Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	933,237	$22,817,638
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	990,639	22,794,615
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	559,343	12,271,975
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	310,028	6,318,374
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	483,205	6,131,873
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	249,261	2,487,624
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	228,432	2,487,624
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $66,640,476)		$75,309,723

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 2.260% (Cost $226,175)	226,175	226,175
TOTAL INVESTMENTS — (100.0%) (Cost $66,866,651)^^		$75,535,898
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$75,309,723	—	—	$75,309,723
Temporary Cash Investments	226,175	—	—	226,175
TOTAL	$75,535,898	—	—	$75,535,898

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	783,136	$19,147,672
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	829,280	19,081,741
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	468,292	10,274,324
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	259,135	5,281,165
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	404,172	5,128,944
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	157,582	1,572,667
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	144,414	1,572,667
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $54,231,511)		$62,059,180

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 2.260% (Cost $33,092)	33,092	33,092
TOTAL INVESTMENTS — (100.0%) (Cost $54,264,603)^^		$62,092,272
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$62,059,180	—	—	$62,059,180
Temporary Cash Investments	33,092	—	—	33,092
TOTAL	$62,092,272	—	—	$62,092,272

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	372,787	$9,114,636
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	395,530	9,101,142
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	223,356	4,900,436
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	123,759	2,522,206
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	192,925	2,448,220
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	74,989	748,391
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	68,723	748,391
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $27,042,187)		$29,583,422

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 2.260% (Cost $52,561)	52,561	52,561
TOTAL INVESTMENTS — (100.0%) (Cost $27,094,748)^^		$29,635,983
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$29,583,422	—	—	$29,583,422
Temporary Cash Investments	52,561	—	—	52,561
TOTAL	$29,635,983	—	—	$29,635,983

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	254,289	$6,217,357
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	269,808	6,208,289
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	152,363	3,342,837
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	84,430	1,720,692
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	131,609	1,670,124
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	51,113	510,104
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	46,841	510,103
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $18,476,959)		$20,179,506

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 2.260% (Cost $36,166)	36,166	36,166
TOTAL INVESTMENTS — (100.0%) (Cost $18,513,125)^^		$20,215,672
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$20,179,506	—	—	$20,179,506
Temporary Cash Investments	36,166	—	—	36,166
TOTAL	$20,215,672	—	—	$20,215,672

Dimensional 2005 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	338,054	$4,063,409
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	154,843	1,594,880
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	19,252	470,706
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	20,346	468,175
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	11,495	252,196
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	6,328	128,961
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	9,930	126,016
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $6,678,809)		$7,104,343

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 2.260% (Cost $90)	90	90
TOTAL INVESTMENTS — (100.0%) (Cost $6,678,899)^^		$7,104,433
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$7,104,343	—	—	$7,104,343
Temporary Cash Investments	90	—	—	90
TOTAL	$7,104,433	—	—	$7,104,433

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	1,212,830	$14,578,213
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	65,342	1,597,627
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	69,164	1,591,459
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	38,994	855,524
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	21,616	440,527
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	33,710	427,783
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	40,990	398,010
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $18,286,196)^^		$19,889,143
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$19,889,143	—	—	$19,889,143
TOTAL	$19,889,143	—	—	$19,889,143

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,678,618	$32,196,990
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	627,693	6,094,900
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	166,763	4,077,348
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	176,581	4,063,128
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	99,471	2,182,396
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	55,113	1,123,207
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	85,904	1,090,118
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $46,493,606)^^		$50,828,087
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$50,828,087	—	—	$50,828,087
TOTAL	$50,828,087	—	—	$50,828,087

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	5,010,411	$60,225,133
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	2,695,939	26,177,569
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	401,321	9,812,291
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	425,739	9,796,259
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	240,045	5,266,593
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	132,472	2,699,779
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	207,669	2,635,323
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	24,812	270,207
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	27,075	270,206
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $106,355,768)		$117,153,360

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 2.260% (Cost $32,618)	32,618	32,618
TOTAL INVESTMENTS — (100.0%) (Cost $106,388,386)^^		$117,185,978
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$117,153,360	—	—	$117,153,360
Temporary Cash Investments	32,618	—	—	32,618
TOTAL	$117,185,978	—	—	$117,185,978

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	5,309,388	$51,554,156
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	3,079,658	37,017,491
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	834,579	20,405,449
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	885,320	20,371,214
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	499,821	10,966,072
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	276,518	5,635,425
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	431,439	5,474,963
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	463,275	4,623,483
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	424,562	4,623,483
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $143,442,838)		$160,671,736

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 2.260% (Cost $121,988)	121,988	121,988
TOTAL INVESTMENTS — (100.0%) (Cost $143,564,826)^^		$160,793,724
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$160,671,736	—	—	$160,671,736
Temporary Cash Investments	121,988	—	—	121,988
TOTAL	$160,793,724	—	—	$160,793,724

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	5,030,205	$48,843,287
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,089,889	26,647,788
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,153,932	26,551,978
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	652,751	14,321,360
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	788,094	8,582,337
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	859,236	8,575,178
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	655,304	7,876,755
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	360,972	7,356,611
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	565,828	7,180,354
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $138,439,041)^^		$155,935,648
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$155,935,648	—	—	$155,935,648
TOTAL	$155,935,648	—	—	$155,935,648

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,098,913	$26,868,438
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,166,503	26,841,227
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	2,251,926	21,866,201
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	658,131	14,439,388
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,027,525	10,254,697
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	941,662	10,254,697
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	364,371	7,425,890
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	568,373	7,212,656
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $111,146,704)^^		$125,163,194
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$125,163,194	—	—	$125,163,194
TOTAL	$125,163,194	—	—	$125,163,194

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,116,690	$27,303,066
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,182,919	27,218,981
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	668,290	14,662,288
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,066,870	10,647,361
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	977,719	10,647,361
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	369,868	7,537,904
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	576,954	7,321,550
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $93,082,760)		$105,338,511

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 2.260% (Cost $108,639)	108,639	108,639
TOTAL INVESTMENTS — (100.0%) (Cost $93,191,399)^^		$105,447,150
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$105,338,511	—	—	$105,338,511
Temporary Cash Investments	108,639	—	—	108,639
TOTAL	$105,447,150	—	—	$105,447,150

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (91.9%)
AUSTRALIA — (3.3%)
Australia & New Zealand Banking Group, Ltd.
#	2.550%, 11/23/21		2,700	$2,714,681
(r)Ω	3.394%, 11/23/21		4,000	4,047,675
#	2.625%, 05/19/22		250	252,354
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		7,974	8,053,215
	2.750%, 03/10/22		200	201,987
	0.500%, 07/11/22	EUR	2,500	2,828,004
National Australia Bank, Ltd.
	2.800%, 01/10/22		8,000	8,111,084
	0.875%, 01/20/22	EUR	1,700	1,934,635
	2.500%, 05/22/22		1,635	1,643,312
	0.350%, 09/07/22	EUR	1,600	1,801,074
Westpac Banking Corp.
#	2.100%, 05/13/21		461	459,785
	2.800%, 01/11/22		16,749	16,961,975
	0.250%, 01/17/22	EUR	450	504,219
TOTAL AUSTRALIA				49,514,000
AUSTRIA — (0.6%)
Republic of Austria Government Bond
Ω	0.000%, 07/15/23	EUR	8,000	9,086,260
BELGIUM — (0.1%)
Anheuser-Busch InBev SA
	0.800%, 04/20/23	EUR	1,700	1,952,310
CANADA — (9.8%)
Bank of Montreal
	3.100%, 07/13/20		5,000	5,041,313
	1.900%, 08/27/21		7,000	6,956,206
(r)	3.311%, 08/27/21		800	808,790
Bank of Nova Scotia (The)
	2.350%, 10/21/20		11,405	11,425,155
Canadian Imperial Bank of Commerce
#	2.550%, 06/16/22		2,500	2,523,983
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		4,500	4,545,926
CPPIB Capital, Inc.
Ω	1.250%, 09/20/19		8,000	7,987,936
Ω	2.250%, 01/25/22		2,000	2,011,806
Enbridge, Inc.
	2.900%, 07/15/22		6,010	6,082,966
Husky Energy, Inc.
#	3.950%, 04/15/22		1,250	1,292,108
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Alberta Canada
	1.900%, 12/06/19		5,000	$4,992,419
Province of British Columbia Canada
#	2.000%, 10/23/22		4,890	4,890,906
Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,179,082
Royal Bank of Canada
	2.125%, 03/02/20		3,965	3,960,935
#	2.350%, 10/30/20		11,000	11,022,122
(r)	2.656%, 04/30/21		11,812	11,846,550
	1.583%, 09/13/21	CAD	6,000	4,501,273
	1.968%, 03/02/22	CAD	2,300	1,738,210
	2.000%, 03/21/22	CAD	11,000	8,319,510
Toronto-Dominion Bank (The)
	3.150%, 09/17/20		2,000	2,020,965
	2.500%, 12/14/20		16,681	16,742,760
	1.994%, 03/23/22	CAD	6,300	4,762,853
	3.005%, 05/30/23	CAD	5,000	3,909,570
	0.625%, 07/20/23	EUR	4,800	5,494,350
Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	5,000	5,739,188
Toyota Credit Canada, Inc.
	2.700%, 01/25/23	CAD	4,000	3,081,891
TOTAL CANADA				144,878,773
DENMARK — (0.2%)
Danske Bank A.S.
Ω	2.750%, 09/17/20		3,000	3,002,326
FINLAND — (0.8%)
Nordea Bank Abp
Ω	2.500%, 09/17/20		4,000	4,005,731
#Ω	2.250%, 05/27/21		3,800	3,791,988
	0.300%, 06/30/22	EUR	1,000	1,124,903
OP Corporate Bank P.L.C.
	0.375%, 08/29/23	EUR	3,000	3,396,521
TOTAL FINLAND				12,319,143
FRANCE — (4.1%)
Agence Francaise de Developpement EPIC
	1.625%, 01/21/20		872	869,354
	0.500%, 10/25/22	EUR	500	570,089
BNP Paribas SA
	2.375%, 05/21/20		500	500,729
Ω	2.950%, 05/23/22		2,500	2,521,646
BPCE SA
#	2.650%, 02/03/21		1,300	1,304,367
Caisse d'Amortissement de la Dette Sociale
	0.500%, 05/25/23	EUR	4,500	5,179,547

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Credit Agricole SA
Ω	3.375%, 01/10/22		2,000	$2,034,886
Dexia Credit Local SA
	0.250%, 06/02/22	EUR	350	394,849
	0.750%, 01/25/23	EUR	7,750	8,924,855
	0.250%, 06/01/23	EUR	5,400	6,119,775
Electricite de France SA
Ω	2.350%, 10/13/20		1,000	998,742
French Republic Government Bond OAT
	1.750%, 05/25/23	EUR	5,300	6,422,870
Pernod Ricard SA
Ω	5.750%, 04/07/21		5,000	5,262,547
Sanofi
	0.500%, 03/21/23	EUR	5,900	6,706,073
	2.500%, 11/14/23	EUR	3,500	4,315,776
Societe Generale S.A.
#Ω	4.250%, 09/14/23		5,000	5,250,908
Societe Generale SA
Ω	3.250%, 01/12/22		2,000	2,023,571
Total Capital International SA
	0.250%, 07/12/23	EUR	1,500	1,692,007
TOTAL FRANCE				61,092,591
GERMANY — (5.4%)
BMW Finance NV
	0.625%, 10/06/23	EUR	2,200	2,505,857
BMW US Capital LLC
(r)Ω	3.035%, 08/13/21		1,640	1,644,264
Ω	3.450%, 04/12/23		2,000	2,063,229
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		3,000	3,019,317
Deutsche Bank AG
	2.950%, 08/20/20		1,900	1,895,593
Deutsche Telekom International Finance BV
Ω	1.500%, 09/19/19		5,570	5,561,924
FMS Wertmanagement
	1.375%, 06/08/21		4,000	3,957,247
Kreditanstalt fuer Wiederaufbau
	1.875%, 06/30/20		4,000	3,990,256
	2.750%, 09/08/20		2,000	2,014,291
	0.000%, 12/15/22	EUR	20,500	23,159,407
	0.125%, 06/07/23	EUR	3,400	3,867,110
	0.000%, 09/15/23	EUR	2,000	2,266,225
Landwirtschaftliche Rentenbank
	0.050%, 06/12/23	EUR	7,500	8,498,708
NRW Bank Floating Rate Note
(r)	2.539%, 03/05/21		1,000	1,000,330
	0.000%, 08/10/22	EUR	3,500	3,938,338
	0.125%, 07/07/23	EUR	2,400	2,721,053
State of North Rhine-Westphalia Germany
	0.200%, 04/17/23	EUR	1,000	1,136,480
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		4,000	$3,996,265
Ω	4.000%, 11/12/21		3,000	3,093,702
TOTAL GERMANY				80,329,596
JAPAN — (3.9%)
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,770	1,786,944
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		5,000	5,035,002
#	2.190%, 09/13/21		2,000	1,986,701
Mizuho Bank, Ltd.
Ω	2.700%, 10/20/20		2,000	2,006,527
Mizuho Financial Group, Inc.
	2.953%, 02/28/22		5,000	5,047,504
MUFG Bank, Ltd.
Ω	2.300%, 03/05/20		3,900	3,897,034
Nissan Motor Acceptance Corp.
Ω	2.125%, 03/03/20		2,250	2,244,837
Sumitomo Mitsui Banking Corp.
	2.450%, 01/16/20		2,000	2,000,689
Sumitomo Mitsui Financial Group, Inc.
	2.934%, 03/09/21		5,000	5,036,885
	2.058%, 07/14/21		400	397,505
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	8,500	6,421,049
	2.350%, 07/18/22	CAD	3,000	2,283,664
Toyota Motor Credit Corp. Floating Rate Note
(r)	2.843%, 01/08/21		660	662,843
	1.900%, 04/08/21		10,500	10,451,694
	1.000%, 09/10/21	EUR	1,800	2,042,814
	2.600%, 01/11/22		3,000	3,029,123
	3.300%, 01/12/22		1,561	1,599,316
Toyota Motor Finance Netherlands BV
	0.625%, 09/26/23	EUR	1,500	1,710,980
TOTAL JAPAN				57,641,111
LUXEMBOURG — (0.5%)
Novartis Finance SA
	0.500%, 08/14/23	EUR	3,000	3,421,661
	0.125%, 09/20/23	EUR	3,000	3,379,749
TOTAL LUXEMBOURG				6,801,410
NETHERLANDS — (4.3%)
BNG Bank NV
Ω	2.375%, 02/01/22		19,932	20,149,817
	2.375%, 02/01/22		12,000	12,131,136
	0.050%, 07/11/23	EUR	9,000	10,185,577

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
	4.500%, 01/11/21		3,000	$3,090,857
	2.750%, 01/10/22		5,000	5,048,268
	4.000%, 01/11/22	EUR	2,950	3,610,269
Enel Finance International NV
#Ω	2.875%, 05/25/22		2,500	2,516,023
ING Bank NV
Ω	2.750%, 03/22/21		3,000	3,013,697
Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21		2,258	2,235,430
Nederlandse Waterschapsbank NV
Ω	1.750%, 09/05/19		1,200	1,199,286
TOTAL NETHERLANDS				63,180,360
NEW ZEALAND — (0.3%)
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	200	224,818
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	3,800	4,287,621
TOTAL NEW ZEALAND				4,512,439
SPAIN — (0.5%)
Banco Santander SA
	3.848%, 04/12/23		2,000	2,074,904
Telefonica Emisiones SA
	5.462%, 02/16/21		1,000	1,043,670
Telefonica Emisiones SAU
	5.134%, 04/27/20		4,250	4,329,284
TOTAL SPAIN				7,447,858
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.7%)
African Development Bank
	1.125%, 09/20/19		6,555	6,545,037
Council Of Europe Development Bank
	0.125%, 05/25/23	EUR	8,500	9,650,688
European Financial Stability Facility
	0.000%, 11/17/22	EUR	9,842	11,101,800
	0.125%, 10/17/23	EUR	1,000	1,137,824
European Investment Bank
	1.625%, 12/15/20		3,000	2,984,113
	0.000%, 10/16/23	EUR	2,000	2,267,199
European Stability Mechanism
	0.000%, 10/18/22	EUR	13,950	15,726,739
	0.100%, 07/31/23	EUR	14,500	16,456,839
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	International Bank for Reconstruction & Development
	1.625%, 03/09/21		4,000	$3,978,280
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			69,848,519
SWEDEN — (5.1%)
	Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	185,000	19,399,517
	0.750%, 02/22/23	SEK	170,000	18,131,616
	1.000%, 11/13/23	SEK	20,000	2,162,860
	Skandinaviska Enskilda Banken AB
(r)Ω	2.955%, 05/17/21		4,823	4,838,241
	Svensk Exportkredit AB
(r)	2.570%, 12/13/21		5,000	5,009,197
	Svenska Handelsbanken AB
	1.875%, 09/07/21		447	442,572
	0.250%, 02/28/22	EUR	1,900	2,131,355
	Swedbank AB
	0.300%, 09/06/22	EUR	3,000	3,355,932
	0.250%, 11/07/22	EUR	4,400	4,922,919
	0.400%, 08/29/23	EUR	250	281,372
	Sweden Government Bond
	3.500%, 06/01/22	SEK	127,500	14,782,808
	TOTAL SWEDEN			75,458,389
SWITZERLAND — (0.0%)
	Credit Suisse AG
#	3.000%, 10/29/21		480	486,471
UNITED KINGDOM — (2.8%)
	AstraZeneca P.L.C.
	2.375%, 11/16/20		5,071	5,072,738
	Barclays P.L.C.
	2.750%, 11/08/19		2,000	1,998,106
	3.250%, 01/12/21		3,500	3,520,635
	Barclays PLC
	3.200%, 08/10/21		5,500	5,531,239
	BAT International Finance P.L.C.
Ω	3.250%, 06/07/22		7,900	8,032,825
	BP Capital Markets P.L.C.
	1.117%, 01/25/24	EUR	3,000	3,489,808
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		700	725,820
	3.600%, 05/25/23		775	803,585
	HSBC USA, Inc.
	2.375%, 11/13/19		3,281	3,279,913
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,156	1,169,090
	3.000%, 01/11/22		2,500	2,513,140

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Santander UK Group Holdings P.L.C.
2.875%, 08/05/21		750	$749,505
Santander UK P.L.C.
2.375%, 03/16/20		4,600	4,597,432
TOTAL UNITED KINGDOM			41,483,836
UNITED STATES — (45.5%)
AbbVie, Inc.
2.500%, 05/14/20		6,000	5,999,952
2.900%, 11/06/22		1,000	1,009,256
Aetna, Inc.
2.750%, 11/15/22		825	826,703
Agilent Technologies, Inc.
3.200%, 10/01/22		2,000	2,031,878
Airgas, Inc.
2.375%, 02/15/20		4,000	3,998,830
Allergan Finance LLC
3.250%, 10/01/22		2,300	2,332,093
Allergan Funding SCS
3.450%, 03/15/22		7,800	7,950,072
Altria Group, Inc.
4.750%, 05/05/21		500	519,686
American Express Co.
2.500%, 08/01/22		7,383	7,409,492
American Express Credit Corp.
2.375%, 05/26/20		800	800,116
American Honda Finance Corp.
2.450%, 09/24/20		3,000	3,005,791
(r) 2.745%, 02/12/21		3,000	2,999,822
0.550%, 03/17/23	EUR	3,000	3,399,689
American International Group, Inc.
3.375%, 08/15/20		3,000	3,027,671
6.400%, 12/15/20		2,475	2,607,287
3.300%, 03/01/21		500	506,678
4.875%, 06/01/22		1,400	1,494,257
Ameriprise Financial, Inc.
5.300%, 03/15/20		1,000	1,017,540
Anthem, Inc.
3.125%, 05/15/22		1,907	1,940,364
3.300%, 01/15/23		825	846,607
Aon Corp.
5.000%, 09/30/20		2,710	2,789,612
Apache Corp.
3.250%, 04/15/22		257	260,028
Apple, Inc.
2.500%, 02/09/22		1,628	1,642,829
2.300%, 05/11/22		7,500	7,542,736
# 2.100%, 09/12/22		5,000	4,996,087
1.000%, 11/10/22	EUR	2,700	3,117,239
Assurant, Inc.
4.000%, 03/15/23		3,000	3,089,987
AT&T, Inc.
2.450%, 06/30/20		1,331	1,331,342
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	4.600%, 02/15/21		1,000	$1,028,093
	4.000%, 01/15/22		1,500	1,556,134
	3.000%, 06/30/22		620	629,638
	Autodesk, Inc.
	3.600%, 12/15/22		1,000	1,026,077
	AutoZone, Inc.
	3.700%, 04/15/22		750	774,988
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22		3,000	3,025,298
	Baltimore Gas & Electric Co.
	3.350%, 07/01/23		610	633,464
	Bank of America Corp.
	2.625%, 10/19/20		2,500	2,509,559
	3.300%, 01/11/23		500	513,358
	Bank of New York Mellon Corp. (The)
	4.600%, 01/15/20		680	686,792
#	2.150%, 02/24/20		1,200	1,198,781
	3.500%, 04/28/23		2,000	2,079,990
	Bayer U.S. Finance LLC
Ω	2.375%, 10/08/19		2,500	2,497,711
	BB&T Corp.
	2.050%, 05/10/21		731	727,350
	2.750%, 04/01/22		1,090	1,100,498
	Berkshire Hathaway, Inc.
	0.750%, 03/16/23	EUR	600	685,206
	Biogen, Inc.
	2.900%, 09/15/20		1,500	1,506,798
	3.625%, 09/15/22		4,500	4,652,635
	Booking Holdings, Inc.
	2.750%, 03/15/23		4,500	4,555,303
	BP Capital Markets America, Inc.
	4.500%, 10/01/20		3,750	3,844,888
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	2.375%, 01/15/20		645	644,141
	3.000%, 01/15/22		5,000	5,019,656
	Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		2,600	2,607,542
	Campbell Soup Co.
	2.500%, 08/02/22		1,000	1,000,636
	3.650%, 03/15/23		11,000	11,367,665
	Capital One Financial Corp.
	3.200%, 01/30/23		6,000	6,116,361
	Cardinal Health, Inc.
	4.625%, 12/15/20		1,700	1,747,028
	Caterpillar Financial Services Corp.
(r)	2.698%, 05/15/20		3,000	3,002,645
(r)	2.640%, 03/15/21		4,000	4,003,420
	1.700%, 08/09/21		1,000	991,267
#	2.625%, 03/01/23		500	505,409
	CBS Corp.
	2.500%, 02/15/23		3,000	2,985,785

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Celgene Corp.
	2.750%, 02/15/23	5,500	$5,548,715
	Chevron Corp.
	2.419%, 11/17/20	800	803,212
	2.498%, 03/03/22	4,680	4,721,593
	Chubb INA Holdings, Inc.
	2.300%, 11/03/20	425	425,048
	Church & Dwight Co., Inc.
	2.875%, 10/01/22	1,000	1,011,086
	Cisco Systems, Inc.
	1.850%, 09/20/21	10,000	9,939,559
	Citigroup, Inc.
	2.400%, 02/18/20	3,000	3,005,239
	3.875%, 10/25/23	530	557,344
	Citizens Bank N.A.
	3.700%, 03/29/23	8,178	8,509,954
	CMS Energy Corp.
	5.050%, 03/15/22	2,549	2,704,938
	CNA Financial Corp.
	5.750%, 08/15/21	880	935,479
	Comcast Corp.
	5.150%, 03/01/20	1,900	1,930,089
(r)	2.759%, 10/01/21	5,000	5,021,500
	Conagra Brands, Inc.
	3.200%, 01/25/23	2,075	2,109,736
	Constellation Brands, Inc.
	2.700%, 05/09/22	7,000	7,028,147
#	3.200%, 02/15/23	1,706	1,741,862
	Cox Communications, Inc.
Ω	3.250%, 12/15/22	975	995,578
	CVS Health Corp.
	2.250%, 08/12/19	2,500	2,499,825
	2.125%, 06/01/21	500	496,748
	3.500%, 07/20/22	2,500	2,565,778
	2.750%, 12/01/22	2,500	2,505,340
	Daimler Finance North America LLC
Ω	2.700%, 08/03/20	3,085	3,086,329
	Discovery Communications LLC
	3.250%, 04/01/23	1,489	1,515,936
	Dollar General Corp.
	3.250%, 04/15/23	2,320	2,378,347
	Dollar Tree, Inc.
	3.700%, 05/15/23	8,393	8,663,708
	Dow Chemical Co. (The)
	3.000%, 11/15/22	2,000	2,024,220
	DTE Energy Co.
	2.400%, 12/01/19	4,000	3,998,794
	3.300%, 06/15/22	503	512,731
	Duke Energy Corp.
#	2.400%, 08/15/22	1,357	1,359,187
	E*TRADE Financial Corp.
	2.950%, 08/24/22	8,280	8,343,609
	eBay, Inc.
	2.200%, 08/01/19	2,846	2,846,000
	2.750%, 01/30/23	417	420,576
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Electronic Arts, Inc.
	3.700%, 03/01/21		2,000	$2,037,654
	Energy Transfer Operating L.P.
	4.650%, 06/01/21		1,180	1,221,214
	Enterprise Products Operating LLC
	3.350%, 03/15/23		2,000	2,058,524
	EQT Corp.
	4.875%, 11/15/21		3,000	3,100,772
	Equifax, Inc.
	3.950%, 06/15/23		5,000	5,209,506
	Exelon Generation Co. LLC
	2.950%, 01/15/20		2,600	2,603,291
	4.000%, 10/01/20		600	608,165
	Express Scripts Holding Co.
	3.900%, 02/15/22		1,866	1,928,292
	Exxon Mobil Corp.
	1.912%, 03/06/20		2,400	2,396,218
	2.222%, 03/01/21		5,824	5,833,813
#	2.397%, 03/06/22		11,161	11,239,470
	Fidelity National Information Services, Inc.
	2.250%, 08/15/21		5,000	4,982,089
	Fifth Third Bancorp
	3.500%, 03/15/22		2,000	2,050,940
	Flex, Ltd.
	5.000%, 02/15/23		1,000	1,058,295
	GE Capital European Funding Un, Ltd. Co.
	0.800%, 01/21/22	EUR	2,400	2,713,970
	General Mills, Inc.
	3.150%, 12/15/21		500	508,004
#	2.600%, 10/12/22		4,385	4,399,314
	General Motors Financial Co., Inc.
	3.200%, 07/06/21		7,200	7,259,196
	Georgia Power Co.
#	4.250%, 12/01/19		215	216,213
	Gilead Sciences, Inc.
	2.550%, 09/01/20		1,000	1,002,706
	Goldman Sachs Group, Inc. (The)
	2.550%, 10/23/19		4,900	4,901,274
	5.750%, 01/24/22		5,500	5,924,211
	Harley-Davidson Financial Services, Inc.
#Ω	2.850%, 01/15/21		500	500,418
Ω	3.550%, 05/21/21		1,000	1,012,951
Ω	2.550%, 06/09/22		2,924	2,904,614
	Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		3,800	3,844,885
	HSBC USA, Inc.
	2.750%, 08/07/20		4,000	4,017,033
	Humana, Inc.
	2.625%, 10/01/19		3,000	3,000,296

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Huntington National Bank (The)
	2.400%, 04/01/20		2,600	$2,599,739
	IBM Credit LLC
(r)	2.538%, 01/20/21		6,200	6,204,427
	Intercontinental Exchange, Inc.
	2.750%, 12/01/20		268	269,144
	International Business Machines Corp.
#	1.625%, 05/15/20		1,390	1,382,726
	0.375%, 01/31/23	EUR	1,000	1,126,090
	JM Smucker Co. (The)
	2.500%, 03/15/20		3,320	3,318,762
	John Deere Capital Corp.
	2.050%, 03/10/20		1,625	1,622,711
	Johnson & Johnson
	2.250%, 03/03/22		1,500	1,508,950
	JPMorgan Chase & Co.
	3.250%, 09/23/22		2,300	2,363,329
	Kellogg Co.
	4.000%, 12/15/20		1,000	1,020,974
	KeyCorp
	2.900%, 09/15/20		2,000	2,013,467
	Kohl's Corp.
#	3.250%, 02/01/23		2,000	2,015,580
	Kraft Heinz Foods Co.
	3.500%, 06/06/22		2,350	2,405,226
#	4.000%, 06/15/23		7,000	7,323,654
	Kroger Co. (The)
	3.400%, 04/15/22		1,000	1,022,275
#	2.800%, 08/01/22		500	504,133
	L3Harris Technologies, Inc.
	2.700%, 04/27/20		4,500	4,506,537
Ω	4.950%, 02/15/21		701	721,962
	Laboratory Corp. of America Holdings
	3.200%, 02/01/22		1,500	1,525,090
	4.000%, 11/01/23		5,000	5,232,854
	Lam Research Corp.
	2.750%, 03/15/20		2,800	2,804,185
	Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,900	3,014,541
	LyondellBasell Industries NV
	6.000%, 11/15/21		3,853	4,109,776
	Manufacturers & Traders Trust Co.
	2.100%, 02/06/20		4,225	4,219,038
	Marriott International, Inc.
	2.300%, 01/15/22		1,385	1,378,711
	Marsh & McLennan Cos., Inc.
	2.350%, 03/06/20		2,000	1,999,123
	2.750%, 01/30/22		1,500	1,515,761
	McKesson Corp.
	2.700%, 12/15/22		2,451	2,456,811
	2.850%, 03/15/23		1,220	1,226,838
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Mead Johnson Nutrition Co.
	3.000%, 11/15/20	700	$705,652
	Merck & Co., Inc.
	2.400%, 09/15/22	1,500	1,510,318
	Microsoft Corp.
	2.000%, 11/03/20	3,500	3,498,444
#	1.550%, 08/08/21	4,000	3,960,666
	2.400%, 02/06/22	2,000	2,016,345
	2.375%, 02/12/22	18,000	18,138,066
#	2.650%, 11/03/22	6,400	6,514,572
#	2.000%, 08/08/23	4,000	3,989,415
	Mondelez International, Inc.
#	3.625%, 05/07/23	890	927,711
	Morgan Stanley
	2.800%, 06/16/20	3,000	3,009,608
	5.500%, 07/28/21	925	978,605
	3.125%, 01/23/23	3,000	3,057,231
	Mosaic Co. (The)
	3.750%, 11/15/21	1,000	1,023,282
#	3.250%, 11/15/22	1,000	1,016,676
	Motorola Solutions, Inc.
	3.500%, 03/01/23	1,750	1,783,411
	National Oilwell Varco, Inc.
	2.600%, 12/01/22	5,283	5,270,059
	National Rural Utilities Cooperative Finance Corp.
(r)	2.694%, 06/30/21	2,000	2,005,477
	NBCUniversal Enterprise, Inc.
(r)Ω	2.719%, 04/01/21	3,500	3,511,585
	NetApp, Inc.
	3.250%, 12/15/22	2,000	2,048,088
	Newell Brands, Inc.
	4.000%, 06/15/22	1,000	1,018,052
	Newmont Goldcorp Corp.
Ω	3.625%, 06/09/21	398	404,298
	NextEra Energy Capital Holdings, Inc.
	2.400%, 09/15/19	2,950	2,949,841
	Noble Energy, Inc.
	4.150%, 12/15/21	580	597,961
	Nordstrom, Inc.
	4.750%, 05/01/20	350	355,374
	Northrop Grumman Corp.
	3.500%, 03/15/21	535	545,198
	NVIDIA Corp.
	2.200%, 09/16/21	575	573,443
	Occidental Petroleum Corp.
	2.700%, 02/15/23	2,352	2,360,053
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22	6,335	6,520,079
	ONEOK, Inc.
	4.250%, 02/01/22	3,000	3,097,943
	Oracle Corp.
	1.900%, 09/15/21	9,000	8,935,116
	2.500%, 05/15/22	3,000	3,019,115
#	2.500%, 10/15/22	2,000	2,014,993

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		1,605	$1,634,083
Ω	4.875%, 07/11/22		1,455	1,544,510
Ω	4.250%, 01/17/23		822	862,530
	PepsiCo, Inc.
	2.250%, 05/02/22		710	711,810
	Pfizer, Inc.
	1.950%, 06/03/21		3,490	3,476,781
	0.250%, 03/06/22	EUR	4,000	4,485,991
	Philip Morris International, Inc.
	2.375%, 08/17/22		200	199,975
	Phillips 66
	4.300%, 04/01/22		990	1,040,974
	PNC Bank NA
	2.400%, 10/18/19		3,000	2,999,686
	Praxair, Inc.
	1.200%, 02/12/24	EUR	6,625	7,779,968
	Principal Financial Group, Inc.
	3.300%, 09/15/22		1,416	1,439,817
	3.125%, 05/15/23		890	908,123
	Procter & Gamble Co. (The)
	2.300%, 02/06/22		650	653,265
	2.000%, 08/16/22	EUR	1,000	1,183,122
	Progress Energy, Inc.
#	4.400%, 01/15/21		2,150	2,199,470
	Prudential Financial, Inc.
#	5.375%, 06/21/20		3,000	3,080,332
	QUALCOMM, Inc.
	2.250%, 05/20/20		3,000	2,998,308
	2.600%, 01/30/23		6,690	6,717,909
	Quest Diagnostics, Inc.
	2.500%, 03/30/20		3,630	3,628,855
	Regions Financial Corp.
	2.750%, 08/14/22		2,750	2,768,544
	Reinsurance Group of America, Inc.
	4.700%, 09/15/23		4,600	4,951,593
	Ryder System, Inc.
	3.400%, 03/01/23		1,200	1,231,961
	Santander Holdings USA, Inc.
	2.650%, 04/17/20		2,000	2,000,081
	3.700%, 03/28/22		780	797,337
	3.400%, 01/18/23		2,150	2,183,742
	Sempra Energy
	2.850%, 11/15/20		5,000	5,021,249
	4.050%, 12/01/23		735	772,230
	Shell International Finance BV
	2.125%, 05/11/20		2,200	2,198,131
	1.875%, 05/10/21		5,000	4,975,904
	1.750%, 09/12/21		11,000	10,902,412
	1.000%, 04/06/22	EUR	2,000	2,292,686
	Sherwin-Williams Co. (The)
	2.750%, 06/01/22		4,250	4,283,034
	Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		5,000	5,054,756
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Solvay Finance America LLC
Ω	3.400%, 12/03/20		3,200	$3,224,037
	Southern Power Co.
	2.500%, 12/15/21		539	541,503
	Southwest Airlines Co.
	2.750%, 11/06/19		426	426,153
	Spirit AeroSystems, Inc.
	3.950%, 06/15/23		500	513,169
	State Street Corp.
	4.375%, 03/07/21		2,000	2,066,571
	Stryker Corp.
	2.625%, 03/15/21		2,378	2,385,430
	Sunoco Logistics Partners Operations L.P.
#	3.450%, 01/15/23		740	753,327
	SunTrust Banks, Inc.
	2.900%, 03/03/21		3,000	3,019,866
	Sysco Corp.
	2.600%, 10/01/20		3,970	3,978,867
	Thermo Fisher Scientific, Inc.
#	3.300%, 02/15/22		2,300	2,354,264
	3.000%, 04/15/23		1,200	1,224,816
	Total System Services, Inc.
	3.750%, 06/01/23		4,480	4,627,776
	Tupperware Brands Corp.
	4.750%, 06/01/21		7,000	7,173,613
	Tyson Foods, Inc.
	2.650%, 08/15/19		1,940	1,940,120
	4.500%, 06/15/22		2,000	2,107,434
	Unilever Capital Corp.
	4.250%, 02/10/21		1,200	1,236,359
	United Parcel Service, Inc.
	2.450%, 10/01/22		300	301,795
	UnitedHealth Group, Inc.
	2.300%, 12/15/19		815	814,938
	2.700%, 07/15/20		439	440,982
	2.125%, 03/15/21		2,000	1,996,780
	Verizon Communications, Inc.
	2.946%, 03/15/22		2,500	2,546,581
	Viacom, Inc.
	3.875%, 12/15/21		2,740	2,813,785
	Walgreen Co.
	3.100%, 09/15/22		1,500	1,524,312
	Walgreens Boots Alliance, Inc.
	2.700%, 11/18/19		2,000	2,000,170
	3.300%, 11/18/21		500	509,204
	Walmart, Inc.
(r)	2.573%, 06/23/21		3,077	3,086,944
	Wells Fargo & Co.
	2.150%, 01/30/20		1,500	1,498,701
	2.094%, 04/25/22	CAD	1,000	753,766
	Wells Fargo Bank NA
(r)	2.788%, 10/22/21		3,000	3,007,845
	Whirlpool Corp.
	3.700%, 03/01/23		2,170	2,233,719
	Williams Cos., Inc. (The)
	3.700%, 01/15/23		1,190	1,229,221

DFA Short-Duration Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/22	950	$962,954
Zoetis, Inc.
3.250%, 02/01/23	2,976	3,044,202
TOTAL UNITED STATES		674,544,759
TOTAL BONDS		1,363,580,151
U.S. TREASURY OBLIGATIONS — (4.9%)
Treasury Inflation Protected Security
0.125%, 04/15/20	19,683	19,451,906
U.S. Treasury Notes
(r) 2.220%, 04/30/21	52,500	52,491,282
TOTAL U.S. TREASURY OBLIGATIONS		71,943,188
AGENCY OBLIGATIONS — (1.5%)
Federal Home Loan Mortgage Corp.
1.375%, 05/01/20	7,000	6,963,127
	Face Amount^	Value†
	(000)

Federal National Mortgage Association
# 1.500%, 06/22/20	14,000	$13,932,197
Tennessee Valley Authority
3.875%, 02/15/21	2,000	2,056,525
TOTAL AGENCY OBLIGATIONS		22,951,849
TOTAL INVESTMENT SECURITIES		1,458,475,188

		Shares
SECURITIES LENDING COLLATERAL — (1.7%)
@§	DFA Short Term Investment Fund	2,210,631	25,579,216
TOTAL INVESTMENTS — (100.0%)
(Cost $1,483,300,262)^^			$1,484,054,404

As of July 31, 2019, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	30,240,836	EUR	26,697,374	ANZ Securities	08/05/19	$679,740
USD	96,248,257	EUR	85,265,135	Citibank, N.A.	08/08/19	1,814,405
USD	32,873,493	EUR	29,275,661	ANZ Securities	08/09/19	447,173
USD	56,252,392	SEK	526,614,586	Citibank, N.A.	08/21/19	1,666,766
USD	93,408,758	EUR	83,603,303	Barclays Capital	08/26/19	683,039
USD	36,186,134	CAD	47,630,943	Citibank, N.A.	08/29/19	76,887
Total Appreciation						$5,368,010
As of July 31, 2019, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.633%	Fixed	CPI	Maturity	USD	27,000,000	04/14/21	—	—	$515,033	$515,033
Bank of America Corp.	1.525%	Fixed	CPI	Maturity	USD	43,000,000	08/31/21	—	—	878,875	878,875
Bank of America Corp.	1.435%	Fixed	CPI	Maturity	USD	30,000,000	10/30/20	—	—	585,541	585,541
Citibank, N.A.	1.879%	Fixed	CPI	Maturity	USD	54,000,000	07/26/21	—	—	203,693	203,693
Citibank, N.A.	1.849%	Fixed	CPI	Maturity	USD	20,000,000	10/27/21	—	—	129,209	129,209
Citibank, N.A.	1.788%	Fixed	CPI	Maturity	USD	30,000,000	03/08/20	—	—	37,518	37,518
Citibank, N.A.	1.695%	Fixed	CPI	Maturity	USD	42,000,000	02/21/20	—	—	47,272	47,272
Citibank, N.A.	1.683%	Fixed	CPI	Maturity	USD	22,000,000	02/28/20	—	—	43,546	43,546

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	1.655%	Fixed	CPI	Maturity	USD	40,000,000	07/20/20	—	—	$574,019	$574,019
Citibank, N.A.	1.623%	Fixed	CPI	Maturity	USD	38,000,000	06/20/20	—	—	683,842	683,842
Deutsche Bank AG	1.938%	Fixed	CPI	Maturity	USD	25,000,000	09/08/22	—	—	62,741	62,741
Deutsche Bank AG, London Branch	1.860%	Fixed	CPI	Maturity	USD	60,000,000	06/30/20	—	—	196,403	196,403
Total Appreciation										$3,957,692	$3,957,692
Bank of America Corp.	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	(562,638)	(562,638)
Bank of America Corp.	2.333%	Fixed	CPI	Maturity	USD	36,000,000	10/03/23	—	—	(943,797)	(943,797)
Bank of America Corp.	2.282%	Fixed	CPI	Maturity	USD	40,000,000	02/08/20	—	—	(371,464)	(371,464)
Bank of America Corp.	2.254%	Fixed	CPI	Maturity	USD	30,000,000	10/24/23	—	—	(650,389)	(650,389)
Bank of America Corp.	2.228%	Fixed	CPI	Maturity	USD	26,000,000	03/12/22	—	—	(413,117)	(413,117)
Bank of America Corp.	2.225%	Fixed	CPI	Maturity	USD	29,000,000	03/01/20	—	—	(228,543)	(228,543)
Bank of America Corp.	2.208%	Fixed	CPI	Maturity	USD	26,000,000	02/01/23	—	—	(432,184)	(432,184)
Bank of America Corp.	1.769%	Fixed	CPI	Maturity	USD	26,000,000	05/30/20	—	—	(8,751)	(8,751)
Citibank, N.A.	2.318%	Fixed	CPI	Maturity	USD	24,000,000	07/05/22	—	—	(507,680)	(507,680)
Citibank, N.A.	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	(425,452)	(425,452)
Citibank, N.A.	2.190%	Fixed	CPI	Maturity	USD	23,000,000	08/13/21	—	—	(336,958)	(336,958)
Citibank, N.A.	2.182%	Fixed	CPI	Maturity	USD	23,000,000	01/19/23	—	—	(340,365)	(340,365)
Citibank, N.A.	2.149%	Fixed	CPI	Maturity	USD	38,000,000	01/23/21	—	—	(322,731)	(322,731)
Citibank, N.A.	2.144%	Fixed	CPI	Maturity	USD	44,000,000	01/11/21	—	—	(371,008)	(371,008)
Citibank, N.A.	2.041%	Fixed	CPI	Maturity	USD	24,000,000	10/17/22	—	—	(62,869)	(62,869)
Citibank, N.A.	2.036%	Fixed	CPI	Maturity	USD	36,000,000	11/21/22	—	—	(214,971)	(214,971)
Citibank, N.A.	2.009%	Fixed	CPI	Maturity	USD	42,000,000	10/23/22	—	—	(52,789)	(52,789)
Citibank, N.A.	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	(200,371)	(200,371)
Deutsche Bank AG	2.333%	Fixed	CPI	Maturity	USD	40,000,000	07/11/21	—	—	(702,740)	(702,740)
Deutsche Bank AG	2.318%	Fixed	CPI	Maturity	USD	28,000,000	08/31/23	—	—	(740,589)	(740,589)
Deutsche Bank AG	2.289%	Fixed	CPI	Maturity	USD	33,000,000	06/13/22	—	—	(635,862)	(635,862)
Deutsche Bank AG	2.235%	Fixed	CPI	Maturity	USD	38,000,000	05/02/22	—	—	(706,002)	(706,002)
Deutsche Bank AG	2.233%	Fixed	CPI	Maturity	USD	48,000,000	08/01/21	—	—	(760,866)	(760,866)
Deutsche Bank AG	2.208%	Fixed	CPI	Maturity	USD	20,000,000	04/05/23	—	—	(393,147)	(393,147)
Deutsche Bank AG	2.203%	Fixed	CPI	Maturity	USD	31,000,000	10/25/22	—	—	(517,157)	(517,157)
Deutsche Bank AG	2.193%	Fixed	CPI	Maturity	USD	40,000,000	03/08/21	—	—	(449,425)	(449,425)
Deutsche Bank AG	2.128%	Fixed	CPI	Maturity	USD	34,000,000	11/15/22	—	—	(456,276)	(456,276)
Deutsche Bank AG	2.125%	Fixed	CPI	Maturity	USD	20,000,000	01/04/23	—	—	(225,449)	(225,449)
Deutsche Bank AG	2.035%	Fixed	CPI	Maturity	USD	22,000,000	12/11/22	—	—	(154,376)	(154,376)
Deutsche Bank AG, London Branch	2.145%	Fixed	CPI	Maturity	USD	25,000,000	03/17/20	—	—	(178,011)	(178,011)
Deutsche Bank AG, London Branch	2.135%	Fixed	CPI	Maturity	USD	30,000,000	04/05/21	—	—	(361,685)	(361,685)

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG, London Branch	1.990%	Fixed	CPI	Maturity	USD	45,000,000	06/05/22	—	—	$(135,654)	$(135,654)
Deutsche Bank AG, London Branch	1.983%	Fixed	CPI	Maturity	USD	32,000,000	05/12/22	—	—	(162,129)	(162,129)
Total (Depreciation)										$(13,025,445)	$(13,025,445)
Total Appreciation (Depreciation)										$(9,067,753)	$(9,067,753)
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$49,514,000	—	$49,514,000
Austria	—	9,086,260	—	9,086,260
Belgium	—	1,952,310	—	1,952,310
Canada	—	144,878,773	—	144,878,773
Denmark	—	3,002,326	—	3,002,326
Finland	—	12,319,143	—	12,319,143
France	—	61,092,591	—	61,092,591
Germany	—	80,329,596	—	80,329,596
Japan	—	57,641,111	—	57,641,111
Luxembourg	—	6,801,410	—	6,801,410
Netherlands	—	63,180,360	—	63,180,360
New Zealand	—	4,512,439	—	4,512,439
Spain	—	7,447,858	—	7,447,858
Supranational Organization Obligations	—	69,848,519	—	69,848,519
Sweden	—	75,458,389	—	75,458,389
Switzerland	—	486,471	—	486,471
United Kingdom	—	41,483,836	—	41,483,836
United States	—	674,544,759	—	674,544,759
Agency Obligations	—	22,951,849	—	22,951,849
U.S. Treasury Obligations	—	71,943,188	—	71,943,188
Securities Lending Collateral	—	25,579,216	—	25,579,216
Forward Currency Contracts**	—	5,368,010	—	5,368,010
Swap Agreements**	—	(9,067,753)	—	(9,067,753)
TOTAL	—	$1,480,354,661	—	$1,480,354,661
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.6%)
Alabama State (GO) Series A
5.000%, 08/01/20	2,250	$2,337,705
5.000%, 08/01/23	2,200	2,530,902
TOTAL ALABAMA		4,868,607
ALASKA — (0.5%)
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,981,436
Municipality of Anchorage (GO) Series B
5.000%, 09/01/21	900	972,396
5.000%, 09/01/23	600	692,016
TOTAL ALASKA		4,645,848
ARIZONA — (0.6%)
City of Phoenix (GO)
4.000%, 07/01/20	1,500	1,540,125
5.000%, 07/01/20	875	906,342
City of Tempe (GO) Series C
4.000%, 07/01/22	1,400	1,517,278
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	696,183
Scottsdale Municipal Property Corp. (RB) Series A
3.000%, 07/01/21	805	834,036
TOTAL ARIZONA		5,493,964
ARKANSAS — (1.2%)
Arkansas State (GO)
5.000%, 04/01/21	2,600	2,768,480
5.000%, 10/01/21	7,195	7,796,430
TOTAL ARKANSAS		10,564,910
CALIFORNIA — (2.6%)
California State (GO)
5.000%, 08/01/26	9,000	11,252,250
3.500%, 08/01/27	1,500	1,723,410
5.000%, 08/01/27	4,000	5,097,880
California State (GO) Series B
5.000%, 09/01/25	3,140	3,850,456
TOTAL CALIFORNIA		21,923,996
	Face Amount	Value†
	(000)
COLORADO — (1.2%)
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	$3,756,330
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	1,076,922
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	1,240	1,352,976
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,210,780
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
4.000%, 12/01/23	2,425	2,713,963
TOTAL COLORADO		10,110,971
CONNECTICUT — (0.3%)
City of Danbury (BAN)
3.000%, 07/16/20	2,000	2,036,320
Connecticut State (GO) Series A
5.000%, 10/15/19	300	302,301
TOTAL CONNECTICUT		2,338,621
DELAWARE — (0.5%)
New Castle County (GO)
5.000%, 10/01/23	2,275	2,636,611
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,615,532
TOTAL DELAWARE		4,252,143
DISTRICT OF COLUMBIA — (1.5%)
District of Columbia (GO) Series A
5.000%, 06/01/20	1,900	1,961,560
District of Columbia (GO) Series E
5.000%, 06/01/21	2,550	2,730,183
5.000%, 06/01/26	1,875	2,322,900

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	$5,738,634
TOTAL DISTRICT OF COLUMBIA		12,753,277
FLORIDA — (2.7%)
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	6,176,050
Florida State (GO) Series A
5.000%, 07/01/21	2,000	2,148,500
5.000%, 06/01/23	700	801,626
5.000%, 07/01/24	500	592,575
Florida State (GO) Series B
5.000%, 06/01/20	3,300	3,407,184
5.000%, 06/01/23	650	744,367
Florida State Board of Education (GO) Series B
5.000%, 06/01/25	3,000	3,638,310
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	2,242,445
Miami-Dade County (GO) Series D
5.000%, 07/01/20	3,520	3,645,770
TOTAL FLORIDA		23,396,827
GEORGIA — (3.0%)
Cobb County (GO)
5.000%, 01/01/22	2,335	2,553,416
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,494,780
5.000%, 07/01/27	8,000	10,157,520
Georgia State (GO) Series C
5.000%, 10/01/21	2,490	2,698,687
Georgia State (GO) Series C-1
5.000%, 07/01/23	3,000	3,448,380
5.000%, 07/01/24	3,200	3,794,176
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,830,446
TOTAL GEORGIA		25,977,405
HAWAII — (1.0%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,486,991
5.000%, 10/01/25	450	548,762
	Face Amount	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	$337,140
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,117,944
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	2,057,274
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,410,808
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	351,262
TOTAL HAWAII		8,310,181
KANSAS — (1.5%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	600	647,748
City of Lenexa (GO) Series B
5.000%, 09/01/20	1,610	1,677,781
City of Merriam (GO)
5.000%, 10/01/25	200	244,424
City of Wichita (GO) Series A
5.000%, 12/01/20	3,000	3,155,310
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,571,212
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,875,495
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/27	1,000	1,270,650
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/20	1,975	2,058,147
Kansas State Department of Transportation (RB) Series C
5.000%, 09/01/19	125	125,394
TOTAL KANSAS		12,626,161
KENTUCKY — (0.7%)
Louisville & Jefferson County (GO) Series A
5.000%, 12/01/25	3,800	4,657,242
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,687,155
TOTAL KENTUCKY		6,344,397

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 07/15/22	250	$277,843
5.000%, 08/01/23	1,100	1,261,733
Louisiana State (GO) Series D-2
5.000%, 12/01/21	600	653,064
TOTAL LOUISIANA		2,192,640
MAINE — (0.1%)
Maine State (GO) Series B
5.000%, 06/01/23	495	567,067
MARYLAND — (9.0%)
Anne Arundel County (GO)
5.000%, 04/01/23	4,000	4,559,480
Baltimore County (GO)
5.000%, 08/01/21	500	538,725
3.000%, 11/01/24	5,015	5,476,029
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	723,580
City of Frederick (GO) Series C
5.000%, 03/01/27	3,100	3,906,217
Harford County (GO) Series A
5.000%, 09/15/20	900	939,447
Howard County (GO) Series A
5.000%, 02/15/28	3,000	3,853,890
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,685,320
5.000%, 02/15/25	8,390	10,108,440
Maryland State (GO) Series A
5.000%, 03/15/28	7,000	9,007,810
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,986,134
5.000%, 08/01/26	5,500	6,855,475
5.000%, 08/01/26	1,000	1,246,450
5.000%, 08/01/27	325	413,358
Maryland State (GO) Series C
5.000%, 08/01/20	2,000	2,078,780
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	8,494,642
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,153,140
Washington Suburban Sanitary Commission (GO)
4.000%, 06/01/20	2,600	2,663,024
5.000%, 06/01/24	4,325	5,110,852
3.000%, 06/01/26	2,080	2,279,035
TOTAL MARYLAND		77,079,828
MASSACHUSETTS — (3.6%)
City of Boston (GO) Series A
5.000%, 03/01/20	1,200	1,227,924
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Boston (GO) Series B
5.000%, 04/01/24	3,500	$4,132,905
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	500	541,315
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,559,480
5.000%, 08/01/24	1,360	1,614,333
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,273,340
Massachusetts Clean Water Trust (The) (RB)
5.000%, 08/01/20	400	416,124
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,961,289
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	11,876,940
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,193,810
Town of Medfield (GO)
3.000%, 09/15/19	510	511,224
TOTAL MASSACHUSETTS		31,308,684
MICHIGAN — (0.6%)
Michigan State (GO)
5.000%, 11/01/19	700	706,811
Michigan State (GO) Series A
5.000%, 05/01/23	2,425	2,774,491
5.000%, 05/01/25	1,500	1,813,455
TOTAL MICHIGAN		5,294,757
MINNESOTA — (3.7%)
Hennepin County (GO) Series C
5.000%, 12/01/28	1,150	1,505,592
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	7,330,625
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/28	2,590	3,319,810
Minnesota State (GO) Series A
5.000%, 08/01/21	1,330	1,433,288
5.000%, 08/01/25	7,000	8,529,710

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 08/01/28	6,000	$7,785,960
Minnesota State (GO) Series D
5.000%, 08/01/21	700	754,362
Saint Paul Public Library Agency (GO) Series C
5.000%, 03/01/20	900	920,511
TOTAL MINNESOTA		31,579,858
MISSISSIPPI — (0.3%)
Madison County School District (GO)
3.500%, 12/01/19	350	352,807
Mississippi State (GO) Series B
5.000%, 11/01/20	600	629,202
Mississippi State (GO) Series C
5.000%, 10/01/20	1,565	1,636,114
TOTAL MISSISSIPPI		2,618,123
MISSOURI — (0.6%)
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,838,250
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	2,141,879
TOTAL MISSOURI		4,980,129
NEBRASKA — (1.2%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,546,540
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,650,840
5.000%, 12/15/26	3,975	4,983,020
TOTAL NEBRASKA		10,180,400
NEVADA — (3.3%)
City of Henderson NV (GO)
5.000%, 06/01/21	600	642,168
Clark County (GO) Series B
5.000%, 11/01/24	8,665	10,325,994
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	13,989,176
Nevada State (GO) Series D1
5.000%, 03/01/22	2,000	2,198,600
Washoe County School District (GO) Series F
5.000%, 06/01/21	900	962,064
TOTAL NEVADA		28,118,002
	Face Amount	Value†
	(000)
NEW HAMPSHIRE — (0.3%)
City of Dover (GO) Series C
5.000%, 07/01/20	220	$227,902
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,270,740
TOTAL NEW HAMPSHIRE		2,498,642
NEW JERSEY — (0.3%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,090,450
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	1,515	1,538,680
TOTAL NEW JERSEY		2,629,130
NEW MEXICO — (1.7%)
New Mexico State (GO) (ETM)
5.000%, 03/01/21	2,105	2,232,584
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,570	3,249,894
New Mexico State Severance Tax Permanent Fund (RB) Series B
4.000%, 07/01/20	2,000	2,053,700
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,909,044
TOTAL NEW MEXICO		14,445,222
NEW YORK — (6.5%)
City of New York (GO) Series A-1
3.000%, 08/01/20	2,615	2,667,038
4.000%, 08/01/20	2,220	2,286,156
City of New York (GO) Series C
5.000%, 08/01/26	500	621,715
5.000%, 08/01/26	3,650	4,538,519
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,756,120
City of New York (GO) Series J
5.000%, 08/01/22	650	724,679
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	500	602,205
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	2,500	2,746,125
5.000%, 02/15/24	700	821,331

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	$17,681,720
New York State Dormitory Authority (RB) Series E-GROUP 1
5.000%, 03/15/27	7,000	8,840,860
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	8,502,260
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	722,302
TOTAL NEW YORK		55,511,030
NORTH CAROLINA — (5.8%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/21	1,800	1,933,992
Forsyth County (GO)
4.000%, 12/01/21	1,500	1,601,130
Gaston County (GO)
5.000%, 02/01/26	2,500	3,072,375
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,410,081
Mecklenburg County (GO) Series A
5.000%, 04/01/22	5,000	5,514,900
Mecklenburg County (GO) Series B
5.000%, 12/01/21	6,120	6,673,064
5.000%, 12/01/26	8,430	10,605,783
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	650	725,160
North Carolina State (GO) Series C
4.000%, 05/01/20	1,000	1,022,110
Wake County (GO)
5.000%, 09/01/21	2,250	2,430,990
5.000%, 09/01/24	4,000	4,763,160
Wake County (GO) Series C
5.000%, 03/01/25	7,530	9,082,912
TOTAL NORTH CAROLINA		49,835,657
NORTH DAKOTA — (0.1%)
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	545	578,915
	Face Amount	Value†
	(000)
OHIO — (5.7%)
City of Columbus (GO) Series 1
5.000%, 07/01/21	2,775	$2,979,934
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	4,982,925
City of Columbus (GO) Series A
5.000%, 02/15/20	650	663,618
2.000%, 08/15/22	2,000	2,053,960
4.000%, 08/15/25	3,500	4,061,330
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,520,160
Columbus City School District (GO) Series A
5.000%, 12/01/21	1,595	1,736,445
Franklin County (GO)
5.000%, 06/01/21	1,830	1,960,003
Ohio State (GO) Series A
4.000%, 03/01/21	1,475	1,542,304
5.000%, 09/15/25	1,950	2,380,579
5.000%, 09/01/28	2,500	3,234,125
Ohio State (GO) Series B
5.000%, 08/01/20	650	675,272
5.000%, 09/01/27	9,300	11,800,863
5.000%, 09/15/27	3,500	4,444,755
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,915,177
TOTAL OHIO		48,951,450
OREGON — (1.0%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	4,132,739
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,005	1,152,745
Oregon State (GO) Series A
5.000%, 05/01/21	800	854,264
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,312,236
TOTAL OREGON		8,451,984
PENNSYLVANIA — (0.5%)
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	3,925	4,323,741

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.5%)
Rhode Island State (GO) Series A
5.000%, 08/01/20	1,900	$1,973,872
Rhode Island State (GO) Series D
5.000%, 08/01/22	600	668,370
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,329,251
TOTAL RHODE ISLAND		3,971,493
SOUTH CAROLINA — (2.6%)
Beaufort County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	640	687,481
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/23	6,000	6,816,360
Berkeley County School District (GO) (SCSDE) Series A
5.000%, 03/01/27	2,500	3,150,175
Charleston County (GO)
5.000%, 11/01/23	1,000	1,161,500
Charleston County School District (GO) (SCSDE) Series A
5.000%, 02/01/21	800	846,696
Clemson University (RB) Series B
5.000%, 05/01/25	750	905,340
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	3,221,460
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	2,311,769
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,474,210
TOTAL SOUTH CAROLINA		22,574,991
TENNESSEE — (3.9%)
City of Kingsport (GO) Series A
5.000%, 09/01/21	510	551,132
Hamilton County (GO) Series B
5.000%, 03/01/22	2,000	2,199,680
Maury County (GO) Series B
5.000%, 04/01/20	1,205	1,236,475
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,000	$6,143,350
4.000%, 07/01/28	1,000	1,202,920
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,656,369
Shelby County (GO)
5.000%, 04/01/25	5,000	6,041,150
Shelby County (GO) Series A
5.000%, 04/01/20	1,500	1,539,180
5.000%, 04/01/27	3,975	5,010,925
Sullivan County (GO) Series A
5.000%, 04/01/21	1,000	1,063,940
Sumner County (GO)
5.000%, 06/01/21	650	696,299
5.000%, 12/01/21	900	979,812
Washington County (GO) Series A
4.000%, 06/01/26	1,705	1,989,206
TOTAL TENNESSEE		33,310,438
TEXAS — (14.2%)
City of Arlington (GO)
5.000%, 08/15/25	1,000	1,210,600
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	10,074,600
City of Frisco (GO) Series A
5.000%, 02/15/25	2,000	2,397,760
City of Garland (GO) Series A
5.000%, 02/15/24	400	466,984
City of Houston (RN)
3.000%, 06/26/20	5,000	5,082,800
City of Houston (GO) Series A
5.000%, 03/01/20	1,515	1,549,269
5.000%, 03/01/27	5,000	6,218,950
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,525,800
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	9,515	11,113,901
5.000%, 02/01/26	2,850	3,496,522
City of Sugar Land (GO)
5.000%, 02/15/21	1,050	1,112,696
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	10,670,534
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	800	847,648

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas County Community College District (GO)
5.000%, 02/15/21	2,155	$2,283,007
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,594,927
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/20	2,460	2,559,605
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,742,500
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,531,310
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	5,000	6,273,900
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	3,422,884
Pflugerville Independent School District (GO) (PSF-GTD)
4.000%, 08/15/20	2,000	2,060,420
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,609,436
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	1,790	1,827,501
Texas State (RN)
4.000%, 08/29/19	2,500	2,505,050
Texas State (GO)
5.000%, 10/01/23	4,200	4,858,308
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/26	2,505	3,128,194
University of Texas System (The) (RB) Series C
5.000%, 08/15/19	100	100,142
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	12,500	15,221,500
5.000%, 08/15/26	3,850	4,785,473
Ysleta Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/20	460	478,625
TOTAL TEXAS		121,750,846
	Face Amount	Value†
	(000)
UTAH — (0.7%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	$1,427,975
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,145,180
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/22	650	720,629
Utah State (GO)
5.000%, 07/01/22	1,500	1,668,570
Weber School District (GO) (SCH BD GTY)
5.000%, 06/15/21	650	697,275
TOTAL UTAH		5,659,629
VIRGINIA — (6.6%)
Arlington County (GO)
5.000%, 08/15/26	3,575	4,462,672
5.000%, 08/15/27	4,000	5,095,200
5.000%, 08/15/27	3,820	4,865,916
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	5,394,965
Chesterfield County (GO) (ST AID WITHHLDG) Series A
5.000%, 01/01/22	1,735	1,897,292
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,377,278
City of Manassas (GO) (ST AID WITHHLDG) Series C
5.000%, 07/01/21	1,040	1,118,042
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/27	2,300	2,923,300
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/21	900	956,016
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/20	2,200	2,282,588
5.000%, 09/15/24	3,000	3,574,500
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	4,775	5,536,135
5.000%, 10/01/26	5,535	6,937,790
Loudoun County (GO) Series A
5.000%, 12/01/21	5,000	5,451,850
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	691,008
Virginia Resources Authority (GO) Series A
5.000%, 06/01/27	2,115	2,684,358

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Virginia Resources Authority (RB) Series D
5.000%, 11/01/20	200	$209,632
TOTAL VIRGINIA		56,458,542
WASHINGTON — (4.3%)
City of Marysville Water & Sewer Revenue (RB)
5.000%, 04/01/20	175	179,559
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,521,550
City of Seattle Water System Revenue (RB)
5.000%, 09/01/19	190	190,602
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,424,644
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	510	544,017
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/19	2,825	2,861,668
King County (GO) Series A
5.000%, 07/01/20	700	725,074
5.000%, 12/01/25	1,830	2,244,092
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	2,707,672
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	1,042,355
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/22	2,080	2,342,434
Port of Seattle (GO)
5.000%, 06/01/21	3,150	3,375,571
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,480	1,839,166
Washington State (GO) Series A
5.000%, 08/01/21	500	538,830
Washington State (GO) Series C
5.000%, 02/01/25	1,930	2,317,274
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2012C
4.000%, 07/01/21	150	$158,333
Washington State (GO) Series R-2013A
5.000%, 07/01/20	2,775	2,874,678
Washington State (GO) Series R-2015
5.000%, 07/01/20	1,560	1,616,035
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,800	6,080,064
TOTAL WASHINGTON		36,583,618
WISCONSIN — (4.8%)
City of Janesville (GO)
3.000%, 03/01/24	1,245	1,338,973
City of Milwaukee (GO) Series
5.000%, 05/01/20	2,370	2,439,085
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	7,328,230
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,510	1,892,317
5.000%, 04/01/28	9,990	12,736,451
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	697,515
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,778,820
Oregon School District (GO)
3.000%, 03/01/21	1,900	1,954,891
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,025	4,810,116
Wisconsin State (GO) Series 2
5.000%, 11/01/20	800	839,144
5.000%, 11/01/22	600	674,688
Wisconsin State (GO) Series B
5.000%, 05/01/21	3,405	3,636,574
TOTAL WISCONSIN		41,126,804
TOTAL MUNICIPAL BONDS		856,188,928
TOTAL INVESTMENTS — (100.0%)
(Cost $826,753,055)^^		$856,188,928

DFA Municipal Real Return Portfolio
CONTINUED
As of July 31, 2019, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.902%	Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	$58,018	$58,018
Bank of America Corp.	1.826%	Fixed	CPI	Maturity	USD	26,000,000	11/07/20	—	—	183,904	183,904
Bank of America Corp.	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	196,640	196,640
Bank of America Corp.	1.706%	Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	196,597	196,597
Bank of America Corp.	1.704%	Fixed	CPI	Maturity	USD	27,000,000	05/31/21	—	—	437,967	437,967
Bank of America Corp.	1.663%	Fixed	CPI	Maturity	USD	17,000,000	04/15/22	—	—	338,144	338,144
Bank of America Corp.	1.619%	Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	172,510	172,510
Bank of America Corp.	1.610%	Fixed	CPI	Maturity	USD	20,000,000	12/31/20	—	—	277,403	277,403
Bank of America Corp.	1.609%	Fixed	CPI	Maturity	USD	17,000,000	06/24/21	—	—	346,168	346,168
Bank of America Corp.	1.580%	Fixed	CPI	Maturity	USD	14,000,000	12/30/20	—	—	215,886	215,886
Bank of America Corp.	1.548%	Fixed	CPI	Maturity	USD	8,000,000	01/08/21	—	—	139,440	139,440
Bank of America Corp.	1.530%	Fixed	CPI	Maturity	USD	19,000,000	12/24/20	—	—	341,340	341,340
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	304,530	304,530
Citibank, N.A.	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	313,377	313,377
Citibank, N.A.	1.698%	Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	424,094	424,094
Citibank, N.A.	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	87,588	87,588
Citibank, N.A.	1.578%	Fixed	CPI	Maturity	USD	25,000,000	08/09/23	—	—	672,329	672,329
Citibank, N.A.	1.577%	Fixed	CPI	Maturity	USD	10,000,000	11/18/21	—	—	171,867	171,867
Citibank, N.A.	1.555%	Fixed	CPI	Maturity	USD	10,000,000	12/11/20	—	—	165,366	165,366
Citibank, N.A.	1.533%	Fixed	CPI	Maturity	USD	10,000,000	11/10/20	—	—	155,217	155,217
Citibank, N.A.	1.520%	Fixed	CPI	Maturity	USD	24,000,000	08/01/21	—	—	544,322	544,322
Citibank, N.A.	1.481%	Fixed	CPI	Maturity	USD	17,000,000	08/18/21	—	—	400,300	400,300
Citibank, N.A.	1.253%	Fixed	CPI	Maturity	USD	12,000,000	02/11/22	—	—	489,965	489,965
Total Appreciation										$6,632,972	$6,632,972
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	(684,406)	(684,406)
Bank of America Corp.	2.355%	Fixed	CPI	Maturity	USD	17,000,000	05/29/28	—	—	(704,460)	(704,460)
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	(561,522)	(561,522)
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	(509,824)	(509,824)
Bank of America Corp.	2.327%	Fixed	CPI	Maturity	USD	17,000,000	07/30/24	—	—	(512,170)	(512,170)
Bank of America Corp.	2.243%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	(425,569)	(425,569)
Bank of America Corp.	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	(283,202)	(283,202)
Bank of America Corp.	2.192%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	(331,243)	(331,243)
Bank of America Corp.	2.186%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	(414,363)	(414,363)
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	(177,580)	(177,580)
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	(205,776)	(205,776)
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	(72,979)	(72,979)

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	$(98,222)	$(98,222)
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	(49,456)	(49,456)
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	(96,483)	(96,483)
Bank of America Corp.	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	(309,427)	(309,427)
Citibank, N.A.	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	(448,009)	(448,009)
Citibank, N.A.	2.234%	Fixed	CPI	Maturity	USD	34,000,000	01/23/24	—	—	(689,247)	(689,247)
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	(227,605)	(227,605)
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	(270,011)	(270,011)
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	(237,273)	(237,273)
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	(175,034)	(175,034)
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	(175,853)	(175,853)
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	(353,121)	(353,121)
Citibank, N.A.	2.102%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	(127,878)	(127,878)
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	(225,753)	(225,753)
Citibank, N.A.	2.087%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	(215,244)	(215,244)
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	(22,764)	(22,764)
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	(32,657)	(32,657)
Total (Depreciation)										$(8,637,131)	$(8,637,131)
Total Appreciation (Depreciation)										$(2,004,159)	$(2,004,159)
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$856,188,928	—	$856,188,928
Swap Agreements**	—	(2,004,159)	—	(2,004,159)
TOTAL	—	$854,184,769	—	$854,184,769
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.5%)
Alabama State (GO) Series A
5.000%, 08/01/20	200	$207,796
5.000%, 08/01/21	1,000	1,077,250
5.000%, 08/01/23	300	345,123
Baldwin County (GO)
4.000%, 05/01/20	610	623,304
TOTAL ALABAMA		2,253,473
ALASKA — (0.3%)
Alaska State (GO) Series B
5.000%, 08/01/20	290	301,185
Borough of Fairbanks North Star (GO) Series S
4.000%, 10/01/21	560	593,998
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	808,551
TOTAL ALASKA		1,703,734
ARIZONA — (0.5%)
City of Chandler (GO)
3.000%, 07/01/20	550	559,675
City of Phoenix (GO)
5.000%, 07/01/20	880	911,522
4.000%, 07/01/21	500	527,675
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	550	569,948
TOTAL ARIZONA		2,568,820
ARKANSAS — (0.6%)
Arkansas State (GO)
5.000%, 04/01/21	400	425,920
5.000%, 06/15/21	1,250	1,340,912
5.000%, 04/01/22	1,110	1,223,076
TOTAL ARKANSAS		2,989,908
CALIFORNIA — (1.5%)
California State (GO)
5.000%, 09/01/26	1,195	1,496,893
3.500%, 08/01/27	5,000	5,744,700
TOTAL CALIFORNIA		7,241,593
	Face Amount	Value†
	(000)
COLORADO — (1.3%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	$1,144,520
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	658,119
Pueblo City Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	550	579,529
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,140	1,245,895
5.000%, 12/01/24	2,280	2,723,004
TOTAL COLORADO		6,351,067
CONNECTICUT — (0.5%)
City of Danbury (BAN)
3.000%, 07/16/20	2,000	2,036,320
Connecticut State (GO) Series E
4.000%, 09/15/20	550	567,132
TOTAL CONNECTICUT		2,603,452
DELAWARE — (0.5%)
Kent County (GO)
4.000%, 09/01/24	415	472,644
New Castle County (GO)
5.000%, 10/01/23	1,600	1,854,320
TOTAL DELAWARE		2,326,964
DISTRICT OF COLUMBIA — (0.4%)
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	873,662
5.000%, 07/01/27	1,000	1,265,410
TOTAL DISTRICT OF COLUMBIA		2,139,072
FLORIDA — (1.7%)
City of Port Saint Lucie (GO)
5.000%, 07/01/20	420	434,574
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	515,136
Florida State (GO) Series A
5.000%, 06/01/24	350	413,417

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series C
5.000%, 06/01/23	1,015	$1,161,211
Florida State Board of Education (GO) Series E
5.000%, 06/01/20	1,390	1,435,147
Miami-Dade County (GO) Series D
5.000%, 07/01/20	2,000	2,071,460
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	525	569,357
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,000	1,128,480
Palm Beach County (RB)
5.000%, 11/01/23	810	939,349
TOTAL FLORIDA		8,668,131
GEORGIA — (3.6%)
Columbia County School District (GO) (ST AID WITHHLDG)
5.000%, 04/01/20	1,305	1,338,813
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,494,780
Georgia State (GO) Series E
5.000%, 12/01/21	3,000	3,270,390
5.000%, 12/01/26	2,000	2,514,620
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,806,192
Georgia State (GO) Series I
5.000%, 07/01/20	2,000	2,071,460
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	5,317,561
TOTAL GEORGIA		17,813,816
HAWAII — (3.1%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	173,511
5.000%, 10/01/25	725	884,116
Hawaii County (GO) Series D
5.000%, 09/01/20	1,375	1,433,493
Hawaii State (GO) Series EE
5.000%, 11/01/20	1,300	1,363,778
Hawaii State (GO) Series EO
5.000%, 08/01/22	1,000	1,114,570
Hawaii State (GO) Series FB
5.000%, 04/01/24	2,975	3,493,691
Hawaii State (GO) Series FE
5.000%, 10/01/23	2,000	2,316,140
5.000%, 10/01/24	1,005	1,197,236
	Face Amount	Value†
	(000)
HAWAII — (Continued)
5.000%, 10/01/25	2,790	$3,406,004
TOTAL HAWAII		15,382,539
INDIANA — (0.6%)
Indiana University (RB) Series A
5.000%, 06/01/21	2,755	2,950,715
IOWA — (0.4%)
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,595,824
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/20 (Pre-refunded @ $100, 8/1/19)	500	500,000
TOTAL IOWA		2,095,824
KANSAS — (1.3%)
City of Merriam (GO)
5.000%, 10/01/25	800	977,696
City of Wichita (GO) Series 811
5.000%, 06/01/22	550	609,923
Johnson County (GO) Series B
5.000%, 09/01/22	650	726,895
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	281,324
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	868,222
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,245,720
Saline County Unified School District No. 305 Salina (GO)
5.000%, 09/01/20	1,900	1,978,736
TOTAL KANSAS		6,688,516
KENTUCKY — (1.5%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	2,200	2,433,244
Louisville & Jefferson County (GO) Series B
5.000%, 11/01/21	1,700	1,845,877

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	$2,114,106
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	800	851,992
TOTAL KENTUCKY		7,245,219
LOUISIANA — (0.3%)
Louisiana State (GO) Series C
5.000%, 08/01/21	1,000	1,076,210
5.000%, 08/01/23	500	573,515
TOTAL LOUISIANA		1,649,725
MAINE — (0.2%)
Maine State (GO) Series B
5.000%, 06/01/23	1,000	1,145,590
MARYLAND — (5.5%)
Anne County Arundel (GO)
5.000%, 10/01/20	500	522,720
Baltimore County (GO)
5.000%, 08/01/20	750	779,310
5.000%, 08/01/22	600	669,120
5.000%, 03/01/28	1,335	1,716,570
Carroll County (GO)
5.000%, 11/01/21	550	597,833
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,576,104
Harford County (GO) Series A
5.000%, 09/15/20	570	594,983
Howard County (GO) Series D
5.000%, 02/15/24	1,300	1,522,729
Maryland State (GO)
5.000%, 06/01/22	1,175	1,303,016
5.000%, 06/01/23	3,000	3,437,970
Maryland State (GO) Series B
5.000%, 08/01/20	1,000	1,039,390
4.000%, 08/01/23	850	945,778
5.000%, 08/01/24	1,000	1,187,550
5.000%, 08/01/27	500	635,935
Maryland State (GO) Series C
5.000%, 08/01/20	700	727,573
5.000%, 08/01/22	1,000	1,115,200
Montgomery County (GO) Series A
5.000%, 11/01/24	2,000	2,391,260
Montgomery County (GO) Series B
5.000%, 12/01/21	350	381,546
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,229,710
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Washington Suburban Sanitary Commission (GO)
5.000%, 06/01/24	655	$774,013
Worcester County (GO) Series B
4.000%, 08/01/21	1,000	1,057,740
TOTAL MARYLAND		27,206,050
MASSACHUSETTS — (2.7%)
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	277,873
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	316,287
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,549,587
Commonwealth of Massachusetts (GO) Series B
5.000%, 01/01/22	1,000	1,093,540
5.000%, 08/01/22	1,165	1,299,581
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/20	100	103,929
5.000%, 10/01/21	1,750	1,896,667
5.000%, 04/01/22	1,275	1,406,300
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	480,804
Massachusetts Development Finance Agency (RB) Series I
¤ 6.750%, 01/01/36 (Pre-refunded @ $100, 1/1/21)	2,865	3,090,189
Tantasqua Regional School District (GO)
5.000%, 10/01/19	1,360	1,368,772
Town of Holbrook (GO)
5.000%, 12/01/21	755	822,316
TOTAL MASSACHUSETTS		13,705,845
MICHIGAN — (1.0%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,527,832
Michigan State Trunk Line Revenue (RB) (AGM)
5.500%, 11/01/21	3,275	3,600,699
TOTAL MICHIGAN		5,128,531

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (4.1%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,100	$1,164,207
City of Rochester (GO) Series A
5.000%, 02/01/20	150	152,931
City of Saint Paul (GO) Series A
5.000%, 09/01/21	400	431,832
City of Saint Paul (GO) Series B
5.000%, 11/01/20	100	104,880
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	520	550,352
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	3,000	3,175,110
Hennepin County (GO) Series B
5.000%, 12/01/21	350	381,546
Housing & Redevelopment Authority of The City of Saint Paul Minnesota (RB) Series A1
¤ 5.250%, 11/15/29 (Pre-refunded @ $100, 11/15/19)	2,000	2,023,360
Metropolitan Council (GO) Series B
5.000%, 03/01/24	1,295	1,518,905
Minnesota State (GO) Series A
5.000%, 10/01/27	2,000	2,552,860
Minnesota State (GO) Series B
5.000%, 10/01/19	600	603,870
Minnesota State (GO) Series D
5.000%, 08/01/21	2,000	2,155,320
Minnesota State (GO) Series E
5.000%, 08/01/22	760	848,031
4.000%, 10/01/22	3,000	3,270,150
Saint Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
5.000%, 02/01/21	1,425	1,508,177
TOTAL MINNESOTA		20,441,531
	Face Amount	Value†
	(000)
MISSISSIPPI — (0.2%)
Mississippi State (GO) Series C
5.000%, 10/01/20	950	$993,168
MISSOURI — (1.9%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,110	1,177,277
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	2,074,554
State Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26	5,000	6,144,750
TOTAL MISSOURI		9,396,581
MONTANA — (0.1%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	500	527,190
NEBRASKA — (1.3%)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	700	739,025
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	300	315,366
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,909,560
Southern Public Power District (RB)
5.000%, 12/15/21	400	435,656
TOTAL NEBRASKA		6,399,607
NEVADA — (1.1%)
Clark County School District (GO) Series A
5.000%, 06/15/21	1,250	1,338,012
Nevada State (GO) Series C
5.000%, 11/01/24	450	536,513
Nevada State (GO) Series D1
5.000%, 03/01/22	250	274,825
Washoe County School District (GO) Series D
5.000%, 06/01/21	3,335	3,564,982
TOTAL NEVADA		5,714,332
NEW HAMPSHIRE — (0.3%)
City of Dover (GO)
3.000%, 06/15/20	610	620,315

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW HAMPSHIRE — (Continued)
City of Nashua (GO)
4.000%, 07/15/24	770	$874,235
TOTAL NEW HAMPSHIRE		1,494,550
NEW JERSEY — (2.7%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	2,115,060
3.000%, 02/01/25	910	984,502
Middlesex County (GO)
4.000%, 01/15/21	1,210	1,262,575
Montville Township (GO)
3.000%, 10/01/25	500	549,725
Princeton (GO)
3.000%, 09/15/24	1,515	1,647,759
Township of North Brunswick (BAN) Series A
3.000%, 07/21/20	5,000	5,083,800
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	2,000	2,031,260
TOTAL NEW JERSEY		13,674,681
NEW MEXICO — (1.4%)
New Mexico State (GO) (ETM)
5.000%, 03/01/21	1,000	1,060,610
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	5,058,200
Santa Fe County (GO)
5.000%, 07/01/22	710	789,357
TOTAL NEW MEXICO		6,908,167
NEW YORK — (6.7%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,185,940
5.000%, 08/01/24	2,100	2,490,474
5.000%, 08/01/25	1,500	1,824,885
City of New York (GO) Series B
5.000%, 08/01/19	100	100,000
City of New York (GO) Series C
5.000%, 08/01/22	500	557,445
City of New York (GO) Series E
5.000%, 08/01/19	250	250,000
5.000%, 08/01/19	1,000	1,000,000
5.000%, 08/01/21	265	285,580
5.000%, 08/01/22	1,000	1,114,890
City of New York (GO) Series F
5.000%, 08/01/21	450	484,947
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series F-1
5.000%, 06/01/21	2,110	$2,260,295
City of New York (GO) Series H
5.000%, 08/01/22	2,010	2,240,929
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,674,325
Metropolitan Transportation Authority (RB)
5.000%, 11/15/25	1,275	1,544,688
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	400	408,776
Middletown City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	760	767,152
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	1,000	1,064,250
5.000%, 02/15/22	2,000	2,196,900
5.000%, 03/15/23	600	684,798
5.000%, 02/15/25	500	602,205
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	800	878,760
5.000%, 02/15/24	300	351,999
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/21	100	106,019
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/20	810	829,797
5.000%, 03/15/25	500	604,115
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	327,732
Port Authority of New York & New Jersey (RB) Series 194
5.000%, 10/15/19	465	468,771
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	557,204
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	4,700	4,945,810

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series C
4.000%, 11/15/27	1,500	$1,815,750
TOTAL NEW YORK		33,624,436
NORTH CAROLINA — (4.2%)
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,757,886
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	1,725	1,924,462
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,428,060
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,599,740
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	4,194,474
North Carolina State (GO) Series C
4.000%, 05/01/22	1,530	1,651,482
5.000%, 05/01/22	1,950	2,157,480
North Carolina State (GO) Series D
4.000%, 06/01/23	350	388,003
Wake County (GO)
5.000%, 09/01/21	1,300	1,404,572
Wake County (GO) Series B
5.000%, 03/01/21	2,390	2,537,582
TOTAL NORTH CAROLINA		21,043,741
NORTH DAKOTA — (0.4%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,336,484
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	500	531,115
TOTAL NORTH DAKOTA		1,867,599
OHIO — (5.1%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,575,612
City of Columbus (GO) Series A
4.000%, 04/01/22	2,000	2,152,480
3.000%, 07/01/22	835	880,566
5.000%, 02/15/23	4,000	4,539,200
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series B
5.000%, 02/15/23	475	$539,030
City of Columbus (GO) Series A
4.000%, 04/01/24	1,500	1,695,060
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	500	544,580
Ohio State (GO) Series A
5.000%, 09/15/21	800	865,352
5.000%, 08/01/22	1,000	1,114,260
5.000%, 09/15/22	2,250	2,517,210
5.000%, 02/01/24	2,820	3,296,580
Ohio State (GO) Series B
5.000%, 08/01/21	1,000	1,077,250
5.000%, 06/15/22	450	499,280
5.000%, 09/01/24	2,000	2,378,320
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,550	1,660,995
TOTAL OHIO		25,335,775
OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,849,142
4.000%, 03/01/25	1,255	1,441,104
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
2.000%, 08/01/20	2,000	2,017,400
TOTAL OKLAHOMA		5,307,646
OREGON — (2.2%)
City of McMinnville (GO)
5.000%, 02/01/22	290	317,666
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	1,250	1,330,787
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	1,031,011
5.000%, 06/15/28	2,500	3,221,400
Oregon State (GO) Series E
5.000%, 08/01/21	410	441,755
Oregon State (GO) Series F
3.000%, 05/01/20	750	760,852
Oregon State (GO) Series L
5.000%, 11/01/19	200	201,942

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington County (GO)
5.000%, 03/01/24	3,000	$3,520,170
TOTAL OREGON		10,825,583
PENNSYLVANIA — (0.5%)
Berks County (GO)
5.000%, 11/15/22	445	500,576
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/21	550	590,508
5.000%, 07/01/22	1,025	1,138,631
TOTAL PENNSYLVANIA		2,229,715
RHODE ISLAND — (0.6%)
Rhode Island State (GO) Series A
5.000%, 08/01/19	1,800	1,800,000
5.000%, 08/01/21	1,000	1,077,040
TOTAL RHODE ISLAND		2,877,040
SOUTH CAROLINA — (2.8%)
Aiken County Consolidated School District (GO) (SCSDE) Series A
5.000%, 03/01/20	770	787,595
Anderson County School District No. 4 (GO) (SCSDE) Series A
5.000%, 03/01/21	500	530,790
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	500	535,045
Clemson University (RB) Series B
5.000%, 05/01/25	750	905,340
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	2,000	2,198,600
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/22	1,085	1,193,327
Richland County (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	645,659
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/20	500	511,425
5.000%, 03/01/21	1,235	1,311,261
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 02/01/20	600	611,754
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	$4,934,746
TOTAL SOUTH CAROLINA		14,165,542
TENNESSEE — (3.4%)
Blount County (GO) Series B
5.000%, 06/01/22	2,635	2,919,764
City of Clarksville Water Sewer & Gas Revenue (RB)
5.000%, 02/01/20	565	576,068
City of Knoxville Wastewater System Revenue (RB) Series B
4.000%, 04/01/22	310	333,464
City of Memphis (GO) Series A
5.000%, 04/01/25	1,250	1,507,250
Hamilton County (GO) Series B
5.000%, 03/01/22	1,735	1,908,222
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	723,249
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/22	615	672,681
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	3,000	3,105,510
5.000%, 07/01/25	2,325	2,824,178
Sullivan County (GO) Series A
5.000%, 04/01/21	450	478,773
Sumner County (GO)
5.000%, 12/01/21	230	250,396
5.000%, 12/01/22	640	719,853
Town of Collierville (GO) Series A
5.000%, 01/01/21	1,095	1,155,532
TOTAL TENNESSEE		17,174,940
TEXAS — (13.7%)
Austin Independent School District (GO) Series B
5.000%, 08/01/20	2,410	2,503,942
Bexar County (GO)
5.000%, 06/15/20	500	516,865
5.000%, 06/15/21	1,275	1,366,494
City of Dallas (GO) Series A
5.000%, 02/15/21	500	529,460

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Fort Worth Water & Sewer System Revenue (RB)
5.000%, 02/15/21	1,745	$1,849,194
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	1,930	2,313,838
City of Garland (GO) Series A
5.000%, 02/15/24	200	233,492
City of Houston (GO) Series A
5.000%, 03/01/20	1,000	1,022,620
5.000%, 03/01/21	3,000	3,183,300
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/21	700	740,215
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	3,360	3,680,544
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,450,180
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	790	837,052
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	3,853,102
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	592,245
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,491,597
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	546,723
Grapevine-Colleyville Independent School District (GO) (PSF-GTD)
2.000%, 08/15/19	1,500	1,500,510
Harris County (GO) Series A
5.000%, 10/01/19	1,000	1,006,320
Highland Park Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	1,500	1,531,500
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	$2,263,660
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,336,860
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	750	921,443
Humble Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/20	1,000	1,021,000
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/20	750	765,750
5.000%, 02/15/21	400	423,824
McAllen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	2,725	2,988,889
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,168,910
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/20	2,875	2,977,982
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	400	408,380
Texas State (GO)
5.000%, 10/01/22	1,140	1,278,385
5.000%, 10/01/23	375	433,778
Texas State (GO) Series A
5.000%, 10/01/21	1,300	1,408,953
5.000%, 04/01/25	2,185	2,628,031
5.000%, 10/01/25	2,465	3,001,088
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 10/01/19	1,000	1,006,430
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,000	1,188,260
University of Texas System (The) (RB) Series D
5.000%, 08/15/21	615	663,419
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	3,000	3,653,160

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Williamson County (GO)
5.000%, 02/15/21	5,640	$5,975,918
TOTAL TEXAS		68,263,313
UTAH — (2.2%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	550	584,788
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/20	450	470,502
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,799,965
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,918,336
Snyderville Basin Special Recreation District (GO) Series B
4.000%, 12/15/20	540	561,600
State of Utah (GO)
5.000%, 07/01/22	1,045	1,162,437
Utah State (GO)
5.000%, 07/01/22	800	889,904
5.000%, 07/01/24	2,000	2,371,360
TOTAL UTAH		10,758,892
VERMONT — (0.2%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,153,070
VIRGINIA — (4.6%)
Arlington County (GO)
5.000%, 06/15/22	3,000	3,332,130
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,789,034
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	840	908,116
5.000%, 09/01/22	475	531,345
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/20	1,635	1,672,654
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	1,065	1,187,230
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	1,575	1,787,404
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,740,567
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	4,620	$5,214,271
5.000%, 12/01/22	1,225	1,382,572
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/20	550	578,924
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	1,830	1,937,110
TOTAL VIRGINIA		23,061,357
WASHINGTON — (7.7%)
City of Marysville Water & Sewer Revenue (RB)
5.000%, 04/01/20	755	774,668
City of Seattle (GO) Series A
5.000%, 05/01/26	3,165	3,918,935
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/20	1,500	1,563,150
5.000%, 04/01/21	445	473,605
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 09/01/20	650	677,365
King County (GO) Series A
5.000%, 07/01/20	265	274,492
King County (GO) Series E
5.000%, 12/01/25	1,275	1,563,507
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series A
5.000%, 12/01/20	1,350	1,420,254
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,674,864
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	2,253,740
King County Sewer Revenue (RB)
5.000%, 01/01/21	585	617,257
King County Sewer Revenue (RB) Series B
5.000%, 07/01/22	1,165	1,295,212
5.000%, 07/01/25	1,305	1,582,691
Kitsap County (GO)
5.000%, 06/01/21	1,455	1,558,363
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,449,820

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Spokane County (GO)
5.000%, 12/01/20	450	$473,418
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	350	381,038
Washington Health Care Facilities Authority (RB)
¤ 5.625%, 10/01/38 (Pre-refunded @ $100, 10/1/19)	1,000	1,007,390
Washington State (GO) Series 2013A
5.000%, 08/01/21	200	215,532
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,675	2,081,489
Washington State (GO) Series A
5.000%, 08/01/21	800	862,128
Washington State (GO) Series B
5.000%, 07/01/20	325	336,674
5.000%, 07/01/24	800	947,704
5.000%, 07/01/25	475	576,678
Washington State (GO) Series C
5.000%, 02/01/20	1,320	1,345,859
5.000%, 02/01/23	500	566,690
Washington State (GO) Series R-2012C
4.000%, 07/01/21	100	105,555
Washington State (GO) Series R-2013A
5.000%, 07/01/21	1,520	1,633,149
Washington State (GO) Series R-2017A
5.000%, 08/01/22	1,000	1,114,890
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	3,041,475
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	1,660,645
TOTAL WASHINGTON		38,448,237
WEST VIRGINIA — (0.5%)
Jefferson County Board of Education (GO) (WV BD COMM)
4.000%, 05/01/20	250	255,435
	Face Amount	Value†
	(000)
WEST VIRGINIA — (Continued)
West Virginia State (GO)
4.000%, 11/01/20	1,975	$2,045,231
TOTAL WEST VIRGINIA		2,300,666
WISCONSIN — (3.0%)
City of Janesville (GO)
3.000%, 03/01/24	2,000	2,150,960
City of Madison Water Utility Revenue (RB)
5.000%, 01/01/21	1,000	1,054,850
City of Milwaukee (GO) Series N3
5.000%, 05/15/20	1,000	1,030,670
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,263,100
Milwaukee County (GO) Series E
2.000%, 12/01/20	1,060	1,072,847
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	3,216,782
Oak Creek Franklin Joint School District (GO) Series B
3.000%, 04/01/20	630	637,850
Wisconsin State (GO) Series 2
5.000%, 11/01/20	600	629,358
5.000%, 11/01/22	1,400	1,574,272
Wisconsin State (GO) Series 3
5.000%, 11/01/22	1,875	2,108,400
Wisconsin State (GO) Series B
5.000%, 05/01/21	400	427,204
TOTAL WISCONSIN		15,166,293
TOTAL MUNICIPAL BONDS		499,012,236
TOTAL INVESTMENTS — (100.0%)
(Cost $487,872,877)^^		$499,012,236

DFA Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$499,012,236	—	$499,012,236
TOTAL	—	$499,012,236	—	$499,012,236

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	19,292,271	$471,696,017
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	22,417,667	284,480,199
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	4,787,094	97,560,966
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $752,145,843)		$853,737,182

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 2.260% (Cost $227,200)	227,200	227,200
TOTAL INVESTMENTS — (100.0%) (Cost $752,373,043)^^		$853,964,382
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$853,737,182	—	—	$853,737,182
Temporary Cash Investments	227,200	—	—	227,200
TOTAL	$853,964,382	—	—	$853,964,382

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000%, 02/15/46	18,205	$20,820,326
0.875%, 02/15/47	58,615	64,001,263
1.000%, 02/15/48	57,910	63,925,435
1.000%, 02/15/49	58,700	63,918,361
TOTAL U.S. TREASURY OBLIGATIONS		212,665,385
TOTAL INVESTMENTS — (100.0%)
(Cost $200,359,559)^^		$212,665,385
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$212,665,385	—	$212,665,385
TOTAL	—	$212,665,385	—	$212,665,385

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.8%)
COMMUNICATION SERVICES — (8.2%)
	A.H. Belo Corp., Class A	1,763	$6,506
	Activision Blizzard, Inc.	18,298	891,845
*	Alaska Communications Systems Group, Inc.	2,160	3,996
*	Alphabet, Inc., Class A	4,983	6,070,291
*	Alphabet, Inc., Class C	5,216	6,346,203
*	Altice USA, Inc., Class A	53,278	1,375,105
#	AMC Entertainment Holdings, Inc., Class A	8,224	97,290
#*	AMC Networks, Inc., Class A	5,887	314,248
#*	ANGI Homeservices, Inc., Class A	3,777	52,311
	AT&T, Inc.	336,331	11,452,071
	ATN International, Inc.	2,682	150,916
*	Ballantyne Strong, Inc.	900	2,547
*	Boingo Wireless, Inc.	6,938	104,209
	Cable One, Inc.	630	766,584
*	Care.com, Inc.	2,861	31,357
#*	Cars.com, Inc.	10,644	202,236
	CBS Corp., Class A	234	12,046
	CBS Corp., Class B	26,891	1,385,155
	CenturyLink, Inc.	60,276	728,737
*	Charter Communications, Inc., Class A	7,207	2,777,434
*	Cincinnati Bell, Inc.	8,716	33,295
#	Cinemark Holdings, Inc.	16,489	658,241
#*	Clear Channel Outdoor Holdings, Inc.	5,653	17,129
	Cogent Communications Holdings, Inc.	4,641	292,429
	Comcast Corp., Class A	240,216	10,370,125
#*	comScore, Inc.	8,429	27,816
#	Consolidated Communications Holdings, Inc.	14,555	68,554
*	Cumulus Media, Inc., Class A	633	9,565
*	DHI Group, Inc.	3,750	13,800
#*	Discovery, Inc., Class A	8,305	251,725
*	Discovery, Inc., Class C	19,389	547,545
*	DISH Network Corp., Class A	16,307	552,155
*	Electronic Arts, Inc.	11,947	1,105,098
	Emerald Expositions Events, Inc.	8,308	88,563
#	Entercom Communications Corp., Class A	22,559	128,135
	Entravision Communications Corp., Class A	9,735	31,736
	EW Scripps Co. (The), Class A	9,868	151,276
*	Facebook, Inc., Class A	63,263	12,287,573
#*	Fluent, Inc.	6,199	32,235
	Fox Corp., Class A	18,145	677,171
*	Fox Corp., Class B	8,856	329,443
#*	Frontier Communications Corp.	3,122	4,121
#*	Gaia, Inc.	1,300	7,514
#	Gannett Co., Inc.	18,477	189,389
*	GCI Liberty, Inc., Class A	11,506	687,253
*	Glu Mobile, Inc.	5,578	41,612
*	Gray Television, Inc.	14,857	263,712
*	Hemisphere Media Group, Inc.	1,613	19,856
*	IAC/InterActiveCorp	1,437	343,515
*	IMAX Corp.	8,607	188,924
#*	Intelsat SA	14,547	329,344
	Interpublic Group of Cos., Inc. (The)	39,637	908,480
*	Iridium Communications, Inc.	14,903	379,132
	John Wiley & Sons, Inc., Class A	7,363	335,090

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc., Class B	312	$14,461
*	Lee Enterprises, Inc.	1,100	2,387
*	Liberty Broadband Corp., Class A	1,324	130,004
*	Liberty Broadband Corp., Class C	7,034	699,953
*	Liberty Latin America, Ltd., Class A	9,637	157,950
*	Liberty Latin America, Ltd., Class C	20,101	329,656
*	Liberty Media Corp.-Liberty Braves, Class A	363	10,491
*	Liberty Media Corp.-Liberty Braves, Class C	4,147	119,309
#*	Liberty Media Corp.-Liberty Formula One, Class A	3,674	137,702
*	Liberty Media Corp.-Liberty Formula One, Class C	17,861	703,366
*	Liberty Media Corp.-Liberty SiriusXM, Class A	5,683	236,583
*	Liberty Media Corp.-Liberty SiriusXM, Class C	11,335	474,483
*	Liberty TripAdvisor Holdings, Inc., Class A	9,889	114,218
#	Lions Gate Entertainment Corp., Class A	10,479	135,284
	Lions Gate Entertainment Corp., Class B	16,116	196,454
*	Live Nation Entertainment, Inc.	7,217	520,057
*	Loral Space & Communications, Inc.	2,740	100,805
*	Madison Square Garden Co. (The), Class A	1,674	485,527
*	Marchex, Inc., Class B	3,498	15,216
	Marcus Corp. (The)	3,336	116,727
#	Match Group, Inc.	4,722	355,519
#*	McClatchy Co. (The), Class A	656	1,450
*	Meet Group, Inc. (The)	11,744	40,399
#	Meredith Corp.	6,490	356,041
*	MSG Networks, Inc., Class A	5,969	113,351
	National CineMedia, Inc.	12,798	91,122
*	Netflix, Inc.	2,877	929,242
	New Media Investment Group, Inc.	9,677	104,221
#	New York Times Co. (The), Class A	10,741	383,239
	News Corp., Class A	39,483	519,596
	News Corp., Class B	21,216	285,567
	Nexstar Media Group, Inc., Class A	9,114	927,532
#	Omnicom Group, Inc.	16,960	1,360,531
*	ORBCOMM, Inc.	6,642	38,922
#*	Pareteum Corp.	3,937	13,780
*	pdvWireless, Inc.	1,929	85,821
*	QuinStreet, Inc.	6,390	104,093
*	Reading International, Inc., Class A	2,550	33,278
*	Rosetta Stone, Inc.	3,490	80,130
	Saga Communications, Inc., Class A	347	10,833
	Salem Media Group, Inc.	1,500	3,120
	Scholastic Corp.	5,612	191,762
	Shenandoah Telecommunications Co.	9,059	356,562
	Sinclair Broadcast Group, Inc., Class A	12,321	619,130
#	Sirius XM Holdings, Inc.	59,838	374,586
#*	Snap, Inc., Class A	20,845	350,196
	Spok Holdings, Inc.	2,587	33,605
#*	Sprint Corp.	65,319	478,788
*	Take-Two Interactive Software, Inc.	2,130	260,968
*	TechTarget, Inc.	3,207	73,825
	TEGNA, Inc.	34,128	518,404
	Telephone & Data Systems, Inc.	16,403	530,473
*	T-Mobile US, Inc.	18,373	1,464,879
	Townsquare Media, Inc., Class A	1,300	7,007
#*	Travelzoo	2,000	25,160
	Tribune Media Co., Class A	4,715	219,106
	Tribune Publishing Co.	5,864	48,495
#*	TripAdvisor, Inc.	9,352	412,891
#*	TrueCar Inc.	11,250	57,150

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Twitter, Inc.	11,799	$499,216
*	United States Cellular Corp.	6,305	301,947
	Verizon Communications, Inc.	211,773	11,704,694
#	Viacom, Inc., Class A	1,446	50,552
	Viacom, Inc., Class B	33,510	1,017,029
*	Vonage Holdings Corp.	22,729	281,840
	Walt Disney Co. (The)	61,548	8,801,980
#	World Wrestling Entertainment, Inc., Class A	2,404	174,963
#*	Yelp, Inc.	9,440	330,872
*	Zayo Group Holdings, Inc.	28,061	946,498
*	Zedge, Inc., Class B	1,022	1,645
#*	Zillow Group, Inc., Class A	3,866	192,681
#*	Zillow Group, Inc., Class C	8,835	441,397
*	Zynga, Inc., Class A	85,388	544,775
TOTAL COMMUNICATION SERVICES			105,994,134
CONSUMER DISCRETIONARY — (12.4%)
*	1-800-Flowers.com, Inc., Class A	5,186	101,542
	Aaron's, Inc.	8,664	546,265
#	Abercrombie & Fitch Co., Class A	14,633	277,003
	Acushnet Holdings Corp.	9,745	249,082
#	Adient P.L.C.	14,296	339,530
*	Adtalem Global Education, Inc.	7,923	375,313
	Advance Auto Parts, Inc.	3,773	568,365
*	Amazon.com, Inc.	14,815	27,656,346
*	American Axle & Manufacturing Holdings, Inc.	20,599	248,630
	American Eagle Outfitters, Inc.	27,256	482,159
*	American Public Education, Inc.	2,802	92,522
*	America's Car-Mart, Inc.	1,100	99,176
	Aptiv P.L.C.	21,428	1,878,164
	Aramark	33,272	1,204,114
	Ark Restaurants Corp.	120	2,312
#*	Asbury Automotive Group, Inc.	3,077	283,330
#*	Ascena Retail Group, Inc.	38,662	17,174
#*	At Home Group, Inc.	8,348	50,005
#	Autoliv, Inc.	13,399	966,738
*	AutoNation, Inc.	13,704	667,111
*	AutoZone, Inc.	719	807,466
*	Barnes & Noble Education, Inc.	6,289	22,012
	Barnes & Noble, Inc.	13,154	85,764
	Bassett Furniture Industries, Inc.	1,200	15,336
	BBX Capital Corp.	10,920	47,065
*	Beazer Homes USA, Inc.	4,142	48,544
#	Bed Bath & Beyond, Inc.	21,255	206,386
	Best Buy Co., Inc.	22,978	1,758,506
#	Big 5 Sporting Goods Corp.	3,788	8,068
	Big Lots, Inc.	6,301	161,306
*	Biglari Holdings, Inc., Class A	22	10,054
*	Biglari Holdings, Inc., Class B	227	20,612
	Bloomin' Brands, Inc.	11,019	187,654
*	Booking Holdings, Inc.	1,827	3,446,836
#*	Boot Barn Holdings, Inc.	4,393	137,457
	BorgWarner, Inc.	26,807	1,013,305
*	Bright Horizons Family Solutions, Inc.	4,585	697,241
#	Brinker International, Inc.	3,652	145,532
	Brunswick Corp.	11,366	558,753
#	Buckle, Inc. (The)	1,193	24,278
*	Build-A-Bear Workshop, Inc.	2,400	10,248
*	Burlington Stores, Inc.	4,185	756,439

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Caleres, Inc.	7,051	$132,418
	Callaway Golf Co.	12,039	220,795
*	Capri Holdings, Ltd.	21,090	750,593
*	Career Education Corp.	8,848	167,758
#*	CarMax, Inc.	11,811	1,036,533
	Carnival Corp.	16,645	786,143
	Carriage Services, Inc.	2,352	44,970
*	Carrols Restaurant Group, Inc.	8,663	80,739
#	Carter's, Inc.	6,367	592,258
#*	Carvana Co.	843	53,581
	Cato Corp. (The), Class A	4,682	67,280
*	Cavco Industries, Inc.	1,219	216,190
#*	Century Communities, Inc.	4,391	121,060
#	Cheesecake Factory, Inc. (The)	7,163	308,582
#*	Chegg, Inc.	6,293	282,682
	Chico's FAS, Inc.	20,302	64,763
#	Children's Place, Inc. (The)	2,492	243,394
*	Chipotle Mexican Grill, Inc.	1,339	1,065,215
#	Choice Hotels International, Inc.	3,662	314,236
	Citi Trends, Inc.	2,312	35,489
	Collectors Universe, Inc.	1,300	30,823
	Columbia Sportswear Co.	5,246	555,971
#*	Conn's, Inc.	4,758	98,966
#*	Container Store Group, Inc. (The)	4,590	28,045
	Cooper Tire & Rubber Co.	7,704	207,392
*	Cooper-Standard Holdings, Inc.	3,315	164,026
#	Cracker Barrel Old Country Store, Inc.	3,078	534,679
*	Crocs, Inc.	7,359	168,153
	CSS Industries, Inc.	770	3,950
	Culp, Inc.	1,923	34,556
	Dana, Inc.	22,857	381,940
	Darden Restaurants, Inc.	7,121	865,629
#	Dave & Buster's Entertainment, Inc.	5,781	234,998
*	Deckers Outdoor Corp.	3,729	582,768
*	Del Taco Restaurants, Inc.	5,595	67,811
	Delphi Technologies P.L.C.	9,247	173,289
*	Delta Apparel, Inc.	600	11,424
*	Denny's Corp.	5,995	135,427
	Designer Brands, Inc., Class A	13,719	252,155
*	Destination Maternity Corp.	1,363	1,132
*	Destination XL Group, Inc.	6,598	11,612
#	Dick's Sporting Goods, Inc.	11,333	421,248
#	Dillard's, Inc., Class A	3,432	249,781
#	Dine Brands Global, Inc.	1,722	141,359
*	Dixie Group, Inc. (The)	1,369	723
	Dollar General Corp.	15,608	2,091,784
*	Dollar Tree, Inc.	19,434	1,977,409
	Domino's Pizza, Inc.	1,500	366,795
*	Dorman Products, Inc.	5,212	374,639
	DR Horton, Inc.	19,658	902,892
#*	Drive Shack, Inc.	7,528	39,296
	Dunkin' Brands Group, Inc.	5,290	424,046
	eBay, Inc.	39,581	1,630,341
#*	El Pollo Loco Holdings, Inc.	4,262	41,938
	Escalade, Inc.	1,450	16,719
	Ethan Allen Interiors, Inc.	4,083	84,028
*	Etsy, Inc.	4,318	289,392
	Expedia Group, Inc.	11,271	1,496,038
#*	Express, Inc.	11,471	28,333

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Extended Stay America, Inc.	29,125	$486,970
*	Fiesta Restaurant Group, Inc.	3,560	33,998
*	Five Below, Inc.	5,358	629,351
	Flexsteel Industries, Inc.	1,721	31,615
#*	Floor & Decor Holdings, Inc., Class A	11,435	447,680
	Foot Locker, Inc.	15,240	625,754
	Ford Motor Co.	171,565	1,635,014
#*	Fossil Group, Inc.	8,906	98,322
*	Fox Factory Holding Corp.	5,006	400,880
#*	Francesca's Holdings Corp.	760	2,379
*	frontdoor, Inc.	6,655	303,734
#	GameStop Corp., Class A	16,305	65,546
#	Gap, Inc. (The)	37,710	735,345
	Garmin, Ltd.	7,514	590,525
*	Garrett Motion, Inc.	2,881	40,824
	General Motors Co.	71,904	2,900,607
*	Genesco, Inc.	3,112	122,551
	Gentex Corp.	34,681	950,953
*	Gentherm, Inc.	4,760	194,732
	Genuine Parts Co.	10,381	1,008,203
*	G-III Apparel Group, Ltd.	7,768	222,631
	Goodyear Tire & Rubber Co. (The)	33,965	466,339
#*	GoPro, Inc., Class A	15,660	82,841
	Graham Holdings Co., Class B	687	510,256
*	Grand Canyon Education, Inc.	5,044	548,636
*	Green Brick Partners, Inc.	5,861	55,152
	Group 1 Automotive, Inc.	2,918	244,995
*	Groupon, Inc.	71,300	224,595
#*	GrubHub, Inc.	4,398	297,437
#	Guess?, Inc.	14,243	239,995
#	H&R Block, Inc.	14,295	395,829
*	Habit Restaurants, Inc. (The), Class A	2,378	23,780
	Hamilton Beach Brands Holding Co., Class A	1,000	16,410
#	Hanesbrands, Inc.	42,867	689,730
#	Harley-Davidson, Inc.	24,436	874,320
#	Hasbro, Inc.	3,980	482,217
#	Haverty Furniture Cos., Inc.	4,379	79,304
*	Helen of Troy, Ltd.	3,202	474,793
#*	Hibbett Sports, Inc.	3,281	60,370
*	Hilton Grand Vacations, Inc.	14,676	479,905
	Hilton Worldwide Holdings, Inc.	17,885	1,726,797
	Home Depot, Inc. (The)	33,655	7,191,737
	Hooker Furniture Corp.	1,478	30,816
*	Horizon Global Corp.	3,114	17,874
*	Houghton Mifflin Harcourt Co.	20,187	118,094
*	Hudson, Ltd., Class A	5,289	67,593
	Hyatt Hotels Corp., Class A	3,436	265,775
#*	Installed Building Products, Inc.	4,932	262,777
#*	iRobot Corp.	3,767	275,368
#	J. Jill, Inc.	4,381	9,375
	Jack in the Box, Inc.	2,513	180,509
#*	JC Penney Co., Inc.	51,435	40,917
	Johnson Outdoors, Inc., Class A	1,404	95,458
*	K12, Inc.	7,870	234,920
	KB Home	11,801	310,012
#*	Kirkland's, Inc.	2,193	3,750
	Kohl's Corp.	17,179	925,261
*	Kontoor Brands, Inc.	1,550	45,462
	L Brands, Inc.	16,930	439,334

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lakeland Industries, Inc.	1,000	$10,730
#*	Lands' End, Inc.	4,280	46,652
*	Laureate Education, Inc., Class A	13,798	226,149
	La-Z-Boy, Inc.	7,281	240,200
	LCI Industries	3,843	352,134
*	Leaf Group, Ltd.	2,563	15,634
	Lear Corp.	7,881	999,153
#	Leggett & Platt, Inc.	18,744	749,198
	Lennar Corp., Class A	15,777	750,512
	Lennar Corp., Class B	1,637	62,206
#*	LGI Homes, Inc.	3,499	245,945
*	Libbey, Inc.	2,657	4,490
	Liberty Tax, Inc.	1,484	17,660
	Lifetime Brands, Inc.	1,597	14,102
*	Lindblad Expeditions Holdings, Inc.	7,580	142,731
*	Liquidity Services, Inc.	3,459	22,553
#	Lithia Motors, Inc., Class A	3,529	465,405
*	LKQ Corp.	27,151	731,176
	Lowe's Cos., Inc.	26,046	2,641,064
*	Luby's, Inc.	1,850	2,146
*	Lululemon Athletica, Inc.	5,841	1,116,157
#*	Lumber Liquidators Holdings, Inc.	3,367	29,529
*	M/I Homes, Inc.	3,235	114,422
	Macy's, Inc.	40,676	924,565
*	Malibu Boats, Inc., Class A	3,128	94,247
	Marine Products Corp.	5,029	80,766
*	MarineMax, Inc.	3,867	59,706
	Marriott International, Inc., Class A	8,910	1,239,025
	Marriott Vacations Worldwide Corp.	4,748	485,388
*	MasterCraft Boat Holdings, Inc.	3,129	51,941
#*	Mattel, Inc.	8,765	127,969
	McDonald's Corp.	9,775	2,059,788
	MDC Holdings, Inc.	9,687	350,088
»	Media General, Inc. Contingent Value Rights	13,638	535
*	Meritage Homes Corp.	5,126	321,964
#*	Michaels Cos., Inc. (The)	15,366	105,564
*	Modine Manufacturing Co.	7,038	96,561
*	Mohawk Industries, Inc.	3,719	463,722
#	Monro, Inc.	5,228	440,250
#*	Motorcar Parts of America, Inc.	2,723	48,687
	Movado Group, Inc.	2,400	63,192
*	Murphy USA, Inc.	4,942	436,675
	Nathan's Famous, Inc.	600	42,366
#*	National Vision Holdings, Inc.	6,940	219,235
*	Nautilus, Inc.	4,510	8,704
*	New Home Co., Inc. (The)	1,900	7,904
	NIKE, Inc., Class B	41,528	3,572,654
#*	Noodles & Co.	5,800	42,978
#	Nordstrom, Inc.	20,001	662,233
*	Norwegian Cruise Line Holdings, Ltd.	15,307	756,778
*	NVR, Inc.	328	1,096,878
	Office Depot, Inc.	101,785	207,641
#*	Ollie's Bargain Outlet Holdings, Inc.	2,994	253,562
*	O'Reilly Automotive, Inc.	3,095	1,178,452
#*	Overstock.com, Inc.	1,429	32,181
#	Oxford Industries, Inc.	2,746	200,980
	Papa John's International, Inc.	2,782	123,576
#*	Party City Holdco, Inc.	16,849	107,497
	Penske Automotive Group, Inc.	13,288	610,849

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	PetMed Express, Inc.	3,666	$63,678
#*	Pier 1 Imports, Inc.	486	1,871
*	Planet Fitness, Inc., Class A	8,283	651,541
*	Playa Hotels & Resorts NV	17,215	126,186
#	Polaris Industries, Inc.	7,148	676,701
	Pool Corp.	4,278	810,125
*	Potbelly Corp.	2,522	10,492
	PulteGroup, Inc.	30,658	966,034
	PVH Corp.	5,943	528,452
#*	Quotient Technology Inc.	10,037	105,589
*	Qurate Retail, Inc.	45,923	649,351
	Ralph Lauren Corp.	4,595	478,937
*	Red Lion Hotels Corp.	3,317	22,522
*	Red Robin Gourmet Burgers, Inc.	1,987	65,611
*	Regis Corp.	6,020	110,166
*	Rent-A-Center, Inc.	5,617	151,828
#*	RH	2,156	300,546
	Rocky Brands, Inc.	402	12,671
#*	Roku, Inc.	399	41,229
	Ross Stores, Inc.	12,406	1,315,408
	Royal Caribbean Cruises, Ltd.	11,036	1,283,928
*	RTW RetailWinds, Inc.	9,740	21,233
*	Rubicon Project, Inc. (The)	4,400	33,484
#*	Sally Beauty Holdings, Inc.	13,103	180,035
#*	SeaWorld Entertainment, Inc.	11,472	350,699
*	Select Interior Concepts, Inc., Class A	1,800	20,610
#*	Sequential Brands Group, Inc.	4,898	2,083
	Service Corp. International	24,729	1,140,996
*	ServiceMaster Global Holdings, Inc.	11,079	589,735
#*	Shake Shack, Inc., Class A	2,708	202,179
*	Shiloh Industries, Inc.	1,671	8,422
#	Shoe Carnival, Inc.	2,230	56,597
*	Shutterfly, Inc.	5,322	269,772
	Shutterstock, Inc.	5,086	195,150
	Signet Jewelers, Ltd.	8,217	149,056
	Six Flags Entertainment Corp.	5,071	267,901
*	Skechers U.S.A., Inc., Class A	14,107	535,220
*	Skyline Champion Corp.	9,462	269,667
#*	Sleep Number Corp.	2,862	140,725
#	Sonic Automotive, Inc., Class A	4,084	112,596
#*	Sonos, Inc.	6,642	72,066
#*	Sotheby's	7,019	419,104
	Speedway Motorsports, Inc.	5,202	103,000
#*	Sportsman's Warehouse Holdings, Inc.	2,963	13,304
*	Stamps.com, Inc.	2,929	139,860
	Standard Motor Products, Inc.	3,872	178,151
	Starbucks Corp.	15,505	1,468,168
	Steven Madden, Ltd.	10,477	361,561
*	Stoneridge, Inc.	5,645	183,858
	Strategic Education, Inc.	2,887	513,857
	Strattec Security Corp.	400	8,316
	Superior Group of Cos, Inc.	1,686	28,696
	Superior Industries International, Inc.	2,981	7,631
#	Tailored Brands, Inc.	6,122	29,814
	Tapestry, Inc.	20,056	620,332
	Target Corp.	26,168	2,260,915
*	Taylor Morrison Home Corp.	18,612	419,142
*	Tempur Sealy International, Inc.	5,761	462,147
	Tenneco, Inc., Class A	9,882	89,333

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Tesla, Inc.	689	$166,469
	Texas Roadhouse, Inc.	9,453	522,089
	Thor Industries, Inc.	7,247	431,921
#	Tiffany & Co.	8,629	810,436
#	Tile Shop Holdings, Inc.	6,244	16,172
	Tilly's, Inc., Class A	1,998	16,364
	TJX Cos., Inc. (The)	39,561	2,158,448
	Toll Brothers, Inc.	15,972	574,513
*	TopBuild Corp.	5,984	485,482
	Tower International, Inc.	3,480	107,184
*	Town Sports International Holdings, Inc.	2,998	4,587
	Tractor Supply Co.	8,413	915,419
*	TRI Pointe Group, Inc.	20,623	282,329
*	Tuesday Morning Corp.	4,854	7,961
	Tupperware Brands Corp.	5,794	88,706
*	Ulta Salon Cosmetics & Fragrance, Inc.	2,786	973,010
#*	Under Armour, Inc., Class A	7,938	183,130
#*	Under Armour, Inc., Class C	8,856	180,131
*	Unifi, Inc.	2,302	43,070
*	Universal Electronics, Inc.	2,569	110,005
*	Universal Technical Institute, Inc.	1,356	4,990
*	Urban Outfitters, Inc.	15,915	378,936
	Vail Resorts, Inc.	2,713	668,809
#*	Veoneer, Inc.	13,133	238,364
*	Vera Bradley, Inc.	7,851	92,249
	VF Corp.	10,853	948,444
#*	Visteon Corp.	4,374	288,159
#*	Vitamin Shoppe, Inc.	2,704	11,952
*	VOXX International Corp.	2,097	9,835
#*	Wayfair, Inc., Class A	2,283	299,438
*	Weight Watchers International, Inc.	6,624	143,410
	Wendy's Co. (The)	24,810	451,294
	Weyco Group, Inc.	1,047	28,813
	Whirlpool Corp.	5,585	812,506
*	William Lyon Homes, Class A	5,183	101,794
#	Williams-Sonoma, Inc.	10,952	730,279
#	Wingstop, Inc.	3,132	299,388
	Winmark Corp.	400	67,604
#	Winnebago Industries, Inc.	5,225	210,568
	Wolverine World Wide, Inc.	9,969	270,658
	Wyndham Destinations, Inc.	9,126	429,470
	Wyndham Hotels & Resorts, Inc.	10,213	577,545
	Yum! Brands, Inc.	3,917	440,741
#*	ZAGG, Inc.	4,743	31,446
*	Zovio, Inc.	6,286	23,950
*	Zumiez, Inc.	4,107	101,730
TOTAL CONSUMER DISCRETIONARY			159,609,404
CONSUMER STAPLES — (4.3%)
	Alico, Inc.	938	29,922
	Andersons, Inc. (The)	5,770	154,924
	Archer-Daniels-Midland Co.	30,959	1,271,796
*	Avon Products, Inc.	52,712	224,026
#	B&G Foods, Inc.	10,036	183,458
*	BJ's Wholesale Club Holdings, Inc.	9,028	212,700
	Bunge, Ltd.	15,938	931,257
#	Calavo Growers, Inc.	2,253	199,255
#	Cal-Maine Foods, Inc.	5,619	223,468
#	Campbell Soup Co.	21,856	903,527

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Casey's General Stores, Inc.	5,772	$934,545
#*	Central Garden & Pet Co.	1,889	57,388
*	Central Garden & Pet Co., Class A	6,556	180,618
*	Chefs' Warehouse, Inc. (The)	4,611	168,163
	Clorox Co. (The)	7,826	1,272,508
	Coca-Cola Co. (The)	72,635	3,822,780
	Coca-Cola Consolidated, Inc.	1,445	424,151
	Colgate-Palmolive Co.	10,406	746,526
	Conagra Brands, Inc.	23,022	664,645
	Costco Wholesale Corp.	14,462	3,986,161
#	Coty, Inc., Class A	39,150	427,126
*	Darling Ingredients, Inc.	25,308	514,512
#	Dean Foods Co.	15,230	22,084
*	Edgewell Personal Care Co.	8,356	254,273
*	elf Beauty Inc.	4,104	68,085
#	Energizer Holdings, Inc.	8,759	368,579
#*	Farmer Brothers Co.	2,029	32,951
	Flowers Foods, Inc.	18,119	429,420
	Fresh Del Monte Produce, Inc.	8,311	252,073
	General Mills, Inc.	33,058	1,755,710
#*	Hain Celestial Group, Inc. (The)	10,183	221,684
*	Herbalife Nutrition, Ltd.	9,000	369,180
#	Hormel Foods Corp.	23,828	976,710
*	Hostess Brands, Inc.	19,002	268,308
	Ingles Markets, Inc., Class A	3,705	116,633
	Ingredion, Inc.	9,049	699,397
	Inter Parfums, Inc.	3,504	242,757
	J&J Snack Foods Corp.	1,979	367,777
	JM Smucker Co. (The)	6,224	692,047
	John B. Sanfilippo & Son, Inc.	1,772	154,005
	Kellogg Co.	27,142	1,580,207
#	Keurig Dr Pepper, Inc.	8,579	241,413
	Kimberly-Clark Corp.	5,621	762,489
	Kraft Heinz Co. (The)	14,430	461,904
	Kroger Co. (The)	82,614	1,748,112
	Lamb Weston Holdings, Inc.	4,265	286,267
	Lancaster Colony Corp.	3,757	585,416
*	Landec Corp.	3,686	41,173
*	Lifevantage Corp.	1,400	16,240
*	Lifeway Foods, Inc.	2,341	7,983
	Limoneira Co.	2,048	40,530
	Mannatech, Inc.	40	641
	McCormick & Co., Inc.	90	14,194
#	McCormick & Co., Inc. Non-Voting	5,957	944,423
	Medifast, Inc.	1,250	139,562
*	Monster Beverage Corp.	7,270	468,697
#	National Beverage Corp.	3,892	169,419
*	Natural Alternatives International, Inc.	920	9,283
*	Natural Grocers by Vitamin Cottage, Inc.	3,961	36,322
#	Natural Health Trends Corp.	1,566	11,761
*	Nature's Sunshine Products, Inc.	1,300	11,739
	Nu Skin Enterprises, Inc., Class A	9,660	386,207
	Oil-Dri Corp. of America	877	31,072
	PepsiCo, Inc.	50,472	6,450,826
*	Performance Food Group Co.	14,676	643,543
*	Pilgrim's Pride Corp.	21,104	571,074
*	Post Holdings, Inc.	9,947	1,066,517
	PriceSmart, Inc.	4,237	258,457
#*	Primo Water Corp.	4,305	63,585

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Revlon, Inc., Class A	3,472	$69,162
#*	Rite Aid Corp.	4,177	29,114
	Rocky Mountain Chocolate Factory, Inc.	400	3,600
#	Sanderson Farms, Inc.	2,916	382,054
	Seaboard Corp.	70	285,715
*	Seneca Foods Corp., Class A	1,000	31,580
*	Simply Good Foods Co. (The)	10,526	286,623
	SpartanNash Co.	6,615	78,189
#	Spectrum Brands Holdings, Inc.	8,548	428,340
*	Sprouts Farmers Market, Inc.	18,120	306,772
	Sysco Corp.	14,682	1,006,745
#	Tootsie Roll Industries, Inc.	2,735	102,180
*	TreeHouse Foods, Inc.	9,109	540,528
	Tyson Foods, Inc., Class A	20,984	1,668,228
#*	United Natural Foods, Inc.	8,568	84,480
*	US Foods Holding Corp.	29,649	1,048,685
*	USANA Health Sciences, Inc.	3,684	250,696
#	Village Super Market, Inc., Class A	1,203	30,111
	Walgreens Boots Alliance, Inc.	35,815	1,951,559
	Walmart, Inc.	45,811	5,056,618
#	WD-40 Co.	1,271	230,763
#	Weis Markets, Inc.	4,404	160,526
TOTAL CONSUMER STAPLES			55,906,453
ENERGY — (5.7%)
*	Abraxas Petroleum Corp.	36,839	32,065
	Adams Resources & Energy, Inc.	617	20,133
	Anadarko Petroleum Corp.	29,884	2,201,255
#	Antero Midstream Corp.	11,398	103,950
#*	Antero Resources Corp.	35,349	162,959
	Apache Corp.	26,715	652,380
*	Apergy Corp.	9,950	323,673
#	Arch Coal, Inc., Class A	3,328	296,724
	Archrock, Inc.	23,037	252,946
*	Ardmore Shipping Corp.	4,312	31,650
	Baker Hughes a GE Co.	17,240	437,724
*	Basic Energy Services, Inc.	3,571	6,356
#	Berry Petroleum Corp.	9,690	94,962
*	Bonanza Creek Energy, Inc.	3,181	69,346
*	C&J Energy Services, Inc.	11,128	121,740
	Cabot Oil & Gas Corp.	36,529	699,896
*	Cactus, Inc., Class A	4,025	118,214
#*	California Resources Corp.	4,753	72,768
#*	Callon Petroleum Co.	40,340	198,473
#*	CARBO Ceramics, Inc.	2,747	3,516
#*	Carrizo Oil & Gas, Inc.	17,528	167,042
#*	Centennial Resource Development, Inc., Class A	32,332	192,375
*	Cheniere Energy, Inc.	9,249	602,572
#*	Chesapeake Energy Corp.	107,375	194,349
	Chevron Corp.	73,150	9,005,496
	Cimarex Energy Co.	16,882	855,411
*	Clean Energy Fuels Corp.	31,215	83,344
*	CNX Resources Corp.	37,304	306,639
#*	Comstock Resources, Inc.	3,500	23,905
	Concho Resources, Inc.	11,088	1,083,076
	ConocoPhillips	60,765	3,589,996
*	CONSOL Energy, Inc.	5,068	108,911
#*	Contango Oil & Gas Co.	3,481	4,630
*	Continental Resources, Inc.	15,192	564,687

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Contura Energy, Inc.	2,471	$88,536
#	Core Laboratories NV	4,794	240,515
	CVR Energy, Inc.	12,089	641,563
*	Dawson Geophysical Co.	3,320	7,902
	Delek US Holdings, Inc.	12,636	544,359
#*	Denbury Resources, Inc.	78,980	89,247
	Devon Energy Corp.	29,185	787,995
	DHT Holdings, Inc.	22,418	126,662
#*	Diamond Offshore Drilling, Inc.	23,041	208,291
	Diamondback Energy, Inc.	9,086	939,765
	DMC Global, Inc.	2,624	137,078
*	Dorian LPG, Ltd.	8,362	76,512
#*	Dril-Quip, Inc.	6,451	339,452
*	Earthstone Energy, Inc., Class A	2,192	9,601
#	EnLink Midstream LLC	36,853	353,789
	EOG Resources, Inc.	28,191	2,420,197
#	EQT Corp.	13,524	204,348
#	Equitrans Midstream Corp.	5,956	98,810
*	Era Group, Inc.	2,969	30,640
	Evolution Petroleum Corp.	7,931	48,379
*	Exterran Corp.	5,185	70,775
#*	Extraction Oil & Gas, Inc.	28,594	106,084
	Exxon Mobil Corp.	158,416	11,779,814
*	Forum Energy Technologies, Inc.	17,036	44,634
*	Frank's International NV	40,538	231,067
	GasLog, Ltd.	11,104	158,121
*	Geospace Technologies Corp.	900	14,049
#	Green Plains, Inc.	6,606	66,655
*	Gulf Island Fabrication, Inc.	2,558	18,315
*	Gulfport Energy Corp.	24,474	92,512
	Hallador Energy Co.	3,488	18,696
	Halliburton Co.	46,369	1,066,487
*	Helix Energy Solutions Group, Inc.	26,378	231,071
	Helmerich & Payne, Inc.	11,688	580,660
	Hess Corp.	15,878	1,029,529
#*	HighPoint Resources Corp.	31,175	38,969
	HollyFrontier Corp.	19,161	953,643
*	Independence Contract Drilling, Inc.	5,696	7,519
*	International Seaways, Inc.	5,977	101,669
*	ION Geophysical Corp.	1,761	17,011
#*	Jagged Peak Energy, Inc.	25,826	189,563
*	Keane Group, Inc.	17,763	111,729
#*	Key Energy Services, Inc.	1,518	4,630
	Kinder Morgan, Inc.	72,288	1,490,579
*	KLX Energy Services Holdings, Inc.	3,456	54,328
#	Kosmos Energy, Ltd.	46,744	280,931
*	Laredo Petroleum, Inc.	39,250	130,310
*	Lonestar Resources US, Inc., Class A	3,122	7,743
#	Mammoth Energy Services, Inc.	4,395	28,480
	Marathon Oil Corp.	77,681	1,092,972
	Marathon Petroleum Corp.	19,491	1,099,097
#*	Matador Resources Co.	19,784	348,792
*	Matrix Service Co.	3,686	67,712
#*	McDermott International, Inc.	23,899	153,432
*	Midstates Petroleum Co., Inc.	652	2,967
*	Mitcham Industries, Inc.	900	3,744
*	Montage Resources Corp.	2,270	7,582
#	Murphy Oil Corp.	25,293	608,044
#	Nabors Industries, Ltd.	64,804	191,820

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	NACCO Industries, Inc., Class A	500	$26,575
	National Oilwell Varco, Inc.	20,240	482,117
*	Natural Gas Services Group, Inc.	1,608	25,792
#*	NCS Multistage Holdings, Inc.	1,235	3,964
*	Newpark Resources, Inc.	15,130	115,442
*	Nine Energy Service, Inc.	3,403	43,797
*	Noble Corp. P.L.C.	39,705	88,542
	Noble Energy, Inc.	36,913	815,039
#	Nordic American Tankers, Ltd.	168	339
#*	Northern Oil and Gas, Inc.	52,195	84,556
*	Oasis Petroleum, Inc.	61,967	301,779
	Occidental Petroleum Corp.	40,386	2,074,225
*	Oceaneering International, Inc.	17,327	267,702
*	Oil States International, Inc.	10,349	154,407
	ONEOK, Inc.	20,427	1,431,524
*	Overseas Shipholding Group, Inc., Class A	7,143	13,929
*	Pacific Drilling SA	1,420	13,348
#*	Pacific Ethanol, Inc.	4,800	2,598
	Panhandle Oil and Gas, Inc., Class A	1,762	20,809
*	Par Pacific Holdings, Inc.	8,758	201,959
*	Parsley Energy, Inc., Class A	26,290	436,151
	Patterson-UTI Energy, Inc.	34,781	404,503
	PBF Energy, Inc., Class A	18,928	528,659
*	PDC Energy, Inc.	10,773	309,508
	Peabody Energy Corp.	17,090	359,915
#*	Penn Virginia Corp.	2,482	84,984
	Phillips 66	12,534	1,285,487
#*	Pioneer Energy Services Corp.	7,534	1,575
	Pioneer Natural Resources Co.	6,703	925,282
*	ProPetro Holding Corp.	13,968	253,240
*	QEP Resources, Inc.	41,564	205,742
#	Range Resources Corp.	41,289	234,934
#*	Renewable Energy Group, Inc.	4,824	65,558
#*	REX American Resources Corp.	885	66,021
*	RigNet, Inc.	1,558	13,601
*	Ring Energy, Inc.	8,136	19,933
#	RPC, Inc.	16,651	102,903
*	SandRidge Energy, Inc.	2,796	18,873
	Schlumberger, Ltd.	30,612	1,223,562
	Scorpio Tankers, Inc.	7,764	203,494
*	SEACOR Holdings, Inc.	3,070	146,255
#*	SEACOR Marine Holdings, Inc.	2,298	32,356
#*	Select Energy Services, Inc., Class A	11,822	120,230
	SemGroup Corp., Class A	16,719	211,830
#	Ship Finance International, Ltd.	21,220	279,043
*	SilverBow Resources, Inc.	693	7,200
	SM Energy Co.	23,230	231,603
#	Solaris Oilfield Infrastructure, Inc., Class A	2,781	39,796
#*	Southwestern Energy Co.	83,131	182,888
*	SRC Energy, Inc.	50,350	205,428
*	Superior Energy Services, Inc.	27,368	24,828
*	Talos Energy, Inc.	9,633	198,247
#	Targa Resources Corp.	11,114	432,446
	TechnipFMC P.L.C.	24,881	685,223
#	Teekay Corp.	5,911	26,954
*	Teekay Tankers, Ltd., Class A	4,200	5,166
*	TETRA Technologies, Inc.	16,092	25,104
*	Tidewater, Inc.	6,073	139,618
#*	Transocean, Ltd.	55,537	337,665

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Ultra Petroleum Corp.	12,075	$1,932
*	Unit Corp.	9,588	62,322
#	US Silica Holdings, Inc.	13,336	184,837
	Valaris P.L.C.	42,730	349,959
	Valero Energy Corp.	18,213	1,552,658
#*	W&T Offshore, Inc.	21,180	95,098
#*	Whiting Petroleum Corp.	15,039	265,890
	Williams Cos., Inc. (The)	22,326	550,113
	World Fuel Services Corp.	11,456	447,242
*	WPX Energy, Inc.	47,069	491,400
TOTAL ENERGY			72,824,238
FINANCIALS — (17.1%)
	1st Constitution Bancorp	749	13,639
	1st Source Corp.	4,346	204,045
	ACNB Corp.	303	11,302
	Affiliated Managers Group, Inc.	3,228	276,930
	Aflac, Inc.	14,960	787,494
*	Alleghany Corp.	799	547,898
*	Allegiance Bancshares, Inc.	2,498	83,833
	Allstate Corp. (The)	8,270	888,198
	Ally Financial, Inc.	30,614	1,007,507
*	A-Mark Precious Metals, Inc.	1,195	15,153
*	Ambac Financial Group, Inc.	5,554	101,194
	American Equity Investment Life Holding Co.	14,447	372,733
	American Express Co.	30,365	3,776,495
	American Financial Group, Inc.	4,748	486,100
	American International Group, Inc.	24,038	1,345,888
	American National Bankshares, Inc.	1,300	48,087
	American National Insurance Co.	3,670	444,143
	Ameriprise Financial, Inc.	13,713	1,995,379
	Ameris Bancorp	12,533	498,437
	AMERISAFE, Inc.	2,385	155,168
	AmeriServ Financial, Inc.	300	1,230
	Ames National Corp.	500	13,655
	Aon P.L.C.	7,941	1,502,834
*	Arch Capital Group, Ltd.	22,305	862,980
#	Ares Management Corp., Class A	3,175	92,869
	Argo Group International Holdings, Ltd.	5,421	371,013
	Arrow Financial Corp.	2,230	74,170
	Arthur J Gallagher & Co.	9,965	901,135
	Artisan Partners Asset Management, Inc., Class A	5,857	173,309
	Associated Banc-Corp	26,016	563,767
	Assurant, Inc.	6,594	747,496
	Assured Guaranty, Ltd.	10,813	472,420
*	Asta Funding, Inc.	271	1,986
*	Athene Holding, Ltd., Class A	17,332	708,186
*	Atlantic Capital Bancshares, Inc.	4,182	76,907
	Atlantic Union Bankshares Corp.	12,908	490,891
	Axis Capital Holdings, Ltd.	8,837	562,652
#*	Axos Financial, Inc.	9,044	265,080
	Banc of California, Inc.	9,859	154,096
	BancFirst Corp.	4,666	272,214
*	Bancorp, Inc. (The)	11,054	107,003
	BancorpSouth Bank	15,525	464,042
	Bank of America Corp.	242,830	7,450,024
	Bank of Commerce Holdings	300	3,231
	Bank of Hawaii Corp.	5,432	463,078
	Bank of Marin Bancorp	2,280	99,682

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank of New York Mellon Corp. (The)	26,464	$1,241,691
	Bank of NT Butterfield & Son, Ltd. (The)	9,367	294,405
	Bank of Princeton (The)	613	16,900
	Bank OZK	19,773	604,658
	BankFinancial Corp.	2,924	39,211
	BankUnited, Inc.	15,112	520,004
	Bankwell Financial Group, Inc.	700	19,670
	Banner Corp.	5,895	349,338
	Bar Harbor Bankshares	1,390	35,292
*	Baycom Corp.	742	16,992
	BB&T Corp.	21,111	1,087,850
	BCB Bancorp, Inc.	1,443	18,514
*	Berkshire Hathaway, Inc., Class B	51,863	10,654,216
	Berkshire Hills Bancorp, Inc.	7,920	259,776
#	BGC Partners, Inc., Class A	41,530	228,830
	BlackRock, Inc.	3,235	1,512,945
*	Blucora, Inc.	5,883	176,137
	BOK Financial Corp.	6,081	508,858
	Boston Private Financial Holdings, Inc.	13,196	152,282
	Bridge Bancorp, Inc.	3,707	108,281
*	Bridgewater Bancshares, Inc.	1,292	15,401
*	Brighthouse Financial, Inc.	12,273	480,733
*	BrightSphere Investment Group P.L.C.	14,556	155,749
	Brookline Bancorp, Inc.	14,704	218,060
	Brown & Brown, Inc.	19,780	710,695
	Bryn Mawr Bank Corp.	3,259	120,844
*	Byline Bancorp, Inc.	5,176	98,913
	C&F Financial Corp.	500	27,150
	Cadence BanCorp	21,245	364,139
#	Cambridge Bancorp	338	26,432
	Camden National Corp.	3,149	140,792
*	Cannae Holdings, Inc.	13,199	382,111
	Capital City Bank Group, Inc.	2,300	59,386
	Capital One Financial Corp.	18,035	1,666,795
	Capitol Federal Financial, Inc.	22,312	304,782
	Capstar Financial Holdings, Inc.	1,712	27,734
	Carolina Financial Corp.	3,703	130,049
	Cathay General Bancorp	12,692	472,396
	Cboe Global Markets, Inc.	5,235	572,238
	CBTX, Inc.	2,954	89,034
	CenterState Banks Corp.	22,767	553,693
	Central Pacific Financial Corp.	4,075	120,090
	Central Valley Community Bancorp	1,231	25,519
	Century Bancorp, Inc., Class A	292	24,455
	Charles Schwab Corp. (The)	48,112	2,079,401
	Chemung Financial Corp.	400	17,456
	Chubb, Ltd.	12,309	1,881,308
	Cincinnati Financial Corp.	7,729	829,554
	CIT Group, Inc.	10,425	526,984
	Citigroup, Inc.	62,166	4,423,733
	Citizens & Northern Corp.	1,891	48,447
	Citizens Financial Group, Inc.	25,448	948,193
	Citizens Holding Co.	160	3,394
*	Citizens, Inc.	3,580	26,671
#	City Holding Co.	2,229	172,636
	Civista Bancshares, Inc.	1,487	32,967
	CME Group, Inc.	6,593	1,281,811
	CNB Financial Corp.	2,238	63,156
	CNO Financial Group, Inc.	13,279	224,548

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Codorus Valley Bancorp, Inc.	603	$14,110
#	Cohen & Steers, Inc.	6,215	325,480
	Columbia Banking System, Inc.	11,299	426,085
*	Columbia Financial, Inc.	12,543	191,782
	Comerica, Inc.	11,832	866,102
#	Commerce Bancshares, Inc.	11,600	705,628
	Community Bank System, Inc.	6,596	435,270
	Community Bankers Trust Corp.	100	796
	Community Financial Corp. (The)	300	9,759
	Community Trust Bancorp, Inc.	2,916	123,318
	ConnectOne Bancorp, Inc.	5,084	116,220
#*	Consumer Portfolio Services, Inc.	4,008	14,629
#*	Cowen, Inc., Class A	4,505	79,108
	Crawford & Co., Class A	2,549	26,331
	Crawford & Co., Class B	3,450	32,327
#*	Credit Acceptance Corp.	2,190	1,046,886
#	Cullen/Frost Bankers, Inc.	5,733	544,291
#*	Curo Group Holdings Corp.	3,291	40,874
*	Customers Bancorp, Inc.	5,789	119,369
	CVB Financial Corp.	19,536	429,987
	Diamond Hill Investment Group, Inc.	832	117,270
	Dime Community Bancshares, Inc.	7,365	148,626
	Discover Financial Services	22,379	2,008,291
	DNB Financial Corp.	400	18,316
	Donegal Group, Inc., Class A	3,167	47,030
*	Donnelley Financial Solutions, Inc.	7,932	108,113
	E*TRADE Financial Corp.	17,387	848,312
	Eagle Bancorp, Inc.	5,217	210,297
	East West Bancorp, Inc.	16,396	787,172
	Eaton Vance Corp.	14,602	649,789
*	eHealth, Inc.	2,510	260,413
*	Elevate Credit, Inc.	3,112	12,946
	EMC Insurance Group, Inc.	2,748	98,763
	Employers Holdings, Inc.	6,414	281,575
#*	Encore Capital Group, Inc.	4,540	163,349
*	Enova International, Inc.	5,913	159,355
*	Enstar Group, Ltd.	2,918	516,924
	Enterprise Bancorp, Inc.	1,259	38,462
	Enterprise Financial Services Corp.	3,833	159,759
*	Equity Bancshares, Inc., Class A	2,425	64,238
#	Erie Indemnity Co., Class A	3,027	674,325
	ESSA Bancorp, Inc.	1,600	24,560
*	Essent Group, Ltd.	13,267	612,405
	Evercore, Inc., Class A	6,474	559,159
	Everest Re Group, Ltd.	2,258	556,913
#*	EZCORP, Inc., Class A	8,301	81,765
#	FactSet Research Systems, Inc.	2,416	669,957
#	Farmers & Merchants Bancorp, Inc.	266	7,618
	Farmers National Banc Corp.	4,026	58,820
	FB Financial Corp.	5,174	196,664
	FBL Financial Group, Inc., Class A	4,367	273,811
	Federal Agricultural Mortgage Corp., Class C	1,582	122,241
	Federated Investors, Inc., Class B	15,549	540,328
	FedNat Holding Co.	1,756	21,932
	Fidelity National Financial, Inc.	14,494	621,503
	Fifth Third Bancorp	72,378	2,148,903
	Financial Institutions, Inc.	2,921	89,938
	First American Financial Corp.	11,767	680,368
	First Bancorp	4,770	176,204

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First BanCorp	35,938	$386,693
	First Bancorp, Inc.	1,481	38,817
	First Bancshares, Inc. (The)	1,821	60,475
	First Bank	916	10,424
	First Busey Corp.	9,880	267,056
	First Business Financial Services, Inc.	989	23,568
	First Choice Bancorp	624	13,853
	First Citizens BancShares, Inc., Class A	1,252	584,709
	First Commonwealth Financial Corp.	16,640	229,133
	First Community Bancshares, Inc.	3,990	131,949
	First Defiance Financial Corp.	3,646	104,713
	First Financial Bancorp	16,417	418,469
#	First Financial Bankshares, Inc.	13,654	447,169
	First Financial Corp.	1,138	49,401
	First Financial Northwest, Inc.	1,800	26,604
	First Foundation, Inc.	5,470	82,269
	First Hawaiian, Inc.	21,301	570,015
	First Horizon National Corp.	33,203	544,529
	First Internet Bancorp	1,237	26,076
	First Interstate BancSystem, Inc., Class A	6,686	267,641
	First Merchants Corp.	7,630	300,698
	First Mid Bancshares, Inc.	2,167	73,851
	First Midwest Bancorp, Inc.	17,127	370,457
	First Northwest Bancorp	1,283	20,618
	First of Long Island Corp. (The)	3,590	79,411
	First Republic Bank	6,942	689,757
	FirstCash, Inc.	5,521	555,633
	Flagstar Bancorp, Inc.	8,915	307,389
	Flushing Financial Corp.	5,263	107,155
	FNB Corp.	52,496	632,577
	Franklin Financial Network, Inc.	2,340	69,030
#	Franklin Resources, Inc.	24,561	801,425
	FS Bancorp, Inc.	425	20,953
	Fulton Financial Corp.	26,830	456,110
#	GAIN Capital Holdings, Inc.	6,727	28,657
	GAMCO Investors, Inc., Class A	1,540	31,262
*	Genworth Financial, Inc., Class A	60,600	241,794
	German American Bancorp, Inc.	3,377	106,544
	Glacier Bancorp, Inc.	9,633	403,719
	Global Indemnity, Ltd.	1,700	48,093
	Goldman Sachs Group, Inc. (The)	9,123	2,008,246
*	Great Elm Capital Group, Inc.	619	2,556
	Great Southern Bancorp, Inc.	2,505	150,200
	Great Western Bancorp, Inc.	9,899	334,784
*	Green Dot Corp., Class A	5,967	302,467
#	Greenhill & Co., Inc.	3,377	56,058
#*	Greenlight Capital Re, Ltd., Class A	4,400	36,740
	Guaranty Bancshares, Inc.	1,200	36,984
*	Hallmark Financial Services, Inc.	2,410	37,355
	Hamilton Lane, Inc., Class A	4,246	249,240
	Hancock Whitney Corp.	13,168	546,735
	Hanmi Financial Corp.	4,733	101,712
	Hanover Insurance Group, Inc. (The)	3,543	459,563
*	HarborOne Bancorp, Inc.	3,039	58,197
	Hartford Financial Services Group, Inc. (The)	33,320	1,920,232
#	HCI Group, Inc.	1,645	65,948
	Heartland Financial USA, Inc.	5,901	283,779
#	Hennessy Advisors, Inc.	1,107	11,070
	Heritage Commerce Corp.	8,432	104,304

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Heritage Financial Corp.	6,566	$187,262
	Heritage Insurance Holdings, Inc.	4,010	53,894
	Hilltop Holdings, Inc.	12,037	272,999
	Hingham Institution for Savings	155	29,882
	Home Bancorp, Inc.	1,154	43,113
#	Home BancShares, Inc.	25,808	507,643
*	HomeStreet, Inc.	5,364	155,663
	HomeTrust Bancshares, Inc.	3,038	79,383
	Hope Bancorp, Inc.	19,458	287,006
#*»	HopFed Bancorp, Inc.	6	121
	Horace Mann Educators Corp.	6,832	296,782
	Horizon Bancorp, Inc.	6,336	110,373
	Houlihan Lokey, Inc.	4,722	217,212
*	Howard Bancorp, Inc.	1,896	28,231
	Huntington Bancshares, Inc.	80,223	1,143,178
	IBERIABANK Corp.	7,101	557,926
	Independence Holding Co.	2,048	77,619
	Independent Bank Corp.	4,037	313,917
	Independent Bank Corp.	4,359	94,765
	Independent Bank Group, Inc.	6,708	381,082
#	Interactive Brokers Group, Inc., Class A	11,830	606,406
	Intercontinental Exchange, Inc.	14,824	1,302,437
	International Bancshares Corp.	10,085	379,499
*	INTL. FCStone, Inc.	3,467	141,384
	Invesco, Ltd.	41,052	787,788
	Investar Holding Corp.	501	12,079
	Investors Bancorp, Inc.	44,334	503,634
	Investors Title Co.	166	27,241
	James River Group Holdings, Ltd.	5,019	240,059
	Janus Henderson Group P.L.C.	19,986	401,119
	Jefferies Financial Group, Inc.	31,263	666,840
	JPMorgan Chase & Co.	124,583	14,451,628
	Kearny Financial Corp.	16,555	221,009
	Kemper Corp.	6,945	611,299
	KeyCorp	55,362	1,017,000
	Kingstone Cos., Inc.	707	5,995
	Kinsale Capital Group, Inc.	2,001	179,810
#	KKR & Co., Inc., Class A	3,700	98,975
	Ladenburg Thalmann Financial Services, Inc.	20,093	62,087
	Lakeland Bancorp, Inc.	6,960	114,005
	Lakeland Financial Corp.	3,857	177,383
	Lazard, Ltd., Class A	18,273	707,348
	LCNB Corp.	700	12,607
	LegacyTexas Financial Group, Inc.	6,235	266,484
	Legg Mason, Inc.	9,673	364,285
*	LendingClub Corp.	14,348	212,063
#*	LendingTree, Inc.	1,174	378,662
	Lincoln National Corp.	11,304	738,603
#	Live Oak Bancshares, Inc.	5,676	110,512
	Loews Corp.	16,936	906,753
	LPL Financial Holdings, Inc.	15,071	1,264,005
	Luther Burbank Corp.	1,154	12,879
	M&T Bank Corp.	10,144	1,666,152
	Macatawa Bank Corp.	4,300	44,204
	Maiden Holdings, Ltd.	14,428	7,142
	Manning & Napier, Inc.	1,962	3,041
*	Markel Corp.	766	853,270
	MarketAxess Holdings, Inc.	1,289	434,445
	Marlin Business Services Corp.	1,780	41,314

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Marsh & McLennan Cos., Inc.	15,623	$1,543,552
*	MBIA, Inc.	17,849	166,531
	MBT Financial Corp.	3,354	36,156
	Mercantile Bank Corp.	2,926	98,314
	Merchants Bancorp	1,866	33,383
	Mercury General Corp.	8,544	484,530
	Meridian Bancorp, Inc.	8,479	155,505
	Meta Financial Group, Inc.	5,963	184,078
	MetLife, Inc.	22,488	1,111,357
*	Metropolitan Bank Holding Corp.	506	21,237
*	MGIC Investment Corp.	12,754	163,889
	Midland States Bancorp, Inc.	3,717	100,805
	MidSouth Bancorp, Inc.	1,200	14,676
	MidWestOne Financial Group, Inc.	1,517	47,133
	Moelis & Co., Class A	6,240	227,386
	Moody's Corp.	5,295	1,134,930
	Morgan Stanley	48,454	2,159,110
	Morningstar, Inc.	4,864	739,231
#*	Mr Cooper Group, Inc.	6,630	50,454
	MSCI, Inc.	3,231	734,212
	MutualFirst Financial, Inc.	1,200	39,108
	Nasdaq, Inc.	8,708	839,190
	National Bank Holdings Corp., Class A	5,328	193,300
	National Bankshares, Inc.	518	18,980
	National General Holdings Corp.	17,952	443,953
	National Western Life Group, Inc., Class A	548	147,412
	Navient Corp.	38,838	549,558
	NBT Bancorp, Inc.	8,109	313,818
	Nelnet, Inc., Class A	4,956	310,047
#	New York Community Bancorp, Inc.	49,204	567,322
»	NewStar Financial, Inc.	6,871	669
*	NI Holdings, Inc.	1,752	29,451
*	Nicholas Financial, Inc.	801	6,712
*	Nicolet Bankshares, Inc.	1,249	82,072
*	NMI Holdings, Inc., Class A	9,763	242,903
	Northern Trust Corp.	11,502	1,127,196
	Northfield Bancorp, Inc.	8,607	134,700
	Northrim BanCorp, Inc.	900	35,073
	Northwest Bancshares, Inc.	18,491	317,121
	OceanFirst Financial Corp.	8,952	218,429
*	Ocwen Financial Corp.	14,518	27,584
	OFG Bancorp	9,654	218,470
	Old Line Bancshares, Inc.	1,887	53,289
	Old National Bancorp	28,697	505,354
	Old Republic International Corp.	32,144	733,205
	Old Second Bancorp, Inc.	4,090	53,743
*	On Deck Capital, Inc.	10,484	37,533
	OneMain Holdings, Inc.	16,432	681,106
	Oppenheimer Holdings, Inc., Class A	3,256	94,880
	Opus Bank	5,305	118,885
#	Origin Bancorp, Inc.	3,105	108,085
	Oritani Financial Corp.	9,197	166,466
	Orrstown Financial Services, Inc.	909	20,789
*	Pacific Mercantile Bancorp	2,550	19,686
	Pacific Premier Bancorp, Inc.	10,646	336,733
#	PacWest Bancorp	12,656	488,901
#	Park National Corp.	2,477	234,299
	Parke Bancorp, Inc.	1,315	31,521
#	PCB Bancorp	783	12,998

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PCSB Financial Corp.	2,196	$42,690
	Peapack Gladstone Financial Corp.	2,762	78,524
	Penns Woods Bancorp, Inc.	829	37,603
	Pennymac Financial Services, Inc.	11,137	267,399
	Peoples Bancorp, Inc.	2,534	82,127
	Peoples Financial Services Corp.	400	19,352
	People's United Financial, Inc.	42,429	696,684
	People's Utah Bancorp	1,400	42,420
	Pinnacle Financial Partners, Inc.	8,118	493,087
	Piper Jaffray Cos.	2,600	200,980
	PJT Partners, Inc., Class A	2,247	94,734
	PNC Financial Services Group, Inc. (The)	12,136	1,734,234
#*	Ponce de Leon Federal Bank	1,100	15,818
	Popular, Inc.	10,173	585,558
#*	PRA Group, Inc.	7,470	232,541
	Preferred Bank	2,495	135,204
	Premier Financial Bancorp, Inc.	1,898	29,647
	Primerica, Inc.	6,504	797,976
	Principal Financial Group, Inc.	21,274	1,234,743
	ProAssurance Corp.	8,871	346,767
	Progressive Corp. (The)	15,584	1,261,992
#	Prosperity Bancshares, Inc.	7,354	510,294
	Protective Insurance Corp., Class B	2,066	34,192
*	Provident Bancorp, Inc.	506	13,991
	Provident Financial Holdings, Inc.	1,300	27,001
	Provident Financial Services, Inc.	11,857	286,702
	Prudential Bancorp, Inc.	845	15,438
	Prudential Financial, Inc.	11,285	1,143,283
	Pzena Investment Management, Inc., Class A	1,300	10,582
	QCR Holdings, Inc.	1,925	73,651
	Radian Group, Inc.	10,400	237,120
	Raymond James Financial, Inc.	7,425	598,975
	RBB Bancorp	2,116	42,532
*	Regional Management Corp.	1,515	36,557
	Regions Financial Corp.	56,256	896,158
	Reinsurance Group of America, Inc.	3,457	539,015
	RenaissanceRe Holdings, Ltd.	4,814	872,056
	Renasant Corp.	9,006	323,225
	Republic Bancorp, Inc., Class A	3,438	164,233
*	Republic First Bancorp, Inc.	6,280	27,318
	Riverview Bancorp, Inc.	100	850
#	RLI Corp.	3,585	323,116
	S&P Global, Inc.	8,072	1,977,236
	S&T Bancorp, Inc.	6,690	254,688
*	Safeguard Scientifics, Inc.	1,519	17,742
	Safety Insurance Group, Inc.	2,530	249,610
	Sandy Spring Bancorp, Inc.	6,454	235,184
	Santander Consumer USA Holdings, Inc.	42,556	1,145,182
	SB One Bancorp	800	18,328
*	Seacoast Banking Corp. of Florida	4,740	128,170
	SEI Investments Co.	18,552	1,105,514
*	Select Bancorp, Inc.	2,670	30,305
	Selective Insurance Group, Inc.	6,723	505,570
	ServisFirst Bancshares, Inc.	7,036	239,646
	Shore Bancshares, Inc.	1,532	25,125
	Sierra Bancorp	1,944	50,680
	Signature Bank	5,653	720,531
	Silvercrest Asset Management Group, Inc., Class A	800	11,464
	Simmons First National Corp., Class A	14,506	373,530

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	SLM Corp.	48,696	$443,621
*	SmartFinancial, Inc.	641	13,903
	South State Corp.	5,433	435,020
*	Southern First Bancshares, Inc.	700	28,546
	Southern Missouri Bancorp, Inc.	1,213	42,273
	Southern National Bancorp of Virginia, Inc.	3,254	51,804
#	Southside Bancshares, Inc.	5,693	197,092
#*	Spirit of Texas Bancshares, Inc.	630	13,507
	State Auto Financial Corp.	7,246	250,567
	State Street Corp.	20,064	1,165,518
	Sterling Bancorp	21,474	469,207
	Sterling Bancorp, Inc.	3,844	37,748
	Stewart Information Services Corp.	3,962	149,882
	Stifel Financial Corp.	11,434	683,868
	Stock Yards Bancorp, Inc.	2,400	91,800
	Summit Financial Group, Inc.	1,249	33,236
	SunTrust Banks, Inc.	25,685	1,710,621
*	SVB Financial Group	3,366	780,811
	Synchrony Financial	65,540	2,351,575
	Synovus Financial Corp.	18,544	707,825
	T Rowe Price Group, Inc.	16,347	1,853,586
	TCF Financial Corp.	30,065	642,790
	TCF Financial Corp.	10,992	462,104
	TD Ameritrade Holding Corp.	13,876	709,064
	Territorial Bancorp, Inc.	1,300	37,375
*	Texas Capital Bancshares, Inc.	6,755	425,092
#	TFS Financial Corp.	10,988	197,345
*	Third Point Reinsurance, Ltd.	15,019	151,392
	Timberland Bancorp, Inc.	500	13,820
	Tiptree, Inc.	5,339	36,465
	Tompkins Financial Corp.	1,833	150,251
	Torchmark Corp.	5,807	530,295
	Towne Bank	12,538	352,819
	Travelers Cos., Inc. (The)	12,070	1,769,703
	TriCo Bancshares	5,202	196,376
*	TriState Capital Holdings, Inc.	4,350	91,350
*	Triumph Bancorp, Inc.	3,989	124,497
	TrustCo Bank Corp. NY	13,664	110,678
#	Trustmark Corp.	10,221	363,254
	U.S. Bancorp.	48,404	2,766,289
	UMB Financial Corp.	7,538	514,544
	Umpqua Holdings Corp.	32,017	559,017
#	United Bankshares, Inc.	16,146	606,928
	United Community Banks, Inc.	13,224	379,529
	United Community Financial Corp.	6,434	65,498
	United Financial Bancorp, Inc.	8,746	125,418
	United Fire Group, Inc.	3,989	208,505
	United Insurance Holdings Corp.	6,562	74,347
	United Security Bancshares	402	4,309
	Unity Bancorp, Inc.	471	9,754
	Universal Insurance Holdings, Inc.	6,041	149,877
	Univest Financial Corp.	4,401	120,851
	Unum Group	22,554	720,600
#	Valley National Bancorp	53,384	595,765
	Value Line, Inc.	213	5,559
	Veritex Holdings, Inc.	7,085	181,305
#	Virtu Financial, Inc., Class A	14,728	319,303
	Virtus Investment Partners, Inc.	1,053	112,840
	Voya Financial, Inc.	14,371	807,219

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Waddell & Reed Financial, Inc., Class A	12,818	$224,315
	Walker & Dunlop, Inc.	5,376	313,636
	Washington Federal, Inc.	8,533	312,137
	Washington Trust Bancorp, Inc.	2,152	108,095
	Waterstone Financial, Inc.	4,026	68,039
	Webster Financial Corp.	9,015	459,765
	Wells Fargo & Co.	163,973	7,937,933
	WesBanco, Inc.	9,133	334,085
	West Bancorporation, Inc.	1,799	38,103
#	Westamerica Bancorporation	3,633	232,875
*	Western Alliance Bancorp	10,967	542,209
	Western New England Bancorp, Inc.	3,241	30,271
	Westwood Holdings Group, Inc.	1,130	35,369
	White Mountains Insurance Group, Ltd.	580	624,080
	Willis Towers Watson P.L.C.	6,121	1,194,942
	Wintrust Financial Corp.	8,704	622,684
	WisdomTree Investments, Inc.	22,580	139,996
*	World Acceptance Corp.	1,607	203,655
	WR Berkley Corp.	9,256	642,274
	WSFS Financial Corp.	9,099	385,525
#	Zions Bancorp NA	16,756	755,193
TOTAL FINANCIALS			220,649,203
HEALTH CARE — (6.1%)
	Abbott Laboratories	30,359	2,644,269
*	ABIOMED, Inc.	962	267,975
#*	Acadia Healthcare Co., Inc.	14,410	460,255
*	Acceleron Pharma Inc.	288	12,574
*	Achillion Pharmaceuticals, Inc.	21,184	93,421
#*	Aclaris Therapeutics, Inc.	2,600	3,328
#*	Acorda Therapeutics, Inc.	6,805	47,159
*	Addus HomeCare Corp.	1,934	155,861
*	Aduro Biotech, Inc.	4,711	6,219
#*	Adverum Biotechnologies, Inc.	9,125	122,366
#*	Agios Pharmaceuticals, Inc.	1,615	77,698
#*	Akebia Therapeutics, Inc.	12,843	53,812
*	Albireo Pharma, Inc.	887	22,964
#*	Alder Biopharmaceuticals, Inc.	3,875	39,215
*	Alexion Pharmaceuticals, Inc.	4,019	455,313
*	Align Technology, Inc.	3,480	727,598
*	Alkermes P.L.C.	7,558	175,043
*	Allscripts Healthcare Solutions, Inc.	26,335	271,251
#*	Alnylam Pharmaceuticals, Inc.	3,781	293,368
#*	AMAG Pharmaceuticals, Inc.	7,011	57,911
*	Amedisys, Inc.	4,356	600,649
*	American Renal Associates Holdings, Inc.	5,573	42,912
	AmerisourceBergen Corp.	17,341	1,511,268
*	AMN Healthcare Services, Inc.	7,401	395,065
*	Amphastar Pharmaceuticals, Inc.	5,517	111,168
#*	AnaptysBio, Inc.	3,513	188,683
*	AngioDynamics, Inc.	5,619	114,515
#*	Anika Therapeutics, Inc.	2,097	115,524
	Anthem, Inc.	8,231	2,424,935
#*	Apollo Medical Holdings, Inc.	2,065	31,595
*	Applied Genetic Technologies Corp.	868	3,350
*	Aptevo Therapeutics, Inc.	1,916	1,705
*	Ardelyx, Inc.	4,740	11,423
*	Assembly Biosciences, Inc.	1,961	24,513
*	Assertio Therapeutics, Inc.	8,079	27,711

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Atara Biotherapeutics, Inc.	2,923	$41,711
*	AtriCure Inc.	1,676	53,766
	Atrion Corp.	237	182,372
*	Avanos Medical, Inc.	7,494	305,156
#*	Avrobio, Inc.	1,800	38,196
	Baxter International, Inc.	13,945	1,170,962
*	BioMarin Pharmaceutical, Inc.	6,180	490,198
#*	BioScrip, Inc.	15,003	42,458
*	BioSpecifics Technologies Corp.	1,201	69,778
*	BioTelemetry, Inc.	3,516	165,076
*	Boston Scientific Corp.	25,146	1,067,699
*	Brookdale Senior Living, Inc.	34,248	266,792
	Bruker Corp.	14,078	673,632
*	Calithera Biosciences, Inc.	4,617	19,576
*	Cambrex Corp.	4,308	188,690
#	Cantel Medical Corp.	3,845	354,817
*	Capital Senior Living Corp.	2,106	11,246
	Cardinal Health, Inc.	21,180	968,561
*	Cardiovascular Systems, Inc.	2,246	102,934
*	Castlight Health, Inc., Class B	9,290	14,957
*	Centene Corp.	19,577	1,019,766
	Cerner Corp.	22,496	1,611,838
	Chemed Corp.	1,762	714,297
*	ChemoCentryx, Inc.	5,991	47,808
*	Cigna Corp.	17,497	2,973,090
#*	Collegium Pharmaceutical, Inc.	1,638	17,969
	Computer Programs & Systems, Inc.	864	22,300
*	Concert Pharmaceuticals, Inc.	4,356	43,821
	CONMED Corp.	3,906	341,189
*	CorVel Corp.	3,700	315,240
#*	Covetrus, Inc.	4,351	102,988
*	Cross Country Healthcare, Inc.	7,273	69,021
*	CryoLife, Inc.	4,083	117,672
#*	Cumberland Pharmaceuticals, Inc.	1,600	9,360
*	Cutera, Inc.	1,041	26,608
	CVS Health Corp.	36,185	2,021,656
*	Cymabay Therapeutics, Inc.	5,469	33,798
*	CytomX Therapeutics, Inc.	1,868	19,259
*	DaVita, Inc.	13,401	802,050
#*	Deciphera Pharmaceuticals, Inc.	4,480	99,008
#*	Denali Therapeutics, Inc.	12,193	260,321
	DENTSPLY SIRONA, Inc.	10,601	577,224
#*	Dermira, Inc.	3,600	31,716
*	DexCom, Inc.	979	153,576
*	Dicerna Pharmaceuticals, Inc.	4,937	67,291
	Digirad Corp.	290	1,552
#*	Diplomat Pharmacy, Inc.	13,263	69,896
*	Edwards Lifesciences Corp.	1,369	291,392
*	Elanco Animal Health, Inc.	2,052	67,634
*	Emergent BioSolutions, Inc.	6,778	299,181
*	Enanta Pharmaceuticals, Inc.	2,515	188,675
	Encompass Health Corp.	13,306	849,455
	Ensign Group, Inc. (The)	8,380	504,979
#*	Epizyme, Inc.	11,524	152,808
#*	Evolent Health, Inc., Class A	15,042	102,586
#*	Exact Sciences Corp.	2,217	255,199
*	Exelixis, Inc.	38,631	821,681
#*	Five Star Senior Living, Inc.	859	400
#*	Flexion Therapeutics, Inc.	1,975	19,829

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	FONAR Corp.	1,170	$28,712
#*	G1 Therapeutics, Inc.	4,737	117,525
*	Genomic Health, Inc.	782	57,063
#*	Global Blood Therapeutics, Inc.	4,548	249,230
*	Globus Medical, Inc., Class A	5,211	237,517
#*	GlycoMimetics, Inc.	3,403	31,410
*	Haemonetics Corp.	3,933	480,141
*	Hanger, Inc.	525	9,056
#*	HealthEquity, Inc.	2,890	236,922
*	HealthStream, Inc.	4,637	130,949
#*	Henry Schein, Inc.	7,869	523,603
#*	Heron Therapeutics, Inc.	1,420	24,765
#*	Heska Corp.	405	32,457
	Hill-Rom Holdings, Inc.	8,548	911,559
*	HMS Holdings Corp.	9,021	314,833
*	Hologic, Inc.	20,848	1,068,460
*	Horizon Therapeutics P.L.C.	21,518	535,583
	Humana, Inc.	5,539	1,643,698
*	ICU Medical, Inc.	1,300	330,772
*	IDEXX Laboratories, Inc.	3,458	975,329
*	Incyte Corp.	3,843	326,348
*	Innoviva, Inc.	12,963	154,000
*	Inogen, Inc.	628	38,622
#*	Inovalon Holdings, Inc., Class A	4,195	62,925
#*	Inovio Pharmaceuticals, Inc.	3,700	10,212
#*	Insmed, Inc.	2,550	55,973
#*	Insulet Corp.	1,294	159,084
*	Integer Holdings Corp.	4,638	405,964
*	Integra LifeSciences Holdings Corp.	6,533	414,127
#*	Intellia Therapeutics, Inc.	4,713	85,305
#*	IntriCon Corp.	300	5,394
*	Intuitive Surgical, Inc.	1,035	537,693
#	Invacare Corp.	5,484	29,339
#*	Invitae Corp.	1,605	43,158
*	Ionis Pharmaceuticals, Inc.	3,134	206,405
#*	Iovance Biotherapeutics, Inc.	9,917	243,859
*	IQVIA Holdings, Inc.	8,399	1,336,869
*	Jazz Pharmaceuticals P.L.C.	6,066	845,479
#*	Kadmon Holdings, Inc.	9,173	24,033
#*	Kala Pharmaceuticals, Inc.	1,454	8,550
#*	KalVista Pharmaceuticals, Inc.	1,219	20,223
#*	Karyopharm Therapeutics, Inc.	3,855	33,963
*	Kindred Biosciences, Inc.	4,043	27,573
*	Kura Oncology, Inc.	4,804	91,852
*	Laboratory Corp. of America Holdings	5,195	870,266
#*	Lannett Co., Inc.	1,300	9,191
*	Lantheus Holdings, Inc.	8,507	192,428
	LeMaitre Vascular, Inc.	1,973	65,287
*	LHC Group, Inc.	4,032	510,371
#*	LivaNova P.L.C.	5,324	410,214
	Luminex Corp.	6,401	139,094
*	MacroGenics, Inc.	6,127	88,168
#*	Madrigal Pharmaceuticals, Inc.	1,974	172,310
*	Magellan Health, Inc.	4,058	285,440
#*	Mallinckrodt P.L.C.	14,740	100,379
*	Masimo Corp.	2,528	399,045
	McKesson Corp.	13,633	1,894,305
*	Medidata Solutions, Inc.	1,943	177,532
*	Medpace Holdings, Inc.	4,749	374,031

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Medtronic P.L.C.	24,028	$2,449,414
*	Melinta Therapeutics, Inc.	357	1,417
	Meridian Bioscience, Inc.	7,966	95,194
*	Merit Medical Systems, Inc.	5,423	213,992
#	Mesa Laboratories, Inc.	245	61,662
*	Mettler-Toledo International, Inc.	1,569	1,187,341
*	MiMedx Group, Inc.	1,700	8,925
*	Minerva Neurosciences, Inc.	5,706	37,888
#*	Mirati Therapeutics, Inc.	1,045	110,561
*	Molina Healthcare, Inc.	8,818	1,170,854
*	Momenta Pharmaceuticals, Inc.	14,362	162,291
*	Myriad Genetics, Inc.	9,731	283,561
#*	NantKwest, Inc.	3,700	5,106
	National HealthCare Corp.	2,673	234,155
	National Research Corp.	2,585	174,281
*	Natus Medical, Inc.	4,797	149,043
#*	Nektar Therapeutics	19,222	547,058
*	Neogen Corp.	3,025	215,985
#*	NeoGenomics, Inc.	5,221	127,236
*	Neurocrine Biosciences, Inc.	1,050	101,210
*	NewLink Genetics Corp.	540	956
*	NextGen Healthcare, Inc.	7,770	127,117
*	NuVasive, Inc.	3,653	243,290
*	Nuvectra Corp.	663	1,406
*	ObsEva SA	3,939	35,412
*	Omnicell, Inc.	2,910	218,861
#*	OPKO Health, Inc.	33,424	70,525
*	OraSure Technologies, Inc.	7,089	59,193
*	Orthofix Medical, Inc.	2,488	132,984
*	Otonomy, Inc.	4,367	12,402
#	Owens & Minor, Inc.	9,088	24,628
*	Oxford Immunotec Global P.L.C.	1,249	16,112
*	Pacira BioSciences, Inc.	3,056	134,128
#	Patterson Cos., Inc.	15,555	307,989
*	PDL BioPharma, Inc.	20,904	60,204
#*	Penumbra, Inc.	718	120,337
#*	PetIQ, Inc.	2,017	69,062
	Phibro Animal Health Corp., Class A	3,118	97,063
*	PRA Health Sciences, Inc.	6,179	617,344
*	Premier, Inc., Class A	8,390	325,113
#*	Prestige Consumer Healthcare, Inc.	8,493	293,858
#*	Progenics Pharmaceuticals, Inc.	4,762	25,620
*	Protagonist Therapeutics, Inc.	3,345	36,862
*	Prothena Corp. P.L.C.	5,425	50,778
*	Providence Service Corp. (The)	1,714	95,538
#*	PTC Therapeutics, Inc.	2,476	119,269
	Quest Diagnostics, Inc.	6,881	702,412
*	Quidel Corp.	3,607	212,921
#*	RadNet, Inc.	5,706	84,049
*	Repligen Corp.	3,325	313,847
	ResMed, Inc.	6,035	776,704
*	Retrophin, Inc.	4,493	88,916
*	Revance Therapeutics, Inc.	5,715	71,895
*	Rhythm Pharmaceuticals, Inc.	4,359	83,911
*	Rigel Pharmaceuticals, Inc.	17,905	40,823
#*	Rocket Pharmaceuticals, Inc.	5,894	71,789
*	RTI Surgical Holdings, Inc.	9,786	41,688
#*	Sage Therapeutics, Inc.	1,801	288,772
#*	Sarepta Therapeutics, Inc.	1,252	186,360

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	SeaSpine Holdings Corp.	959	$12,189
#*	Seattle Genetics, Inc.	3,143	237,957
*	Select Medical Holdings Corp.	17,803	298,022
#*	SIGA Technologies, Inc.	3,400	19,040
	Simulations Plus, Inc.	2,208	85,715
*	Spark Therapeutics, Inc.	3,610	361,072
#*	Spectrum Pharmaceuticals, Inc.	11,608	87,989
#*	STAAR Surgical Co.	1,031	30,219
	STERIS P.L.C.	5,726	852,372
	Stryker Corp.	7,877	1,652,437
*	Supernus Pharmaceuticals, Inc.	7,971	265,992
*	Surmodics, Inc.	551	22,977
*	Syneos Health, Inc.	11,523	588,710
#*	Synlogic, Inc.	2,058	11,545
#*	Syros Pharmaceuticals, Inc.	1,876	14,032
#*	Teladoc Health, Inc.	2,994	204,311
	Teleflex, Inc.	1,624	551,738
*	Tetraphase Pharmaceuticals, Inc.	2,427	834
#*	Tivity Health, Inc.	7,570	132,097
*	Triple-S Management Corp., Class B	2,938	70,450
*	United Therapeutics Corp.	7,208	571,162
	US Physical Therapy, Inc.	789	101,844
#	Utah Medical Products, Inc.	296	26,933
#*	Vanda Pharmaceuticals, Inc.	6,449	80,290
*	Varex Imaging Corp.	5,401	171,698
*	Varian Medical Systems, Inc.	3,823	448,706
*	Veeva Systems, Inc., Class A	2,151	356,851
#*	Verastem, Inc.	3,540	5,310
*	Vertex Pharmaceuticals, Inc.	1,986	330,907
#*	Viking Therapeutics, Inc.	4,539	34,905
#*	Vocera Communications, Inc.	864	22,179
*	Waters Corp.	4,097	862,664
*	WellCare Health Plans, Inc.	3,298	947,350
	West Pharmaceutical Services, Inc.	3,544	486,485
#*	Wright Medical Group NV	8,318	240,057
#*	Xencor, Inc.	6,719	295,770
	Zimmer Biomet Holdings, Inc.	9,693	1,309,815
	Zoetis, Inc.	14,773	1,697,270
#*	Zogenix, Inc.	4,258	205,108
TOTAL HEALTH CARE			79,032,235
INDUSTRIALS — (13.3%)
	3M Co.	21,377	3,734,989
#	AAON, Inc.	9,578	486,562
	AAR Corp.	5,387	225,500
	ABM Industries, Inc.	8,479	356,881
*	Acacia Research Corp.	2,366	6,601
	ACCO Brands Corp.	18,062	176,646
	Actuant Corp., Class A	8,856	202,802
	Acuity Brands, Inc.	5,701	765,188
*	Advanced Disposal Services, Inc.	12,761	413,074
	Advanced Drainage Systems, Inc.	8,197	269,927
*	AECOM	16,114	579,298
*	Aegion Corp.	5,936	111,894
	AGCO Corp.	8,279	637,483
	Air Lease Corp.	17,658	737,928
*	Air Transport Services Group, Inc.	9,198	214,405
	Aircastle, Ltd.	14,004	291,143
	Alamo Group, Inc.	1,500	146,835

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Alaska Air Group, Inc.	13,705	$868,349
	Albany International Corp., Class A	4,589	394,608
	Allegiant Travel Co.	2,502	374,925
	Allegion P.L.C.	5,773	597,736
	Allied Motion Technologies, Inc.	1,625	64,415
	Allison Transmission Holdings, Inc.	14,113	648,492
	Altra Industrial Motion Corp.	6,844	196,628
	AMERCO	3,162	1,223,694
*	Ameresco, Inc., Class A	3,516	50,103
#	American Airlines Group, Inc.	16,310	497,618
*	American Woodmark Corp.	2,938	249,289
	AMETEK, Inc.	11,675	1,046,197
	AO Smith Corp.	11,655	529,720
	Apogee Enterprises, Inc.	4,460	180,898
	Applied Industrial Technologies, Inc.	5,929	360,720
*	ARC Document Solutions, Inc.	6,764	12,784
	ArcBest Corp.	4,841	144,891
	Arconic, Inc.	31,252	782,550
	Arcosa, Inc.	5,619	210,712
	Argan, Inc.	2,682	110,364
*	Armstrong Flooring, Inc.	4,306	35,998
	Armstrong World Industries, Inc.	5,207	508,776
*	Arotech Corp.	3,345	7,242
*	ASGN, Inc.	7,408	467,074
	Astec Industries, Inc.	3,697	120,855
*	Astronics Corp.	3,552	130,856
*	Astronics Corp., Class B	835	31,129
*	Atkore International Group, Inc.	6,051	165,132
*	Atlas Air Worldwide Holdings, Inc.	4,083	186,389
*	Avis Budget Group, Inc.	11,933	434,242
#*	Axon Enterprise, Inc.	1,558	109,403
	AZZ, Inc.	3,732	173,837
#*	Babcock & Wilcox Enterprises, Inc.	632	2,231
	Barnes Group, Inc.	6,940	361,158
	Barrett Business Services, Inc.	1,545	135,188
*	Beacon Roofing Supply, Inc.	10,519	381,103
	BG Staffing, Inc.	1,394	23,168
*	Blue Bird Corp.	4,546	94,193
*	BMC Stock Holdings, Inc.	10,755	227,468
	Brady Corp., Class A	6,607	341,780
	Briggs & Stratton Corp.	7,415	70,665
	Brink's Co. (The)	5,107	460,447
*	Broadwind Energy, Inc.	2,383	4,695
*	Builders FirstSource, Inc.	18,911	324,891
*	CAI International, Inc.	3,296	75,149
	Carlisle Cos., Inc.	6,318	911,119
*	Casella Waste Systems, Inc., Class A	6,117	266,701
	Caterpillar, Inc.	19,906	2,621,023
*	CBIZ, Inc.	7,764	181,445
*	CECO Environmental Corp.	5,117	47,230
#	CH Robinson Worldwide, Inc.	10,835	907,215
*	Chart Industries, Inc.	4,374	330,368
#*	Cimpress NV	3,363	324,361
	Cintas Corp.	6,055	1,576,964
*	CIRCOR International, Inc.	3,070	116,660
*	Civeo Corp.	23,478	38,739
*	Clean Harbors, Inc.	8,583	667,843
#*	Colfax Corp.	15,380	425,718
	Columbus McKinnon Corp.	2,711	104,211

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Comfort Systems USA, Inc.	5,828	$244,776
*	Commercial Vehicle Group, Inc.	7,440	60,413
*	Construction Partners, Inc., Class A	2,107	32,932
*	Continental Building Products, Inc.	6,680	164,194
	Copa Holdings SA, Class A	5,082	513,790
*	Copart, Inc.	13,215	1,024,559
*	Cornerstone Building Brands, Inc.	16,073	93,545
	Costamare, Inc.	13,178	79,463
*	CoStar Group, Inc.	883	543,398
	Covanta Holding Corp.	16,529	284,629
*	Covenant Transportation Group, Inc., Class A	2,890	48,697
*	CPI Aerostructures, Inc.	1,046	8,211
	CRA International, Inc.	1,211	52,582
	Crane Co.	8,493	710,864
	CSW Industrials, Inc.	2,635	186,057
	CSX Corp.	35,426	2,493,990
	Cummins, Inc.	16,129	2,645,156
	Curtiss-Wright Corp.	6,017	763,617
	Deere & Co.	13,160	2,179,954
	Delta Air Lines, Inc.	36,528	2,229,669
	Deluxe Corp.	6,892	307,521
	Donaldson Co., Inc.	13,954	697,002
	Douglas Dynamics, Inc.	4,778	196,376
	Dover Corp.	10,328	1,000,267
*	Ducommun, Inc.	1,848	77,893
*	DXP Enterprises, Inc.	1,836	62,332
*	Dycom Industries, Inc.	4,836	266,754
#*	Eagle Bulk Shipping, Inc.	6,676	30,910
	Eastern Co. (The)	312	7,881
	Eaton Corp. P.L.C.	13,958	1,147,208
*	Echo Global Logistics, Inc.	4,801	101,109
	EMCOR Group, Inc.	7,611	642,292
	Emerson Electric Co.	27,182	1,763,568
	Encore Wire Corp.	3,557	195,350
	EnerSys	6,065	413,087
	Ennis, Inc.	3,943	80,161
	EnPro Industries, Inc.	3,288	233,580
	Equifax, Inc.	5,111	710,889
	ESCO Technologies, Inc.	3,769	314,938
	Espey Manufacturing & Electronics Corp.	200	5,122
#*	Evoqua Water Technologies Corp.	1,571	22,340
	Expeditors International of Washington, Inc.	10,852	828,550
	Exponent, Inc.	6,644	457,107
#	Fastenal Co.	33,730	1,038,884
	Federal Signal Corp.	10,280	320,222
	FedEx Corp.	11,628	1,982,923
	Flowserve Corp.	6,715	335,951
	Fluor Corp.	15,166	493,047
	Forrester Research, Inc.	3,145	148,853
	Fortive Corp.	10,205	776,090
	Fortune Brands Home & Security, Inc.	18,981	1,042,816
	Forward Air Corp.	4,408	277,704
*	Franklin Covey Co.	1,696	61,904
	Franklin Electric Co., Inc.	6,549	306,886
*	FreightCar America, Inc.	1,800	9,846
*	FTI Consulting, Inc.	4,198	438,481
*	Gardner Denver Holdings, Inc.	28,508	939,909
#	GATX Corp.	5,561	427,418
*	Genco Shipping & Trading, Ltd.	4,464	42,944

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gencor Industries, Inc.	1,048	$13,372
*	Generac Holdings, Inc.	9,570	691,911
*	Genesee & Wyoming, Inc., Class A	5,949	653,260
*	Gibraltar Industries, Inc.	4,567	189,256
*	GMS, Inc.	6,537	147,148
#	Golden Ocean Group, Ltd.	11,267	68,503
*	Goldfield Corp. (The)	5,963	14,013
	Gorman-Rupp Co. (The)	4,380	145,504
*	GP Strategies Corp.	2,129	33,809
	Graco, Inc.	18,078	869,190
#	GrafTech International, Ltd.	18,235	208,791
	Graham Corp.	739	15,999
#	Granite Construction, Inc.	8,076	286,698
*	Great Lakes Dredge & Dock Corp.	8,897	95,465
	Greenbrier Cos., Inc. (The)	6,718	194,217
	Griffon Corp.	7,377	120,614
	H&E Equipment Services, Inc.	6,393	195,690
*	Harsco Corp.	12,092	283,678
#	Hawaiian Holdings, Inc.	7,630	198,304
*	HD Supply Holdings, Inc.	23,170	938,617
#	Healthcare Services Group, Inc.	7,016	167,753
	Heartland Express, Inc.	12,593	249,845
#	HEICO Corp.	3,145	430,079
	HEICO Corp., Class A	4,738	499,338
	Heidrick & Struggles International, Inc.	2,552	75,794
	Helios Technologies, Inc.	4,776	224,281
*	Herc Holdings, Inc.	4,935	222,766
*	Heritage-Crystal Clean, Inc.	2,711	76,044
	Herman Miller, Inc.	9,288	421,118
*	Hertz Global Holdings, Inc.	22,427	348,067
	Hexcel Corp.	11,394	931,573
*	Hill International, Inc.	4,939	15,558
	Hillenbrand, Inc.	9,620	324,098
	HNI Corp.	7,531	257,861
	Honeywell International, Inc.	25,801	4,449,640
*	Houston Wire & Cable Co.	3,000	13,950
*	Hub Group, Inc., Class A	5,239	237,589
	Hubbell, Inc.	8,775	1,139,697
*	Hudson Global, Inc.	230	2,450
*	Hudson Technologies, Inc.	5,402	3,312
	Hurco Cos., Inc.	876	29,950
*	Huron Consulting Group, Inc.	3,546	216,200
*	Huttig Building Products, Inc.	812	2,103
	Hyster-Yale Materials Handling, Inc.	1,661	102,716
*	IAA Inc.	18,085	845,474
	ICF International, Inc.	2,339	199,259
	IDEX Corp.	5,387	906,201
*	IES Holdings, Inc.	2,130	38,574
	Illinois Tool Works, Inc.	9,613	1,482,613
	Ingersoll-Rand P.L.C.	8,832	1,092,165
*	InnerWorkings, Inc.	10,091	36,933
*	Innovative Solutions & Support, Inc.	400	2,204
	Insperity, Inc.	4,225	449,329
	Insteel Industries, Inc.	2,607	50,863
	Interface, Inc.	9,215	127,720
	ITT, Inc.	12,504	780,500
	Jacobs Engineering Group, Inc.	6,610	545,391
	JB Hunt Transport Services, Inc.	10,044	1,028,204
*	JELD-WEN Holding, Inc.	15,474	339,035

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	JetBlue Airways Corp.	31,686	$609,322
	John Bean Technologies Corp.	5,117	607,183
	Johnson Controls International P.L.C.	25,225	1,070,549
	Kadant, Inc.	1,782	166,546
	Kaman Corp.	3,667	232,488
	Kansas City Southern	5,295	655,203
	KAR Auction Services, Inc.	18,085	483,593
	Kelly Services, Inc., Class A	6,650	185,070
	Kennametal, Inc.	12,657	437,679
	Kforce, Inc.	7,254	247,289
	Kimball International, Inc., Class B	8,202	142,223
*	Kirby Corp.	6,580	515,609
#	Knight-Swift Transportation Holdings, Inc.	20,724	742,748
	Knoll, Inc.	8,232	199,626
	Korn Ferry	6,567	257,952
	Landstar System, Inc.	4,726	525,862
*	Lawson Products, Inc.	700	29,309
*	LB Foster Co., Class A	1,400	33,838
	Lennox International, Inc.	1,620	415,498
	Lincoln Electric Holdings, Inc.	8,864	749,185
#	Lindsay Corp.	1,207	110,103
*	LS Starrett Co. (The), Class A	230	1,346
	LSC Communications, Inc.	5,785	5,785
	LSI Industries, Inc.	3,205	12,692
*	Lydall, Inc.	2,299	54,256
#	Macquarie Infrastructure Corp.	13,465	557,990
*	Manitowoc Co., Inc. (The)	5,671	101,794
	ManpowerGroup, Inc.	8,117	741,488
	Marten Transport, Ltd.	7,874	158,031
	Masco Corp.	11,232	457,929
*	Masonite International Corp.	4,533	241,609
#*	MasTec, Inc.	12,037	617,739
	Matson, Inc.	8,426	344,708
	Matthews International Corp., Class A	5,311	181,371
	McGrath RentCorp	4,273	291,034
*	Mercury Systems, Inc.	3,508	285,972
*	Meritor, Inc.	17,090	422,636
*	Mesa Air Group, Inc.	2,656	27,197
#*	Middleby Corp. (The)	7,127	957,726
*	Milacron Holdings Corp.	11,371	191,488
	Miller Industries, Inc.	1,300	40,586
*	Mistras Group, Inc.	3,322	50,362
	Mobile Mini, Inc.	6,113	207,597
	Moog, Inc., Class A	4,615	375,938
*	MRC Global, Inc.	12,769	199,707
#	MSA Safety, Inc.	4,797	505,364
	MSC Industrial Direct Co., Inc., Class A	6,274	445,768
	Mueller Industries, Inc.	10,050	303,409
	Mueller Water Products, Inc., Class A	20,822	211,760
*	MYR Group, Inc.	2,344	84,665
	Navigant Consulting, Inc.	5,929	144,430
*	Navistar International Corp.	9,648	301,404
	Nielsen Holdings P.L.C.	31,578	731,346
*	NL Industries, Inc.	7,700	39,193
#	NN, Inc.	5,147	42,257
	Nordson Corp.	7,727	1,094,607
	Norfolk Southern Corp.	12,257	2,342,558
*	Northwest Pipe Co.	1,465	34,222
*	NOW, Inc.	19,244	235,739

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NV5 Global, Inc.	1,346	$106,967
	nVent Electric P.L.C.	15,895	394,037
	Old Dominion Freight Line, Inc.	5,988	999,876
#	Omega Flex, Inc.	1,381	105,039
*	Orion Group Holdings, Inc.	3,661	14,900
	Oshkosh Corp.	9,487	792,829
	Owens Corning	15,288	886,704
	PACCAR, Inc.	35,480	2,488,567
*	PAM Transportation Services, Inc.	751	43,866
	Park Aerospace Corp.	2,637	47,967
	Parker-Hannifin Corp.	9,194	1,609,686
	Park-Ohio Holdings Corp.	1,783	54,560
*	Patrick Industries, Inc.	3,766	172,746
*	Patriot Transportation Holding, Inc.	133	2,274
	Pentair P.L.C.	18,044	700,288
*	Performant Financial Corp.	6,812	8,311
*	Perma-Pipe International Holdings, Inc.	300	2,655
*	PGT Innovations, Inc.	8,062	129,959
*	PICO Holdings, Inc.	3,320	33,499
#	Pitney Bowes, Inc.	35,018	141,823
	Powell Industries, Inc.	1,301	48,124
	Preformed Line Products Co.	889	51,358
	Primoris Services Corp.	8,827	185,014
*	Proto Labs, Inc.	2,337	243,282
#	Quad/Graphics, Inc.	7,683	86,895
	Quanex Building Products Corp.	5,988	111,497
	Quanta Services, Inc.	16,785	628,095
*	Radiant Logistics, Inc.	4,889	26,841
	Raven Industries, Inc.	4,856	175,981
*	RBC Bearings, Inc.	1,746	284,057
*	RCM Technologies, Inc.	300	990
	Regal Beloit Corp.	6,577	523,661
	Republic Services, Inc.	22,231	1,970,778
*	Resideo Technologies, Inc.	8,149	153,690
	Resources Connection, Inc.	5,098	89,725
#	REV Group, Inc.	10,564	153,917
*	Rexnord Corp.	13,889	406,809
	Robert Half International, Inc.	13,356	806,836
	Rockwell Automation, Inc.	7,273	1,169,353
#	Rollins, Inc.	10,666	357,631
	Roper Technologies, Inc.	1,858	675,662
#	RR Donnelley & Sons Co.	1,892	3,822
	Rush Enterprises, Inc., Class A	4,805	180,956
	Ryder System, Inc.	8,414	448,130
*	Saia, Inc.	4,422	337,399
	Schneider National, Inc., Class B	10,750	207,475
#	Scorpio Bulkers, Inc.	8,594	51,650
*	Sensata Technologies Holding P.L.C.	21,933	1,040,282
*	SIFCO Industries, Inc.	157	436
	Simpson Manufacturing Co., Inc.	5,786	357,343
#*	SiteOne Landscape Supply, Inc.	4,790	353,837
	SkyWest, Inc.	7,870	477,788
#	Snap-on, Inc.	3,937	600,826
	Southwest Airlines Co.	27,955	1,440,521
*	SP Plus Corp.	3,718	128,383
	Spartan Motors, Inc.	4,649	55,881
	Spirit AeroSystems Holdings, Inc., Class A	10,231	786,150
*	Spirit Airlines, Inc.	9,581	406,522
*	SPX Corp.	7,166	250,093

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SPX FLOW, Inc.	7,343	$297,832
	Standex International Corp.	1,553	109,285
	Stanley Black & Decker, Inc.	7,968	1,175,997
	Steelcase, Inc., Class A	13,557	229,249
#*	Stericycle, Inc.	8,516	391,395
*	Sterling Construction Co., Inc.	2,955	36,997
#*	Sunrun, Inc.	15,108	287,807
	Systemax, Inc.	5,216	113,187
#*	Team, Inc.	2,690	44,546
*	Teledyne Technologies, Inc.	1,813	528,091
	Tennant Co.	3,041	231,451
	Terex Corp.	9,836	299,506
	Tetra Tech, Inc.	5,408	428,314
*	Textainer Group Holdings, Ltd.	9,854	95,879
*	Thermon Group Holdings, Inc.	3,864	97,914
	Timken Co. (The)	9,088	415,412
	Titan International, Inc.	8,488	32,085
*	Titan Machinery, Inc.	4,124	85,532
	Toro Co. (The)	10,992	800,437
#*	TPI Composites, Inc.	3,818	97,626
*	TransDigm Group, Inc.	1,446	701,946
	TransUnion	7,673	635,248
#*	Trex Co., Inc.	5,729	468,346
*	TriMas Corp.	7,022	210,590
*	TriNet Group, Inc.	11,018	810,264
	Trinity Industries, Inc.	19,945	390,922
	Triton International, Ltd.	12,587	416,378
	Triumph Group, Inc.	8,322	201,642
*	TrueBlue, Inc.	6,368	125,895
#*	Tutor Perini Corp.	8,900	116,234
*	Twin Disc, Inc.	1,100	13,277
*	Ultralife Corp.	900	7,857
	UniFirst Corp.	1,551	305,345
	Union Pacific Corp.	27,184	4,891,761
*	United Airlines Holdings, Inc.	27,064	2,487,452
	United Parcel Service, Inc., Class B	23,122	2,762,385
*	United Rentals, Inc.	9,260	1,171,853
	United Technologies Corp.	26,217	3,502,591
#*	Univar, Inc.	19,239	425,567
	Universal Forest Products, Inc.	11,574	467,937
	Universal Logistics Holdings, Inc.	3,206	63,126
	US Ecology, Inc.	4,032	256,556
*	USA Truck, Inc.	905	7,349
	Valmont Industries, Inc.	2,887	397,251
*	Vectrus, Inc.	1,615	65,311
	Verisk Analytics, Inc.	7,543	1,144,424
*	Veritiv Corp.	2,207	38,446
	Viad Corp.	3,384	233,970
*	Vicor Corp.	2,134	63,081
*	Volt Information Sciences, Inc.	639	2,933
	VSE Corp.	1,308	39,188
	Wabash National Corp.	10,621	168,130
*	WABCO Holdings, Inc.	8,028	1,062,987
#	Wabtec Corp.	9,507	738,504
*	WageWorks, Inc.	3,959	202,582
	Waste Management, Inc.	17,742	2,075,814
	Watsco, Inc.	2,538	412,730
	Watts Water Technologies, Inc., Class A	3,668	340,500
#*	Welbilt, Inc.	15,412	253,065

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Werner Enterprises, Inc.	11,037	$365,877
*	Wesco Aircraft Holdings, Inc.	15,444	162,625
*	WESCO International, Inc.	7,079	359,188
*	Willdan Group, Inc.	1,339	46,838
*	Willis Lease Finance Corp.	856	53,286
#*	WillScot Corp.	12,485	198,761
	Woodward, Inc.	6,752	756,494
	WW Grainger, Inc.	4,089	1,190,022
#*	XPO Logistics, Inc.	8,157	550,434
	Xylem, Inc.	12,782	1,026,267
#*	YRC Worldwide, Inc.	2,988	9,741
TOTAL INDUSTRIALS			171,263,745
INFORMATION TECHNOLOGY — (20.6%)
#*	3D Systems Corp.	13,845	124,882
*	A10 Networks Inc.	1,700	12,886
*	Acacia Communications, Inc.	3,716	249,604
	Accenture P.L.C., Class A	24,451	4,708,774
*	ACI Worldwide, Inc.	16,717	561,023
*	Adobe, Inc.	4,495	1,343,376
	ADTRAN, Inc.	7,336	81,503
*	Advanced Energy Industries, Inc.	6,527	381,177
#*	Advanced Micro Devices, Inc.	9,466	288,240
*	Agilysys, Inc.	2,641	64,784
*	Akamai Technologies, Inc.	8,221	724,517
*	Alarm.com Holdings, Inc.	4,305	214,863
	Alliance Data Systems Corp.	6,194	971,963
*	Alpha & Omega Semiconductor, Ltd.	2,773	28,146
#*	Altair Engineering, Inc., Class A	1,366	56,839
#*	Alteryx, Inc., Class A	585	68,761
*	Ambarella, Inc.	4,675	233,516
	Amdocs, Ltd.	14,592	933,742
	American Software, Inc., Class A	2,466	32,847
*	Amkor Technology, Inc.	42,762	394,693
	Amphenol Corp., Class A	12,151	1,133,931
*	Amtech Systems, Inc.	531	3,122
	Analog Devices, Inc.	12,118	1,423,380
*	Anixter International, Inc.	5,319	342,331
*	ANSYS, Inc.	3,532	717,420
#*	Appfolio, Inc., Class A	1,797	173,500
	Apple, Inc.	200,650	42,746,476
	Applied Materials, Inc.	36,747	1,814,199
#*	Applied Optoelectronics, Inc.	1,137	11,381
*	Aquantia Corp.	2,376	31,197
*	Arista Networks, Inc.	604	165,164
*	Arlo Technologies, Inc.	6,293	27,060
*	Arrow Electronics, Inc.	10,150	736,992
*	Aspen Technology, Inc.	6,166	813,110
*	Atlassian Corp. P.L.C., Class A	969	135,776
*	Autodesk, Inc.	2,501	390,581
	Automatic Data Processing, Inc.	14,151	2,356,425
*	Avaya Holdings Corp.	16,002	192,664
*	Avid Technology, Inc.	4,744	48,626
	Avnet, Inc.	11,416	518,515
	AVX Corp.	23,635	359,961
*	Aware, Inc.	2,169	6,138
*	Axcelis Technologies, Inc.	5,425	87,071
*	AXT, Inc.	5,700	24,339
	Badger Meter, Inc.	4,929	263,652

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Bel Fuse, Inc., Class B	1,369	$22,575
	Belden, Inc.	6,061	275,533
	Benchmark Electronics, Inc.	7,549	204,276
*	Black Knight, Inc.	10,905	690,505
	Blackbaud, Inc.	4,432	403,312
	Booz Allen Hamilton Holding Corp.	15,345	1,054,969
*	Bottomline Technologies De, Inc.	2,535	106,698
	Broadcom, Inc.	10,135	2,939,049
	Broadridge Financial Solutions, Inc.	7,308	928,993
#*	BroadVision, Inc.	200	256
	Brooks Automation, Inc.	8,503	329,916
*	BSQUARE Corp.	1,400	1,764
	Cabot Microelectronics Corp.	3,811	463,608
*	CACI International, Inc., Class A	3,266	702,680
*	Cadence Design Systems, Inc.	12,785	944,939
#*	CalAmp Corp.	2,256	25,177
*	Calix, Inc.	5,648	35,469
#*	Carbonite, Inc.	3,977	71,308
*	Cardtronics P.L.C., Class A	8,186	233,137
	Cass Information Systems, Inc.	1,795	91,383
*	CCUR Holdings, Inc.	1,400	5,180
	CDK Global, Inc.	8,207	425,697
	CDW Corp.	9,329	1,102,315
*	CEVA, Inc.	3,198	88,840
*	ChannelAdvisor Corp.	1,349	12,316
*	Ciena Corp.	13,957	631,136
*	Cirrus Logic, Inc.	8,489	416,385
	Cisco Systems, Inc.	115,575	6,402,855
*	Cision, Ltd.	19,371	201,265
	Citrix Systems, Inc.	8,342	786,150
*	Clearfield, Inc.	600	7,950
#*	Cloudera, Inc.	8,911	53,288
	Cognex Corp.	5,413	238,226
	Cognizant Technology Solutions Corp., Class A	21,085	1,373,477
#*	Coherent, Inc.	2,590	359,622
	Cohu, Inc.	5,805	88,004
*	CommScope Holding Co., Inc.	20,226	288,827
	Communications Systems, Inc.	400	1,472
*	CommVault Systems, Inc.	1,529	69,478
*	Computer Task Group, Inc.	1,668	7,339
	Comtech Telecommunications Corp.	4,246	126,361
*	Conduent, Inc.	30,112	274,019
*	Control4 Corp.	2,838	67,857
*	CoreLogic, Inc.	12,654	576,643
*	Cornerstone OnDemand Inc.	364	21,549
*	Coupa Software, Inc.	863	117,118
*	Cray, Inc.	5,378	186,294
*	Cree, Inc.	13,221	822,082
	CSG Systems International, Inc.	5,276	270,342
	CTS Corp.	5,074	159,932
*	CyberOptics Corp.	1,062	14,284
	Cypress Semiconductor Corp.	39,541	908,257
	Daktronics, Inc.	6,045	38,325
*	Dell Technologies, Class C	4,610	266,181
#*	Diebold Nixdorf, Inc.	7,621	106,008
*	Digi International, Inc.	3,785	49,697
*	Diodes, Inc.	7,824	333,302
	Dolby Laboratories, Inc., Class A	5,762	392,392
*	Dropbox, Inc., Class A	2,397	56,473

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	DSP Group, Inc.	4,082	$65,802
	DXC Technology Co.	25,421	1,417,729
#	Ebix, Inc.	4,651	214,086
*	EchoStar Corp., Class A	5,493	250,041
*	EMCORE Corp.	2,998	8,934
*	Endurance International Group Holdings, Inc.	19,562	92,724
	Entegris, Inc.	21,829	949,780
*	Envestnet, Inc.	2,507	179,025
*	EPAM Systems, Inc.	2,074	401,920
*	ePlus, Inc.	2,309	175,253
*	Euronet Worldwide, Inc.	4,793	747,277
	EVERTEC, Inc.	9,562	306,175
*	ExlService Holdings, Inc.	4,954	340,786
*	F5 Networks, Inc.	3,930	576,610
*	Fabrinet	4,857	260,724
*	Fair Isaac Corp.	3,113	1,081,518
*	FARO Technologies, Inc.	2,355	125,733
	Fidelity National Information Services, Inc.	16,761	2,233,445
*	Finisar Corp.	22,305	524,837
*	First Solar, Inc.	11,159	719,644
#*	Fiserv, Inc.	25,773	2,717,231
#*	Fitbit, Inc., Class A	26,095	109,599
*	FleetCor Technologies, Inc.	6,169	1,753,045
*	Flex, Ltd.	65,335	728,485
	FLIR Systems, Inc.	14,873	738,593
*	FormFactor, Inc.	10,578	177,499
*	Fortinet, Inc.	5,439	436,806
*	Frequency Electronics, Inc.	400	4,664
*	Gartner, Inc.	3,950	550,354
	Genpact, Ltd.	24,362	966,684
	Global Payments, Inc.	7,704	1,293,656
*	Globant SA	3,400	360,400
*	GoDaddy, Inc., Class A	5,914	433,969
*	GSI Technology, Inc.	1,378	11,327
#*	GTT Communications, Inc.	7,469	90,375
*	Guidewire Software, Inc.	2,710	276,637
	Hackett Group, Inc. (The)	7,650	125,613
*	Harmonic, Inc.	12,292	91,821
	Hewlett Packard Enterprise Co.	99,939	1,436,123
	HP, Inc.	20,182	424,629
*	HubSpot, Inc.	762	136,185
*	Ichor Holdings, Ltd.	4,545	114,579
#*	ID Systems, Inc.	100	613
#*	II-VI, Inc.	8,512	337,926
#*	Immersion Corp.	4,084	32,835
#*	Infinera Corp.	27,543	106,316
#*	Inphi Corp.	1,905	114,700
*	Insight Enterprises, Inc.	5,305	291,881
	Intel Corp.	240,711	12,167,941
	InterDigital, Inc.	4,536	292,254
#*	Internap Corp.	2,275	6,780
	International Business Machines Corp.	38,332	5,682,336
	Intuit, Inc.	7,618	2,112,548
#*	IPG Photonics Corp.	3,408	446,482
*	Itron, Inc.	5,664	351,168
#	j2 Global, Inc.	7,345	654,366
	Jabil, Inc.	24,596	759,524
	Jack Henry & Associates, Inc.	3,250	454,025
	Juniper Networks, Inc.	16,523	446,451

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KBR, Inc.	22,339	$589,303
	KEMET Corp.	9,197	185,044
*	Key Tronic Corp.	700	3,451
*	Keysight Technologies, Inc.	11,453	1,025,273
*	Kimball Electronics, Inc.	4,412	70,151
	KLA Corp.	13,071	1,781,839
*	Knowles Corp.	13,964	284,167
*	Kopin Corp.	8,422	9,770
	Kulicke & Soffa Industries, Inc.	10,024	226,843
*	KVH Industries, Inc.	2,284	23,068
	Lam Research Corp.	12,865	2,683,768
*	Lattice Semiconductor Corp.	13,214	255,559
*	Limelight Networks, Inc.	10,418	28,233
	Littelfuse, Inc.	2,767	467,512
*	LiveRamp Holdings, Inc.	9,016	475,053
	LogMeIn, Inc.	7,911	600,999
#*	Lumentum Holdings, Inc.	7,258	411,021
#*	MACOM Technology Solutions Holdings, Inc.	9,413	184,683
#*	MagnaChip Semiconductor Corp.	3,475	38,399
*	Manhattan Associates, Inc.	7,823	664,877
#	Marvell Technology Group, Ltd.	31,228	820,047
	Mastercard, Inc., Class A	31,540	8,587,396
	Maxim Integrated Products, Inc.	15,883	940,115
	MAXIMUS, Inc.	8,637	634,906
#*	MaxLinear, Inc.	9,372	205,997
	Methode Electronics, Inc.	6,969	208,722
#	Microchip Technology, Inc.	12,134	1,145,692
*	Micron Technology, Inc.	62,336	2,798,263
	Microsoft Corp.	248,829	33,907,928
*	MicroStrategy, Inc., Class A	1,129	154,368
*	Mimecast, Ltd.	1,199	57,072
	MKS Instruments, Inc.	8,036	684,105
#*	MongoDB, Inc.	399	57,145
	Monolithic Power Systems, Inc.	2,213	327,878
	Monotype Imaging Holdings, Inc.	4,924	98,332
	Motorola Solutions, Inc.	4,588	761,424
	MTS Systems Corp.	2,499	143,992
*	Nanometrics, Inc.	3,351	105,154
*	Napco Security Technologies, Inc.	990	28,661
	National Instruments Corp.	10,494	438,229
*	NCR Corp.	15,375	519,829
*	NeoPhotonics Corp.	3,479	15,969
	NetApp, Inc.	15,602	912,561
*	NETGEAR, Inc.	5,417	183,365
*	Netscout Systems, Inc.	11,956	311,334
*	New Relic, Inc.	959	89,350
	NIC, Inc.	9,323	169,119
*	Novanta, Inc.	4,833	406,407
*	Nuance Communications, Inc.	25,908	431,109
#*	Nutanix, Inc., Class A	974	22,110
	NVE Corp.	473	31,795
	NVIDIA Corp.	13,439	2,267,428
*	Okta, Inc.	1,408	184,209
*	ON Semiconductor Corp.	29,280	629,813
*	OneSpan, Inc.	4,122	60,264
	Oracle Corp.	94,457	5,317,929
*	OSI Systems, Inc.	2,831	318,657
*	Palo Alto Networks, Inc.	658	149,063
#*	PAR Technology Corp.	700	18,193

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Paychex, Inc.	11,692	$971,021
*	Paycom Software, Inc.	3,694	889,331
*	Paylocity Holding Corp.	1,671	170,592
*	PayPal Holdings, Inc.	10,382	1,146,173
	PC Connection, Inc.	4,626	151,316
*	PCM, Inc.	1,200	41,796
	PC-Tel, Inc.	700	3,234
#*	PDF Solutions, Inc.	3,755	50,129
	Pegasystems, Inc.	1,997	150,973
*	Perceptron, Inc.	800	3,352
*	Perficient, Inc.	5,213	178,128
	Perspecta, Inc.	24,797	578,514
*	PFSweb, Inc.	1,937	7,128
*	Photronics, Inc.	9,051	87,161
#*	Pivotal Software, Inc., Class A	5,539	52,510
	Plantronics, Inc.	5,655	217,152
*	Plexus Corp.	4,564	272,516
	Power Integrations, Inc.	3,306	301,077
	Presidio, Inc.	9,884	138,376
*	PRGX Global, Inc.	2,000	11,220
	Progress Software Corp.	5,856	253,506
*	Proofpoint, Inc.	880	111,056
*	PTC, Inc.	633	42,905
#*	Pure Storage, Inc., Class A	6,614	100,136
	QAD, Inc., Class A	1,197	51,639
	QAD, Inc., Class B	160	5,282
*	Qorvo, Inc.	5,818	426,401
	QUALCOMM, Inc.	39,522	2,891,430
*	Qualys, Inc.	3,354	290,322
*	Rambus, Inc.	17,769	221,402
*	RealNetworks, Inc.	4,961	7,640
*	RealPage, Inc.	4,304	268,914
*	Ribbon Communications, Inc.	13,426	66,056
	Richardson Electronics, Ltd.	900	5,103
*	RingCentral, Inc., Class A	851	120,825
*	Rogers Corp.	1,882	298,598
*	Rudolph Technologies, Inc.	5,748	154,736
	Sabre Corp.	34,255	805,335
*	salesforce.com, Inc.	5,143	794,594
*	Sanmina Corp.	10,807	343,122
	Sapiens International Corp. NV	5,133	82,590
*	ScanSource, Inc.	4,044	137,294
	Science Applications International Corp.	6,654	568,052
	Seagate Technology P.L.C.	21,865	1,012,568
*	Semtech Corp.	6,025	318,542
*	ServiceNow, Inc.	712	197,502
*	ServiceSource International, Inc.	4,300	3,870
*	Silicon Laboratories, Inc.	3,027	339,660
	Skyworks Solutions, Inc.	12,725	1,085,188
#*	SMART Global Holdings, Inc.	3,473	105,718
#*	SMTC Corp.	1,644	6,469
#*	SolarEdge Technologies, Inc.	8,198	534,756
*	Splunk, Inc.	1,083	146,541
*	SPS Commerce, Inc.	1,207	134,979
*	Square, Inc., Class A	1,700	136,697
	SS&C Technologies Holdings, Inc.	11,971	574,009
*	StarTek, Inc.	2,316	15,540
#*	Stratasys, Ltd.	9,417	262,640
*	Super Micro Computer, Inc.	7,085	129,726

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sykes Enterprises, Inc.	8,051	$227,763
	Symantec Corp.	12,414	267,646
#*	Synaptics, Inc.	5,180	166,692
*	Synchronoss Technologies, Inc.	4,424	35,790
	SYNNEX Corp.	6,842	674,211
*	Synopsys, Inc.	5,499	730,047
*	Tableau Software, Inc., Class A	1,397	236,833
	TE Connectivity, Ltd.	15,525	1,434,510
*	Tech Data Corp.	6,512	659,926
*	Telaria, Inc.	5,147	41,691
*	Telenav, Inc.	4,400	41,492
*	Teradata Corp.	10,594	387,952
	Teradyne, Inc.	21,941	1,222,772
	TESSCO Technologies, Inc.	672	9,892
	Texas Instruments, Inc.	36,031	4,504,235
	TiVo Corp.	14,680	111,274
	Total System Services, Inc.	10,273	1,394,252
#*	Trade Desk, Inc. (The), Class A	2,206	580,862
	TransAct Technologies, Inc.	400	4,784
*	Trimble, Inc.	10,463	442,166
	TTEC Holdings, Inc.	7,261	340,686
#*	TTM Technologies, Inc.	19,870	207,840
#*	Twilio, Inc., Class A	2,226	309,659
*	Tyler Technologies, Inc.	1,178	274,886
#	Ubiquiti Networks, Inc.	2,983	384,002
#*	Ultra Clean Holdings, Inc.	5,638	82,258
#*	Unisys Corp.	6,481	80,300
	Universal Display Corp.	3,472	732,870
*	Upland Software, Inc.	318	13,989
*	Veeco Instruments, Inc.	7,204	85,800
*	Verint Systems, Inc.	6,720	388,886
*	VeriSign, Inc.	3,455	729,316
	Versum Materials, Inc.	15,323	796,490
#*	ViaSat, Inc.	5,754	469,469
*	Viavi Solutions, Inc.	18,540	271,982
*	Virtusa Corp.	3,383	151,152
#	Visa, Inc., Class A	38,166	6,793,548
	Vishay Intertechnology, Inc.	22,767	387,039
*	Vishay Precision Group, Inc.	793	32,307
	VMware, Inc., Class A	1,396	243,588
	Wayside Technology Group, Inc.	200	2,256
	Western Digital Corp.	18,191	980,313
	Western Union Co. (The)	28,699	602,679
*	WEX, Inc.	4,711	1,027,328
*	Workday, Inc., Class A	696	139,186
	Xerox Corp.	14,860	477,006
	Xilinx, Inc.	10,402	1,188,012
	Xperi Corp.	6,862	146,504
*	Zebra Technologies Corp., Class A	4,608	971,781
#*	Zendesk, Inc.	863	72,112
*	Zix Corp.	5,219	47,545
TOTAL INFORMATION TECHNOLOGY			265,011,659
MATERIALS — (4.6%)
*	AdvanSix, Inc.	5,953	152,635
#*	AgroFresh Solutions, Inc.	3,300	4,917
	Air Products & Chemicals, Inc.	5,008	1,143,176
#*	AK Steel Holding Corp.	49,152	138,609
#	Albemarle Corp.	12,823	935,566

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Alcoa Corp.	22,972	$516,640
#*	Allegheny Technologies, Inc.	20,116	437,925
*	Amcor, PLC	74,077	785,216
	American Vanguard Corp.	4,707	67,216
*	Ampco-Pittsburgh Corp.	1,853	6,708
	AptarGroup, Inc.	8,090	979,052
	Ashland Global Holdings, Inc.	6,710	533,311
	Avery Dennison Corp.	8,618	989,950
*	Axalta Coating Systems, Ltd.	33,036	978,857
	Balchem Corp.	3,382	347,128
	Ball Corp.	23,749	1,697,579
*	Berry Global Group, Inc.	18,531	834,822
	Boise Cascade Co.	6,896	186,192
	Cabot Corp.	7,933	354,764
	Carpenter Technology Corp.	7,820	351,978
	Celanese Corp.	12,318	1,381,710
*	Century Aluminum Co.	13,837	99,488
	CF Industries Holdings, Inc.	11,708	580,248
	Chase Corp.	1,440	149,155
	Chemours Co. (The)	19,641	374,554
*	Clearwater Paper Corp.	3,333	65,427
#	Cleveland-Cliffs, Inc.	36,208	385,977
*	Coeur Mining, Inc.	38,110	175,306
	Commercial Metals Co.	18,623	326,089
#	Compass Minerals International, Inc.	5,350	298,797
*	Core Molding Technologies, Inc.	1,483	9,862
*	Corteva, Inc.	20,130	593,835
*	Crown Holdings, Inc.	15,246	975,896
	Domtar Corp.	9,965	423,014
*	Dow, Inc.	25,569	1,238,562
	DuPont de Nemours, Inc.	20,130	1,452,581
	Eagle Materials, Inc.	5,490	454,462
	Eastman Chemical Co.	9,863	743,177
	Ecolab, Inc.	4,440	895,681
*	Element Solutions, Inc.	41,494	415,770
*	Ferro Corp.	15,399	226,827
	Ferroglobe P.L.C.	28,473	42,994
#*	Flotek Industries, Inc.	9,677	29,708
	FMC Corp.	9,353	808,286
	Freeport-McMoRan, Inc.	102,983	1,138,992
	Friedman Industries, Inc.	400	2,472
	FutureFuel Corp.	5,733	66,789
*	GCP Applied Technologies, Inc.	11,750	258,852
	Gold Resource Corp.	7,506	26,947
	Graphic Packaging Holding Co.	45,360	674,050
	Greif, Inc., Class A	5,069	177,212
	Greif, Inc., Class B	1,804	77,572
	Hawkins, Inc.	1,749	76,379
	Haynes International, Inc.	2,316	68,924
	HB Fuller Co.	7,056	337,347
#	Hecla Mining Co.	75,093	138,922
	Huntsman Corp.	35,873	737,190
*	Ingevity Corp.	4,396	433,182
	Innophos Holdings, Inc.	2,975	80,831
	Innospec, Inc.	3,417	319,079
#	International Flavors & Fragrances, Inc.	5,052	727,437
	International Paper Co.	40,692	1,786,786
*	Intrepid Potash, Inc.	24,709	92,412
	Kaiser Aluminum Corp.	1,125	108,304

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Koppers Holdings, Inc.	2,199	$60,033
*	Kraton Corp.	5,299	162,520
#	Kronos Worldwide, Inc.	11,641	156,106
	Linde P.L.C.	8,966	1,715,016
#*	Livent Corp.	9,872	63,576
	Louisiana-Pacific Corp.	18,963	495,693
*	LSB Industries, Inc.	2,432	12,136
	LyondellBasell Industries NV, Class A	17,399	1,456,122
	Martin Marietta Materials, Inc.	3,289	814,850
	Materion Corp.	2,606	161,911
	Mercer International, Inc.	9,632	125,505
	Minerals Technologies, Inc.	5,497	292,715
	Mosaic Co. (The)	21,325	537,177
	Myers Industries, Inc.	2,822	45,632
	Neenah, Inc.	3,401	223,480
	NewMarket Corp.	760	320,424
	Newmont Goldcorp Corp.	39,468	1,441,371
	Nexa Resources SA	6,988	57,581
	Nucor Corp.	24,867	1,352,267
	Olympic Steel, Inc.	1,248	15,700
*	OMNOVA Solutions, Inc.	6,502	64,695
	Owens-Illinois, Inc.	24,514	416,003
	Packaging Corp. of America	9,677	977,087
	PH Glatfelter Co.	8,364	136,500
	PolyOne Corp.	11,954	391,733
	PPG Industries, Inc.	22,966	2,695,979
*	PQ Group Holdings, Inc.	800	12,472
	Quaker Chemical Corp.	1,334	249,978
#	Rayonier Advanced Materials, Inc.	9,093	42,282
	Reliance Steel & Aluminum Co.	7,877	787,306
	Resolute Forest Products, Inc.	12,875	78,538
	Royal Gold, Inc.	5,963	682,465
	RPM International, Inc.	17,354	1,177,122
*	Ryerson Holding Corp.	2,729	22,269
	Schnitzer Steel Industries, Inc., Class A	3,400	90,542
#	Scotts Miracle-Gro Co. (The)	5,681	637,295
	Sealed Air Corp.	10,249	428,306
#	Sensient Technologies Corp.	7,028	479,099
	Sherwin-Williams Co. (The)	1,537	788,542
	Silgan Holdings, Inc.	18,127	544,898
	Sonoco Products Co.	13,576	814,967
	Southern Copper Corp.	2,905	103,970
	Steel Dynamics, Inc.	34,141	1,075,783
	Stepan Co.	3,841	380,835
#*	Summit Materials, Inc., Class A	19,243	354,841
*	SunCoke Energy, Inc.	13,379	101,547
	Synalloy Corp.	498	8,456
	Tecnoglass, Inc.	6,128	43,631
#*	TimkenSteel Corp.	6,176	43,170
*	Trecora Resources	2,437	23,127
	Tredegar Corp.	4,800	80,016
	Trinseo SA	6,272	243,416
*	Tronox Holdings P.L.C., Class A	12,211	135,054
*	UFP Technologies, Inc.	1,356	59,067
	United States Lime & Minerals, Inc.	600	48,528
#	United States Steel Corp.	29,019	436,156
*	Universal Stainless & Alloy Products, Inc.	900	14,562
#*	US Concrete, Inc.	2,301	108,354
	Valvoline, Inc.	18,327	370,022

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Venator Materials P.L.C	14,175	$54,290
*	Verso Corp., Class A	6,331	102,436
	Vulcan Materials Co.	6,953	961,948
	Warrior Met Coal, Inc.	9,650	238,741
	Westlake Chemical Corp.	7,133	481,977
	WestRock Co.	16,679	601,278
	Worthington Industries, Inc.	8,015	322,363
#	WR Grace & Co.	6,853	464,702
TOTAL MATERIALS			58,805,489
REAL ESTATE — (0.4%)
	Alexander & Baldwin, Inc.	4,320	101,563
*	Altisource Portfolio Solutions SA	1,456	30,576
*	CBRE Group, Inc., Class A	23,898	1,266,833
	Consolidated-Tomoka Land Co.	400	25,088
*	Five Point Holdings LLC, Class A	3,432	26,804
#*	Forestar Group, Inc.	3,014	62,269
*	FRP Holdings, Inc.	1,450	71,891
	Griffin Industrial Realty, Inc.	375	14,573
*	Howard Hughes Corp. (The)	4,563	616,005
	Jones Lang LaSalle, Inc.	6,012	875,888
#	Kennedy-Wilson Holdings, Inc.	17,337	373,092
*	Marcus & Millichap, Inc.	7,113	236,152
	Newmark Group, Inc., Class A	22,861	225,409
*	Rafael Holdings, Inc., Class B	1,879	38,895
	RE/MAX Holdings, Inc., Class A	3,265	94,946
#	Realogy Holdings Corp.	21,100	109,931
	RMR Group, Inc. (The), Class A	2,582	127,138
#*	St Joe Co. (The)	9,888	190,245
*	Stratus Properties, Inc.	889	25,088
*	Tejon Ranch Co.	3,235	59,945
TOTAL REAL ESTATE			4,572,331
UTILITIES — (2.1%)
	AES Corp.	25,282	424,485
	ALLETE, Inc.	3,527	306,673
	Alliant Energy Corp.	7,185	355,945
	Ameren Corp.	6,748	510,756
	American Electric Power Co., Inc.	6,317	554,696
	American States Water Co.	4,161	322,353
	American Water Works Co., Inc.	5,223	599,496
	Aqua America, Inc.	8,896	373,187
*	AquaVenture Holdings, Ltd.	3,728	64,233
	Artesian Resources Corp., Class A	900	32,382
#*	Atlantic Power Corp.	16,242	38,818
	Atlantica Yield P.L.C.	10,848	251,565
	Atmos Energy Corp.	4,318	470,835
#	Avangrid, Inc.	3,794	191,787
	Avista Corp.	6,403	294,730
	Black Hills Corp.	3,864	305,836
#	California Water Service Group	4,692	250,506
	CenterPoint Energy, Inc.	13,373	387,951
	Chesapeake Utilities Corp.	1,966	183,742
	Clearway Energy, Inc., Class A	4,404	75,617
	Clearway Energy, Inc., Class C	7,141	128,681
	CMS Energy Corp.	7,872	458,308
	Connecticut Water Service, Inc.	1,346	94,085
	Consolidated Edison, Inc.	4,473	380,026

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Consolidated Water Co., Ltd.	959	$13,455
	Dominion Energy, Inc.	10,615	788,588
	DTE Energy Co.	4,978	632,754
	Duke Energy Corp.	9,590	831,645
	Edison International	8,988	669,965
	El Paso Electric Co.	4,149	274,913
	Entergy Corp.	6,026	636,466
	Evergy, Inc.	9,451	571,691
	Eversource Energy	8,746	663,471
	Exelon Corp.	12,417	559,510
#	FirstEnergy Corp.	14,192	624,022
#	Genie Energy, Ltd., Class B	1,601	17,643
#	Hawaiian Electric Industries, Inc.	7,563	338,822
	IDACORP, Inc.	3,564	363,742
	MDU Resources Group, Inc.	21,189	566,594
	MGE Energy, Inc.	3,981	295,191
	Middlesex Water Co.	2,438	152,692
#	National Fuel Gas Co.	5,754	274,696
	New Jersey Resources Corp.	9,580	477,755
	NextEra Energy, Inc.	6,131	1,270,159
#	NiSource, Inc.	13,217	392,413
	Northwest Natural Holding Co.	2,744	195,976
	NorthWestern Corp.	4,909	343,237
	NRG Energy, Inc.	10,648	363,523
	OGE Energy Corp.	8,740	375,383
	ONE Gas, Inc.	3,622	330,254
	Ormat Technologies, Inc.	6,540	428,697
	Otter Tail Corp.	5,140	274,373
	Pattern Energy Group, Inc., Class A	9,652	221,320
#*	PG&E Corp.	8,497	154,051
	Pinnacle West Capital Corp.	4,285	390,878
	PNM Resources, Inc.	7,757	385,290
	Portland General Electric Co.	5,879	322,463
	PPL Corp.	18,647	552,511
	Public Service Enterprise Group, Inc.	6,646	379,819
	RGC Resources, Inc.	150	4,317
#	Sempra Energy	3,598	487,277
	SJW Group	2,694	174,814
#	South Jersey Industries, Inc.	8,752	298,006
	Southern Co. (The)	13,331	749,202
	Southwest Gas Holdings, Inc.	3,399	302,205
#	Spark Energy, Inc., Class A	1,000	10,940
	Spire, Inc.	5,562	458,364
	TerraForm Power, Inc., Class A	2,817	43,410
	UGI Corp.	6,466	330,348
	Unitil Corp.	1,532	89,729
	Vistra Energy Corp.	32,855	705,068
	WEC Energy Group, Inc.	8,919	762,218
	Xcel Energy, Inc.	6,589	392,770
	York Water Co. (The)	1,162	41,797
TOTAL UTILITIES			27,041,120
TOTAL COMMON STOCKS			1,220,710,011
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	1,025	27,101
TOTAL INVESTMENT SECURITIES			1,220,737,112

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	3,227,237	$3,227,237
SECURITIES LENDING COLLATERAL — (4.9%)
@§	DFA Short Term Investment Fund	5,451,724	63,081,902
TOTAL INVESTMENTS — (100.0%)
(Cost $923,744,227)^^			$1,287,046,251
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$105,994,134	—	—	$105,994,134
Consumer Discretionary	159,608,869	$535	—	159,609,404
Consumer Staples	55,906,453	—	—	55,906,453
Energy	72,824,238	—	—	72,824,238
Financials	220,648,413	790	—	220,649,203
Health Care	79,032,235	—	—	79,032,235
Industrials	171,263,745	—	—	171,263,745
Information Technology	265,011,659	—	—	265,011,659
Materials	58,805,489	—	—	58,805,489
Real Estate	4,572,331	—	—	4,572,331
Utilities	27,041,120	—	—	27,041,120
Preferred Stocks
Communication Services	27,101	—	—	27,101
Temporary Cash Investments	3,227,237	—	—	3,227,237
Securities Lending Collateral	—	63,081,902	—	63,081,902
TOTAL	$1,223,963,024	$63,083,227	—	$1,287,046,251

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.8%)
COMMUNICATION SERVICES — (9.4%)
	A.H. Belo Corp., Class A	200	$738
	Activision Blizzard, Inc.	31,972	1,558,315
*	Alphabet, Inc., Class A	16,810	20,477,942
*	Alphabet, Inc., Class C	17,536	21,335,700
*	Altice USA, Inc., Class A	80,440	2,076,156
#	AMC Entertainment Holdings, Inc., Class A	7,693	91,008
*	AMC Networks, Inc., Class A	8,450	451,061
#*	ANGI Homeservices, Inc., Class A	9,304	128,860
	AT&T, Inc.	269,519	9,177,122
	ATN International, Inc.	3,315	186,535
#*	AutoWeb, Inc.	864	2,955
*	Ballantyne Strong, Inc.	1,448	4,098
	Beasley Broadcast Group, Inc., Class A	1,101	3,578
*	Boingo Wireless, Inc.	8,699	130,659
	Cable One, Inc.	1,065	1,295,892
*	Care.com, Inc.	3,200	35,072
#*	Cargurus, Inc.	3,500	130,445
#*	Cars.com, Inc.	16,889	320,891
	CBS Corp., Class A	482	24,813
	CBS Corp., Class B	37,559	1,934,664
*	Central European Media Enterprises, Ltd., Class A	13,095	61,547
*	Charter Communications, Inc., Class A	13,951	5,376,436
*	Cincinnati Bell, Inc.	6,277	23,978
#	Cinemark Holdings, Inc.	26,577	1,060,954
#*	Clear Channel Outdoor Holdings, Inc.	6,385	19,347
	Cogent Communications Holdings, Inc.	5,178	326,266
	Comcast Corp., Class A	365,646	15,784,938
#*	comScore, Inc.	6,024	19,879
#	Consolidated Communications Holdings, Inc.	14,002	65,949
#*	Daily Journal Corp.	490	121,569
*	DHI Group, Inc.	2,357	8,674
#*	Discovery, Inc., Class A	23,887	724,015
*	Discovery, Inc., Class C	48,111	1,358,655
*	DISH Network Corp., Class A	37,148	1,257,831
*	Electronic Arts, Inc.	20,955	1,938,337
	Emerald Expositions Events, Inc.	2,613	27,855
#	Entercom Communications Corp., Class A	25,371	144,107
	Entravision Communications Corp., Class A	13,516	44,062
	EW Scripps Co. (The), Class A	22,068	338,302
*	Facebook, Inc., Class A	138,982	26,994,474
	Fox Corp., Class A	37,861	1,412,973
*	Fox Corp., Class B	14,944	555,917
#*	Frontier Communications Corp.	5,677	7,494
#	Gannett Co., Inc.	19,028	195,037
*	GCI Liberty, Inc., Class A	9,281	554,354
*	Gray Television, Inc.	31,074	551,564
*	Hemisphere Media Group, Inc.	1,000	12,310
*	IAC/InterActiveCorp	4,396	1,050,864
*	IDT Corp., Class B	3,461	35,164
*	IMAX Corp.	7,797	171,144
#*	Intelsat SA	24,213	548,182
	Interpublic Group of Cos., Inc. (The)	110,236	2,526,609
*	Iridium Communications, Inc.	18,004	458,022
	John Wiley & Sons, Inc., Class A	14,877	677,052

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc., Class B	200	$9,270
*	Liberty Broadband Corp., Class A	3,089	303,309
*	Liberty Broadband Corp., Class C	16,216	1,613,654
*	Liberty Latin America, Ltd., Class A	12,581	206,203
*	Liberty Latin America, Ltd., Class C	22,922	375,921
*	Liberty Media Corp.-Liberty Braves, Class A	527	15,230
*	Liberty Media Corp.-Liberty Braves, Class C	2,304	66,286
#*	Liberty Media Corp.-Liberty Formula One, Class A	5,918	221,807
*	Liberty Media Corp.-Liberty Formula One, Class C	33,756	1,329,311
*	Liberty Media Corp.-Liberty SiriusXM, Class A	12,015	500,184
*	Liberty Media Corp.-Liberty SiriusXM, Class C	20,253	847,791
*	Liberty TripAdvisor Holdings, Inc., Class A	16,746	193,416
#	Lions Gate Entertainment Corp., Class A	17,848	230,418
	Lions Gate Entertainment Corp., Class B	19,968	243,410
*	Live Nation Entertainment, Inc.	15,895	1,145,394
*	Loral Space & Communications, Inc.	400	14,716
*	Madison Square Garden Co. (The), Class A	2,970	861,419
*	Marchex, Inc., Class B	2,015	8,765
#	Match Group, Inc.	7,675	577,851
*	Meet Group, Inc. (The)	25,182	86,626
#	Meredith Corp.	10,660	584,808
*	MSG Networks, Inc., Class A	12,712	241,401
	National CineMedia, Inc.	21,103	150,253
*	Netflix, Inc.	16,334	5,275,719
	New Media Investment Group, Inc.	11,046	118,965
#	New York Times Co. (The), Class A	32,700	1,166,736
	News Corp., Class A	60,860	800,918
	News Corp., Class B	19,684	264,947
#	Nexstar Media Group, Inc., Class A	16,250	1,653,763
#	Omnicom Group, Inc.	34,929	2,802,004
#*	ORBCOMM, Inc.	7,866	46,095
*	pdvWireless, Inc.	1,027	45,691
#*	QuinStreet, Inc.	6,800	110,772
*	Reading International, Inc., Class A	1,600	20,880
*	Rosetta Stone, Inc.	3,020	69,339
	Saga Communications, Inc., Class A	369	11,520
	Salem Media Group, Inc.	1,000	2,080
	Scholastic Corp.	9,232	315,457
	Shenandoah Telecommunications Co.	9,287	365,536
	Sinclair Broadcast Group, Inc., Class A	25,691	1,290,973
#	Sirius XM Holdings, Inc.	215,617	1,349,762
#*	Snap, Inc., Class A	16,407	275,638
	Spok Holdings, Inc.	3,028	39,334
#*	Sprint Corp.	80,731	591,758
*	Take-Two Interactive Software, Inc.	5,546	679,496
*	TechTarget, Inc.	6,809	156,743
	TEGNA, Inc.	75,013	1,139,447
	Telephone & Data Systems, Inc.	12,956	418,997
	Townsquare Media, Inc., Class A	1,134	6,112
#*	Travelzoo	800	10,064
	Tribune Media Co., Class A	5,261	244,479
	Tribune Publishing Co.	12,777	105,666
#*	TripAdvisor, Inc.	17,169	758,011
*	TrueCar Inc.	15,836	80,447
*	Twitter, Inc.	44,894	1,899,465
*	United States Cellular Corp.	6,027	288,633
	Verizon Communications, Inc.	312,629	17,279,005
#	Viacom, Inc., Class A	2,977	104,076
	Viacom, Inc., Class B	89,237	2,708,343

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Vonage Holdings Corp.	25,042	$310,521
	Walt Disney Co. (The)	89,282	12,768,219
#	World Wrestling Entertainment, Inc., Class A	5,014	364,919
#*	Yelp, Inc.	17,922	628,166
*	Zayo Group Holdings, Inc.	34,820	1,174,479
*	Zedge, Inc., Class B	894	1,439
#*	Zillow Group, Inc., Class A	8,969	447,015
#*	Zillow Group, Inc., Class C	25,076	1,252,797
*	Zynga, Inc., Class A	196,626	1,254,474
TOTAL COMMUNICATION SERVICES			194,346,708
CONSUMER DISCRETIONARY — (13.2%)
*	1-800-Flowers.com, Inc., Class A	4,534	88,776
	Aaron's, Inc.	12,130	764,796
#	Abercrombie & Fitch Co., Class A	14,943	282,871
	Acushnet Holdings Corp.	12,965	331,385
#	Adient P.L.C.	6,701	159,149
*	Adtalem Global Education, Inc.	43	2,037
	Advance Auto Parts, Inc.	6,782	1,021,640
*	Amazon.com, Inc.	38,076	71,079,515
*	American Axle & Manufacturing Holdings, Inc.	12,278	148,195
	American Eagle Outfitters, Inc.	39,731	702,841
*	America's Car-Mart, Inc.	715	64,464
	Aptiv P.L.C.	24,263	2,126,652
	Aramark	28,742	1,040,173
	Ark Restaurants Corp.	500	9,635
#*	Asbury Automotive Group, Inc.	5,471	503,770
#*	Ascena Retail Group, Inc.	65,128	28,930
#*	At Home Group, Inc.	10,212	61,170
#	Autoliv, Inc.	18,376	1,325,828
*	AutoNation, Inc.	14,145	688,579
*	AutoZone, Inc.	1,691	1,899,061
*	Barnes & Noble Education, Inc.	9,131	31,958
	Barnes & Noble, Inc.	12,778	83,313
	Bassett Furniture Industries, Inc.	1,000	12,780
*	Beazer Homes USA, Inc.	6,286	73,672
#	Bed Bath & Beyond, Inc.	36,482	354,240
	Best Buy Co., Inc.	30,973	2,370,364
#	Big 5 Sporting Goods Corp.	2,727	5,808
	Big Lots, Inc.	6,998	179,149
*	Biglari Holdings, Inc., Class A	11	5,027
*	Biglari Holdings, Inc., Class B	112	10,170
	BJ's Restaurants, Inc.	3,275	130,017
	Bloomin' Brands, Inc.	11,210	190,906
*	Booking Holdings, Inc.	3,545	6,688,032
#*	Boot Barn Holdings, Inc.	4,889	152,977
	BorgWarner, Inc.	40,447	1,528,897
	Bowl America, Inc., Class A	348	5,422
*	Bright Horizons Family Solutions, Inc.	208	31,631
#	Brinker International, Inc.	4,620	184,107
	Brunswick Corp.	16,610	816,548
#	Buckle, Inc. (The)	733	14,917
*	Build-A-Bear Workshop, Inc.	1,300	5,551
*	Burlington Stores, Inc.	6,286	1,136,194
	Caleres, Inc.	8,038	150,954
	Callaway Golf Co.	17,312	317,502
*	Capri Holdings, Ltd.	32,974	1,173,545
#*	CarMax, Inc.	20,803	1,825,671
*	Carrols Restaurant Group, Inc.	4,467	41,632

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Carter's, Inc.	9,263	$861,644
#*	Carvana Co.	1,415	89,937
	Cato Corp. (The), Class A	5,374	77,224
*	Cavco Industries, Inc.	2,078	368,533
*	Century Casinos, Inc.	1,500	14,805
#*	Century Communities, Inc.	7,845	216,287
#	Cheesecake Factory, Inc. (The)	4,899	211,049
	Chico's FAS, Inc.	29,010	92,542
#	Children's Place, Inc. (The)	2,987	291,740
*	Chipotle Mexican Grill, Inc.	1,341	1,066,806
#	Churchill Downs, Inc.	2,595	310,492
*	Chuy's Holdings, Inc.	1,407	33,276
	Citi Trends, Inc.	2,012	30,884
	Collectors Universe, Inc.	906	21,481
	Columbia Sportswear Co.	11,739	1,244,099
#*	Conn's, Inc.	3,963	82,430
*	Cooper-Standard Holdings, Inc.	2,124	105,096
#	Cracker Barrel Old Country Store, Inc.	2,888	501,674
*	Crocs, Inc.	9,512	217,349
	CSS Industries, Inc.	242	1,241
	Culp, Inc.	882	15,850
	Dana, Inc.	20,677	345,513
#	Dave & Buster's Entertainment, Inc.	4,447	180,771
*	Deckers Outdoor Corp.	6,752	1,055,203
*	Del Frisco's Restaurant Group, Inc.	1,909	15,196
*	Del Taco Restaurants, Inc.	3,674	44,529
	Delphi Technologies P.L.C.	7,009	131,349
*	Delta Apparel, Inc.	231	4,398
*	Denny's Corp.	6,766	152,844
#	Designer Brands, Inc., Class A	12,830	235,815
*	Destination XL Group, Inc.	3,519	6,193
#	Dick's Sporting Goods, Inc.	17,702	657,983
#	Dillard's, Inc., Class A	3,924	285,589
#	Dine Brands Global, Inc.	3,598	295,360
	Dollar General Corp.	16,350	2,191,227
*	Dollar Tree, Inc.	36,821	3,746,537
	Domino's Pizza, Inc.	2,134	521,827
*	Dorman Products, Inc.	3,559	255,821
	DR Horton, Inc.	69,209	3,178,769
#*	Drive Shack, Inc.	4,575	23,881
	Dunkin' Brands Group, Inc.	22,168	1,776,987
	eBay, Inc.	62,357	2,568,485
#*	El Pollo Loco Holdings, Inc.	8,900	87,576
	Escalade, Inc.	1,044	12,037
	Ethan Allen Interiors, Inc.	6,584	135,499
*	Etsy, Inc.	8,753	586,626
	Expedia Group, Inc.	14,066	1,867,116
#*	Express, Inc.	14,324	35,380
*	Fiesta Restaurant Group, Inc.	2,341	22,357
*	Five Below, Inc.	6,401	751,861
	Flexsteel Industries, Inc.	561	10,306
#*	Floor & Decor Holdings, Inc., Class A	14,508	567,988
	Foot Locker, Inc.	24,022	986,343
	Ford Motor Co.	366,253	3,490,391
#*	Fossil Group, Inc.	10,851	119,795
*	Fox Factory Holding Corp.	3,872	310,070
#*	Francesca's Holdings Corp.	471	1,474
*	frontdoor, Inc.	6,887	314,323
#	GameStop Corp., Class A	50,730	203,935

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Gap, Inc. (The)	64,019	$1,248,370
	Garmin, Ltd.	20,454	1,607,480
*	Garrett Motion, Inc.	3,757	53,237
	General Motors Co.	85,521	3,449,917
*	Genesco, Inc.	5,082	200,129
	Gentex Corp.	32,950	903,489
*	Gentherm, Inc.	4,370	178,777
	Genuine Parts Co.	14,717	1,429,315
*	G-III Apparel Group, Ltd.	12,016	344,379
	Graham Holdings Co., Class B	541	401,817
*	Grand Canyon Education, Inc.	845	91,911
*	Green Brick Partners, Inc.	1,323	12,449
	Group 1 Automotive, Inc.	3,900	327,444
*	Groupon, Inc.	154,901	487,938
#*	GrubHub, Inc.	9,166	619,897
#	Guess?, Inc.	13,348	224,914
#	H&R Block, Inc.	11,826	327,462
*	Habit Restaurants, Inc. (The), Class A	3,908	39,080
	Hamilton Beach Brands Holding Co., Class A	5,700	93,537
#	Hanesbrands, Inc.	44,779	720,494
#	Harley-Davidson, Inc.	38,718	1,385,330
#	Hasbro, Inc.	10,598	1,284,054
	Haverty Furniture Cos., Inc.	2,689	48,698
*	Helen of Troy, Ltd.	2,970	440,392
#*	Hibbett Sports, Inc.	6,448	118,643
*	Hilton Grand Vacations, Inc.	11,006	359,896
	Home Depot, Inc. (The)	78,379	16,748,808
	Hooker Furniture Corp.	2,589	53,981
#*	Horizon Global Corp.	1,167	6,699
*	Houghton Mifflin Harcourt Co.	9,200	53,820
*	Hudson, Ltd., Class A	3,200	40,896
	Hyatt Hotels Corp., Class A	3,975	307,466
#*	Installed Building Products, Inc.	9,746	519,267
#	International Game Technology P.L.C.	29,360	391,956
#*	iRobot Corp.	5,251	383,848
*	J Alexander's Holdings, Inc.	942	10,145
#	J. Jill, Inc.	3,309	7,081
	Jack in the Box, Inc.	2,744	197,102
#*	JC Penney Co., Inc.	25,567	20,339
	Johnson Outdoors, Inc., Class A	769	52,284
	KB Home	20,227	531,363
#*	Kirkland's, Inc.	1,705	2,916
	Kohl's Corp.	29,164	1,570,773
*	Kontoor Brands, Inc.	2,856	83,766
	L Brands, Inc.	40,644	1,054,712
*	Lakeland Industries, Inc.	1,175	12,608
#*	Lands' End, Inc.	1,300	14,170
	Las Vegas Sands Corp.	15,911	961,661
	La-Z-Boy, Inc.	9,289	306,444
#	LCI Industries	5,127	469,787
*	Leaf Group, Ltd.	1,900	11,590
	Lear Corp.	11,793	1,495,117
	Lennar Corp., Class A	42,098	2,002,602
	Lennar Corp., Class B	2,365	89,870
#*	LGI Homes, Inc.	3,708	260,635
	Liberty Tax, Inc.	1,115	13,268
	Lifetime Brands, Inc.	1,200	10,596
*	Lincoln Educational Services Corp.	4,082	7,552
*	Liquidity Services, Inc.	2,301	15,003

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Lithia Motors, Inc., Class A	4,989	$657,949
*	LKQ Corp.	43,617	1,174,606
	Lowe's Cos., Inc.	58,579	5,939,911
*	Lululemon Athletica, Inc.	16,984	3,245,473
#*	Lumber Liquidators Holdings, Inc.	1,940	17,014
*	M/I Homes, Inc.	4,720	166,946
	Macy's, Inc.	57,899	1,316,044
*	Malibu Boats, Inc., Class A	2,400	72,312
	Marine Products Corp.	1,421	22,821
*	MarineMax, Inc.	7,469	115,321
*	MasterCraft Boat Holdings, Inc.	1,741	28,901
#*	Mattel, Inc.	23,062	336,705
	McDonald's Corp.	22,095	4,655,858
	MDC Holdings, Inc.	20,433	738,449
»	Media General, Inc. Contingent Value Rights	7,656	300
*	Meritage Homes Corp.	7,013	440,487
	MGM Resorts International	8,144	244,483
#*	Michaels Cos., Inc. (The)	23,636	162,379
*	Modine Manufacturing Co.	3,297	45,235
#	Monro, Inc.	6,596	555,449
#*	Motorcar Parts of America, Inc.	1,259	22,511
	Movado Group, Inc.	2,805	73,856
*	Murphy USA, Inc.	6,296	556,315
	Nathan's Famous, Inc.	200	14,122
#*	National Vision Holdings, Inc.	9,555	301,842
*	Nautilus, Inc.	3,718	7,176
*	New Home Co., Inc. (The)	994	4,135
#	Newell Brands, Inc.	32,823	465,758
	NIKE, Inc., Class B	147,990	12,731,580
#*	Noodles & Co.	7,000	51,870
#	Nordstrom, Inc.	35,622	1,179,444
*	NVR, Inc.	591	1,976,387
	Office Depot, Inc.	100,995	206,030
#*	Ollie's Bargain Outlet Holdings, Inc.	8,588	727,318
*	O'Reilly Automotive, Inc.	5,769	2,196,604
#*	Overstock.com, Inc.	3,993	89,922
#	Oxford Industries, Inc.	2,924	214,008
	Papa John's International, Inc.	3,147	139,790
#*	Party City Holdco, Inc.	9,088	57,981
	Peak Resorts, Inc.	1,900	20,653
*	Penn National Gaming, Inc.	6,814	133,009
#	Penske Automotive Group, Inc.	16,396	753,724
#	PetMed Express, Inc.	3,207	55,706
*	Pier 1 Imports, Inc.	484	1,863
*	Planet Fitness, Inc., Class A	14,806	1,164,640
*	PlayAGS, Inc.	5,483	102,861
#	Polaris Industries, Inc.	10,909	1,032,755
	Pool Corp.	5,268	997,601
*	Potbelly Corp.	1,810	7,530
	PulteGroup, Inc.	76,043	2,396,115
	PVH Corp.	11,391	1,012,888
*	Quotient Technology Inc.	19,412	204,214
*	Qurate Retail, Inc.	67,345	952,258
	Ralph Lauren Corp.	9,421	981,951
	RCI Hospitality Holdings, Inc.	288	4,882
*	Red Lion Hotels Corp.	1,771	12,025
#*	Red Robin Gourmet Burgers, Inc.	1,171	38,666
*	Rent-A-Center, Inc.	4,988	134,826
#*	RH	3,165	441,201

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Rocky Brands, Inc.	508	$16,012
	Ross Stores, Inc.	27,678	2,934,698
*	RTW RetailWinds, Inc.	4,752	10,359
*	Rubicon Project, Inc. (The)	3,297	25,090
	Ruth's Hospitality Group, Inc.	4,263	94,937
#*	Sally Beauty Holdings, Inc.	21,002	288,567
#*	Scientific Games Corp., Class A	7,843	160,389
#*	Sequential Brands Group, Inc.	2,082	885
	Service Corp. International	17,259	796,330
*	ServiceMaster Global Holdings, Inc.	20,621	1,097,656
#*	Shake Shack, Inc., Class A	3,039	226,892
*	Shiloh Industries, Inc.	1,200	6,048
#	Shoe Carnival, Inc.	2,176	55,227
*	Shutterfly, Inc.	3,565	180,710
	Shutterstock, Inc.	6,118	234,748
	Signet Jewelers, Ltd.	9,071	164,548
	Six Flags Entertainment Corp.	8,530	450,640
*	Skechers U.S.A., Inc., Class A	24,899	944,668
*	Skyline Champion Corp.	2,637	75,154
#*	Sleep Number Corp.	5,045	248,063
	Sonic Automotive, Inc., Class A	1,600	44,112
#*	Sotheby's	6,856	409,372
	Speedway Motorsports, Inc.	2,775	54,945
*	Stamps.com, Inc.	2,854	136,278
	Standard Motor Products, Inc.	1,900	87,419
	Starbucks Corp.	50,765	4,806,938
	Steven Madden, Ltd.	13,290	458,638
*	Stoneridge, Inc.	2,300	74,911
	Strategic Education, Inc.	900	160,191
	Superior Group of Cos, Inc.	923	15,709
	Superior Industries International, Inc.	3,000	7,680
#	Tailored Brands, Inc.	4,047	19,709
*	Tandy Leather Factory, Inc.	1,562	9,091
	Tapestry, Inc.	49,920	1,544,026
	Target Corp.	26,818	2,317,075
*	Taylor Morrison Home Corp.	38,053	856,954
*	Tempur Sealy International, Inc.	9,002	722,140
#	Tenneco, Inc., Class A	4,755	42,985
#*	Tesla, Inc.	2,361	570,441
	Texas Roadhouse, Inc.	7,283	402,240
	Thor Industries, Inc.	8,141	485,204
#	Tiffany & Co.	15,121	1,420,164
#	Tile Shop Holdings, Inc.	5,547	14,367
	Tilly's, Inc., Class A	804	6,585
	TJX Cos., Inc. (The)	89,942	4,907,235
	Toll Brothers, Inc.	40,177	1,445,167
*	TopBuild Corp.	3,356	272,272
	Tower International, Inc.	4,154	127,943
*	Town Sports International Holdings, Inc.	3,271	5,005
	Tractor Supply Co.	7,303	794,639
*	Trans World Entertainment Corp.	1,000	295
*	TRI Pointe Group, Inc.	37,214	509,460
*	Tuesday Morning Corp.	4,976	8,161
*	Ulta Salon Cosmetics & Fragrance, Inc.	6,382	2,228,913
#*	Under Armour, Inc., Class A	13,363	308,284
#*	Under Armour, Inc., Class C	15,923	323,874
	Unique Fabricating, Inc.	842	2,164
*	Universal Electronics, Inc.	1,355	58,021
*	Universal Technical Institute, Inc.	2,800	10,304

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Urban Outfitters, Inc.	19,675	$468,462
*	US Auto Parts Network, Inc.	3,173	3,744
	Vail Resorts, Inc.	2,305	568,229
#*	Veoneer, Inc.	8,838	160,410
*	Vera Bradley, Inc.	4,500	52,875
	VF Corp.	19,995	1,747,363
#*	Visteon Corp.	7,065	465,442
#*	Vitamin Shoppe, Inc.	1,139	5,034
*	VOXX International Corp.	2,400	11,256
#*	Wayfair, Inc., Class A	7,495	983,044
*	Weight Watchers International, Inc.	5,193	112,428
	Wendy's Co. (The)	25,688	467,265
	Weyco Group, Inc.	1,334	36,712
#	Whirlpool Corp.	9,064	1,318,631
*	William Lyon Homes, Class A	6,522	128,092
#	Williams-Sonoma, Inc.	14,858	990,731
#	Wingstop, Inc.	3,249	310,572
	Winmark Corp.	415	70,139
#	Winnebago Industries, Inc.	6,406	258,162
	Wolverine World Wide, Inc.	13,457	365,358
	Wyndham Destinations, Inc.	10,369	487,965
	Wynn Resorts, Ltd.	9,768	1,270,524
	Yum! Brands, Inc.	200	22,504
#*	ZAGG, Inc.	2,300	15,249
*	Zumiez, Inc.	3,334	82,583
TOTAL CONSUMER DISCRETIONARY			272,475,384
CONSUMER STAPLES — (5.4%)
	Alico, Inc.	390	12,441
	Andersons, Inc. (The)	6,689	179,600
*	Avon Products, Inc.	103,731	440,857
#	B&G Foods, Inc.	4,822	88,146
*	BJ's Wholesale Club Holdings, Inc.	16,198	381,625
#*	Boston Beer Co., Inc. (The), Class A	1,286	504,523
	Brown-Forman Corp., Class A	5,788	308,848
	Brown-Forman Corp., Class B	29,150	1,597,711
#	Calavo Growers, Inc.	2,429	214,821
#	Campbell Soup Co.	17,119	707,699
	Casey's General Stores, Inc.	9,403	1,522,440
#*	Central Garden & Pet Co.	2,583	78,472
*	Central Garden & Pet Co., Class A	5,818	160,286
*	Chefs' Warehouse, Inc. (The)	6,039	220,242
	Church & Dwight Co., Inc.	18,100	1,365,464
	Clorox Co. (The)	12,128	1,972,013
	Coca-Cola Co. (The)	107,792	5,673,093
	Coca-Cola Consolidated, Inc.	1,553	455,852
	Colgate-Palmolive Co.	49,403	3,544,171
	Constellation Brands, Inc., Class A	10,746	2,115,028
	Costco Wholesale Corp.	42,811	11,799,996
#	Coty, Inc., Class A	128,991	1,407,292
*	Craft Brew Alliance, Inc.	1,900	29,849
*	Darling Ingredients, Inc.	24,005	488,022
#	Dean Foods Co.	10,015	14,522
*	Edgewell Personal Care Co.	8,724	265,471
*	elf Beauty Inc.	2,042	33,877
#	Energizer Holdings, Inc.	6,418	270,069
	Estee Lauder Cos., Inc. (The), Class A	26,280	4,840,513
*	Farmer Brothers Co.	3,036	49,305
	Flowers Foods, Inc.	21,322	505,331

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Fresh Del Monte Produce, Inc.	7,325	$222,167
	General Mills, Inc.	37,805	2,007,824
#*	Hain Celestial Group, Inc. (The)	11,454	249,354
#*	Herbalife Nutrition, Ltd.	27,195	1,115,539
*	Hostess Brands, Inc.	10,759	151,917
	Ingles Markets, Inc., Class A	3,819	120,222
	Inter Parfums, Inc.	7,310	506,437
	J&J Snack Foods Corp.	1,914	355,698
	JM Smucker Co. (The)	10,452	1,162,158
	John B. Sanfilippo & Son, Inc.	549	47,714
	Kellogg Co.	37,359	2,175,041
#	Keurig Dr Pepper, Inc.	13,729	386,334
	Kraft Heinz Co. (The)	37,116	1,188,083
	Kroger Co. (The)	152,887	3,235,089
	Lamb Weston Holdings, Inc.	6,220	417,486
	Lancaster Colony Corp.	3,667	571,392
*	Landec Corp.	1,591	17,771
*	Lifeway Foods, Inc.	1,074	3,662
	Limoneira Co.	2,840	56,204
	McCormick & Co., Inc.	200	31,542
	McCormick & Co., Inc. Non-Voting	11,014	1,746,160
	Medifast, Inc.	2,326	259,698
	Molson Coors Brewing Co., Class B	10,726	579,097
*	Monster Beverage Corp.	21,144	1,363,154
#	National Beverage Corp.	6,471	281,683
*	Natural Alternatives International, Inc.	1,014	10,231
*	Natural Grocers by Vitamin Cottage, Inc.	2,440	22,375
#	Natural Health Trends Corp.	187	1,404
*	Nature's Sunshine Products, Inc.	500	4,515
	Nu Skin Enterprises, Inc., Class A	11,419	456,532
	Oil-Dri Corp. of America	489	17,325
	PepsiCo, Inc.	76,705	9,803,666
*	Performance Food Group Co.	23,567	1,033,413
*	Post Holdings, Inc.	10,379	1,112,836
	PriceSmart, Inc.	3,821	233,081
#*	Primo Water Corp.	8,993	132,827
	Procter & Gamble Co. (The)	144,797	17,091,838
#*	Revlon, Inc., Class A	6,086	121,233
*	RiceBran Technologies	1,217	3,432
#*	Rite Aid Corp.	929	6,475
	Rocky Mountain Chocolate Factory, Inc.	960	8,640
#*	S&W Seed Co.	2,831	8,380
*	Seneca Foods Corp., Class A	504	15,916
*	Simply Good Foods Co. (The)	7,384	201,066
	SpartanNash Co.	16,618	196,425
#	Spectrum Brands Holdings, Inc.	9,330	467,526
#*	Sprouts Farmers Market, Inc.	22,022	372,832
	Sysco Corp.	42,442	2,910,248
#	Tootsie Roll Industries, Inc.	1,560	58,282
*	TreeHouse Foods, Inc.	9,615	570,554
#*	United Natural Foods, Inc.	25,495	251,381
	United-Guardian, Inc.	1,797	35,185
*	US Foods Holding Corp.	44,222	1,564,132
*	USANA Health Sciences, Inc.	5,627	382,917
#	Village Super Market, Inc., Class A	1,201	30,061
	Walgreens Boots Alliance, Inc.	67,964	3,703,358
	Walmart, Inc.	100,017	11,039,876
#	Weis Markets, Inc.	5,451	198,689

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Willamette Valley Vineyards, Inc.	500	$3,490
TOTAL CONSUMER STAPLES			111,569,146
ENERGY — (1.8%)
	Adams Resources & Energy, Inc.	101	3,296
#	Antero Midstream Corp.	60,612	552,781
*	Apergy Corp.	18,944	616,248
	Archrock, Inc.	36,742	403,427
*	Ardmore Shipping Corp.	1,581	11,605
	Baker Hughes a GE Co.	38,246	971,066
#*	Basic Energy Services, Inc.	6,023	10,721
*	C&J Energy Services, Inc.	3,027	33,115
*	Cactus, Inc., Class A	7,288	214,049
*	Cheniere Energy, Inc.	5,473	356,566
*	Clean Energy Fuels Corp.	38,949	103,994
#*	Contango Oil & Gas Co.	870	1,157
#	Core Laboratories NV	8,204	411,595
	CVR Energy, Inc.	24,166	1,282,490
*	Dawson Geophysical Co.	2,598	6,183
	Delek US Holdings, Inc.	28,364	1,221,921
	DHT Holdings, Inc.	12,865	72,687
#*	Diamond Offshore Drilling, Inc.	12,360	111,734
	DMC Global, Inc.	3,610	188,586
*	Dorian LPG, Ltd.	1,709	15,637
#*	Dril-Quip, Inc.	10,312	542,617
#	EnLink Midstream LLC	26,374	253,190
*	Era Group, Inc.	2,030	20,950
	Evolution Petroleum Corp.	2,234	13,627
*	Exterran Corp.	18,074	246,710
*	Forum Energy Technologies, Inc.	24,623	64,512
*	Frank's International NV	59,327	338,164
*	Geospace Technologies Corp.	400	6,244
	Green Plains, Inc.	5,254	53,013
*	Gulf Island Fabrication, Inc.	1,300	9,308
*	Helix Energy Solutions Group, Inc.	44,922	393,517
	Helmerich & Payne, Inc.	21,045	1,045,516
	HollyFrontier Corp.	29,096	1,448,108
*	Independence Contract Drilling, Inc.	700	924
#*	Key Energy Services, Inc.	796	2,428
*	KLX Energy Services Holdings, Inc.	3,208	50,430
	Marathon Petroleum Corp.	50,860	2,867,995
*	Matrix Service Co.	7,677	141,027
#*	McDermott International, Inc.	40,511	260,081
#	Nabors Industries, Ltd.	83,044	245,810
	National Oilwell Varco, Inc.	49,283	1,173,921
*	Natural Gas Services Group, Inc.	2,367	37,967
*	Newpark Resources, Inc.	19,968	152,356
*	Noble Corp. P.L.C.	43,772	97,612
#	Nordic American Tankers, Ltd.	60	121
*	Oceaneering International, Inc.	26,764	413,504
*	Oil States International, Inc.	26,510	395,529
	ONEOK, Inc.	35,040	2,455,603
*	Overseas Shipholding Group, Inc., Class A	8,155	15,902
#*	Pacific Ethanol, Inc.	2,589	1,401
	Panhandle Oil and Gas, Inc., Class A	1,703	20,112
	Patterson-UTI Energy, Inc.	45,976	534,701
	PBF Energy, Inc., Class A	35,222	983,750
	Phillips 66	33,509	3,436,683
#*	Pioneer Energy Services Corp.	6,317	1,320

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	ProPetro Holding Corp.	21,994	$398,751
#*	Renewable Energy Group, Inc.	6,490	88,199
#*	REX American Resources Corp.	900	67,140
*	RigNet, Inc.	1,879	16,404
#	RPC, Inc.	36,702	226,818
	Schlumberger, Ltd.	99,551	3,979,054
	Scorpio Tankers, Inc.	8,540	223,833
*	SEACOR Holdings, Inc.	4,801	228,720
*	SEACOR Marine Holdings, Inc.	2,940	41,395
#*	Select Energy Services, Inc., Class A	16,044	163,168
	SemGroup Corp., Class A	25,184	319,081
#	Ship Finance International, Ltd.	9,635	126,700
*	Superior Energy Services, Inc.	29,418	26,688
#	Targa Resources Corp.	20,444	795,476
	TechnipFMC P.L.C.	54,827	1,509,936
*	Teekay Tankers, Ltd., Class A	8,061	9,915
*	TETRA Technologies, Inc.	36,989	57,703
#*	Transocean, Ltd.	89,920	546,714
#	US Silica Holdings, Inc.	4,144	57,436
	Valaris P.L.C.	96,287	788,591
	Valero Energy Corp.	42,866	3,654,327
	World Fuel Services Corp.	4,085	159,478
TOTAL ENERGY			37,799,038
FINANCIALS — (16.3%)
*	1347 Property Insurance Holdings, Inc.	1,900	9,595
	1st Constitution Bancorp	1,118	20,359
	1st Source Corp.	4,284	201,134
	ACNB Corp.	674	25,140
	Affiliated Managers Group, Inc.	10,822	928,419
	Aflac, Inc.	68,136	3,586,679
*	Alleghany Corp.	1,577	1,081,396
*	Allegiance Bancshares, Inc.	1,231	41,312
	Allstate Corp. (The)	25,576	2,746,862
	Ally Financial, Inc.	49,946	1,643,723
*	A-Mark Precious Metals, Inc.	800	10,144
*	Ambac Financial Group, Inc.	4,904	89,351
	American Equity Investment Life Holding Co.	25,049	646,264
	American Express Co.	54,653	6,797,194
	American Financial Group, Inc.	14,936	1,529,148
	American International Group, Inc.	79,174	4,432,952
	American National Bankshares, Inc.	1,300	48,087
	American National Insurance Co.	6,024	729,024
	American River Bankshares	700	9,205
	Ameriprise Financial, Inc.	38,723	5,634,584
	Ameris Bancorp	11,718	466,025
	AMERISAFE, Inc.	4,756	309,425
	AmeriServ Financial, Inc.	3,000	12,300
	Ames National Corp.	512	13,983
	Aon P.L.C.	13,306	2,518,160
*	Arch Capital Group, Ltd.	50,222	1,943,089
#	Ares Management Corp., Class A	13,236	387,153
	Argo Group International Holdings, Ltd.	10,744	735,319
	Arrow Financial Corp.	1,707	56,775
	Arthur J Gallagher & Co.	23,691	2,142,377
	Artisan Partners Asset Management, Inc., Class A	10,241	303,031
	Associated Banc-Corp	36,053	781,269
	Assurant, Inc.	11,814	1,339,235
	Assured Guaranty, Ltd.	26,059	1,138,518

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Asta Funding, Inc.	35	$257
*	Athene Holding, Ltd., Class A	34,636	1,415,227
*	Atlantic Capital Bancshares, Inc.	4,603	84,649
	Atlantic Union Bankshares Corp.	13,228	503,061
	Auburn National Bancorporation, Inc.	400	15,472
	Axis Capital Holdings, Ltd.	18,273	1,163,442
#*	Axos Financial, Inc.	10,851	318,043
	Banc of California, Inc.	10,033	156,816
	BancFirst Corp.	5,170	301,618
#*	Bancorp of New Jersey, Inc.	846	11,675
*	Bancorp, Inc. (The)	13,671	132,335
	BancorpSouth Bank	21,481	642,067
	Bank of America Corp.	308,330	9,459,564
	Bank of Commerce Holdings	1,070	11,524
#	Bank of Hawaii Corp.	6,782	578,165
	Bank of Marin Bancorp	1,638	71,613
	Bank of New York Mellon Corp. (The)	30,081	1,411,401
	Bank of NT Butterfield & Son, Ltd. (The)	9,036	284,001
	Bank of Princeton (The)	708	19,520
	Bank of South Carolina Corp.	550	10,544
	Bank OZK	21,168	647,317
	BankFinancial Corp.	1,550	20,786
	BankUnited, Inc.	18,374	632,249
	Bankwell Financial Group, Inc.	459	12,898
	Banner Corp.	6,670	395,264
	Bar Harbor Bankshares	1,356	34,429
	BB&T Corp.	38,778	1,998,230
	BCB Bancorp, Inc.	1,421	18,231
	Berkshire Hills Bancorp, Inc.	8,361	274,241
	BGC Partners, Inc., Class A	33,666	185,500
	BlackRock, Inc.	8,656	4,048,238
*	Blucora, Inc.	3,816	114,251
	BOK Financial Corp.	10,638	890,188
	Boston Private Financial Holdings, Inc.	16,548	190,964
	Bridge Bancorp, Inc.	1,706	49,832
*	Bridgewater Bancshares, Inc.	1,630	19,430
*	Brighthouse Financial, Inc.	22,498	881,247
*	BrightSphere Investment Group P.L.C.	15,386	164,630
	Brookline Bancorp, Inc.	17,677	262,150
	Brown & Brown, Inc.	57,461	2,064,574
	Bryn Mawr Bank Corp.	4,630	171,680
*	Byline Bancorp, Inc.	3,649	69,732
	C&F Financial Corp.	202	10,969
	Cadence BanCorp	19,766	338,789
#	Cambridge Bancorp	412	32,218
	Camden National Corp.	1,950	87,184
*	Cannae Holdings, Inc.	15,701	454,544
	Capital City Bank Group, Inc.	2,327	60,083
	Capital One Financial Corp.	26,074	2,409,759
	Capitol Federal Financial, Inc.	34,711	474,152
	Capstar Financial Holdings, Inc.	607	9,833
	Carolina Financial Corp.	4,130	145,046
	Cathay General Bancorp	14,235	529,827
	Cboe Global Markets, Inc.	4,774	521,846
	CBTX, Inc.	2,095	63,143
	CenterState Banks Corp.	22,630	550,362
*	Central Federal Corp.	1,038	12,664
	Central Pacific Financial Corp.	3,622	106,740
	Central Valley Community Bancorp	1,512	31,344

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Century Bancorp, Inc., Class A	255	$21,356
	Charles Schwab Corp. (The)	72,017	3,112,575
	Chemung Financial Corp.	900	39,276
	Chubb, Ltd.	31,406	4,800,093
	Cincinnati Financial Corp.	14,013	1,504,015
	CIT Group, Inc.	16,645	841,405
	Citigroup, Inc.	137,505	9,784,856
	Citizens & Northern Corp.	1,544	39,557
	Citizens Community Bancorp, Inc.	800	8,720
	Citizens Financial Group, Inc.	31,535	1,174,994
*	Citizens, Inc.	4,745	35,350
	City Holding Co.	2,664	206,327
	Civista Bancshares, Inc.	2,072	45,936
	CME Group, Inc.	8,462	1,645,182
	CNA Financial Corp.	3,831	183,467
	CNB Financial Corp.	2,020	57,004
	CNO Financial Group, Inc.	7,390	124,965
	Codorus Valley Bancorp, Inc.	809	18,931
#	Cohen & Steers, Inc.	11,580	606,445
	Colony Bankcorp, Inc.	989	16,566
	Columbia Banking System, Inc.	11,761	443,507
*	Columbia Financial, Inc.	4,550	69,569
	Comerica, Inc.	3,380	247,416
#	Commerce Bancshares, Inc.	18,922	1,151,025
	Community Bank System, Inc.	8,413	555,174
	Community Bankers Trust Corp.	1,900	15,124
	Community Financial Corp. (The)	92	2,993
*	Community First Bancshares, Inc.	1,900	19,095
	Community Trust Bancorp, Inc.	5,088	215,172
	Community West Bancshares	1,400	13,510
	ConnectOne Bancorp, Inc.	5,325	121,729
#*	Consumer Portfolio Services, Inc.	2,632	9,607
	County Bancorp, Inc.	489	8,734
#*	Cowen, Inc., Class A	6,629	116,405
	Crawford & Co., Class A	2,485	25,670
	Crawford & Co., Class B	3,005	28,157
#*	Credit Acceptance Corp.	3,307	1,580,845
#	Cullen/Frost Bankers, Inc.	9,854	935,539
#*	Curo Group Holdings Corp.	3,807	47,283
*	Customers Bancorp, Inc.	7,263	149,763
	CVB Financial Corp.	25,260	555,973
	Diamond Hill Investment Group, Inc.	856	120,653
	Dime Community Bancshares, Inc.	9,366	189,006
	Discover Financial Services	64,202	5,761,487
	DNB Financial Corp.	100	4,579
	Donegal Group, Inc., Class A	3,292	48,886
*	Donnelley Financial Solutions, Inc.	8,339	113,661
	E*TRADE Financial Corp.	29,828	1,455,308
	Eagle Bancorp Montana, Inc.	696	12,368
	Eagle Bancorp, Inc.	7,017	282,855
	East West Bancorp, Inc.	24,049	1,154,592
	Eaton Vance Corp.	25,045	1,114,502
*	eHealth, Inc.	4,542	471,232
*	Elevate Credit, Inc.	4,886	20,326
	EMC Insurance Group, Inc.	3,133	112,600
	Employers Holdings, Inc.	10,615	465,998
#*	Encore Capital Group, Inc.	6,969	250,745
*	Enova International, Inc.	10,518	283,460
*	Enstar Group, Ltd.	4,429	784,597

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Entegra Financial Corp.	1,100	$32,791
	Enterprise Bancorp, Inc.	881	26,915
	Enterprise Financial Services Corp.	5,162	215,152
*	Equity Bancshares, Inc., Class A	1,838	48,689
#	Erie Indemnity Co., Class A	10,391	2,314,803
*	Esquire Financial Holdings, Inc.	910	23,342
	ESSA Bancorp, Inc.	1,868	28,674
*	Essent Group, Ltd.	27,638	1,275,770
	Evans Bancorp, Inc.	394	14,602
	Evercore, Inc., Class A	9,946	859,036
	Everest Re Group, Ltd.	5,180	1,277,595
#*	EZCORP, Inc., Class A	15,632	153,975
#	FactSet Research Systems, Inc.	2,091	579,834
	Farmers National Banc Corp.	1,526	22,295
	FB Financial Corp.	6,074	230,873
	FBL Financial Group, Inc., Class A	6,908	433,132
	Federal Agricultural Mortgage Corp., Class C	2,638	203,838
	Federated Investors, Inc., Class B	22,493	781,632
	FedNat Holding Co.	1,868	23,331
	Fidelity National Financial, Inc.	31,561	1,353,336
	Fifth Third Bancorp	47,373	1,406,504
	Financial Institutions, Inc.	3,311	101,946
	First American Financial Corp.	32,892	1,901,815
	First Bancorp	5,408	199,772
	First BanCorp	47,566	511,810
	First Bancorp, Inc.	1,624	42,565
	First Bancshares, Inc. (The)	400	13,284
	First Bank	1,208	13,747
	First Busey Corp.	10,005	270,435
	First Business Financial Services, Inc.	1,369	32,623
#	First Capital, Inc.	400	22,700
	First Citizens BancShares, Inc., Class A	1,922	897,612
	First Commonwealth Financial Corp.	20,211	278,305
	First Community Bancshares, Inc.	2,068	68,389
	First Community Corp.	1,506	28,780
	First Defiance Financial Corp.	1,644	47,216
	First Financial Bancorp	18,083	460,936
#	First Financial Bankshares, Inc.	15,738	515,419
	First Financial Corp.	822	35,683
	First Financial Northwest, Inc.	1,300	19,214
	First Foundation, Inc.	4,608	69,304
	First Guaranty Bancshares, Inc.	550	12,018
	First Hawaiian, Inc.	24,560	657,226
	First Horizon National Corp.	43,634	715,598
	First Internet Bancorp	909	19,162
	First Interstate BancSystem, Inc., Class A	8,016	320,880
	First Merchants Corp.	9,328	367,616
	First Mid Bancshares, Inc.	350	11,928
	First Midwest Bancorp, Inc.	18,539	400,999
	First Northwest Bancorp	817	13,129
	First of Long Island Corp. (The)	2,544	56,273
	First Republic Bank	12,182	1,210,404
	First Savings Financial Group, Inc.	238	14,411
	First United Corp.	402	8,559
	First US Bancshares, Inc.	700	6,454
	FirstCash, Inc.	8,158	821,021
	Flagstar Bancorp, Inc.	14,928	514,717
	Flushing Financial Corp.	6,093	124,053
	FNB Corp.	57,689	695,152

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Franklin Financial Network, Inc.	2,002	$59,059
#	Franklin Resources, Inc.	44,562	1,454,058
	FS Bancorp, Inc.	606	29,876
	Fulton Financial Corp.	34,584	587,928
#	GAIN Capital Holdings, Inc.	6,006	25,586
*	Genworth Financial, Inc., Class A	36,151	144,242
	German American Bancorp, Inc.	3,483	109,889
	Glacier Bancorp, Inc.	13,427	562,726
	Glen Burnie Bancorp	300	3,216
	Global Indemnity, Ltd.	1,893	53,553
	Goldman Sachs Group, Inc. (The)	19,435	4,278,227
*	Great Elm Capital Group, Inc.	393	1,623
	Great Southern Bancorp, Inc.	2,513	150,679
	Great Western Bancorp, Inc.	10,057	340,128
*	Green Dot Corp., Class A	7,962	403,594
#	Greene County Bancorp, Inc.	3,316	92,019
#	Greenhill & Co., Inc.	6,444	106,970
#*	Greenlight Capital Re, Ltd., Class A	5,732	47,862
	Guaranty Bancshares, Inc.	529	16,304
	Guaranty Federal Bancshares, Inc.	101	2,384
*	Hallmark Financial Services, Inc.	1,500	23,250
	Hamilton Lane, Inc., Class A	3,686	216,368
	Hancock Whitney Corp.	16,095	668,264
	Hanmi Financial Corp.	6,116	131,433
	Hanover Insurance Group, Inc. (The)	9,294	1,205,525
	Hartford Financial Services Group, Inc. (The)	66,924	3,856,830
	Hawthorn Bancshares, Inc.	611	14,927
	HCI Group, Inc.	1,344	53,881
	Heartland Financial USA, Inc.	7,970	383,277
#	Hennessy Advisors, Inc.	1,267	12,670
	Heritage Commerce Corp.	6,579	81,382
	Heritage Financial Corp.	6,341	180,845
	Heritage Insurance Holdings, Inc.	3,323	44,661
	Hilltop Holdings, Inc.	10,662	241,814
	Hingham Institution for Savings	221	42,607
*	HMN Financial, Inc.	600	12,720
	Home Bancorp, Inc.	196	7,323
#	Home BancShares, Inc.	28,778	566,063
*	HomeStreet, Inc.	7,077	205,375
	HomeTrust Bancshares, Inc.	2,385	62,320
	Hope Bancorp, Inc.	24,516	361,611
#*»	HopFed Bancorp, Inc.	670	13,492
	Horace Mann Educators Corp.	11,530	500,863
	Horizon Bancorp, Inc.	4,743	82,623
	Houlihan Lokey, Inc.	4,475	205,850
*	Howard Bancorp, Inc.	900	13,401
	IBERIABANK Corp.	10,807	849,106
	IF Bancorp, Inc.	1,300	27,560
	Independence Holding Co.	479	18,154
	Independent Bank Corp.	6,166	479,468
	Independent Bank Corp.	2,690	58,481
	Independent Bank Group, Inc.	8,381	476,125
#	Interactive Brokers Group, Inc., Class A	8,501	435,761
	Intercontinental Exchange, Inc.	17,284	1,518,572
	International Bancshares Corp.	11,889	447,383
*	INTL. FCStone, Inc.	2,279	92,938
	Invesco, Ltd.	90,683	1,740,207
	Investar Holding Corp.	440	10,608
	Investors Bancorp, Inc.	50,373	572,237

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investors Title Co.	67	$10,995
	James River Group Holdings, Ltd.	8,855	423,535
	Janus Henderson Group P.L.C.	47,439	952,101
	JPMorgan Chase & Co.	270,287	31,353,292
	Kearny Financial Corp.	20,016	267,214
	Kemper Corp.	16,462	1,448,985
	Kentucky First Federal Bancorp	1,169	8,884
	KeyCorp	54,759	1,005,923
	Kingstone Cos., Inc.	1,394	11,821
	Kinsale Capital Group, Inc.	3,743	336,346
	Ladenburg Thalmann Financial Services, Inc.	19,449	60,097
	Lake Shore Bancorp, Inc.	663	9,846
	Lakeland Bancorp, Inc.	7,907	129,517
	Lakeland Financial Corp.	4,437	204,058
	Landmark Bancorp, Inc.	435	10,331
	Lazard, Ltd., Class A	23,624	914,485
	LCNB Corp.	917	16,515
	LegacyTexas Financial Group, Inc.	7,368	314,908
	Legg Mason, Inc.	18,003	677,993
*	LendingClub Corp.	16,573	244,949
#*	LendingTree, Inc.	1,798	579,927
	Level One Bancorp, Inc.	511	12,039
*	Limestone Bancorp, Inc.	1,000	15,160
	Lincoln National Corp.	26,650	1,741,311
#	Live Oak Bancshares, Inc.	6,544	127,412
	Loews Corp.	5,495	294,202
	LPL Financial Holdings, Inc.	25,847	2,167,788
	M&T Bank Corp.	14,264	2,342,862
	Macatawa Bank Corp.	3,313	34,058
	Mackinac Financial Corp.	4,036	62,154
*	Magyar Bancorp, Inc.	1,100	12,980
	Maiden Holdings, Ltd.	31,583	15,634
*	Malvern Bancorp, Inc.	515	10,939
#	Manning & Napier, Inc.	1,200	1,860
*	Markel Corp.	1,617	1,801,225
	MarketAxess Holdings, Inc.	2,500	842,600
	Marlin Business Services Corp.	1,642	38,111
	Marsh & McLennan Cos., Inc.	28,818	2,847,218
#*	MBIA, Inc.	3,063	28,578
	MBT Financial Corp.	2,535	27,327
	Mercantile Bank Corp.	1,891	63,538
	Mercury General Corp.	14,458	819,913
	Meridian Bancorp, Inc.	11,329	207,774
*	Meridian Corp.	1,050	17,903
	Meta Financial Group, Inc.	6,639	204,946
	MetLife, Inc.	76,879	3,799,360
*	Metropolitan Bank Holding Corp.	500	20,985
*	MGIC Investment Corp.	3,341	42,932
	Mid Penn Bancorp, Inc.	810	21,101
	Middlefield Banc Corp.	477	20,816
	Midland States Bancorp, Inc.	1,527	41,412
	MidSouth Bancorp, Inc.	627	7,668
	MidWestOne Financial Group, Inc.	1,531	47,568
*	MMA Capital Holdings, Inc.	709	22,745
	Moelis & Co., Class A	10,045	366,040
	Moody's Corp.	13,567	2,907,951
	Morgan Stanley	108,824	4,849,197
	Morningstar, Inc.	8,292	1,260,218
#*	Mr Cooper Group, Inc.	4,817	36,657

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MSB Financial Corp.	705	$11,456
	MSCI, Inc.	8,567	1,946,765
	MutualFirst Financial, Inc.	477	15,545
	MVB Financial Corp.	945	16,452
	Nasdaq, Inc.	15,653	1,508,480
	National Bank Holdings Corp., Class A	6,516	236,400
	National Bankshares, Inc.	507	18,576
	National General Holdings Corp.	29,224	722,710
	National Western Life Group, Inc., Class A	764	205,516
	Navient Corp.	49,070	694,340
#	NBT Bancorp, Inc.	7,504	290,405
	Nelnet, Inc., Class A	5,909	369,667
#	New York Community Bancorp, Inc.	83,960	968,059
»	NewStar Financial, Inc.	4,932	480
*	Nicholas Financial, Inc.	2,510	21,034
*	Nicolet Bankshares, Inc.	399	26,218
*	NMI Holdings, Inc., Class A	16,533	411,341
*	Northeast Bank	1,100	24,145
	Northern Trust Corp.	11,946	1,170,708
	Northfield Bancorp, Inc.	5,016	78,500
	Northrim BanCorp, Inc.	383	14,926
	Northwest Bancshares, Inc.	26,339	451,714
	Norwood Financial Corp.	600	20,772
	OceanFirst Financial Corp.	9,960	243,024
*	Ocwen Financial Corp.	15,293	29,057
	OFG Bancorp	7,001	158,433
	Ohio Valley Banc Corp.	243	8,763
	Old Line Bancshares, Inc.	1,817	51,312
	Old National Bancorp	29,541	520,217
	Old Point Financial Corp.	189	4,271
	Old Republic International Corp.	62,158	1,417,824
	Old Second Bancorp, Inc.	1,641	21,563
*	On Deck Capital, Inc.	19,130	68,485
	OneMain Holdings, Inc.	29,115	1,206,817
	Oppenheimer Holdings, Inc., Class A	2,150	62,651
	Opus Bank	6,320	141,631
	Oritani Financial Corp.	8,528	154,357
	Orrstown Financial Services, Inc.	1,386	31,698
*	Pacific Mercantile Bancorp	1,500	11,580
	Pacific Premier Bancorp, Inc.	6,705	212,079
#	PacWest Bancorp	15,762	608,886
	Park National Corp.	2,332	220,584
	Parke Bancorp, Inc.	601	14,406
	Pathfinder Bancorp, Inc.	900	11,952
	PCB Bancorp	653	10,840
	PCSB Financial Corp.	610	11,858
	Peapack Gladstone Financial Corp.	2,215	62,972
	Penns Woods Bancorp, Inc.	569	25,810
	Pennymac Financial Services, Inc.	3,666	88,021
	Peoples Bancorp of North Carolina, Inc.	1,287	34,903
	Peoples Bancorp, Inc.	2,291	74,251
	Peoples Financial Corp.	800	9,060
	Peoples Financial Services Corp.	500	24,190
	People's United Financial, Inc.	57,187	939,011
	People's Utah Bancorp	1,091	33,057
	Pinnacle Financial Partners, Inc.	8,162	495,760
	Piper Jaffray Cos.	2,856	220,769
	PJT Partners, Inc., Class A	3,092	130,359
	Plumas Bancorp	646	15,859

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PNC Financial Services Group, Inc. (The)	12,454	$1,779,677
*	Ponce de Leon Federal Bank	877	12,611
	Popular, Inc.	14,054	808,948
#*	PRA Group, Inc.	8,403	261,585
	Preferred Bank	1,425	77,221
	Premier Financial Bancorp, Inc.	1,616	25,242
	Primerica, Inc.	11,425	1,401,733
	Principal Financial Group, Inc.	30,146	1,749,674
	ProAssurance Corp.	12,357	483,035
	Progressive Corp. (The)	35,604	2,883,212
#	Prosperity Bancshares, Inc.	10,348	718,048
	Protective Insurance Corp., Class A	1,036	16,939
	Protective Insurance Corp., Class B	1,722	28,499
*	Provident Bancorp, Inc.	533	14,737
	Provident Financial Holdings, Inc.	990	20,562
	Provident Financial Services, Inc.	17,626	426,197
	Prudential Bancorp, Inc.	879	16,059
	Prudential Financial, Inc.	33,608	3,404,826
	Pzena Investment Management, Inc., Class A	2,038	16,589
	QCR Holdings, Inc.	1,402	53,641
	Radian Group, Inc.	1,600	36,480
*	Randolph Bancorp, Inc.	800	12,008
	Raymond James Financial, Inc.	13,346	1,076,622
	RBB Bancorp	2,496	50,170
*	Regional Management Corp.	1,439	34,723
	Regions Financial Corp.	96,306	1,534,155
	Reinsurance Group of America, Inc.	6,379	994,614
	RenaissanceRe Holdings, Ltd.	8,851	1,603,359
	Renasant Corp.	9,364	336,074
	Republic Bancorp, Inc., Class A	2,095	100,078
*	Republic First Bancorp, Inc.	3,400	14,790
	Riverview Bancorp, Inc.	1,676	14,246
#	RLI Corp.	6,955	626,854
	S&P Global, Inc.	13,094	3,207,375
	S&T Bancorp, Inc.	5,521	210,184
	Safety Insurance Group, Inc.	3,426	338,009
	Salisbury Bancorp, Inc.	800	30,800
	Sandy Spring Bancorp, Inc.	6,112	222,721
	Santander Consumer USA Holdings, Inc.	54,974	1,479,350
	SB Financial Group, Inc.	1,621	26,844
	SB One Bancorp	492	11,272
*	Seacoast Banking Corp. of Florida	5,406	146,178
*	Security National Financial Corp., Class A	882	4,507
	SEI Investments Co.	25,979	1,548,089
*	Select Bancorp, Inc.	1,607	18,239
	Selective Insurance Group, Inc.	13,056	981,811
	ServisFirst Bancshares, Inc.	7,396	251,908
	Severn Bancorp, Inc.	1,832	15,425
	Shore Bancshares, Inc.	1,820	29,848
	Sierra Bancorp	1,779	46,379
	Signature Bank	8,118	1,034,720
	Silvercrest Asset Management Group, Inc., Class A	953	13,656
	Simmons First National Corp., Class A	14,970	385,477
	SLM Corp.	90,024	820,119
*	SmartFinancial, Inc.	900	19,521
	Sound Financial Bancorp, Inc.	200	7,000
	South State Corp.	5,889	471,532
*	Southern First Bancshares, Inc.	700	28,546
	Southern Missouri Bancorp, Inc.	700	24,395

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southern National Bancorp of Virginia, Inc.	1,339	$21,317
#	Southside Bancshares, Inc.	5,959	206,301
#*	Spirit of Texas Bancshares, Inc.	722	15,480
	State Auto Financial Corp.	4,621	159,794
	State Street Corp.	15,527	901,963
	Sterling Bancorp	32,173	702,980
	Sterling Bancorp, Inc.	6,145	60,344
	Stewardship Financial Corp.	1,104	17,013
	Stewart Information Services Corp.	4,590	173,640
	Stifel Financial Corp.	14,026	838,895
	Stock Yards Bancorp, Inc.	2,229	85,259
	Summit Financial Group, Inc.	488	12,986
	Summit State Bank	845	10,351
	SunTrust Banks, Inc.	26,866	1,789,276
*	SVB Financial Group	5,445	1,263,077
	Synchrony Financial	130,209	4,671,899
	Synovus Financial Corp.	22,851	872,223
	T Rowe Price Group, Inc.	18,679	2,118,012
	TCF Financial Corp.	34,358	734,574
	TCF Financial Corp.	11,517	484,175
	TD Ameritrade Holding Corp.	16,827	859,860
	Territorial Bancorp, Inc.	1,317	37,864
*	Texas Capital Bancshares, Inc.	7,459	469,395
#	TFS Financial Corp.	21,817	391,833
*	Third Point Reinsurance, Ltd.	23,306	234,924
	Timberland Bancorp, Inc.	618	17,082
	Tiptree, Inc.	3,518	24,028
	Tompkins Financial Corp.	2,031	166,481
	Torchmark Corp.	9,115	832,382
	Towne Bank	13,691	385,265
	Travelers Cos., Inc. (The)	42,492	6,230,177
	TriCo Bancshares	3,293	124,311
*	TriState Capital Holdings, Inc.	3,298	69,258
*	Triumph Bancorp, Inc.	3,953	123,373
	TrustCo Bank Corp. NY	18,825	152,482
#	Trustmark Corp.	14,587	518,422
	Two River Bancorp	685	9,734
	U.S. Bancorp.	8,381	478,974
	UMB Financial Corp.	10,791	736,594
	Umpqua Holdings Corp.	32,129	560,972
	United Bancorp, Inc.	1,200	13,548
	United Bancshares, Inc.	300	6,567
#	United Bankshares, Inc.	17,401	654,104
	United Community Banks, Inc.	13,445	385,871
	United Community Financial Corp.	6,179	62,902
	United Financial Bancorp, Inc.	8,147	116,828
	United Fire Group, Inc.	7,187	375,664
	United Insurance Holdings Corp.	5,155	58,406
	United Security Bancshares	3,542	37,970
	Unity Bancorp, Inc.	600	12,426
	Universal Insurance Holdings, Inc.	9,298	230,683
	Univest Financial Corp.	5,773	158,527
	Unum Group	39,562	1,264,006
#	Valley National Bancorp	62,431	696,730
	Value Line, Inc.	245	6,395
	Veritex Holdings, Inc.	7,108	181,894
#	Virtu Financial, Inc., Class A	15,753	341,525
#	Virtus Investment Partners, Inc.	1,133	121,412
	Voya Financial, Inc.	31,686	1,779,803

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Waddell & Reed Financial, Inc., Class A	16,366	$286,405
	Walker & Dunlop, Inc.	7,179	418,823
	Washington Federal, Inc.	15,665	573,026
	Washington Trust Bancorp, Inc.	2,655	133,361
	Waterstone Financial, Inc.	6,401	108,177
	Webster Financial Corp.	14,318	730,218
	Wellesley Bank	1,081	33,781
	Wells Fargo & Co.	201,908	9,774,366
	WesBanco, Inc.	10,686	390,894
	West Bancorporation, Inc.	2,622	55,534
#	Westamerica Bancorporation	4,107	263,259
*	Western Alliance Bancorp	19,136	946,084
	Western New England Bancorp, Inc.	2,300	21,482
	Westwood Holdings Group, Inc.	1,098	34,367
	Willis Towers Watson P.L.C.	15,669	3,058,902
	Wintrust Financial Corp.	12,587	900,474
	WisdomTree Investments, Inc.	11,800	73,160
*	World Acceptance Corp.	2,207	279,693
	WR Berkley Corp.	23,264	1,614,289
	WSFS Financial Corp.	9,338	395,651
	WVS Financial Corp.	100	1,721
#	Zions Bancorp NA	29,134	1,313,069
TOTAL FINANCIALS			338,598,629
HEALTH CARE — (12.4%)
	Abbott Laboratories	29,193	2,542,710
	AbbVie, Inc.	79,907	5,323,404
*	ABIOMED, Inc.	2,172	605,032
*	Accuray, Inc.	6,422	26,587
*	Achillion Pharmaceuticals, Inc.	15,963	70,397
#*	Acorda Therapeutics, Inc.	6,995	48,475
*	Addus HomeCare Corp.	1,000	80,590
*	Aduro Biotech, Inc.	5,482	7,236
#*	Adverum Biotechnologies, Inc.	3,621	48,558
*	Affimed NV	9,000	27,000
	Agilent Technologies, Inc.	23,928	1,660,842
#*	Agios Pharmaceuticals, Inc.	2,444	117,581
#*	Akebia Therapeutics, Inc.	4,833	20,250
#*	Akorn, Inc.	7,820	29,090
*	Albireo Pharma, Inc.	500	12,945
*	Alexion Pharmaceuticals, Inc.	8,094	916,969
*	Align Technology, Inc.	6,306	1,318,458
*	Alkermes P.L.C.	3,226	74,714
	Allergan P.L.C.	21,138	3,392,649
*	Allscripts Healthcare Solutions, Inc.	32,484	334,585
#*	Alnylam Pharmaceuticals, Inc.	4,046	313,929
#*	AMAG Pharmaceuticals, Inc.	7,067	58,373
*	Amedisys, Inc.	5,572	768,323
#*	American Renal Associates Holdings, Inc.	5,278	40,641
	AmerisourceBergen Corp.	37,987	3,310,567
	Amgen, Inc.	58,703	10,952,806
*	AMN Healthcare Services, Inc.	13,840	738,779
*	Amphastar Pharmaceuticals, Inc.	2,833	57,085
#*	AnaptysBio, Inc.	2,977	159,895
*	AngioDynamics, Inc.	7,077	144,229
#*	ANI Pharmaceuticals, Inc.	1,307	110,559
#*	Anika Therapeutics, Inc.	2,735	150,671
	Anthem, Inc.	22,856	6,733,606
*	Aptevo Therapeutics, Inc.	1,972	1,755

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Ardelyx, Inc.	4,277	$10,308
*	Arena Pharmaceuticals, Inc.	2,544	159,458
*	Assertio Therapeutics, Inc.	1,202	4,123
#*	Atara Biotherapeutics, Inc.	3,132	44,694
*	AtriCure Inc.	3,949	126,684
	Atrion Corp.	364	280,098
*	Audentes Therapeutics, Inc.	2,891	112,518
	Becton Dickinson and Co.	10,763	2,720,886
*	Biogen, Inc.	13,725	3,264,079
*	BioMarin Pharmaceutical, Inc.	7,119	564,679
*	Bio-Rad Laboratories, Inc., Class A	2,283	718,917
#*	BioScrip, Inc.	18,552	52,502
*	BioSpecifics Technologies Corp.	876	50,896
	Bio-Techne Corp.	3,810	800,672
*	BioTelemetry, Inc.	4,746	222,825
#*	Bluebird Bio, Inc.	6,158	808,114
*	Boston Scientific Corp.	69,266	2,941,034
	Bristol-Myers Squibb Co.	83,565	3,711,122
	Bruker Corp.	34,977	1,673,649
*	Cambrex Corp.	3,236	141,737
#	Cantel Medical Corp.	4,819	444,697
	Cardinal Health, Inc.	48,247	2,206,335
*	Cardiovascular Systems, Inc.	4,231	193,907
*	Castlight Health, Inc., Class B	100	161
*	Catalent, Inc.	21,816	1,232,386
*	Celgene Corp.	59,184	5,436,642
*	Centene Corp.	39,108	2,037,136
	Cerner Corp.	44,494	3,187,995
*	Charles River Laboratories International, Inc.	8,160	1,097,846
*	Chembio Diagnostics, Inc.	1,787	10,811
	Chemed Corp.	1,951	790,916
*	ChemoCentryx, Inc.	5,216	41,624
*	Chimerix, Inc.	5,901	21,244
#*	Cidara Therapeutics, Inc.	1,583	2,248
*	Cigna Corp.	39,406	6,695,868
*	Clearside Biomedical, Inc.	4,576	5,171
	Computer Programs & Systems, Inc.	184	4,749
*	Concert Pharmaceuticals, Inc.	800	8,048
	CONMED Corp.	4,320	377,352
	Cooper Cos., Inc. (The)	3,583	1,208,904
#*	Corcept Therapeutics, Inc.	12,907	145,333
*	CorVel Corp.	6,563	559,168
*	Corvus Pharmaceuticals, Inc.	2,175	8,504
#*	Covetrus, Inc.	2,975	70,418
*	Cross Country Healthcare, Inc.	9,956	94,482
*	CryoLife, Inc.	7,198	207,446
*	Cumberland Pharmaceuticals, Inc.	1,705	9,974
*	Cutera, Inc.	1,203	30,749
	CVS Health Corp.	97,210	5,431,123
*	Cymabay Therapeutics, Inc.	3,616	22,347
	Danaher Corp.	30,125	4,232,562
*	DaVita, Inc.	26,040	1,558,494
*	Deciphera Pharmaceuticals, Inc.	3,013	66,587
#*	Denali Therapeutics, Inc.	1,097	23,421
	DENTSPLY SIRONA, Inc.	20,681	1,126,080
*	DexCom, Inc.	2,909	456,335
	Digirad Corp.	150	803
#*	Diplomat Pharmacy, Inc.	7,144	37,649
#*	Eagle Pharmaceuticals, Inc.	2,161	118,552

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Edwards Lifesciences Corp.	7,775	$1,654,909
*	Elanco Animal Health, Inc.	2,706	89,190
*	Electromed, Inc.	2,300	12,259
*	Emergent BioSolutions, Inc.	7,615	336,126
*	Enanta Pharmaceuticals, Inc.	2,047	153,566
	Encompass Health Corp.	2,644	168,793
*	Endo International P.L.C.	20,988	66,532
#*	Enzo Biochem, Inc.	1,646	6,436
#*	Epizyme, Inc.	6,900	91,494
#*	Evolent Health, Inc., Class A	37,387	254,979
#*	Exact Sciences Corp.	9,953	1,145,690
*	Exelixis, Inc.	36,889	784,629
*	Five Prime Therapeutics, Inc.	4,115	21,028
*	FONAR Corp.	776	19,043
*	Genomic Health, Inc.	701	51,152
	Gilead Sciences, Inc.	54,749	3,587,154
*	Globus Medical, Inc., Class A	12,326	561,819
#*	GlycoMimetics, Inc.	3,034	28,004
#*	Guardant Health, Inc.	2,015	189,390
*	Haemonetics Corp.	7,487	914,013
*	Hanger, Inc.	1,900	32,775
*	Harvard Bioscience, Inc.	3,317	8,226
#*	HealthEquity, Inc.	10,034	822,587
*	HealthStream, Inc.	4,750	134,140
*	Henry Schein, Inc.	14,144	941,142
#*	Heska Corp.	1,107	88,715
	Hill-Rom Holdings, Inc.	10,467	1,116,201
*	HMS Holdings Corp.	13,644	476,176
*	Hologic, Inc.	40,915	2,096,894
*	Horizon Therapeutics P.L.C.	15,452	384,600
	Humana, Inc.	9,850	2,922,988
*	ICU Medical, Inc.	2,563	652,130
*	IDEXX Laboratories, Inc.	5,239	1,477,660
*	Illumina, Inc.	4,634	1,387,327
*	Incyte Corp.	4,196	356,324
*	Innoviva, Inc.	10,187	121,022
*	Inogen, Inc.	1,052	64,698
#*	Inovalon Holdings, Inc., Class A	3,820	57,300
*	Inspire Medical Systems, Inc.	2,520	170,428
#*	Insulet Corp.	2,899	356,403
*	Integer Holdings Corp.	4,357	381,368
#*	Integra LifeSciences Holdings Corp.	9,149	579,955
#*	Intellia Therapeutics, Inc.	7,157	129,542
#*	Intra-Cellular Therapies, Inc.	2,471	20,633
#*	IntriCon Corp.	4,500	80,910
*	Intuitive Surgical, Inc.	4,323	2,245,842
#	Invacare Corp.	3,836	20,523
#*	Ionis Pharmaceuticals, Inc.	8,370	551,248
*	IQVIA Holdings, Inc.	11,574	1,842,234
*	Jazz Pharmaceuticals P.L.C.	5,949	829,172
	Johnson & Johnson	175,288	22,826,003
#*	Kala Pharmaceuticals, Inc.	3,757	22,091
#*	Karyopharm Therapeutics, Inc.	3,622	31,910
	Kewaunee Scientific Corp.	534	9,746
*	Kindred Biosciences, Inc.	1,675	11,424
*	Laboratory Corp. of America Holdings	9,338	1,564,302
#*	Lannett Co., Inc.	400	2,828
*	Lantheus Holdings, Inc.	7,641	172,839
#	LeMaitre Vascular, Inc.	4,355	144,107

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	LHC Group, Inc.	5,841	$739,354
#*	Ligand Pharmaceuticals, Inc.	1,699	155,475
#*	Lipocine, Inc.	1,313	2,482
#*	LivaNova P.L.C.	4,817	371,150
	Luminex Corp.	6,816	148,112
*	MacroGenics, Inc.	2,879	41,429
#*	Madrigal Pharmaceuticals, Inc.	552	48,184
*	Magellan Health, Inc.	5,513	387,784
#*	Mallinckrodt P.L.C.	8,123	55,318
*	Masimo Corp.	6,732	1,062,646
	McKesson Corp.	41,951	5,829,091
*	Medidata Solutions, Inc.	5,972	545,662
*	MEDNAX, Inc.	16,172	397,346
#*	Medpace Holdings, Inc.	5,469	430,738
	Medtronic P.L.C.	62,094	6,329,862
	Merck & Co., Inc.	115,273	9,566,506
	Meridian Bioscience, Inc.	4,317	51,588
*	Merit Medical Systems, Inc.	6,597	260,318
*	Merrimack Pharmaceuticals, Inc.	2,200	13,508
*	Mersana Therapeutics, Inc.	5,538	19,383
#	Mesa Laboratories, Inc.	200	50,336
*	Mettler-Toledo International, Inc.	2,599	1,966,793
*	Minerva Neurosciences, Inc.	5,400	35,856
#*	Mirati Therapeutics, Inc.	1,129	119,448
*	Molecular Templates, Inc.	3,072	20,183
*	Molina Healthcare, Inc.	21,102	2,801,924
*	Momenta Pharmaceuticals, Inc.	4,100	46,330
*	Myriad Genetics, Inc.	6,538	190,517
	National Research Corp.	931	62,768
*	Natus Medical, Inc.	3,851	119,651
#*	Nektar Therapeutics	16,098	458,149
*	Neogen Corp.	4,152	296,453
#*	NeoGenomics, Inc.	6,093	148,486
*	Neurocrine Biosciences, Inc.	2,000	192,780
*	NewLink Genetics Corp.	1,938	3,430
*	NextGen Healthcare, Inc.	5,664	92,663
*	Novocure, Ltd.	2,009	167,189
*	NuVasive, Inc.	3,689	245,687
*	Nuvectra Corp.	849	1,800
*	Omnicell, Inc.	4,122	310,016
#*	OPKO Health, Inc.	72,128	152,190
*	OraSure Technologies, Inc.	3,692	30,828
*	Orthofix Medical, Inc.	1,449	77,449
*	Otonomy, Inc.	3,300	9,372
#*	Ovid therapeutics, Inc.	4,442	9,062
#	Owens & Minor, Inc.	6,914	18,737
*	Pacira BioSciences, Inc.	1,924	84,444
*	PDL BioPharma, Inc.	17,391	50,086
#*	Penumbra, Inc.	1,530	256,428
	PerkinElmer, Inc.	8,081	695,936
	Perrigo Co. P.L.C.	7,370	398,054
#*	PetIQ, Inc.	3,429	117,409
*	Pfenex, Inc.	2,224	13,077
	Pfizer, Inc.	238,848	9,276,856
*	PRA Health Sciences, Inc.	12,365	1,235,387
*	Premier, Inc., Class A	12,776	495,070
#*	Prestige Consumer Healthcare, Inc.	5,817	201,268
*	Prothena Corp. P.L.C.	8,464	79,223
*	Providence Service Corp. (The)	1,646	91,748

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Psychemedics Corp.	600	$5,406
	Quest Diagnostics, Inc.	8,777	895,956
*	Quidel Corp.	2,190	129,276
#*	Quorum Health Corp.	3,733	6,197
*	Ra Pharmaceuticals, Inc.	1,700	57,868
*	RadNet, Inc.	5,858	86,288
*	Regeneron Pharmaceuticals, Inc.	4,120	1,255,611
#*	REGENXBIO, Inc.	4,538	201,533
*	Repligen Corp.	5,247	495,264
	ResMed, Inc.	10,493	1,350,449
*	Retrophin, Inc.	3,350	66,297
#*	Rhythm Pharmaceuticals, Inc.	2,267	43,640
*	Rigel Pharmaceuticals, Inc.	10,783	24,585
*	RTI Surgical Holdings, Inc.	7,852	33,450
#*	Sage Therapeutics, Inc.	3,563	571,291
#*	Sangamo Therapeutics, Inc.	7,200	86,472
#*	Sarepta Therapeutics, Inc.	1,768	263,167
*	SeaSpine Holdings Corp.	289	3,673
#*	Seattle Genetics, Inc.	3,292	249,237
*	Sierra Oncology, Inc.	5,140	2,679
	Simulations Plus, Inc.	2,272	88,199
#*	Spectrum Pharmaceuticals, Inc.	6,748	51,150
	STERIS P.L.C.	4,871	725,097
	Stryker Corp.	22,874	4,798,508
*	Supernus Pharmaceuticals, Inc.	4,614	153,969
*	Surmodics, Inc.	1,314	54,794
*	Syndax Pharmaceuticals, Inc.	5,336	51,226
*	Syneos Health, Inc.	16,667	851,517
#*	Synlogic, Inc.	3,260	18,289
#*	Syros Pharmaceuticals, Inc.	52	389
	Taro Pharmaceutical Industries, Ltd.	3,672	296,587
#*	Teladoc Health, Inc.	4,817	328,712
	Teleflex, Inc.	2,478	841,876
*	Tetraphase Pharmaceuticals, Inc.	5,296	1,821
	Thermo Fisher Scientific, Inc.	21,075	5,852,106
#*	Tivity Health, Inc.	7,661	133,684
*	Triple-S Management Corp., Class B	2,207	52,932
#*	Ultragenyx Pharmaceutical Inc.	1,349	81,291
*	United Therapeutics Corp.	8,846	700,957
	UnitedHealth Group, Inc.	90,321	22,490,832
	US Physical Therapy, Inc.	1,213	156,574
#	Utah Medical Products, Inc.	407	37,033
#*	Vanda Pharmaceuticals, Inc.	2,458	30,602
*	Varex Imaging Corp.	5,760	183,110
*	Varian Medical Systems, Inc.	6,834	802,107
*	Veeva Systems, Inc., Class A	7,607	1,262,001
#*	Vericel Corp.	4,909	93,860
*	Vertex Pharmaceuticals, Inc.	8,064	1,343,624
#*	Vocera Communications, Inc.	332	8,522
*	Waters Corp.	6,199	1,305,261
*	WellCare Health Plans, Inc.	8,932	2,565,717
#*	Wright Medical Group NV	7,475	215,729
#*	Xencor, Inc.	3,723	163,886
*	Zafgen, Inc.	2,872	2,614
	Zimmer Biomet Holdings, Inc.	16,347	2,208,970
	Zoetis, Inc.	15,846	1,820,547
#*	Zogenix, Inc.	4,233	203,904
TOTAL HEALTH CARE			255,968,326

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (12.5%)
	3M Co.	24,489	$4,278,718
#	AAON, Inc.	9,209	467,817
	AAR Corp.	6,170	258,276
	ABM Industries, Inc.	19,429	817,767
*	Acacia Research Corp.	3,806	10,619
	ACCO Brands Corp.	15,408	150,690
	Acme United Corp.	500	10,400
	Actuant Corp., Class A	8,274	189,475
	Acuity Brands, Inc.	8,573	1,150,668
#	ADT, Inc.	29,234	185,636
	Advanced Drainage Systems, Inc.	7,577	249,511
*	AECOM	39,064	1,404,351
*	Aegion Corp.	9,894	186,502
#*	Aerojet Rocketdyne Holdings, Inc.	16,542	706,674
*	Aerovironment, Inc.	2,565	140,690
	AGCO Corp.	18,215	1,402,555
	Air Lease Corp.	33,211	1,387,888
*	Air Transport Services Group, Inc.	9,263	215,921
	Aircastle, Ltd.	27,355	568,710
	Alamo Group, Inc.	2,044	200,087
	Alaska Air Group, Inc.	12,015	761,270
	Albany International Corp., Class A	4,826	414,988
	Allegion P.L.C.	6,115	633,147
	Allied Motion Technologies, Inc.	500	19,820
	Allison Transmission Holdings, Inc.	27,079	1,244,280
	Altra Industrial Motion Corp.	11,440	328,671
	AMERCO	6,442	2,493,054
*	Ameresco, Inc., Class A	6,493	92,525
*	American Woodmark Corp.	2,700	229,095
	AMETEK, Inc.	17,568	1,574,269
	AO Smith Corp.	12,611	573,170
	Apogee Enterprises, Inc.	4,771	193,512
	Applied Industrial Technologies, Inc.	9,233	561,736
*	ARC Document Solutions, Inc.	2,577	4,871
	ArcBest Corp.	5,840	174,791
	Arconic, Inc.	21,339	534,329
	Arcosa, Inc.	6,644	249,150
	Argan, Inc.	3,356	138,099
*	Armstrong Flooring, Inc.	2,090	17,472
	Armstrong World Industries, Inc.	6,607	645,570
*	ASGN, Inc.	15,540	979,797
	Astec Industries, Inc.	4,309	140,861
*	Astronics Corp.	5,151	189,763
#*	Astronics Corp., Class B	1,188	44,289
*	Atkore International Group, Inc.	8,777	239,524
*	Avis Budget Group, Inc.	22,510	819,139
	AZZ, Inc.	3,314	154,366
	Barnes Group, Inc.	9,557	497,346
	Barrett Business Services, Inc.	1,389	121,538
#*	Beacon Roofing Supply, Inc.	21,110	764,815
	BG Staffing, Inc.	2,546	42,315
*	Blue Bird Corp.	2,016	41,772
*	BMC Stock Holdings, Inc.	12,581	266,088
	Brady Corp., Class A	5,547	286,946
	Briggs & Stratton Corp.	8,492	80,929
	Brink's Co. (The)	10,118	912,239
*	Builders FirstSource, Inc.	24,160	415,069
#	BWX Technologies, Inc.	11,003	593,172
*	CAI International, Inc.	1,115	25,422

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Carlisle Cos., Inc.	6,748	$973,129
	Caterpillar, Inc.	53,318	7,020,381
*	CBIZ, Inc.	9,062	211,779
*	CECO Environmental Corp.	2,011	18,562
#	CH Robinson Worldwide, Inc.	13,697	1,146,850
*	Chart Industries, Inc.	5,655	427,122
#*	Cimpress NV	4,714	454,665
	Cintas Corp.	8,963	2,334,324
*	CIRCOR International, Inc.	2,327	88,426
*	Civeo Corp.	14,984	24,724
*	Clean Harbors, Inc.	8,082	628,860
#*	Colfax Corp.	21,984	608,517
	Columbus McKinnon Corp.	3,885	149,339
	Comfort Systems USA, Inc.	9,955	418,110
*	Commercial Vehicle Group, Inc.	3,200	25,984
*	Construction Partners, Inc., Class A	2,205	34,464
*	Continental Building Products, Inc.	4,160	102,253
	Copa Holdings SA, Class A	3,689	372,958
*	Copart, Inc.	25,291	1,960,811
*	Cornerstone Building Brands, Inc.	7,677	44,680
*	CoStar Group, Inc.	1,876	1,154,490
*	Covenant Transportation Group, Inc., Class A	3,969	66,878
*	CPI Aerostructures, Inc.	1,133	8,894
	CRA International, Inc.	684	29,699
	Crane Co.	12,658	1,059,475
	CSW Industrials, Inc.	1,566	110,575
	CSX Corp.	17,853	1,256,851
	Cubic Corp.	5,925	392,235
	Cummins, Inc.	28,148	4,616,272
	Curtiss-Wright Corp.	8,982	1,139,906
	Deere & Co.	19,898	3,296,104
	Deluxe Corp.	9,552	426,210
#	Donaldson Co., Inc.	26,476	1,322,476
	Douglas Dynamics, Inc.	4,728	194,321
	Dover Corp.	14,709	1,424,567
*	Ducommun, Inc.	1,219	51,381
*	DXP Enterprises, Inc.	5,236	177,762
*	Dycom Industries, Inc.	6,464	356,554
	Eastern Co. (The)	406	10,256
	Eaton Corp. P.L.C.	23,734	1,950,697
*	Echo Global Logistics, Inc.	5,738	120,842
	EMCOR Group, Inc.	11,929	1,006,688
	Emerson Electric Co.	39,324	2,551,341
	Encore Wire Corp.	4,262	234,069
#*	Energy Recovery, Inc.	3,528	38,737
	EnerSys	8,254	562,180
	Ennis, Inc.	7,441	151,276
	EnPro Industries, Inc.	2,521	179,092
	Equifax, Inc.	10,240	1,424,282
	ESCO Technologies, Inc.	3,707	309,757
#*	Evoqua Water Technologies Corp.	2,300	32,706
#*	ExOne Co. (The)	1,400	11,144
	Expeditors International of Washington, Inc.	23,849	1,820,871
	Exponent, Inc.	10,538	725,014
#	Fastenal Co.	61,336	1,889,149
	Federal Signal Corp.	11,857	369,346
	FedEx Corp.	10,527	1,795,169
	Flowserve Corp.	16,573	829,147
	Fluor Corp.	39,937	1,298,352

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Forrester Research, Inc.	4,222	$199,827
	Fortive Corp.	18,658	1,418,941
	Fortune Brands Home & Security, Inc.	29,718	1,632,707
	Forward Air Corp.	5,320	335,160
*	Franklin Covey Co.	1,000	36,500
	Franklin Electric Co., Inc.	8,686	407,026
*	FreightCar America, Inc.	1,405	7,685
*	FTI Consulting, Inc.	9,087	949,137
*	Gardner Denver Holdings, Inc.	41,232	1,359,419
	GATX Corp.	5,242	402,900
*	Gencor Industries, Inc.	1,295	16,524
*	Generac Holdings, Inc.	12,958	936,863
	General Dynamics Corp.	19,112	3,553,685
	General Electric Co.	294,770	3,080,347
*	Genesee & Wyoming, Inc., Class A	5,435	596,817
*	Gibraltar Industries, Inc.	5,794	240,103
*	GMS, Inc.	8,137	183,164
*	Goldfield Corp. (The)	3,131	7,358
	Gorman-Rupp Co. (The)	3,775	125,406
*	GP Strategies Corp.	2,804	44,528
	Graco, Inc.	31,266	1,503,269
#	GrafTech International, Ltd.	16,162	185,055
	Graham Corp.	400	8,660
	Granite Construction, Inc.	9,174	325,677
*	Great Lakes Dredge & Dock Corp.	9,514	102,085
	Greenbrier Cos., Inc. (The)	12,451	359,958
	Griffon Corp.	6,042	98,787
	H&E Equipment Services, Inc.	11,912	364,626
*	Harsco Corp.	18,453	432,907
*	HD Supply Holdings, Inc.	46,459	1,882,054
#	Healthcare Services Group, Inc.	8,956	214,138
	Heartland Express, Inc.	13,348	264,824
#	HEICO Corp.	5,475	748,706
	HEICO Corp., Class A	8,787	926,062
	Heidrick & Struggles International, Inc.	4,482	133,115
	Helios Technologies, Inc.	3,372	158,349
*	Herc Holdings, Inc.	7,086	319,862
	Herman Miller, Inc.	10,085	457,254
*	Hertz Global Holdings, Inc.	12,837	199,230
	Hexcel Corp.	13,257	1,083,892
*	Hill International, Inc.	3,244	10,219
	Hillenbrand, Inc.	10,474	352,869
	HNI Corp.	7,765	265,874
	Honeywell International, Inc.	34,987	6,033,858
*	Houston Wire & Cable Co.	1,900	8,835
*	Hub Group, Inc., Class A	5,891	267,157
	Hubbell, Inc.	11,619	1,509,076
*	Hudson Technologies, Inc.	2,424	1,486
	Huntington Ingalls Industries, Inc.	7,781	1,776,402
	Hurco Cos., Inc.	600	20,514
*	Huron Consulting Group, Inc.	6,007	366,247
#*	Huttig Building Products, Inc.	2,740	7,097
	Hyster-Yale Materials Handling, Inc.	1,600	98,944
*	IAA Inc.	36,751	1,718,109
	ICF International, Inc.	4,658	396,815
	IDEX Corp.	6,646	1,117,990
*	IES Holdings, Inc.	1,364	24,702
	Illinois Tool Works, Inc.	22,480	3,467,090
	Ingersoll-Rand P.L.C.	23,762	2,938,409

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	InnerWorkings, Inc.	7,179	$26,275
	Insperity, Inc.	8,343	887,278
	Insteel Industries, Inc.	2,902	56,618
	Interface, Inc.	9,097	126,084
	ITT, Inc.	29,854	1,863,487
	Jacobs Engineering Group, Inc.	17,514	1,445,080
	JB Hunt Transport Services, Inc.	6,551	670,626
*	JELD-WEN Holding, Inc.	5,814	127,385
*	JetBlue Airways Corp.	27,992	538,286
	John Bean Technologies Corp.	6,000	711,960
	Johnson Controls International P.L.C.	53,084	2,252,885
	Kadant, Inc.	2,282	213,276
	Kaman Corp.	5,016	318,014
	KAR Auction Services, Inc.	36,751	982,722
	Kelly Services, Inc., Class A	7,921	220,441
	Kennametal, Inc.	15,668	541,799
	Kforce, Inc.	9,003	306,912
	Kimball International, Inc., Class B	5,382	93,324
*	Kirby Corp.	1,689	132,350
#	Knight-Swift Transportation Holdings, Inc.	15,929	570,895
	Knoll, Inc.	6,267	151,975
	Korn Ferry	10,355	406,744
*	Kratos Defense & Security Solutions, Inc.	17,831	439,534
	L3Harris Technologies, Inc.	25,540	5,302,104
	Landstar System, Inc.	5,228	581,720
*	Lawson Products, Inc.	796	33,329
*	LB Foster Co., Class A	958	23,155
	Lennox International, Inc.	4,826	1,237,773
	Lincoln Electric Holdings, Inc.	13,027	1,101,042
#	Lindsay Corp.	1,188	108,369
*	LS Starrett Co. (The), Class A	1,000	5,850
	LSC Communications, Inc.	7,122	7,122
	LSI Industries, Inc.	1,800	7,128
*	Lydall, Inc.	2,892	68,251
#	Macquarie Infrastructure Corp.	6,266	259,663
*	Manitowoc Co., Inc. (The)	5,741	103,051
	ManpowerGroup, Inc.	21,150	1,932,053
	Marten Transport, Ltd.	5,543	111,248
	Masco Corp.	28,748	1,172,056
*	Masonite International Corp.	2,005	106,867
#*	MasTec, Inc.	26,011	1,334,885
	Matthews International Corp., Class A	7,666	261,794
	McGrath RentCorp	5,554	378,283
*	Mercury Systems, Inc.	6,295	513,168
*	Meritor, Inc.	23,825	589,192
#*	Middleby Corp. (The)	9,113	1,224,605
*	Milacron Holdings Corp.	10,781	181,552
	Miller Industries, Inc.	900	28,098
*	Mistras Group, Inc.	3,871	58,684
	Mobile Mini, Inc.	11,404	387,280
	Moog, Inc., Class A	4,688	381,885
*	MRC Global, Inc.	17,222	269,352
#	MSA Safety, Inc.	5,336	562,148
	MSC Industrial Direct Co., Inc., Class A	11,202	795,902
	Mueller Industries, Inc.	5,807	175,313
	Mueller Water Products, Inc., Class A	21,298	216,601
*	MYR Group, Inc.	3,112	112,405
	Navigant Consulting, Inc.	6,703	163,285
*	Navistar International Corp.	14,569	455,136

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Nielsen Holdings P.L.C.	89,327	$2,068,813
*	NL Industries, Inc.	1,570	7,991
#	NN, Inc.	3,098	25,435
	Nordson Corp.	11,500	1,629,090
	Northrop Grumman Corp.	11,562	3,995,480
*	Northwest Pipe Co.	1,100	25,696
*	NOW, Inc.	26,596	325,801
*	NV5 Global, Inc.	2,181	173,324
	nVent Electric P.L.C.	17,052	422,719
	Old Dominion Freight Line, Inc.	7,715	1,288,251
#	Omega Flex, Inc.	391	29,739
*	Orion Group Holdings, Inc.	1,224	4,982
	Oshkosh Corp.	17,734	1,482,030
	PACCAR, Inc.	99,177	6,956,275
*	PAM Transportation Services, Inc.	48	2,804
	Parker-Hannifin Corp.	14,902	2,609,042
	Park-Ohio Holdings Corp.	1,124	34,394
*	Patrick Industries, Inc.	4,554	208,892
*	Patriot Transportation Holding, Inc.	404	6,908
	Pentair P.L.C.	33,442	1,297,884
*	PGT Innovations, Inc.	4,692	75,635
#	Pitney Bowes, Inc.	48,535	196,567
	Powell Industries, Inc.	1,050	38,840
	Preformed Line Products Co.	500	28,885
	Primoris Services Corp.	9,291	194,739
*	Proto Labs, Inc.	3,531	367,577
#	Quad/Graphics, Inc.	5,242	59,287
	Quanex Building Products Corp.	2,223	41,392
	Quanta Services, Inc.	24,816	928,615
*	Radiant Logistics, Inc.	3,151	17,299
	Raven Industries, Inc.	2,635	95,492
	Raytheon Co.	29,224	5,327,243
*	RBC Bearings, Inc.	2,798	455,207
	Regal Beloit Corp.	8,638	687,758
*	Resideo Technologies, Inc.	9,762	184,111
	Resources Connection, Inc.	6,015	105,864
#	REV Group, Inc.	4,519	65,842
*	Rexnord Corp.	16,932	495,938
	Robert Half International, Inc.	40,675	2,457,177
	Rockwell Automation, Inc.	13,399	2,154,291
#	Rollins, Inc.	23,535	789,129
	Roper Technologies, Inc.	4,662	1,695,336
#	RR Donnelley & Sons Co.	3,608	7,288
	Rush Enterprises, Inc., Class A	6,687	251,832
	Rush Enterprises, Inc., Class B	348	13,711
	Ryder System, Inc.	9,464	504,053
*	Saia, Inc.	3,500	267,050
	Schneider National, Inc., Class B	11,758	226,929
#	Scorpio Bulkers, Inc.	5,386	32,370
*	Sensata Technologies Holding P.L.C.	34,920	1,656,256
#*	SiteOne Landscape Supply, Inc.	9,588	708,266
#	Snap-on, Inc.	8,970	1,368,912
*	SP Plus Corp.	2,747	94,854
	Spartan Motors, Inc.	3,151	37,875
	Spirit AeroSystems Holdings, Inc., Class A	17,232	1,324,107
*	SPX Corp.	6,561	228,979
*	SPX FLOW, Inc.	7,258	294,384
	Standex International Corp.	1,282	90,214
	Stanley Black & Decker, Inc.	16,396	2,419,886

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Steelcase, Inc., Class A	15,524	$262,511
*	Sterling Construction Co., Inc.	1,372	17,177
#*	Sunrun, Inc.	25,239	480,803
	Systemax, Inc.	13,866	300,892
#*	Team, Inc.	3,960	65,578
*	Teledyne Technologies, Inc.	4,089	1,191,044
	Tennant Co.	1,764	134,258
	Terex Corp.	11,874	361,563
	Tetra Tech, Inc.	8,750	693,000
*	Textainer Group Holdings, Ltd.	1,000	9,730
	Textron, Inc.	30,651	1,511,094
*	Thermon Group Holdings, Inc.	3,145	79,694
	Timken Co. (The)	13,819	631,667
	Titan International, Inc.	6,299	23,810
*	Titan Machinery, Inc.	1,852	38,410
	Toro Co. (The)	23,303	1,696,924
#*	TPI Composites, Inc.	6,062	155,005
*	TransDigm Group, Inc.	3,741	1,816,031
	TransUnion	14,933	1,236,303
#*	Trex Co., Inc.	4,022	328,799
*	TriMas Corp.	4,787	143,562
*	TriNet Group, Inc.	25,641	1,885,639
	Trinity Industries, Inc.	22,537	441,725
	Triton International, Ltd.	26,095	863,223
#	Triumph Group, Inc.	7,373	178,648
*	TrueBlue, Inc.	9,340	184,652
#*	Tutor Perini Corp.	10,903	142,393
*	Twin Disc, Inc.	1,000	12,070
*	Ultralife Corp.	1,376	12,012
	UniFirst Corp.	2,349	462,448
	Union Pacific Corp.	10,445	1,879,578
	United Parcel Service, Inc., Class B	29,623	3,539,060
*	United Rentals, Inc.	14,693	1,859,399
	United Technologies Corp.	48,235	6,444,196
#*	Univar, Inc.	37,328	825,695
	Universal Forest Products, Inc.	9,153	370,056
	Universal Logistics Holdings, Inc.	1,639	32,272
*	USA Truck, Inc.	1,300	10,556
	Valmont Industries, Inc.	3,833	527,421
*	Vectrus, Inc.	888	35,911
	Verisk Analytics, Inc.	23,307	3,536,138
*	Veritiv Corp.	2,117	36,878
	Viad Corp.	2,443	168,909
*	Vicor Corp.	2,080	61,485
*	Volt Information Sciences, Inc.	3,314	15,211
	VSE Corp.	1,028	30,799
	Wabash National Corp.	8,546	135,283
*	WABCO Holdings, Inc.	11,076	1,466,573
#	Wabtec Corp.	16,129	1,252,901
*	WageWorks, Inc.	3,504	179,300
	Watsco, Inc.	5,603	911,160
	Watts Water Technologies, Inc., Class A	4,478	415,693
#*	Welbilt, Inc.	19,187	315,051
	Werner Enterprises, Inc.	13,608	451,105
*	Wesco Aircraft Holdings, Inc.	14,445	152,106
*	WESCO International, Inc.	14,356	728,423
*	Willdan Group, Inc.	407	14,237
*	Willis Lease Finance Corp.	474	29,507
*	WillScot Corp.	15,773	251,106

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Woodward, Inc.	11,090	$1,242,524
	WW Grainger, Inc.	9,528	2,772,934
#*	XPO Logistics, Inc.	16,377	1,105,120
	Xylem, Inc.	19,524	1,567,582
#*	YRC Worldwide, Inc.	3,057	9,966
TOTAL INDUSTRIALS			258,261,006
INFORMATION TECHNOLOGY — (20.3%)
*	A10 Networks Inc.	2,977	22,566
*	Acacia Communications, Inc.	6,401	429,955
	Accenture P.L.C., Class A	43,563	8,389,362
*	ACI Worldwide, Inc.	18,655	626,062
*	Adesto Technologies Corp.	3,459	29,471
*	Adobe, Inc.	24,327	7,270,367
	ADTRAN, Inc.	9,073	100,801
#*	Advanced Micro Devices, Inc.	51,855	1,578,985
*	Agilysys, Inc.	1,572	38,561
*	Akamai Technologies, Inc.	10,100	890,113
*	Alarm.com Holdings, Inc.	3,861	192,702
	Alliance Data Systems Corp.	10,234	1,605,919
	Amdocs, Ltd.	19,391	1,240,830
	American Software, Inc., Class A	1,400	18,648
*	Amkor Technology, Inc.	32,186	297,077
*	Amtech Systems, Inc.	1,892	11,125
	Analog Devices, Inc.	11,288	1,325,888
*	Anixter International, Inc.	7,471	480,834
*	ANSYS, Inc.	6,254	1,270,312
#*	Appfolio, Inc., Class A	1,445	139,515
	Apple, Inc.	379,379	80,822,902
	Applied Materials, Inc.	71,884	3,548,913
#*	Applied Optoelectronics, Inc.	821	8,218
*	Arista Networks, Inc.	2,918	797,927
*	Arlo Technologies, Inc.	11,974	51,488
*	Arrow Electronics, Inc.	19,908	1,445,520
*	Aspen Technology, Inc.	7,663	1,010,520
#*	Asure Software, Inc.	1,020	9,231
*	Atlassian Corp. P.L.C., Class A	1,914	268,190
*	Autodesk, Inc.	13,118	2,048,638
	Automatic Data Processing, Inc.	32,663	5,439,043
*	Avaya Holdings Corp.	15,777	189,955
*	Avid Technology, Inc.	2,813	28,833
	Avnet, Inc.	21,529	977,847
*	Aware, Inc.	500	1,415
*	AXT, Inc.	2,116	9,035
	Badger Meter, Inc.	2,964	158,544
	Bel Fuse, Inc., Class B	878	14,478
	Belden, Inc.	5,498	249,939
	Benchmark Electronics, Inc.	8,185	221,486
*	Black Knight, Inc.	16,703	1,057,634
	Blackbaud, Inc.	6,067	552,097
	Booz Allen Hamilton Holding Corp.	21,189	1,456,744
*	Bottomline Technologies De, Inc.	3,516	147,988
*	Brightcove, Inc.	4,594	57,333
	Broadcom, Inc.	13,540	3,926,465
	Broadridge Financial Solutions, Inc.	11,542	1,467,219
	Brooks Automation, Inc.	7,442	288,750
	Cabot Microelectronics Corp.	3,765	458,012
*	CACI International, Inc., Class A	4,202	904,060
*	Cadence Design Systems, Inc.	20,582	1,521,216

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CalAmp Corp.	2,229	$24,876
*	Calix, Inc.	5,447	34,207
#*	Carbonite, Inc.	6,338	113,640
*	Cardtronics P.L.C., Class A	10,306	293,515
	Cass Information Systems, Inc.	1,580	80,438
	CDK Global, Inc.	18,357	952,178
	CDW Corp.	15,481	1,829,235
#*	Ceridian HCM Holding, Inc.	1,700	90,627
*	CEVA, Inc.	2,935	81,534
*	Ciena Corp.	30,944	1,399,288
*	Cirrus Logic, Inc.	3,978	195,121
	Cisco Systems, Inc.	251,875	13,953,875
*	Cision, Ltd.	19,436	201,940
	Citrix Systems, Inc.	13,329	1,256,125
*	Clearfield, Inc.	1,200	15,900
#*	ClearOne, Inc.	1,716	3,707
#*	Cloudera, Inc.	15,403	92,110
	Cognex Corp.	10,793	475,000
	Cognizant Technology Solutions Corp., Class A	37,602	2,449,394
*	Coherent, Inc.	3,204	444,875
	Cohu, Inc.	5,249	79,575
*	CommScope Holding Co., Inc.	8,901	127,106
*	CommVault Systems, Inc.	3,665	166,538
*	Computer Task Group, Inc.	2,600	11,440
	Comtech Telecommunications Corp.	4,990	148,502
*	Conduent, Inc.	31,474	286,413
*	Control4 Corp.	4,003	95,712
*	CoreLogic, Inc.	16,467	750,401
#*	Coupa Software, Inc.	3,310	449,200
*	Cray, Inc.	6,525	226,026
	CSG Systems International, Inc.	7,754	397,315
*	CyberOptics Corp.	483	6,496
	Daktronics, Inc.	4,036	25,588
*	DASAN Zhone Solutions, Inc.	1,582	15,931
*	Dell Technologies, Class C	6,656	384,317
#*	Diebold Nixdorf, Inc.	3,154	43,872
*	Digi International, Inc.	2,612	34,296
#*	DocuSign, Inc.	3,200	165,504
	Dolby Laboratories, Inc., Class A	5,867	399,543
*	Dropbox, Inc., Class A	1,900	44,764
*	DSP Group, Inc.	1,896	30,563
	DXC Technology Co.	39,286	2,190,980
#	Ebix, Inc.	4,775	219,793
*	EchoStar Corp., Class A	8,357	380,411
*	EMCORE Corp.	1,184	3,528
*	Endurance International Group Holdings, Inc.	39,008	184,898
*	Envestnet, Inc.	3,721	265,717
*	EPAM Systems, Inc.	7,371	1,428,426
*	ePlus, Inc.	2,542	192,938
*	Euronet Worldwide, Inc.	8,835	1,377,465
	EVERTEC, Inc.	17,184	550,232
*	ExlService Holdings, Inc.	6,245	429,594
*	Extreme Networks, Inc.	3,197	26,024
*	F5 Networks, Inc.	7,487	1,098,493
*	Fabrinet	3,800	203,984
*	Fair Isaac Corp.	4,534	1,575,202
*	FARO Technologies, Inc.	3,724	198,824
	Fidelity National Information Services, Inc.	30,072	4,007,050
*	Finisar Corp.	20,405	480,130

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Fiserv, Inc.	46,750	$4,928,850
#*	Fitbit, Inc., Class A	36,521	153,388
*	FleetCor Technologies, Inc.	8,800	2,500,696
*	Flex, Ltd.	21,983	245,110
	FLIR Systems, Inc.	12,692	630,285
*	FormFactor, Inc.	11,485	192,718
*	Fortinet, Inc.	10,500	843,255
*	Frequency Electronics, Inc.	1,723	20,090
*	Gartner, Inc.	7,263	1,011,954
	Genpact, Ltd.	25,252	1,001,999
	Global Payments, Inc.	11,359	1,907,403
	GlobalSCAPE, Inc.	2,764	38,558
*	Globant SA	4,454	472,124
*	GoDaddy, Inc., Class A	10,571	775,700
*	GSI Technology, Inc.	2,247	18,470
#*	GTT Communications, Inc.	9,048	109,481
*	Guidewire Software, Inc.	6,614	675,157
	Hackett Group, Inc. (The)	4,000	65,680
*	Harmonic, Inc.	9,882	73,819
	Hewlett Packard Enterprise Co.	144,284	2,073,361
	HP, Inc.	95,782	2,015,253
*	HubSpot, Inc.	1,883	336,530
*	I3 Verticals, Inc., Class A	1,689	48,255
*	Ichor Holdings, Ltd.	4,111	103,638
#*	ID Systems, Inc.	2,102	12,885
#*	Immersion Corp.	4,600	36,984
#*	Infinera Corp.	27,228	105,100
#*	Inphi Corp.	3,230	194,478
*	Insight Enterprises, Inc.	6,419	353,173
	Intel Corp.	238,699	12,066,234
	InterDigital, Inc.	3,428	220,866
#*	Internap Corp.	200	596
	International Business Machines Corp.	72,399	10,732,428
*	Intevac, Inc.	1,900	9,766
	Intuit, Inc.	21,758	6,033,711
*	Iteris, Inc.	2,900	15,689
*	Itron, Inc.	5,355	332,010
#	j2 Global, Inc.	10,355	922,527
	Jack Henry & Associates, Inc.	5,680	793,496
	Juniper Networks, Inc.	31,636	854,805
	KBR, Inc.	44,438	1,172,274
*	Key Tronic Corp.	334	1,647
*	Keysight Technologies, Inc.	14,755	1,320,868
*	Kimball Electronics, Inc.	1,207	19,191
	KLA Corp.	16,983	2,315,123
*	Knowles Corp.	14,303	291,066
*	Kopin Corp.	5,600	6,496
	Kulicke & Soffa Industries, Inc.	8,480	191,902
*	KVH Industries, Inc.	1,119	11,302
	Lam Research Corp.	22,819	4,760,272
*	Lattice Semiconductor Corp.	3,688	71,326
	Leidos Holdings, Inc.	16,707	1,371,645
*	Limelight Networks, Inc.	9,772	26,482
*	LiveRamp Holdings, Inc.	12,127	638,972
	LogMeIn, Inc.	9,610	730,072
#*	Lumentum Holdings, Inc.	6,055	342,895
*	Luna Innovations, Inc.	6,774	34,886
#*	MagnaChip Semiconductor Corp.	3,441	38,023
*	MAM Software Group, Inc.	1,953	20,741

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Manhattan Associates, Inc.	8,544	$726,155
	ManTech International Corp., Class A	5,183	356,487
#	Marvell Technology Group, Ltd.	41,654	1,093,834
	Mastercard, Inc., Class A	79,574	21,665,613
	MAXIMUS, Inc.	12,054	886,089
#*	MaxLinear, Inc.	7,148	157,113
	Methode Electronics, Inc.	2,769	82,932
	Microsoft Corp.	316,759	43,164,749
*	MicroStrategy, Inc., Class A	1,106	151,223
*	Mimecast, Ltd.	1,716	81,682
	MKS Instruments, Inc.	5,684	483,879
#*	MoneyGram International, Inc.	4,365	10,694
#*	MongoDB, Inc.	1,167	167,138
	Monolithic Power Systems, Inc.	2,310	342,250
	Monotype Imaging Holdings, Inc.	3,966	79,201
	Motorola Solutions, Inc.	11,789	1,956,502
*	Nanometrics, Inc.	3,370	105,751
	National Instruments Corp.	16,237	678,057
#*	NCR Corp.	25,960	877,708
	NetApp, Inc.	24,218	1,416,511
*	NETGEAR, Inc.	6,047	204,691
*	Netscout Systems, Inc.	17,095	445,154
*	New Relic, Inc.	2,518	234,602
	NIC, Inc.	9,866	178,969
*	Novanta, Inc.	5,473	460,225
*	Nuance Communications, Inc.	44,026	732,593
#*	Nutanix, Inc., Class A	5,770	130,979
	NVE Corp.	386	25,947
	NVIDIA Corp.	38,814	6,548,698
*	Okta, Inc.	2,062	269,771
*	OneSpan, Inc.	4,089	59,781
	Oracle Corp.	168,521	9,487,732
*	OSI Systems, Inc.	3,192	359,291
*	Palo Alto Networks, Inc.	1,958	443,565
#*	PAR Technology Corp.	1,359	35,320
	Paychex, Inc.	25,045	2,079,987
#*	Paycom Software, Inc.	6,879	1,656,119
*	Paylocity Holding Corp.	3,759	383,756
*	PayPal Holdings, Inc.	43,496	4,801,958
	PC Connection, Inc.	2,867	93,780
*	PCM, Inc.	600	20,898
	PC-Tel, Inc.	8,847	40,873
#*	PDF Solutions, Inc.	2,200	29,370
	Pegasystems, Inc.	6,779	512,492
*	Perficient, Inc.	2,924	99,913
	Perspecta, Inc.	24,715	576,601
*	PFSweb, Inc.	1,693	6,230
*	Photronics, Inc.	6,810	65,580
#*	Pivotal Software, Inc., Class A	6,142	58,226
	Plantronics, Inc.	5,841	224,294
	Power Integrations, Inc.	2,673	243,430
	Presidio, Inc.	5,748	80,472
*	PRGX Global, Inc.	1,900	10,659
	Progress Software Corp.	11,017	476,926
*	Proofpoint, Inc.	3,205	404,471
*	PTC, Inc.	3,649	247,329
#*	Pure Storage, Inc., Class A	17,880	270,703
	QAD, Inc., Class A	1,155	49,827
	QUALCOMM, Inc.	93,233	6,820,926

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Qualys, Inc.	4,646	$402,158
*	Rambus, Inc.	9,125	113,697
*	RealNetworks, Inc.	2,200	3,388
*	RealPage, Inc.	9,172	573,067
*	Ribbon Communications, Inc.	4,779	23,513
	Richardson Electronics, Ltd.	500	2,835
*	RingCentral, Inc., Class A	3,191	453,058
*	Rudolph Technologies, Inc.	3,224	86,790
	Sabre Corp.	60,957	1,433,099
#*	SailPoint Technologies Holding, Inc.	9,066	191,655
*	salesforce.com, Inc.	19,415	2,999,617
	Sapiens International Corp. NV	1,234	19,855
*	ScanSource, Inc.	5,587	189,679
	Science Applications International Corp.	13,135	1,121,335
*	Seachange International, Inc.	5,000	10,050
*	Semtech Corp.	5,448	288,036
*	ServiceNow, Inc.	4,508	1,250,474
*	ServiceSource International, Inc.	4,898	4,409
#*	ShotSpotter, Inc.	2,586	97,208
*	Sigmatron International, Inc.	497	2,102
*	Silicon Laboratories, Inc.	3,124	350,544
*	Smith Micro Software, Inc.	6,724	40,277
*	Splunk, Inc.	4,996	676,009
*	SPS Commerce, Inc.	1,467	164,055
*	Square, Inc., Class A	6,027	484,631
	SS&C Technologies Holdings, Inc.	28,153	1,349,936
*	StarTek, Inc.	1,400	9,394
#*	Stratasys, Ltd.	6,894	192,274
*	Super Micro Computer, Inc.	4,918	90,049
*	Sykes Enterprises, Inc.	10,168	287,653
	Symantec Corp.	13,395	288,796
#*	Synaptics, Inc.	2,318	74,593
*	Synchronoss Technologies, Inc.	5,296	42,845
	SYNNEX Corp.	10,332	1,018,115
*	Synopsys, Inc.	11,190	1,485,584
*	Tableau Software, Inc., Class A	3,507	594,542
	TE Connectivity, Ltd.	5,294	489,166
*	Tech Data Corp.	7,383	748,193
*	Telaria, Inc.	6,046	48,973
*	Telenav, Inc.	2,293	21,623
*	Teradata Corp.	23,082	845,263
	Teradyne, Inc.	36,238	2,019,544
	TESSCO Technologies, Inc.	626	9,215
	TiVo Corp.	15,131	114,693
	Total System Services, Inc.	14,519	1,970,519
#*	Trade Desk, Inc. (The), Class A	3,561	937,647
	TransAct Technologies, Inc.	300	3,588
*	Trimble, Inc.	18,899	798,672
	TTEC Holdings, Inc.	5,825	273,309
#*	Twilio, Inc., Class A	4,085	568,264
*	Tyler Technologies, Inc.	2,943	686,749
#	Ubiquiti Networks, Inc.	2,640	339,847
#*	Unisys Corp.	6,140	76,075
	Universal Display Corp.	2,110	445,379
*	Upland Software, Inc.	302	13,285
*	Verint Systems, Inc.	9,133	528,527
*	VeriSign, Inc.	8,351	1,762,813
*	ViaSat, Inc.	8,532	696,126
*	Viavi Solutions, Inc.	26,161	383,782

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Virtusa Corp.	4,344	$194,090
#	Visa, Inc., Class A	132,813	23,640,714
*	Vishay Precision Group, Inc.	335	13,648
	VMware, Inc., Class A	3,396	592,568
	Western Union Co. (The)	64,196	1,348,116
*	WEX, Inc.	7,379	1,609,138
*	Workday, Inc., Class A	3,194	638,736
	Xerox Corp.	42,307	1,358,055
	Xilinx, Inc.	20,922	2,389,502
	Xperi Corp.	4,264	91,036
*	Zebra Technologies Corp., Class A	5,371	1,132,690
#*	Zendesk, Inc.	6,121	511,471
*	Zix Corp.	2,090	19,040
TOTAL INFORMATION TECHNOLOGY			421,171,898
MATERIALS — (3.2%)
*	AdvanSix, Inc.	5,770	147,943
*	AgroFresh Solutions, Inc.	3,791	5,649
#	Albemarle Corp.	19,807	1,445,119
*	Amcor, PLC	81,283	861,600
	American Vanguard Corp.	6,217	88,779
*	Ampco-Pittsburgh Corp.	1,800	6,516
	AptarGroup, Inc.	12,240	1,481,285
	Ashland Global Holdings, Inc.	11,871	943,507
	Avery Dennison Corp.	14,194	1,630,465
*	Axalta Coating Systems, Ltd.	81,217	2,406,460
	Balchem Corp.	4,275	438,786
	Ball Corp.	50,863	3,635,687
*	Berry Global Group, Inc.	34,122	1,537,196
	Boise Cascade Co.	9,523	257,121
	Celanese Corp.	8,737	980,029
	Chase Corp.	1,529	158,374
	Chemours Co. (The)	36,199	690,315
*	Clearwater Paper Corp.	2,428	47,662
*	Coeur Mining, Inc.	33,561	154,381
	Commercial Metals Co.	6,794	118,963
#	Compass Minerals International, Inc.	7,740	432,279
*	Corteva, Inc.	12,736	375,712
*	Crown Holdings, Inc.	29,362	1,879,462
	Domtar Corp.	5,740	243,663
*	Dow, Inc.	15,066	729,797
	DuPont de Nemours, Inc.	12,736	919,030
	Eastman Chemical Co.	5,734	432,057
	Ecolab, Inc.	20,856	4,207,281
*	Element Solutions, Inc.	57,074	571,881
*	Ferro Corp.	22,476	331,071
	Ferroglobe P.L.C.	7,336	11,077
	FMC Corp.	16,390	1,416,424
	FutureFuel Corp.	5,003	58,285
*	GCP Applied Technologies, Inc.	13,183	290,421
	Graphic Packaging Holding Co.	46,070	684,600
	Greif, Inc., Class A	7,653	267,549
	Greif, Inc., Class B	1,339	57,577
	Hawkins, Inc.	1,225	53,496
	Haynes International, Inc.	347	10,327
	HB Fuller Co.	13,059	624,351
#	Hecla Mining Co.	46,245	85,553
	Huntsman Corp.	47,081	967,514
*	Ingevity Corp.	6,430	633,612

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Innophos Holdings, Inc.	2,662	$72,326
	Innospec, Inc.	5,686	530,959
#	International Flavors & Fragrances, Inc.	10,514	1,513,911
	International Paper Co.	37,204	1,633,628
*	Koppers Holdings, Inc.	2,305	62,926
*	Kraton Corp.	6,001	184,051
#	Kronos Worldwide, Inc.	12,911	173,136
#*	Livent Corp.	22,215	143,065
	Louisiana-Pacific Corp.	18,752	490,177
*	LSB Industries, Inc.	1,000	4,990
	LyondellBasell Industries NV, Class A	10,296	861,672
	Martin Marietta Materials, Inc.	2,098	519,779
	Materion Corp.	3,829	237,896
	Mercer International, Inc.	9,541	124,319
	Minerals Technologies, Inc.	8,295	441,709
	Mosaic Co. (The)	13,356	336,438
	Myers Industries, Inc.	8,836	142,878
	Neenah, Inc.	3,136	206,067
#	NewMarket Corp.	2,756	1,161,957
	Newmont Goldcorp Corp.	27,922	1,019,711
	Northern Technologies International Corp.	1,000	11,300
*	OMNOVA Solutions, Inc.	5,800	57,710
	Packaging Corp. of America	9,427	951,844
	PH Glatfelter Co.	6,681	109,034
	PolyOne Corp.	7,683	251,772
	PPG Industries, Inc.	33,786	3,966,138
*	PQ Group Holdings, Inc.	2,891	45,071
	Quaker Chemical Corp.	1,340	251,103
#	Rayonier Advanced Materials, Inc.	8,900	41,385
	Reliance Steel & Aluminum Co.	19,853	1,984,307
#	Royal Gold, Inc.	4,773	546,270
	RPM International, Inc.	22,665	1,537,367
*	Ryerson Holding Corp.	4,643	37,887
	Schnitzer Steel Industries, Inc., Class A	4,535	120,767
#	Scotts Miracle-Gro Co. (The)	15,624	1,752,700
#	Sealed Air Corp.	33,303	1,391,732
	Sensient Technologies Corp.	8,535	581,831
	Sherwin-Williams Co. (The)	7,858	4,031,468
	Silgan Holdings, Inc.	25,977	780,869
	Sonoco Products Co.	21,035	1,262,731
	Stepan Co.	4,943	490,098
	Synalloy Corp.	300	5,094
*	Trecora Resources	500	4,745
	Tredegar Corp.	2,773	46,226
	Trinseo SA	9,167	355,771
*	UFP Technologies, Inc.	760	33,106
*	Universal Stainless & Alloy Products, Inc.	601	9,724
#*	US Concrete, Inc.	1,620	76,286
	Valvoline, Inc.	50,091	1,011,337
*	Verso Corp., Class A	2,362	38,217
	Vulcan Materials Co.	8,618	1,192,300
	Westlake Chemical Corp.	8,076	545,695
	WestRock Co.	9,816	353,867
	Worthington Industries, Inc.	9,898	398,098
#	WR Grace & Co.	4,844	328,472
TOTAL MATERIALS			66,782,773
REAL ESTATE — (0.3%)
	Alexander & Baldwin, Inc.	6,019	141,507

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Altisource Portfolio Solutions SA	510	$10,710
*	CBRE Group, Inc., Class A	56,884	3,015,421
	Consolidated-Tomoka Land Co.	572	35,876
#*	Forestar Group, Inc.	740	15,288
*	FRP Holdings, Inc.	837	41,498
	Griffin Industrial Realty, Inc.	600	23,316
*	Howard Hughes Corp. (The)	4,175	563,625
	Jones Lang LaSalle, Inc.	12,338	1,797,523
*	JW Mays, Inc.	248	8,695
*	Marcus & Millichap, Inc.	6,835	226,922
#*	Maui Land & Pineapple Co., Inc.	7,404	83,887
	Newmark Group, Inc., Class A	15,617	153,984
*	Rafael Holdings, Inc., Class B	1,730	35,811
	RE/MAX Holdings, Inc., Class A	3,270	95,092
#	Realogy Holdings Corp.	19,187	99,964
	RMR Group, Inc. (The), Class A	3,772	185,733
#*	St Joe Co. (The)	5,730	110,245
*	Stratus Properties, Inc.	321	9,059
TOTAL REAL ESTATE			6,654,156
UTILITIES — (1.0%)
	American States Water Co.	9,309	721,168
	American Water Works Co., Inc.	20,355	2,336,347
	Aqua America, Inc.	39,878	1,672,882
*	AquaVenture Holdings, Ltd.	3,694	63,648
	Atmos Energy Corp.	10,082	1,099,341
	Avangrid, Inc.	2,582	130,520
	California Water Service Group	11,633	621,086
	Chesapeake Utilities Corp.	2,228	208,229
	Clearway Energy, Inc., Class A	5,815	99,843
	Clearway Energy, Inc., Class C	10,478	188,814
	Connecticut Water Service, Inc.	3,157	220,674
	Consolidated Edison, Inc.	26,699	2,268,347
	Consolidated Water Co., Ltd.	163	2,287
	Eversource Energy	36,091	2,737,863
#	Genie Energy, Ltd., Class B	102	1,124
	Middlesex Water Co.	3,825	239,560
	New Jersey Resources Corp.	18,798	937,456
	Northwest Natural Holding Co.	6,141	438,590
	ONE Gas, Inc.	9,892	901,953
	Ormat Technologies, Inc.	11,734	769,164
	Pattern Energy Group, Inc., Class A	27,600	632,868
#*	PG&E Corp.	34,715	629,383
	SJW Group	5,899	382,786
#	South Jersey Industries, Inc.	22,212	756,319
	Southwest Gas Holdings, Inc.	13,412	1,192,461
	Spire, Inc.	10,026	826,243
	TerraForm Power, Inc., Class A	47,305	728,970
	UGI Corp.	12,764	652,113
	Unitil Corp.	2,002	117,257
	York Water Co. (The)	1,961	70,537
TOTAL UTILITIES			21,647,833
TOTAL COMMON STOCKS			1,985,274,897

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 2.260%	3,853,993	3,853,993

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§	DFA Short Term Investment Fund	7,107,465	$82,240,483
TOTAL INVESTMENTS — (100.0%)
(Cost $1,532,019,535)^^			$2,071,369,373
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$194,346,708	—	—	$194,346,708
Consumer Discretionary	272,475,084	$300	—	272,475,384
Consumer Staples	111,569,146	—	—	111,569,146
Energy	37,799,038	—	—	37,799,038
Financials	338,584,657	13,972	—	338,598,629
Health Care	255,968,326	—	—	255,968,326
Industrials	258,261,006	—	—	258,261,006
Information Technology	421,171,898	—	—	421,171,898
Materials	66,782,773	—	—	66,782,773
Real Estate	6,654,156	—	—	6,654,156
Utilities	21,647,833	—	—	21,647,833
Temporary Cash Investments	3,853,993	—	—	3,853,993
Securities Lending Collateral	—	82,240,483	—	82,240,483
TOTAL	$1,989,114,618	$82,254,755	—	$2,071,369,373

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.0%)
AUSTRALIA — (5.5%)
	A2B Australia, Ltd.	17,255	$21,158
	Accent Group, Ltd.	47,925	49,470
	Adairs, Ltd.	7,029	6,873
#*	Afterpay Touch Group, Ltd.	11,607	208,419
#	Ainsworth Game Technology, Ltd.	11,413	5,490
	ALS, Ltd.	90,498	443,661
	Altium, Ltd.	15,373	382,292
	AMA Group, Ltd.	28,681	28,512
#*	Amaysim Australia, Ltd.	34,147	17,698
	AMP, Ltd.	582,372	708,395
	AP Eagers, Ltd.	13,391	102,537
	APA Group	62,345	469,580
	Apollo Tourism & Leisure, Ltd.	13,090	3,788
	Appen, Ltd.	19,004	393,042
	ARB Corp., Ltd.	5,263	66,403
	Ardent Leisure Group, Ltd.	30,005	24,108
	Aristocrat Leisure, Ltd.	29,760	619,278
	Atlas Arteria, Ltd.	92,106	513,360
	AUB Group, Ltd.	6,311	51,284
*	Aurelia Metals, Ltd.	31,225	10,777
	Ausdrill, Ltd.	150,951	202,271
	Austal, Ltd.	74,939	207,002
	Australia & New Zealand Banking Group, Ltd.	92,788	1,763,406
	Australian Finance Group, Ltd.	11,264	14,878
	Australian Pharmaceutical Industries, Ltd.	123,165	121,161
	Auswide Bank, Ltd.	3,218	12,133
#	Automotive Holdings Group, Ltd.	56,315	119,452
	Aveo Group	57,209	79,996
	Bank of Queensland, Ltd.	47,483	302,451
	Bapcor, Ltd.	50,491	215,328
	Beach Energy, Ltd.	639,902	922,415
	Bell Financial Group, Ltd.	28,791	19,428
#*	Bellamy's Australia, Ltd.	6,252	42,772
#	Bingo Industries, Ltd.	97,388	159,522
#	Blackmores, Ltd.	3,409	208,176
	Boral, Ltd.	92,346	323,637
	Brambles, Ltd.	121,207	1,084,187
	Bravura Solutions, Ltd.	23,061	77,079
	Breville Group, Ltd.	12,856	168,444
	Brickworks, Ltd.	8,530	97,295
#	BWX, Ltd.	22,669	34,179
	Caltex Australia, Ltd.	94,643	1,740,773
*	Cardno, Ltd.	42,097	26,381
	carsales.com, Ltd.	41,415	416,203
	Cedar Woods Properties, Ltd.	15,202	66,603
#	Challenger, Ltd.	101,476	488,851
#	Citadel Group, Ltd. (The)	2,860	8,863
	Clean Seas Seafood, Ltd.	14,344	8,809
	Clinuvel Pharmaceuticals, Ltd.	2,590	57,459
	CML Group, Ltd.	68,344	21,689
	Coca-Cola Amatil, Ltd.	83,492	604,286
	Cochlear, Ltd.	4,720	709,178
#	Codan, Ltd.	6,374	17,568
*	Coles Group, Ltd.	117,271	1,138,605
#	Collection House, Ltd.	24,532	20,558

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Collins Foods, Ltd.	12,859	$76,108
	Commonwealth Bank of Australia	69,340	3,891,470
	Computershare, Ltd.	60,980	656,893
#	Corporate Travel Management, Ltd.	10,572	165,475
	Credit Corp. Group, Ltd.	8,405	143,705
	Crown Resorts, Ltd.	12,756	103,137
*	CSG, Ltd.	27,740	3,424
	CSL, Ltd.	17,356	2,708,271
	CSR, Ltd.	106,659	291,623
	Data#3, Ltd.	4,250	7,357
	Decmil Group, Ltd.	13,977	8,670
	Dicker Data, Ltd.	5,460	24,999
	Domain Holdings Australia, Ltd.	47,193	97,065
#	Domino's Pizza Enterprises, Ltd.	5,648	148,673
	DuluxGroup, Ltd.	89,595	571,331
	DWS, Ltd.	10,135	8,346
	Eclipx Group, Ltd.	56,400	55,784
	Elanor Investor Group	5,147	6,693
	Elders, Ltd.	31,351	157,475
*	Emeco Holdings, Ltd.	20,889	32,497
*	EML Payments, Ltd.	20,274	44,818
	EQT Holdings, Ltd.	1,744	35,821
	ERM Power, Ltd.	18,551	22,943
	Estia Health, Ltd.	7,392	13,617
	EVENT Hospitality and Entertainment, Ltd.	14,335	121,781
	Evolution Mining, Ltd.	106,933	362,928
	FlexiGroup, Ltd.	71,549	89,065
	Flight Centre Travel Group, Ltd.	9,828	309,082
	Fortescue Metals Group, Ltd.	409,002	2,302,767
	Freedom Foods Group, Ltd.	4,272	13,869
#*	Galaxy Resources, Ltd.	28,503	24,676
#	Genworth Mortgage Insurance Australia, Ltd.	51,269	118,587
#*	Gold Road Resources, Ltd.	19,058	17,871
	GUD Holdings, Ltd.	8,605	55,744
	GWA Group, Ltd.	37,983	92,871
	Hansen Technologies, Ltd.	35,326	92,682
#	Harvey Norman Holdings, Ltd.	78,630	235,475
	Healius, Ltd.	108,684	217,874
	Helloworld Travel, Ltd.	2,504	8,175
#	HT&E, Ltd.	55,611	66,360
#	HUB24, Ltd.	3,753	31,729
	Huon Aquaculture Group, Ltd.	3,674	11,733
	Iluka Resources, Ltd.	46,052	300,483
	Imdex, Ltd.	15,311	13,961
*	IMF Bentham, Ltd.	36,088	84,282
	Independence Group NL	110,186	399,019
	Infigen Energy	229,945	74,355
	Infomedia, Ltd.	36,631	51,221
#	Inghams Group, Ltd.	27,394	75,901
	Insurance Australia Group, Ltd.	204,269	1,203,093
	Integral Diagnostics, Ltd.	10,572	23,854
	Integrated Research, Ltd.	8,063	15,148
#	InvoCare, Ltd.	20,340	217,273
#	IOOF Holdings, Ltd.	41,922	166,571
	IPH, Ltd.	12,754	72,417
	IRESS, Ltd.	24,659	235,813
#*	iSelect, Ltd.	14,507	6,343
*	iSentia Group, Ltd.	11,748	2,080
	James Hardie Industries P.L.C.	55,089	745,073

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Japara Healthcare, Ltd.	20,935	$14,964
#	JB Hi-Fi, Ltd.	29,012	595,127
	Jumbo Interactive, Ltd.	3,096	40,801
	Jupiter Mines, Ltd.	100,066	27,630
*	Karoon Energy, Ltd.	51,820	58,651
#	Kogan.com, Ltd.	3,003	10,079
	LendLease Group	87,112	863,425
	Lifestyle Communities, Ltd.	4,774	22,064
	Link Administration Holdings, Ltd.	151,985	526,384
#	Lovisa Holdings, Ltd.	5,816	44,064
#	Lycopodium, Ltd.	4,037	15,812
*	Lynas Corp., Ltd.	59,157	104,974
	MACA, Ltd.	49,140	31,559
*	Macmahon Holdings, Ltd.	77,872	9,566
	Macquarie Group, Ltd.	17,528	1,534,052
	Magellan Financial Group, Ltd.	24,912	1,046,208
	McMillan Shakespeare, Ltd.	26,557	251,455
	McPherson's, Ltd.	23,483	29,892
	Medibank Pvt, Ltd.	307,743	758,642
#*	Mesoblast, Ltd.	46,441	46,459
#*	Metals X, Ltd.	30,022	4,372
#	Metcash, Ltd.	299,418	575,439
	Michael Hill International, Ltd.	11,133	3,883
	Mineral Resources, Ltd.	44,413	482,687
*	MMA Offshore, Ltd.	57,644	8,674
#	MNF Group, Ltd.	4,580	11,114
	Moelis Australia, Ltd.	1,893	4,923
	Monadelphous Group, Ltd.	20,090	258,737
	Monash IVF Group, Ltd.	56,998	59,291
	Money3 Corp., Ltd.	14,317	20,934
	Mortgage Choice, Ltd.	6,312	4,972
	Mount Gibson Iron, Ltd.	33,294	19,779
*	Myer Holdings, Ltd.	113,042	41,581
	MyState, Ltd.	3,303	10,443
	National Australia Bank, Ltd.	188,179	3,664,933
	Navigator Global Investments, Ltd.	17,656	41,628
	Newcrest Mining, Ltd.	13,127	316,823
	nib holdings, Ltd.	77,443	422,081
#	Nick Scali, Ltd.	4,897	21,031
#	Nine Entertainment Co. Holdings, Ltd.	387,614	532,149
	Northern Star Resources, Ltd.	118,054	1,038,806
	NRW Holdings, Ltd.	72,305	119,874
#	Nufarm, Ltd.	48,254	160,273
	OM Holdings, Ltd.	11,518	6,212
*	Onevue Holdings, Ltd.	67,609	21,682
	oOh!media, Ltd.	55,727	169,539
	Orica, Ltd.	28,292	421,498
	Orora, Ltd.	306,315	707,809
	OZ Minerals, Ltd.	64,229	445,468
	Pacific Current Group, Ltd.	7,389	28,120
	Pact Group Holdings, Ltd.	41,591	79,653
#	Paragon Care, Ltd.	15,431	5,260
	Peet, Ltd.	52,127	42,171
	Pendal Group, Ltd.	57,768	307,194
#	Perpetual, Ltd.	7,435	200,023
*	Perseus Mining, Ltd.	91,475	42,543
#	Pioneer Credit, Ltd.	5,734	9,321
#	Platinum Asset Management, Ltd.	48,862	160,241
#*	Praemium, Ltd.	32,007	11,514

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Premier Investments, Ltd.	12,787	$137,571
*	Prime Media Group, Ltd.	65,486	10,117
	Pro Medicus, Ltd.	8,668	180,973
	Propel Funeral Partners, Ltd.	7,370	16,004
#	PWR Holdings, Ltd.	4,526	13,270
	QBE Insurance Group, Ltd.	105,375	898,048
	QMS Media, Ltd.	34,092	22,108
	Qube Holdings, Ltd.	112,273	241,711
*	Ramelius Resources, Ltd.	11,958	8,165
	Ramsay Health Care, Ltd.	13,514	671,468
	REA Group, Ltd.	5,384	361,127
	Reckon, Ltd.	5,948	2,866
#	Reece, Ltd.	17,122	123,154
	Regis Resources, Ltd.	23,487	88,675
#	Reliance Worldwide Corp., Ltd.	44,227	110,825
	Resolute Mining, Ltd.	131,023	159,040
#	Ruralco Holdings, Ltd.	5,712	16,587
	Sandfire Resources NL	48,604	221,761
*	Saracen Mineral Holdings, Ltd.	87,716	248,047
	Seek, Ltd.	68,831	979,916
#	Servcorp, Ltd.	11,029	30,451
	Service Stream, Ltd.	28,718	58,501
	Seven Group Holdings, Ltd.	17,443	213,853
*	Seven West Media, Ltd.	246,158	72,812
	SG Fleet Group, Ltd.	14,442	28,994
	Sigma Healthcare, Ltd.	127,457	51,855
*	Silver Chef, Ltd.	2,430	1,197
*	Silver Lake Resources, Ltd.	85,282	75,231
	Sims Metal Management, Ltd.	51,420	380,659
	Sims Metal Management, Ltd., Sponsored ADR	819	6,118
	SmartGroup Corp., Ltd.	8,141	52,026
	Sonic Healthcare, Ltd.	35,586	681,077
	Southern Cross Media Group, Ltd.	154,987	141,453
#	SpeedCast International, Ltd.	24,026	30,765
	St Barbara, Ltd.	130,150	326,175
	Star Entertainment Grp, Ltd. (The)	77,913	219,905
	Steadfast Group, Ltd.	112,723	292,364
	Suncorp Group, Ltd.	85,519	788,210
#*	Sundance Energy Australia, Ltd.	27,392	3,433
#	Super Retail Group, Ltd.	27,252	167,291
*	Superloop, Ltd.	14,817	9,872
	Sydney Airport	39,474	225,312
#*	Syrah Resources, Ltd.	20,646	12,059
	Tabcorp Holdings, Ltd.	152,655	468,297
	Tassal Group, Ltd.	35,747	125,814
	Technology One, Ltd.	49,706	259,384
*	Thorn Group, Ltd.	17,790	3,161
*	Tiger Resources, Ltd.	41,785	16
	TPG Telecom, Ltd.	61,955	294,828
	Transurban Group	115,482	1,223,935
	Treasury Wine Estates, Ltd.	40,958	492,477
	Villa World, Ltd.	21,421	34,294
	Vita Group, Ltd.	30,286	25,370
*	Vocus Group, Ltd.	88,943	195,750
	Webjet, Ltd.	13,274	122,752
	Wesfarmers, Ltd.	28,862	772,925
	Western Areas, Ltd.	50,110	74,375
*	Westgold Resources, Ltd.	25,582	33,683
#	Westpac Banking Corp.	212,350	4,166,287

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Westpac Banking Corp., Sponsored ADR	12,660	$248,516
	WiseTech Global, Ltd.	12,522	269,247
	Woolworths Group, Ltd.	71,531	1,743,950
	WorleyParsons, Ltd.	78,309	858,075
	WPP AUNZ, Ltd.	63,742	28,213
*	Xero, Ltd.	2,946	129,689
TOTAL AUSTRALIA			69,230,081
AUSTRIA — (0.3%)
	Agrana Beteiligungs AG	2,065	39,497
	ANDRITZ AG	8,721	310,625
	CA Immobilien Anlagen AG	10,757	378,899
	DO & CO AG	711	62,676
	Erste Group Bank AG	13,436	482,254
#	FACC AG	2,711	32,146
	Flughafen Wien AG	724	31,964
	IMMOFINANZ AG	15,019	400,171
	Lenzing AG	1,020	104,043
	Mayr Melnhof Karton AG	505	63,809
	Oesterreichische Post AG	4,551	152,007
	Palfinger AG	1,627	42,048
#	POLYTEC Holding AG	633	6,151
#	Porr AG	1,946	42,447
	Raiffeisen Bank International AG	30,399	712,905
	Rosenbauer International AG	153	7,228
	S IMMO AG	8,477	187,231
	Schoeller-Bleckmann Oilfield Equipment AG	1,970	156,702
#*	Semperit AG Holding	1,318	18,399
	Strabag SE	1,859	59,655
	Telekom Austria AG	16,443	121,447
	UBM Development AG	294	13,045
	UNIQA Insurance Group AG	31,666	283,730
	Verbund AG	1,623	90,574
	Vienna Insurance Group AG Wiener Versicherung Gruppe	7,650	196,060
	Wienerberger AG	7,824	178,842
*	Zumtobel Group AG	3,016	25,219
TOTAL AUSTRIA			4,199,774
BELGIUM — (0.8%)
	Ageas	36,106	1,938,403
*	AGFA-Gevaert NV	41,929	168,870
*	Argenx SE, ADR	1,556	218,556
	Atenor	197	15,789
	Banque Nationale de Belgique	8	20,610
	Barco NV	1,299	271,277
	Bekaert SA	11,875	334,394
#*	Biocartis NV	1,000	11,889
#	bpost SA	11,113	103,331
	Cie d'Entreprises CFE	1,646	144,650
	Colruyt SA	11,620	605,474
	Deceuninck NV	9,767	21,800
	D'ieteren SA	4,962	232,389
#	Econocom Group SA	12,277	40,548
	Elia System Operator SA	4,576	348,398
	EVS Broadcast Equipment SA	2,905	69,047
*	Exmar NV	1,527	10,062
	Fagron	9,334	154,989
*	Galapagos NV	1,355	236,848

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV	817	$141,758
	Gimv NV	2,138	125,493
	Immobel SA	205	13,965
	Jensen-Group NV	524	19,976
	KBC Group NV	8,340	536,244
	Kinepolis Group NV	2,000	118,001
	Lotus Bakeries NV	45	117,286
	Melexis NV	2,399	164,205
#*	Nyrstar NV	3,261	2,119
#	Ontex Group NV	6,144	101,222
	Orange Belgium SA	10,306	235,123
*	Oxurion NV	5,875	35,637
	Picanol	86	6,187
	Proximus SADP	28,225	804,746
	Recticel SA	7,995	64,432
	Resilux	110	17,373
	Roularta Media Group NV	245	3,386
	Sioen Industries NV	1,156	31,878
	Telenet Group Holding NV	8,021	393,950
*	Tessenderlo Group SA	4,398	137,679
	UCB SA	22,288	1,737,940
#	Umicore SA	20,500	641,724
	Van de Velde NV	933	26,728
TOTAL BELGIUM			10,424,376
CANADA — (7.7%)
*	5N Plus, Inc.	1,597	2,686
	Absolute Software Corp.	5,000	28,072
	Acadian Timber Corp.	600	7,647
	Aecon Group, Inc.	14,064	216,533
#*	Africa Oil Corp.	13,871	12,507
	AG Growth International, Inc.	2,901	118,628
	AGF Management, Ltd., Class B	15,003	58,206
	Agnico Eagle Mines, Ltd.	6,656	347,728
	Agnico Eagle Mines, Ltd.	3,095	161,652
#*	Aimia, Inc.	40,823	115,683
	AirBoss of America Corp.	900	5,926
	AKITA Drilling, Ltd., Class A	142	267
*	Alacer Gold Corp.	51,456	204,686
	Alamos Gold, Inc., Class A	38,473	252,444
	Alamos Gold, Inc., Class A	4,666	30,565
#	Alaris Royalty Corp.	6,189	95,194
#	Alcanna, Inc.	5,628	26,950
*	Alexco Resource Corp.	5,397	9,099
	Algoma Central Corp.	1,600	15,530
	Algonquin Power & Utilities Corp.	18,327	228,289
	Algonquin Power & Utilities Corp.	9,626	119,844
	Alimentation Couche-Tard, Inc., Class B	37,010	2,268,608
#	AltaGas, Ltd.	36,834	564,036
	Altus Group, Ltd.	7,075	179,636
	Andrew Peller, Ltd., Class A	4,800	51,208
*	Argonaut Gold, Inc.	11,100	19,428
*	Aritzia, Inc.	18,927	262,293
*	Asanko Gold, Inc.	10,852	8,469
*	ATS Automation Tooling Systems, Inc.	7,150	114,580
#*	Aurora Cannabis, Inc.	32,075	200,258
#	AutoCanada, Inc.	2,455	16,816
*	B2Gold Corp.	186,891	596,159
	Badger Daylighting, Ltd.	4,600	166,113

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Bank of Montreal	24,263	$1,816,324
	Bank of Montreal	26,327	1,969,523
	Bank of Nova Scotia (The)	74,327	3,968,086
	Bank of Nova Scotia (The)	8,642	461,310
	Barrick Gold Corp.	9,104	147,962
	Barrick Gold Corp.	186,916	3,039,254
	Barrick Gold Corp.	4,228	70,182
	BCE, Inc.	4,008	181,115
	BCE, Inc.	5,779	260,691
*	BlackBerry, Ltd.	57,656	420,690
*	BlackBerry, Ltd.	7,778	56,779
	BMTC Group, Inc.	1,803	14,781
*	Bombardier, Inc., Class A	26,300	45,235
*	Bombardier, Inc., Class B	375,947	646,613
	Boralex, Inc., Class A	25,688	388,493
	Bridgemarq Real Estate Services	1,000	10,721
	BRP, Inc.	2,687	94,650
	BRP, Inc.	2,100	73,815
	CAE, Inc.	46,008	1,240,661
	CAE, Inc.	9,562	257,792
#*	Calfrac Well Services, Ltd.	6,016	8,114
	Calian Group, Ltd.	800	20,379
	Cameco Corp.	32,176	295,479
#	Cameco Corp.	26,141	240,236
	Canaccord Genuity Group, Inc.	14,170	59,265
#*	Canada Goose Holdings, Inc.	6,300	295,047
#*	Canada Goose Holdings, Inc.	4,672	218,603
	Canadian Imperial Bank of Commerce	12,629	993,536
	Canadian Imperial Bank of Commerce	21,605	1,699,665
#	Canadian Tire Corp., Ltd., Class A	6,699	731,469
#	Canadian Western Bank	13,782	321,942
*	Canfor Corp.	15,114	109,021
	Canfor Pulp Products, Inc.	5,300	37,065
#*	Canopy Growth Corp.	6,700	219,661
#	CanWel Building Materials Group, Ltd.	6,923	24,129
#*	Capstone Mining Corp.	19,300	8,043
	Cascades, Inc.	20,097	184,098
	CCL Industries, Inc., Class B	19,775	988,900
*	Celestica, Inc.	9,526	67,539
*	Celestica, Inc.	10,522	74,861
*	Centerra Gold, Inc.	31,407	250,815
	Cervus Equipment Corp.	900	7,563
#	CES Energy Solutions Corp.	67,953	97,826
*	CGI, Inc.	17,686	1,360,584
*	CGI, Inc.	3,100	238,595
#	Chesswood Group, Ltd.	1,100	8,218
*	China Gold International Resources Corp., Ltd.	34,632	39,361
	CI Financial Corp.	57,786	895,819
#	Cineplex, Inc.	15,075	270,706
#	Clearwater Seafoods, Inc.	3,100	12,449
	Cogeco Communications, Inc.	3,725	294,178
	Cogeco, Inc.	1,229	87,533
	Colliers International Group, Inc.	4,681	340,062
	Colliers International Group, Inc.	2,953	214,270
	Computer Modelling Group, Ltd.	27,054	134,471
	Constellation Software, Inc.	2,135	2,031,291
*	Continental Gold, Inc.	26,700	78,291
#*	Copper Mountain Mining Corp.	14,100	8,440
	Corby Spirit and Wine, Ltd.	1,500	19,969

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Corus Entertainment, Inc., Class B	48,169	$185,041
	Cott Corp.	14,294	182,820
*	CRH Medical Corp.	14,400	38,733
#*	Cronos Group, Inc.	8,384	115,783
*	Delphi Energy Corp.	4,200	446
*	Denison Mines Corp.	45,000	21,821
*	Detour Gold Corp.	40,314	615,798
#*	DHX Media, Ltd.	14,321	20,400
*	DIRTT Environmental Solutions	2,100	11,011
	Dollarama, Inc.	19,216	711,973
	Dorel Industries, Inc., Class B	5,728	40,493
	DREAM Unlimited Corp., Class A	15,248	96,701
*	Dundee Precious Metals, Inc.	7,525	25,429
	ECN Capital Corp.	68,262	244,643
	E-L Financial Corp., Ltd.	200	113,654
*	Eldorado Gold Corp.	36,345	278,690
	Element Fleet Management Corp.	119,707	910,637
	Empire Co., Ltd., Class A	24,698	653,661
	Enbridge, Inc.	48,577	1,622,432
	Enbridge, Inc.	51,016	1,703,424
#*	Endeavour Mining Corp.	10,645	198,906
#*	Endeavour Silver Corp.	13,413	30,895
	Enerflex, Ltd.	33,780	425,129
#*	Energy Fuels, Inc.	205	373
	Enghouse Systems, Ltd.	8,000	209,486
	Ensign Energy Services, Inc.	27,178	85,459
#	Equitable Group, Inc.	1,900	132,732
#*	Essential Energy Services Trust	12,100	2,980
	Evertz Technologies, Ltd.	5,000	72,359
	Exco Technologies, Ltd.	6,124	38,698
	Fairfax Financial Holdings, Ltd.	2,829	1,310,647
	Fiera Capital Corp.	7,600	64,552
	Finning International, Inc.	29,031	501,960
	Firm Capital Mortgage Investment Corp.	4,200	44,043
	First Capital Realty, Inc.	22,500	372,500
#*	First Majestic Silver Corp.	8,237	77,702
	First National Financial Corp.	1,800	44,666
#	First Quantum Minerals, Ltd.	53,467	492,618
	FirstService Corp.	1,701	178,384
	FirstService Corp.	4,815	505,287
#*	Fission Uranium Corp.	18,500	5,186
*	Fortuna Silver Mines, Inc.	43,326	163,154
#	Freehold Royalties, Ltd.	7,800	48,166
	Gamehost, Inc.	900	6,240
#*	GDI Integrated Facility Services, Inc.	900	19,564
*	Gear Energy, Ltd.	26,600	9,876
#	Genworth MI Canada, Inc.	8,238	304,041
	George Weston, Ltd.	16,114	1,274,420
	Gibson Energy, Inc.	15,436	267,481
	GMP Capital, Inc.	6,037	12,442
#	goeasy, Ltd.	1,700	73,060
*	Golden Star Resources, Ltd.	6,360	22,649
*	GoldMoney, Inc.	6,600	11,177
*	Great Canadian Gaming Corp.	5,500	182,611
	Great-West Lifeco, Inc.	11,239	246,785
	Guardian Capital Group, Ltd., Class A	3,750	72,170
*	Guyana Goldfields, Inc.	21,834	18,529
*	Heroux-Devtek, Inc.	3,377	48,616
#	High Liner Foods, Inc.	1,530	12,381

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Home Capital Group, Inc.	11,300	$203,345
	Horizon North Logistics, Inc.	14,000	17,821
	Hudbay Minerals, Inc.	6,494	31,496
	Hudbay Minerals, Inc.	64,431	312,928
#	Hudson's Bay Co.	17,397	129,443
#	Hydro One, Ltd.	34,529	609,843
*	IA Financial Crop., Inc.	32,702	1,312,243
*	IAMGOLD Corp.	80,946	294,394
*	IBI Group, Inc.	3,800	14,742
	IGM Financial, Inc.	8,900	245,866
#*	Imperial Metals Corp.	2,300	4,357
*	Indigo Books & Music, Inc.	1,191	7,287
	Information Services Corp.	1,843	22,608
#	Innergex Renewable Energy, Inc.	30,673	349,307
	Intact Financial Corp.	4,929	459,437
	Inter Pipeline, Ltd.	23,499	395,448
*	Interfor Corp.	14,742	133,703
*	Intertain Group, Ltd. (The)	1,300	10,766
	Intertape Polymer Group, Inc.	10,000	137,748
	Invesque, Inc.	2,700	19,926
*	Ivanhoe Mines, Ltd., Class A	64,158	201,253
	Jamieson Wellness, Inc.	6,774	105,834
#	Just Energy Group, Inc.	16,822	58,504
	K-Bro Linen, Inc.	500	14,945
	Keyera Corp.	10,257	260,971
*	Kinaxis, Inc.	2,680	168,581
#	Kinder Morgan Canada, Ltd.	700	5,988
*	Kinross Gold Corp.	298,651	1,208,362
*	Kinross Gold Corp.	7,386	29,692
	Kirkland Lake Gold, Ltd.	17,436	721,061
	Kirkland Lake Gold, Ltd.	3,908	161,361
*	Knight Therapeutics, Inc.	19,882	112,832
	KP Tissue, Inc.	1,100	6,801
	Labrador Iron Ore Royalty Corp.	3,100	73,895
	Lassonde Industries, Inc., Class A	400	56,069
#	Laurentian Bank of Canada	3,644	125,378
	Leon's Furniture, Ltd.	4,136	48,261
	Linamar Corp.	6,676	226,108
	Loblaw Cos., Ltd.	14,857	770,872
#	Lucara Diamond Corp.	75,030	84,137
#*	Lundin Gold, Inc.	8,600	50,956
	Lundin Mining Corp.	113,400	549,042
	Magellan Aerospace Corp.	3,300	40,881
	Magna International, Inc.	8,200	413,541
	Magna International, Inc.	31,519	1,589,188
*	Mainstreet Equity Corp.	540	24,958
*	Mav Beauty Brands, Inc.	1,700	8,862
	Mediagrif Interactive Technologies, Inc.	1,302	6,304
	Melcor Developments, Ltd.	1,300	13,100
	Metro, Inc.	15,237	595,937
	Morguard Corp.	453	63,158
	Morneau Shepell, Inc.	5,701	131,229
#	Mountain Province Diamonds, Inc.	5,600	4,922
	MTY Food Group, Inc.	1,707	84,684
#	Mullen Group, Ltd.	27,221	208,107
#	National Bank of Canada	74,080	3,585,566
*	New Gold, Inc.	95,898	127,883
	NFI Group, Inc.	12,378	272,920
	Norbord, Inc.	4,800	111,253

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Norbord, Inc.	3,916	$90,695
	North American Construction Group, Ltd.	1,900	23,750
	North West Co., Inc. (The)	11,005	251,903
	OceanaGold Corp.	141,841	384,748
	Open Text Corp.	9,500	405,179
#	Open Text Corp.	17,963	765,763
	Osisko Gold Royalties, Ltd.	21,280	251,045
	Osisko Gold Royalties, Ltd.	5,317	62,741
#*	Osisko Mining, Inc.	6,095	15,748
	Pan American Silver Corp.	1,233	18,783
#	Pan American Silver Corp.	31,308	475,570
	Park Lawn Corp.	3,070	64,177
#	Parkland Fuel Corp.	32,936	1,076,322
	Pason Systems, Inc.	23,703	318,602
	Pembina Pipeline Corp.	2,698	97,882
	Pembina Pipeline Corp.	14,446	524,245
*	Photon Control, Inc.	13,400	11,067
*	PHX Energy Services Corp.	2,100	4,042
	Pinnacle Renewable Energy, Inc.	1,400	10,777
	Pizza Pizza Royalty Corp.	3,756	27,434
*	Points International, Ltd.	1,029	12,297
	Pollard Banknote, Ltd.	1,300	23,837
#	PrairieSky Royalty, Ltd.	33,058	442,844
*	Precision Drilling Corp.	48,546	83,497
*	Precision Drilling Corp.	12,221	20,898
*	Premier Gold Mines, Ltd.	21,100	35,492
	Premium Brands Holdings Corp.	4,647	338,191
*	Pretium Resources, Inc.	10,824	117,360
#	Quarterhill, Inc.	28,500	35,199
	Quebecor, Inc., Class B	38,880	880,824
#*	Questerre Energy Corp., Class A	7,500	1,193
	Recipe Unlimited Corp.	1,700	34,611
	Reitmans Canada, Ltd., Class A	4,300	8,960
	Restaurant Brands International, Inc.	6,200	456,615
	Richelieu Hardware, Ltd.	8,353	164,933
	Ritchie Bros Auctioneers, Inc.	5,562	200,810
	Ritchie Bros Auctioneers, Inc.	5,589	201,707
	Rocky Mountain Dealerships, Inc.	1,700	9,261
	Rogers Communications, Inc., Class B	4,000	207,638
	Rogers Communications, Inc., Class B	18,218	945,332
	Rogers Sugar, Inc.	13,200	56,409
*	Roxgold, Inc.	20,000	16,366
	Royal Bank of Canada	31,679	2,501,580
	Royal Bank of Canada	46,805	3,693,383
	Russel Metals, Inc.	15,715	249,216
*	Sabina Gold & Silver Corp.	10,300	11,394
*	Sandstorm Gold, Ltd.	26,231	161,385
	Saputo, Inc.	9,564	288,848
#	Savaria Corp.	3,600	32,705
#	Secure Energy Services, Inc.	57,057	303,485
*	SEMAFO, Inc.	41,774	167,438
	Shaw Communications, Inc., Class B	31,296	613,447
	Shaw Communications, Inc., Class B	16,830	329,531
	ShawCor, Ltd.	9,300	121,764
*	Shopify, Inc., Class A	2,505	796,289
#*	Sierra Wireless, Inc.	3,326	39,238
*	Sierra Wireless, Inc.	4,919	57,946
#	Sleep Country Canada Holdings, Inc.	5,405	76,132
#	SNC-Lavalin Group, Inc.	9,240	146,182

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Spin Master Corp.	8,565	$243,361
#	Sprott, Inc.	15,700	46,155
*	SSR Mining, Inc.	5,994	92,603
#*	SSR Mining, Inc.	8,600	132,440
	Stantec, Inc.	8,658	206,249
	Stantec, Inc.	5,660	134,765
*	Stars Group, Inc. (The)	8,992	139,942
*	Stars Group, Inc. (The)	13,467	209,412
#	Stella-Jones, Inc.	14,143	441,178
#*	STEP Energy Services, Ltd.	2,700	3,580
#*	Storm Resources, Ltd.	5,100	6,762
#	Stuart Olson, Inc.	1,000	2,637
	Sun Life Financial, Inc.	19,311	802,406
	Sun Life Financial, Inc.	15,837	655,493
*	SunOpta, Inc.	5,100	14,529
#	Superior Plus Corp.	34,962	349,143
*	Taseko Mines, Ltd.	5,100	2,357
	TELUS Corp.	4,708	169,228
*	Teranga Gold Corp.	4,340	16,869
*	Tervita Corp.	819	4,143
	TFI International, Inc.	11,457	362,426
	Thomson Reuters Corp.	4,883	327,951
	Tidewater Midstream and Infrastructure, Ltd.	10,857	10,530
#	Timbercreek Financial Corp.	14,450	106,092
#*	TMAC Resources, Inc.	3,200	14,475
	TMX Group, Ltd.	3,026	224,737
*	Torex Gold Resources, Inc.	17,800	229,277
	Toromont Industries, Ltd.	12,900	647,053
	Toronto-Dominion Bank (The)	53,802	3,145,040
	Toronto-Dominion Bank (The)	16,886	986,818
	Total Energy Services, Inc.	14,570	76,834
	Transcontinental, Inc., Class A	16,600	190,929
	TransGlobe Energy Corp.	3,755	5,833
#*	Trevali Mining Corp.	30,400	5,758
*	Trican Well Service, Ltd.	57,460	42,231
	Tricon Capital Group, Inc.	21,180	160,318
*	Trisura Group, Ltd.	600	13,457
*	Turquoise Hill Resources, Ltd.	64,127	36,441
#	Uni-Select, Inc.	7,819	71,093
	Valener, Inc.	8,127	159,486
	VersaBank	2,200	11,752
	Wajax Corp.	5,000	57,584
*	Wesdome Gold Mines Ltd.	7,100	36,151
	West Fraser Timber Co., Ltd.	14,893	582,156
#	Western Forest Products, Inc.	106,053	114,105
	WestJet Airlines, Ltd.	1,100	25,637
	Wheaton Precious Metals Corp.	6,648	173,646
	Winpak, Ltd.	4,811	165,713
	WSP Global, Inc.	4,742	267,461
	Yamana Gold, Inc.	185,545	548,284
*	Yangarra Resources, Ltd.	5,600	8,189
#*	Yellow Pages, Ltd.	2,947	17,819
TOTAL CANADA			98,138,766
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	29,250	11,399
DENMARK — (2.2%)
*	Agat Ejendomme A.S.	6,708	3,875

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	ALK-Abello A.S.	1,154	$261,013
	Alm Brand A.S.	14,637	130,857
#	Ambu A.S., Class B	12,560	183,925
*	Bang & Olufsen A.S.	6,371	41,025
	BankNordik P/F	744	12,281
*	Bavarian Nordic A.S.	2,204	60,438
	Brodrene Hartmann A.S.	226	10,734
	Carlsberg A.S., Class B	4,426	604,546
	Chr Hansen Holding A.S.	15,827	1,381,964
	Coloplast A.S., Class B	6,963	813,248
	Columbus A.S.	6,523	11,375
	D/S Norden A.S.	3,069	45,922
	Danske Bank A.S.	48,577	721,007
#*	Demant A.S.	16,306	480,411
	FLSmidth & Co. A.S.	6,922	283,507
*	Genmab A.S.	2,389	442,457
	GN Store Nord A.S.	17,874	847,859
	H Lundbeck A.S.	25,577	985,985
*	H+H International A.S., Class B	1,880	26,906
	ISS A.S.	36,166	1,014,259
	Jeudan A.S.	126	19,023
*	Jyske Bank A.S.	8,287	264,104
	Matas A.S.	7,736	79,773
*	Nilfisk Holding A.S.	5,997	151,807
*	NKT A.S.	2,878	42,258
#	NNIT A.S.	2,493	38,759
	Novo Nordisk A.S., Sponsored ADR	14,665	702,747
	Novo Nordisk A.S., Class B	175,672	8,435,650
	Novozymes A.S., Class B	25,722	1,189,518
	Orsted A.S.	8,245	751,573
	Pandora A.S.	29,756	1,140,615
#	Parken Sport & Entertainment A.S.	758	13,265
	Per Aarsleff Holding A.S.	5,205	171,507
	Ringkjoebing Landbobank A.S.	5,368	366,886
	Royal Unibrew A.S.	21,249	1,583,527
	Schouw & Co., A.S.	1,047	77,930
	SimCorp A.S.	5,233	471,663
	Solar A.S., Class B	1,718	78,790
	Spar Nord Bank A.S.	9,865	87,079
#	Sydbank A.S.	8,954	155,772
	Topdanmark A.S.	8,571	439,315
	Tryg A.S.	13,292	405,687
	Vestas Wind Systems A.S.	37,216	3,054,001
#*	Vestjysk Bank A.S.	57,918	35,342
*	Zealand Pharma A.S.	3,461	77,518
TOTAL DENMARK			28,197,703
FINLAND — (1.6%)
*	Adapteo Oyj	10,119	118,354
#	Ahlstrom-Munksjo Oyj	1,885	31,028
	Aktia Bank Oyj	9,756	92,376
	Alma Media Oyj	2,777	19,698
	Asiakastieto Group Oyj	569	17,853
	Aspo Oyj	2,264	22,499
#*	BasWare Oyj	341	6,701
#	Bittium Oyj	1,503	11,621
	Cargotec Oyj, Class B	13,989	414,180
#	Caverion Oyj	5,346	35,503
	Cramo Oyj	10,119	87,822

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Digia Oyj	3,392	$12,281
	Elisa Oyj	27,365	1,285,389
	Fiskars Oyj Abp	3,943	57,663
*	F-Secure Oyj	12,351	36,156
#	Huhtamaki Oyj	23,661	898,798
	Ilkka-Yhtyma Oyj	2,760	11,136
	Kemira Oyj	24,181	356,643
	Kesko Oyj, Class A	2,859	160,949
	Kesko Oyj, Class B	9,855	596,796
	Kone Oyj, Class B	29,661	1,689,889
	Konecranes Oyj	14,094	412,693
	Lassila & Tikanoja Oyj	4,050	61,603
#	Lehto Group Oyj	2,244	5,902
#	Metsa Board Oyj	38,283	190,968
	Metso Oyj	19,871	763,549
	Neste Oyj	57,081	1,889,169
#	Nokia Oyj	188,488	1,015,885
	Nokia Oyj	4,241	22,942
	Nokian Renkaat Oyj	13,010	372,979
	Nordea Bank Abp	126,848	813,764
	Olvi Oyj, Class A	2,822	109,932
	Oriola Oyj, Class B	32,924	74,232
	Orion Oyj, Class A	3,079	106,130
	Orion Oyj, Class B	17,309	592,146
#	Outokumpu Oyj	40,689	116,434
*	Outotec Oyj	44,838	279,880
	Pihlajalinna Oyj	935	11,382
	Ponsse Oyj	2,626	82,551
	Raisio Oyj, Class V	25,934	90,248
	Revenio Group Oyj	4,236	95,452
	Sampo Oyj, Class A	54,016	2,242,937
	Sanoma Oyj	17,815	176,355
*	SRV Group Oyj	3,096	5,280
#*	Stockmann Oyj Abp, Class B	4,541	10,103
	Stora Enso Oyj, Class R	106,101	1,221,902
	Teleste Oyj	1,086	6,958
	Tieto Oyj	10,113	257,974
#	Tikkurila Oyj	12,581	195,507
	Tokmanni Group Corp.	11,072	100,113
	UPM-Kymmene Oyj	41,723	1,124,643
	Uponor Oyj	13,059	137,177
	Vaisala Oyj, Class A	1,519	34,316
	Valmet Oyj	23,859	463,283
	Wartsila Oyj Abp	53,108	667,236
#	YIT Oyj	36,455	201,729
TOTAL FINLAND			19,916,689
FRANCE — (9.4%)
	ABC arbitrage	2,990	20,881
	Actia Group	1,265	6,394
	Aeroports de Paris	2,419	415,850
	Airbus SE	50,188	7,094,619
	Akka Technologies	2,171	153,324
#	AKWEL	1,450	28,497
#	Alstom SA	17,667	760,896
	Altamir	1,314	23,498
	Alten SA	8,940	1,105,962
	Altran Technologies SA	41,417	653,368
*	Amplitude Surgical SAS	1,872	2,982

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Amundi SA	5,119	$352,210
	APRIL SA	1,239	29,723
	Arkema SA	17,437	1,569,427
	Assystem SA	2,223	94,438
	Atos SE	13,094	1,052,901
	Aubay	1,143	40,204
	AXA SA	154,438	3,890,022
	Axway Software SA	890	12,375
#	Bastide le Confort Medical	836	33,985
	Beneteau SA	9,685	100,916
	Bigben Interactive	2,247	30,135
	BioMerieux	7,454	630,779
	BNP Paribas SA	55,315	2,588,743
	Boiron SA	1,586	70,464
	Bonduelle SCA	2,388	70,651
	Bouygues SA	44,143	1,580,280
	Bureau Veritas SA	50,471	1,257,597
	Burelle SA	22	20,637
	Capgemini SE	12,285	1,559,756
	Carrefour SA	101,342	1,947,424
#	Casino Guichard Perrachon SA	7,486	276,972
*	Cegedim SA	1,985	61,222
*	CGG SA	123,442	270,786
#	Chargeurs SA	2,430	44,896
	Cie des Alpes	2,569	70,617
	Cie Plastic Omnium SA	10,055	265,269
	CNP Assurances	21,975	454,183
*	Coface SA	26,052	322,623
	Credit Agricole SA	81,506	970,245
	Danone SA	34,712	3,010,674
	Dassault Aviation SA	58	79,719
	Dassault Systemes SE	9,883	1,503,367
	Dassault Systemes SE, Sponsored ADR	1,000	152,650
	Derichebourg SA	22,081	81,650
	Devoteam SA	1,177	140,806
	Edenred	53,752	2,697,360
	Eiffage SA	20,998	2,074,862
	Elior Group SA	11,937	156,110
	Elis SA	18,450	341,402
#*	Erytech Pharma SA	1,777	11,326
	EssilorLuxottica SA	4,466	604,546
	Esso SA Francaise	838	23,128
#	Eurofins Scientific SE	1,966	840,978
#	Europcar Mobility Group	29,582	185,246
	Eutelsat Communications SA	66,060	1,262,846
	Exel Industries, Class A	192	9,771
	Faurecia SE	16,678	789,246
*	Fnac Darty S.A.	7,034	493,397
	Gaztransport Et Technigaz SA	5,454	494,814
	Getlink SE	19,580	282,720
	GL Events	2,714	73,840
	Groupe Crit	1,032	69,369
	Groupe Open	640	11,123
	Guerbet	757	43,730
	Haulotte Group SA	2,205	17,121
	Hermes International	3,651	2,564,550
*	HEXAOM	226	8,305
*	ID Logistics Group	279	52,228
#	Iliad SA	8,972	927,563

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Imerys SA	2,773	$115,924
	Ingenico Group SA	16,142	1,529,424
	Interparfums SA	863	40,838
	Ipsen SA	5,964	682,358
	IPSOS	9,174	250,887
	Jacquet Metal Service SA	3,178	56,611
	JCDecaux SA	6,247	179,856
	Kaufman & Broad SA	5,199	213,482
	Kering SA	6,498	3,356,290
	Korian SA	11,368	448,704
	Lagardere SCA	32,168	726,848
*	Latecoere SACA	11,328	47,621
	Laurent-Perrier	274	27,009
	Le Belier	180	5,459
	Lectra	3,183	65,230
	Legrand SA	22,901	1,613,180
	Linedata Services	313	9,936
	LISI	4,382	127,033
	L'Oreal SA	17,797	4,761,842
	LVMH Moet Hennessy Louis Vuitton SE	24,248	10,015,861
	Maisons du Monde SA	4,243	84,980
	Manitou BF SA	2,761	65,208
	Manutan International	96	7,737
	Mersen SA	2,463	88,150
	Metropole Television SA	8,229	142,753
	Natixis SA	86,072	345,176
	Neopost SA	8,062	161,986
	Nexans SA	6,075	205,401
	Nexity SA	17,553	842,780
	NRJ Group	2,187	16,158
	Oeneo SA	5,354	61,424
*	OL Groupe SA	2,891	10,403
	Orange SA, Sponsored ADR	5,900	86,848
	Orange SA	192,576	2,854,455
	Orpea	5,645	705,273
	Pernod Ricard SA	5,883	1,032,370
	Peugeot SA	163,553	3,860,340
#	Plastivaloire	1,658	11,113
	Publicis Groupe SA	44,072	2,174,768
#	Rallye SA	3,965	18,592
*	Recylex SA	633	2,698
#	Remy Cointreau SA	2,836	419,636
	Renault SA	16,671	929,869
	Rexel SA	84,744	946,249
	Robertet SA	52	36,992
	Rothschild & Co.	3,010	94,257
	Rubis SCA	20,646	1,163,401
	Safran SA	17,433	2,502,697
	Samse SA	4	698
	Sanofi	36,792	3,065,945
	Sartorius Stedim Biotech	3,659	583,114
	Savencia SA	995	73,393
	Schneider Electric SE	27,620	2,382,945
	Schneider Electric SE	278	23,743
	SCOR SE	40,979	1,684,009
	SEB SA	4,810	769,370
	Seche Environnement SA	652	25,183
	SES SA	76,760	1,267,726
#	Societe BIC SA	5,560	387,470

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	162	$10,571
	Societe Generale SA	39,592	969,793
	Societe pour l'Informatique Industrielle	691	21,492
	Sodexo SA	15,205	1,745,569
#*	Solocal Group	102,434	84,828
	Somfy SA	650	58,748
	Sopra Steria Group	3,152	405,632
	SPIE SA	20,549	380,887
	Stef SA	548	48,610
	Suez	58,160	852,518
	Sword Group	269	9,254
	Synergie SA	2,798	89,011
#	Tarkett SA	4,364	72,999
*	Technicolor SA	28,227	23,895
	Teleperformance	9,051	1,896,067
	Television Francaise 1	17,258	172,907
	Thales SA	12,858	1,448,762
	Thermador Groupe	635	40,101
	Total Gabon	24	3,542
*	Transgene SA	4,788	12,329
	Trigano SA	1,235	123,907
*	Ubisoft Entertainment SA	17,400	1,431,232
	Union Financiere de France BQE SA	1,214	24,536
	Valeo SA	32,101	1,000,345
*	Valneva SE	3,076	10,428
	Vetoquinol SA	192	12,697
	VIEL & Cie SA	300	1,641
	Vilmorin & Cie SA	1,348	73,862
	Vinci SA	33,227	3,417,853
*	Virbac SA	670	124,371
#	Vivendi SA	32,990	916,288
	Vranken-Pommery Monopole SA	575	13,948
*	Worldline SA	8,376	598,538
TOTAL FRANCE			118,447,062
GERMANY — (7.5%)
	1&1 Drillisch AG	1,594	47,871
	Aareal Bank AG	12,133	345,186
	Adidas AG	21,788	6,944,774
	ADLER Real Estate AG	6,632	91,187
	ADO Properties SA	4,740	203,070
*	ADVA Optical Networking SE	9,981	77,264
*	AIXTRON SE	5,902	65,873
	All for One Group AG	139	6,432
	Allgeier SE	500	12,976
	Allianz SE, Sponsored ADR	10,000	231,950
	Allianz SE	19,290	4,475,453
	Amadeus Fire AG	1,764	239,631
	Aroundtown SA	211,023	1,683,482
	Atoss Software AG	148	21,288
	Aurubis AG	12,510	543,328
	Axel Springer SE	9,825	678,149
	BASF SE	81,545	5,413,303
	Basler AG	534	23,215
	Bauer AG	2,135	49,304
	Bayerische Motoren Werke AG	36,996	2,722,500
	BayWa AG	4,441	115,596
	Bechtle AG	6,363	704,834
	Beiersdorf AG	6,605	765,439

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bertrandt AG	1,257	$84,196
	bet-at-home.com AG	361	22,727
	Bijou Brigitte AG	771	33,964
	Bilfinger SE	5,560	163,239
	Borussia Dortmund GmbH & Co. KGaA	13,319	132,705
	Brenntag AG	32,954	1,609,523
	CANCOM SE	6,653	371,944
	Carl Zeiss Meditec AG	2,562	280,716
*	CECONOMY AG	20,882	133,814
	CENIT AG	563	7,092
	CENTROTEC Sustainable AG	2,956	39,277
	Cewe Stiftung & Co. KGAA	1,338	123,594
	comdirect bank AG	1,558	16,079
	Commerzbank AG	106,382	721,867
	CompuGroup Medical SE	6,336	488,847
	Continental AG	8,135	1,115,345
#	Corestate Capital Holding SA	1,650	59,970
	Covestro AG	38,652	1,743,247
	CropEnergies AG	2,020	13,474
	CTS Eventim AG & Co. KGaA	9,028	450,192
	Daimler AG	84,354	4,359,109
*	Delivery Hero SE	5,962	286,386
*	Delticom AG	86	327
	Deutsche Bank AG	42,112	325,528
	Deutsche Beteiligungs AG	3,090	107,940
	Deutsche Boerse AG	18,058	2,506,856
	Deutsche EuroShop AG	4,905	132,708
	Deutsche Pfandbriefbank AG	16,578	188,204
	Deutsche Post AG	37,915	1,233,243
	Deutsche Telekom AG, Sponsored ADR	6,013	98,313
	Deutsche Telekom AG	156,037	2,556,067
	Deutz AG	30,765	212,378
*	Dialog Semiconductor P.L.C.	20,828	932,315
	DIC Asset AG	10,146	114,385
	DMG Mori AG	2,478	115,639
	Dr Hoenle AG	323	20,251
	Draegerwerk AG & Co. KGaA	596	25,489
	Duerr AG	12,280	365,223
	Eckert & Ziegler Strahlen- und Medizintechnik AG	790	104,285
	EDAG Engineering Group AG	1,820	21,913
*	ElringKlinger AG	2,943	16,704
	Evonik Industries AG	14,698	418,256
*	Evotec SE	15,509	437,052
	Ferratum Oyj	315	3,707
	Fielmann AG	2,546	177,161
	First Sensor AG	411	13,372
	Fraport AG Frankfurt Airport Services Worldwide	4,705	392,929
	Freenet AG	24,759	483,089
	Fresenius Medical Care AG & Co. KGaA, ADR	6,891	239,600
	Fresenius Medical Care AG & Co. KGaA	35,797	2,479,329
	Fresenius SE & Co. KGaA	19,690	983,857
	Fuchs Petrolub SE	5,707	200,433
	GEA Group AG	6,592	163,614
	Gesco AG	1,666	42,628
	GFT Technologies SE	3,422	26,468
	Grammer AG	139	4,702
	Grand City Properties SA	19,650	442,689
	GRENKE AG	402	34,505
*	H&R GmbH & Co. KGaA	2,873	20,265

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hamburger Hafen und Logistik AG	3,656	$92,164
	Hannover Rueck SE	5,199	810,713
*	Heidelberger Druckmaschinen AG	47,568	51,827
	Hella GmbH & Co KGaA	5,661	266,906
	Henkel AG & Co. KGaA	3,860	362,651
	Hochtief AG	2,878	326,130
	HolidayCheck Group AG	5,120	14,449
	Hornbach Baumarkt AG	1,445	26,672
	Hornbach Holding AG & Co. KGaA	1,710	91,970
	Hugo Boss AG	16,186	1,017,300
	Indus Holding AG	6,178	245,183
	Infineon Technologies AG	62,072	1,149,708
	Innogy SE	22,467	943,990
	Isra Vision AG	1,235	53,492
	Jenoptik AG	6,327	177,303
	K+S AG	40,737	657,446
	KION Group AG	14,810	789,401
	Kloeckner & Co. SE	8,626	42,332
	Koenig & Bauer AG	1,638	65,756
	Krones AG	1,684	95,707
	KWS Saat SE & Co., KGaA	1,272	88,492
	Lanxess AG	21,924	1,304,972
	LEG Immobilien AG	9,566	1,103,162
	Leifheit AG	566	12,229
*	Leoni AG	6,219	83,396
*	Manz AG	207	5,089
*	Medigene AG	1,388	10,050
	Merck KGaA	3,946	402,468
	METRO AG	50,461	776,182
	MLP SE	13,290	66,074
	MTU Aero Engines AG	7,660	1,908,848
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,683	2,307,533
	Nemetschek SE	8,988	499,707
	Nexus AG	3,276	115,326
*	Nordex SE	12,619	147,726
	Norma Group SE	7,134	255,787
	OHB SE	906	33,232
	OSRAM Licht AG	11,909	448,267
	Patrizia AG	3,700	71,473
	Pfeiffer Vacuum Technology AG	1,209	168,622
	PNE AG	7,350	23,355
	ProSiebenSat.1 Media SE	62,253	804,130
	PSI Software AG	690	13,057
	Puma SE	8,070	562,209
	Puma SE	2,960	207,253
*	QIAGEN NV	2,224	83,896
*	QIAGEN NV	14,881	564,835
	QSC AG	22,904	34,714
	Rational AG	469	319,244
	Rheinmetall AG	5,625	638,285
	RHOEN-KLINIKUM AG	1,770	46,920
	RIB Software SE	5,917	127,349
*	Rocket Internet SE	12,670	356,482
	RTL Group SA	9,450	463,996
	S&T AG	5,127	119,669
	SAF-Holland SA	6,576	67,760
	SAP SE, Sponsored ADR	15,059	1,852,709
	SAP SE	27,870	3,406,717
	Scout24 AG	10,406	575,527

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Secunet Security Networks AG	212	$28,660
*	Shop Apotheke Europe NV	417	16,349
	Siemens AG	25,518	2,777,208
	Sixt Leasing SE	2,338	27,943
	Sixt SE	3,167	325,236
*	SMA Solar Technology AG	983	23,573
	Software AG	5,844	164,039
	Stabilus SA	3,300	150,391
	STRATEC SE	663	43,235
	Stroeer SE & Co. KGaA	7,837	617,352
*	SUESS MicroTec SE	1,948	19,256
	Symrise AG	21,445	1,976,002
	TAG Immobilien AG	24,369	573,677
	Takkt AG	8,048	109,889
*	Talanx AG	9,696	406,870
	Technotrans SE	943	20,149
*	Tele Columbus AG	755	1,675
	Telefonica Deutschland Holding AG	38,795	97,670
	Thyssenkrupp AG	40,417	517,237
	TLG Immobilien AG	24,428	717,002
	Uniper SE	7,778	239,634
	United Internet AG	30,711	910,946
	VERBIO Vereinigte BioEnergie AG	5,473	43,546
	Vonovia SE	35,827	1,749,239
	Vossloh AG	1,268	49,700
	Wacker Chemie AG	1,909	141,046
	Wacker Neuson SE	6,335	126,931
	Washtec AG	2,119	112,114
	Wirecard AG	10,172	1,688,659
	Wuestenrot & Wuerttembergische AG	4,712	93,752
	XING SE	373	142,859
*	Zalando SE	7,688	351,700
	Zeal Network SE	3,022	59,913
TOTAL GERMANY			95,042,130
HONG KONG — (2.2%)
	Aeon Credit Service Asia Co., Ltd.	28,000	24,083
	AIA Group, Ltd.	654,000	6,706,600
	Allied Properties HK, Ltd.	150,000	33,253
	Alltronics Holdings, Ltd.	32,000	2,040
	Asia Satellite Telecommunications Holdings, Ltd.	3,000	3,685
	Asia Standard International Group, Ltd.	80,000	15,678
#	Asiasec Properties, Ltd.	17,000	3,572
	ASM Pacific Technology, Ltd.	41,700	487,159
#	Associated International Hotels, Ltd.	4,000	11,565
	Bank of East Asia, Ltd. (The)	42,007	121,402
	BOC Aviation, Ltd.	55,800	480,738
	BOC Hong Kong Holdings, Ltd.	142,000	541,076
	BOCOM International Holdings Co., Ltd.	115,000	18,697
	Bright Smart Securities & Commodities Group, Ltd.	72,000	12,830
*	Brightoil Petroleum Holdings, Ltd.	229,000	32,910
	Cathay Pacific Airways, Ltd.	75,000	105,777
	Century City International Holdings, Ltd.	232,000	19,315
	China Motor Bus Co., Ltd.	1,000	15,995
	China New Higher Education Group, Ltd.	76,000	29,313
*	China Shandong Hi-Speed Financial Group, Ltd.	372,000	15,201
#	China Star Entertainment, Ltd.	100,000	11,046
#*	China Strategic Holdings, Ltd.	1,640,000	12,033
	Chinese Estates Holdings, Ltd.	75,500	68,419

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chong Hing Bank, Ltd.	12,000	$20,754
	Chow Sang Sang Holdings International, Ltd.	59,000	80,428
	Chow Tai Fook Jewellery Group, Ltd.	122,400	116,711
	Chuang's Consortium International, Ltd.	92,000	19,665
	CITIC Telecom International Holdings, Ltd.	185,000	76,348
	CK Asset Holdings, Ltd.	119,500	898,536
	CK Hutchison Holdings, Ltd.	75,204	702,780
	CK Life Sciences Intl Holdings, Inc.	492,000	24,642
	CNQC International Holdings, Ltd.	37,500	6,696
#	Convenience Retail Asia, Ltd.	66,000	33,976
#*	Convoy Global Holdings, Ltd.	528,000	2,111
*	Cosmopolitan International Holdings, Ltd.	60,000	11,256
	Cowell e Holdings, Inc.	52,000	8,973
	Cross-Harbour Holdings, Ltd. (The)	19,000	27,412
	CSI Properties, Ltd.	840,000	37,399
*	CW Group Holdings, Ltd.	85,500	473
	Dah Sing Banking Group, Ltd.	69,200	120,331
	Dah Sing Financial Holdings, Ltd.	23,600	105,818
	Dickson Concepts International, Ltd.	6,500	3,938
	Eagle Nice International Holdings, Ltd.	24,000	7,449
	Emperor Capital Group, Ltd.	444,000	15,496
	Emperor International Holdings, Ltd.	280,000	70,188
	Emperor Watch & Jewellery, Ltd.	350,000	8,598
*	ENM Holdings, Ltd.	208,000	20,071
#*	Esprit Holdings, Ltd.	299,800	49,616
	Far East Consortium International, Ltd.	267,000	126,701
#*	FIH Mobile, Ltd.	666,000	93,445
*	First Shanghai Investments, Ltd.	112,000	6,226
	Fountain SET Holdings, Ltd.	74,000	11,154
*	Freeman Fintech Corp, Ltd.	24,000	628
	Galaxy Entertainment Group, Ltd.	154,000	1,048,324
#	Genting Hong Kong, Ltd.	96,000	11,718
	Get Nice Holdings, Ltd.	884,000	29,847
	Giordano International, Ltd.	302,000	103,770
#	Global Brands Group Holding, Ltd.	128,136	10,113
	Glorious Sun Enterprises, Ltd.	21,000	2,355
	Golden Resources Development International, Ltd.	76,000	5,427
#*	Gold-Finance Holdings, Ltd.	44,000	405
*	Goodbaby International Holdings, Ltd.	175,000	35,915
	Great Eagle Holdings, Ltd.	21,000	85,122
*	G-Resources Group, Ltd.	1,842,000	13,099
	Guoco Group, Ltd.	6,000	94,526
#	Guotai Junan International Holdings, Ltd.	414,000	65,402
	Haitong International Securities Group, Ltd.	364,349	106,733
	Hang Seng Bank, Ltd.	63,700	1,514,008
	Hanison Construction Holdings, Ltd.	89,806	15,221
	Harbour Centre Development, Ltd.	9,000	15,500
	Henderson Land Development Co., Ltd.	100,740	521,042
	HKBN, Ltd.	102,500	185,047
	HKR International, Ltd.	83,600	42,452
	Hoifu Energy Group, Ltd.	190,000	21,359
	Hon Kwok Land Investment Co., Ltd.	26,000	12,963
	Hongkong Chinese, Ltd.	58,000	7,443
#	Honma Golf, Ltd.	11,500	10,238
*	Hsin Chong Group Holdings, Ltd.	56,000	1,878
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	148,000	32,040
	Hysan Development Co., Ltd.	58,000	276,314
#*	I-CABLE Communications, Ltd.	80,392	982
	IGG, Inc.	148,000	140,614

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Imagi International Holdings, Ltd.	56,000	$14,208
	International Housewares Retail Co., Ltd.	42,000	11,506
	IT, Ltd.	120,000	43,818
	ITC Properties Group, Ltd.	47,000	9,488
#	Jacobson Pharma Corp., Ltd.	76,000	14,403
	Johnson Electric Holdings, Ltd.	70,500	126,712
	Karrie International Holdings, Ltd.	74,000	10,756
	Kerry Logistics Network, Ltd.	60,500	103,731
	Kerry Properties, Ltd.	124,000	465,621
	Kingston Financial Group, Ltd.	232,000	43,021
	Kowloon Development Co., Ltd.	53,000	66,596
	Lai Sun Development Co., Ltd.	36,900	52,039
	Lai Sun Garment International, Ltd.	6,000	7,031
*	Landing International Development, Ltd.	244,800	34,448
	Landsea Green Group Co., Ltd.	96,000	11,249
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	80,500	29,037
*	Leyou Technologies Holdings, Ltd.	40,000	11,404
#	Li & Fung, Ltd.	2,245,360	312,950
	Lifestyle International Holdings, Ltd.	80,500	109,998
	Liu Chong Hing Investment, Ltd.	32,000	48,524
	L'Occitane International SA	53,750	111,644
	Luk Fook Holdings International, Ltd.	83,000	250,373
	Lung Kee Bermuda Holdings	18,000	6,095
#	Man Wah Holdings, Ltd.	386,400	186,288
	Mason Group Holdings, Ltd.	2,620,000	39,696
	Melco International Development, Ltd.	146,000	355,246
	Melco Resorts & Entertainment, Ltd., ADR	1,858	41,749
	MGM China Holdings, Ltd.	154,400	252,309
	Microport Scientific Corp.	28,000	23,474
	Midland Holdings, Ltd.	13,026	2,217
	Miramar Hotel & Investment	17,000	35,795
	Modern Dental Group, Ltd.	47,000	7,586
	MTR Corp., Ltd.	34,358	225,474
	NagaCorp., Ltd.	330,000	496,034
	Nameson Holdings, Ltd.	26,000	1,606
*	NEW Concepts Holdings, Ltd.	12,000	2,233
	New World Development Co., Ltd.	409,000	575,868
*	NewOcean Energy Holdings, Ltd.	312,000	65,973
#	NOVA Group Holdings, Ltd.	120,000	26,777
#	NWS Holdings, Ltd.	117,242	217,684
	OP Financial, Ltd.	80,000	20,002
	Oriental Watch Holdings	44,000	12,990
	Oshidori International Holdings, Ltd.	288,000	35,499
	Pacific Textiles Holdings, Ltd.	207,000	163,271
	Paliburg Holdings, Ltd.	52,000	19,932
	PC Partner Group, Ltd.	30,000	7,086
	Pico Far East Holdings, Ltd.	98,000	30,275
	Playmates Holdings, Ltd.	90,000	13,529
	Polytec Asset Holdings, Ltd.	98,300	12,649
	Power Assets Holdings, Ltd.	93,500	668,270
	Prada SpA	81,500	250,185
	Public Financial Holdings, Ltd.	50,000	20,785
*	Realord Group Holdings, Ltd.	10,000	5,671
#	Regina Miracle International Holdings, Ltd.	58,000	43,541
#	Sa Sa International Holdings, Ltd.	271,038	75,936
	Samsonite International SA	228,000	446,444
	SEA Holdings, Ltd.	13,170	15,518
	Singamas Container Holdings, Ltd.	276,000	36,484

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Sino Land Co., Ltd.	230,197	$372,776
	Sitoy Group Holdings, Ltd.	91,000	14,177
	SmarTone Telecommunications Holdings, Ltd.	47,500	43,652
	Soundwill Holdings, Ltd.	11,500	15,935
	Stella International Holdings, Ltd.	47,500	76,582
*	Summit Ascent Holdings, Ltd.	60,000	9,611
	Sun Hung Kai & Co., Ltd.	140,000	64,249
	Sun Hung Kai Properties, Ltd.	58,707	946,083
	SUNeVision Holdings, Ltd.	92,000	67,874
	Swire Properties, Ltd.	36,200	130,714
	TAI Cheung Holdings, Ltd.	16,000	15,507
	Tao Heung Holdings, Ltd.	83,000	15,378
	Techtronic Industries Co., Ltd.	160,000	1,189,863
	Television Broadcasts, Ltd.	47,000	75,511
	Texwinca Holdings, Ltd.	150,000	44,357
	TK Group Holdings, Ltd.	26,000	11,353
#*	TOM Group, Ltd.	136,000	28,389
	Tradelink Electronic Commerce, Ltd.	62,000	9,875
	Transport International Holdings, Ltd.	20,400	58,598
*	Trinity, Ltd.	12,000	450
	Union Medical Healthcare, Ltd.	32,000	28,042
	United Laboratories International Holdings, Ltd. (The)	94,000	51,484
*	Value Convergence Holdings, Ltd.	44,000	3,632
	Value Partners Group, Ltd.	60,000	35,769
	Vitasoy International Holdings, Ltd.	132,000	621,406
#	VPower Group International Holdings, Ltd.	28,000	9,290
#	VSTECS Holdings, Ltd.	160,400	87,726
	VTech Holdings, Ltd.	14,300	125,416
	Wai Kee Holdings, Ltd.	18,000	11,886
	Wang On Group, Ltd.	720,000	9,538
#*	We Solutions, Ltd.	84,000	4,070
	Wharf Holdings, Ltd. (The)	161,000	391,469
	Wharf Real Estate Investment Co., Ltd.	69,000	435,273
	Wheelock & Co., Ltd.	69,000	434,205
#	Wynn Macau, Ltd.	74,800	167,839
TOTAL HONG KONG			27,826,770
IRELAND — (0.5%)
	AIB Group P.L.C.	29,008	99,356
	Bank of Ireland Group P.L.C.	73,540	324,509
	C&C Group P.L.C.	55,187	251,135
	C&C Group P.L.C.	1,711	7,746
*	Cairn Homes P.L.C	52,602	62,457
	Datalex P.L.C.	3,175	3,219
	FBD Holdings P.L.C.	3,090	32,437
	Flutter Entertainment P.L.C.	12,605	995,633
	Flutter Entertainment P.L.C.	284	22,545
	Glanbia P.L.C.	36,841	479,575
*	Kenmare Resources P.L.C.	5	12
	Kerry Group P.L.C., Class A	4,912	571,537
	Kingspan Group P.L.C.	38,788	1,897,133
*	Permanent TSB Group Holdings P.L.C.	7,118	8,969
	Smurfit Kappa Group P.L.C.	65,884	2,072,822
TOTAL IRELAND			6,829,085
ISRAEL — (0.4%)
*	ADO Group, Ltd.	2,164	33,226
*	AFI Properties, Ltd.	1,744	53,436

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Airport City, Ltd.	9,974	$182,911
*	Albaad Massuot Yitzhak, Ltd.	659	4,354
*	Allot, Ltd.	1,587	11,452
	Alony Hetz Properties & Investments, Ltd.	15,090	205,277
	Alrov Properties and Lodgings, Ltd.	593	22,297
	Amot Investments, Ltd.	17,552	123,754
	Arad, Ltd.	1,164	16,518
*	Arko Holdings, Ltd.	28,181	12,101
	Ashtrom Group, Ltd.	4,258	36,198
	Ashtrom Properties, Ltd.	2,396	13,044
	AudioCodes, Ltd.	711	13,734
*	Avgol Industries 1953, Ltd.	9,272	9,310
*	Azorim-Investment Development & Construction Co., Ltd.	8,746	14,640
	Azrieli Group, Ltd.	1,989	139,500
	Bank Leumi Le-Israel BM	2,982	21,693
	Bayside Land Corp.	130	69,899
	Bet Shemesh Engines Holdings 1997, Ltd.	493	15,838
	Bezeq The Israeli Telecommunication Corp., Ltd.	111,657	75,965
*	Big Shopping Centers, Ltd.	847	66,256
	Blue Square Real Estate, Ltd.	648	29,090
*	Brack Capital Properties NV	311	30,435
*	Camtek, Ltd.	2,629	25,486
	Carasso Motors, Ltd.	2,900	11,721
*	Cellcom Israel, Ltd.	7,235	20,711
*	Clal Insurance Enterprises Holdings, Ltd.	8,027	129,771
*	Compugen, Ltd.	1,357	4,438
	Danel Adir Yeoshua, Ltd.	219	15,401
	Delek Automotive Systems, Ltd.	4,240	18,032
	Delek Group, Ltd.	983	149,910
	Delta-Galil Industries, Ltd.	2,033	59,211
	Direct Insurance Financial Investments, Ltd.	1,839	20,939
	Dor Alon Energy in Israel 1988, Ltd.	733	11,997
	Electra Consumer Products 1970, Ltd.	508	7,085
	Electra, Ltd.	260	73,741
*	Equital, Ltd.	3,285	107,303
*	Evogene, Ltd.	1,229	1,775
*	First International Bank Of Israel, Ltd.	5,867	151,230
	FMS Enterprises Migun, Ltd.	305	8,677
	Formula Systems 1985, Ltd.	1,327	75,111
	Fox Wizel, Ltd.	800	23,966
	Gilat Satellite Networks, Ltd.	2,508	21,068
	Hadera Paper, Ltd.	162	9,222
	Hamlet Israel-Canada, Ltd.	723	14,722
	Harel Insurance Investments & Financial Services, Ltd.	26,509	206,988
	Hilan, Ltd.	1,584	55,044
	IDI Insurance Co., Ltd.	1,058	38,000
	IES Holdings, Ltd.	199	13,297
*	Industrial Buildings Corp., Ltd.	10,136	21,781
	Inrom Construction Industries, Ltd.	7,054	27,759
	Israel Chemicals, Ltd.	56,350	303,274
	Isras Investment Co., Ltd.	72	12,041
*	Kamada Ltd.	1,000	5,680
*	Kamada, Ltd.	2,586	14,767
	Kerur Holdings, Ltd.	668	17,869
	Klil Industries, Ltd.	140	13,257
	Magic Software Enterprises, Ltd.	1,400	12,838
	Magic Software Enterprises, Ltd.	1,688	15,385
	Malam - Team, Ltd.	132	16,442
	Matrix IT, Ltd.	6,777	106,451

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Maytronics, Ltd.	7,886	$55,898
	Mediterranean Towers, Ltd.	7,618	17,713
	Mega Or Holdings, Ltd.	1,064	20,923
	Meitav Dash Investments, Ltd.	4,702	17,643
	Melisron, Ltd.	2,903	152,486
	Menora Mivtachim Holdings, Ltd.	5,649	90,280
	Migdal Insurance & Financial Holding, Ltd.	80,579	98,188
	Mivtach Shamir Holdings, Ltd.	1,141	23,050
	Municipal Bank, Ltd.	101	20,961
*	Nawi Brothers, Ltd.	5,461	35,578
	Neto ME Holdings, Ltd.	139	12,428
*	Nice, Ltd.	1,948	297,068
#*	Nice, Ltd., Sponsored ADR	2,426	370,499
*	Nova Measuring Instruments, Ltd.	2,946	86,246
	NR Spuntech Industries, Ltd.	3,315	7,466
*	Oil Refineries, Ltd.	459,051	246,313
	One Software Technologies, Ltd.	392	24,252
*	Partner Communications Co., Ltd.	10,633	43,389
#	Paz Oil Co., Ltd.	988	139,926
	Phoenix Holdings, Ltd. (The)	30,266	188,696
	Plasson Industries, Ltd.	227	9,164
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,444	76,204
*	Redhill Biopharma, Ltd., Sponsored ADR	1,500	9,930
	Scope Metals Group, Ltd.	502	12,205
	Shalag Industries, Ltd.	2,338	6,502
	Shapir Engineering and Industry, Ltd.	16,481	62,636
	Shikun & Binui, Ltd.	24,323	83,638
	Shufersal, Ltd.	23,523	173,023
	Summit Real Estate Holdings, Ltd.	4,801	47,522
	Tadiran Holdings, Ltd.	336	12,409
#*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,711	61,148
*	Union Bank of Israel	2,519	11,970
	YH Dimri Construction & Development, Ltd.	590	12,949
TOTAL ISRAEL			5,571,621
ITALY — (2.4%)
	ACEA SpA	13,267	249,465
*	Aeffe SpA	3,089	5,925
	Amplifon SpA	21,138	520,995
	Anima Holding SpA	26,948	99,064
#	Aquafil SpA	1,840	16,057
*	Arnoldo Mondadori Editore SpA	29,229	47,612
	Ascopiave SpA	12,034	54,691
	Assicurazioni Generali SpA	124,682	2,325,358
	Atlantia SpA	29,824	766,935
	Autogrill SpA	10,678	112,862
	Autostrade Meridionali SpA	304	10,535
	Avio SpA	1,274	17,091
#	Azimut Holding SpA	21,228	397,862
	Banca Farmafactoring SpA	27,804	150,274
	Banca Generali SpA	8,349	243,081
	Banca IFIS SpA	3,287	46,439
	Banca Mediolanum SpA	13,443	96,187
#*	Banca Monte dei Paschi di Siena SpA	519	751
	Banca Popolare di Sondrio SCPA	63,681	132,337
#	Banca Sistema SpA	7,802	10,765
#*	Banco BPM SpA	325,197	606,270
	Banco di Desio e della Brianza SpA	2,917	6,369
	BasicNet SpA	3,053	15,307

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	BE	8,991	$9,940
*	BF SpA	4,090	11,522
#	Biesse SpA	1,260	15,688
#	BPER Banca	93,451	347,701
	Brunello Cucinelli SpA	5,543	175,554
	Cairo Communication SpA	17,605	50,436
	Carraro SpA	4,563	9,713
	Cerved Group SpA	29,533	232,714
	CIR-Compagnie Industriali Riunite SpA	71,470	78,983
	CNH Industrial NV	117,575	1,190,506
	Credito Emiliano SpA	18,908	94,694
	Danieli & C Officine Meccaniche SpA	1,806	31,481
	Datalogic SpA	887	15,596
	Davide Campari-Milano SpA	42,820	398,242
	De' Longhi SpA	5,473	110,041
	DeA Capital SpA	26,470	37,978
	DiaSorin SpA	4,829	560,032
	doValue SpA	718	8,976
	El.En. SpA	536	10,465
	Emak SpA	7,007	7,605
	Enav SpA	22,195	122,077
	Esprinet SpA	10,115	33,977
	Falck Renewables SpA	34,844	160,979
	Ferrari NV	7,197	1,158,999
#	Ferrari NV	3,170	510,624
	Fiat Chrysler Automobiles NV	111,776	1,497,400
	Fiat Chrysler Automobiles NV	138,948	1,832,724
	Fiera Milano SpA	4,854	21,106
#	Fila SpA	870	12,753
#*	Fincantieri SpA	63,031	65,106
	FinecoBank Banca Fineco SpA	51,886	516,161
	FNM SpA	43,781	24,632
*	GEDI Gruppo Editoriale SpA	14,144	4,459
	Geox SpA	18,566	26,076
	Gruppo MutuiOnline SpA	5,219	88,965
	Hera SpA	192,449	716,567
	Illimity Bank SpA	2,492	22,869
#	IMA Industria Macchine Automatiche SpA	3,980	312,484
*	IMMSI SpA	35,948	24,652
*	Intek Group SpA	9,436	3,250
	Interpump Group SpA	10,042	282,273
	Intesa Sanpaolo SpA	752,673	1,632,477
	Iren SpA	58,641	153,435
	Italgas SpA	100,034	632,092
	Italmobiliare SpA	1,641	36,623
#*	Juventus Football Club SpA	57,536	98,904
#	La Doria SpA	1,145	10,163
	Leonardo SpA	67,936	827,144
#	Maire Tecnimont SpA	22,476	54,093
	MARR SpA	6,083	131,126
	Massimo Zanetti Beverage Group SpA	3,293	20,836
#*	Mediaset SpA	106,584	312,174
	Mediobanca Banca di Credito Finanziario SpA	143,070	1,432,994
	Moncler SpA	50,180	2,060,402
	Openjobmetis SpA agenzia per il lavoro	1,095	8,367
#*	OVS SpA	26,998	47,503
	Piaggio & C SpA	38,388	115,299
#	Prima Industrie SpA	680	11,380
	Prysmian SpA	6,468	133,154

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	RAI Way SpA	6,938	$41,176
	Recordati SpA	8,239	368,982
	Reno de Medici SpA	17,508	13,307
	Reply SpA	2,570	171,945
	Retelit SpA	14,510	24,102
#	Rizzoli Corriere Della Sera Mediagroup SpA	13,608	14,591
	Sabaf SpA	883	14,308
#	SAES Getters SpA	341	8,053
*	Safilo Group SpA	6,117	5,933
*	Saipem SpA	142,806	705,830
#*	Salini Impregilo SpA	12,528	23,952
	Salvatore Ferragamo SpA	13,240	277,672
	Saras SpA	41,476	68,272
	Sesa SpA	840	33,090
	Snam SpA	153,738	754,818
	Societa Cattolica di Assicurazioni SC	56,189	476,818
	Societa Iniziative Autostradali e Servizi SpA	4,690	88,960
	SOL SpA	1,421	16,967
	Tamburi Investment Partners SpA	6,303	39,711
	Technogym SpA	13,606	146,153
*	Telecom Italia SpA	1,921,018	1,080,048
*	Telecom Italia SpA, Sponsored ADR	6,420	35,695
	Terna Rete Elettrica Nazionale SpA	73,927	450,206
*	Tinexta S.p.A.	1,761	24,057
#*	Tiscali SpA	417,308	6,258
*	TREVI - Finanziaria Industriale SpA	22,040	6,037
	Unieuro SpA	1,671	22,937
#	Unione di Banche Italiane SpA	182,498	468,541
	Unipol Gruppo SpA	110,794	568,335
	UnipolSai Assicurazioni SpA	93,184	242,933
TOTAL ITALY			30,686,085
JAPAN — (23.3%)
	77 Bank, Ltd. (The)	6,400	91,242
	A&D Co., Ltd.	4,200	30,284
	ABC-Mart, Inc.	3,100	195,927
	Abist Co., Ltd.	500	12,390
	Achilles Corp.	4,400	82,234
	Acom Co., Ltd.	34,500	121,870
	Adastria Co., Ltd.	5,800	113,503
	ADEKA Corp.	17,200	251,570
	Ad-sol Nissin Corp.	900	15,886
	Advan Co., Ltd.	3,300	33,532
	Advantest Corp.	19,000	731,668
*	Adventure, Inc.	300	9,213
	Aeon Co., Ltd.	45,799	792,516
	Aeon Delight Co., Ltd.	2,500	74,491
#	Aeon Fantasy Co., Ltd.	900	25,917
	AEON Financial Service Co., Ltd.	21,900	353,298
	Aeon Hokkaido Corp.	3,500	23,773
#	Aeria, Inc.	1,500	11,492
	Ahresty Corp.	1,800	9,460
	Ai Holdings Corp.	3,500	54,645
	Aica Kogyo Co., Ltd.	4,400	126,751
	Aichi Bank, Ltd. (The)	1,200	41,144
	Aichi Corp.	7,600	47,596
	Aichi Steel Corp.	2,800	87,342
	Aichi Tokei Denki Co., Ltd.	300	11,562
	Aida Engineering, Ltd.	13,800	109,238

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Aiful Corp.	52,400	$106,805
	Ain Holdings, Inc.	4,300	235,214
	Aiphone Co., Ltd.	1,300	19,875
	Air Water, Inc.	40,700	665,158
	Airport Facilities Co., Ltd.	2,400	11,331
	Aisan Industry Co., Ltd.	3,900	26,093
	Aisin Seiki Co., Ltd.	12,700	412,726
	AIT Corp.	2,200	20,405
#	Aizawa Securities Co., Ltd.	5,900	37,492
	Ajis Co., Ltd.	400	12,626
	Akatsuki, Inc.	800	53,701
#*	Akebono Brake Industry Co., Ltd.	17,600	24,703
	Akita Bank, Ltd. (The)	2,300	42,182
	Albis Co., Ltd.	1,500	34,992
	Alconix Corp.	2,300	27,403
	Alfresa Holdings Corp.	8,800	212,168
	Alinco, Inc.	1,000	8,905
#	Alleanza Holdings Co., Ltd.	1,400	10,541
	Alpen Co., Ltd.	4,000	57,083
	Alpha Corp.	800	9,286
	Alpha Systems, Inc.	500	12,488
	Alps Alpine Co., Ltd.	33,016	601,034
	Alps Logistics Co., Ltd.	1,600	10,997
	Altech Corp.	3,000	46,281
	Amada Holdings Co., Ltd.	25,000	274,865
	Amano Corp.	5,200	156,429
	Amiyaki Tei Co., Ltd.	400	12,715
	Amuse, Inc.	500	11,154
	Anest Iwata Corp.	4,500	37,943
	Anicom Holdings, Inc.	1,700	59,218
#	Anritsu Corp.	7,800	143,160
#	AOI TYO Holdings, Inc.	4,600	30,073
	AOKI Holdings, Inc.	4,500	44,127
	Aomori Bank, Ltd. (The)	2,400	58,808
	Aoyama Trading Co., Ltd.	7,600	141,532
	Aozora Bank, Ltd.	11,000	252,093
#	Apaman Co., Ltd.	1,700	15,243
	Arakawa Chemical Industries, Ltd.	1,600	21,641
	Arata Corp.	3,000	97,105
	Arcland Sakamoto Co., Ltd.	6,200	75,062
	Arcland Service Holdings Co., Ltd.	2,000	35,012
	Arcs Co., Ltd.	7,423	154,404
#	Arealink Co., Ltd.	1,200	14,124
	Argo Graphics, Inc.	1,600	36,241
	Ariake Japan Co., Ltd.	700	43,252
	Arisawa Manufacturing Co., Ltd.	4,400	36,446
	Artnature, Inc.	4,700	28,280
	As One Corp.	600	49,674
	Asahi Broadcasting Group Holdings Corp.	2,300	15,071
	Asahi Co., Ltd.	2,300	26,681
	Asahi Diamond Industrial Co., Ltd.	11,400	70,406
	Asahi Group Holdings, Ltd.	24,000	1,039,558
	Asahi Holdings, Inc.	14,900	309,394
	Asahi Intecc Co., Ltd.	19,400	506,947
	Asahi Kasei Corp.	114,900	1,168,865
	Asahi Kogyosha Co., Ltd.	400	9,905
	Asahi Net, Inc.	2,100	13,165
	Asahi Yukizai Corp.	1,900	23,872
	Asante, Inc.	900	16,448

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asanuma Corp.	900	$28,710
	Ashimori Industry Co., Ltd.	800	11,272
	Asia Pile Holdings Corp.	3,100	15,304
	Asics Corp.	23,700	253,945
	ASKA Pharmaceutical Co., Ltd.	3,100	37,072
#	ASKUL Corp.	1,200	29,913
	Astellas Pharma, Inc.	106,000	1,502,221
#	Asukanet Co., Ltd.	700	9,808
	Asunaro Aoki Construction Co., Ltd.	2,000	15,108
	Ateam, Inc.	2,000	20,385
#	Atom Corp.	6,900	63,188
*	Atrae, Inc.	1,200	26,940
	Atsugi Co., Ltd.	1,800	14,964
	Aucnet, Inc.	600	6,817
	Autobacs Seven Co., Ltd.	11,400	185,514
	Avex, Inc.	7,100	91,287
	Awa Bank, Ltd. (The)	4,000	90,803
	Axial Retailing, Inc.	3,800	131,643
	Azbil Corp.	11,400	272,141
	Bandai Namco Holdings, Inc.	25,100	1,349,357
	Bando Chemical Industries, Ltd.	3,500	30,204
	Bank of Iwate, Ltd. (The)	2,300	56,585
	Bank of Kochi, Ltd. (The)	2,500	17,304
	Bank of Kyoto, Ltd. (The)	4,500	174,644
	Bank of Nagoya, Ltd. (The)	1,900	58,955
	Bank of Okinawa, Ltd. (The)	2,780	85,439
	Bank of Saga, Ltd. (The)	2,600	36,284
	Bank of the Ryukyus, Ltd.	6,200	64,275
	Bank of Toyama, Ltd. (The)	600	14,308
#	Baroque Japan, Ltd.	1,300	13,019
	BayCurrent Consulting, Inc.	2,500	114,162
	Belc Co., Ltd.	2,000	92,583
	Bell System24 Holdings, Inc.	7,900	112,493
	Belluna Co., Ltd.	12,500	80,725
	Benefit One, Inc.	11,700	199,869
	Benesse Holdings, Inc.	6,700	156,812
*	Bengo4.com, Inc.	800	35,350
#	Bic Camera, Inc.	21,900	215,899
	Biofermin Pharmaceutical Co., Ltd.	500	10,018
	BML, Inc.	2,900	79,595
	Bourbon Corp.	1,000	15,535
	BP Castrol K.K.	1,200	14,710
	Br Holdings Corp.	2,900	9,235
#*	BrainPad, Inc.	600	34,531
	Broadleaf Co., Ltd.	12,700	66,733
	BRONCO BILLY Co., Ltd.	1,000	20,743
	Brother Industries, Ltd.	41,000	725,924
	Bunka Shutter Co., Ltd.	17,500	143,219
	C Uyemura & Co., Ltd.	400	21,884
	CAC Holdings Corp.	1,300	16,593
	Can Do Co., Ltd.	1,000	14,949
	Canon Electronics, Inc.	2,500	40,918
	Canon Marketing Japan, Inc.	7,700	147,489
	Canon, Inc., Sponsored ADR	14,250	386,177
	Canon, Inc.	19,500	528,864
	Capcom Co., Ltd.	13,900	290,242
	Career Design Center Co., Ltd.	800	11,644
#*	CareerIndex, Inc.	800	5,405
	Carlit Holdings Co., Ltd.	1,500	8,474

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Carta Holdings, Inc.	1,100	$12,295
	Casio Computer Co., Ltd.	21,200	241,856
	Cawachi, Ltd.	3,600	66,895
	Central Automotive Products, Ltd.	1,000	18,256
	Central Japan Railway Co.	3,955	795,005
#	Central Security Patrols Co., Ltd.	700	31,454
	Central Sports Co., Ltd.	1,100	31,288
#	Ceres, Inc.	600	8,867
	Charm Care Corp. KK	1,100	19,178
	Chiba Bank, Ltd. (The)	24,300	120,185
	Chiba Kogyo Bank, Ltd. (The)	8,900	25,004
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	2,200	26,770
	CHIMNEY Co., Ltd.	600	13,227
	Chino Corp.	800	10,356
	Chiyoda Co., Ltd.	2,700	39,916
	Chiyoda Integre Co., Ltd.	1,700	32,461
	Chofu Seisakusho Co., Ltd.	4,800	97,314
	Chori Co., Ltd.	700	10,901
	Chubu Shiryo Co., Ltd.	2,900	33,368
	Chudenko Corp.	6,100	133,413
	Chugai Pharmaceutical Co., Ltd.	6,800	486,519
	Chugai Ro Co., Ltd.	1,100	16,210
	Chugoku Bank, Ltd. (The)	11,100	97,046
	Chugoku Marine Paints, Ltd.	13,600	101,785
	Chukyo Bank, Ltd. (The)	1,900	38,422
	Chuo Spring Co., Ltd.	500	13,068
	CI Takiron Corp.	13,000	83,500
	Citizen Watch Co., Ltd.	28,800	143,322
	CKD Corp.	11,200	122,870
	Cleanup Corp.	5,200	24,611
	CMIC Holdings Co., Ltd.	2,500	42,686
	Coca-Cola Bottlers Japan Holdings, Inc.	9,700	238,765
	cocokara fine, Inc.	3,500	184,458
	Coco's Japan Co., Ltd.	700	9,487
	COLOPL, Inc.	3,800	23,321
	Colowide Co., Ltd.	5,900	114,990
	Computer Engineering & Consulting, Ltd.	2,600	57,855
	COMSYS Holdings Corp.	13,121	331,050
	Comture Corp.	1,300	49,788
	Concordia Financial Group, Ltd.	47,832	168,433
	CONEXIO Corp.	6,100	82,310
	Corona Corp.	3,100	28,669
#	Cosel Co., Ltd.	6,300	62,471
	Cosmo Energy Holdings Co., Ltd.	14,900	307,131
	Cosmos Pharmaceutical Corp.	2,000	368,281
	Cota Co., Ltd.	1,210	13,151
#	CRE, Inc.	1,900	19,811
	Create Medic Co., Ltd.	1,600	13,536
#	Create Restaurants Holdings, Inc.	3,500	52,236
	Create SD Holdings Co., Ltd.	4,600	103,049
	Creek & River Co., Ltd.	1,500	18,281
	Cresco, Ltd.	800	28,182
	CTI Engineering Co., Ltd.	1,100	15,999
	CTS Co., Ltd.	3,200	19,675
	CyberAgent, Inc.	12,400	497,546
	Cybozu, Inc.	1,800	21,251
	Dai Nippon Printing Co., Ltd.	9,500	199,258
#	Dai Nippon Toryo Co., Ltd.	1,400	12,626
	Daibiru Corp.	7,600	70,293

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daicel Corp.	42,800	$362,176
	Dai-Dan Co., Ltd.	4,600	93,343
	Daido Kogyo Co., Ltd.	1,000	8,126
	Daido Metal Co., Ltd.	4,500	27,040
	Daido Steel Co., Ltd.	6,900	261,972
	Daidoh, Ltd.	5,000	13,482
	Daifuku Co., Ltd.	12,200	667,258
	Daihatsu Diesel Manufacturing Co., Ltd.	2,400	14,225
	Daihen Corp.	5,000	138,437
	Daiho Corp.	3,300	81,992
	Daiichi Jitsugyo Co., Ltd.	1,600	43,871
	Daiichi Kensetsu Corp.	700	11,369
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	900	7,246
	Dai-ichi Life Holdings, Inc.	58,700	862,951
	Daiichi Sankyo Co., Ltd.	14,200	862,892
	Dai-ichi Seiko Co., Ltd.	1,300	15,843
	Daiichikosho Co., Ltd.	7,300	301,533
	Daiken Corp.	2,400	47,575
	Daiken Medical Co., Ltd.	1,900	10,797
	Daiki Aluminium Industry Co., Ltd.	2,000	14,012
	Daikin Industries, Ltd.	14,400	1,787,281
	Daikoku Denki Co., Ltd.	800	9,806
#	Daikokutenbussan Co., Ltd.	1,300	39,040
	Dainichi Co., Ltd.	1,500	8,762
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,800	104,886
	Daiseki Co., Ltd.	2,600	61,784
	Daishi Hokuetsu Financial Group, Inc.	3,200	85,059
	Daisue Construction Co., Ltd.	900	7,877
	Daito Bank, Ltd. (The)	2,000	10,060
	Daito Pharmaceutical Co., Ltd.	2,100	58,536
	Daito Trust Construction Co., Ltd.	12,000	1,547,439
	Daitron Co., Ltd.	1,100	13,531
	Daiwa House Industry Co., Ltd.	71,800	2,041,400
	Daiwa Industries, Ltd.	6,200	61,422
	Daiwa Securities Group, Inc.	65,700	283,268
	Daiwabo Holdings Co., Ltd.	4,700	227,764
#	DCM Holdings Co., Ltd.	21,800	205,716
	DD Holdings Co., Ltd.	700	19,409
	Dear Life Co., Ltd.	4,200	18,010
	DeNA Co., Ltd.	9,700	185,003
	Denka Co., Ltd.	6,200	178,426
	Denki Kogyo Co., Ltd.	1,700	47,694
	Densan System Co., Ltd.	800	23,558
	Denso Corp.	17,900	759,773
	Dentsu, Inc.	17,000	561,953
	Denyo Co., Ltd.	4,000	57,688
	Descente, Ltd.	2,800	43,456
	Dexerials Corp.	8,600	56,731
	DIC Corp.	29,800	803,993
	Digital Arts, Inc.	1,800	182,230
#	Digital Hearts Holdings Co., Ltd.	1,700	16,958
	Dip Corp.	5,500	112,900
	Disco Corp.	2,200	403,759
	DKS Co., Ltd.	1,600	47,271
	DMG Mori Co., Ltd.	24,100	349,097
	Doshisha Co., Ltd.	4,700	73,242
	Doutor Nichires Holdings Co., Ltd.	2,700	49,706
	Dowa Holdings Co., Ltd.	11,100	350,556
	DTS Corp.	5,000	109,295

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Duskin Co., Ltd.	4,500	$119,105
	Dvx, Inc.	1,300	9,471
	DyDo Group Holdings, Inc.	2,200	86,432
	Eagle Industry Co., Ltd.	6,100	60,850
	East Japan Railway Co.	8,800	806,740
	Ebara Corp.	19,700	529,419
	Ebara Foods Industry, Inc.	1,300	25,304
	Ebara Jitsugyo Co., Ltd.	1,000	18,489
#	Eco's Co., Ltd.	1,900	25,868
	EDION Corp.	16,400	155,504
	eGuarantee, Inc.	3,900	41,813
	E-Guardian, Inc.	1,100	19,568
	Ehime Bank, Ltd. (The)	4,399	43,925
	Eidai Co., Ltd.	3,400	10,794
	Eiken Chemical Co., Ltd.	2,200	36,968
	Eisai Co., Ltd.	8,400	454,001
	Eizo Corp.	3,100	113,693
	Elan Corp.	1,800	28,706
	Elecom Co., Ltd.	3,100	112,248
	Elematec Corp.	4,800	45,073
#	EM Systems Co., Ltd.	2,000	30,814
*	Enigmo, Inc.	2,200	23,535
	en-japan, Inc.	8,800	361,000
	EPS Holdings, Inc.	3,300	50,809
#	eRex Co., Ltd.	5,700	55,921
#	ES-Con Japan, Ltd.	3,600	22,613
#	Escrow Agent Japan, Inc.	4,000	8,740
	ESPEC Corp.	1,000	20,552
	Evolable Asia Corp.	800	18,915
	Excel Co., Ltd.	1,300	18,072
	Exedy Corp.	5,800	118,237
	Ezaki Glico Co., Ltd.	1,200	52,101
	F@N Communications, Inc.	7,300	36,831
	Faith, Inc.	700	4,829
	FALCO HOLDINGS Co., Ltd.	2,000	29,480
	Fancl Corp.	7,200	180,945
	FANUC Corp.	7,900	1,404,039
	Fast Retailing Co., Ltd.	5,100	3,059,104
	FCC Co., Ltd.	8,600	167,116
*	FDK Corp.	900	6,810
	Feed One Co., Ltd.	9,400	15,356
	Ferrotec Holdings Corp.	6,000	51,462
*	FFRI, Inc.	400	13,382
	FIDEA Holdings Co., Ltd.	35,900	39,575
	Fields Corp.	3,500	15,351
	Financial Products Group Co., Ltd.	7,200	63,433
	FINDEX, Inc.	1,900	16,403
	First Bank of Toyama, Ltd. (The)	8,100	22,729
#	First Brothers Co., Ltd.	900	8,930
	First Juken Co., Ltd.	1,300	14,993
#	Fixstars Corp.	2,500	41,295
	FJ Next Co., Ltd.	1,400	13,654
	Foster Electric Co., Ltd.	6,000	104,966
	FP Corp.	3,200	197,280
	France Bed Holdings Co., Ltd.	3,800	34,737
#	Freebit Co., Ltd.	1,600	16,083
	Freund Corp.	800	5,909
	F-Tech, Inc.	1,700	11,572
	Fudo Tetra Corp.	3,400	40,765

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Co., Ltd.	2,700	$45,676
	Fuji Corp.	12,300	164,008
	Fuji Corp.	400	7,483
	Fuji Corp., Ltd.	4,500	30,226
	Fuji Electric Co., Ltd.	17,400	531,568
	Fuji Media Holdings, Inc.	7,400	96,280
	Fuji Oil Co., Ltd.	3,700	8,642
	Fuji Pharma Co., Ltd.	1,500	20,100
	Fuji Seal International, Inc.	8,200	240,238
	Fuji Soft, Inc.	400	17,973
	Fujicco Co., Ltd.	700	12,624
	FUJIFILM Holdings Corp.	6,400	303,350
	Fujikura Composites, Inc.	5,200	20,308
	Fujikura Kasei Co., Ltd.	2,500	13,635
	Fujikura, Ltd.	55,000	201,193
	Fujimori Kogyo Co., Ltd.	3,500	94,046
#	Fujio Food System Co., Ltd.	1,200	28,478
	Fujisash Co., Ltd.	25,100	19,763
	Fujitec Co., Ltd.	13,200	164,553
	Fujitsu Frontech, Ltd.	1,400	12,304
	Fujitsu General, Ltd.	5,500	87,896
	Fujitsu, Ltd.	21,800	1,701,236
	Fujiya Co., Ltd.	500	8,876
	FuKoKu Co., Ltd.	2,000	13,443
	Fukuda Corp.	1,300	54,616
	Fukuda Denshi Co., Ltd.	1,300	85,385
	Fukui Bank, Ltd. (The)	4,700	59,885
	Fukui Computer Holdings, Inc.	1,200	25,142
	Fukuoka Financial Group, Inc.	14,632	267,947
	Fukushima Bank, Ltd. (The)	3,300	7,457
	Fukushima Industries Corp.	2,300	71,409
	Fukuyama Transporting Co., Ltd.	3,500	131,785
	FULLCAST Holdings Co., Ltd.	4,800	98,147
*	Funai Electric Co., Ltd.	2,200	15,638
	Funai Soken Holdings, Inc.	5,250	119,797
	Furukawa Battery Co., Ltd. (The)	2,000	11,924
	Furukawa Co., Ltd.	6,600	86,128
	Furukawa Electric Co., Ltd.	10,200	273,569
	Furuno Electric Co., Ltd.	3,500	29,994
	Furusato Industries, Ltd.	900	12,024
	Furyu Corp.	1,100	10,913
	Fuso Chemical Co., Ltd.	4,600	96,043
	Fuso Pharmaceutical Industries, Ltd.	1,300	22,912
	Futaba Corp.	4,600	61,252
	Futaba Industrial Co., Ltd.	12,600	87,414
	Future Corp.	3,000	53,357
	Fuyo General Lease Co., Ltd.	6,600	391,715
	G-7 Holdings, Inc.	1,800	48,856
#	Gakkyusha Co., Ltd.	1,200	14,454
	Gecoss Corp.	3,400	29,137
	Genki Sushi Co., Ltd.	900	25,345
	Genky DrugStores Co., Ltd.	1,800	34,983
	Geo Holdings Corp.	6,700	88,180
	Giken, Ltd.	2,400	70,322
	GL Sciences, Inc.	1,000	13,712
	GLOBERIDE, Inc.	1,800	53,628
	Glory, Ltd.	12,100	319,516
	GMO Cloud K.K.	700	20,048
	GMO Financial Holdings, Inc.	6,600	35,858

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GMO internet, Inc.	15,300	$248,723
	GMO Payment Gateway, Inc.	4,900	354,021
	Goldcrest Co., Ltd.	4,500	81,121
	Goldwin, Inc.	1,600	220,051
	Gree, Inc.	11,700	54,923
	Greens Co., Ltd.	1,400	19,060
	GS Yuasa Corp.	12,800	239,400
	G-Tekt Corp.	4,600	67,060
	Gun-Ei Chemical Industry Co., Ltd.	100	2,273
	GungHo Online Entertainment, Inc.	7,010	184,959
	Gunma Bank, Ltd. (The)	26,300	90,606
#*	Gunosy, Inc.	2,100	31,333
	Gurunavi, Inc.	7,600	46,878
	H2O Retailing Corp.	18,560	209,768
	HABA Laboratories, Inc.	700	56,770
	Hachijuni Bank, Ltd. (The)	31,400	118,326
	Hagihara Industries, Inc.	1,800	22,390
	Hagiwara Electric Holdings Co., Ltd.	900	23,574
	Hakuhodo DY Holdings, Inc.	37,800	592,839
	Hakuto Co., Ltd.	2,000	22,520
	Halows Co., Ltd.	1,900	39,345
	Hamakyorex Co., Ltd.	2,100	75,035
	Hamamatsu Photonics KK	2,900	107,546
	Hankyu Hanshin Holdings, Inc.	10,100	354,594
	Hanwa Co., Ltd.	10,200	277,921
	Happinet Corp.	2,700	32,407
	Hard Off Corp. Co., Ltd.	1,800	12,167
	Harima Chemicals Group, Inc.	1,100	11,600
#	Harmonic Drive Systems, Inc.	2,100	79,092
#	Haruyama Holdings, Inc.	1,400	10,411
	Haseko Corp.	83,500	904,529
	Hazama Ando Corp.	37,500	258,502
	Heiwa Corp.	7,500	153,889
	Heiwa Real Estate Co., Ltd.	5,500	115,504
#	Heiwado Co., Ltd.	6,300	115,660
#	Helios Techno Holdings Co., Ltd.	4,500	26,499
	Hibiya Engineering, Ltd.	6,300	113,597
	Hiday Hidaka Corp.	1,823	35,233
	Hikari Tsushin, Inc.	2,200	485,049
#	HI-LEX Corp.	2,400	39,031
	Hino Motors, Ltd.	42,600	341,749
	Hinokiya Group Co., Ltd.	900	17,079
	Hioki EE Corp.	900	30,606
	Hirakawa Hewtech Corp.	600	6,968
#	Hiramatsu, Inc.	2,800	9,236
	Hirano Tecseed Co., Ltd.	600	9,145
	Hirata Corp.	1,300	79,511
	Hirose Electric Co., Ltd.	1,225	128,346
#	Hirose Tusyo, Inc.	800	13,760
	Hiroshima Bank, Ltd. (The)	27,500	131,430
	HIS Co., Ltd.	6,000	146,334
	Hisaka Works, Ltd.	4,700	36,885
	Hisamitsu Pharmaceutical Co., Inc.	2,500	100,472
	Hitachi Capital Corp.	16,200	331,764
	Hitachi Chemical Co., Ltd.	21,400	585,189
	Hitachi Construction Machinery Co., Ltd.	20,800	487,792
	Hitachi High-Technologies Corp.	7,500	377,903
	Hitachi Metals, Ltd.	27,810	292,376
	Hitachi Transport System, Ltd.	8,300	258,167

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hitachi Zosen Corp.	39,400	$141,293
	Hitachi, Ltd.	43,100	1,528,102
	Hitachi, Ltd., ADR	3,100	219,898
	Hito Communications Holdings, Inc.	800	13,573
	Hochiki Corp.	2,400	29,896
	Hodogaya Chemical Co., Ltd.	1,200	30,998
	Hogy Medical Co., Ltd.	600	16,678
	Hokkaido Coca-Cola Bottling Co., Ltd.	500	16,869
	Hokkan Holdings, Ltd.	600	9,394
	Hokkoku Bank, Ltd. (The)	2,700	75,001
	Hokuetsu Corp.	24,100	119,595
	Hokuetsu Industries Co., Ltd.	2,900	31,535
	Hokuhoku Financial Group, Inc.	12,600	126,242
	Hokuriku Electric Industry Co., Ltd.	1,800	17,376
	Hokuriku Electrical Construction Co., Ltd.	1,500	12,383
	Honda Motor Co., Ltd., Sponsored ADR	20,519	510,513
	Honda Motor Co., Ltd.	96,000	2,388,530
	H-One Co., Ltd.	2,000	13,009
	Honeys Holdings Co., Ltd.	2,300	27,861
	Hoosiers Holdings	3,200	18,221
	Horiba, Ltd.	6,500	347,847
	Hoshizaki Corp.	3,500	247,272
	Hosokawa Micron Corp.	1,000	40,462
*	Hotland Co., Ltd.	1,200	16,023
	House Foods Group, Inc.	4,300	158,163
	Howa Machinery, Ltd.	1,900	14,667
	Hulic Co., Ltd.	27,500	236,235
	Hyakugo Bank, Ltd. (The)	25,000	73,308
	Hyakujushi Bank, Ltd. (The)	2,500	49,757
	I K K, Inc.	1,800	11,684
	IBJ Leasing Co., Ltd.	5,300	133,013
#	IBJ, Inc.	2,300	18,644
	Ichibanya Co., Ltd.	900	42,392
	Ichigo, Inc.	52,900	191,147
	Ichiken Co., Ltd.	500	7,866
	Ichikoh Industries, Ltd.	4,000	25,590
	Ichinen Holdings Co., Ltd.	2,200	22,445
	Ichiyoshi Securities Co., Ltd.	5,300	34,991
	Icom, Inc.	2,500	51,984
	ID Holdings Corp.	1,000	10,854
#	Idec Corp.	3,800	68,246
	Idemitsu Kosan Co., Ltd.	11,644	320,878
	IDOM, Inc.	17,100	64,415
	Ihara Science Corp.	1,300	15,121
	IHI Corp.	28,300	674,348
	Iida Group Holdings Co., Ltd.	16,920	277,532
	IJTT Co., Ltd.	2,200	10,515
	Imagica Group, Inc.	4,300	21,422
	Imasen Electric Industrial	2,500	20,264
	Imuraya Group Co., Ltd.	900	17,142
	Inaba Denki Sangyo Co., Ltd.	2,900	133,555
	Inaba Seisakusho Co., Ltd.	700	8,939
	Inabata & Co., Ltd.	5,900	76,773
	Inageya Co., Ltd.	1,100	14,908
	Ines Corp.	500	5,327
	I-Net Corp.	1,700	22,808
	Infocom Corp.	4,000	99,144
	Infomart Corp.	28,200	380,376
	Information Services International-Dentsu, Ltd.	1,400	48,610

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Innotech Corp.	2,000	$16,588
	Insource Co., Ltd.	900	26,375
	Intage Holdings, Inc.	4,500	38,027
	Internet Initiative Japan, Inc.	6,700	125,220
	Inui Global Logistics Co., Ltd.	1,600	12,891
	I-O Data Device, Inc.	1,200	10,309
	IR Japan Holdings, Ltd.	800	20,855
#	I'rom Group Co., Ltd.	1,500	23,629
	Iseki & Co., Ltd.	4,100	53,654
	Isetan Mitsukoshi Holdings, Ltd.	47,340	376,348
	Ishihara Sangyo Kaisha, Ltd.	8,000	84,993
#*	Istyle, Inc.	6,000	45,251
	Isuzu Motors, Ltd.	93,900	1,039,044
	Itfor, Inc.	2,800	23,970
	Ito En, Ltd.	8,600	375,535
	Itochu Enex Co., Ltd.	17,100	138,375
	Itochu Techno-Solutions Corp.	11,900	305,057
	Itochu-Shokuhin Co., Ltd.	1,300	53,240
	Itoham Yonekyu Holdings, Inc.	12,900	84,508
	Itoki Corp.	5,600	23,099
#*	Itokuro, Inc.	1,000	15,619
	IwaiCosmo Holdings, Inc.	3,900	39,778
	Iwaki & Co., Ltd.	8,200	36,523
	Iwasaki Electric Co., Ltd.	700	8,500
	Iwatani Corp.	9,500	313,595
	Iwatsu Electric Co., Ltd.	1,800	12,978
	Iwatsuka Confectionery Co., Ltd.	400	14,582
	Iyo Bank, Ltd. (The)	14,800	71,930
	Izumi Co., Ltd.	6,300	236,314
	J Front Retailing Co., Ltd.	28,700	336,931
	JAC Recruitment Co., Ltd.	4,200	97,098
	Jaccs Co., Ltd.	5,500	109,388
	Jafco Co., Ltd.	6,200	229,841
	Jalux, Inc.	500	11,555
	Jamco Corp.	1,600	29,157
	Janome Sewing Machine Co., Ltd.	1,200	5,135
	Japan Airport Terminal Co., Ltd.	3,400	140,581
*	Japan Animal Referral Medical Center Co., Ltd.	600	12,122
	Japan Asia Group, Ltd.	3,200	9,934
*	Japan Asset Marketing Co., Ltd.	39,200	32,694
	Japan Aviation Electronics Industry, Ltd.	10,000	139,273
#	Japan Best Rescue System Co., Ltd.	2,100	27,529
	Japan Cash Machine Co., Ltd.	3,800	37,786
#*	Japan Display, Inc.	48,200	32,940
	Japan Elevator Service Holdings Co., Ltd.	1,000	25,253
	Japan Exchange Group, Inc.	50,800	744,499
	Japan Foundation Engineering Co., Ltd.	3,400	10,497
#	Japan Investment Adviser Co., Ltd.	1,500	25,322
#	Japan Lifeline Co., Ltd.	8,700	153,123
	Japan Material Co., Ltd.	7,900	102,851
#	Japan Meat Co., Ltd.	2,100	34,791
	Japan Medical Dynamic Marketing, Inc.	2,800	35,058
	Japan Property Management Center Co., Ltd.	900	9,382
	Japan Pulp & Paper Co., Ltd.	2,100	70,665
	Japan Securities Finance Co., Ltd.	17,300	87,702
	Japan Steel Works, Ltd. (The)	9,600	167,152
	Japan Transcity Corp.	3,000	13,706
	Japan Wool Textile Co., Ltd. (The)	10,600	87,663
	JBCC Holdings, Inc.	1,200	17,662

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JCR Pharmaceuticals Co., Ltd.	900	$63,327
	JCU Corp.	6,100	114,419
	Jeol, Ltd.	6,100	137,073
	JGC Corp.	31,800	414,016
*	JIG-SAW, Inc.	300	13,778
	Jimoto Holdings, Inc.	10,800	9,699
	JINS Holdings, Inc.	2,000	105,283
	JK Holdings Co., Ltd.	2,700	13,627
	JMS Co., Ltd.	3,800	27,881
	Joban Kosan Co., Ltd.	1,000	15,171
	J-Oil Mills, Inc.	1,100	39,440
	Joshin Denki Co., Ltd.	3,700	70,594
	JP-Holdings, Inc.	5,600	14,690
	JSP Corp.	4,200	72,984
	JSR Corp.	37,300	616,006
	JTEKT Corp.	42,300	501,534
	Juki Corp.	5,400	48,761
	Justsystems Corp.	4,900	165,335
	JVCKenwood Corp.	36,220	81,002
	K&O Energy Group, Inc.	1,700	23,006
*	Kadokawa Dwango	7,002	88,976
	Kadoya Sesame Mills, Inc.	500	18,604
	Kagome Co., Ltd.	4,300	99,617
	Kajima Corp.	84,901	1,091,908
	Kakaku.com, Inc.	14,300	297,028
	Kaken Pharmaceutical Co., Ltd.	4,700	227,689
	Kakiyasu Honten Co., Ltd.	1,500	29,467
	Kameda Seika Co., Ltd.	1,100	51,378
	Kamei Corp.	3,000	30,552
	Kamigumi Co., Ltd.	11,300	259,777
	Kanaden Corp.	2,100	26,909
	Kanagawa Chuo Kotsu Co., Ltd.	800	27,064
	Kanamic Network Co., Ltd.	1,000	20,229
	Kanamoto Co., Ltd.	7,300	187,643
	Kandenko Co., Ltd.	17,700	154,325
	Kaneka Corp.	9,200	341,573
	Kaneko Seeds Co., Ltd.	600	7,039
	Kanematsu Corp.	21,400	245,520
	Kanematsu Electronics, Ltd.	2,300	63,083
	Kanemi Co., Ltd.	400	11,617
	Kansai Mirai Financial Group, Inc.	7,015	47,113
	Kansai Paint Co., Ltd.	11,500	227,088
	Kao Corp.	20,800	1,518,000
	Kappa Create Co., Ltd.	1,800	22,995
	Kasai Kogyo Co., Ltd.	6,300	51,691
	Katakura Industries Co., Ltd.	5,200	59,332
	Kato Sangyo Co., Ltd.	2,600	76,726
	Kato Works Co., Ltd.	2,400	42,841
	KAWADA TECHNOLOGIES, Inc.	500	34,287
	Kawai Musical Instruments Manufacturing Co., Ltd.	700	19,614
	Kawasaki Heavy Industries, Ltd.	31,300	681,020
	Kawasumi Laboratories, Inc.	3,700	25,968
	KDDI Corp.	123,500	3,222,299
	Keihan Holdings Co., Ltd.	10,800	437,732
	Keihanshin Building Co., Ltd.	3,500	38,572
	Keihin Corp.	5,800	80,502
	Keikyu Corp.	13,800	231,917
	Keio Corp.	5,000	309,389
	Keisei Electric Railway Co., Ltd.	6,200	227,896

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keiyo Bank, Ltd. (The)	10,900	$66,340
	Keiyo Co., Ltd.	9,700	42,050
	Kenedix, Inc.	39,300	199,175
	Kenko Mayonnaise Co., Ltd.	900	20,565
	Kewpie Corp.	13,300	300,964
	Keyence Corp.	5,600	3,213,553
	KFC Holdings Japan, Ltd.	800	15,711
	KH Neochem Co., Ltd.	2,700	66,895
	Kikkoman Corp.	6,100	277,324
	Kinden Corp.	16,500	249,604
	Kintetsu Department Store Co., Ltd.	1,100	31,400
	Kintetsu Group Holdings Co., Ltd.	10,500	497,838
	Kintetsu World Express, Inc.	12,600	168,959
	Kirin Holdings Co., Ltd.	44,500	965,127
	Kirindo Holdings Co., Ltd.	1,200	19,481
	Kissei Pharmaceutical Co., Ltd.	5,100	125,971
	Ki-Star Real Estate Co., Ltd.	900	13,552
	Kitagawa Corp.	1,000	19,336
	Kita-Nippon Bank, Ltd. (The)	1,600	26,513
	Kitano Construction Corp.	300	7,208
	Kitanotatsujin Corp.	8,500	54,909
	Kito Corp.	2,500	37,018
	Kitz Corp.	16,900	114,827
	Kiyo Bank, Ltd. (The)	7,300	95,074
#*	KLab, Inc.	7,300	59,746
	Koa Corp.	3,300	39,725
	Kobayashi Pharmaceutical Co., Ltd.	3,600	256,843
	Kobe Bussan Co., Ltd.	4,700	262,546
*	Kobe Electric Railway Co., Ltd.	400	14,617
	Kohnan Shoji Co., Ltd.	6,400	139,505
	Koito Manufacturing Co., Ltd.	13,100	654,912
*	Kojima Co., Ltd.	3,200	13,943
	Kokuyo Co., Ltd.	17,800	240,089
	KOMAIHALTEC, Inc.	500	7,443
	Komatsu Matere Co., Ltd.	4,400	31,299
	Komatsu Wall Industry Co., Ltd.	1,100	19,368
	Komatsu, Ltd.	77,200	1,726,223
	KOMEDA Holdings Co., Ltd.	4,300	79,629
#	Komehyo Co., Ltd.	800	8,633
	Komeri Co., Ltd.	6,000	123,259
	Komori Corp.	9,500	95,934
	Konaka Co., Ltd.	2,300	8,842
	Konami Holdings Corp.	7,400	313,981
	Kondotec, Inc.	2,500	21,212
	Konica Minolta, Inc.	73,000	604,962
	Konishi Co., Ltd.	8,100	115,340
	Konoike Transport Co., Ltd.	5,100	78,908
	Kose Corp.	5,300	903,452
#	Koshidaka Holdings Co., Ltd.	4,300	60,829
	Kotobuki Spirits Co., Ltd.	3,300	194,663
	Kourakuen Holdings Corp.	800	22,167
	Krosaki Harima Corp.	300	16,453
	KRS Corp.	1,000	18,069
	K's Holdings Corp.	29,876	272,412
#	KU Holdings Co., Ltd.	2,200	17,541
	Kubota Corp.	35,600	549,149
	Kumagai Gumi Co., Ltd.	6,200	165,747
	Kumiai Chemical Industry Co., Ltd.	16,400	134,720
	Kura Sushi, Inc.	1,000	40,993

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kurabo Industries, Ltd.	1,700	$32,767
	Kuraray Co., Ltd.	32,800	387,919
	Kureha Corp.	2,900	192,110
	Kurita Water Industries, Ltd.	5,400	136,325
	Kushikatsu Tanaka Holdings Co.	200	3,598
	Kusuri no Aoki Holdings Co., Ltd.	2,600	171,907
*	KYB Corp.	4,500	127,706
	Kyocera Corp.	6,400	390,062
#	Kyoden Co., Ltd.	3,100	9,390
	Kyodo Printing Co., Ltd.	1,600	41,603
#	Kyokuto Boeki Kaisha, Ltd.	1,200	19,575
	Kyokuto Kaihatsu Kogyo Co., Ltd.	6,700	82,673
	Kyokuto Securities Co., Ltd.	2,300	19,312
	Kyokuyo Co., Ltd.	1,700	47,612
	KYORIN Holdings, Inc.	4,500	75,694
	Kyoritsu Printing Co., Ltd.	3,900	6,536
	Kyosan Electric Manufacturing Co., Ltd.	5,000	17,197
	Kyowa Electronic Instruments Co., Ltd.	3,500	13,454
	Kyowa Exeo Corp.	17,200	413,099
	Kyudenko Corp.	9,500	294,141
	Kyushu Financial Group, Inc.	25,540	96,929
#	Kyushu Leasing Service Co., Ltd.	2,100	11,781
	Kyushu Railway Co.	4,800	136,762
#	LAC Co., Ltd.	1,900	29,538
#	Lacto Japan Co., Ltd.	600	18,395
#*	Laox Co., Ltd.	5,000	14,498
	Lasertec Corp.	6,300	299,692
	Lawson, Inc.	8,700	434,752
#*	Leopalace21 Corp.	79,000	165,319
	Life Corp.	3,800	78,357
	LIFULL Co., Ltd.	9,500	43,927
#	Like Co., Ltd.	1,000	17,114
*	LINE Corp.	2,100	66,769
#	Link And Motivation, Inc.	3,400	17,446
	Lintec Corp.	12,500	263,010
	Lion Corp.	11,600	227,715
*	Litalico, Inc.	600	10,476
	LIXIL Group Corp.	26,500	458,372
	Look Holdings, Inc.	900	9,776
*	M&A Capital Partners Co., Ltd.	1,100	73,489
	M3, Inc.	43,300	872,300
	Mabuchi Motor Co., Ltd.	1,200	41,429
	Macnica Fuji Electronics Holdings, Inc.	14,500	201,177
	Macromill, Inc.	7,600	88,241
	Maeda Corp.	25,700	192,546
	Maeda Road Construction Co., Ltd.	3,900	82,760
	Maezawa Kasei Industries Co., Ltd.	1,300	13,580
	Maezawa Kyuso Industries Co., Ltd.	1,300	23,093
	Makino Milling Machine Co., Ltd.	4,800	200,103
	Makita Corp.	6,100	201,129
	Mamezou Holdings Co., Ltd.	2,000	27,056
	Mandom Corp.	2,700	63,529
	Mani, Inc.	2,100	150,915
	MarkLines Co., Ltd.	1,800	30,697
	Marubun Corp.	2,800	15,017
	Maruha Nichiro Corp.	6,600	192,810
	Marui Group Co., Ltd.	17,400	375,925
	Maruichi Steel Tube, Ltd.	2,800	73,716
	Maruka Corp.	1,100	19,372

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marusan Securities Co., Ltd.	5,600	$28,167
#	Maruwa Unyu Kikan Co., Ltd.	1,800	76,929
	Maruzen Co., Ltd.	1,000	19,310
	Maruzen Showa Unyu Co., Ltd.	2,000	59,413
	Marvelous, Inc.	4,600	32,657
#	Matching Service Japan Co., Ltd.	800	12,639
	Matsuda Sangyo Co., Ltd.	4,300	60,642
	Matsui Construction Co., Ltd.	1,700	10,579
#	Matsui Securities Co., Ltd.	6,500	53,960
	Matsumotokiyoshi Holdings Co., Ltd.	13,500	449,373
#	Matsuya Co., Ltd.	2,200	16,245
	Matsuyafoods Holdings Co., Ltd.	400	13,183
	Max Co., Ltd.	2,500	39,431
	Maxell Holdings, Ltd.	6,500	83,097
	Maxvalu Nishinihon Co., Ltd.	800	12,348
#	Maxvalu Tokai Co., Ltd.	1,400	25,102
	Mazda Motor Corp.	69,600	673,360
	McDonald's Holdings Co. Japan, Ltd.	2,100	94,296
	MCJ Co., Ltd.	16,700	122,120
	Mebuki Financial Group, Inc.	72,100	177,905
#*	Medical Data Vision Co., Ltd.	600	6,009
	Medical System Network Co., Ltd.	6,000	29,300
	Medipal Holdings Corp.	14,100	299,508
	Megmilk Snow Brand Co., Ltd.	9,700	207,278
	Meidensha Corp.	9,500	146,446
	Meiji Electric Industries Co., Ltd.	1,200	15,115
	MEIJI Holdings Co., Ltd.	10,300	715,283
	Meisei Industrial Co., Ltd.	4,200	29,013
	Meitec Corp.	6,300	324,683
	Meito Sangyo Co., Ltd.	1,800	22,817
	Meiwa Corp.	3,000	10,417
#	Members Co., Ltd.	1,400	25,177
	Menicon Co., Ltd.	3,400	125,036
	Mercuria Investment Co., Ltd.	900	6,037
	METAWATER Co., Ltd.	800	26,772
	Michinoku Bank, Ltd. (The)	3,100	48,151
	Micronics Japan Co., Ltd.	4,100	39,123
	Mie Kotsu Group Holdings, Inc.	6,000	31,191
	Mikuni Corp.	1,500	5,050
	Milbon Co., Ltd.	3,600	175,661
	Mimaki Engineering Co., Ltd.	2,100	11,387
	Mimasu Semiconductor Industry Co., Ltd.	4,600	76,412
	Minebea Mitsumi, Inc.	22,600	385,725
	Ministop Co., Ltd.	2,600	35,509
	Miraca Holdings, Inc.	15,600	352,716
	Mirait Holdings Corp.	13,500	199,320
#	Miroku Jyoho Service Co., Ltd.	3,400	106,265
	Misawa Homes Co., Ltd.	5,800	56,624
	MISUMI Group, Inc.	17,300	388,238
	Mitani Corp.	1,000	49,475
	Mitani Sangyo Co., Ltd.	4,100	10,573
	Mitani Sekisan Co., Ltd.	500	13,702
	Mito Securities Co., Ltd.	8,900	16,293
	Mitsuba Corp.	3,200	19,040
	Mitsubishi Chemical Holdings Corp.	119,100	845,551
	Mitsubishi Electric Corp.	84,500	1,103,632
	Mitsubishi Estate Co., Ltd.	47,500	874,330
	Mitsubishi Gas Chemical Co., Inc.	24,400	324,702
	Mitsubishi Heavy Industries, Ltd.	11,900	490,889

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Kakoki Kaisha, Ltd.	500	$7,326
	Mitsubishi Logisnext Co., Ltd.	9,500	97,133
	Mitsubishi Logistics Corp.	9,599	255,285
	Mitsubishi Motors Corp.	105,600	464,692
	Mitsubishi Paper Mills, Ltd.	2,600	13,515
	Mitsubishi Pencil Co., Ltd.	2,300	35,576
	Mitsubishi Research Institute, Inc.	500	18,320
	Mitsubishi Shokuhin Co., Ltd.	3,600	90,518
	Mitsubishi Steel Manufacturing Co., Ltd.	1,000	11,177
	Mitsubishi Tanabe Pharma Corp.	20,000	225,798
	Mitsubishi UFJ Financial Group, Inc.	673,200	3,324,935
	Mitsubishi UFJ Lease & Finance Co., Ltd.	100,300	531,511
	Mitsuboshi Belting, Ltd.	2,000	36,667
	Mitsui Chemicals, Inc.	33,200	759,195
*	Mitsui E&S Holdings Co., Ltd.	16,900	148,099
	Mitsui Fudosan Co., Ltd.	25,400	573,384
	Mitsui Mining & Smelting Co., Ltd.	12,300	282,590
	Mitsui-Soko Holdings Co., Ltd.	4,800	68,014
	Mitsuuroko Group Holdings Co., Ltd.	1,400	10,836
	Miura Co., Ltd.	2,300	63,576
	Mixi, Inc.	11,000	207,833
	Miyaji Engineering Group, Inc.	1,000	16,133
	Miyazaki Bank, Ltd. (The)	2,300	55,360
	Miyoshi Oil & Fat Co., Ltd.	1,900	19,032
	Mizuho Financial Group, Inc.	718,315	1,019,519
	Mizuho Financial Group, Inc., ADR	19,384	55,051
	Mizuno Corp.	3,900	89,518
#*	Mobile Factory, Inc.	900	12,925
	Mochida Pharmaceutical Co., Ltd.	1,600	67,205
	Modec, Inc.	4,300	114,125
#	Monex Group, Inc.	18,000	53,444
#	Money Partners Group Co., Ltd.	3,000	7,735
	Monogatari Corp. (The)	800	67,999
	MonotaRO Co., Ltd.	16,000	349,288
	Morinaga & Co., Ltd.	3,400	159,415
	Morinaga Milk Industry Co., Ltd.	4,900	190,148
	Morita Holdings Corp.	4,700	77,157
	Morito Co., Ltd.	1,400	10,420
#	Morozoff, Ltd.	300	13,533
	Mory Industries, Inc.	400	7,223
	MrMax Holdings, Ltd.	3,700	15,182
	MS&AD Insurance Group Holdings, Inc.	26,152	857,225
	MTI, Ltd.	4,000	28,892
	Mugen Estate Co., Ltd.	1,800	9,339
	Murakami Corp.	600	13,040
	Murata Manufacturing Co., Ltd.	8,700	398,383
	Musashino Bank, Ltd. (The)	3,800	73,401
	N Field Co., Ltd.	1,100	6,915
	Nabtesco Corp.	15,000	404,092
	NAC Co., Ltd.	1,200	10,856
	Nachi-Fujikoshi Corp.	3,500	147,271
	Nagano Bank, Ltd. (The)	1,400	21,968
	Nagano Keiki Co., Ltd.	2,600	18,490
	Nagase & Co., Ltd.	27,700	403,569
	Nagatanien Holdings Co., Ltd.	1,000	19,033
	Nagawa Co., Ltd.	600	27,692
	Nagoya Railroad Co., Ltd.	15,900	437,721
	Nakabayashi Co., Ltd.	3,000	15,095
	Nakamuraya Co., Ltd.	600	23,488

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakanishi, Inc.	4,600	$83,972
	Nakano Corp.	1,900	7,434
	Namura Shipbuilding Co., Ltd.	9,800	25,841
	Nankai Electric Railway Co., Ltd.	7,800	186,879
	Natori Co., Ltd.	1,200	17,477
	NEC Capital Solutions, Ltd.	3,600	65,326
	NEC Corp.	24,900	1,017,894
	NEC Networks & System Integration Corp.	5,700	147,396
	NET One Systems Co., Ltd.	11,200	295,403
	Neturen Co., Ltd.	8,400	64,775
*	Nexon Co., Ltd.	34,200	541,334
	Nextage Co., Ltd.	5,200	58,759
#	Nexyz Group Corp.	700	12,919
	NGK Insulators, Ltd.	18,900	281,095
	NHK Spring Co., Ltd.	44,100	345,820
	Nichia Steel Works, Ltd.	1,000	3,059
	Nichias Corp.	8,900	159,405
	Nichiban Co., Ltd.	1,500	26,019
	Nichiden Corp.	2,900	50,886
	Nichiha Corp.	2,800	73,033
	NichiiGakkan Co., Ltd.	7,800	123,426
	Nichi-iko Pharmaceutical Co., Ltd.	8,800	100,835
	Nichirei Corp.	15,300	353,978
	Nichireki Co., Ltd.	3,000	30,056
	Nichirin Co., Ltd.	1,430	20,660
	Nidec Corp.	10,300	1,377,274
	Nidec Corp., Sponsored ADR	5,300	177,550
	Nifco, Inc.	29,500	727,575
	Nihon Chouzai Co., Ltd.	1,600	48,528
	Nihon Eslead Corp.	800	12,544
	Nihon Flush Co., Ltd.	900	24,130
	Nihon House Holdings Co., Ltd.	4,300	17,411
	Nihon Kohden Corp.	8,000	218,912
	Nihon M&A Center, Inc.	19,000	509,875
#	Nihon Nohyaku Co., Ltd.	9,400	39,672
	Nihon Parkerizing Co., Ltd.	17,600	196,110
	Nihon Plast Co., Ltd.	1,900	12,097
	Nihon Unisys, Ltd.	18,400	603,885
	Nihon Yamamura Glass Co., Ltd.	300	3,826
	Nikkiso Co., Ltd.	8,700	111,347
	Nikko Co., Ltd.	600	16,062
	Nikkon Holdings Co., Ltd.	6,100	142,543
	Nikon Corp.	26,200	353,744
	Nintendo Co., Ltd.	5,800	2,133,778
	Nippo Corp.	4,900	93,352
	Nippon Air Conditioning Services Co., Ltd.	2,400	15,927
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	33,131
#	Nippon Carbon Co., Ltd.	1,400	53,718
	Nippon Chemiphar Co., Ltd.	500	13,057
	Nippon Commercial Development Co., Ltd.	1,500	20,857
	Nippon Concept Corp.	1,200	13,360
	Nippon Concrete Industries Co., Ltd.	700	1,800
	Nippon Densetsu Kogyo Co., Ltd.	4,000	76,637
	Nippon Express Co., Ltd.	10,800	608,694
	Nippon Fine Chemical Co., Ltd.	1,000	10,954
	Nippon Flour Mills Co., Ltd.	4,100	64,660
	Nippon Gas Co., Ltd.	7,700	216,126
	Nippon Hume Corp.	3,300	21,112
	Nippon Kanzai Co., Ltd.	1,300	21,898

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Kayaku Co., Ltd.	16,100	$189,304
	Nippon Kodoshi Corp.	800	10,839
	Nippon Koei Co., Ltd.	2,400	52,651
	Nippon Light Metal Holdings Co., Ltd.	151,000	276,041
	Nippon Paint Holdings Co., Ltd.	15,500	674,409
	Nippon Paper Industries Co., Ltd.	6,000	105,787
	Nippon Parking Development Co., Ltd., Class C	42,200	65,675
	Nippon Pillar Packing Co., Ltd.	800	7,716
	Nippon Piston Ring Co., Ltd.	900	11,461
	Nippon Road Co., Ltd. (The)	1,000	55,632
	Nippon Seiki Co., Ltd.	5,400	94,578
	Nippon Seisen Co., Ltd.	500	12,193
#*	Nippon Sharyo, Ltd.	2,200	50,328
	Nippon Shinyaku Co., Ltd.	1,600	115,297
	Nippon Shokubai Co., Ltd.	4,300	279,091
	Nippon Signal Co., Ltd.	9,800	108,771
	Nippon Soda Co., Ltd.	5,400	135,819
	Nippon Steel Trading Corp.	3,100	124,416
	Nippon Suisan Kaisha, Ltd.	66,200	417,183
	Nippon Systemware Co., Ltd.	1,000	25,526
	Nippon Telegraph & Telephone Corp.	27,500	1,241,104
	Nippon Thompson Co., Ltd.	12,600	57,704
#	Nippon Yakin Kogyo Co., Ltd.	11,400	21,800
	Nipro Corp.	31,300	346,991
	Nishimatsu Construction Co., Ltd.	9,500	179,499
#	Nishimatsuya Chain Co., Ltd.	5,900	47,567
	Nishi-Nippon Financial Holdings, Inc.	14,000	98,896
	Nishi-Nippon Railroad Co., Ltd.	4,700	99,146
	Nishio Rent All Co., Ltd.	4,600	128,596
	Nissan Chemical Corp.	15,400	673,462
	Nissan Motor Co., Ltd.	216,300	1,405,933
	Nissan Shatai Co., Ltd.	9,500	79,453
	Nissan Tokyo Sales Holdings Co., Ltd.	5,300	13,638
	Nissei ASB Machine Co., Ltd.	1,400	34,976
	Nissei Plastic Industrial Co., Ltd.	1,200	11,568
	Nissha Co., Ltd.	2,800	32,451
	Nisshin Fudosan Co.	3,300	14,144
	Nisshin Oillio Group, Ltd. (The)	4,500	131,127
	Nisshin Seifun Group, Inc.	6,280	118,682
	Nisshinbo Holdings, Inc.	15,204	118,384
	Nissin Electric Co., Ltd.	7,600	87,316
	Nissin Foods Holdings Co., Ltd.	1,700	105,521
	Nissin Kogyo Co., Ltd.	5,300	72,830
	Nissin Sugar Co., Ltd.	2,600	47,112
	Nissui Pharmaceutical Co., Ltd.	3,800	42,217
	Nitori Holdings Co., Ltd.	3,800	512,490
	Nitta Corp.	2,500	68,933
	Nitto Boseki Co., Ltd.	2,300	51,692
	Nitto Denko Corp.	27,900	1,374,071
	Nitto Fuji Flour Milling Co., Ltd.	300	17,862
	Nitto Kogyo Corp.	3,800	72,348
	Nitto Kohki Co., Ltd.	2,100	42,059
	Nitto Seiko Co., Ltd.	4,200	21,967
	Nittoc Construction Co., Ltd.	1,700	9,312
	NJS Co., Ltd.	700	11,058
	Noda Corp.	1,400	9,699
	Noevir Holdings Co., Ltd.	2,900	151,374
	NOF Corp.	10,200	365,102
	Nohmi Bosai, Ltd.	3,700	75,370

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nojima Corp.	8,800	$141,689
	Nomura Co., Ltd.	11,200	151,662
	Nomura Holdings, Inc.	171,700	551,881
#	Nomura Holdings, Inc., Sponsored ADR	22,606	76,182
	Nomura Real Estate Holdings, Inc.	19,500	394,875
	Nomura Research Institute, Ltd.	20,766	367,678
	Noritake Co., Ltd.	1,700	66,226
	Noritsu Koki Co., Ltd.	4,100	71,573
	Noritz Corp.	6,900	84,453
	NS Solutions Corp.	5,700	192,019
	NS Tool Co., Ltd.	900	16,695
	NSD Co., Ltd.	3,400	104,726
	NSK, Ltd.	38,600	326,377
	NTN Corp.	106,000	294,152
	NTT Data Corp.	36,100	474,004
	NTT DOCOMO, Inc.	81,300	1,949,361
	NuFlare Technology, Inc.	600	42,379
	Obara Group, Inc.	2,200	76,149
	Obayashi Corp.	114,600	1,085,379
	OBIC Business Consultants Co., Ltd.	900	38,737
	Obic Co., Ltd.	2,600	277,031
	Odakyu Electric Railway Co., Ltd.	16,700	372,846
	Odelic Co., Ltd.	400	14,717
	Oenon Holdings, Inc.	11,900	41,948
	Ogaki Kyoritsu Bank, Ltd. (The)	3,800	81,735
#	Ohara, Inc.	700	9,267
	Ohashi Technica, Inc.	1,000	13,499
	Ohsho Food Service Corp.	600	36,888
	Oiles Corp.	3,900	55,338
	Oita Bank, Ltd. (The)	1,900	53,837
	Oji Holdings Corp.	72,000	372,330
	Okabe Co., Ltd.	8,200	63,069
	Okamoto Industries, Inc.	1,500	69,597
	Okamoto Machine Tool Works, Ltd.	400	10,069
	Okamura Corp.	12,200	118,932
	Okasan Securities Group, Inc.	16,100	57,550
	Oki Electric Industry Co., Ltd.	20,000	266,017
	Okinawa Cellular Telephone Co.	2,800	93,573
	OKK Corp.	800	5,854
	OKUMA Corp.	3,300	171,569
	Okumura Corp.	5,500	156,705
	Okura Industrial Co., Ltd.	400	6,417
	Okuwa Co., Ltd.	5,700	56,322
#	Olympic Group Corp.	2,900	17,469
	Olympus Corp.	90,400	985,620
	Omron Corp.	15,200	723,161
	Ono Pharmaceutical Co., Ltd.	16,800	304,805
	Onoken Co., Ltd.	1,900	23,886
	Onward Holdings Co., Ltd.	18,800	96,417
#	Ootoya Holdings Co., Ltd.	700	14,109
*	Open Door, Inc.	1,800	45,253
	Open House Co., Ltd.	10,400	453,097
	Optex Group Co., Ltd.	2,200	27,786
	Oracle Corp.	3,300	273,999
	Organo Corp.	1,700	60,195
	Orient Corp.	80,800	94,558
	Oriental Land Co., Ltd.	8,000	1,055,563
	Origin Co., Ltd.	400	5,268
	Osaka Gas Co., Ltd.	14,600	268,211

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Osaka Organic Chemical Industry, Ltd.	1,300	$12,073
	Osaka Soda Co., Ltd.	2,000	48,745
	Osaki Electric Co., Ltd.	9,400	56,472
	OSG Corp.	11,700	232,230
	OSJB Holdings Corp.	22,600	51,045
	Otsuka Corp.	12,500	492,900
	Otsuka Holdings Co., Ltd.	1,600	58,840
	OUG Holdings, Inc.	500	12,419
	Outsourcing, Inc.	20,900	248,786
	Oyo Corp.	5,500	55,651
	Ozu Corp.	700	11,151
	Pacific Industrial Co., Ltd.	5,900	83,044
	Pack Corp. (The)	2,600	78,514
	PAL GROUP Holdings Co., Ltd.	2,100	65,479
	PALTAC Corp.	2,400	117,156
	Pan Pacific International Holdings Corp.	7,200	460,621
	Panasonic Corp.	181,500	1,530,437
	Panasonic Corp., Sponsored ADR	24,160	200,528
	Paraca, Inc.	900	17,227
	Paramount Bed Holdings Co., Ltd.	3,200	122,386
	Parco Co., Ltd.	4,400	48,161
	Paris Miki Holdings, Inc.	2,800	8,642
	Park24 Co., Ltd.	21,100	456,041
	Parker Corp.	2,500	11,336
	Pasona Group, Inc.	5,800	88,302
	PC Depot Corp.	9,220	38,525
	Pegasus Sewing Machine Manufacturing Co., Ltd.	2,600	13,054
	Penta-Ocean Construction Co., Ltd.	76,800	371,911
	Pepper Food Service Co., Ltd.	600	9,282
*	PeptiDream, Inc.	9,100	506,208
	Persol Holdings Co., Ltd.	28,600	691,747
#*	Phil Co., Inc.	300	9,387
	PIA Corp.	700	29,578
	Pickles Corp.	1,200	25,597
	Pilot Corp.	3,700	139,745
	Piolax, Inc.	3,000	53,792
	Pola Orbis Holdings, Inc.	9,600	241,264
	Poletowin Pitcrew Holdings, Inc.	3,200	34,173
	Press Kogyo Co., Ltd.	12,400	56,038
#	Pressance Corp.	12,300	171,203
	Prestige International, Inc.	4,600	70,433
	Pronexus, Inc.	1,800	17,896
#*	Prospect Co., Ltd.	33,000	6,660
	PS Mitsubishi Construction Co., Ltd.	4,900	28,250
	Punch Industry Co., Ltd.	2,000	10,201
	Qol Holdings Co., Ltd.	6,100	91,684
	Quick Co., Ltd.	800	11,921
	Raito Kogyo Co., Ltd.	7,700	101,336
	Raiznext Corp.	11,000	117,043
	Rakus Co., Ltd.	2,900	74,073
	Rakuten, Inc.	175,700	1,792,001
	Rasa Corp.	1,500	11,327
#	Rasa Industries, Ltd.	600	8,133
	Raysum Co., Ltd.	1,900	18,016
	Recruit Holdings Co., Ltd.	143,700	4,866,037
	Relia, Inc.	6,900	81,510
	Relo Group, Inc.	14,100	373,647
	Renaissance, Inc.	700	10,368
	Rengo Co., Ltd.	44,200	335,637

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Renown, Inc.	2,100	$2,387
	Resol Holdings Co., Ltd.	300	11,124
	Restar Holdings Corp.	700	10,523
	Retail Partners Co., Ltd.	900	10,084
	Rheon Automatic Machinery Co., Ltd.	1,500	25,171
	Rhythm Watch Co., Ltd.	900	10,478
	Ricoh Co., Ltd.	42,900	392,936
	Ricoh Leasing Co., Ltd.	4,500	138,208
#	Right On Co., Ltd.	2,600	17,053
	Riken Keiki Co., Ltd.	2,700	47,788
	Riken Technos Corp.	2,100	9,818
	Rinnai Corp.	2,300	154,999
	Rion Co., Ltd.	1,600	35,259
	Riso Kagaku Corp.	5,000	78,897
	Rock Field Co., Ltd.	2,200	28,429
	Rohto Pharmaceutical Co., Ltd.	6,500	187,231
	Rokko Butter Co., Ltd.	1,000	16,515
	Roland DG Corp.	3,000	62,911
#	Rorze Corp.	1,000	24,321
	Round One Corp.	10,500	159,594
*	Rozetta Corp.	600	18,280
	Ryobi, Ltd.	3,100	57,460
	Ryoden Corp.	1,900	28,409
	Ryohin Keikaku Co., Ltd.	3,000	532,509
	Ryosan Co., Ltd.	5,300	129,426
	Ryoyo Electro Corp.	7,100	117,787
	S Foods, Inc.	1,100	33,769
	S&B Foods, Inc.	700	26,331
	Sac's Bar Holdings, Inc.	2,700	23,329
#	Sagami Rubber Industries Co., Ltd.	2,000	30,965
	Saizeriya Co., Ltd.	2,500	58,430
	Sakai Chemical Industry Co., Ltd.	3,600	82,732
	Sakai Heavy Industries, Ltd.	400	10,784
	Sakai Moving Service Co., Ltd.	900	53,606
	Sakai Ovex Co., Ltd.	700	11,821
	Sakata INX Corp.	12,800	128,520
	Sakura Internet, Inc.	3,000	17,481
	Sala Corp.	4,000	21,365
	SAMTY Co., Ltd.	6,100	97,164
	San Holdings, Inc.	500	10,544
	San ju San Financial Group, Inc.	1,510	22,431
	San-A Co., Ltd.	3,100	124,458
	San-Ai Oil Co., Ltd.	17,400	167,397
*	Sanden Holdings Corp.	2,700	12,836
	Sanei Architecture Planning Co., Ltd.	1,100	15,327
	Sangetsu Corp.	3,400	61,622
	San-In Godo Bank, Ltd. (The)	14,500	87,588
	Sanken Electric Co., Ltd.	3,399	71,049
	Sanki Engineering Co., Ltd.	12,000	135,167
	Sankyo Co., Ltd.	3,600	123,937
	Sankyo Frontier Co., Ltd.	1,000	30,925
	Sankyo Seiko Co., Ltd.	3,200	14,817
	Sankyo Tateyama, Inc.	3,400	38,148
	Sankyu, Inc.	6,300	338,238
#	Sanoh Industrial Co., Ltd.	2,800	13,068
#	Sansei Technologies, Inc.	1,300	13,962
	Sansha Electric Manufacturing Co., Ltd.	1,000	6,935
	Sanshin Electronics Co., Ltd.	2,400	40,205
	Santen Pharmaceutical Co., Ltd.	17,300	278,781

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanwa Holdings Corp.	52,900	$589,758
	Sanyo Chemical Industries, Ltd.	3,200	152,080
	Sanyo Denki Co., Ltd.	2,200	95,129
	Sanyo Electric Railway Co., Ltd.	1,400	27,402
#	Sanyo Housing Nagoya Co., Ltd.	1,800	16,106
	Sanyo Shokai, Ltd.	2,800	39,473
	Sanyo Trading Co., Ltd.	1,700	38,086
	Sapporo Holdings, Ltd.	15,100	340,587
	Sato Holdings Corp.	7,400	178,734
	Sato Shoji Corp.	1,000	8,104
	Satori Electric Co., Ltd.	900	7,287
	Sawada Holdings Co., Ltd.	4,800	39,455
	Sawai Pharmaceutical Co., Ltd.	3,400	187,586
	Saxa Holdings, Inc.	1,300	24,598
	SBI Holdings, Inc.	20,500	466,087
	SBS Holdings, Inc.	2,200	32,444
#	Scala, Inc.	2,600	22,318
	SCREEN Holdings Co., Ltd.	8,800	476,836
	Scroll Corp.	2,500	7,791
	SCSK Corp.	4,643	220,434
#	SEC Carbon, Ltd.	200	17,948
	Secom Co., Ltd.	12,400	971,800
	Seed Co., Ltd.	2,100	20,467
	Sega Sammy Holdings, Inc.	14,100	180,748
	Seibu Holdings, Inc.	13,500	212,254
	Seika Corp.	1,000	12,506
	Seikagaku Corp.	7,100	77,881
	Seikitokyu Kogyo Co., Ltd.	4,600	28,217
	Seiko Epson Corp.	26,500	389,964
	Seiko Holdings Corp.	3,800	73,815
	Seino Holdings Co., Ltd.	10,200	127,048
	Seiren Co., Ltd.	8,000	110,130
#	Sekisui House, Ltd.	59,500	1,000,396
	Sekisui Jushi Corp.	4,000	76,193
	Sekisui Plastics Co., Ltd.	6,100	42,658
	Senko Group Holdings Co., Ltd.	29,820	233,628
	Senshu Electric Co., Ltd.	1,100	27,301
	Senshu Ikeda Holdings, Inc.	30,200	55,401
*	Senshukai Co., Ltd.	5,500	16,145
	Seria Co., Ltd.	5,200	121,575
	Seven & I Holdings Co., Ltd.	59,000	2,013,548
	Seven Bank, Ltd.	206,800	559,484
	SFP Holdings Co., Ltd.	900	17,882
	Sharp Corp.	13,500	169,325
#	Shibaura Electronics Co., Ltd.	800	21,488
	Shibaura Mechatronics Corp.	500	14,182
	Shibusawa Warehouse Co., Ltd. (The)	900	15,022
	Shibuya Corp.	2,100	58,069
*	SHIFT, Inc.	900	41,721
	Shikibo, Ltd.	1,100	10,034
	Shikoku Bank, Ltd. (The)	3,800	32,774
	Shikoku Chemicals Corp.	7,600	79,739
	Shima Seiki Manufacturing, Ltd.	4,700	137,364
	Shimachu Co., Ltd.	7,300	161,092
	Shimadzu Corp.	12,000	288,129
	Shimamura Co., Ltd.	3,300	233,339
	Shimano, Inc.	2,400	338,830
	Shimizu Bank, Ltd. (The)	1,900	32,384
	Shimizu Corp.	54,100	435,361

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shimojima Co., Ltd.	1,000	$10,080
	Shin Nippon Biomedical Laboratories, Ltd.	3,700	24,849
	Shinagawa Refractories Co., Ltd.	400	10,562
	Shindengen Electric Manufacturing Co., Ltd.	1,000	32,461
	Shin-Etsu Chemical Co., Ltd.	19,700	2,005,772
	Shin-Etsu Polymer Co., Ltd.	12,800	90,033
	Shin-Keisei Electric Railway Co., Ltd.	600	11,274
	Shinko Electric Industries Co., Ltd.	8,000	64,333
	Shinko Shoji Co., Ltd.	2,100	36,962
	Shinmaywa Industries, Ltd.	10,200	127,495
	Shinnihon Corp.	5,000	39,305
#	Shinoken Group Co., Ltd.	2,800	20,517
	Shinsei Bank, Ltd.	18,100	273,400
	Shinsho Corp.	800	16,741
	Shinwa Co., Ltd.	1,300	27,069
	Shionogi & Co., Ltd.	14,500	802,793
	Ship Healthcare Holdings, Inc.	6,900	310,060
	Shiseido Co., Ltd.	47,800	3,517,341
	Shizuoka Bank, Ltd. (The)	21,900	151,421
	Shizuoka Gas Co., Ltd.	14,800	114,384
	SHO-BOND Holdings Co., Ltd.	800	27,463
#	Shoei Co., Ltd.	2,000	83,507
#	Shoei Foods Corp.	1,500	42,909
	Shofu, Inc.	2,000	25,515
	Showa Corp.	8,700	117,029
	Showa Denko K.K.	26,700	716,289
	Showa Sangyo Co., Ltd.	1,800	50,769
	SIGMAXYZ, Inc.	1,100	13,954
	Sinanen Holdings Co., Ltd.	1,400	22,830
	Sinfonia Technology Co., Ltd.	5,700	65,332
	Sinko Industries, Ltd.	3,100	44,305
	Sintokogio, Ltd.	8,900	74,921
	SK-Electronics Co., Ltd.	1,200	25,807
	SKY Perfect JSAT Holdings, Inc.	29,800	117,584
	Skylark Holdings Co., Ltd.	20,900	364,706
	SMC Corp.	1,500	543,543
	SMK Corp.	400	9,843
	SMS Co., Ltd.	14,900	330,841
	SNT Corp.	2,900	8,967
	Soda Nikka Co., Ltd.	2,000	10,380
	Sodick Co., Ltd.	10,800	96,713
	Soft99 Corp.	1,100	9,653
	SoftBank Group Corp.	135,768	6,932,084
#	Softbank Technology Corp.	1,700	34,384
	Softcreate Holdings Corp.	700	11,284
	Software Service, Inc.	400	38,209
	Sogo Medical Holdings Co., Ltd.	3,100	46,847
	Sohgo Security Services Co., Ltd.	5,100	247,229
	Solasto Corp.	7,400	80,751
	SoldOut, Inc.	800	13,859
	Sompo Holdings, Inc.	24,900	1,031,183
	Sony Corp.	87,300	4,965,093
	Sony Financial Holdings, Inc.	9,100	220,465
	Sotetsu Holdings, Inc.	5,200	137,331
	Sotoh Co., Ltd.	1,200	10,769
#	Sourcenext Corp.	6,200	23,352
	Space Value Holdings Co., Ltd.	3,000	13,915
#	Sparx Group Co., Ltd.	15,000	31,093
	SPK Corp.	200	4,808

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	S-Pool, Inc.	1,500	$35,905
	Square Enix Holdings Co., Ltd.	8,200	279,699
	SRA Holdings	800	17,935
	SRS Holdings Co., Ltd.	2,600	24,303
	St Marc Holdings Co., Ltd.	1,700	36,100
	Star Mica Holdings Co., Ltd.	700	11,589
	Star Micronics Co., Ltd.	6,600	86,602
	Starts Corp., Inc.	7,400	174,927
	St-Care Holding Corp.	1,700	7,959
	Stella Chemifa Corp.	1,700	47,808
	Step Co., Ltd.	1,000	13,994
	Strike Co., Ltd.	600	14,522
	Studio Alice Co., Ltd.	1,900	35,165
	Subaru Corp.	47,300	1,102,385
#	Subaru Enterprise Co., Ltd.	300	16,972
	Sugi Holdings Co., Ltd.	3,100	149,222
	Sugimoto & Co., Ltd.	1,300	23,050
	Sumida Corp.	3,400	35,880
#	Suminoe Textile Co., Ltd.	500	13,450
	Sumitomo Bakelite Co., Ltd.	6,100	207,505
	Sumitomo Chemical Co., Ltd.	226,231	1,031,662
	Sumitomo Dainippon Pharma Co., Ltd.	10,700	196,502
	Sumitomo Densetsu Co., Ltd.	5,400	95,727
	Sumitomo Electric Industries, Ltd.	45,800	566,680
	Sumitomo Forestry Co., Ltd.	29,400	368,001
	Sumitomo Heavy Industries, Ltd.	24,000	773,726
	Sumitomo Metal Mining Co., Ltd.	16,100	457,304
	Sumitomo Mitsui Construction Co., Ltd.	44,700	237,602
	Sumitomo Mitsui Financial Group, Inc.	73,900	2,584,266
	Sumitomo Mitsui Trust Holdings, Inc.	14,700	502,422
	Sumitomo Precision Products Co., Ltd.	300	7,564
	Sumitomo Realty & Development Co., Ltd.	16,000	582,191
	Sumitomo Riko Co., Ltd.	4,100	31,817
	Sumitomo Seika Chemicals Co., Ltd.	2,000	62,475
	Sumitomo Warehouse Co., Ltd. (The)	6,600	84,989
	Sun Frontier Fudousan Co., Ltd.	9,200	93,541
	Suncall Corp.	2,600	12,018
	Sundrug Co., Ltd.	15,300	423,032
	Suntory Beverage & Food, Ltd.	7,700	305,524
	Sun-Wa Technos Corp.	1,100	7,868
*	Suruga Bank, Ltd.	10,500	39,835
	Sushiro Global Holdings, Ltd.	1,900	116,530
	Suzuken Co., Ltd.	3,490	192,323
	Suzuki Co., Ltd.	700	4,096
	Suzuki Motor Corp.	23,200	907,316
	SWCC Showa Holdings Co., Ltd.	2,900	23,071
	Sysmex Corp.	16,700	1,212,471
	Systena Corp.	11,300	187,784
	Syuppin Co., Ltd.	1,800	12,219
	T Hasegawa Co., Ltd.	6,300	111,392
	T RAD Co., Ltd.	800	13,612
	T&D Holdings, Inc.	66,200	743,415
	T&K Toka Co., Ltd.	1,000	8,917
	Tachibana Eletech Co., Ltd.	1,800	27,916
	Tachikawa Corp.	1,000	12,303
	Tachi-S Co., Ltd.	3,600	46,131
	Tadano, Ltd.	17,300	155,550
	Taihei Dengyo Kaisha, Ltd.	3,400	70,247
	Taiho Kogyo Co., Ltd.	1,600	11,372

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taikisha, Ltd.	5,600	$167,024
	Taiko Bank, Ltd. (The)	1,400	23,707
	Taisei Corp.	25,300	872,868
	Taisho Pharmaceutical Holdings Co., Ltd.	600	45,750
	Taiyo Holdings Co., Ltd.	3,100	95,094
	Taiyo Nippon Sanso Corp.	5,800	118,924
	Takamatsu Construction Group Co., Ltd.	2,700	56,721
	Takamiya Co., Ltd.	3,400	24,710
	Takano Co., Ltd.	200	1,452
	Takaoka Toko Co., Ltd.	1,400	15,354
	Takara Bio, Inc.	3,400	66,782
	Takara Holdings, Inc.	12,600	130,046
	Takara Printing Co., Ltd.	800	12,038
	Takara Standard Co., Ltd.	6,600	103,459
	Takasago International Corp.	3,600	98,806
	Takasago Thermal Engineering Co., Ltd.	7,000	108,068
#	Takashimaya Co., Ltd.	27,200	312,007
	Take And Give Needs Co., Ltd.	1,500	13,970
	TAKEBISHI Corp.	1,000	13,213
*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	5,752	101,235
	Takeda Pharmaceutical Co., Ltd.	38,530	1,326,044
	Takeei Corp.	3,000	26,959
	Takeuchi Manufacturing Co., Ltd.	9,100	140,742
	Takihyo Co., Ltd.	500	8,540
	Takisawa Machine Tool Co., Ltd.	1,100	14,288
	Takuma Co., Ltd.	3,800	45,091
	Tama Home Co., Ltd.	2,100	29,061
	Tamron Co., Ltd.	1,000	22,376
	Tanseisha Co., Ltd.	3,700	43,881
*	Tateru, Inc.	4,000	6,864
	Tatsuta Electric Wire and Cable Co., Ltd.	10,400	45,897
	Tayca Corp.	3,300	69,407
	Tbk Co., Ltd.	3,900	14,280
	TDC Soft, Inc.	1,200	9,625
	TechMatrix Corp.	1,500	29,968
	Techno Ryowa, Ltd.	1,600	11,686
	TechnoPro Holdings, Inc.	9,800	553,404
	Tecnos Japan, Inc.	1,300	7,371
	Teijin, Ltd.	57,800	999,979
	Teikoku Electric Manufacturing Co., Ltd.	2,000	21,757
	Teikoku Sen-I Co., Ltd.	1,100	20,120
	Teikoku Tsushin Kogyo Co., Ltd.	900	9,587
	Tekken Corp.	2,900	77,055
	Tenma Corp.	3,400	58,025
#	Tenpos Holdings Co., Ltd.	900	17,963
	Terumo Corp.	19,300	561,733
	T-Gaia Corp.	2,700	54,609
	THK Co., Ltd.	13,200	332,669
	Tigers Polymer Corp.	1,800	9,302
	TIS, Inc.	9,800	508,677
	TKC Corp.	1,500	62,354
	Toa Corp.	1,900	20,816
	Toa Corp.	4,400	57,149
	Toa Oil Co., Ltd.	300	5,170
	TOA ROAD Corp.	300	9,273
	Toagosei Co., Ltd.	20,800	215,191
	Tobishima Corp.	1,930	22,322
	Tobu Railway Co., Ltd.	10,300	292,844
	TOC Co., Ltd.	10,400	66,075

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tocalo Co., Ltd.	15,500	$115,881
	Tochigi Bank, Ltd. (The)	17,000	27,786
	Toda Corp.	35,300	193,364
	Toei Animation Co., Ltd.	1,200	50,197
	Toei Co., Ltd.	300	41,124
	Toenec Corp.	2,800	81,976
	Toho Bank, Ltd. (The)	24,600	59,038
	Toho Co., Ltd.	3,200	124,247
	Toho Co., Ltd.	1,500	27,055
	Toho Gas Co., Ltd.	12,600	479,114
	Toho Holdings Co., Ltd.	14,100	313,537
	Toho Titanium Co., Ltd.	4,300	33,498
	Toho Zinc Co., Ltd.	2,300	49,203
	Tohoku Bank, Ltd. (The)	2,400	22,863
	Tohokushinsha Film Corp.	2,900	15,643
	Tohto Suisan Co., Ltd.	700	16,720
#	Tokai Carbon Co., Ltd.	37,500	367,463
	Tokai Corp.	2,300	45,250
	Tokai Rika Co., Ltd.	6,800	111,386
	Tokai Tokyo Financial Holdings, Inc.	25,600	77,675
	Token Corp.	2,320	133,180
	Tokio Marine Holdings, Inc.	32,700	1,735,749
	Tokushu Tokai Paper Co., Ltd.	1,300	44,682
#*	Tokyo Base Co., Ltd.	3,100	21,088
	Tokyo Broadcasting System Holdings, Inc.	6,300	106,793
	Tokyo Century Corp.	13,900	574,557
	Tokyo Dome Corp.	11,200	103,068
	Tokyo Electron Device, Ltd.	1,100	20,679
	Tokyo Electron, Ltd.	11,500	1,947,782
	Tokyo Energy & Systems, Inc.	3,500	30,121
	Tokyo Gas Co., Ltd.	33,900	846,201
	Tokyo Individualized Educational Institute, Inc.	1,300	10,921
	Tokyo Keiki, Inc.	1,000	8,836
	Tokyo Kiraboshi Financial Group, Inc.	4,285	57,302
	Tokyo Ohka Kogyo Co., Ltd.	7,900	267,164
	Tokyo Rope Manufacturing Co., Ltd.	3,300	27,636
	Tokyo Sangyo Co., Ltd.	2,400	10,914
	Tokyo Seimitsu Co., Ltd.	8,700	243,962
	Tokyo Tatemono Co., Ltd.	37,200	434,052
	Tokyo Theatres Co., Inc.	1,000	12,470
	Tokyotokeiba Co., Ltd.	1,600	45,666
	Tokyu Construction Co., Ltd.	18,600	127,222
	Tokyu Corp.	23,383	409,447
	Tokyu Fudosan Holdings Corp.	88,600	512,558
	Tokyu Recreation Co., Ltd.	300	13,648
	Toli Corp.	4,700	10,976
	Tomato Bank, Ltd.	3,000	28,660
	Tomoe Corp.	3,500	12,867
	Tomoe Engineering Co., Ltd.	1,000	21,970
	Tomoku Co., Ltd.	600	9,697
	TOMONY Holdings, Inc.	17,400	56,565
	Tomy Co., Ltd.	20,300	259,270
	Tonami Holdings Co., Ltd.	700	36,400
	Topcon Corp.	28,600	333,911
	Toppan Forms Co., Ltd.	10,100	87,982
	Toppan Printing Co., Ltd.	11,400	185,294
	Topre Corp.	4,200	63,004
	Topy Industries, Ltd.	3,300	70,340
	Toray Industries, Inc.	96,607	664,605

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Torex Semiconductor, Ltd.	900	$9,760
	Toridoll Holdings Corp.	3,200	72,340
	Torigoe Co., Ltd. (The)	3,600	26,808
#	Torikizoku Co., Ltd.	1,000	19,495
	Torishima Pump Manufacturing Co., Ltd.	2,400	22,169
	Tosei Corp.	9,700	102,003
	Toshiba Corp.	500	15,953
	Toshiba Machine Co., Ltd.	4,700	103,387
	Toshiba Plant Systems & Services Corp.	2,800	46,852
	Toshiba TEC Corp.	6,300	186,757
*	Tosho Printing Co., Ltd.	4,800	62,759
#	Totech Corp.	500	10,914
	Totetsu Kogyo Co., Ltd.	4,300	117,596
	TOTO, Ltd.	10,800	432,444
	Tottori Bank, Ltd. (The)	1,400	18,472
	Tow Co., Ltd.	2,900	20,757
	Towa Bank, Ltd. (The)	3,400	22,528
	Towa Corp.	2,800	22,049
	Towa Pharmaceutical Co., Ltd.	5,100	127,982
	Toyo Construction Co., Ltd.	14,800	58,253
	Toyo Corp.	4,000	38,736
	Toyo Denki Seizo K.K.	200	2,799
*	Toyo Engineering Corp.	6,700	34,492
	Toyo Ink SC Holdings Co., Ltd.	10,400	227,228
	Toyo Kanetsu K.K.	2,700	48,115
#	Toyo Logistics Co., Ltd.	3,900	11,379
	Toyo Machinery & Metal Co., Ltd.	1,800	9,585
	Toyo Securities Co., Ltd.	25,300	28,586
	Toyo Seikan Group Holdings, Ltd.	18,700	326,436
	Toyo Suisan Kaisha, Ltd.	3,700	148,789
	Toyo Tanso Co., Ltd.	2,700	51,847
	Toyo Wharf & Warehouse Co., Ltd.	900	11,376
	Toyobo Co., Ltd.	22,223	277,314
	Toyoda Gosei Co., Ltd.	15,500	285,057
	Toyota Boshoku Corp.	17,300	242,860
	Toyota Industries Corp.	4,700	243,998
	Toyota Motor Corp., Sponsored ADR	20,409	2,633,781
	Toyota Motor Corp.	143,419	9,266,758
	TPR Co., Ltd.	5,100	88,322
	Trancom Co., Ltd.	1,600	92,197
	Transaction Co., Ltd.	1,000	9,811
	Trend Micro, Inc.	13,100	571,185
	Tri Chemical Laboratories, Inc.	800	40,927
	Trusco Nakayama Corp.	5,100	104,801
	Trust Tech, Inc.	5,400	76,811
	TS Tech Co., Ltd.	8,700	239,504
	TSI Holdings Co., Ltd.	16,600	89,574
	Tsubaki Nakashima Co., Ltd.	9,700	167,246
	Tsubakimoto Chain Co.	5,300	173,628
	Tsubakimoto Kogyo Co., Ltd.	600	18,387
	Tsugami Corp.	9,000	72,393
	Tsukui Corp.	11,000	50,579
	Tsuruha Holdings, Inc.	3,300	335,912
	Tsurumi Manufacturing Co., Ltd.	4,200	70,817
	Tsutsumi Jewelry Co., Ltd.	2,500	47,595
	TV Asahi Holdings Corp.	4,400	72,178
	Tv Tokyo Holdings Corp.	3,500	74,086
	UACJ Corp.	8,800	143,882
	Uchida Yoko Co., Ltd.	900	27,997

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ulvac, Inc.	9,200	$385,086
	UMC Electronics Co., Ltd.	600	5,677
	Unicharm Corp.	21,300	602,600
	Uniden Holdings Corp.	1,000	17,338
	UNIMAT Retirement Community Co., Ltd.	1,400	22,126
	Union Tool Co.	900	26,852
	Unipres Corp.	5,000	81,403
	United Arrows, Ltd.	3,500	100,304
	United Super Markets Holdings, Inc.	11,700	103,767
#	UNITED, Inc.	2,300	29,615
#	Universal Entertainment Corp.	3,700	116,209
	Unizo Holdings Co., Ltd.	4,900	159,028
*	Usen-Next Holdings Co., Ltd.	1,300	9,743
	Ushio, Inc.	23,100	294,719
	USS Co., Ltd.	15,100	299,025
	UT Group Co., Ltd.	6,300	138,237
	Utoc Corp.	2,100	9,345
	V Technology Co., Ltd.	1,400	65,858
	Valor Holdings Co., Ltd.	10,200	210,561
	Valqua, Ltd.	1,000	19,927
	Value HR Co., Ltd.	400	12,653
	ValueCommerce Co., Ltd.	2,100	36,358
*	Vector, Inc.	6,200	53,382
#*	VIA Holdings, Inc.	1,700	9,945
*	Vision, Inc.	1,000	47,766
#	Vital KSK Holdings, Inc.	8,300	80,453
	VT Holdings Co., Ltd.	17,400	68,389
	Wacoal Holdings Corp.	12,200	295,956
	Wacom Co., Ltd.	30,500	107,439
	Wakachiku Construction Co., Ltd.	1,200	16,054
	Wakita & Co., Ltd.	8,300	83,164
	Warabeya Nichiyo Holdings Co., Ltd.	1,600	25,145
#	Watahan & Co., Ltd.	1,300	27,293
	Watts Co., Ltd.	1,800	11,615
	WDB Holdings Co., Ltd.	1,500	37,940
	Weathernews, Inc.	500	14,331
#	Welcia Holdings Co., Ltd.	4,700	218,387
	West Japan Railway Co.	4,600	376,543
	Will Group, Inc.	700	5,638
	WIN-Partners Co., Ltd.	1,100	12,140
	Workman Co., Ltd.	1,600	72,876
	World Holdings Co., Ltd.	2,300	31,179
	Wowow, Inc.	1,300	31,331
	Xebio Holdings Co., Ltd.	5,600	62,005
	Yahagi Construction Co., Ltd.	5,300	34,153
	Yahoo Japan Corp.	178,500	522,814
	Yaizu Suisankagaku Industry Co., Ltd.	1,300	12,907
	Yakult Honsha Co., Ltd.	6,100	343,917
#	Yakuodo Co., Ltd.	1,700	37,337
	YAMABIKO Corp.	7,100	60,205
	YAMADA Consulting Group Co., Ltd.	400	7,236
	Yamada Denki Co., Ltd.	51,300	226,282
	Yamagata Bank, Ltd. (The)	3,400	49,659
	Yamaguchi Financial Group, Inc.	17,200	120,083
	Yamaha Corp.	5,100	240,426
	Yamaha Motor Co., Ltd.	54,000	946,886
*	Yamaha Motor Robotics Holdings Co., Ltd.	400	1,604
	Yamaichi Electronics Co., Ltd.	3,500	37,824
#	YA-MAN, Ltd.	5,300	42,699

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamanashi Chuo Bank, Ltd. (The)	3,300	$34,363
	Yamatane Corp.	1,400	17,888
	Yamato Corp.	3,900	20,183
	Yamato Holdings Co., Ltd.	15,500	304,303
	Yamato International, Inc.	400	1,549
	Yamaya Corp.	1,000	20,857
	Yamazaki Baking Co., Ltd.	17,000	258,150
	Yamazawa Co., Ltd.	700	10,746
	Yamazen Corp.	9,400	89,306
	Yaoko Co., Ltd.	2,400	109,895
	Yaskawa Electric Corp.	39,800	1,317,056
	Yasuda Logistics Corp.	1,500	12,248
#	Yasunaga Corp.	1,200	15,678
	Yellow Hat, Ltd.	6,000	76,697
	Yodogawa Steel Works, Ltd.	4,700	89,462
	Yokogawa Bridge Holdings Corp.	5,400	83,942
	Yokogawa Electric Corp.	19,500	348,988
	Yokohama Reito Co., Ltd.	11,600	108,850
	Yokowo Co., Ltd.	1,600	33,599
	Yomeishu Seizo Co., Ltd.	1,400	25,128
	Yomiuri Land Co., Ltd.	600	26,543
	Yondenko Corp.	400	9,964
#	Yondoshi Holdings, Inc.	2,300	55,091
	Yossix Co., Ltd.	400	9,403
	Yuasa Funashoku Co., Ltd.	400	13,282
	Yuasa Trading Co., Ltd.	3,600	101,465
#	Yume No Machi Souzou Iinkai Co., Ltd.	2,400	35,983
#	Yumeshin Holdings Co., Ltd.	12,000	87,855
	Yurtec Corp.	10,600	70,338
	Zenitaka Corp. (The)	400	16,442
	Zenkoku Hosho Co., Ltd.	9,300	362,758
	Zenrin Co., Ltd.	5,150	94,682
	Zensho Holdings Co., Ltd.	8,200	176,150
	Zeon Corp.	37,900	438,306
	ZIGExN Co., Ltd.	9,900	70,933
#	Zojirushi Corp.	5,400	65,053
	ZOZO, Inc.	22,600	426,153
	Zuiko Corp.	400	12,247
TOTAL JAPAN			294,895,942
NETHERLANDS — (4.0%)
	Aalberts NV	19,728	793,776
	ABN AMRO Bank NV	38,120	763,066
	Accell Group NV	1,936	46,201
	Aegon NV	325,841	1,605,720
	Akzo Nobel NV	14,532	1,371,199
*	Altice Europe NV	21,438	79,810
*	Altice Europe NV, Class B	5,130	19,137
#	AMG Advanced Metallurgical Group NV	2,691	77,041
	Amsterdam Commodities NV	2,816	59,408
	APERAM SA	7,340	181,389
#	Arcadis NV	18,367	374,715
	ASM International NV	8,884	724,653
	ASML Holding NV	5,120	1,140,840
	ASML Holding NV	16,997	3,787,102
	ASR Nederland NV	44,793	1,683,165
*	Basic-Fit NV	3,475	109,435
	BE Semiconductor Industries NV	16,622	491,940
*	BinckBank NV	5,442	38,149

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Brunel International NV	1,440	$20,531
	Coca-Cola European Partners P.L.C.	20,394	1,124,102
	Corbion NV	15,671	512,233
#	Flow Traders	4,407	116,757
	ForFarmers NV	5,548	43,618
#*	Fugro NV	16,706	136,358
	GrandVision NV	8,498	254,717
*	Heijmans NV	2,550	23,554
	Heineken NV	16,668	1,788,282
	Hunter Douglas NV	708	47,917
	IMCD NV	7,080	623,748
	ING Groep NV, Sponsored ADR	52,727	585,270
	ING Groep NV	184,315	2,045,112
	Intertrust NV	10,668	203,783
	KAS Bank NV	1,864	25,811
	Kendrion NV	2,897	55,729
	Koninklijke Ahold Delhaize NV, Sponsored ADR	839	18,989
	Koninklijke Ahold Delhaize NV	204,260	4,639,340
	Koninklijke BAM Groep NV	52,646	176,116
	Koninklijke DSM NV	19,418	2,405,658
	Koninklijke KPN NV	952,536	2,716,104
#	Koninklijke Philips NV	43,762	2,052,904
#	Koninklijke Philips NV	25,354	1,186,314
#	Koninklijke Vopak NV	10,897	537,277
*	Lucas Bols NV	535	7,896
	Nederland Apparatenfabriek	620	33,185
#	NN Group NV	19,239	722,830
	Ordina NV	14,209	29,073
#	PostNL NV	68,693	117,588
	Randstad NV	36,560	1,835,087
#	Signify NV	20,411	554,133
	Sligro Food Group NV	3,972	127,164
*	Takeaway.com NV	1,499	134,094
	TKH Group NV	9,890	586,766
	TomTom NV	12,359	145,935
	Unilever NV	97,673	5,639,639
	Unilever NV	33,039	1,915,060
	Van Lanschot Kempen NV	2,578	52,640
	Wessanen	13,303	166,758
	Wolters Kluwer NV	45,791	3,319,175
TOTAL NETHERLANDS			50,073,993
NEW ZEALAND — (0.4%)
	Arvida Group, Ltd.	23,875	21,448
	Auckland International Airport, Ltd.	62,948	383,484
	Briscoe Group, Ltd.	5,956	13,411
	Chorus, Ltd.	91,476	331,262
	Chorus, Ltd., ADR	880	15,695
	EBOS Group, Ltd.	13,968	228,439
	Fisher & Paykel Healthcare Corp., Ltd.	43,677	470,785
#	Fletcher Building, Ltd.	81,192	263,893
	Fletcher Building, Ltd.	1,711	5,520
	Freightways, Ltd.	26,683	150,105
	Gentrack Group, Ltd.	3,743	13,015
	Hallenstein Glasson Holdings, Ltd.	4,953	17,432
	Heartland Group Holdings, Ltd.	80,251	86,144
	Infratil, Ltd.	111,867	341,029
	Investore Property, Ltd.	12,036	14,939
#	Kathmandu Holdings, Ltd.	9,300	12,964

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Mainfreight, Ltd.	4,854	$133,788
	Mercury NZ, Ltd.	63,879	191,052
	Meridian Energy, Ltd.	84,994	261,607
	NEW Zealand King Salmon Investments, Ltd.	6,477	7,891
	New Zealand Refining Co., Ltd. (The)	40,839	57,762
	NZME, Ltd.	3,265	1,155
	NZX, Ltd.	28,950	22,588
	Oceania Healthcare, Ltd.	22,119	15,064
#	PGG Wrightson, Ltd.	28,848	10,429
#	Port of Tauranga, Ltd.	14,966	60,504
*	Pushpay Holdings, Ltd.	8,107	17,749
*	Restaurant Brands New Zealand, Ltd.	3,895	25,113
#	Sanford, Ltd.	10,196	44,812
	Scales Corp., Ltd.	17,828	53,231
#	Skellerup Holdings, Ltd.	11,410	17,402
	SKY Network Television, Ltd.	56,118	46,706
	Spark New Zealand, Ltd.	251,037	654,390
#	Steel & Tube Holdings, Ltd.	4,051	2,497
*	Synlait Milk, Ltd.	4,558	29,949
	Tourism Holdings, Ltd.	30,491	81,896
	Turners Automotive Group, Ltd.	4,885	7,294
	Vista Group International, Ltd.	6,694	27,198
	Warehouse Group, Ltd. (The)	21,957	32,721
	Z Energy, Ltd.	125,390	533,295
TOTAL NEW ZEALAND			4,705,658
NORWAY — (0.7%)
	ABG Sundal Collier Holding ASA	66,881	26,898
#*	Adevinta ASA, Class A	6,229	70,084
*	Adevinta ASA, Class B	8,103	89,874
	AF Gruppen ASA	2,896	55,149
*	Akastor ASA	49,939	63,567
*	Aker Solutions ASA	39,627	126,754
	American Shipping Co. ASA	3,443	13,501
	Atea ASA	19,381	246,568
	Austevoll Seafood ASA	9,985	101,587
#	B2Holding ASA	42,117	46,867
	Bakkafrost P/F	3,980	229,298
	Bonheur ASA	1,304	26,359
	Borregaard ASA	18,199	190,600
*	BW Offshore, Ltd.	32,972	185,111
	Data Respons ASA	5,367	20,053
	DNB ASA	68,498	1,225,470
*	DOF ASA	21,762	8,923
	Entra ASA	17,189	249,327
	Europris ASA	46,954	134,730
	Gjensidige Forsikring ASA	15,577	302,561
#	Golar LNG, Ltd.	568	9,622
	Grieg Seafood ASA	7,968	113,337
*	Kongsberg Automotive ASA	23,789	17,497
	Kongsberg Gruppen ASA	48	608
	Kvaerner ASA	48,650	68,376
	Leroy Seafood Group ASA	51,677	324,866
	Mowi ASA	31,247	750,961
#*	Nordic Nanovector ASA	2,120	8,798
#*	Nordic Semiconductor ASA	12,684	62,788
	Norsk Hydro ASA	12,804	43,550
	Norway Royal Salmon ASA	1,033	22,577
*	Norwegian Finans Holding ASA	11,866	82,298

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Norwegian Property ASA	953	$1,270
	Ocean Yield ASA	18,561	109,758
#*	Odfjell Drilling, Ltd.	25,534	75,698
#	Olav Thon Eiendomsselskap ASA	2,241	36,656
	Orkla ASA	56,550	480,996
*	Otello Corp. ASA	23,775	43,578
*	PGS ASA	56,139	79,591
*	Prosafe SE	682	833
#*	Protector Forsikring ASA	8,545	46,370
	Salmar ASA	4,785	221,013
	Sbanken ASA	7,067	54,287
	Scatec Solar ASA	22,216	228,824
#	Schibsted ASA, Class A	6,229	167,519
#	Schibsted ASA, Class B	8,103	208,893
	Selvaag Bolig ASA	8,011	42,016
	Solon Eiendom ASA	2,379	9,573
	SpareBank 1 SR-Bank ASA	20,141	216,703
	Spectrum ASA	1,749	11,937
	Storebrand ASA	78,333	529,344
	Subsea 7 SA	31,142	333,781
	TGS NOPEC Geophysical Co. ASA	27,628	667,802
	Tomra Systems ASA	5,436	159,883
	Treasure ASA	7,397	11,391
	Veidekke ASA	12,420	111,909
	Wilh Wilhelmsen Holding ASA, Class A	2,067	33,379
#	XXL ASA	8,040	24,649
TOTAL NORWAY			8,826,212
PORTUGAL — (0.2%)
	Altri SGPS SA	8,565	56,202
#	CTT-Correios de Portugal SA	14,273	30,407
	Jeronimo Martins SGPS SA	55,551	896,375
#	Mota-Engil SGPS SA	25,583	51,356
	Navigator Co. SA (The)	23,589	79,294
	NOS SGPS SA	57,353	356,130
	REN - Redes Energeticas Nacionais SGPS SA	81,548	220,428
	Sonae Capital SGPS SA	11,819	9,254
	Sonae SGPS SA	193,650	180,593
TOTAL PORTUGAL			1,880,039
SINGAPORE — (0.9%)
	Accordia Golf Trust	113,300	43,689
	AEM Holdings, Ltd.	37,300	31,549
	Banyan Tree Holdings, Ltd.	47,000	16,506
#	Best World International, Ltd.	54,600	54,040
	Boustead Projects, Ltd.	5,100	3,679
	Boustead Singapore, Ltd.	50,700	28,370
	BreadTalk Group, Ltd.	21,400	10,902
	Bukit Sembawang Estates, Ltd.	9,900	39,641
	Bund Center Investment, Ltd.	5,250	2,174
	Centurion Corp., Ltd.	30,100	9,087
	China Aviation Oil Singapore Corp., Ltd.	58,000	53,253
	China Sunsine Chemical Holdings, Ltd.	10,300	8,397
	Chip Eng Seng Corp., Ltd.	86,900	44,371
	CITIC Envirotech, Ltd.	135,700	31,928
	City Developments, Ltd.	54,800	384,551
*	COSCO Shipping International Singapore Co., Ltd.	43,600	9,888
	Dairy Farm International Holdings, Ltd.	29,600	221,647

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	DBS Group Holdings, Ltd.	65,494	$1,248,763
	Del Monte Pacific, Ltd.	92,600	10,107
	Delfi, Ltd.	28,200	26,734
*	Ezion Holdings, Ltd.	350,280	8,234
#*	Ezra Holdings, Ltd.	194,482	1,477
	Far East Orchard, Ltd.	17,400	15,119
	Food Empire Holdings, Ltd.	44,600	16,841
	Fraser and Neave, Ltd.	9,200	11,301
	Frasers Property, Ltd.	31,000	40,819
	Frencken Group, Ltd.	50,100	25,812
	Fu Yu Corp., Ltd.	139,000	22,604
	Genting Singapore, Ltd.	267,100	177,745
	Great Eastern Holdings, Ltd.	3,700	68,293
	GuocoLand, Ltd.	50,066	72,371
*	Halcyon Agri Corp., Ltd.	28,372	9,777
	Haw Par Corp., Ltd.	10,400	105,455
	Health Management International, Ltd.	27,500	14,405
	Hi-P International, Ltd.	16,200	16,166
	Ho Bee Land, Ltd.	20,300	34,776
	Hong Fok Corp., Ltd.	41,300	25,762
*	Hong Leong Asia, Ltd.	47,900	19,966
	Hong Leong Finance, Ltd.	33,200	66,824
	Hongkong Land Holdings, Ltd.	47,000	286,629
#	Hutchison Port Holdings Trust	727,400	159,036
	iFAST Corp., Ltd.	14,500	11,786
	Keppel Corp., Ltd.	58,200	268,927
	Lian Beng Group, Ltd.	30,000	10,879
	Metro Holdings, Ltd.	49,500	37,414
#*	Midas Holdings, Ltd.	200,100	5,242
*	mm2 Asia, Ltd.	84,400	14,085
	NetLink NBN Trust	35,200	22,148
	NSL, Ltd.	2,000	1,495
	OUE, Ltd.	14,400	15,674
	Oversea-Chinese Banking Corp., Ltd.	203,832	1,697,040
	Oxley Holdings, Ltd.	114,476	27,350
*	Pacc Offshore Services Holdings, Ltd.	40,700	4,467
	Perennial Real Estate Holdings, Ltd.	30,700	13,840
	Q&M Dental Group Singapore, Ltd.	44,400	15,485
*	Raffles Education Corp., Ltd.	6,903	398
	RHT Health Trust	49,000	682
	Riverstone Holdings, Ltd.	18,900	12,372
	SATS, Ltd.	86,260	300,545
	SBS Transit, Ltd.	2,300	6,985
*	Sembcorp Marine, Ltd.	62,200	60,556
	Sheng Siong Group, Ltd.	84,300	71,081
	SIA Engineering Co., Ltd.	11,900	22,896
	Sinarmas Land, Ltd.	101,700	17,923
	Singapore Exchange, Ltd.	85,600	491,128
	Singapore Post, Ltd.	261,400	183,043
#	Singapore Press Holdings, Ltd.	198,200	316,907
	Singapore Technologies Engineering, Ltd.	174,300	534,620
	Singapore Telecommunications, Ltd.	311,300	750,923
#*	Sino Grandness Food Industry Group, Ltd.	75,600	2,527
	Stamford Land Corp., Ltd.	32,000	11,059
	StarHub, Ltd.	69,400	76,040
	Straits Trading Co., Ltd.	8,300	13,811
	Sunningdale Tech, Ltd.	16,000	15,985
*	Swiber Holdings, Ltd.	50,250	746
	Tuan Sing Holdings, Ltd.	69,162	17,273

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	UMS Holdings, Ltd.	38,500	$17,749
	United Engineers, Ltd.	47,800	90,721
	United Industrial Corp., Ltd.	20,000	43,286
	United Overseas Bank, Ltd.	57,585	1,097,152
	UOB-Kay Hian Holdings, Ltd.	11,465	10,071
	UOL Group, Ltd.	64,851	344,659
	Valuetronics Holdings, Ltd.	39,610	18,743
	Venture Corp., Ltd.	22,300	248,856
	Wing Tai Holdings, Ltd.	81,100	124,347
	Yangzijiang Shipbuilding Holdings Ltd.	176,500	182,000
*	Yongnam Holdings, Ltd.	42,375	5,446
TOTAL SINGAPORE			10,715,050
SPAIN — (2.2%)
	Acciona SA	6,716	715,113
	Acerinox SA	41,593	347,500
	ACS Actividades de Construccion y Servicios SA	26,039	1,052,141
	Aena SME SA	6,672	1,209,515
	Alantra Partners SA	1,767	29,427
	Almirall SA	5,471	99,168
	Amadeus IT Group SA	45,771	3,576,862
#*	Amper SA	117,290	32,075
	Applus Services SA	23,199	326,102
	Atresmedia Corp. de Medios de Comunicacion SA	9,050	35,262
	Azkoyen SA	1,659	13,033
#	Banco Bilbao Vizcaya Argentaria SA	53,952	274,705
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	88,918	454,372
	Banco de Sabadell SA	1,015,770	887,155
#	Banco Santander SA	1,106,345	4,722,181
#	Banco Santander SA, Sponsored ADR	9,998	42,392
	Bankinter SA	103,180	669,297
	Bolsas y Mercados Espanoles SHMSF SA	7,484	176,613
	CaixaBank SA	189,185	468,885
	Construcciones y Auxiliar de Ferrocarriles SA	3,871	174,910
*	Deoleo SA	42,935	2,942
*	eDreams ODIGEO SA	6,553	29,647
	Elecnor SA	1,739	21,791
	Enagas SA	53,963	1,177,157
	Ence Energia y Celulosa SA	26,204	94,728
	Ercros SA	7,631	14,683
	Euskaltel SA	17,844	155,865
	Faes Farma SA	53,562	265,165
	Ferrovial SA	16,926	440,316
*	Fluidra SA	3,712	46,434
*	Global Dominion Access SA	22,427	107,818
	Grifols SA	14,134	458,063
	Grupo Catalana Occidente SA	3,809	135,981
*	Grupo Empresarial San Jose SA	2,330	21,122
*	Grupo Ezentis SA	13,405	7,783
	Iberdrola S.A.	214,974	2,039,538
	Iberdrola SA	4,999	47,429
	Iberpapel Gestion SA	308	9,651
*	Indra Sistemas SA	44,884	384,410
	Industria de Diseno Textil SA	72,853	2,179,930
	Laboratorios Farmaceuticos Rovi SA	843	19,378
	Liberbank SA	245,703	91,503
	Mapfre SA	195,982	539,506
*	Masmovil Ibercom SA	3,451	78,165
	Mediaset Espana Comunicacion SA	59,656	350,211

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#*	Obrascon Huarte Lain SA	12,647	$15,777
*	Promotora de Informaciones SA, Class A	39,368	57,983
	Prosegur Cia de Seguridad SA	63,181	294,874
*	Quabit Inmobiliaria SA	7,690	8,042
*	Realia Business SA	46,116	47,860
	Red Electrica Corp. SA	42,861	808,094
	Sacyr S.A.	47,315	121,404
	Siemens Gamesa Renewable Energy SA	35,159	491,965
*	Solaria Energia y Medio Ambiente SA	6,614	39,104
*	Talgo SA	10,713	57,594
*	Tecnicas Reunidas SA	2,322	55,989
#	Telefonica SA, Sponsored ADR	24,925	189,679
	Telefonica SA	215,496	1,642,862
	Tubacex SA	15,354	48,985
	Unicaja Banco SA	47,739	37,597
	Vidrala SA	856	77,502
	Vocento SA	7,149	9,688
	Zardoya Otis SA	27,935	191,496
TOTAL SPAIN			28,222,419
SWEDEN — (3.2%)
	AddLife AB, Class B	2,467	66,451
	AddNode Group AB	3,605	57,666
	AddTech AB, Class B	11,477	300,910
	AF POYRY AB	14,020	330,398
	Alfa Laval AB	27,223	508,529
	Alimak Group AB	4,485	62,330
	Arjo AB, Class B	21,153	85,140
	Assa Abloy AB, Class B	32,240	739,493
	Atlas Copco AB, Class A	54,803	1,673,910
	Atlas Copco AB, Class B	32,164	877,455
	Atrium Ljungberg AB, Class B	4,089	75,570
	Attendo AB	7,795	35,431
	Avanza Bank Holding AB	25,105	224,027
	Axfood AB	26,570	559,414
	Beijer Alma AB	4,931	60,640
	Beijer Electronics Group AB	1,922	8,751
	Beijer Ref AB	4,508	99,926
	Bergman & Beving AB	3,383	33,305
	Betsson AB	31,493	166,247
	Bilia AB, Class A	35,607	314,356
	BillerudKorsnas AB	62,336	719,668
	BioGaia AB, Class B	4,894	203,494
	Biotage AB	5,881	63,418
	Bjorn Borg AB	385	999
	Boliden AB	61,794	1,401,321
	Bonava AB	993	12,085
	Bonava AB, Class B	19,165	229,441
	Bravida Holding AB	20,629	171,343
	Bufab AB	6,594	68,156
	Bulten AB	2,524	16,936
	Bure Equity AB	12,761	237,760
#*	Byggmax Group AB	14,566	50,008
	Castellum AB	12,682	257,452
	Catena AB	1,630	50,906
	Clas Ohlson AB, Class B	5,003	45,033
	Cloetta AB, Class B	8,159	24,304
*	Collector AB	2,336	12,681
	Concentric AB	6,786	83,615

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Coor Service Management Holding AB	1,931	$16,286
	Corem Property Group AB, Class B	10,422	21,463
	Dios Fastigheter AB	14,012	120,192
	Dometic Group AB	43,670	398,396
*	Doro AB	4,193	15,646
	Duni AB	5,763	68,338
#	Dustin Group AB	16,664	143,858
	Eastnine AB	3,292	37,333
	Elanders AB, Class B	1,312	11,307
	Electrolux AB	49,558	1,145,143
	Elekta AB, Class B	60,176	856,170
#*	Eltel AB	18,484	42,582
*	Enea AB	1,835	31,211
	Epiroc AB, Class A	35,389	387,785
	Epiroc AB, Class B	20,800	216,188
	Fabege AB	40,352	622,719
	Fagerhult AB	6,228	38,511
*	Fastighets AB Balder, Class B	10,674	365,510
	FastPartner AB	4,214	37,481
	Fenix Outdoor International AG	372	39,687
#*	Fingerprint Cards AB, Class B	28,611	51,503
	Getinge AB, Class B	33,210	487,279
	GHP Specialty Care AB	7,694	11,167
	Granges AB	22,945	228,468
	Gunnebo AB	13,968	36,109
	Haldex AB	5,613	27,982
	Heba Fastighets AB, Class B	1,990	17,429
*	Hembla AB	5,868	109,751
#	Hennes & Mauritz AB, Class B	57,955	1,010,451
	Hexagon AB, Class B	4,354	210,961
	Hexpol AB	67,205	511,366
	HMS Networks AB	2,501	43,418
*	Hoist Finance AB	13,881	83,521
	Holmen AB, Class B	19,488	411,476
	Hufvudstaden AB, Class A	13,745	242,089
	Husqvarna AB, Class A	3,992	35,361
	Husqvarna AB, Class B	66,629	589,989
	ICA Gruppen AB	11,287	500,883
	Indutrade AB	14,827	420,082
*	International Petroleum Corp.	3,960	16,983
#	Intrum AB	15,320	401,624
	Inwido AB	12,397	76,147
#*	ITAB Shop Concept AB, Class B	2,638	7,684
	JM AB	28,922	746,079
	KappAhl AB	10,570	21,434
#	Kindred Group P.L.C.	59,608	365,777
	Klovern AB, Class B	72,844	119,812
	KNOW IT AB	3,745	73,591
	Kungsleden AB	14,236	123,808
	Lagercrantz Group AB, Class B	7,890	98,531
	Lifco AB, Class B	4,465	228,124
	Lindab International AB	16,424	187,014
	Loomis AB, Class B	19,836	682,285
*	Medivir AB, Class B	1,257	3,030
*	Mekonomen AB	3,321	24,576
	Millicom International Cellular SA	8,594	441,514
	Momentum Group AB, Class B	2,281	25,706
#	Nederman Holding AB	2,490	30,847
	NetEnt AB	35,685	105,872

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	New Wave Group AB, Class B	15,434	$103,063
	Nibe Industrier AB, Class B	32,522	459,255
	Nobia AB	30,967	200,828
	Nobina AB	12,072	70,356
	Nolato AB, Class B	1,961	111,588
	Nordic Entertainment Group AB, Class B	4,552	108,823
	NP3 Fastigheter AB	2,467	21,522
*	Nyfosa AB	18,473	113,657
	OEM International AB, Class B	1,863	46,318
	Opus Group AB	29,430	18,645
	Pandox AB	11,635	212,128
	Peab AB	46,997	397,651
	Platzer Fastigheter Holding AB, Class B	3,011	26,584
	Proact IT Group AB	1,939	34,106
*	Qliro Group AB	5,322	6,170
	Ratos AB, Class B	45,894	116,365
#*	RaySearch Laboratories AB	4,605	65,893
	Resurs Holding AB	18,573	107,508
	Rottneros AB	17,159	18,330
	Saab AB, Class B	11,443	360,228
	Sagax AB, Class B	10,276	100,382
	Sandvik AB	83,634	1,283,414
	Scandic Hotels Group AB	18,056	151,406
	Sectra AB, Class B	3,843	129,029
	Securitas AB, Class B	29,951	463,829
	Semcon AB	1,858	10,250
	Skandinaviska Enskilda Banken AB, Class A	143,259	1,346,928
#	Skandinaviska Enskilda Banken AB, Class C	1,278	12,118
	Skanska AB, Class B	41,142	768,162
	SKF AB, Class A	2,127	34,876
	SKF AB, Class B	53,346	875,023
	SkiStar AB	9,011	104,475
	Svenska Cellulosa AB SCA, Class A	3,383	32,440
	Svenska Cellulosa AB SCA, Class B	49,734	412,789
	Svenska Handelsbanken AB, Class A	85,345	767,928
	Svenska Handelsbanken AB, Class B	2,284	21,637
	Sweco AB, Class B	9,762	272,241
	Swedbank AB, Class A	76,796	1,045,787
*	Swedish Orphan Biovitrum AB	14,056	271,316
	Systemair AB	2,239	28,316
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	67,310	586,271
	Telefonaktiebolaget LM Ericsson, Class A	3,084	27,868
	Telefonaktiebolaget LM Ericsson, Class B	58,155	508,814
	Telia Co. AB	265,372	1,180,547
	Thule Group AB	13,840	302,309
	Trelleborg AB, Class B	10,664	146,844
	Troax Group AB	7,151	67,898
	Vitrolife AB	8,912	171,503
	Volvo AB, Class A	28,237	421,073
	Volvo AB, Class B	187,504	2,785,393
	Wallenstam AB, Class B	32,965	344,405
	Wihlborgs Fastigheter AB	23,749	345,279
TOTAL SWEDEN			40,973,666
SWITZERLAND — (7.6%)
	ABB, Ltd., Sponsored ADR	40,420	759,896
	ABB, Ltd.	107,852	2,035,939
	Adecco Group AG	48,303	2,635,366
*	Alcon, Inc.	28,956	1,701,165

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Alcon, Inc.	4,130	$239,167
	Allreal Holding AG	3,752	655,352
	ALSO Holding AG	1,680	258,885
*	ams AG	5,512	287,756
	APG SGA SA	280	74,925
	Arbonia AG	10,016	116,183
*	Aryzta AG	99,010	82,354
	Ascom Holding AG	9,499	123,338
	Baloise Holding AG	9,558	1,726,332
	Banque Cantonale de Geneve	227	45,424
	Banque Cantonale Vaudoise	462	343,596
	Belimo Holding AG	51	300,376
	Bellevue Group AG	1,820	38,754
	Berner Kantonalbank AG	828	188,035
	BFW Liegenschaften AG	385	16,802
#	Bobst Group SA	1,036	51,803
	Bossard Holding AG, Class A	1,691	233,170
	Bucher Industries AG	1,467	438,343
	Burckhardt Compression Holding AG	350	84,679
	Burkhalter Holding AG	1,650	121,645
	Calida Holding AG	274	7,615
	Carlo Gavazzi Holding AG	62	17,138
	Cembra Money Bank AG	5,216	502,700
	Cicor Technologies, Ltd.	223	11,244
	Cie Financiere Richemont SA	30,690	2,629,925
	Cie Financiere Tradition SA	384	39,637
	Clariant AG	51,753	945,686
	Coltene Holding AG	762	64,419
	Conzzeta AG	174	136,737
	Credit Suisse Group AG	140,307	1,696,457
	Daetwyler Holding AG	667	102,812
	DKSH Holding AG	2,979	150,433
	dormakaba Holding AG	534	391,316
	Dufry AG	6,279	550,678
#	EFG International AG	16,226	105,143
	Emmi AG	401	333,641
	EMS-Chemie Holding AG	742	463,734
#	Feintool International Holding AG	280	17,551
	Flughafen Zurich AG	4,379	799,677
	Forbo Holding AG	166	258,928
*	GAM Holding AG	31,976	140,001
	Geberit AG	2,091	965,293
	Georg Fischer AG	708	610,274
	Givaudan SA	1,191	3,167,571
	Gurit Holding AG	97	106,187
	Helvetia Holding AG	7,656	974,780
	Hiag Immobilien Holding AG	90	11,561
*	HOCHDORF Holding AG	97	7,348
	Huber & Suhner AG	2,249	179,089
	Hypothekarbank Lenzburg AG	6	27,179
#	Implenia AG	2,375	63,616
	Inficon Holding AG	294	183,398
	Interroll Holding AG	88	178,975
	Intershop Holding AG	174	87,417
	Investis Holding SA	355	24,122
	Julius Baer Group, Ltd.	39,240	1,676,827
	Jungfraubahn Holding AG	375	56,237
	Kardex AG	1,357	195,276
#	Komax Holding AG	858	160,860

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Kudelski SA	3,540	$23,993
	Kuehne + Nagel International AG	5,910	870,208
*	Lastminute.com NV	764	23,087
	LEM Holding SA	36	49,754
	Liechtensteinische Landesbank AG	2,861	174,427
	Logitech International SA	12,102	497,690
#	Logitech International SA	13,983	576,659
	Luzerner Kantonalbank AG	369	163,082
#*	Meier Tobler Group AG	300	4,816
	Metall Zug AG	31	67,260
	Mobilezone Holding AG	5,203	48,022
	Mobimo Holding AG	1,392	371,562
#*	Newron Pharmaceuticals SpA	2,060	12,528
	Novartis AG, Sponsored ADR	74,308	6,805,127
	Novartis AG	20,654	1,893,947
	OC Oerlikon Corp. AG	52,972	566,971
*	Orascom Development Holding AG	912	13,700
*	Panalpina Welttransport Holding AG	3,642	819,546
	Partners Group Holding AG	2,519	2,003,336
	Phoenix Mecano AG	46	20,266
	Plazza AG, Class A	212	53,576
	PSP Swiss Property AG	7,360	882,467
	Rieter Holding AG	605	79,540
	Roche Holding AG	2,433	652,514
	Roche Holding AG	64,228	17,191,592
	Schaffner Holding AG	38	7,805
	Schindler Holding AG	2,114	475,577
*	Schmolz + Bickenbach AG	87,913	28,935
	Schweiter Technologies AG	221	218,160
	SFS Group AG	2,906	223,057
	SGS SA	543	1,340,920
	Sika AG	21,846	3,153,997
#	Sonova Holding AG	5,004	1,150,702
	St Galler Kantonalbank AG	385	164,794
	Straumann Holding AG	1,679	1,369,733
	Sulzer AG	3,506	353,285
	Sunrise Communications Group AG	7,667	567,059
	Swatch Group AG (The)	1,998	580,363
	Swatch Group AG (The)	3,663	199,748
	Swiss Life Holding AG	4,137	1,999,160
	Swiss Prime Site AG	10,605	933,712
	Swiss Re AG	29,578	2,864,239
	Swisscom AG	7,646	3,705,572
	Swissquote Group Holding SA	1,149	46,522
	Tamedia AG	447	49,119
	Tecan Group AG	66	16,769
	Temenos AG	11,485	2,021,850
#	u-blox Holding AG	1,030	84,061
	UBS Group AG	120,539	1,345,436
*	UBS Group AG	89,365	998,207
	Valiant Holding AG	2,309	236,697
	Valora Holding AG	845	232,829
	VAT Group AG	6,785	848,393
	Vaudoise Assurances Holding SA	207	104,960
	Vetropack Holding AG	19	38,847
#	Vifor Pharma AG	9,795	1,449,722
	Vontobel Holding AG	6,724	353,874
	VP Bank AG	787	123,234
	VZ Holding AG	330	90,872

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Walliser Kantonalbank	563	$66,923
#	Warteck Invest AG	17	32,745
	Ypsomed Holding AG	484	61,652
	Zehnder Group AG	1,165	43,902
	Zug Estates Holding AG, Class B	8	14,746
	Zuger Kantonalbank AG	11	68,049
	Zurich Insurance Group AG	11,866	4,127,370
TOTAL SWITZERLAND			96,260,034
UNITED KINGDOM — (14.0%)
	3i Group P.L.C.	166,155	2,238,942
	4imprint Group P.L.C.	2,976	101,010
	888 Holdings P.L.C.	50,141	92,744
	A.G. Barr P.L.C.	22,081	184,592
	AA P.L.C.	107,961	65,454
*	Acacia Mining P.L.C.	53,677	146,006
	Admiral Group P.L.C.	27,650	727,143
	Alliance Pharma P.L.C.	25,622	22,242
	Antofagasta P.L.C.	27,235	307,288
	Arrow Global Group P.L.C.	26,891	87,671
	Ascential P.L.C.	3,313	16,015
	Ashmore Group P.L.C.	50,964	331,031
	Ashtead Group P.L.C.	45,894	1,261,955
*	ASOS P.L.C.	7,251	227,699
	AstraZeneca P.L.C., Sponsored ADR	147,834	6,417,474
	AstraZeneca P.L.C.	25,686	2,219,111
	Auto Trader Group P.L.C.	264,975	1,739,450
	AVEVA Group P.L.C.	6,218	300,393
	Aviva P.L.C.	414,412	2,034,606
	Avon Rubber P.L.C.	5,565	90,754
	B&M European Value Retail SA	197,243	885,344
	Babcock International Group P.L.C.	66,202	381,505
	BAE Systems P.L.C.	257,299	1,709,425
	Balfour Beatty P.L.C.	81,132	202,399
	Barclays P.L.C., Sponsored ADR	104,308	780,224
	Barclays P.L.C.	12,130	22,705
	Barratt Developments P.L.C.	284,899	2,224,270
	BBA Aviation P.L.C.	184,744	717,588
	BCA Marketplace P.L.C.	11,013	32,342
	Beazley P.L.C.	82,480	576,036
	Bellway P.L.C.	44,688	1,610,804
	Berkeley Group Holdings P.L.C.	46,826	2,202,359
	Bloomsbury Publishing P.L.C.	12,823	35,905
*	Boohoo Group P.L.C.	126,825	367,495
	Bovis Homes Group P.L.C.	35,896	458,534
	Braemar Shipping Services P.L.C.	3,084	7,428
	Brewin Dolphin Holdings P.L.C.	58,268	225,758
	Britvic P.L.C.	46,461	516,194
	BT Group P.L.C., Sponsored ADR	1,200	14,304
	BT Group P.L.C.	576,946	1,351,410
*	BTG P.L.C.	12,349	125,490
	Bunzl P.L.C.	31,462	820,046
	Burberry Group P.L.C.	49,707	1,370,610
	Burford Capital, Ltd.	26,785	487,769
	Camellia P.L.C.	85	10,787
*	Capita P.L.C.	150,094	211,685
	Capital & Counties Properties P.L.C.	76,340	183,556
	Card Factory P.L.C.	76,217	153,120
	CareTech Holdings P.L.C.	4,283	19,410

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Castings P.L.C.	1,710	$8,569
	Centamin P.L.C.	79,875	124,636
	Central Asia Metals P.L.C.	1,536	3,816
	Charles Taylor P.L.C.	2,972	8,170
	Chemring Group P.L.C.	33,024	73,615
	Chesnara P.L.C.	18,196	73,201
*	Circassia Pharmaceuticals P.L.C.	9,031	2,176
	City of London Investment Group P.L.C.	3,231	16,768
	Clarkson P.L.C.	4,159	129,578
	Clipper Logistics P.L.C.	5,073	16,494
	Close Brothers Group P.L.C.	20,483	330,700
	CLS Holdings P.L.C.	25,272	70,169
	CMC Markets P.L.C.	8,404	9,969
*	Cobham P.L.C.	296,498	593,694
	Coca-Cola HBC AG	15,097	519,476
	Compass Group P.L.C.	192,432	4,868,620
	Computacenter P.L.C.	25,339	470,001
	Connect Group P.L.C.	19,006	8,718
	Consort Medical P.L.C.	2,801	25,482
	ConvaTec Group P.L.C.	204,297	386,006
	Costain Group P.L.C.	23,192	44,246
	Countryside Properties P.L.C.	52,840	188,416
*	Countrywide P.L.C.	20,878	1,260
	Crest Nicholson Holdings P.L.C.	98,480	437,931
	Croda International P.L.C.	16,660	946,339
	Daejan Holdings P.L.C.	679	45,788
	Daily Mail & General Trust P.L.C., Class A	12,204	117,214
	DCC P.L.C.	18,069	1,523,734
	De La Rue P.L.C.	10,460	29,694
	DFS Furniture P.L.C.	17,815	51,049
	Diageo P.L.C., Sponsored ADR	29,388	4,904,269
	Diageo P.L.C.	21,285	887,588
*	Dialight P.L.C.	4,837	21,254
	Dignity P.L.C.	10,046	65,967
	Diploma P.L.C.	37,144	684,666
	Direct Line Insurance Group P.L.C.	292,902	1,145,743
	DiscoverIE Group P.L.C.	3,314	17,891
	Dixons Carphone P.L.C.	162,918	236,109
	Domino's Pizza Group P.L.C.	78,868	237,009
	DS Smith P.L.C.	255,991	1,104,121
	Dunelm Group P.L.C.	17,690	198,259
*	EI Group P.L.C.	136,802	468,948
*	EKF Diagnostics Holdings P.L.C.	32,850	13,813
*	Eland Oil & Gas P.L.C.	4,579	6,647
	Electrocomponents P.L.C.	93,339	687,738
	Elementis P.L.C.	44,221	81,066
	EMIS Group P.L.C.	11,397	168,641
	Entertainment One, Ltd.	102,433	547,038
	Equiniti Group P.L.C.	42,601	108,885
	Euromoney Institutional Investor P.L.C.	11,218	189,091
	Experian P.L.C.	134,786	4,087,946
	FDM Group Holdings P.L.C.	5,916	59,226
	Ferguson P.L.C.	26,130	1,944,391
	Fevertree Drinks P.L.C.	9,145	259,248
*	Findel P.L.C.	11,005	31,167
	Flowtech Fluidpower P.L.C.	100	170
	Forterra P.L.C.	20,601	70,187
*	Foxtons Group P.L.C.	46,561	31,869
	Fresnillo P.L.C.	6,976	50,350

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Fuller Smith & Turner P.L.C., Class A	1,609	$20,937
	G4S P.L.C.	381,411	885,236
	Galliford Try P.L.C.	27,238	195,108
	Games Workshop Group P.L.C.	5,277	289,613
	Gamma Communications P.L.C.	1,454	19,214
*	Gem Diamonds, Ltd.	5,103	4,258
	Genel Energy P.L.C.	10,760	25,032
	GlaxoSmithKline P.L.C., Sponsored ADR	88,374	3,648,079
	GlaxoSmithKline P.L.C.	44,054	911,077
	Go-Ahead Group P.L.C. (The)	5,918	152,988
	GoCo Group P.L.C.	76,504	79,621
	Grafton Group P.L.C.	35,012	308,117
	Grainger P.L.C.	110,234	304,559
	Greencore Group P.L.C.	61,109	159,022
	Greene King P.L.C.	45,156	342,871
	GVC Holdings P.L.C.	25,605	183,431
	Gym Group P.L.C. (The)	6,772	21,054
	H&T Group P.L.C.	3,020	11,870
	Halfords Group P.L.C.	38,780	90,040
	Halma P.L.C.	66,845	1,614,271
	Hargreaves Lansdown P.L.C.	27,098	688,424
	Hastings Group Holdings P.L.C.	62,561	146,865
	Hays P.L.C.	453,465	846,878
	Headlam Group P.L.C.	8,074	43,506
	Helical P.L.C.	24,911	108,456
	Henry Boot P.L.C.	7,427	22,141
	Highland Gold Mining, Ltd.	8,756	23,160
	Hill & Smith Holdings P.L.C.	24,622	338,135
	Hilton Food Group P.L.C.	6,924	78,399
	Hiscox, Ltd.	32,436	667,664
	Hochschild Mining P.L.C.	85,469	214,345
	Hollywood Bowl Group P.L.C.	12,376	32,348
	HomeServe P.L.C.	70,635	977,323
*	Horizon Discovery Group P.L.C.	3,980	7,315
	Howden Joinery Group P.L.C.	114,501	769,175
	HSBC Holdings P.L.C.	104,147	834,060
	HSBC Holdings P.L.C., Sponsored ADR	86,677	3,480,948
	Hunting P.L.C.	49,968	307,915
	Huntsworth P.L.C.	14,305	17,391
	IG Group Holdings P.L.C.	55,133	383,228
	IMI P.L.C.	67,013	848,497
	Inchcape P.L.C.	161,146	1,220,817
*	Indivior P.L.C.	124,970	82,633
	Informa P.L.C.	105,551	1,117,551
	Inmarsat P.L.C.	65,888	458,058
	Intermediate Capital Group P.L.C.	31,430	529,479
	Intertek Group P.L.C.	14,803	1,024,727
	Investec P.L.C.	64,888	369,194
	iomart Group P.L.C.	1,231	5,078
*	IP Group P.L.C.	50,109	41,805
	ITE Group P.L.C.	124,661	110,569
	ITV P.L.C.	684,026	918,749
	IWG P.L.C.	94,501	432,837
	J Sainsbury P.L.C.	106,414	253,929
	James Fisher & Sons P.L.C.	5,479	145,185
	JD Sports Fashion P.L.C.	98,001	772,875
	John Laing Group P.L.C.	25,238	117,933
	John Menzies P.L.C.	14,196	71,521
	John Wood Group P.L.C.	148,642	957,804

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Johnson Matthey P.L.C.	35,188	$1,372,046
	Joules Group P.L.C.	3,174	10,006
*	JPJ Group P.L.C.	6,742	56,362
	Jupiter Fund Management P.L.C.	110,606	500,500
*	Just Eat P.L.C.	47,889	440,579
*	Just Group P.L.C.	171,085	97,811
	Kainos Group P.L.C.	12,826	87,412
	KCOM Group P.L.C.	73,667	107,629
	Keller Group P.L.C.	9,688	77,334
#	Kier Group P.L.C.	14,760	11,014
	Kin & Carta P.L.C.	19,522	24,642
	Kingfisher P.L.C.	286,504	773,528
*	Lamprell P.L.C.	41,781	27,899
	Lancashire Holdings, Ltd.	33,735	283,062
	Legal & General Group P.L.C.	980,568	3,109,673
*	Liberty Global P.L.C., Class A	1,556	41,487
*	Liberty Global P.L.C., Class C	3,809	99,186
	Liontrust Asset Management P.L.C.	1,659	16,143
	Lloyds Banking Group P.L.C.	5,449,981	3,525,503
	Lookers P.L.C.	86,054	43,765
	Low & Bonar P.L.C.	37,908	3,452
	LSL Property Services P.L.C.	4,773	11,788
	Luceco P.L.C.	11,426	13,514
	M&C Saatchi P.L.C.	1,389	5,725
	Majestic Wine P.L.C.	6,930	21,459
	Man Group P.L.C.	216,372	446,589
	Marks & Spencer Group P.L.C.	322,926	811,652
	Marshalls P.L.C.	65,491	505,429
	McBride P.L.C.	25,127	19,745
	McCarthy & Stone P.L.C.	89,034	150,684
	Mears Group P.L.C.	10,519	35,068
	Mediclinic International P.L.C.	22,453	93,624
	Meggitt P.L.C.	102,722	741,277
	Melrose Industries P.L.C.	384,252	867,223
	Merlin Entertainments P.L.C.	86,964	475,722
	Micro Focus International P.L.C., Sponsored ADR	10,594	220,991
	Micro Focus International P.L.C.	44,294	933,019
	Millennium & Copthorne Hotels P.L.C.	13,857	114,701
	Mitie Group P.L.C.	78,894	157,594
	MJ Gleeson P.L.C.	2,377	24,250
	Mondi P.L.C.	17,403	379,138
	Moneysupermarket.com Group P.L.C.	149,914	671,088
	Morgan Sindall Group P.L.C.	13,730	187,356
	Morses Club P.L.C.	11,858	18,729
	Mortgage Advice Bureau Holdings, Ltd.	2,093	15,231
	Motorpoint group P.L.C.	4,035	10,523
	N Brown Group P.L.C.	33,268	48,471
	NAHL Group P.L.C.	7,284	10,731
	National Grid P.L.C.	88,811	910,246
	National Grid P.L.C., Sponsored ADR	10,001	514,473
	NCC Group P.L.C.	27,365	61,545
	Next Fifteen Communications Group P.L.C.	5,320	38,852
	Next P.L.C.	12,158	894,945
	NMC Health P.L.C.	4,913	146,718
	Non-Standard Finance P.L.C.	28,755	13,231
	Northgate P.L.C.	38,316	153,985
	Numis Corp. P.L.C.	3,080	8,912
*	Ocado Group P.L.C.	27,188	410,389
	On the Beach Group P.L.C.	35,306	202,743

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	OneSavings Bank P.L.C.	61,867	$272,701
	Oxford Instruments P.L.C.	10,006	157,249
	Pagegroup P.L.C.	127,840	695,550
	Paragon Banking Group P.L.C.	49,207	249,880
	Park Group P.L.C.	10,000	7,609
	PayPoint P.L.C.	20,033	229,421
	Pearson P.L.C.	23,118	244,805
	Pearson P.L.C., Sponsored ADR	8,415	88,694
	Pendragon P.L.C.	479,754	74,380
	Persimmon P.L.C.	46,715	1,139,780
	Petrofac, Ltd.	104,155	528,646
*	Petropavlovsk P.L.C.	139,668	16,865
	Pets at Home Group P.L.C.	108,145	273,316
	Phoenix Group Holdings P.L.C.	108,225	910,321
	Photo-Me International P.L.C.	30,925	37,449
	Playtech P.L.C.	68,804	369,349
	Polar Capital Holdings P.L.C.	1,231	8,554
	Polypipe Group P.L.C.	19,552	97,137
	Porvair P.L.C.	1,478	10,536
	Premier Asset Management Group P.L.C.	2,365	5,138
*	Premier Foods P.L.C.	113,932	46,701
	Provident Financial P.L.C.	20,012	105,414
	Prudential P.L.C., ADR	48,805	2,025,408
	Prudential P.L.C.	72,434	1,490,274
*	PureTech Health P.L.C.	5,528	18,274
	PZ Cussons P.L.C.	23,846	63,421
	QinetiQ Group P.L.C.	79,137	277,909
	Quilter P.L.C.	119,289	208,915
	Rank Group P.L.C.	14,277	26,362
	Rathbone Brothers P.L.C.	6,096	163,339
*	Raven Property Group, Ltd.	4,404	2,102
	Reach P.L.C.	73,377	75,702
	Reckitt Benckiser Group P.L.C.	35,933	2,777,739
	Redde P.L.C.	7,605	10,543
	Redrow P.L.C.	63,189	430,000
	RELX P.L.C., Sponsored ADR	119,072	2,825,574
	RELX P.L.C.	28,808	683,277
	RELX P.L.C.	62,004	1,472,751
	Renishaw P.L.C.	7,437	346,221
	Rentokil Initial P.L.C.	346,789	1,832,227
	Restaurant Group P.L.C. (The)	55,831	103,231
	Ricardo P.L.C.	3,720	31,775
	Rightmove P.L.C.	228,405	1,460,836
	Rio Tinto P.L.C.	17,583	992,938
	RM P.L.C.	8,295	23,928
	Robert Walters P.L.C.	6,350	41,129
	Rolls-Royce Holdings P.L.C.	138,435	1,446,969
	Rotork P.L.C.	207,595	775,141
	Royal Mail P.L.C.	100,763	257,331
	RPS Group P.L.C.	53,937	82,180
	RSA Insurance Group P.L.C.	84,503	574,737
	Sage Group P.L.C. (The)	122,930	1,071,998
*	Savannah Petroleum P.L.C.	14,019	2,353
	Savills P.L.C.	48,803	563,290
	Schroders P.L.C.	11,410	411,601
	Schroders P.L.C.	4,919	148,245
	SDL P.L.C.	6,100	35,155
	Secure Trust Bank P.L.C.	32	515
	Senior P.L.C.	58,566	142,605

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Severfield P.L.C.	32,226	$26,201
	Severn Trent P.L.C.	44,321	1,083,865
	SIG P.L.C.	79,851	127,649
	Smart Metering Systems P.L.C.	2,406	14,740
	Smith & Nephew P.L.C., Sponsored ADR	22,655	1,029,443
	Smith & Nephew P.L.C.	32,916	745,179
	Smiths Group P.L.C.	73,894	1,469,588
	Soco International P.L.C.	16,446	12,307
	Softcat P.L.C.	29,977	348,011
	Sophos Group P.L.C.	25,184	132,950
	Spectris P.L.C.	15,429	475,260
	Speedy Hire P.L.C.	69,931	44,222
	Spirax-Sarco Engineering P.L.C.	10,239	1,116,498
	Spire Healthcare Group P.L.C.	53,085	72,918
	Spirent Communications P.L.C.	75,291	144,820
*	Sports Direct International P.L.C.	52,315	144,086
	SSE P.L.C.	142,042	1,893,658
	SSP Group P.L.C.	77,445	662,439
	St James's Place P.L.C.	165,127	1,970,431
	St. Modwen Properties P.L.C.	53,231	270,511
	Stagecoach Group P.L.C.	61,139	97,197
	Standard Chartered P.L.C.	128,023	1,053,591
	Standard Life Aberdeen P.L.C.	214,711	778,764
	SThree P.L.C.	17,992	61,728
	Strix Group P.L.C.	8,429	17,778
	STV Group P.L.C.	2,401	10,770
	Superdry P.L.C.	5,843	30,603
	Synthomer P.L.C.	79,295	291,832
	T Clarke P.L.C.	8,800	12,586
	TalkTalk Telecom Group P.L.C.	132,891	169,830
	Tarsus Group P.L.C.	12,952	66,616
	Taylor Wimpey P.L.C.	1,116,811	2,188,207
	Ted Baker P.L.C.	9,460	105,035
	Telecom Plus P.L.C.	19,943	322,558
	Telford Homes P.L.C.	4,098	17,329
	Tesco P.L.C.	617,681	1,673,117
	Topps Tiles P.L.C.	19,712	16,514
	TP ICAP P.L.C.	40,580	154,539
	Travis Perkins P.L.C.	42,101	696,988
	Trifast P.L.C.	3,680	8,671
	TT Electronics P.L.C.	12,853	34,326
	Tullow Oil P.L.C.	158,212	370,709
	Tyman P.L.C.	7,295	19,317
	U & I Group P.L.C.	18,768	32,603
	UDG Healthcare P.L.C.	9,941	96,249
	Ultra Electronics Holdings P.L.C.	18,001	426,813
	Unilever P.L.C., Sponsored ADR	71,573	4,302,969
	Unilever P.L.C.	29,087	1,749,937
	United Utilities Group P.L.C.	168,969	1,614,921
	Urban & Civic P.L.C.	3,598	13,393
*	Vectura Group P.L.C.	129,563	125,688
	Vertu Motors P.L.C.	6,379	2,812
	Vesuvius P.L.C.	28,313	172,537
	Victrex P.L.C.	24,271	600,173
	Vitec Group P.L.C. (The)	4,046	55,682
	Volution Group P.L.C.	4,506	9,923
	Vp P.L.C.	2,417	22,951
	Watkin Jones P.L.C.	14,285	37,019
	Weir Group P.L.C (The)	31,335	566,500

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	WH Smith P.L.C.	18,697	$480,881
	Whitbread P.L.C.	8,605	472,702
	William Hill P.L.C.	120,763	223,295
	Wilmington P.L.C.	6,622	15,775
	Wincanton P.L.C.	12,368	35,379
	Wm Morrison Supermarkets P.L.C.	317,994	750,891
	WPP P.L.C., Sponsored ADR	6,805	400,678
	WPP P.L.C.	147,665	1,739,408
	Xaar P.L.C.	3,874	4,175
	XP Power, Ltd.	1,268	31,352
	Young & Co's Brewery P.L.C., Class A	299	5,902
	Zotefoams P.L.C.	1,500	10,447
TOTAL UNITED KINGDOM			177,990,542
TOTAL COMMON STOCKS			1,229,065,096
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG	6,108	362,640
	Biotest AG	2,084	50,587
	Draegerwerk AG & Co. KGaA	1,710	92,791
	Fuchs Petrolub SE	14,609	559,799
	Henkel AG & Co. KGaA	6,618	682,415
	Jungheinrich AG	17,755	394,832
	Porsche Automobil Holding SE	10,281	673,880
	Sartorius AG	5,372	1,086,650
	Schaeffler AG	9,114	67,201
	Sixt SE	4,406	292,236
	STO SE & Co. KGaA	507	51,921
	Villeroy & Boch AG	866	12,812
TOTAL GERMANY			4,327,764
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	265	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	39,567	8,985
*	Pan American Silver Corp. Rights 02/22/29	1,089	247
*	Tervita Corp. Warrants 07/19/20	171	1
TOTAL CANADA			9,233
NEW ZEALAND — (0.0%)
*	Tourism Holdings, Ltd Rights 07/16/19	3,387	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	210,168	0
TOTAL RIGHTS/WARRANTS			9,233
TOTAL INVESTMENT SECURITIES			1,233,402,093

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	DFA Short Term Investment Fund	2,934,668	33,957,042
TOTAL INVESTMENTS — (100.0%)
(Cost $1,184,145,603)^^			$1,267,359,135

International Sustainability Core 1 Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$254,634	$68,975,447	—	$69,230,081
Austria	—	4,199,774	—	4,199,774
Belgium	455,404	9,968,972	—	10,424,376
Canada	98,068,584	70,182	—	98,138,766
China	—	11,399	—	11,399
Denmark	702,747	27,494,956	—	28,197,703
Finland	206,176	19,710,513	—	19,916,689
France	239,498	118,207,564	—	118,447,062
Germany	2,713,721	92,328,409	—	95,042,130
Hong Kong	63,108	27,763,662	—	27,826,770
Ireland	—	6,829,085	—	6,829,085
Israel	460,095	5,111,526	—	5,571,621
Italy	2,379,043	28,307,042	—	30,686,085
Japan	4,406,581	290,489,361	—	294,895,942
Netherlands	11,217,314	38,856,679	—	50,073,993
New Zealand	15,695	4,689,963	—	4,705,658
Norway	9,622	8,816,590	—	8,826,212
Portugal	—	1,880,039	—	1,880,039
Singapore	—	10,715,050	—	10,715,050
Spain	686,443	27,535,976	—	28,222,419
Sweden	603,254	40,370,412	—	40,973,666
Switzerland	11,660,600	84,599,434	—	96,260,034
United Kingdom	30,794,201	147,196,341	—	177,990,542
Preferred Stocks
Germany	—	4,327,764	—	4,327,764
Rights/Warrants
Canada	—	9,233	—	9,233
Securities Lending Collateral	—	33,957,042	—	33,957,042
TOTAL	$164,936,720	$1,102,422,415	—	$1,267,359,135

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (6.8%)
*	3P Learning, Ltd.	16,060	$10,764
	Accent Group, Ltd.	70,772	73,053
	Adairs, Ltd.	37,884	37,041
	Adelaide Brighton, Ltd.	115,220	277,909
	AGL Energy, Ltd.	27,789	398,251
	Alliance Aviation Services, Ltd.	19,925	38,847
	ALS, Ltd.	26,814	131,454
	Altium, Ltd.	17,452	433,992
	Alumina, Ltd.	21,958	34,812
	AMA Group, Ltd.	74,926	74,483
#*	Amaysim Australia, Ltd.	22,467	11,644
	AMP, Ltd.	415,021	504,830
	Ansell, Ltd.	3,452	65,670
	AP Eagers, Ltd.	17,570	134,536
	APA Group	49,995	376,560
	Apollo Tourism & Leisure, Ltd.	32,340	9,358
	Appen, Ltd.	16,869	348,886
	ARB Corp., Ltd.	9,899	124,896
	Ardent Leisure Group, Ltd.	88,209	70,873
#	ARQ Group, Ltd.	18,865	8,955
*	Asaleo Care, Ltd.	73,732	48,616
	ASX, Ltd.	2,768	167,439
	Atlas Arteria, Ltd.	33,693	187,791
*	Aurelia Metals, Ltd.	153,576	53,003
	Aurizon Holdings, Ltd.	294,911	1,157,735
	Ausdrill, Ltd.	178,673	239,417
	AusNet Services	182,628	221,264
	Australia & New Zealand Banking Group, Ltd.	92,308	1,754,284
#*	Australian Agricultural Co., Ltd.	85,892	58,221
	Australian Finance Group, Ltd.	30,768	40,640
	Australian Pharmaceutical Industries, Ltd.	117,548	115,636
	Auswide Bank, Ltd.	3,299	12,439
#	Automotive Holdings Group, Ltd.	40,084	85,024
	Aveo Group	62,077	86,803
#	AVJennings, Ltd.	17,132	6,954
	Bank of Queensland, Ltd.	103,474	659,095
	Bapcor, Ltd.	63,769	271,954
*	Base Resources, Ltd.	44,322	8,158
	Beach Energy, Ltd.	600,978	866,306
#	Bega Cheese, Ltd.	46,107	139,006
	Bell Financial Group, Ltd.	31,306	21,126
#*	Bellamy's Australia, Ltd.	11,116	76,048
	Bendigo & Adelaide Bank, Ltd.	68,190	533,789
	BHP Group, Ltd.	207,542	5,713,767
	BHP Group, Ltd., Sponsored ADR	254	13,952
#	Bingo Industries, Ltd.	50,056	81,992
#	Blackmores, Ltd.	1,997	121,950
	BlueScope Steel, Ltd.	133,346	1,176,930
	Boral, Ltd.	159,528	559,084
	Brambles, Ltd.	60,252	538,949
	Bravura Solutions, Ltd.	43,976	146,985
	Breville Group, Ltd.	14,081	184,495
	Brickworks, Ltd.	17,876	203,897
#	BWX, Ltd.	26,598	40,103
	Caltex Australia, Ltd.	61,622	1,133,416

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Capitol Health, Ltd.	106,977	$16,385
*	Cardno, Ltd.	56,221	35,233
#*	Carnarvon Petroleum, Ltd.	275,922	76,715
	carsales.com, Ltd.	42,540	427,509
*	Cash Converters International, Ltd.	147,100	13,096
	Cedar Woods Properties, Ltd.	15,467	67,764
	Centuria Capital Group	47,027	62,494
	Challenger, Ltd.	70,242	338,384
	CIMIC Group, Ltd.	6,079	151,741
#	Citadel Group, Ltd. (The)	6,156	19,077
#	Class, Ltd.	5,320	5,366
	Cleanaway Waste Management, Ltd.	424,996	699,816
	Clinuvel Pharmaceuticals, Ltd.	2,420	53,687
	Coca-Cola Amatil, Ltd.	58,043	420,095
	Cochlear, Ltd.	4,014	603,102
	Codan, Ltd.	39,633	109,239
*	Coles Group, Ltd.	73,010	708,867
#	Collection House, Ltd.	41,771	35,005
	Collins Foods, Ltd.	35,393	209,479
	Commonwealth Bank of Australia	70,980	3,983,510
	Computershare, Ltd.	30,165	324,946
#*	Cooper Energy, Ltd.	270,180	107,706
#	Corporate Travel Management, Ltd.	12,621	197,546
	Costa Group Holdings, Ltd.	14,582	39,401
#	Credit Corp. Group, Ltd.	17,246	294,865
*	CSG, Ltd.	39,609	4,889
	CSR, Ltd.	148,769	406,759
	Data#3, Ltd.	13,503	23,376
	Decmil Group, Ltd.	45,323	28,116
	Dicker Data, Ltd.	9,917	45,406
#	Domain Holdings Australia, Ltd.	48,556	99,868
#	Domino's Pizza Enterprises, Ltd.	10,129	266,628
	Downer EDI, Ltd.	134,280	659,717
	DuluxGroup, Ltd.	60,190	383,821
	DWS, Ltd.	4,748	3,910
	Eclipx Group, Ltd.	76,114	75,283
	Elders, Ltd.	36,017	180,912
*	EML Payments, Ltd.	19,307	42,681
#*	Energy World Corp., Ltd.	19,261	1,278
	EQT Holdings, Ltd.	676	13,885
	Estia Health, Ltd.	58,859	108,422
	EVENT Hospitality and Entertainment, Ltd.	23,426	199,013
	Evolution Mining, Ltd.	220,024	746,756
*	FAR, Ltd.	182,294	7,701
#	Finbar Group, Ltd.	8,281	4,974
*	Fleetwood Corp., Ltd.	19,034	22,606
	FlexiGroup, Ltd.	25,812	32,131
	Flight Centre Travel Group, Ltd.	10,111	317,982
#	Fortescue Metals Group, Ltd.	325,178	1,830,820
	G8 Education, Ltd.	107,070	211,654
*	Galaxy Resources, Ltd.	17,015	14,730
*	Gascoyne Resources, Ltd.	18,229	486
	GBST Holdings, Ltd.	1,530	4,064
	Genworth Mortgage Insurance Australia, Ltd.	57,286	132,506
*	Gold Road Resources, Ltd.	17,511	16,421
	Grange Resources, Ltd.	136,583	23,186
*	Greenland Minerals, Ltd.	279,308	28,256
	GTN, Ltd.	1,005	660
	GUD Holdings, Ltd.	13,326	86,327

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GWA Group, Ltd.	65,361	$159,812
	Hansen Technologies, Ltd.	43,263	113,506
#	Harvey Norman Holdings, Ltd.	143,732	430,437
	Helloworld Travel, Ltd.	6,051	19,755
#	HT&E, Ltd.	48,303	57,639
	Huon Aquaculture Group, Ltd.	6,086	19,435
	IDP Education, Ltd.	24,578	321,239
	Iluka Resources, Ltd.	140,618	917,513
	Imdex, Ltd.	101,591	92,631
	Incitec Pivot, Ltd.	218,511	518,797
	Independence Group NL	134,830	488,263
	Infigen Energy	206,596	66,805
	Infomedia, Ltd.	63,939	89,405
#	Inghams Group, Ltd.	48,683	134,888
	Insurance Australia Group, Ltd.	166,290	979,407
	Integral Diagnostics, Ltd.	12,222	27,577
	Integrated Research, Ltd.	9,550	17,942
#	InvoCare, Ltd.	22,275	237,943
#	IOOF Holdings, Ltd.	68,618	272,644
	IPH, Ltd.	39,526	224,427
	IRESS, Ltd.	24,374	233,088
#*	iSelect, Ltd.	55,125	24,104
*	iSentia Group, Ltd.	47,120	8,343
	IVE Group, Ltd.	23,613	35,001
	James Hardie Industries P.L.C.	23,623	319,499
#	Japara Healthcare, Ltd.	51,658	36,924
#	JB Hi-Fi, Ltd.	38,033	780,176
	Jumbo Interactive, Ltd.	6,105	80,455
#	Jupiter Mines, Ltd.	226,652	62,582
*	Karoon Energy, Ltd.	57,060	64,581
*	Kingsgate Consolidated, Ltd.	33,671	7,803
#	Kogan.com, Ltd.	4,259	14,295
	LendLease Group	60,690	601,539
	Lifestyle Communities, Ltd.	17,655	81,596
	Link Administration Holdings, Ltd.	101,775	352,487
	Lovisa Holdings, Ltd.	9,718	73,626
*	Lucapa Diamond Co., Ltd.	15,354	1,653
#*	Lynas Corp., Ltd.	186,856	331,577
	MACA, Ltd.	65,560	42,104
*	Macmahon Holdings, Ltd.	237,156	29,133
	Macquarie Group, Ltd.	13,246	1,159,301
	Magellan Financial Group, Ltd.	15,143	635,947
*	Mayne Pharma Group, Ltd.	206,742	74,369
	McMillan Shakespeare, Ltd.	27,118	256,767
#	McPherson's, Ltd.	30,743	39,133
	Medibank Pvt, Ltd.	210,778	519,606
*	Medusa Mining, Ltd.	45,149	23,197
#*	Mesoblast, Ltd.	57,584	57,606
#*	Metals X, Ltd.	150,864	21,969
#	Michael Hill International, Ltd.	22,149	7,726
	Mineral Resources, Ltd.	58,225	632,798
*	MMA Offshore, Ltd.	129,478	19,484
	MNF Group, Ltd.	4,270	10,362
	Monadelphous Group, Ltd.	26,086	335,958
	Monash IVF Group, Ltd.	37,578	39,090
	Money3 Corp., Ltd.	28,388	41,509
	Mortgage Choice, Ltd.	32,978	25,977
	Motorcycle Holdings, Ltd.	2,826	2,584
	Mount Gibson Iron, Ltd.	139,377	82,801

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Myer Holdings, Ltd.	244,786	$90,040
#	MyState, Ltd.	7,026	22,215
	National Australia Bank, Ltd.	187,654	3,654,708
	Navigator Global Investments, Ltd.	20,379	48,048
	New Hope Corp., Ltd.	47,377	80,938
	Newcrest Mining, Ltd.	16,819	405,930
	nib holdings, Ltd.	85,198	464,347
#	Nick Scali, Ltd.	11,735	50,397
#	Nine Entertainment Co. Holdings, Ltd.	405,156	556,232
	Northern Star Resources, Ltd.	98,812	869,488
	NRW Holdings, Ltd.	138,473	229,573
#	Nufarm, Ltd.	47,909	159,127
	OFX Group, Ltd.	40,584	37,788
	Oil Search, Ltd.	87,456	423,494
#	OM Holdings, Ltd.	98,157	52,938
#*	Onevue Holdings, Ltd.	24,977	8,010
	oOh!media, Ltd.	52,174	158,730
	Orica, Ltd.	33,857	504,407
	Origin Energy, Ltd.	123,926	670,583
	Orora, Ltd.	330,773	764,325
	OZ Minerals, Ltd.	93,530	648,689
	Pacific Current Group, Ltd.	11,857	45,123
	Pact Group Holdings, Ltd.	47,849	91,638
*	Panoramic Resources, Ltd.	117,017	26,872
	Paragon Care, Ltd.	7,901	2,693
	Peet, Ltd.	82,024	66,358
	Pendal Group, Ltd.	65,171	346,561
#	Perpetual, Ltd.	9,472	254,824
*	Perseus Mining, Ltd.	278,562	129,554
	Pioneer Credit, Ltd.	17,994	29,251
#	Platinum Asset Management, Ltd.	42,077	137,990
#*	Praemium, Ltd.	43,406	15,614
	Premier Investments, Ltd.	9,977	107,339
*	Prime Media Group, Ltd.	92,232	14,250
	Pro Medicus, Ltd.	6,317	131,888
#	PWR Holdings, Ltd.	10,450	30,639
	Qantas Airways, Ltd.	67,188	261,561
	QBE Insurance Group, Ltd.	92,612	789,277
	QMS Media, Ltd.	46,354	30,060
	Qube Holdings, Ltd.	201,531	433,873
*	Ramelius Resources, Ltd.	127,013	86,721
	REA Group, Ltd.	2,983	200,082
	Reckon, Ltd.	6,209	2,992
#	Reece, Ltd.	23,559	169,454
	Regis Healthcare, Ltd.	30,740	58,598
	Regis Resources, Ltd.	145,748	550,272
	Reject Shop, Ltd. (The)	5,557	7,981
	Resolute Mining, Ltd.	129,724	157,463
	Ridley Corp., Ltd.	41,173	31,198
	Rio Tinto, Ltd.	38,586	2,582,459
#	Ruralco Holdings, Ltd.	9,648	28,017
	RXP Services, Ltd.	24,648	8,105
	Sandfire Resources NL	58,335	266,159
	Santos, Ltd.	270,742	1,333,991
*	Saracen Mineral Holdings, Ltd.	120,142	339,743
	Seek, Ltd.	26,669	379,674
	Select Harvests, Ltd.	21,439	109,006
*	Senex Energy, Ltd.	220,285	46,923
	Servcorp, Ltd.	12,793	35,322

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Service Stream, Ltd.	74,410	$151,580
	Seven Group Holdings, Ltd.	12,827	157,260
*	Seven West Media, Ltd.	334,126	98,832
	SG Fleet Group, Ltd.	15,329	30,774
	Sigma Healthcare, Ltd.	213,333	86,793
*	Silver Chef, Ltd.	4,994	2,460
*	Silver Lake Resources, Ltd.	210,030	185,277
	Sims Metal Management, Ltd.	40,061	296,569
	SmartGroup Corp., Ltd.	8,685	55,503
	Sonic Healthcare, Ltd.	7,596	145,379
	South32, Ltd., ADR	2,251	23,883
	South32, Ltd.	482,856	1,027,402
	Southern Cross Media Group, Ltd.	214,940	196,171
	Spark Infrastructure Group	112,119	181,694
#	SpeedCast International, Ltd.	76,666	98,169
	SRG Global, Ltd.	113,718	40,158
	St Barbara, Ltd.	245,323	614,815
	Suncorp Group, Ltd.	89,557	825,427
#*	Sundance Energy Australia, Ltd.	190,843	23,916
	Sunland Group, Ltd.	9,056	10,625
#	Super Retail Group, Ltd.	46,268	284,025
*	Superloop, Ltd.	20,360	13,566
	Sydney Airport	41,285	235,649
#*	Syrah Resources, Ltd.	105,820	61,805
	Tassal Group, Ltd.	49,506	174,240
	Technology One, Ltd.	50,987	266,068
	Telstra Corp., Ltd.	217,713	590,290
*	Terracom, Ltd.	40,724	15,140
#*	Thorn Group, Ltd.	35,581	6,322
*	Tiger Resources, Ltd.	219,444	82
	TPG Telecom, Ltd.	88,273	420,069
	Transurban Group	51,751	548,482
*	Troy Resources, Ltd.	583	38
	Villa World, Ltd.	47,288	75,705
*	Village Roadshow, Ltd.	28,418	51,418
*	Virgin Australia Holdings, Ltd.	393,465	44,447
	Virtus Health, Ltd.	22,644	79,056
	Vita Group, Ltd.	22,463	18,817
*	Vocus Group, Ltd.	183,044	402,851
#	Webster, Ltd.	11,619	10,903
	Wesfarmers, Ltd.	49,629	1,329,066
	Western Areas, Ltd.	61,478	91,248
*	Westgold Resources, Ltd.	59,272	78,042
	Westpac Banking Corp.	127,839	2,508,189
	Whitehaven Coal, Ltd.	269,225	674,729
	WiseTech Global, Ltd.	8,160	175,455
	Woodside Petroleum, Ltd.	44,740	1,055,013
	Woolworths Group, Ltd.	34,137	832,272
	WorleyParsons, Ltd.	44,414	486,669
	WPP AUNZ, Ltd.	68,187	30,180
*	Xero, Ltd.	1,193	52,518
TOTAL AUSTRALIA			81,380,722
AUSTRIA — (0.5%)
	Agrana Beteiligungs AG	4,134	79,070
	ANDRITZ AG	8,612	306,742
	Atrium European Real Estate, Ltd.	24,184	99,028
	Austria Technologie & Systemtechnik AG	8,985	144,394
	CA Immobilien Anlagen AG	10,722	377,667

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	DO & CO AG	1,322	$116,537
	Erste Group Bank AG	25,825	926,929
	EVN AG	10,674	169,382
	FACC AG	2,706	32,087
	Flughafen Wien AG	986	43,531
	IMMOFINANZ AG	17,520	466,816
	Kapsch TrafficCom AG	788	27,848
#	Lenzing AG	4,008	408,827
	Mayr Melnhof Karton AG	1,587	200,525
	Oesterreichische Post AG	5,490	183,371
	OMV AG	9,131	456,888
	Palfinger AG	1,670	43,160
#	POLYTEC Holding AG	2,865	27,841
#	Porr AG	2,673	58,305
	Raiffeisen Bank International AG	38,525	903,473
	Rosenbauer International AG	131	6,189
	S IMMO AG	8,446	186,546
	Schoeller-Bleckmann Oilfield Equipment AG	1,480	117,725
*	Semperit AG Holding	945	13,192
	Strabag SE	4,197	134,681
	Telekom Austria AG	26,772	197,736
	UBM Development AG	1,080	47,920
	UNIQA Insurance Group AG	37,705	337,839
	Verbund AG	1,562	87,170
	Voestalpine AG	2,843	75,053
	Wienerberger AG	9,422	215,369
*	Zumtobel Group AG	2,684	22,443
TOTAL AUSTRIA			6,514,284
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	5,529	805,369
	Ageas	33,578	1,802,683
*	AGFA-Gevaert NV	70,197	282,720
*	Argenx SE, ADR	932	130,909
	Atenor	548	43,921
	Banque Nationale de Belgique	19	48,948
	Barco NV	1,081	225,751
	Bekaert SA	10,030	282,439
	bpost SA	13,289	123,564
	Cie d'Entreprises CFE	2,314	203,354
	Colruyt SA	10,547	549,564
	Deceuninck NV	13,585	30,322
	D'ieteren SA	6,984	327,087
#	Econocom Group SA	16,652	54,997
#	Elia System Operator SA	2,003	152,500
	Euronav NV	10,967	92,305
*	Euronav NV	38,310	322,570
	EVS Broadcast Equipment SA	3,189	75,797
#*	Exmar NV	9,024	59,465
	Fagron	7,808	129,650
#	Gimv NV	3,652	214,360
#	Immobel SA	381	25,955
	Jensen-Group NV	1,201	45,785
	KBC Group NV	16,843	1,082,968
	Kinepolis Group NV	2,693	158,888
	Lotus Bakeries NV	51	132,924
#	Melexis NV	3,794	259,689
#*	Nyrstar NV	15,384	9,998
#	Ontex Group NV	13,272	218,656

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Oxurion NV	7,971	$48,351
	Picanol	441	31,727
	Proximus SADP	27,141	773,839
	Recticel SA	11,663	93,993
	Resilux	280	44,222
	Roularta Media Group NV	370	5,114
	Sioen Industries NV	2,506	69,106
	Sipef NV	1,654	74,960
	Solvay SA	9,925	1,016,270
	Telenet Group Holding NV	8,229	404,166
	TER Beke SA	193	24,688
*	Tessenderlo Group SA	6,656	208,365
#	Umicore SA	18,461	577,896
	Van de Velde NV	784	22,460
TOTAL BELGIUM			11,288,295
CANADA — (10.6%)
*	5N Plus, Inc.	14,000	23,549
	Absolute Software Corp.	8,900	49,969
	Acadian Timber Corp.	3,200	40,782
#*	Advantage Oil & Gas, Ltd.	49,377	70,710
	Aecon Group, Inc.	18,295	281,675
#*	Africa Oil Corp.	14,600	13,164
	AG Growth International, Inc.	1,400	57,260
	AGF Management, Ltd., Class B	17,587	68,227
#	Agnico Eagle Mines, Ltd.	8,524	445,208
#*	Aimia, Inc.	32,950	93,372
*	Air Canada	19,241	662,020
	AirBoss of America Corp.	3,978	26,192
*	Alacer Gold Corp.	84,338	335,486
	Alamos Gold, Inc., Class A	75,598	496,043
	Alamos Gold, Inc., Class A	18,797	123,117
#	Alaris Royalty Corp.	8,582	132,001
*	Alexco Resource Corp.	1,285	2,184
*	Alexco Resource Corp.	10,800	18,207
	Algoma Central Corp.	1,200	11,647
	Algonquin Power & Utilities Corp.	26,804	333,882
	Algonquin Power & Utilities Corp.	11,652	145,067
	Alimentation Couche-Tard, Inc., Class B	15,126	927,181
#*	Alio Gold, Inc.	6,570	5,326
#	AltaGas, Ltd.	47,228	723,199
	Altius Minerals Corp.	7,201	70,329
	Altus Group, Ltd.	1,916	48,648
#*	Americas Silver Corp.	7,847	21,404
*	Amerigo Resources, Ltd.	32,000	17,215
	Andrew Peller, Ltd., Class A	1,900	20,270
	ARC Resources, Ltd.	99,491	508,838
*	Argonaut Gold, Inc.	55,372	96,916
*	Aritzia, Inc.	14,550	201,636
*	Asanko Gold, Inc.	35,902	28,019
	Atco, Ltd., Class I	7,139	237,949
#*	Athabasca Oil Corp.	92,749	49,895
*	ATS Automation Tooling Systems, Inc.	2,080	33,332
#*	Aurora Cannabis, Inc.	6,246	38,996
#	AutoCanada, Inc.	4,621	31,652
*	B2Gold Corp.	176,791	563,942
	Badger Daylighting, Ltd.	4,456	160,913
#	Bank of Montreal	29,924	2,240,105
	Bank of Montreal	29,963	2,241,532

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Bank of Nova Scotia (The)	35,511	$1,895,821
#	Bank of Nova Scotia (The)	46,621	2,488,629
	Barrick Gold Corp.	1,734	28,182
	Barrick Gold Corp.	124,764	2,028,663
	Barrick Gold Corp.	5,632	93,474
*	Baytex Energy Corp.	106,368	161,993
*	Baytex Energy Corp.	2,602	3,955
	BCE, Inc.	3,215	145,271
#	BCE, Inc.	2,798	126,218
	Birchcliff Energy, Ltd.	78,147	155,726
*	Black Diamond Group, Ltd.	7,742	10,852
*	BlackBerry, Ltd.	52,933	386,229
#*	BlackBerry, Ltd.	17,367	126,779
	BMTC Group, Inc.	3,210	26,316
#*	BNK Petroleum, Inc.	27,500	4,792
#*	Bombardier, Inc., Class A	11,600	19,951
*	Bombardier, Inc., Class B	127,030	218,486
#	Bonavista Energy Corp.	84,553	34,595
#	Bonterra Energy Corp.	6,180	23,834
	Boralex, Inc., Class A	14,866	224,826
	Bridgemarq Real Estate Services	1,100	11,793
#	Brookfield Asset Management, Inc., Class A	10,554	517,146
	BRP, Inc.	3,068	108,070
#*	Calfrac Well Services, Ltd.	26,244	35,395
	Calian Group, Ltd.	1,100	28,021
	Cameco Corp.	12,558	115,323
#	Cameco Corp.	38,412	353,006
	Canaccord Genuity Group, Inc.	36,583	153,007
#*	Canacol Energy, Ltd.	16,100	61,360
#*	Canada Goose Holdings, Inc.	6,110	285,887
	Canadian Imperial Bank of Commerce	20,282	1,595,605
	Canadian Imperial Bank of Commerce	17,164	1,350,292
	Canadian National Railway Co.	9,800	927,577
#	Canadian National Railway Co.	15,691	1,484,525
	Canadian Natural Resources, Ltd.	15,385	389,696
	Canadian Natural Resources, Ltd.	136,764	3,457,394
	Canadian Pacific Railway, Ltd.	2,100	501,387
	Canadian Pacific Railway, Ltd.	2,847	679,266
#	Canadian Tire Corp., Ltd., Class A	5,068	553,379
	Canadian Utilities, Ltd., Class A	5,383	146,587
	Canadian Western Bank	27,023	631,246
*	Canfor Corp.	21,927	158,164
	Canfor Pulp Products, Inc.	11,391	79,663
#*	Canopy Growth Corp.	1,399	45,867
#*	Canopy Growth Corp.	543	17,724
#	CanWel Building Materials Group, Ltd.	20,500	71,450
	Capital Power Corp.	18,001	403,993
#*	Capstone Mining Corp.	94,575	39,412
#	Cardinal Energy, Ltd.	26,424	49,853
	Cascades, Inc.	23,294	213,384
	CCL Industries, Inc., Class B	6,450	322,549
*	Celestica, Inc.	19,328	137,036
	Cenovus Energy, Inc.	46,800	435,093
#	Cenovus Energy, Inc.	32,519	301,776
*	Centerra Gold, Inc.	67,103	535,888
	Cervus Equipment Corp.	2,500	21,007
#	CES Energy Solutions Corp.	71,198	102,497
*	CGI, Inc.	9,574	736,528
#	Chesswood Group, Ltd.	2,800	20,918

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	China Gold International Resources Corp., Ltd.	56,934	$64,708
	CI Financial Corp.	46,364	718,751
#	Cineplex, Inc.	24,265	435,733
#	Clearwater Seafoods, Inc.	5,177	20,790
	Cogeco Communications, Inc.	6,247	493,351
	Cogeco, Inc.	1,976	140,736
	Colliers International Group, Inc.	1,020	74,100
	Colliers International Group, Inc.	6,483	470,406
	Computer Modelling Group, Ltd.	15,890	78,980
#*	Conifex Timber, Inc.	2,800	1,740
#	Constellation Software, Inc.	1,366	1,299,646
*	Continental Gold, Inc.	28,998	85,030
#*	Copper Mountain Mining Corp.	51,894	31,062
	Corus Entertainment, Inc., Class B	39,715	152,565
	Crescent Point Energy Corp.	81,674	271,052
#	Crescent Point Energy Corp.	9,725	32,188
*	Crew Energy, Inc.	30,233	16,951
*	CRH Medical Corp.	23,056	62,016
#*	Cronos Group, Inc.	3,853	53,210
*	Delphi Energy Corp.	49,792	5,282
#*	Denison Mines Corp.	140,508	68,135
*	Descartes Systems Group, Inc. (The)	1,400	50,820
*	Detour Gold Corp.	42,600	650,717
#*	DHX Media, Ltd.	31,800	45,298
*	DIRTT Environmental Solutions	5,700	29,886
	Dollarama, Inc.	13,051	483,553
	Dorel Industries, Inc., Class B	8,016	56,667
	DREAM Unlimited Corp., Class A	18,547	117,623
*	Dundee Precious Metals, Inc.	41,531	140,346
	Echelon Financial Holdings, Inc.	1,200	5,660
	ECN Capital Corp.	99,265	355,753
	E-L Financial Corp., Ltd.	100	56,827
*	Eldorado Gold Corp.	36,906	282,990
#*	Eldorado Gold Corp.	1,449	11,154
	Element Fleet Management Corp.	115,952	882,072
#	Emera, Inc.	2,190	90,932
	Empire Co., Ltd., Class A	23,897	632,461
	Enbridge, Inc.	28,266	944,064
	Enbridge, Inc.	19,907	664,695
	Encana Corp.	107,727	492,191
	Encana Corp.	56,119	256,464
*	Endeavour Mining Corp.	10,881	203,308
*	Endeavour Silver Corp.	4,949	11,383
	Enerflex, Ltd.	27,441	345,352
#*	Energy Fuels, Inc.	5,893	10,716
#	Enerplus Corp.	42,400	281,103
#	Enerplus Corp.	48,910	323,784
	Enghouse Systems, Ltd.	7,732	202,468
	Ensign Energy Services, Inc.	37,617	118,283
*	Epsilon Energy, Ltd.	3,422	12,933
#	Equitable Group, Inc.	2,750	192,112
#*	Essential Energy Services Trust	19,400	4,777
	Evertz Technologies, Ltd.	4,600	66,571
#	Exchange Income Corp.	4,758	134,181
	Exco Technologies, Ltd.	6,801	42,976
#	Extendicare, Inc.	16,049	108,955
	Fairfax Financial Holdings, Ltd.	2,717	1,258,759
	Fiera Capital Corp.	3,653	31,028
	Finning International, Inc.	34,235	591,940

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Firm Capital Mortgage Investment Corp.	7,100	$74,454
	First Capital Realty, Inc.	10,224	169,264
#*	First Majestic Silver Corp.	4,200	39,620
*	First Mining Gold Corp.	44,500	9,104
	First National Financial Corp.	3,000	74,443
	First Quantum Minerals, Ltd.	51,080	470,627
	FirstService Corp.	4,525	474,537
	FirstService Corp.	1,700	178,398
#*	Fission Uranium Corp.	72,500	20,325
	Fortis, Inc.	9,342	368,215
	Fortis, Inc.	8,539	336,607
*	Fortuna Silver Mines, Inc.	46,259	174,199
*	Fortuna Silver Mines, Inc.	1,312	4,933
	Franco-Nevada Corp.	401	34,850
	Franco-Nevada Corp.	203	17,626
#	Freehold Royalties, Ltd.	19,920	123,010
	Frontera Energy Corp.	2,400	24,331
#*	GDI Integrated Facility Services, Inc.	2,600	56,519
*	Gear Energy, Ltd.	59,300	22,016
#	Genworth MI Canada, Inc.	10,049	370,879
	George Weston, Ltd.	9,816	776,325
	Gibson Energy, Inc.	24,059	416,904
	Gildan Activewear, Inc.	4,100	161,477
#	Gildan Activewear, Inc.	7,379	290,511
	GMP Capital, Inc.	11,400	23,494
#	goeasy, Ltd.	4,750	204,137
*	Golden Star Resources, Ltd.	10,349	36,854
*	GoldMining, Inc.	18,000	12,956
*	GoldMoney, Inc.	5,800	9,822
*	Gran Tierra Energy, Inc.	2,706	4,411
#*	Gran Tierra Energy, Inc.	126,076	204,427
#*	Great Panther Mining, Ltd.	10,515	8,525
	Great-West Lifeco, Inc.	14,218	312,197
	Guardian Capital Group, Ltd., Class A	5,128	98,690
#*	Guyana Goldfields, Inc.	26,400	22,403
*	Heroux-Devtek, Inc.	8,414	121,129
#	High Arctic Energy Services, Inc.	8,400	20,303
	High Liner Foods, Inc.	5,650	45,721
#*	Home Capital Group, Inc.	23,185	417,218
	Horizon North Logistics, Inc.	26,900	34,242
	Hudbay Minerals, Inc.	31,643	153,469
	Hudbay Minerals, Inc.	49,524	240,528
	Hudson's Bay Co.	26,087	194,101
	Husky Energy, Inc.	78,524	609,248
#	Hydro One, Ltd.	13,800	243,732
*	IA Financial Crop., Inc.	22,100	886,813
*	IAMGOLD Corp.	108,961	396,282
*	IAMGOLD Corp.	4,292	15,580
*	IBI Group, Inc.	1,900	7,371
	IGM Financial, Inc.	4,884	134,922
#*	Imperial Metals Corp.	7,560	14,320
	Imperial Oil, Ltd.	6,500	177,989
	Imperial Oil, Ltd.	12,507	342,567
*	Indigo Books & Music, Inc.	900	5,507
	Information Services Corp.	3,800	46,615
	Innergex Renewable Energy, Inc.	18,586	211,664
	Intact Financial Corp.	2,167	201,988
	Inter Pipeline, Ltd.	32,015	538,758
*	Interfor Corp.	21,569	195,621

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Intertape Polymer Group, Inc.	23,559	$324,521
	Invesque, Inc.	3,800	28,044
*	IPL Plastics, Inc.	5,200	31,914
*	Ivanhoe Mines, Ltd., Class A	97,547	305,989
	Jamieson Wellness, Inc.	3,573	55,823
#	Just Energy Group, Inc.	15,696	54,588
	Just Energy Group, Inc.	4,023	13,960
	K-Bro Linen, Inc.	1,451	43,372
*	Kelt Exploration, Ltd.	37,600	119,085
	Keyera Corp.	34,254	871,533
*	Kinaxis, Inc.	1,335	83,976
#	Kinder Morgan Canada, Ltd.	5,064	43,322
*	Kinross Gold Corp.	380,521	1,539,614
*	Kinross Gold Corp.	27,330	109,867
	Kirkland Lake Gold, Ltd.	24,117	997,352
*	Knight Therapeutics, Inc.	28,671	162,711
	KP Tissue, Inc.	1,300	8,038
	Labrador Iron Ore Royalty Corp.	5,109	121,783
#*	Largo Resources, Ltd.	40,433	56,982
	Lassonde Industries, Inc., Class A	459	64,339
#	Laurentian Bank of Canada	10,873	374,104
*	Leagold Mining Corp.	10,300	16,155
	Leon's Furniture, Ltd.	5,506	64,246
	Linamar Corp.	14,328	485,272
	Loblaw Cos., Ltd.	13,388	694,680
	Lucara Diamond Corp.	114,752	128,681
*	Lundin Gold, Inc.	10,600	62,806
	Lundin Mining Corp.	173,438	839,725
	Magellan Aerospace Corp.	4,737	58,683
	Magna International, Inc.	34,984	1,764,309
	Magna International, Inc.	26,058	1,313,844
*	Mainstreet Equity Corp.	500	23,110
*	Major Drilling Group International, Inc.	21,320	71,239
	Manulife Financial Corp.	1,200	21,731
	Manulife Financial Corp.	80,934	1,463,287
	Maple Leaf Foods, Inc.	9,400	220,435
*	Marathon Gold Corp.	14,000	13,260
	Martinrea International, Inc.	28,236	231,271
	Mediagrif Interactive Technologies, Inc.	2,100	10,167
#	Medical Facilities Corp.	14,050	132,324
*	MEG Energy Corp.	59,756	251,285
	Melcor Developments, Ltd.	1,100	11,085
	Methanex Corp.	1,735	68,293
	Methanex Corp.	10,248	402,849
	Metro, Inc.	10,743	420,195
	Morguard Corp.	700	97,596
	Morneau Shepell, Inc.	3,000	69,056
	Mountain Province Diamonds, Inc.	3,882	3,412
	MTY Food Group, Inc.	985	48,869
#	Mullen Group, Ltd.	21,781	166,518
#	National Bank of Canada	52,657	2,548,666
*	New Gold, Inc.	140,103	186,832
	NFI Group, Inc.	18,644	411,078
	Norbord, Inc.	3,712	86,034
#	Norbord, Inc.	9,497	219,951
	North American Construction Group, Ltd.	7,400	92,794
	North American Construction Group, Ltd.	5,792	72,400
	North West Co., Inc. (The)	10,709	245,127
	Northland Power, Inc.	18,164	345,719

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Nutrien, Ltd.	19,574	$1,072,847
*	NuVista Energy, Ltd.	52,211	107,603
#*	Obsidian Energy, Ltd.	9,800	10,693
*	Obsidian Energy, Ltd.	2,948	3,213
	OceanaGold Corp.	197,015	534,410
	Onex Corp.	6,820	412,001
	Open Text Corp.	5,600	238,842
	Open Text Corp.	12,999	554,147
	Osisko Gold Royalties, Ltd.	17,055	201,207
#	Osisko Gold Royalties, Ltd.	17,699	208,848
*	Osisko Mining, Inc.	9,905	25,592
#*	Painted Pony Energy, Ltd.	23,500	16,559
	Pan American Silver Corp.	39,313	597,162
#*	Paramount Resources, Ltd., Class A	14,976	90,097
*	Parex Resources, Inc.	58,874	1,006,363
	Park Lawn Corp.	800	16,724
	Parkland Fuel Corp.	24,374	796,523
	Pason Systems, Inc.	14,685	197,387
	Pembina Pipeline Corp.	371	13,464
#*	Pengrowth Energy Corp.	83,284	27,450
*	Pengrowth Energy Corp.	4,002	1,289
#	Peyto Exploration & Development Corp.	50,298	152,441
*	PHX Energy Services Corp.	8,838	17,009
	Pizza Pizza Royalty Corp.	7,900	57,703
*	Points International, Ltd.	1,000	11,934
*	Points International, Ltd.	1,715	20,494
	Polaris Infrastructure, Inc.	6,500	67,817
#*	PolyMet Mining Corp.	9,900	3,976
#	PrairieSky Royalty, Ltd.	6,046	80,992
*	Precision Drilling Corp.	37,964	65,296
*	Precision Drilling Corp.	19,847	33,938
*	Premier Gold Mines, Ltd.	56,650	95,289
	Premium Brands Holdings Corp.	9,754	709,859
#*	Pretium Resources, Inc.	12,757	138,286
*	Pulse Seismic, Inc.	4,200	7,399
	Quarterhill, Inc.	31,600	39,027
	Quebecor, Inc., Class B	22,012	498,681
*	Real Matters, Inc.	7,500	48,871
#	Recipe Unlimited Corp.	5,300	107,903
	Reitmans Canada, Ltd., Class A	12,000	25,004
	Restaurant Brands International, Inc.	1,328	97,874
	Richelieu Hardware, Ltd.	1,848	36,490
	Ritchie Bros Auctioneers, Inc.	1,000	36,104
	Ritchie Bros Auctioneers, Inc.	4,531	163,524
	Rocky Mountain Dealerships, Inc.	4,278	23,306
#	Rogers Communications, Inc., Class B	10,036	520,963
	Rogers Communications, Inc., Class B	4,076	211,504
	Rogers Sugar, Inc.	31,218	133,406
*	Roxgold, Inc.	101,700	83,222
	Royal Bank of Canada	23,869	1,884,852
	Royal Bank of Canada	62,571	4,937,478
	Russel Metals, Inc.	23,365	370,533
*	Sabina Gold & Silver Corp.	40,900	45,245
*	Sandstorm Gold, Ltd.	45,436	279,543
	Saputo, Inc.	9,280	280,270
#	Secure Energy Services, Inc.	40,209	213,871
*	SEMAFO, Inc.	83,058	332,912
*	Seven Generations Energy, Ltd., Class A	100,026	555,532
	Shaw Communications, Inc., Class B	2,518	49,356

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Shaw Communications, Inc., Class B	36,208	$708,953
	ShawCor, Ltd.	16,294	213,336
*	Shopify, Inc., Class A	752	239,046
#	Sienna Senior Living, Inc.	7,700	115,517
*	Sierra Wireless, Inc.	4,998	58,876
	Sleep Country Canada Holdings, Inc.	13,187	185,745
#	SNC-Lavalin Group, Inc.	10,079	159,456
*	Spin Master Corp.	4,550	129,281
#	Sprott, Inc.	14,599	42,919
	Stantec, Inc.	15,909	378,793
	Stella-Jones, Inc.	3,095	96,546
#*	Storm Resources, Ltd.	5,000	6,630
*	Stornoway Diamond Corp.	47,014	891
#	Stuart Olson, Inc.	5,900	15,557
	Sun Life Financial, Inc.	24,198	1,001,555
	Suncor Energy, Inc.	5,800	166,416
	Suncor Energy, Inc.	160,680	4,611,516
*	SunOpta, Inc.	3,392	9,664
#	Superior Plus Corp.	53,070	529,976
	Supremex, Inc.	3,700	7,009
#	Surge Energy, Inc.	70,035	66,862
*	Tamarack Valley Energy, Ltd.	68,150	111,535
*	Taseko Mines, Ltd.	33,379	15,427
	TC Energy Corp.	7,236	354,275
	Teck Resources, Ltd., Class B	58,533	1,197,447
	Teck Resources, Ltd., Class B	57,219	1,172,417
	TELUS Corp.	1,498	53,845
*	Teranga Gold Corp.	24,400	94,842
*	Tervita Corp.	759	3,841
	TFI International, Inc.	29,167	922,657
	Thomson Reuters Corp.	7,800	523,861
	Thomson Reuters Corp.	3,237	217,429
	Tidewater Midstream and Infrastructure, Ltd.	71,300	69,150
#	Timbercreek Financial Corp.	20,935	153,705
#*	TMAC Resources, Inc.	1,000	4,523
	TMX Group, Ltd.	6,195	460,095
#	TORC Oil & Gas, Ltd.	40,565	126,324
*	Torex Gold Resources, Inc.	28,014	360,841
	Toromont Industries, Ltd.	7,642	383,316
	Toronto-Dominion Bank (The)	17,358	1,014,676
#	Toronto-Dominion Bank (The)	53,477	3,125,196
	Total Energy Services, Inc.	13,840	72,986
	Tourmaline Oil Corp.	56,472	744,521
	TransAlta Corp.	59,192	362,830
	TransAlta Corp.	31,016	189,818
	TransAlta Renewables, Inc.	23,284	241,520
	Transcontinental, Inc., Class A	23,619	271,660
	TransGlobe Energy Corp.	16,500	25,629
#*	Trevali Mining Corp.	127,243	24,103
#*	Trican Well Service, Ltd.	69,115	50,797
	Tricon Capital Group, Inc.	22,747	172,180
*	Trisura Group, Ltd.	1,711	38,363
*	Turquoise Hill Resources, Ltd.	77,100	43,813
*	Turquoise Hill Resources, Ltd.	3,396	1,971
#	Uni-Select, Inc.	7,611	69,201
	Valener, Inc.	8,244	161,782
#	Vermilion Energy, Inc.	14,286	256,003
	Vermilion Energy, Inc.	30,353	544,533
	VersaBank	2,400	12,820

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Wajax Corp.	6,875	$79,179
	Waste Connections, Inc.	4,905	444,981
	Waste Connections, Inc.	400	36,281
*	Wesdome Gold Mines Ltd.	21,100	107,434
	West Fraser Timber Co., Ltd.	16,204	633,402
#	Western Forest Products, Inc.	128,611	138,375
#	Westshore Terminals Investment Corp.	16,246	256,283
	Wheaton Precious Metals Corp.	700	18,298
	Wheaton Precious Metals Corp.	25,288	660,523
	Whitecap Resources, Inc.	87,256	280,319
	Winpak, Ltd.	1,432	49,325
	WSP Global, Inc.	888	50,085
	Yamana Gold, Inc.	167,414	494,707
#	Yamana Gold, Inc.	14,406	42,498
*	Yangarra Resources, Ltd.	26,719	39,072
#*	Yellow Pages, Ltd.	5,429	32,826
TOTAL CANADA			125,732,717
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	63,250	24,649
DENMARK — (1.1%)
*	Agat Ejendomme A.S.	17,713	10,231
*	ALK-Abello A.S.	563	127,340
	Alm Brand A.S.	15,888	142,042
#	Ambu A.S., Class B	13,860	202,962
	AP Moller - Maersk A.S., Class A	41	43,890
	AP Moller - Maersk A.S., Class B	170	190,884
*	Bang & Olufsen A.S.	7,740	49,841
	BankNordik P/F	1,197	19,758
*	Bavarian Nordic A.S.	2,920	80,072
	Brodrene Hartmann A.S.	947	44,978
	Chr Hansen Holding A.S.	8,059	703,686
	Coloplast A.S., Class B	4,151	484,819
	Columbus A.S.	15,956	27,824
	D/S Norden A.S.	8,469	126,724
	Danske Bank A.S.	19,204	285,037
#*	Demant A.S.	14,187	417,980
	DFDS A.S.	8,218	302,683
	DSV A.S.	3,262	311,338
	FLSmidth & Co. A.S.	6,739	276,011
	GN Store Nord A.S.	32,830	1,557,302
	GronlandsBANKEN A.S.	85	7,124
*	H+H International A.S., Class B	5,954	85,210
	ISS A.S.	28,004	785,359
	Jeudan A.S.	324	48,917
*	Jyske Bank A.S.	11,978	381,735
	Matas A.S.	7,747	79,886
*	Nilfisk Holding A.S.	7,830	198,208
*	NKT A.S.	4,615	67,763
	NNIT A.S.	2,649	41,185
	Orsted A.S.	3,589	327,155
	Pandora A.S.	33,757	1,293,982
	Parken Sport & Entertainment A.S.	1,139	19,933
	Per Aarsleff Holding A.S.	6,469	213,156
	Ringkjoebing Landbobank A.S.	7,451	509,205
	Rockwool International A.S., Class A	710	155,950
	Rockwool International A.S., Class B	2,428	592,605
	RTX A.S.	497	11,781

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Schouw & Co., A.S.	3,284	$244,434
	SimCorp A.S.	5,449	491,132
	Solar A.S., Class B	1,580	72,461
	Spar Nord Bank A.S.	22,279	196,658
#	Sydbank A.S.	11,213	195,072
	Tivoli A.S.	256	26,082
	Topdanmark A.S.	10,767	551,873
*	TORM P.L.C.	6,179	50,912
	Tryg A.S.	12,901	393,754
#	United International Enterprises	387	73,107
	Vestas Wind Systems A.S.	11,924	978,501
*	Vestjysk Bank A.S.	107,651	65,690
TOTAL DENMARK			13,564,232
FINLAND — (1.4%)
*	Adapteo Oyj	9,188	107,465
#*	Afarak Group Oyj	11,381	10,767
#	Ahlstrom-Munksjo Oyj	3,900	64,221
	Aktia Bank Oyj	12,613	119,428
	Alma Media Oyj	6,819	48,369
	Asiakastieto Group Oyj	967	30,341
	Aspo Oyj	5,171	51,388
	Atria Oyj	2,128	17,938
*	BasWare Oyj	558	10,965
#	Bittium Oyj	4,676	36,153
	Cargotec Oyj, Class B	8,754	259,185
#	Caverion Oyj	2,736	18,170
#	Citycon Oyj	7,699	78,487
	Cramo Oyj	9,188	79,742
	Digia Oyj	3,511	12,711
	Elisa Oyj	14,518	681,940
	Finnair Oyj	14,000	98,648
	Fiskars Oyj Abp	6,191	90,538
	Fortum Oyj	49,291	1,130,717
*	F-Secure Oyj	7,922	23,191
#*	HKScan Oyj, Class A	10,963	19,279
#	Huhtamaki Oyj	31,301	1,189,015
	Ilkka-Yhtyma Oyj	2,909	11,737
	Kemira Oyj	32,835	484,280
	Kesko Oyj, Class A	2,339	131,675
	Kesko Oyj, Class B	11,960	724,270
	Kone Oyj, Class B	2,069	117,878
#	Konecranes Oyj	9,197	269,302
	Lassila & Tikanoja Oyj	12,008	182,651
#	Lehto Group Oyj	1,807	4,753
#	Metsa Board Oyj	47,755	238,217
	Metso Oyj	30,651	1,177,774
	Neste Oyj	50,616	1,675,202
#	Nokia Oyj	10,933	58,925
	Nokian Renkaat Oyj	9,949	285,224
	Nordea Bank Abp	83,521	535,809
	Nordea Bank Abp	1,405	9,040
	Oriola Oyj, Class B	38,503	86,810
#	Outokumpu Oyj	50,552	144,657
*	Outotec Oyj	5,885	36,734
	Ponsse Oyj	2,973	93,459
	Raisio Oyj, Class V	22,294	77,581
	Raute Oyj, Class A	401	9,682
	Revenio Group Oyj	4,498	101,356

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Sampo Oyj, Class A	21,786	$904,632
	Sanoma Oyj	25,923	256,618
*	SRV Group Oyj	3,102	5,290
#*	Stockmann Oyj Abp, Class B	5,241	11,661
	Stora Enso Oyj, Class R	62,459	719,303
	Teleste Oyj	1,197	7,669
	Tieto Oyj	11,128	283,866
	Tikkurila Oyj	12,676	196,983
	Tokmanni Group Corp.	20,394	184,403
	UPM-Kymmene Oyj	85,547	2,305,919
	Uponor Oyj	18,691	196,338
	Valmet Oyj	37,202	722,372
	Wartsila Oyj Abp	2,476	31,113
#	YIT Oyj	25,279	139,885
TOTAL FINLAND			16,601,726
FRANCE — (8.3%)
	ABC arbitrage	3,204	22,375
	Accor SA	5,060	225,753
	Actia Group	3,218	16,266
	Aeroports de Paris	2,014	346,226
	Air Liquide SA	16,150	2,229,286
	Airbus SE	21,168	2,992,327
	Akka Technologies	4,107	290,051
	AKWEL	3,913	76,903
	Albioma SA	8,257	219,200
#	Alstom SA	18,467	795,351
	Altamir	3,848	68,813
	Alten SA	8,111	1,003,407
	Altran Technologies SA	43,541	686,875
*	Amplitude Surgical SAS	1,826	2,909
	Amundi SA	1,740	119,720
	APRIL SA	3,809	91,377
	Arkema SA	21,109	1,899,927
	Assystem SA	1,877	79,739
	Atos SE	11,535	927,540
	Aubay	1,711	60,183
	AXA SA	59,260	1,492,655
	Axway Software SA	1,116	15,517
*	Baikowski SAS	395	7,264
	Bastide le Confort Medical	789	32,075
	Beneteau SA	9,994	104,136
	Bigben Interactive	3,072	41,199
	BNP Paribas SA	34,802	1,628,734
	Boiron SA	1,900	84,414
	Bollore SA	11,124	47,837
	Bonduelle SCA	4,816	142,485
#*	Bourbon Corp.	3,477	13,510
	Bouygues SA	43,174	1,545,591
	Bureau Veritas SA	32,581	811,828
	Burelle SA	30	28,141
	Capgemini SE	6,388	811,048
	Carrefour SA	63,897	1,227,868
#	Casino Guichard Perrachon SA	9,663	357,518
*	Cegedim SA	1,561	48,145
#*	CGG SA	161,860	355,061
#	Chargeurs SA	3,965	73,255
	Cie de Saint-Gobain	63,372	2,427,692
	Cie des Alpes	2,635	72,431

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Cie Generale des Etablissements Michelin SCA	24,889	$2,751,413
	Cie Plastic Omnium SA	15,525	409,577
	CNP Assurances	12,837	265,317
*	Coface SA	29,501	365,335
	Credit Agricole SA	36,437	433,745
	Danone SA	24,771	2,148,462
	Dassault Systemes SE	3,497	531,951
	Derichebourg SA	37,574	138,940
	Devoteam SA	1,357	162,340
	Edenred	24,983	1,253,686
	Eiffage SA	24,726	2,443,234
	Electricite de France SA	81,709	1,011,491
	Electricite de Strasbourg SA	112	12,941
	Elior Group SA	28,156	368,219
	Elis SA	53,902	997,411
	Engie SA	78,813	1,212,892
	Eramet	2,714	129,798
#*	Erytech Pharma SA	2,355	15,010
	EssilorLuxottica SA	8,962	1,213,153
	Esso SA Francaise	718	19,816
	Etablissements Maurel et Prom	7,575	24,429
	Euronext NV	11,989	925,507
#	Europcar Mobility Group	35,933	225,016
	Eutelsat Communications SA	68,501	1,309,510
	Exel Industries, Class A	266	13,537
	Faurecia SE	19,537	924,541
	Fleury Michon SA	175	6,870
*	Fnac Darty S.A.	4,763	334,099
*	Fnac Darty SA (BLRZL56)	903	64,236
	Gaztransport Et Technigaz SA	3,795	344,301
	Getlink SE	29,951	432,470
	GL Events	2,690	73,187
	Groupe Crit	826	55,522
	Groupe Gorge	802	12,769
	Groupe Open	976	16,962
	Guerbet	2,118	122,352
	Haulotte Group SA	2,041	15,848
	HERIGE SADCS	200	5,760
	Hermes International	787	552,808
*	HEXAOM	901	33,109
*	ID Logistics Group	417	78,061
#	Iliad SA	8,188	846,510
	Imerys SA	8,616	360,188
	Ingenico Group SA	8,340	790,199
	Interparfums SA	651	30,802
	Ipsen SA	2,355	269,442
	IPSOS	10,845	296,585
	Jacquet Metal Service SA	3,858	68,724
	JCDecaux SA	7,836	225,605
	Kaufman & Broad SA	7,894	324,144
	Kering SA	1,882	972,074
	Korian SA	14,424	569,323
	Lagardere SCA	28,664	647,674
*	Latecoere SACA	17,663	74,252
	Le Belier	1,008	30,573
	Lectra	6,791	139,170
	Legrand SA	17,950	1,264,424
	Linedata Services	1,500	47,615
	LISI	5,674	164,487

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	LNA Sante SA	1,351	$74,549
	LVMH Moet Hennessy Louis Vuitton SE	13,701	5,659,325
	Maisons du Monde SA	5,716	114,482
	Manitou BF SA	2,548	60,177
	Manutan International	278	22,405
	Mersen SA	4,927	176,335
*	METabolic EXplorer SA	7,040	11,734
	Metropole Television SA	10,154	176,148
	Natixis SA	68,754	275,725
	Neopost SA	11,230	225,640
	Nexans SA	6,931	234,343
	Nexity SA	13,786	661,913
*	Nicox	1,341	6,905
	NRJ Group	4,221	31,185
	Oeneo SA	7,914	90,794
*	OL Groupe SA	4,903	17,643
*	Onxeo SA	7,633	6,203
	Orange SA	105,595	1,565,180
	Orpea	4,038	504,498
	Peugeot SA	147,891	3,490,670
*	Pierre & Vacances SA	743	13,979
#	Plastivaloire	2,229	14,940
	PSB Industries SA	395	11,075
#	Rallye SA	5,260	24,664
#*	Recylex SA	3,158	13,459
	Renault SA	6,123	341,527
	Rexel SA	70,107	782,813
	Robertet SA	199	141,566
	Rothschild & Co.	5,200	162,836
	Rubis SCA	13,553	763,711
	Safran SA	5,719	821,025
	Samse SA	48	8,378
	Sartorius Stedim Biotech	2,020	321,916
	Savencia SA	1,061	78,262
	SCOR SE	21,815	896,475
	SEB SA	4,923	787,444
	Seche Environnement SA	1,053	40,672
	SES SA	82,028	1,354,729
#	Societe BIC SA	6,130	427,192
#	Societe Generale SA	42,616	1,043,865
	Societe Marseillaise du Tunnel Prado-Carenage SA	467	9,295
	Societe pour l'Informatique Industrielle	1,640	51,008
	Sodexo SA	7,943	911,875
*	SOITEC	3,223	334,427
#*	Solocal Group	94,864	78,559
	Somfy SA	2,083	188,266
	Sopra Steria Group	3,302	425,000
	SPIE SA	27,246	505,020
#*	SRP Groupe SA	2,351	3,048
	Stef SA	1,222	108,398
	STMicroelectronics NV	97,308	1,783,355
	STMicroelectronics NV	3,197	58,345
	Suez	37,066	543,319
	Sword Group	974	33,507
	Synergie SA	2,431	77,336
	Tarkett SA	11,085	185,425
*	Technicolor SA	73,458	62,184
	Teleperformance	9,363	1,961,427
	Television Francaise 1	14,992	150,204

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	TFF Group	380	$15,391
	Thermador Groupe	1,400	88,413
	Total Gabon	250	36,899
	Total SA	182,238	9,445,428
	TOTAL SA, Sponsored ADR	1,853	95,887
*	Touax SA	710	3,830
	Trigano SA	1,605	161,029
*	Ubisoft Entertainment SA	13,221	1,087,489
	Union Financiere de France BQE SA	1,264	25,547
	Valeo SA	30,669	955,721
#*	Vallourec SA	54,905	190,757
	Veolia Environnement SA	20,894	527,278
	Vetoquinol SA	532	35,180
	Vicat SA	5,467	245,285
	Vilmorin & Cie SA	1,927	105,586
	Vinci SA	31,612	3,251,728
*	Virbac SA	918	170,407
#	Vivendi SA	25,866	718,429
*	Worldline SA	4,837	345,646
TOTAL FRANCE			98,532,358
GERMANY — (6.9%)
	1&1 Drillisch AG	5,762	173,046
	7C Solarparken AG	9,042	30,553
	Aareal Bank AG	10,684	303,962
	Adidas AG	6,334	2,018,919
*	Adler Modemaerkte AG	1,392	4,681
	ADLER Real Estate AG	8,152	112,086
	ADO Properties SA	5,044	216,094
*	ADVA Optical Networking SE	14,838	114,863
	All for One Group AG	614	28,412
	Allgeier SE	901	23,384
	Allianz SE	16,284	3,778,034
	Amadeus Fire AG	1,150	156,222
	Aroundtown SA	67,018	534,651
	Atoss Software AG	243	34,952
	Aurubis AG	9,731	422,632
	Axel Springer SE	8,991	620,584
	BASF SE	84,915	5,637,018
	Basler AG	411	17,867
	Bauer AG	2,614	60,365
	Bayerische Motoren Werke AG	26,268	1,933,037
	BayWa AG	3,443	89,619
	Bechtle AG	5,456	604,365
	Beiersdorf AG	1,694	196,314
	Bertrandt AG	1,821	121,973
	Bijou Brigitte AG	834	36,739
	Bilfinger SE	8,032	235,816
	Borussia Dortmund GmbH & Co. KGaA	13,186	131,379
	Brenntag AG	27,483	1,342,311
	CANCOM SE	7,158	400,176
	Carl Zeiss Meditec AG	1,144	125,347
*	CECONOMY AG	33,172	212,570
	CENIT AG	209	2,633
	CENTROTEC Sustainable AG	2,688	35,716
	Cewe Stiftung & Co. KGAA	2,318	214,119
	comdirect bank AG	2,668	27,535
	Commerzbank AG	123,311	836,744
	CompuGroup Medical SE	4,659	359,460

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Continental AG	13,979	$1,916,583
#	Corestate Capital Holding SA	3,697	134,369
	Covestro AG	11,333	511,130
	CropEnergies AG	9,615	64,134
	CTS Eventim AG & Co. KGaA	11,889	592,859
	Daimler AG	79,755	4,121,449
*	Delticom AG	534	2,028
	Deutsche Bank AG	115,425	901,469
	Deutsche Beteiligungs AG	4,228	147,693
	Deutsche Boerse AG	11,183	1,552,451
	Deutsche EuroShop AG	3,175	85,902
	Deutsche Lufthansa AG	3,490	55,310
	Deutsche Pfandbriefbank AG	35,125	398,761
	Deutsche Post AG	21,476	698,540
	Deutsche Telekom AG	330,061	5,406,754
	Deutsche Wohnen SE	15,456	563,647
	Deutz AG	10,004	69,060
*	Dialog Semiconductor P.L.C.	17,913	801,832
	DIC Asset AG	8,141	91,781
	DMG Mori AG	4,388	204,771
	Dr Hoenle AG	981	61,504
	Draegerwerk AG & Co. KGaA	801	34,256
	Duerr AG	16,230	482,701
	E.ON SE	197,282	1,964,695
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,205	159,068
	EDAG Engineering Group AG	3,367	40,539
	Elmos Semiconductor AG	4,335	94,420
*	ElringKlinger AG	5,449	30,928
	Energiekontor AG	2,205	42,175
	Evonik Industries AG	27,076	770,492
	Ferratum Oyj	573	6,744
	Fielmann AG	4,381	304,848
	First Sensor AG	731	23,784
	FORTEC Elektronik AG	65	1,538
	Francotyp-Postalia Holding AG, Class A	2,956	11,333
	Fraport AG Frankfurt Airport Services Worldwide	7,592	634,031
	Freenet AG	45,068	879,350
	Fresenius Medical Care AG & Co. KGaA	28,159	1,950,315
	Fuchs Petrolub SE	4,496	157,902
	Gerresheimer AG	9,780	760,707
	Gesco AG	2,374	60,743
	GFT Technologies SE	5,152	39,849
	Grand City Properties SA	19,175	431,988
	GRENKE AG	544	46,693
*	H&R GmbH & Co. KGaA	3,109	21,930
	Hamburger Hafen und Logistik AG	10,573	266,536
	Hannover Rueck SE	2,333	363,799
	Hapag-Lloyd AG	6,086	255,608
	HeidelbergCement AG	11,499	830,428
*	Heidelberger Druckmaschinen AG	78,275	85,284
	Hella GmbH & Co KGaA	12,571	592,701
	Henkel AG & Co. KGaA	1,460	137,169
	Highlight Communications AG	1,578	7,410
	Hochtief AG	1,791	202,953
	Hornbach Baumarkt AG	2,192	40,460
	Hornbach Holding AG & Co. KGaA	2,702	145,323
	Hugo Boss AG	13,109	823,909
	Indus Holding AG	5,552	220,339
	Infineon Technologies AG	83,750	1,551,231

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Innogy SE	10,575	$444,327
	Isra Vision AG	1,475	63,888
	IVU Traffic Technologies AG	2,235	21,850
	Jenoptik AG	7,124	199,638
	K+S AG	53,489	863,248
	KION Group AG	18,471	984,539
	Kloeckner & Co. SE	12,707	62,360
	Koenig & Bauer AG	3,072	123,324
	KSB SE & Co. KGaA	11	3,617
	KWS Saat SE & Co., KGaA	1,695	117,920
	Lanxess AG	21,679	1,290,389
	LEG Immobilien AG	7,693	887,165
	Leifheit AG	993	21,454
*	Leoni AG	9,337	125,208
*	LPKF Laser & Electronics AG	1,872	14,527
*	Manz AG	577	14,185
	MasterFlex SE	948	6,188
	METRO AG	60,356	928,385
	MLP SE	16,050	79,796
	MTU Aero Engines AG	6,538	1,629,249
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,630	1,341,672
	Nemetschek SE	10,653	592,277
	Nexus AG	544	19,151
*	Nordex SE	10,527	123,235
	Norma Group SE	12,279	440,260
	OHB SE	1,146	42,035
	OSRAM Licht AG	14,114	531,252
	Paragon GmbH & Co. KGaA	295	5,675
	Patrizia AG	7,619	147,177
*	Petro Welt Technologies AG	1,302	5,400
	Pfeiffer Vacuum Technology AG	441	61,507
	PNE AG	20,038	63,672
	Progress-Werk Oberkirch AG	549	15,715
	ProSiebenSat.1 Media SE	42,290	546,265
	PSI Software AG	1,210	22,897
	Puma SE	2,592	180,576
	Puma SE	1,130	79,120
	QSC AG	38,579	58,472
*	R Stahl AG	287	8,493
	Rational AG	420	285,890
	RIB Software SE	652	14,033
*	Rocket Internet SE	19,642	552,646
	RTL Group SA	8,129	399,135
	RWE AG	54,820	1,481,173
	S&T AG	2,225	51,934
	SAF-Holland SA	15,350	158,168
	Salzgitter AG	9,848	212,587
	SAP SE, Sponsored ADR	2,290	281,739
	SAP SE	8,642	1,056,364
*	Schaltbau Holding AG	438	13,651
	Scout24 AG	7,183	397,272
	Secunet Security Networks AG	211	28,524
*	Senvion SA	3,421	1,187
*	SGL Carbon SE	6,998	47,055
*	Shop Apotheke Europe NV	411	16,114
	Siltronic AG	3,390	259,529
	Sixt Leasing SE	4,411	52,719
*	SMA Solar Technology AG	1,941	46,547
*	SMT Scharf AG	570	8,036

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Softing AG	978	$7,861
	Software AG	6,122	171,843
	Stabilus SA	6,518	297,044
	Stroeer SE & Co. KGaA	7,447	586,630
	Suedzucker AG	20,485	318,126
*	SUESS MicroTec SE	2,792	27,599
	Surteco Group SE	1,977	51,324
	Symrise AG	8,978	827,258
	TAG Immobilien AG	22,864	538,248
	Takkt AG	9,442	128,923
*	Talanx AG	9,232	387,399
	Technotrans SE	2,825	60,360
*	Tele Columbus AG	4,512	10,009
	Telefonica Deutschland Holding AG	97,109	244,482
	Thyssenkrupp AG	19,380	248,016
	TLG Immobilien AG	16,652	488,764
	TUI AG	17,393	172,319
	Uniper SE	19,038	586,547
	United Internet AG	32,890	975,580
	VERBIO Vereinigte BioEnergie AG	6,536	52,004
	Volkswagen AG	3,803	648,391
	Vonovia SE	21,306	1,040,251
	Vossloh AG	2,156	84,507
	Wacker Chemie AG	4,737	349,993
	Wacker Neuson SE	7,576	151,796
	Washtec AG	2,225	117,722
	Wirecard AG	5,377	892,638
	Wuestenrot & Wuerttembergische AG	5,572	110,862
	XING SE	503	192,649
*	Zalando SE	1,838	84,082
TOTAL GERMANY			81,434,022
HONG KONG — (2.9%)
	Aeon Credit Service Asia Co., Ltd.	22,000	18,922
#	Agritrade Resources, Ltd.	790,000	113,090
	AIA Group, Ltd.	309,200	3,170,766
	Allied Properties HK, Ltd.	342,000	75,816
	Alltronics Holdings, Ltd.	43,200	2,754
	APAC Resources, Ltd.	20,000	2,556
#*	Applied Development Holdings, Ltd.	235,000	9,748
	Asia Financial Holdings, Ltd.	40,000	21,801
	Asia Satellite Telecommunications Holdings, Ltd.	3,000	3,685
	Asia Standard International Group, Ltd.	156,000	30,572
	Asiasec Properties, Ltd.	62,000	13,027
	ASM Pacific Technology, Ltd.	88,900	1,038,572
	Bank of East Asia, Ltd. (The)	95,253	275,284
	BOC Aviation, Ltd.	60,000	516,922
	BOC Hong Kong Holdings, Ltd.	168,000	640,146
*	Bonjour Holdings, Ltd.	234,000	4,473
	Bright Smart Securities & Commodities Group, Ltd.	132,000	23,521
*	Brightoil Petroleum Holdings, Ltd.	444,000	63,808
*	Burwill Holdings, Ltd.	1,052,000	12,639
	Cafe de Coral Holdings, Ltd.	124,000	412,324
#	Camsing International Holding, Ltd.	28,000	4,149
	Cathay Pacific Airways, Ltd.	144,000	203,091
	Century City International Holdings, Ltd.	420,000	34,967
	CGN Mining Co., Ltd.	245,000	10,264
	Chevalier International Holdings, Ltd.	12,000	17,153
*	China Best Group Holding, Ltd.	290,000	6,670

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	China Display Optoelectronics Technology Holdings, Ltd.	176,000	$12,050
*	China Energy Development Holdings, Ltd.	1,680,000	46,387
	China Motor Bus Co., Ltd.	1,400	22,394
	China New Higher Education Group, Ltd.	53,000	20,442
	China Star Entertainment, Ltd.	180,000	19,883
#*	China Strategic Holdings, Ltd.	2,830,000	20,764
	Chinese Estates Holdings, Ltd.	121,000	109,652
	Chong Hing Bank, Ltd.	9,000	15,565
	Chow Sang Sang Holdings International, Ltd.	104,000	141,771
	Chow Tai Fook Jewellery Group, Ltd.	151,000	143,981
	Chuang's China Investments, Ltd.	190,000	11,848
	Chuang's Consortium International, Ltd.	200,000	42,750
	CITIC Telecom International Holdings, Ltd.	571,000	235,648
	CK Asset Holdings, Ltd.	111,808	840,699
	CK Infrastructure Holdings, Ltd.	28,000	217,085
	CK Life Sciences Intl Holdings, Inc.	852,000	42,673
	CLP Holdings, Ltd.	37,000	402,288
	CNQC International Holdings, Ltd.	147,500	26,337
	CNT Group, Ltd.	128,000	6,236
*	Common Splendor International Health Industry Group, Ltd.	124,000	9,166
#	Convenience Retail Asia, Ltd.	54,000	27,799
#*	Convoy Global Holdings, Ltd.	576,000	2,303
#*	Cosmopolitan International Holdings, Ltd.	60,000	11,256
#	Cowell e Holdings, Inc.	141,000	24,331
	Crocodile Garments	111,000	9,902
	Cross-Harbour Holdings, Ltd. (The)	37,939	54,737
	CSI Properties, Ltd.	1,190,000	52,983
*	CST Group, Ltd.	4,280,000	13,583
	Dah Sing Banking Group, Ltd.	131,328	228,365
	Dah Sing Financial Holdings, Ltd.	34,120	152,987
	Dickson Concepts International, Ltd.	21,500	13,027
	Eagle Nice International Holdings, Ltd.	74,000	22,967
	Emperor Capital Group, Ltd.	888,000	30,991
	Emperor Watch & Jewellery, Ltd.	810,000	19,898
*	ENM Holdings, Ltd.	156,000	15,053
#*	Esprit Holdings, Ltd.	499,500	82,665
*	Eternity Investment, Ltd.	710,000	14,973
	Fairwood Holdings, Ltd.	16,500	54,401
	Far East Consortium International, Ltd.	384,829	182,615
*	Far East Holdings International, Ltd.	147,000	5,811
#*	FIH Mobile, Ltd.	830,000	116,456
	First Pacific Co., Ltd.	752,000	313,529
*	First Shanghai Investments, Ltd.	128,000	7,116
	Fountain SET Holdings, Ltd.	164,000	24,720
*	Freeman Fintech Corp, Ltd.	312,000	8,169
	Future Bright Holdings, Ltd.	48,000	2,404
	Get Nice Financial Group, Ltd.	101,500	11,734
	Get Nice Holdings, Ltd.	1,580,000	53,347
	Giordano International, Ltd.	382,000	131,259
#	Global Brands Group Holding, Ltd.	143,200	11,302
#*	Gold-Finance Holdings, Ltd.	38,000	350
*	Good Resources Holdings, Ltd.	410,000	5,748
*	Goodbaby International Holdings, Ltd.	231,000	47,407
	Great Eagle Holdings, Ltd.	43,597	176,716
*	Greenheart Group, Ltd.	70,400	2,697
*	G-Resources Group, Ltd.	6,825,600	48,540
#	Guotai Junan International Holdings, Ltd.	974,000	153,869
	Haitong International Securities Group, Ltd.	731,956	214,421
	Hang Lung Group, Ltd.	116,000	297,959

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hang Lung Properties, Ltd.	132,000	$310,401
	Hang Seng Bank, Ltd.	54,400	1,292,968
	Hanison Construction Holdings, Ltd.	26,565	4,502
*	Hao Tian Development Group, Ltd.	245,000	7,814
	Henderson Land Development Co., Ltd.	94,249	487,470
	HK Electric Investments & HK Electric Investments, Ltd.	102,000	103,401
	HKBN, Ltd.	110,500	199,490
	HKT Trust & HKT, Ltd.	580,000	926,512
	Hon Kwok Land Investment Co., Ltd.	38,000	18,946
	Hong Kong & China Gas Co., Ltd.	170,179	375,772
	Hong Kong Exchanges & Clearing, Ltd.	40,148	1,352,275
	Hong Kong Ferry Holdings Co., Ltd.	22,000	23,243
*	Hong Kong Finance Investment Holding Group, Ltd.	216,000	24,242
*	Hong Kong Television Network, Ltd.	68,000	39,201
	Hongkong & Shanghai Hotels, Ltd. (The)	118,000	153,789
	Hongkong Chinese, Ltd.	136,000	17,452
	Honma Golf, Ltd.	25,000	22,256
*	Huan Yue Interactive Holdings, Ltd.	95,000	7,034
	Hung Hing Printing Group, Ltd.	86,000	12,478
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	256,000	55,421
	Hysan Development Co., Ltd.	36,000	171,505
#*	I-CABLE Communications, Ltd.	63,112	771
	IGG, Inc.	161,000	152,965
*	Imagi International Holdings, Ltd.	31,500	7,992
	International Housewares Retail Co., Ltd.	59,000	16,163
	IT, Ltd.	176,000	64,266
	ITC Properties Group, Ltd.	117,143	23,648
#	Jacobson Pharma Corp., Ltd.	72,000	13,645
	Johnson Electric Holdings, Ltd.	100,875	181,306
	Kader Holdings Co., Ltd.	102,000	11,699
	Karrie International Holdings, Ltd.	110,000	15,989
	Kerry Logistics Network, Ltd.	122,500	210,034
	Kerry Properties, Ltd.	102,500	384,888
	Kingmaker Footwear Holdings, Ltd.	42,000	6,659
	Kingston Financial Group, Ltd.	644,000	119,421
	Kowloon Development Co., Ltd.	101,000	126,909
	Kwoon Chung Bus Holdings, Ltd.	22,000	11,926
	Lai Sun Development Co., Ltd.	55,120	77,735
	Landsea Green Group Co., Ltd.	264,000	30,934
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	92,000	33,186
#*	Lerthai Group, Ltd.	20,000	18,378
	Li & Fung, Ltd.	1,696,000	236,382
	Lifestyle International Holdings, Ltd.	104,000	142,109
	Liu Chong Hing Investment, Ltd.	46,000	69,753
	L'Occitane International SA	108,500	225,365
	Luk Fook Holdings International, Ltd.	97,000	292,604
	Lung Kee Bermuda Holdings	24,000	8,126
	Magnificent Hotel Investment, Ltd.	102,000	2,310
#	Man Wah Holdings, Ltd.	494,400	238,355
#	Mason Group Holdings, Ltd.	3,999,598	60,599
	Master Glory Group, Ltd.	163,500	5,430
#	Microport Scientific Corp.	31,000	25,990
	Midland Holdings, Ltd.	65,125	11,084
	Ming Fai International Holdings, Ltd.	64,000	7,926
	Miramar Hotel & Investment	40,000	84,223
	Modern Dental Group, Ltd.	72,000	11,621
*	Mongolian Mining Corp.	1,123,000	14,154
	MTR Corp., Ltd.	18,420	120,881

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Nameson Holdings, Ltd.	206,000	$12,723
*	New Times Energy Corp., Ltd.	280,000	2,662
	New World Development Co., Ltd.	884,083	1,244,780
*	NewOcean Energy Holdings, Ltd.	238,000	50,326
#	OP Financial, Ltd.	108,000	27,003
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	275,000	7,874
	Oriental Watch Holdings	118,000	34,837
	Oshidori International Holdings, Ltd.	984,000	121,289
	Pacific Basin Shipping, Ltd.	1,279,000	262,573
	Pacific Textiles Holdings, Ltd.	300,000	236,624
	Paliburg Holdings, Ltd.	58,000	22,231
	PC Partner Group, Ltd.	60,000	14,173
#	PCCW, Ltd.	1,150,000	655,849
	Perfect Shape Medical, Ltd.	88,000	41,833
	Pico Far East Holdings, Ltd.	162,000	50,046
	Playmates Holdings, Ltd.	140,000	21,046
*	Playmates Toys, Ltd.	212,000	19,947
	Polytec Asset Holdings, Ltd.	263,500	33,906
	Power Assets Holdings, Ltd.	29,000	207,271
#	Prada SpA	65,000	199,534
	Public Financial Holdings, Ltd.	104,000	43,234
*	PYI Corp., Ltd.	568,000	7,668
	Rare Earth Magnesium Technology Group Holdings, Ltd.	350,000	12,884
*	Realord Group Holdings, Ltd.	30,000	17,013
	Regal Hotels International Holdings, Ltd.	76,000	46,083
*	Regent Pacific Group, Ltd.	410,000	11,779
	Regina Miracle International Holdings, Ltd.	87,000	65,312
#	Sa Sa International Holdings, Ltd.	369,700	103,578
	Samsonite International SA	381,000	746,032
	SAS Dragon Holdings, Ltd.	64,000	18,941
	SEA Holdings, Ltd.	47,706	56,212
	Shangri-La Asia, Ltd.	144,000	175,200
	Shenwan Hongyuan HK, Ltd.	67,500	11,982
	Shun Ho Property Investments, Ltd.	1,683	600
	Shun Tak Holdings, Ltd.	314,000	115,937
	Singamas Container Holdings, Ltd.	386,000	51,025
	Sino Land Co., Ltd.	246,188	398,671
	SITC International Holdings Co., Ltd.	364,000	401,216
	Sitoy Group Holdings, Ltd.	46,000	7,166
	SmarTone Telecommunications Holdings, Ltd.	151,500	139,228
*	SOCAM Development, Ltd.	22,875	6,024
	Soundwill Holdings, Ltd.	25,500	35,333
*	South Shore Holdings, Ltd.	110,000	3,021
	Stella International Holdings, Ltd.	99,000	159,612
	Sun Hung Kai & Co., Ltd.	139,000	63,791
	Sun Hung Kai Properties, Ltd.	45,196	728,349
	SUNeVision Holdings, Ltd.	106,000	78,203
	Swire Pacific, Ltd., Class A	58,000	661,088
	Swire Pacific, Ltd., Class B	112,500	200,325
	Swire Properties, Ltd.	51,200	184,878
*	Synergy Group Holdings International, Ltd.	136,000	13,451
	TAI Cheung Holdings, Ltd.	41,000	39,737
	Tao Heung Holdings, Ltd.	46,000	8,523
	Techtronic Industries Co., Ltd.	109,000	810,594
	Television Broadcasts, Ltd.	56,200	90,292
	Texwinca Holdings, Ltd.	224,000	66,240
	TK Group Holdings, Ltd.	54,000	23,580
*	TOM Group, Ltd.	124,000	25,884
#	Town Health International Medical Group, Ltd.	210,998	13,949

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Tradelink Electronic Commerce, Ltd.	164,000	$26,121
	Transport International Holdings, Ltd.	54,000	155,112
*	Trinity, Ltd.	32,000	1,199
	Tsui Wah Holdings, Ltd.	168,000	12,834
	United Laboratories International Holdings, Ltd. (The)	150,000	82,156
*	Value Convergence Holdings, Ltd.	192,000	15,850
	Value Partners Group, Ltd.	91,000	54,249
	Vantage International Holdings, Ltd.	100,000	8,784
	Vedan International Holdings, Ltd.	124,000	12,271
	Victory City International Holdings, Ltd.	198,066	12,365
	Vitasoy International Holdings, Ltd.	98,000	461,347
#	VPower Group International Holdings, Ltd.	101,000	33,511
#	VSTECS Holdings, Ltd.	196,000	107,196
	VTech Holdings, Ltd.	59,200	519,203
	Wai Kee Holdings, Ltd.	56,000	36,980
	Wang On Group, Ltd.	3,440,000	45,573
	WH Group, Ltd.	1,218,500	1,186,051
	Wharf Holdings, Ltd. (The)	106,000	257,737
	Wharf Real Estate Investment Co., Ltd.	28,000	176,633
	Wheelock & Co., Ltd.	53,000	333,520
	Win Hanverky Holdings, Ltd.	108,000	12,542
	Winfull Group Holdings, Ltd.	496,000	6,029
	Wing On Co. International, Ltd.	9,000	27,882
	Wing Tai Properties, Ltd.	62,000	41,875
*	Wonderful Sky Financial Group Holdings, Ltd.	46,000	6,306
	Xinyi Glass Holdings, Ltd.	514,000	518,131
	YT Realty Group, Ltd.	38,309	11,259
	Yue Yuen Industrial Holdings, Ltd.	187,000	523,962
TOTAL HONG KONG			34,030,167
IRELAND — (0.8%)
	AIB Group P.L.C.	52,112	178,491
	Bank of Ireland Group P.L.C.	135,930	599,815
*	Cairn Homes P.L.C	36,483	43,318
#	CRH P.L.C., Sponsored ADR	80,620	2,689,483
	Datalex P.L.C.	13,426	13,614
	FBD Holdings P.L.C.	5,285	55,479
	Glanbia P.L.C.	56,423	734,482
*	IFG Group P.L.C.	4,791	11,052
	Irish Continental Group P.L.C.	65,808	301,486
	Kerry Group P.L.C., Class A	8,328	969,007
	Kingspan Group P.L.C.	36,564	1,788,357
*	Permanent TSB Group Holdings P.L.C.	13,273	16,724
	Smurfit Kappa Group P.L.C.	63,274	1,990,707
TOTAL IRELAND			9,392,015
ISRAEL — (0.9%)
	Adgar Investment and Development, Ltd.	6,846	13,168
*	ADO Group, Ltd.	2,397	36,801
	Afcon Holdings, Ltd.	286	14,496
*	AFI Properties, Ltd.	2,148	65,814
	Africa Israel Residences, Ltd.	740	16,567
*	Airport City, Ltd.	11,254	206,387
*	Allot, Ltd.	3,159	22,796
	Alony Hetz Properties & Investments, Ltd.	19,674	267,636
	Alrov Properties and Lodgings, Ltd.	1,668	62,740
	Amot Investments, Ltd.	16,980	119,721
	Arad, Ltd.	1,741	24,707

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Arko Holdings, Ltd.	52,460	$22,527
	Ashtrom Group, Ltd.	4,557	38,740
	Ashtrom Properties, Ltd.	9,439	51,388
*	Avgol Industries 1953, Ltd.	23,344	23,439
*	Azorim-Investment Development & Construction Co., Ltd.	22,077	36,954
	Azrieli Group, Ltd.	3,059	214,545
	Bank Hapoalim BM	122,162	923,856
	Bank Leumi Le-Israel BM	200,103	1,455,652
	Bayside Land Corp.	149	80,116
	Bezeq The Israeli Telecommunication Corp., Ltd.	81,788	55,644
*	Big Shopping Centers, Ltd.	833	65,161
	Blue Square Real Estate, Ltd.	814	36,542
*	Brack Capital Properties NV	439	42,904
	Carasso Motors, Ltd.	2,219	8,969
*	Castro Model, Ltd.	354	5,589
*	Cellcom Israel, Ltd.	11,947	34,200
*	Cellcom Israel, Ltd.	3,337	9,577
#*	Ceragon Networks, Ltd.	7,505	22,815
*	Clal Insurance Enterprises Holdings, Ltd.	9,258	149,672
	Danel Adir Yeoshua, Ltd.	247	17,370
	Delek Automotive Systems, Ltd.	9,595	40,805
	Delek Group, Ltd.	619	94,399
	Delta-Galil Industries, Ltd.	3,106	90,463
	Direct Insurance Financial Investments, Ltd.	3,306	37,642
	Dor Alon Energy in Israel 1988, Ltd.	967	15,827
*	El Al Israel Airlines	62,551	15,898
	Electra, Ltd.	371	105,223
*	Energix-Renewable Energies, Ltd.	10,003	19,865
*	Equital, Ltd.	5,972	195,084
*	First International Bank Of Israel, Ltd.	10,866	280,085
	FMS Enterprises Migun, Ltd.	330	9,388
	Formula Systems 1985, Ltd.	2,261	127,978
	Fox Wizel, Ltd.	2,984	89,392
	Gilat Satellite Networks, Ltd.	2,199	18,472
	Hamlet Israel-Canada, Ltd.	477	9,713
	Harel Insurance Investments & Financial Services, Ltd.	34,538	269,680
	Hilan, Ltd.	2,773	96,362
	IDI Insurance Co., Ltd.	1,400	50,284
	IES Holdings, Ltd.	544	36,349
*	Industrial Buildings Corp., Ltd.	30,451	65,434
	Inrom Construction Industries, Ltd.	7,714	30,356
	Israel Chemicals, Ltd.	54,893	295,433
	Israel Discount Bank, Ltd., Class A	115,533	498,644
	Israel Land Development - Urban Renewal, Ltd.	1,404	14,122
	Isras Investment Co., Ltd.	211	35,288
	Kenon Holdings, Ltd.	2,757	57,982
	Kerur Holdings, Ltd.	968	25,893
	Klil Industries, Ltd.	213	20,170
	Maabarot Products, Ltd.	805	9,680
	Magic Software Enterprises, Ltd.	1,344	12,250
	Malam - Team, Ltd.	164	20,428
	Matrix IT, Ltd.	6,841	107,457
	Maytronics, Ltd.	8,431	59,761
	Mega Or Holdings, Ltd.	3,782	74,371
	Meitav Dash Investments, Ltd.	7,248	27,196
	Melisron, Ltd.	1,602	84,148
	Menora Mivtachim Holdings, Ltd.	7,969	127,358
	Migdal Insurance & Financial Holding, Ltd.	104,926	127,855
	Mivtach Shamir Holdings, Ltd.	1,225	24,746

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Mizrahi Tefahot Bank, Ltd.	11,306	$271,281
	Municipal Bank, Ltd.	87	18,055
	Naphtha Israel Petroleum Corp., Ltd.	12,979	85,387
	Neto ME Holdings, Ltd.	380	33,977
*	Nice, Ltd.	653	99,582
#*	Nice, Ltd., Sponsored ADR	2,458	375,386
*	Nova Measuring Instruments, Ltd.	4,633	135,633
#*	Oil Refineries, Ltd.	527,463	283,020
	One Software Technologies, Ltd.	286	17,694
	OPC Energy, Ltd.	3,473	27,480
	Palram Industries 1990, Ltd.	1,581	6,850
*	Partner Communications Co., Ltd.	34,075	139,046
*	Partner Communications Co., Ltd., ADR	1,321	5,390
	Paz Oil Co., Ltd.	3,228	457,168
	Phoenix Holdings, Ltd. (The)	33,483	208,752
	Plasson Industries, Ltd.	383	15,462
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,201	63,380
#	Scope Metals Group, Ltd.	1,610	39,145
	Shapir Engineering and Industry, Ltd.	29,722	112,959
	Shikun & Binui, Ltd.	61,820	212,576
	Shufersal, Ltd.	27,713	203,842
	Strauss Group, Ltd.	5,149	155,362
	Summit Real Estate Holdings, Ltd.	6,014	59,529
#*	Suny Cellular Communication, Ltd.	24,074	13,010
	Tadiran Holdings, Ltd.	495	18,280
*	Tower Semiconductor, Ltd.	14,875	292,591
*	Tower Semiconductor, Ltd.	5,566	109,178
*	Union Bank of Israel	2,641	12,549
	YH Dimri Construction & Development, Ltd.	1,190	26,118
TOTAL ISRAEL			10,966,656
ITALY — (2.9%)
	A2A SpA	396,285	692,699
	ACEA SpA	15,647	294,218
*	Aeffe SpA	5,749	11,027
	Amplifon SpA	15,680	386,470
	Anima Holding SpA	45,597	167,620
#	Aquafil SpA	2,441	21,302
*	Arnoldo Mondadori Editore SpA	26,239	42,742
	Ascopiave SpA	8,110	36,857
	Assicurazioni Generali SpA	50,645	944,545
	Atlantia SpA	18,903	486,086
	Autogrill SpA	25,173	266,068
	Avio SpA	2,121	28,454
#	Azimut Holding SpA	32,545	609,969
	B&C Speakers SpA	646	8,505
#*	Banca Carige SpA	40,876	50
	Banca Farmafactoring SpA	14,238	76,953
	Banca Generali SpA	8,183	238,247
	Banca IFIS SpA	5,863	82,832
	Banca Mediolanum SpA	12,742	91,171
#*	Banca Monte dei Paschi di Siena SpA	18,901	27,341
	Banca Popolare di Sondrio SCPA	117,655	244,502
	Banca Profilo SpA	37,962	6,493
#	Banca Sistema SpA	9,819	13,548
#*	Banco BPM SpA	453,063	844,653
	Banco di Desio e della Brianza SpA	6,714	14,659
	BasicNet SpA	5,935	29,756
	BE	12,564	13,890

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	BF SpA	5,355	$15,086
#	Biesse SpA	2,053	25,561
#	BPER Banca	115,136	428,384
	Brunello Cucinelli SpA	5,789	183,345
	Buzzi Unicem SpA	15,525	315,513
	Cairo Communication SpA	17,083	48,943
	Cementir Holding SpA	7,248	50,903
	Cerved Group SpA	24,908	196,270
	CIR-Compagnie Industriali Riunite SpA	85,893	94,922
	CNH Industrial NV	52,290	529,462
	Credito Emiliano SpA	25,960	130,011
#*	Credito Valtellinese SpA	2,067,500	122,300
#*	d'Amico International Shipping SA	34,823	3,717
	Danieli & C Officine Meccaniche SpA	3,400	59,267
	Datalogic SpA	776	13,645
	De' Longhi SpA	9,038	181,719
	DeA Capital SpA	29,586	42,449
	DiaSorin SpA	3,572	414,254
	doValue SpA	814	10,176
	El.En. SpA	405	7,908
#*	Elica SpA	4,248	10,124
	Emak SpA	12,990	14,099
	Enav SpA	18,390	101,149
	Enel SpA	507,792	3,473,614
	Eni SpA	251,305	3,925,710
	Eni SpA, Sponsored ADR	3,109	97,343
	ERG SpA	9,634	186,299
	Esprinet SpA	9,762	32,791
#*	Exprivia SpA	6,596	7,044
	Falck Renewables SpA	29,454	136,077
	Ferrari NV	5,231	842,342
#	Ferrari NV	1,916	308,629
	Fiat Chrysler Automobiles NV	108,658	1,455,630
	Fiat Chrysler Automobiles NV	83,504	1,101,418
	Fiera Milano SpA	3,369	14,649
	FinecoBank Banca Fineco SpA	73,492	731,097
	FNM SpA	35,502	19,974
	Freni Brembo SpA	28,667	293,222
*	GEDI Gruppo Editoriale SpA	13,362	4,212
	Geox SpA	10,145	14,248
	Gruppo MutuiOnline SpA	3,454	58,878
	Hera SpA	161,633	601,826
#	IMA Industria Macchine Automatiche SpA	2,404	188,746
*	IMMSI SpA	64,785	44,428
	Infrastrutture Wireless Italiane SpA	13,961	141,231
*	Intek Group SpA	60,280	20,762
	Interpump Group SpA	8,248	231,845
	Intesa Sanpaolo SpA	426,176	924,336
	Iren SpA	119,253	312,027
	Italgas SpA	85,312	539,067
	Italmobiliare SpA	3,339	74,518
	IVS Group SA	645	7,206
#	La Doria SpA	1,769	15,701
#	Maire Tecnimont SpA	33,875	81,526
	MARR SpA	5,647	121,728
	Massimo Zanetti Beverage Group SpA	3,336	21,108
#*	Mediaset SpA	130,980	383,627
	Mediobanca Banca di Credito Finanziario SpA	110,468	1,106,451
#	Moncler SpA	20,825	855,079

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Openjobmetis SpA agenzia per il lavoro	850	$6,495
#*	OVS SpA	65,769	115,721
	Piaggio & C SpA	71,436	214,559
#	Prima Industrie SpA	595	9,957
	Prysmian SpA	5,690	117,138
	RAI Way SpA	18,777	111,440
	Recordati SpA	8,772	392,852
#	Reno de Medici SpA	51,419	39,082
	Reply SpA	2,544	170,206
	Retelit SpA	14,038	23,318
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	25,832
	Sabaf SpA	1,265	20,499
#	SAES Getters SpA	395	9,328
*	Safilo Group SpA	7,495	7,270
*	Saipem SpA	37,845	187,050
#*	Salini Impregilo SpA	11,659	22,291
	Salvatore Ferragamo SpA	5,986	125,540
	Saras SpA	209,638	345,074
	Servizi Italia SpA	2,903	10,269
	Sesa SpA	1,124	44,278
	Snam SpA	86,406	424,233
	Societa Cattolica di Assicurazioni SC	46,906	398,043
	Societa Iniziative Autostradali e Servizi SpA	7,887	149,601
*	Sogefi SpA	12,614	16,808
#	SOL SpA	5,393	64,392
	Tamburi Investment Partners SpA	3,882	24,458
	Technogym SpA	17,901	192,289
*	Telecom Italia SpA	595,484	334,797
	Tenaris SA	6,644	83,243
	Terna Rete Elettrica Nazionale SpA	111,736	680,458
*	Tinexta S.p.A.	3,393	46,353
#*	Tiscali SpA	259,219	3,887
#	Tod's SpA	1,485	73,943
*	TREVI - Finanziaria Industriale SpA	7,195	1,969
	UniCredit SpA	121,490	1,430,488
	Unieuro SpA	2,496	34,262
#	Unione di Banche Italiane SpA	290,836	746,686
	Unipol Gruppo SpA	121,335	622,409
	UnipolSai Assicurazioni SpA	147,207	383,772
	Zignago Vetro SpA	4,955	56,019
TOTAL ITALY			34,820,562
JAPAN — (22.5%)
	77 Bank, Ltd. (The)	14,100	201,017
	A&A Material Corp.	1,500	14,062
	A&D Co., Ltd.	7,100	51,194
	ABC-Mart, Inc.	1,400	88,483
	Abist Co., Ltd.	900	22,302
	Access Co., Ltd.	4,500	33,949
	Achilles Corp.	3,200	59,807
	Acom Co., Ltd.	13,900	49,101
	Adastria Co., Ltd.	7,780	152,250
	ADEKA Corp.	20,700	302,761
	Ad-sol Nissin Corp.	800	14,121
#	Adtec Plasma Technology Co., Ltd.	1,000	6,921
	Advan Co., Ltd.	2,500	25,403
	Advance Create Co., Ltd.	700	11,952
	Advanex, Inc.	500	7,756
	Advantest Corp.	13,000	500,615

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Adventure, Inc.	300	$9,213
	Aeon Co., Ltd.	51,565	892,301
	Aeon Delight Co., Ltd.	3,400	101,307
#	Aeon Fantasy Co., Ltd.	2,600	74,871
	AEON Financial Service Co., Ltd.	17,100	275,863
	Aeon Hokkaido Corp.	4,700	31,923
	Aeon Mall Co., Ltd.	8,400	128,955
	Aeria, Inc.	2,400	18,387
	AGC, Inc.	37,500	1,148,623
	Ahresty Corp.	4,600	24,174
	Ai Holdings Corp.	6,700	104,606
	Aica Kogyo Co., Ltd.	4,300	123,871
	Aichi Bank, Ltd. (The)	2,200	75,430
	Aichi Corp.	7,900	49,475
	Aichi Steel Corp.	2,600	81,103
	Aichi Tokei Denki Co., Ltd.	500	19,270
	Aida Engineering, Ltd.	13,100	103,697
*	Aiful Corp.	87,100	177,532
	Aigan Co., Ltd.	2,100	5,166
	Ain Holdings, Inc.	5,300	289,915
	Aiphone Co., Ltd.	2,000	30,577
	Air Water, Inc.	41,100	671,695
	Airport Facilities Co., Ltd.	6,100	28,801
	Aisan Industry Co., Ltd.	10,100	67,575
	Aisin Seiki Co., Ltd.	19,018	618,049
	AIT Corp.	1,200	11,130
#	Aizawa Securities Co., Ltd.	9,400	59,734
	Ajis Co., Ltd.	1,100	34,722
	Akatsuki Corp.	3,800	11,771
	Akatsuki, Inc.	1,700	114,114
#*	Akebono Brake Industry Co., Ltd.	28,700	40,284
	Akita Bank, Ltd. (The)	4,100	75,195
	Albis Co., Ltd.	1,400	32,659
#	Alconix Corp.	5,900	70,296
	Alfresa Holdings Corp.	3,100	74,741
	Alinco, Inc.	3,800	33,840
	Alpen Co., Ltd.	4,100	58,510
	Alpha Corp.	1,500	17,411
	Alps Alpine Co., Ltd.	46,308	843,006
	Alps Logistics Co., Ltd.	1,800	12,372
	Altech Corp.	3,630	56,000
	Amada Holdings Co., Ltd.	19,500	214,395
	Amano Corp.	6,100	183,504
	Amiyaki Tei Co., Ltd.	600	19,073
	Amuse, Inc.	600	13,385
	ANA Holdings, Inc.	2,800	93,981
	Anest Iwata Corp.	3,400	28,668
	Anicom Holdings, Inc.	500	17,417
#	Anritsu Corp.	1,700	31,202
	AOI Electronics Co., Ltd.	900	17,715
	AOI TYO Holdings, Inc.	4,066	26,582
	AOKI Holdings, Inc.	9,700	95,119
#	Aomori Bank, Ltd. (The)	4,600	112,716
	Aoyama Trading Co., Ltd.	12,200	227,196
#	Aoyama Zaisan Networks Co., Ltd.	700	9,493
	Aozora Bank, Ltd.	14,700	336,887
	Apaman Co., Ltd.	3,300	29,590
	Arakawa Chemical Industries, Ltd.	4,300	58,161
	Arata Corp.	2,600	84,157

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Araya Industrial Co., Ltd.	800	$10,966
	Arcland Sakamoto Co., Ltd.	6,900	83,536
	Arcland Service Holdings Co., Ltd.	2,200	38,513
	Arcs Co., Ltd.	8,000	166,406
	Arealink Co., Ltd.	1,900	22,363
	Argo Graphics, Inc.	1,000	22,650
	Ariake Japan Co., Ltd.	800	49,431
	Arisawa Manufacturing Co., Ltd.	7,900	65,436
*	Arrk Corp.	1,300	1,202
	Artnature, Inc.	5,000	30,085
	ArtSpark Holdings, Inc.	1,700	13,650
	As One Corp.	600	49,674
	Asahi Broadcasting Group Holdings Corp.	1,500	9,829
	Asahi Co., Ltd.	3,500	40,602
	Asahi Diamond Industrial Co., Ltd.	13,100	80,905
	Asahi Holdings, Inc.	10,600	220,106
	Asahi Intecc Co., Ltd.	12,800	334,481
	Asahi Kogyosha Co., Ltd.	1,076	26,645
	Asahi Printing Co., Ltd.	1,200	11,872
	Asahi Yukizai Corp.	3,400	42,719
	Asanuma Corp.	1,700	54,230
#	Asax Co., Ltd.	2,400	12,927
	Ashimori Industry Co., Ltd.	1,100	15,500
	Asia Pile Holdings Corp.	6,300	31,101
	Asics Corp.	9,800	105,007
#	ASKUL Corp.	400	9,971
	Asti Corp.	600	9,775
	Asukanet Co., Ltd.	1,300	18,216
	Asunaro Aoki Construction Co., Ltd.	3,100	23,417
	Ateam, Inc.	1,900	19,366
*	Atrae, Inc.	400	8,980
	Atsugi Co., Ltd.	5,100	42,398
	Aval Data Corp.	1,000	15,974
#	Avant Corp.	2,400	42,750
	Avex, Inc.	10,900	140,144
	Awa Bank, Ltd. (The)	8,200	186,146
#*	Axell Corp.	1,700	10,233
	Axial Retailing, Inc.	3,400	117,785
	Azbil Corp.	11,700	279,302
	Bandai Namco Holdings, Inc.	11,400	612,856
	Bando Chemical Industries, Ltd.	7,300	62,996
	Bank of Iwate, Ltd. (The)	3,700	91,027
	Bank of Kochi, Ltd. (The)	1,900	13,151
	Bank of Kyoto, Ltd. (The)	7,299	283,273
	Bank of Nagoya, Ltd. (The)	3,399	105,468
	Bank of Okinawa, Ltd. (The)	5,580	171,493
	Bank of Saga, Ltd. (The)	4,700	65,591
	Bank of the Ryukyus, Ltd.	11,900	123,367
	Bank of Toyama, Ltd. (The)	400	9,539
	Baroque Japan, Ltd.	3,800	38,054
	BayCurrent Consulting, Inc.	4,600	210,059
	Belc Co., Ltd.	2,500	115,729
	Bell System24 Holdings, Inc.	8,100	115,341
	Belluna Co., Ltd.	12,000	77,496
	Benefit One, Inc.	6,800	116,163
	Benesse Holdings, Inc.	1,500	35,107
#*	Bengo4.com, Inc.	700	30,932
#	Bic Camera, Inc.	5,600	55,207
	Biofermin Pharmaceutical Co., Ltd.	700	14,026

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	BML, Inc.	4,100	$112,530
	Bookoff Group Holdings, Ltd.	3,100	35,528
	Bourbon Corp.	2,500	38,839
	BP Castrol K.K.	700	8,581
	Br Holdings Corp.	2,800	8,916
#*	BrainPad, Inc.	800	46,041
	Broadleaf Co., Ltd.	10,400	54,647
	BRONCO BILLY Co., Ltd.	2,600	53,931
	Bunka Shutter Co., Ltd.	13,200	108,028
	C Uyemura & Co., Ltd.	600	32,826
	CAC Holdings Corp.	3,200	40,844
	Calbee, Inc.	4,900	138,236
	Canare Electric Co., Ltd.	700	11,955
	Canon Electronics, Inc.	5,100	83,472
	Canon Marketing Japan, Inc.	3,400	65,125
	Canon, Inc.	18,500	501,743
	Capcom Co., Ltd.	14,200	296,506
	Career Design Center Co., Ltd.	1,500	21,832
#*	CareerIndex, Inc.	1,600	10,811
	Carlit Holdings Co., Ltd.	5,200	29,377
	Carta Holdings, Inc.	2,900	32,414
#	Casio Computer Co., Ltd.	15,800	180,251
	Cawachi, Ltd.	3,900	72,470
	Central Automotive Products, Ltd.	1,900	34,686
	Central Glass Co., Ltd.	9,100	206,862
	Central Japan Railway Co.	3,500	703,544
#	Central Security Patrols Co., Ltd.	1,200	53,921
	Central Sports Co., Ltd.	1,400	39,821
	Charm Care Corp. KK	1,500	26,151
	Chiba Bank, Ltd. (The)	42,700	211,189
	Chiba Kogyo Bank, Ltd. (The)	12,300	34,557
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,800	58,408
	CHIMNEY Co., Ltd.	500	11,022
	Chino Corp.	1,400	18,123
	Chiyoda Co., Ltd.	4,500	66,527
	Chiyoda Integre Co., Ltd.	2,800	53,465
	Chofu Seisakusho Co., Ltd.	4,700	95,287
	Chori Co., Ltd.	2,600	40,491
	Chubu Electric Power Co., Inc.	16,800	237,155
	Chubu Shiryo Co., Ltd.	4,500	51,778
	Chudenko Corp.	7,400	161,846
	Chuetsu Pulp & Paper Co., Ltd.	1,800	26,011
	Chugai Ro Co., Ltd.	1,400	20,631
	Chugoku Bank, Ltd. (The)	19,900	173,983
	Chugoku Electric Power Co., Inc. (The)	18,400	229,618
	Chugoku Marine Paints, Ltd.	10,600	79,333
	Chukyo Bank, Ltd. (The)	2,900	58,644
	Chuo Spring Co., Ltd.	400	10,455
	Chuo Warehouse Co., Ltd.	1,100	10,867
	CI Takiron Corp.	8,600	55,238
	Citizen Watch Co., Ltd.	51,800	257,781
	CKD Corp.	13,000	142,616
	CK-San-Etsu Co., Ltd.	700	18,333
	Cleanup Corp.	4,700	22,244
	CMC Corp.	800	18,123
	CMIC Holdings Co., Ltd.	2,400	40,979
	CMK Corp.	12,600	71,913
#	Coca-Cola Bottlers Japan Holdings, Inc.	10,756	264,746
	cocokara fine, Inc.	3,400	179,188

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Computer Engineering & Consulting, Ltd.	2,600	$57,855
	COMSYS Holdings Corp.	6,863	173,158
	Comture Corp.	1,700	65,108
	Concordia Financial Group, Ltd.	67,932	239,211
	CONEXIO Corp.	5,900	79,612
*	COOKPAD, Inc.	3,100	8,705
	Corona Corp.	3,800	35,143
	Cosel Co., Ltd.	6,600	65,446
	Cosmo Energy Holdings Co., Ltd.	17,600	362,786
#	Cosmos Initia Co., Ltd.	2,100	9,623
	Cosmos Pharmaceutical Corp.	1,100	202,555
	Cota Co., Ltd.	1,760	19,129
#	CRE, Inc.	2,400	25,024
	Create Medic Co., Ltd.	2,200	18,612
#	Create Restaurants Holdings, Inc.	7,800	116,413
	Create SD Holdings Co., Ltd.	4,500	100,808
	Credit Saison Co., Ltd.	33,000	401,186
	Creek & River Co., Ltd.	1,300	15,844
	Cresco, Ltd.	2,100	73,978
	CTI Engineering Co., Ltd.	3,300	47,998
	CTS Co., Ltd.	4,000	24,594
#	CyberAgent, Inc.	6,400	256,798
	Cybozu, Inc.	3,300	38,960
	Dai Nippon Toryo Co., Ltd.	5,000	45,092
	Daibiru Corp.	6,400	59,194
	Daicel Corp.	63,200	534,802
	Dai-Dan Co., Ltd.	3,700	75,080
	Daido Kogyo Co., Ltd.	2,100	17,065
	Daido Metal Co., Ltd.	9,100	54,680
	Daido Steel Co., Ltd.	7,200	273,362
	Daidoh, Ltd.	4,900	13,213
	Daifuku Co., Ltd.	6,600	360,976
	Daihatsu Diesel Manufacturing Co., Ltd.	4,800	28,450
	Daihen Corp.	5,000	138,437
	Daiho Corp.	5,000	124,230
#	Dai-Ichi Cutter Kogyo K.K.	1,000	16,152
	Daiichi Jitsugyo Co., Ltd.	1,800	49,355
	Daiichi Kensetsu Corp.	900	14,617
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,600	45,086
	Dai-ichi Life Holdings, Inc.	37,800	555,699
	Dai-ichi Seiko Co., Ltd.	2,500	30,468
	Daiichikosho Co., Ltd.	6,800	280,880
	Daiken Corp.	3,000	59,469
	Daiken Medical Co., Ltd.	2,300	13,070
	Daiki Aluminium Industry Co., Ltd.	7,200	50,443
	Daikin Industries, Ltd.	6,000	744,701
#	Daikokutenbussan Co., Ltd.	2,400	72,074
	Daikyonishikawa Corp.	11,800	97,124
	Dainichi Co., Ltd.	2,000	11,682
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,100	85,565
#	Daio Paper Corp.	18,600	222,151
	Daiohs Corp.	1,500	19,962
	Daiseki Co., Ltd.	2,500	59,408
	Daiseki Eco. Solution Co., Ltd.	1,300	8,135
	Daishi Hokuetsu Financial Group, Inc.	10,600	281,757
	Daishinku Corp.	1,900	20,793
	Daisue Construction Co., Ltd.	1,600	14,003
	Daito Bank, Ltd. (The)	1,500	7,545
	Daito Pharmaceutical Co., Ltd.	3,000	83,623

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daito Trust Construction Co., Ltd.	5,200	$670,557
	Daitron Co., Ltd.	2,500	30,753
	Daiwa House Industry Co., Ltd.	54,600	1,552,374
	Daiwa Industries, Ltd.	9,100	90,151
	Daiwa Securities Group, Inc.	130,604	563,104
	Daiwabo Holdings Co., Ltd.	5,500	266,532
	DCM Holdings Co., Ltd.	26,600	251,011
	DD Holdings Co., Ltd.	700	19,409
	DeNA Co., Ltd.	12,100	230,777
	Denka Co., Ltd.	22,100	636,003
	Denki Kogyo Co., Ltd.	2,500	70,138
	Densan System Co., Ltd.	1,800	53,005
	Denso Corp.	17,800	755,529
	Dentsu, Inc.	2,600	85,946
	Denyo Co., Ltd.	4,200	60,572
	Descente, Ltd.	1,900	29,488
	Dexerials Corp.	14,400	94,991
	DIC Corp.	21,100	569,270
	Digital Arts, Inc.	1,900	192,354
#	Digital Hearts Holdings Co., Ltd.	1,600	15,960
	Digital Information Technologies Corp.	1,000	16,117
	Dip Corp.	6,500	133,427
	Disco Corp.	2,100	385,407
	DKS Co., Ltd.	2,400	70,907
	DMG Mori Co., Ltd.	20,700	299,847
	Doshisha Co., Ltd.	5,500	85,709
#	Double Standard, Inc.	800	34,352
	Doutor Nichires Holdings Co., Ltd.	4,700	86,526
	Dowa Holdings Co., Ltd.	12,300	388,454
	DSB Co., Ltd.	2,000	9,568
	DTS Corp.	6,100	133,340
	Duskin Co., Ltd.	9,000	238,210
	Dvx, Inc.	1,700	12,385
	DyDo Group Holdings, Inc.	2,200	86,432
	Dynic Corp.	1,100	7,559
	Eagle Industry Co., Ltd.	7,800	77,809
	Earth Corp.	1,200	51,468
	Ebara Corp.	14,900	400,423
	Ebara Foods Industry, Inc.	1,600	31,144
	Ebara Jitsugyo Co., Ltd.	1,200	22,186
	Eco's Co., Ltd.	2,100	28,591
	EDION Corp.	17,700	167,831
	EF-ON, Inc.	6,039	49,485
	eGuarantee, Inc.	3,600	38,596
	E-Guardian, Inc.	1,200	21,347
	Ehime Bank, Ltd. (The)	7,700	76,887
	Eidai Co., Ltd.	6,000	19,048
	Eiken Chemical Co., Ltd.	3,000	50,411
	Eizo Corp.	4,200	154,036
	Elan Corp.	2,000	31,895
	Elecom Co., Ltd.	3,300	119,489
	Electric Power Development Co., Ltd.	6,600	147,749
	Elematec Corp.	4,200	39,439
	EM Systems Co., Ltd.	3,800	58,547
	Endo Lighting Corp.	3,700	25,858
*	Enigmo, Inc.	4,600	49,209
	en-japan, Inc.	5,800	237,932
	Enomoto Co., Ltd.	600	4,927
	Enplas Corp.	1,300	41,520

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Enshu, Ltd.	1,300	$13,981
	EPS Holdings, Inc.	5,100	78,523
	eRex Co., Ltd.	5,300	51,997
	ES-Con Japan, Ltd.	14,300	89,824
	ESCRIT, Inc.	2,500	17,376
	Escrow Agent Japan, Inc.	5,500	12,018
	ESPEC Corp.	2,500	51,380
	Excel Co., Ltd.	2,400	33,363
	Exedy Corp.	7,300	148,815
	F@N Communications, Inc.	9,600	48,435
	Faith, Inc.	1,900	13,107
	FALCO HOLDINGS Co., Ltd.	1,900	28,006
	FamilyMart UNY Holdings Co., Ltd.	1,400	29,890
	FANUC Corp.	2,000	355,453
	Fast Retailing Co., Ltd.	2,100	1,259,631
	FCC Co., Ltd.	10,100	196,264
*	FDK Corp.	1,200	9,080
	Feed One Co., Ltd.	23,800	38,881
	Felissimo Corp.	1,000	9,282
	Fenwal Controls of Japan, Ltd.	1,200	16,533
	Ferrotec Holdings Corp.	11,300	96,920
*	FFRI, Inc.	700	23,419
	FIDEA Holdings Co., Ltd.	47,700	52,583
	Financial Products Group Co., Ltd.	13,100	115,412
	FINDEX, Inc.	1,800	15,540
	First Bank of Toyama, Ltd. (The)	10,400	29,182
#	First Brothers Co., Ltd.	1,700	16,869
	First Juken Co., Ltd.	2,200	25,373
#	First-corp, Inc.	1,400	7,853
#	Fixstars Corp.	2,500	41,295
	FJ Next Co., Ltd.	3,700	36,084
	Foster Electric Co., Ltd.	7,000	122,460
	FP Corp.	4,300	265,095
	France Bed Holdings Co., Ltd.	5,400	49,364
#	Freebit Co., Ltd.	2,300	23,120
	F-Tech, Inc.	4,000	27,228
	FTGroup Co., Ltd.	1,000	14,151
	Fudo Tetra Corp.	4,390	52,635
	Fuji Co., Ltd.	5,300	89,660
	Fuji Corp.	15,300	204,010
	Fuji Corp.	1,800	33,676
	Fuji Corp., Ltd.	7,000	47,018
	Fuji Die Co., Ltd.	1,600	9,153
	Fuji Electric Co., Ltd.	13,400	409,368
	Fuji Furukawa Engineering & Construction Co., Ltd.	600	10,497
#	Fuji Kyuko Co., Ltd.	4,299	165,091
	Fuji Media Holdings, Inc.	8,600	111,893
	Fuji Oil Co., Ltd.	12,400	28,961
	Fuji Oil Holdings, Inc.	5,800	178,549
	Fuji Seal International, Inc.	6,500	190,433
	Fuji Soft, Inc.	500	22,467
	Fujibo Holdings, Inc.	2,100	50,864
	Fujicco Co., Ltd.	2,400	43,281
	Fujikura Composites, Inc.	4,800	18,746
	Fujikura Kasei Co., Ltd.	5,000	27,269
	Fujikura, Ltd.	81,000	296,303
	Fujimi, Inc.	2,500	51,660
	Fujimori Kogyo Co., Ltd.	3,900	104,794
#	Fujio Food System Co., Ltd.	700	16,612

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Fujisash Co., Ltd.	13,200	$10,393
	Fujita Kanko, Inc.	2,000	50,087
	Fujitec Co., Ltd.	6,800	84,770
	Fujitsu Frontech, Ltd.	2,700	23,729
	Fujitsu General, Ltd.	11,400	182,184
	Fujitsu, Ltd.	21,500	1,677,825
	Fujiya Co., Ltd.	1,000	17,752
#	FuKoKu Co., Ltd.	2,600	17,477
	Fukuda Corp.	1,200	50,415
	Fukuda Denshi Co., Ltd.	700	45,977
	Fukui Bank, Ltd. (The)	5,600	71,352
	Fukui Computer Holdings, Inc.	700	14,666
	Fukuoka Financial Group, Inc.	29,228	535,235
	Fukushima Bank, Ltd. (The)	6,100	13,784
	Fukushima Industries Corp.	2,000	62,095
	Fukuyama Transporting Co., Ltd.	5,700	214,621
#	Full Speed, Inc.	2,300	11,469
	FULLCAST Holdings Co., Ltd.	3,400	69,521
*	Funai Electric Co., Ltd.	3,500	24,878
	Funai Soken Holdings, Inc.	4,480	102,227
	Furukawa Battery Co., Ltd. (The)	4,000	23,849
	Furukawa Co., Ltd.	7,400	96,568
	Furukawa Electric Co., Ltd.	19,200	514,954
	Furuno Electric Co., Ltd.	7,300	62,559
	Furusato Industries, Ltd.	2,200	29,392
	Furuya Metal Co., Ltd.	600	20,007
	Furyu Corp.	5,800	57,540
	Fuso Chemical Co., Ltd.	5,800	121,098
	Fuso Pharmaceutical Industries, Ltd.	1,700	29,961
	Futaba Corp.	9,100	121,172
	Futaba Industrial Co., Ltd.	15,900	110,308
	Future Corp.	4,600	81,814
	Fuyo General Lease Co., Ltd.	5,200	308,624
	G-7 Holdings, Inc.	2,100	56,998
	Gakken Holdings Co., Ltd.	800	35,990
#	Gakkyusha Co., Ltd.	1,500	18,068
	GCA Corp.	3,400	22,116
	Gecoss Corp.	3,900	33,421
	Genki Sushi Co., Ltd.	700	19,712
	Genky DrugStores Co., Ltd.	2,000	38,870
	Geo Holdings Corp.	9,700	127,664
	Geomatec Co., Ltd.	1,800	12,414
	Geostr Corp.	5,000	14,757
#	Gfoot Co., Ltd.	2,000	11,945
	Giken, Ltd.	2,900	84,972
	GL Sciences, Inc.	1,400	19,197
	GLOBERIDE, Inc.	3,200	95,338
	Glory, Ltd.	11,400	301,031
	Glosel Co., Ltd.	4,100	16,364
	GMO Cloud K.K.	600	17,184
	GMO Financial Holdings, Inc.	10,400	56,503
	GMO internet, Inc.	12,100	196,702
	GMO Payment Gateway, Inc.	2,000	144,498
	Godo Steel, Ltd.	3,000	56,334
	Gokurakuyu Holdings Co., Ltd.	1,800	9,532
	Goldcrest Co., Ltd.	5,400	97,345
	Goldwin, Inc.	1,500	206,298
	Grandy House Corp.	3,100	14,014
	Gree, Inc.	2,400	11,266

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Greens Co., Ltd.	1,100	$14,976
	GS Yuasa Corp.	17,199	321,675
	GSI Creos Corp.	1,500	17,317
	G-Tekt Corp.	5,200	75,807
	Gun-Ei Chemical Industry Co., Ltd.	800	18,184
	GungHo Online Entertainment, Inc.	3,770	99,471
	Gunma Bank, Ltd. (The)	36,100	124,368
#*	Gunosy, Inc.	2,500	37,301
	Gurunavi, Inc.	11,400	70,317
	H2O Retailing Corp.	24,860	280,972
	HABA Laboratories, Inc.	500	40,550
	Hachijuni Bank, Ltd. (The)	47,700	179,750
#	Hagihara Industries, Inc.	2,000	24,878
	Hagiwara Electric Holdings Co., Ltd.	1,800	47,148
	Hakudo Co., Ltd.	1,900	24,359
	Hakuhodo DY Holdings, Inc.	14,100	221,138
	Hakuto Co., Ltd.	3,600	40,537
#	Hakuyosha Co., Ltd.	400	10,362
	Halows Co., Ltd.	2,300	47,629
	Hamakyorex Co., Ltd.	4,500	160,789
	Hamamatsu Photonics KK	2,400	89,003
#	Handsman Co., Ltd.	800	8,656
	Hankyu Hanshin Holdings, Inc.	15,400	540,668
	Hanwa Co., Ltd.	8,700	237,051
	Happinet Corp.	4,100	49,211
	Harada Industry Co., Ltd.	3,000	23,358
	Hard Off Corp. Co., Ltd.	1,400	9,463
	Harima Chemicals Group, Inc.	3,800	40,074
#	Harmonic Drive Systems, Inc.	2,400	90,391
#	Haruyama Holdings, Inc.	2,200	16,360
	Haseko Corp.	70,600	764,788
	Hayashikane Sangyo Co., Ltd.	1,800	11,082
	Hazama Ando Corp.	49,100	338,465
	Heiwa Real Estate Co., Ltd.	7,200	151,205
#	Heiwado Co., Ltd.	6,600	121,167
	Helios Techno Holdings Co., Ltd.	4,900	28,855
	Hibino Corp.	900	20,911
	Hibiya Engineering, Ltd.	4,400	79,337
	Hiday Hidaka Corp.	3,829	74,003
	Hikari Tsushin, Inc.	1,300	286,620
#	HI-LEX Corp.	5,100	82,941
#	Himaraya Co., Ltd.	1,200	8,938
	Hino Motors, Ltd.	16,700	133,972
	Hinokiya Group Co., Ltd.	1,900	36,056
	Hirakawa Hewtech Corp.	2,600	30,194
	Hiramatsu, Inc.	9,300	30,677
	Hirano Tecseed Co., Ltd.	1,800	27,434
	Hirata Corp.	800	48,930
	Hirose Electric Co., Ltd.	600	62,863
#	Hirose Tusyo, Inc.	900	15,480
	Hiroshima Bank, Ltd. (The)	64,700	309,219
	Hiroshima Gas Co., Ltd.	7,500	22,836
	HIS Co., Ltd.	3,500	85,361
	Hisaka Works, Ltd.	5,000	39,240
	Hisamitsu Pharmaceutical Co., Inc.	1,100	44,207
	Hitachi Capital Corp.	19,700	403,441
	Hitachi Construction Machinery Co., Ltd.	900	21,106
	Hitachi Metals, Ltd.	4,100	43,105
	Hitachi Zosen Corp.	43,000	154,203

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hito Communications Holdings, Inc.	1,100	$18,662
	Hochiki Corp.	3,600	44,845
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	900	7,087
	Hodogaya Chemical Co., Ltd.	1,400	36,164
	Hokkaido Coca-Cola Bottling Co., Ltd.	400	13,495
	Hokkaido Electric Power Co., Inc.	29,100	164,747
	Hokkaido Gas Co., Ltd.	2,000	27,036
	Hokkan Holdings, Ltd.	2,500	39,141
	Hokko Chemical Industry Co., Ltd.	6,000	26,586
	Hokkoku Bank, Ltd. (The)	5,400	150,002
	Hokuetsu Corp.	34,700	172,196
	Hokuetsu Industries Co., Ltd.	6,000	65,244
	Hokuhoku Financial Group, Inc.	32,500	325,625
	Hokuriku Electric Industry Co., Ltd.	1,000	9,653
*	Hokuriku Electric Power Co.	25,500	182,621
	Hokuriku Electrical Construction Co., Ltd.	2,900	23,940
	Hokuto Corp.	5,800	98,867
	Honda Motor Co., Ltd.	100,600	2,502,980
	H-One Co., Ltd.	5,000	32,521
	Honeys Holdings Co., Ltd.	4,450	53,904
	Honshu Chemical Industry Co., Ltd.	1,000	10,833
	Hoosiers Holdings	9,100	51,817
	Horiba, Ltd.	4,400	235,466
	Hoshizaki Corp.	1,600	113,039
	Hosiden Corp.	13,000	144,318
	Hosokawa Micron Corp.	1,800	72,831
*	Hotland Co., Ltd.	900	12,017
	House Foods Group, Inc.	1,100	40,460
	Howa Machinery, Ltd.	3,900	30,106
	Hoya Corp.	13,400	1,027,537
	Hulic Co., Ltd.	6,900	59,274
	Hyakugo Bank, Ltd. (The)	54,700	160,398
	Hyakujushi Bank, Ltd. (The)	6,400	127,378
	I K K, Inc.	2,100	13,632
	Ibiden Co., Ltd.	17,400	310,215
	IBJ Leasing Co., Ltd.	7,900	198,264
	IBJ, Inc.	2,700	21,886
	Ichibanya Co., Ltd.	1,100	51,813
	Ichigo, Inc.	46,300	167,298
	Ichiken Co., Ltd.	1,200	18,879
	Ichikoh Industries, Ltd.	11,300	72,292
	Ichimasa Kamaboko Co., Ltd.	1,500	14,274
	Ichinen Holdings Co., Ltd.	5,400	55,093
	Ichiyoshi Securities Co., Ltd.	10,100	66,681
	Icom, Inc.	3,500	72,778
	ID Holdings Corp.	1,700	18,452
	Idec Corp.	4,500	80,818
	Idemitsu Kosan Co., Ltd.	37,105	1,022,517
#	IDOM, Inc.	19,900	74,962
	Ihara Science Corp.	2,000	23,263
	IHI Corp.	25,300	602,862
	Iida Group Holdings Co., Ltd.	10,940	179,444
	Iino Kaiun Kaisha, Ltd.	18,800	62,941
	IJTT Co., Ltd.	7,800	37,280
	Ikegami Tsushinki Co., Ltd.	1,400	13,585
	Imagica Group, Inc.	3,000	14,946
	Imasen Electric Industrial	3,600	29,181
	Inaba Denki Sangyo Co., Ltd.	500	23,027
	Inaba Seisakusho Co., Ltd.	1,700	21,709

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Inabata & Co., Ltd.	12,000	$156,149
	Inageya Co., Ltd.	3,400	46,080
	Ines Corp.	3,800	40,483
	I-Net Corp.	3,730	50,044
	Infocom Corp.	4,800	118,973
	Infomart Corp.	15,800	213,118
	Information Services International-Dentsu, Ltd.	1,900	65,971
	Innotech Corp.	4,100	34,005
	Inpex Corp.	62,500	548,147
#	Insource Co., Ltd.	1,100	32,236
	Intage Holdings, Inc.	7,700	65,068
#	Inter Action Corp.	1,800	31,279
	Internet Initiative Japan, Inc.	8,500	158,862
#	Inui Global Logistics Co., Ltd.	2,700	21,754
	I-O Data Device, Inc.	2,600	22,337
	IR Japan Holdings, Ltd.	1,000	26,069
	Iriso Electronics Co., Ltd.	4,000	182,465
#	I'rom Group Co., Ltd.	1,200	18,903
	Ise Chemicals Corp.	400	12,144
	Iseki & Co., Ltd.	4,600	60,197
	Isetan Mitsukoshi Holdings, Ltd.	42,700	339,461
#	Ishihara Chemical Co., Ltd.	1,700	26,436
	Ishihara Sangyo Kaisha, Ltd.	8,500	90,305
	Ishizuka Glass Co., Ltd.	1,000	18,320
	Isolite Insulating Products Co., Ltd.	2,800	11,659
#*	Istyle, Inc.	3,800	28,659
	Isuzu Motors, Ltd.	3,100	34,303
*	ITbook Holdings Co., Ltd.	3,900	12,486
	Ito En, Ltd.	4,500	196,501
	ITOCHU Corp.	21,000	399,855
	Itochu Enex Co., Ltd.	13,900	112,480
	Itochu Techno-Solutions Corp.	6,400	164,064
	Itoham Yonekyu Holdings, Inc.	36,100	236,491
	Itoki Corp.	9,400	38,774
#*	Itokuro, Inc.	1,000	15,620
	IwaiCosmo Holdings, Inc.	5,600	57,117
	Iwaki & Co., Ltd.	6,000	26,724
	Iwasaki Electric Co., Ltd.	2,000	24,285
	Iwatani Corp.	11,500	379,615
	Iwatsu Electric Co., Ltd.	2,900	20,909
	Iwatsuka Confectionery Co., Ltd.	400	14,582
	Iyo Bank, Ltd. (The)	33,800	164,272
	Izumi Co., Ltd.	2,900	108,779
	J Front Retailing Co., Ltd.	29,200	342,801
#	J Trust Co., Ltd.	17,200	75,136
	JAC Recruitment Co., Ltd.	2,600	60,108
	Jaccs Co., Ltd.	2,900	57,677
	Jafco Co., Ltd.	8,000	296,568
	Jalux, Inc.	1,000	23,111
	Jamco Corp.	2,300	41,913
	Janome Sewing Machine Co., Ltd.	7,199	30,809
	Japan Airlines Co., Ltd.	7,800	244,259
	Japan Airport Terminal Co., Ltd.	2,400	99,233
	Japan Asia Group, Ltd.	7,100	22,041
*	Japan Asia Investment Co., Ltd.	2,700	6,436
*	Japan Asset Marketing Co., Ltd.	10,100	8,424
	Japan Aviation Electronics Industry, Ltd.	15,000	208,909
#	Japan Best Rescue System Co., Ltd.	2,300	30,151
*	Japan Display, Inc.	142,900	97,657

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Exchange Group, Inc.	35,400	$518,804
	Japan Foundation Engineering Co., Ltd.	6,500	20,067
	Japan Investment Adviser Co., Ltd.	2,100	35,451
	Japan Lifeline Co., Ltd.	10,100	177,763
	Japan Material Co., Ltd.	10,600	138,003
	Japan Meat Co., Ltd.	2,300	38,104
	Japan Oil Transportation Co., Ltd.	700	18,605
	Japan Petroleum Exploration Co., Ltd.	4,200	91,442
	Japan Property Management Center Co., Ltd.	1,700	17,721
	Japan Pulp & Paper Co., Ltd.	2,600	87,490
	Japan Securities Finance Co., Ltd.	23,700	120,147
	Japan Steel Works, Ltd. (The)	20,800	362,163
	Japan Transcity Corp.	8,700	39,746
	Japan Wool Textile Co., Ltd. (The)	12,400	102,549
	Jastec Co., Ltd.	1,400	13,962
	JCR Pharmaceuticals Co., Ltd.	700	49,254
	JCU Corp.	8,700	163,187
	Jeol, Ltd.	9,300	208,980
	JFE Holdings, Inc.	47,200	624,031
	JGC Corp.	28,000	364,543
*	JIG-SAW, Inc.	300	13,778
	Jimoto Holdings, Inc.	46,500	41,760
	JINS Holdings, Inc.	2,500	131,604
	JK Holdings Co., Ltd.	3,200	16,151
	JMS Co., Ltd.	5,000	36,686
#	Joban Kosan Co., Ltd.	1,900	28,824
	J-Oil Mills, Inc.	2,400	86,052
	Joshin Denki Co., Ltd.	3,600	68,686
	JP-Holdings, Inc.	7,900	20,724
	JSP Corp.	3,300	57,345
	JSR Corp.	34,100	563,158
	JTEKT Corp.	42,200	500,348
	Juki Corp.	9,000	81,268
	Juroku Bank, Ltd. (The)	7,700	156,992
	Justsystems Corp.	4,400	148,465
	JVCKenwood Corp.	45,500	101,755
	JXTG Holdings, Inc.	376,650	1,772,450
	K&O Energy Group, Inc.	3,800	51,425
*	Kadokawa Dwango	4,885	62,076
	Kadoya Sesame Mills, Inc.	400	14,883
	Kaga Electronics Co., Ltd.	4,200	63,895
	Kagome Co., Ltd.	2,600	60,234
	Kajima Corp.	67,400	866,823
	Kakaku.com, Inc.	9,900	205,635
	Kakiyasu Honten Co., Ltd.	2,400	47,147
	Kameda Seika Co., Ltd.	2,100	98,085
	Kamei Corp.	6,100	62,122
	Kamigumi Co., Ltd.	7,600	174,717
	Kanaden Corp.	4,800	61,506
	Kanagawa Chuo Kotsu Co., Ltd.	1,400	47,363
	Kanamic Network Co., Ltd.	700	14,160
	Kanamoto Co., Ltd.	9,800	251,905
	Kandenko Co., Ltd.	15,900	138,631
	Kaneka Corp.	9,500	352,711
	Kaneko Seeds Co., Ltd.	1,600	18,769
	Kanematsu Corp.	20,400	234,048
	Kanematsu Electronics, Ltd.	1,800	49,370
	Kansai Electric Power Co., Inc. (The)	19,200	237,112
	Kansai Mirai Financial Group, Inc.	15,423	103,581

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kansai Paint Co., Ltd.	7,500	$148,101
	Kansai Super Market, Ltd.	1,700	16,936
	Kanto Denka Kogyo Co., Ltd.	11,500	78,578
	Kao Corp.	17,100	1,247,971
	Kappa Create Co., Ltd.	1,200	15,330
	Kasai Kogyo Co., Ltd.	7,000	57,435
	Katakura & Co-op Agri Corp.	700	7,008
	Katakura Industries Co., Ltd.	6,600	75,306
	Kato Works Co., Ltd.	2,500	44,626
	KAWADA TECHNOLOGIES, Inc.	700	48,001
	Kawai Musical Instruments Manufacturing Co., Ltd.	800	22,416
	Kawasaki Heavy Industries, Ltd.	21,800	474,321
#*	Kawasaki Kisen Kaisha, Ltd.	16,500	210,791
	Kawasumi Laboratories, Inc.	3,000	21,055
	KDDI Corp.	140,500	3,665,855
	KeePer Technical Laboratory Co., Ltd.	900	10,278
	Keihan Holdings Co., Ltd.	13,700	555,272
	Keihanshin Building Co., Ltd.	4,200	46,287
	Keihin Co., Ltd.	900	10,226
	Keihin Corp.	13,900	192,927
	Keikyu Corp.	16,500	277,292
	Keio Corp.	4,500	278,450
	Keisei Electric Railway Co., Ltd.	4,700	172,760
	Keiyo Bank, Ltd. (The)	23,500	143,027
	Keiyo Co., Ltd.	11,200	48,553
	KEL Corp.	1,000	7,266
	Kenedix, Inc.	42,100	213,366
	Kenko Mayonnaise Co., Ltd.	2,600	59,410
	Kewpie Corp.	13,000	294,176
	Key Coffee, Inc.	1,600	31,250
	Keyence Corp.	2,200	1,262,467
	KFC Holdings Japan, Ltd.	2,700	53,026
	KFC, Ltd.	800	12,473
	KH Neochem Co., Ltd.	5,100	126,357
	Kikkoman Corp.	1,500	68,194
	Kimoto Co., Ltd.	4,300	7,566
	Kimura Chemical Plants Co., Ltd.	5,400	17,762
	Kimura Unity Co., Ltd.	1,200	11,487
	Kinden Corp.	14,900	225,400
	King Co., Ltd.	3,600	21,914
#	King Jim Co., Ltd.	2,500	18,951
*	Kinki Sharyo Co., Ltd. (The)	1,300	20,144
	Kintetsu Department Store Co., Ltd.	900	25,691
	Kintetsu Group Holdings Co., Ltd.	7,500	355,599
	Kintetsu World Express, Inc.	11,300	151,527
	Kirindo Holdings Co., Ltd.	1,900	30,845
	Kissei Pharmaceutical Co., Ltd.	6,800	167,962
	Ki-Star Real Estate Co., Ltd.	3,100	46,679
	Kitagawa Corp.	2,400	46,407
	Kita-Nippon Bank, Ltd. (The)	1,700	28,170
	Kitano Construction Corp.	1,000	24,027
	Kitanotatsujin Corp.	4,600	29,716
	Kito Corp.	7,900	116,976
	Kitz Corp.	23,500	159,670
	Kiyo Bank, Ltd. (The)	16,100	209,683
#*	KLab, Inc.	8,400	68,749
*	KNT-CT Holdings Co., Ltd.	1,300	15,687
	Koa Corp.	7,100	85,469
	Koatsu Gas Kogyo Co., Ltd.	6,900	52,830

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kobayashi Pharmaceutical Co., Ltd.	1,400	$99,883
	Kobe Bussan Co., Ltd.	4,100	229,029
*	Kobe Electric Railway Co., Ltd.	700	25,579
	Kobe Steel, Ltd.	104,400	669,860
	Kobelco Eco-Solutions Co., Ltd.	1,200	19,420
	Koei Tecmo Holdings Co., Ltd.	1,300	24,907
	Kohnan Shoji Co., Ltd.	7,300	159,123
	Kohsoku Corp.	2,800	32,098
	Koito Manufacturing Co., Ltd.	8,600	429,943
#*	Kojima Co., Ltd.	5,800	25,271
	Kokuyo Co., Ltd.	19,000	256,275
	KOMAIHALTEC, Inc.	500	7,443
	Komatsu Matere Co., Ltd.	7,000	49,793
	Komatsu Wall Industry Co., Ltd.	2,000	35,214
	Komatsu, Ltd.	69,600	1,556,284
	KOMEDA Holdings Co., Ltd.	8,200	151,851
	Komehyo Co., Ltd.	2,300	24,819
	Komeri Co., Ltd.	8,400	172,563
	Komori Corp.	11,900	120,170
	Konaka Co., Ltd.	5,700	21,912
	Konami Holdings Corp.	4,700	199,420
	Kondotec, Inc.	3,600	30,545
	Konica Minolta, Inc.	96,100	796,396
	Konishi Co., Ltd.	6,000	85,437
	Konoike Transport Co., Ltd.	6,500	100,569
	Konoshima Chemical Co., Ltd.	700	5,451
*	Kosaido Co., Ltd.	2,900	19,025
	Kose Corp.	2,200	375,018
	Kosei Securities Co., Ltd. (The)	1,000	5,748
#	Koshidaka Holdings Co., Ltd.	7,400	104,682
	Kotobuki Spirits Co., Ltd.	3,100	182,865
	Kourakuen Holdings Corp.	900	24,938
	Krosaki Harima Corp.	1,400	76,778
	KRS Corp.	1,500	27,104
	K's Holdings Corp.	29,800	271,719
	KU Holdings Co., Ltd.	3,800	30,298
	Kubota Corp.	22,200	342,447
	Kumagai Gumi Co., Ltd.	7,700	205,848
	Kumiai Chemical Industry Co., Ltd.	4,010	32,941
	Kura Sushi, Inc.	1,800	73,788
	Kurabo Industries, Ltd.	3,100	59,752
	Kuraray Co., Ltd.	59,000	697,781
	Kureha Corp.	4,500	298,102
	Kurimoto, Ltd.	2,100	28,446
	Kurita Water Industries, Ltd.	14,600	368,583
	Kuriyama Holdings Corp.	2,000	16,156
	Kushikatsu Tanaka Holdings Co.	400	7,197
	Kusuri no Aoki Holdings Co., Ltd.	1,600	105,789
*	KYB Corp.	5,400	153,247
	Kyocera Corp.	5,500	335,210
#	Kyoden Co., Ltd.	6,700	20,295
	Kyodo Printing Co., Ltd.	2,100	54,603
	Kyoei Steel, Ltd.	5,500	93,158
	Kyokuto Boeki Kaisha, Ltd.	1,500	24,469
	Kyokuto Kaihatsu Kogyo Co., Ltd.	7,500	92,544
	Kyokuto Securities Co., Ltd.	5,500	46,181
	Kyokuyo Co., Ltd.	2,100	58,814
	KYORIN Holdings, Inc.	10,100	169,891
	Kyoritsu Maintenance Co., Ltd.	5,180	223,007

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyoritsu Printing Co., Ltd.	7,400	$12,402
	Kyosan Electric Manufacturing Co., Ltd.	10,000	34,395
	Kyowa Electronic Instruments Co., Ltd.	5,000	19,220
	Kyowa Exeo Corp.	7,019	168,578
	Kyowa Kirin Co., Ltd.	400	6,592
	Kyowa Leather Cloth Co., Ltd.	3,800	27,413
	Kyudenko Corp.	6,000	185,773
	Kyushu Electric Power Co., Inc.	16,900	167,924
	Kyushu Financial Group, Inc.	52,950	200,955
#	Kyushu Leasing Service Co., Ltd.	2,100	11,781
#	LAC Co., Ltd.	1,800	27,983
	Lacto Japan Co., Ltd.	1,200	36,790
*	LAND Co., Ltd.	139,400	8,904
#*	Laox Co., Ltd.	4,600	13,338
	Lasertec Corp.	5,800	275,907
	Lawson, Inc.	3,600	179,898
	LEC, Inc.	5,400	63,372
#*	Leopalace21 Corp.	69,000	144,392
	Life Corp.	5,200	107,226
	LIFULL Co., Ltd.	5,600	25,894
#	Like Co., Ltd.	1,100	18,826
*	LINE Corp.	600	19,077
	Linical Co., Ltd.	2,200	21,261
#	Link And Motivation, Inc.	4,700	24,117
	Lintec Corp.	9,000	189,367
	Lion Corp.	7,200	141,341
	LIXIL Group Corp.	30,400	525,830
	LIXIL VIVA Corp.	5,900	71,703
	Lonseal Corp.	800	12,365
	Look Holdings, Inc.	2,000	21,723
*	M&A Capital Partners Co., Ltd.	900	60,127
	M3, Inc.	22,500	453,274
	Mabuchi Motor Co., Ltd.	3,800	131,191
	Macnica Fuji Electronics Holdings, Inc.	12,450	172,735
	Macromill, Inc.	11,800	137,005
	Maeda Corp.	18,900	141,600
	Maeda Kosen Co., Ltd.	2,900	48,500
	Maeda Road Construction Co., Ltd.	2,300	48,807
	Maezawa Kasei Industries Co., Ltd.	3,600	37,606
	Maezawa Kyuso Industries Co., Ltd.	2,100	37,303
	Makino Milling Machine Co., Ltd.	6,200	258,466
	Mamezou Holdings Co., Ltd.	5,100	68,993
	Mamiya-Op Co., Ltd.	1,100	9,392
	Mandom Corp.	1,100	25,882
	Mani, Inc.	1,200	86,237
	MarkLines Co., Ltd.	1,200	20,465
	Marubeni Corp.	52,300	339,038
	Marubun Corp.	3,300	17,699
	Marudai Food Co., Ltd.	5,000	93,450
	Marufuji Sheet Piling Co., Ltd.	400	8,152
	Maruha Nichiro Corp.	10,800	315,507
	Marui Group Co., Ltd.	9,300	200,925
	Maruichi Steel Tube, Ltd.	2,900	76,349
	Maruka Corp.	1,700	29,939
	Marumae Co., Ltd.	1,200	9,841
	Marusan Securities Co., Ltd.	12,900	64,884
	Maruwa Co., Ltd.	2,700	166,064
#	Maruwa Unyu Kikan Co., Ltd.	1,400	59,834
	Maruyama Manufacturing Co., Inc.	600	6,311

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Maruzen CHI Holdings Co., Ltd.	3,900	$13,562
	Maruzen Co., Ltd.	1,000	19,310
	Maruzen Showa Unyu Co., Ltd.	3,100	92,089
	Marvelous, Inc.	10,800	76,674
	Matsuda Sangyo Co., Ltd.	3,100	43,718
	Matsui Construction Co., Ltd.	6,000	37,337
#	Matsui Securities Co., Ltd.	9,500	78,865
	Matsumotokiyoshi Holdings Co., Ltd.	5,500	183,078
	Matsuyafoods Holdings Co., Ltd.	1,100	36,254
	Max Co., Ltd.	3,500	55,203
	Maxell Holdings, Ltd.	10,500	134,234
	Maxvalu Nishinihon Co., Ltd.	1,600	24,695
	Maxvalu Tokai Co., Ltd.	1,800	32,273
	Mazda Motor Corp.	49,300	476,963
	McDonald's Holdings Co. Japan, Ltd.	2,500	112,257
	MCJ Co., Ltd.	23,800	174,040
	Mebuki Financial Group, Inc.	118,350	292,025
	MEC Co., Ltd.	2,200	21,693
	Media Do Holdings Co., Ltd.	1,000	31,846
#*	Medical Data Vision Co., Ltd.	2,400	24,035
	Medical System Network Co., Ltd.	7,000	34,183
	Medipal Holdings Corp.	5,300	112,581
#	Medius Holdings Co., Ltd.	1,500	9,303
#*	MedPeer, Inc.	2,600	37,595
	Megachips Corp.	4,900	73,130
	Megmilk Snow Brand Co., Ltd.	12,500	267,111
	Meidensha Corp.	11,700	180,360
	Meiji Electric Industries Co., Ltd.	1,500	18,894
	Meiji Shipping Co., Ltd.	2,700	7,784
#	Meiko Electronics Co., Ltd.	7,500	126,513
#	Meiko Network Japan Co., Ltd.	3,300	28,423
	Meisei Industrial Co., Ltd.	7,400	51,117
	Meitec Corp.	4,100	211,302
	Meito Sangyo Co., Ltd.	2,500	31,691
	Meiwa Corp.	6,500	22,571
	Meiwa Estate Co., Ltd.	2,100	10,891
	Menicon Co., Ltd.	5,200	191,232
	Mercuria Investment Co., Ltd.	1,500	10,062
#	Mesco, Inc.	600	5,271
	METAWATER Co., Ltd.	900	30,119
	Michinoku Bank, Ltd. (The)	4,799	74,541
	Micronics Japan Co., Ltd.	6,400	61,071
	Mie Kotsu Group Holdings, Inc.	12,100	62,902
	Mikuni Corp.	7,000	23,569
	Milbon Co., Ltd.	3,080	150,287
	Mimaki Engineering Co., Ltd.	5,500	29,824
	Mimasu Semiconductor Industry Co., Ltd.	4,500	74,751
	Minebea Mitsumi, Inc.	35,490	605,725
	Ministop Co., Ltd.	3,800	51,898
	Miraca Holdings, Inc.	14,000	316,540
	Miraial Co., Ltd.	1,700	21,905
#	Mirait Holdings Corp.	8,610	127,122
#	Miroku Jyoho Service Co., Ltd.	2,600	81,261
	Misawa Homes Co., Ltd.	6,700	65,410
	MISUMI Group, Inc.	11,100	249,101
	Mitani Corp.	2,000	98,950
	Mitani Sangyo Co., Ltd.	7,800	20,114
	Mitani Sekisan Co., Ltd.	1,600	43,847
	Mito Securities Co., Ltd.	16,800	30,755

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsuba Corp.	9,300	$55,336
	Mitsubishi Corp.	50,300	1,350,670
	Mitsubishi Electric Corp.	84,300	1,101,019
	Mitsubishi Estate Co., Ltd.	22,500	414,156
	Mitsubishi Gas Chemical Co., Inc.	22,500	299,418
	Mitsubishi Heavy Industries, Ltd.	3,700	152,629
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	26,375
	Mitsubishi Logisnext Co., Ltd.	8,300	84,864
	Mitsubishi Logistics Corp.	9,000	239,355
	Mitsubishi Materials Corp.	19,000	522,606
	Mitsubishi Motors Corp.	50,900	223,985
	Mitsubishi Paper Mills, Ltd.	6,500	33,788
	Mitsubishi Pencil Co., Ltd.	1,300	20,108
	Mitsubishi Research Institute, Inc.	1,300	47,631
	Mitsubishi Steel Manufacturing Co., Ltd.	2,900	32,413
	Mitsubishi UFJ Financial Group, Inc.	458,500	2,264,532
	Mitsubishi UFJ Lease & Finance Co., Ltd.	98,600	522,502
	Mitsuboshi Belting, Ltd.	4,100	75,168
	Mitsui Chemicals, Inc.	29,500	674,586
*	Mitsui E&S Holdings Co., Ltd.	17,400	152,480
	Mitsui Fudosan Co., Ltd.	21,100	476,315
	Mitsui High-Tec, Inc.	3,800	44,674
	Mitsui Matsushima Holdings Co., Ltd.	1,100	13,082
	Mitsui Mining & Smelting Co., Ltd.	17,700	406,654
	Mitsui OSK Lines, Ltd.	13,700	336,006
	Mitsui Sugar Co., Ltd.	2,500	53,333
	Mitsui-Soko Holdings Co., Ltd.	7,300	103,438
	Mitsuuroko Group Holdings Co., Ltd.	8,300	64,239
	Miura Co., Ltd.	1,700	46,991
	Mixi, Inc.	14,700	277,740
	Miyaji Engineering Group, Inc.	1,500	24,199
	Miyazaki Bank, Ltd. (The)	3,700	89,057
	Miyoshi Oil & Fat Co., Ltd.	2,400	24,041
	Mizuho Financial Group, Inc.	847,499	1,202,873
	Mizuno Corp.	4,500	103,290
#*	Mobile Factory, Inc.	1,400	20,105
	Molitec Steel Co., Ltd.	2,000	6,737
#	Monex Group, Inc.	45,600	135,392
	Monogatari Corp. (The)	900	76,499
	MonotaRO Co., Ltd.	9,800	213,939
	MORESCO Corp.	1,700	22,672
	Mori-Gumi Co., Ltd.	1,900	5,635
	Morinaga & Co., Ltd.	5,600	262,566
	Morinaga Milk Industry Co., Ltd.	11,000	426,863
	Morita Holdings Corp.	5,300	87,007
	Morito Co., Ltd.	5,100	37,959
#	Morozoff, Ltd.	500	22,555
	Mory Industries, Inc.	1,200	21,669
	MrMax Holdings, Ltd.	8,700	35,699
	MS&AD Insurance Group Holdings, Inc.	15,600	511,346
	MTI, Ltd.	4,700	33,948
	Mugen Estate Co., Ltd.	2,600	13,490
	Murakami Corp.	1,000	21,734
	Murata Manufacturing Co., Ltd.	17,100	783,029
	Musashi Seimitsu Industry Co., Ltd.	15,600	204,123
	Musashino Bank, Ltd. (The)	7,800	150,665
	Mutoh Holdings Co., Ltd.	200	3,049
*	Mynet, Inc.	2,500	14,593
	N Field Co., Ltd.	1,600	10,059

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nabtesco Corp.	10,700	$288,253
	NAC Co., Ltd.	2,700	24,426
	Nachi-Fujikoshi Corp.	4,500	189,348
	Nadex Co., Ltd.	1,100	8,806
	Nafco Co., Ltd.	1,700	22,030
	Nagano Bank, Ltd. (The)	1,800	28,245
	Nagano Keiki Co., Ltd.	2,200	15,646
	Nagase & Co., Ltd.	20,200	294,300
	Nagatanien Holdings Co., Ltd.	2,200	41,873
#	Nagawa Co., Ltd.	900	41,538
	Nagoya Railroad Co., Ltd.	8,300	228,496
	Nakabayashi Co., Ltd.	4,900	24,656
	Nakamoto Packs Co., Ltd.	400	5,480
	Nakamuraya Co., Ltd.	600	23,488
	Nakanishi, Inc.	5,300	96,750
	Nakano Corp.	4,900	19,171
	Nakayama Steel Works, Ltd.	5,100	22,466
	Nakayamafuku Co., Ltd.	1,900	9,214
	Nakayo, Inc.	1,100	16,832
	Namura Shipbuilding Co., Ltd.	12,900	34,015
	Nankai Electric Railway Co., Ltd.	8,300	198,859
	Nanto Bank, Ltd. (The)	7,100	152,460
	Narasaki Sangyo Co., Ltd.	1,000	16,148
	Natori Co., Ltd.	800	11,652
	NEC Capital Solutions, Ltd.	2,400	43,550
	NEC Corp.	26,400	1,079,213
	NEC Networks & System Integration Corp.	4,300	111,193
	NET One Systems Co., Ltd.	7,100	187,265
	Neturen Co., Ltd.	8,500	65,547
#*	New Japan Chemical Co., Ltd.	5,200	10,007
*	Nexon Co., Ltd.	11,300	178,862
	Nextage Co., Ltd.	3,700	41,809
	Nexyz Group Corp.	1,100	20,301
	NGK Insulators, Ltd.	26,000	386,692
	NGK Spark Plug Co., Ltd.	22,600	431,537
	NH Foods, Ltd.	11,400	422,801
	NHK Spring Co., Ltd.	47,800	374,834
	Nicca Chemical Co., Ltd.	1,900	14,867
#*	Nice Holdings, Inc.	1,400	7,818
	Nichia Steel Works, Ltd.	6,500	19,881
	Nichias Corp.	17,700	317,020
	Nichiban Co., Ltd.	2,800	48,569
	Nichicon Corp.	13,300	109,452
	Nichiden Corp.	3,400	59,659
	Nichiha Corp.	7,200	187,800
	NichiiGakkan Co., Ltd.	12,000	189,886
	Nichirei Corp.	15,400	356,291
	Nichireki Co., Ltd.	5,800	58,109
	Nichirin Co., Ltd.	2,810	40,597
	Nidec Corp.	4,400	588,350
	Nifco, Inc.	16,200	399,550
	Nihon Chouzai Co., Ltd.	2,800	84,924
#*	Nihon Dempa Kogyo Co., Ltd.	3,900	17,212
	Nihon Dengi Co., Ltd.	600	15,594
	Nihon Denkei Co., Ltd.	900	11,665
	Nihon Eslead Corp.	2,600	40,768
	Nihon House Holdings Co., Ltd.	11,100	44,945
	Nihon Kagaku Sangyo Co., Ltd.	2,900	27,384
	Nihon Kohden Corp.	2,900	79,356

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon M&A Center, Inc.	15,500	$415,951
	Nihon Nohyaku Co., Ltd.	9,800	41,361
	Nihon Parkerizing Co., Ltd.	5,000	55,713
	Nihon Plast Co., Ltd.	3,800	24,194
	Nihon Tokushu Toryo Co., Ltd.	2,700	32,345
	Nihon Unisys, Ltd.	16,300	534,963
	Nihon Yamamura Glass Co., Ltd.	1,600	20,405
	Nikkato Corp.	1,400	8,610
	Nikkiso Co., Ltd.	8,400	107,508
	Nikko Co., Ltd.	1,000	26,769
	Nikkon Holdings Co., Ltd.	13,300	310,790
#	Nikon Corp.	26,300	355,095
	Nintendo Co., Ltd.	1,000	367,893
	Nippi, Inc.	400	12,339
	Nippo Corp.	10,000	190,514
	Nippon Beet Sugar Manufacturing Co., Ltd.	3,000	55,219
	Nippon Carbide Industries Co., Inc.	1,700	20,669
#	Nippon Carbon Co., Ltd.	4,200	161,154
	Nippon Chemical Industrial Co., Ltd.	1,799	34,862
	Nippon Chemi-Con Corp.	3,900	59,691
	Nippon Chemiphar Co., Ltd.	500	13,057
	Nippon Coke & Engineering Co., Ltd.	51,300	44,137
	Nippon Commercial Development Co., Ltd.	3,100	43,105
	Nippon Concept Corp.	2,200	24,493
	Nippon Concrete Industries Co., Ltd.	13,200	33,936
	Nippon Denko Co., Ltd.	27,900	47,922
	Nippon Densetsu Kogyo Co., Ltd.	8,800	168,602
	Nippon Electric Glass Co., Ltd.	13,600	304,141
	Nippon Express Co., Ltd.	9,500	535,425
	Nippon Filcon Co., Ltd.	1,500	6,668
	Nippon Fine Chemical Co., Ltd.	2,700	29,576
	Nippon Flour Mills Co., Ltd.	11,900	187,673
	Nippon Gas Co., Ltd.	11,600	325,592
	Nippon Hume Corp.	6,600	42,224
	Nippon Kanzai Co., Ltd.	700	11,791
	Nippon Kinzoku Co., Ltd.	1,500	11,895
	Nippon Kodoshi Corp.	1,600	21,677
	Nippon Koei Co., Ltd.	3,000	65,813
	Nippon Koshuha Steel Co., Ltd.	2,000	8,163
	Nippon Light Metal Holdings Co., Ltd.	175,500	320,829
	Nippon Paint Holdings Co., Ltd.	3,300	143,584
	Nippon Paper Industries Co., Ltd.	19,900	350,860
	Nippon Parking Development Co., Ltd., Class C	20,100	31,281
	Nippon Pillar Packing Co., Ltd.	5,000	48,225
	Nippon Piston Ring Co., Ltd.	2,300	29,290
	Nippon Road Co., Ltd. (The)	2,000	111,264
	Nippon Seiki Co., Ltd.	10,700	187,405
	Nippon Seisen Co., Ltd.	1,000	24,385
#*	Nippon Sharyo, Ltd.	2,200	50,328
	Nippon Sheet Glass Co., Ltd.	28,900	180,729
	Nippon Shokubai Co., Ltd.	2,900	188,224
	Nippon Signal Co., Ltd.	2,000	22,198
	Nippon Soda Co., Ltd.	6,500	163,486
	Nippon Steel Corp.	53,398	836,594
	Nippon Steel Trading Corp.	4,100	164,550
	Nippon Suisan Kaisha, Ltd.	89,000	560,865
	Nippon Telegraph & Telephone Corp.	15,900	717,584
	Nippon Thompson Co., Ltd.	14,800	67,779
	Nippon View Hotel Co., Ltd.	1,000	13,429

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nippon Yakin Kogyo Co., Ltd.	46,600	$89,113
	Nippon Yusen K.K.	23,600	393,188
	Nishikawa Rubber Co., Ltd.	1,200	19,941
	Nishimatsu Construction Co., Ltd.	11,300	213,509
#	Nishimatsuya Chain Co., Ltd.	13,100	105,615
	Nishi-Nippon Financial Holdings, Inc.	27,900	197,085
#	Nishi-Nippon Railroad Co., Ltd.	7,600	160,322
	Nishio Rent All Co., Ltd.	5,600	156,551
	Nissan Motor Co., Ltd.	207,900	1,351,334
	Nissan Shatai Co., Ltd.	13,400	112,071
	Nissan Tokyo Sales Holdings Co., Ltd.	4,900	12,609
	Nissei ASB Machine Co., Ltd.	2,600	64,956
	Nissei Plastic Industrial Co., Ltd.	4,600	44,345
	Nissha Co., Ltd.	5,100	59,108
	Nisshin Fudosan Co.	9,400	40,290
	Nisshin Oillio Group, Ltd. (The)	6,500	189,406
	Nisshin Seifun Group, Inc.	1,940	36,663
	Nisshinbo Holdings, Inc.	29,511	229,783
	Nissin Corp.	3,500	55,936
	Nissin Electric Co., Ltd.	14,600	167,738
	Nissin Kogyo Co., Ltd.	10,300	141,537
	Nissin Sugar Co., Ltd.	3,100	56,172
	Nissui Pharmaceutical Co., Ltd.	2,600	28,885
	Nitori Holdings Co., Ltd.	1,500	202,299
	Nitta Corp.	4,900	135,110
	Nitta Gelatin, Inc.	3,200	20,845
	Nittan Valve Co., Ltd.	4,000	10,874
	Nittetsu Mining Co., Ltd.	1,700	73,667
	Nitto Denko Corp.	21,500	1,058,872
	Nitto Fuji Flour Milling Co., Ltd.	300	17,862
	Nitto Kogyo Corp.	3,600	68,541
	Nitto Kohki Co., Ltd.	2,400	48,067
	Nitto Seiko Co., Ltd.	6,900	36,089
	Nittoc Construction Co., Ltd.	6,700	36,701
	NJS Co., Ltd.	1,500	23,696
	Noda Corp.	2,000	13,856
	Noevir Holdings Co., Ltd.	3,100	161,813
	NOF Corp.	7,700	275,616
	Nojima Corp.	9,100	146,519
	NOK Corp.	16,000	234,898
	Nomura Co., Ltd.	10,000	135,413
	Nomura Holdings, Inc.	133,000	427,491
	Nomura Real Estate Holdings, Inc.	10,400	210,600
	Nomura Research Institute, Ltd.	10,989	194,568
	Noritake Co., Ltd.	2,700	105,182
	Noritsu Koki Co., Ltd.	3,600	62,845
	Noritz Corp.	8,000	97,917
	North Pacific Bank, Ltd.	70,200	156,511
	Nozawa Corp.	2,000	12,588
	NS Solutions Corp.	5,400	181,913
#	NS Tool Co., Ltd.	2,700	50,085
	NS United Kaiun Kaisha, Ltd.	3,000	66,507
	NSD Co., Ltd.	4,300	132,447
	NSK, Ltd.	57,900	489,565
	NTN Corp.	151,000	419,028
	NTT Data Corp.	17,200	225,841
	NTT DOCOMO, Inc.	80,900	1,939,770
	NuFlare Technology, Inc.	1,000	70,632
	Oat Agrio Co., Ltd.	600	7,144

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Obara Group, Inc.	1,900	$65,765
	Obayashi Corp.	67,600	640,241
	Obic Co., Ltd.	1,300	138,515
	Odakyu Electric Railway Co., Ltd.	12,399	276,821
	Odelic Co., Ltd.	1,400	51,510
	Ogaki Kyoritsu Bank, Ltd. (The)	9,300	200,035
	Ohara, Inc.	1,700	22,505
	Ohashi Technica, Inc.	3,300	44,546
	Ohsho Food Service Corp.	2,100	129,108
	Oiles Corp.	5,640	80,027
	Oita Bank, Ltd. (The)	3,900	110,509
	Oji Holdings Corp.	126,400	653,647
	Okabe Co., Ltd.	8,900	68,453
	Okada Aiyon Corp.	800	9,270
	Okamoto Machine Tool Works, Ltd.	1,100	27,691
	Okamura Corp.	10,700	104,309
	Okasan Securities Group, Inc.	35,000	125,109
	Oki Electric Industry Co., Ltd.	28,100	373,754
	Okinawa Cellular Telephone Co.	3,200	106,941
	Okinawa Electric Power Co., Inc. (The)	7,193	111,866
	OKK Corp.	1,800	13,171
	OKUMA Corp.	3,900	202,764
	Okumura Corp.	8,300	236,483
	Okura Industrial Co., Ltd.	1,600	25,667
	Okuwa Co., Ltd.	6,600	65,214
	Olympus Corp.	37,000	403,406
	Omron Corp.	11,900	566,159
	Ono Pharmaceutical Co., Ltd.	4,000	72,573
	ONO Sokki Co., Ltd.	3,200	15,209
	Onoken Co., Ltd.	4,000	50,287
	Onward Holdings Co., Ltd.	24,500	125,649
	Ootoya Holdings Co., Ltd.	600	12,093
*	Open Door, Inc.	1,200	30,169
	Open House Co., Ltd.	6,400	278,829
	Optex Group Co., Ltd.	4,300	54,308
	Oracle Corp.	2,100	174,363
	Organo Corp.	1,800	63,735
#	Orient Corp.	83,000	97,132
	Oriental Land Co., Ltd.	3,700	488,198
	Origin Co., Ltd.	1,400	18,438
	ORIX Corp.	153,300	2,187,887
	Osaka Gas Co., Ltd.	9,400	172,684
	Osaka Organic Chemical Industry, Ltd.	3,500	32,505
	Osaka Soda Co., Ltd.	2,300	56,057
	Osaka Steel Co., Ltd.	3,600	55,165
	OSAKA Titanium Technologies Co., Ltd.	3,400	55,428
	Osaki Electric Co., Ltd.	11,100	66,685
	OSG Corp.	12,300	244,139
	OSJB Holdings Corp.	31,900	72,051
	Otsuka Corp.	4,100	161,671
	Otsuka Holdings Co., Ltd.	5,600	205,940
#*	Otsuka Kagu, Ltd.	1,700	3,215
	OUG Holdings, Inc.	1,000	24,837
	Outsourcing, Inc.	20,600	245,215
	Oyo Corp.	5,800	58,687
	Pacific Industrial Co., Ltd.	12,700	178,756
	Pacific Metals Co., Ltd.	4,000	75,835
	Pack Corp. (The)	2,800	84,554
	PAL GROUP Holdings Co., Ltd.	1,800	56,125

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	PALTAC Corp.	3,200	$156,208
	Pan Pacific International Holdings Corp.	5,400	345,466
	Panasonic Corp.	108,300	913,203
	PAPYLESS Co., Ltd.	700	13,697
	Paraca, Inc.	1,500	28,711
	Paramount Bed Holdings Co., Ltd.	3,800	145,333
	Parco Co., Ltd.	5,900	64,580
	Paris Miki Holdings, Inc.	8,700	26,851
	Park24 Co., Ltd.	12,200	263,683
	Parker Corp.	3,000	13,603
	Pasona Group, Inc.	6,100	92,869
	PC Depot Corp.	7,800	32,592
	Pegasus Sewing Machine Manufacturing Co., Ltd.	5,300	26,609
	Penta-Ocean Construction Co., Ltd.	92,000	445,518
	Pepper Food Service Co., Ltd.	1,600	24,751
*	PeptiDream, Inc.	5,800	322,638
	Persol Holdings Co., Ltd.	10,500	253,963
	PIA Corp.	900	38,029
	Pickles Corp.	700	14,932
#	Pigeon Corp.	8,700	317,244
	Pilot Corp.	4,600	173,737
	Piolax, Inc.	6,200	111,170
	Pola Orbis Holdings, Inc.	4,000	100,527
	Poletowin Pitcrew Holdings, Inc.	4,600	49,124
	Press Kogyo Co., Ltd.	23,000	103,941
#	Pressance Corp.	11,700	162,852
	Prestige International, Inc.	4,500	68,901
	Prima Meat Packers, Ltd.	8,599	160,981
	Pronexus, Inc.	1,800	17,896
#*	Prospect Co., Ltd.	125,000	25,227
	Proto Corp.	4,300	44,741
	PS Mitsubishi Construction Co., Ltd.	8,000	46,123
	Punch Industry Co., Ltd.	4,300	21,932
	Qol Holdings Co., Ltd.	8,200	123,247
	Quick Co., Ltd.	1,500	22,352
	Raito Kogyo Co., Ltd.	8,000	105,284
	Raiznext Corp.	9,300	98,954
	Rakus Co., Ltd.	2,100	53,639
	Rakuten, Inc.	110,700	1,129,052
	Rasa Corp.	1,700	12,838
#	Rasa Industries, Ltd.	2,100	28,465
	Raysum Co., Ltd.	5,400	51,202
	RECOMM Co., Ltd.	7,800	10,129
	Recruit Holdings Co., Ltd.	44,400	1,503,494
	Relo Group, Inc.	9,200	243,798
	Renaissance, Inc.	2,600	38,508
*	Renesas Electronics Corp.	125,500	737,597
	Rengo Co., Ltd.	61,700	468,525
#*	RENOVA, Inc.	4,400	34,170
*	Renown, Inc.	17,300	19,665
	Resol Holdings Co., Ltd.	300	11,124
	Resona Holdings, Inc.	156,300	637,181
	Resorttrust, Inc.	13,100	189,772
	Restar Holdings Corp.	3,000	45,098
#	Retail Partners Co., Ltd.	2,500	28,012
	Rheon Automatic Machinery Co., Ltd.	1,200	20,137
	Rhythm Watch Co., Ltd.	1,300	15,135
	Riberesute Corp.	1,300	9,818
	Ricoh Co., Ltd.	50,500	462,547

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ricoh Leasing Co., Ltd.	3,900	$119,781
	Ride On Express Holdings Co., Ltd.	1,500	19,296
#	Right On Co., Ltd.	4,200	27,547
	Riken Corp.	2,100	81,739
	Riken Keiki Co., Ltd.	2,100	37,169
	Riken Technos Corp.	8,700	40,675
	Riken Vitamin Co., Ltd.	1,700	53,369
#	Ringer Hut Co., Ltd.	3,600	84,414
	Rinnai Corp.	1,600	107,825
	Rion Co., Ltd.	1,800	39,666
	Riso Kagaku Corp.	3,500	55,228
	Riso Kyoiku Co., Ltd.	18,500	86,431
	Rix Corp.	800	11,513
	Rock Field Co., Ltd.	2,800	36,183
	Rohm Co., Ltd.	3,000	209,077
	Rohto Pharmaceutical Co., Ltd.	7,200	207,394
	Rokko Butter Co., Ltd.	1,900	31,378
	Roland DG Corp.	3,900	81,784
	Rorze Corp.	2,300	55,938
	Round One Corp.	21,400	325,267
	Royal Holdings Co., Ltd.	4,100	101,768
*	Rozetta Corp.	900	27,421
	RS Technologies Co., Ltd.	600	18,592
	Ryobi, Ltd.	6,600	122,335
	Ryoden Corp.	3,500	52,332
	Ryohin Keikaku Co., Ltd.	1,500	266,254
	Ryosan Co., Ltd.	4,600	112,332
	Ryoyo Electro Corp.	5,100	84,608
	S Foods, Inc.	2,100	64,469
	S LINE Co., Ltd.	1,300	11,542
	Sac's Bar Holdings, Inc.	4,300	37,153
	Saibu Gas Co., Ltd.	5,500	114,706
	Saison Information Systems Co., Ltd.	800	15,188
	Sakai Chemical Industry Co., Ltd.	3,500	80,434
	Sakai Heavy Industries, Ltd.	500	13,480
	Sakai Moving Service Co., Ltd.	2,300	136,992
	Sakai Ovex Co., Ltd.	1,500	25,331
	Sakata INX Corp.	11,900	119,484
	Sakura Internet, Inc.	2,600	15,150
	Sala Corp.	11,500	61,423
	SAMTY Co., Ltd.	5,300	84,421
	San Holdings, Inc.	1,300	27,415
	San ju San Financial Group, Inc.	3,450	51,250
	San-A Co., Ltd.	3,400	136,502
	San-Ai Oil Co., Ltd.	13,200	126,991
*	Sanden Holdings Corp.	5,500	26,147
	Sanei Architecture Planning Co., Ltd.	3,900	54,341
	Sangetsu Corp.	1,400	25,374
	San-In Godo Bank, Ltd. (The)	39,100	236,186
*	Sanix, Inc.	7,600	16,043
	Sanken Electric Co., Ltd.	7,700	160,952
	Sanki Engineering Co., Ltd.	11,700	131,788
#	Sanko Gosei, Ltd.	4,500	15,277
	Sanko Metal Industrial Co., Ltd.	800	17,906
	Sankyo Frontier Co., Ltd.	1,100	34,017
	Sankyo Seiko Co., Ltd.	8,500	39,359
	Sankyo Tateyama, Inc.	6,600	74,053
	Sankyu, Inc.	9,200	493,935
#	Sanoh Industrial Co., Ltd.	8,500	39,672

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sansei Landic Co., Ltd.	2,000	$13,738
#	Sansei Technologies, Inc.	2,400	25,776
	Sanshin Electronics Co., Ltd.	3,200	53,607
	Santen Pharmaceutical Co., Ltd.	8,600	138,585
	Sanwa Holdings Corp.	24,500	273,139
	Sanyei Corp.	500	14,437
	Sanyo Chemical Industries, Ltd.	3,100	147,327
	Sanyo Denki Co., Ltd.	2,200	95,129
	Sanyo Electric Railway Co., Ltd.	3,200	62,634
#	Sanyo Engineering & Construction, Inc.	2,300	14,523
#	Sanyo Housing Nagoya Co., Ltd.	2,500	22,369
	Sanyo Shokai, Ltd.	3,599	50,737
	Sanyo Special Steel Co., Ltd.	4,300	58,936
	Sanyo Trading Co., Ltd.	2,400	53,768
	Sata Construction Co., Ltd.	3,000	10,974
	Sato Holdings Corp.	5,400	130,428
	Sato Shoji Corp.	3,600	29,175
#	Satori Electric Co., Ltd.	3,200	25,908
	Sawada Holdings Co., Ltd.	4,600	37,811
	Sawai Pharmaceutical Co., Ltd.	7,500	413,792
	Saxa Holdings, Inc.	1,300	24,598
	SBI Holdings, Inc.	18,700	425,162
	SBS Holdings, Inc.	6,000	88,483
#	Scala, Inc.	4,600	39,486
	SCREEN Holdings Co., Ltd.	11,600	628,556
	Scroll Corp.	7,000	21,816
	SCSK Corp.	5,200	246,879
#	SEC Carbon, Ltd.	500	44,871
#	Secom Joshinetsu Co., Ltd.	420	13,595
	Seed Co., Ltd.	3,600	35,087
	Seibu Electric & Machinery Co., Ltd.	1,200	9,488
	Seibu Holdings, Inc.	26,900	422,936
	Seika Corp.	2,100	26,263
	Seikagaku Corp.	8,300	91,044
	Seikitokyu Kogyo Co., Ltd.	9,100	55,820
	Seiko Epson Corp.	36,000	529,763
	Seiko Holdings Corp.	7,499	145,667
	Seiko PMC Corp.	1,300	9,113
	Seino Holdings Co., Ltd.	20,000	249,113
	Seiren Co., Ltd.	9,300	128,026
	Sekisui Chemical Co., Ltd.	50,600	747,920
#	Sekisui House, Ltd.	34,900	586,787
	Sekisui Jushi Corp.	2,800	53,335
	Sekisui Plastics Co., Ltd.	7,400	51,749
	Senko Group Holdings Co., Ltd.	36,100	282,830
	Senshu Electric Co., Ltd.	1,900	47,156
	Senshu Ikeda Holdings, Inc.	50,900	93,375
*	Senshukai Co., Ltd.	8,300	24,365
	Seria Co., Ltd.	4,800	112,223
	Seven & I Holdings Co., Ltd.	50,200	1,713,223
	Seven Bank, Ltd.	99,100	268,109
	Sharp Corp.	10,500	131,697
#	Shibaura Electronics Co., Ltd.	2,300	61,779
	Shibaura Mechatronics Corp.	1,200	34,036
	Shibusawa Warehouse Co., Ltd. (The)	2,600	43,396
	Shibuya Corp.	3,900	107,842
*	Shidax Corp.	6,100	12,998
*	SHIFT, Inc.	1,400	64,900
	Shiga Bank, Ltd. (The)	9,600	211,717

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shikibo, Ltd.	2,900	$26,453
	Shikoku Bank, Ltd. (The)	9,300	80,210
	Shikoku Chemicals Corp.	9,100	95,477
	Shikoku Electric Power Co., Inc.	14,900	140,152
	Shima Seiki Manufacturing, Ltd.	6,900	201,662
	Shimachu Co., Ltd.	6,900	152,265
	Shimamura Co., Ltd.	2,800	197,985
	Shimane Bank, Ltd. (The)	900	5,738
	Shimano, Inc.	900	127,061
	Shimizu Bank, Ltd. (The)	3,400	57,950
	Shimizu Corp.	55,200	444,213
	Shimojima Co., Ltd.	1,100	11,088
	Shin Nippon Biomedical Laboratories, Ltd.	5,300	35,595
	Shinagawa Refractories Co., Ltd.	1,600	42,247
	Shindengen Electric Manufacturing Co., Ltd.	2,200	71,414
	Shin-Etsu Chemical Co., Ltd.	12,200	1,242,153
	Shin-Etsu Polymer Co., Ltd.	8,100	56,974
	Shinko Electric Industries Co., Ltd.	17,900	143,945
	Shinko Shoji Co., Ltd.	4,900	86,245
	Shinmaywa Industries, Ltd.	14,100	176,243
	Shinnihon Corp.	8,500	66,818
#	Shinoken Group Co., Ltd.	7,200	52,757
	Shinsei Bank, Ltd.	12,700	191,833
	Shinsho Corp.	1,400	29,296
	Shinwa Co., Ltd.	2,300	47,892
	Ship Healthcare Holdings, Inc.	7,500	337,022
	Shiseido Co., Ltd.	14,100	1,037,542
	Shizuki Electric Co., Inc.	3,200	17,103
	Shizuoka Bank, Ltd. (The)	32,700	226,095
	Shizuoka Gas Co., Ltd.	13,800	106,655
*	Shobunsha Publications, Inc.	3,000	10,624
#	Shoei Co., Ltd.	1,900	79,332
	Shoei Foods Corp.	2,200	62,933
	Shofu, Inc.	2,600	33,170
*	Shoko Co., Ltd.	1,400	8,394
	Showa Aircraft Industry Co., Ltd.	800	9,667
	Showa Corp.	17,300	232,713
	Showa Denko K.K.	24,500	657,269
	Showa Sangyo Co., Ltd.	3,400	95,896
	Showa Shinku Co., Ltd.	700	8,258
	Sigma Koki Co., Ltd.	700	7,604
	SIGMAXYZ, Inc.	2,600	32,982
#	Siix Corp.	7,900	99,772
	Sinanen Holdings Co., Ltd.	2,400	39,137
	Sinfonia Technology Co., Ltd.	6,900	79,086
	Sinko Industries, Ltd.	2,600	37,159
	Sintokogio, Ltd.	10,000	84,181
	SK Kaken Co., Ltd.	200	91,409
	SK-Electronics Co., Ltd.	2,100	45,163
	SKY Perfect JSAT Holdings, Inc.	38,100	150,334
	Skylark Holdings Co., Ltd.	24,200	422,291
	SMC Corp.	700	253,654
	SMK Corp.	1,100	27,068
	SMS Co., Ltd.	9,200	204,278
	SNT Corp.	8,200	25,355
	Soda Nikka Co., Ltd.	4,200	21,797
	Sodick Co., Ltd.	13,900	124,474
	Soft99 Corp.	800	7,021
	SoftBank Group Corp.	131,400	6,709,041

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Softbank Technology Corp.	1,200	$24,271
	Softbrain Co., Ltd.	2,500	13,510
	Softcreate Holdings Corp.	800	12,896
#	Software Service, Inc.	400	38,209
	Sogo Medical Holdings Co., Ltd.	5,100	77,071
	Sohgo Security Services Co., Ltd.	3,200	155,124
	Sojitz Corp.	67,200	209,952
	Soken Chemical & Engineering Co., Ltd.	2,200	32,773
	Solasto Corp.	7,600	82,933
#	Soliton Systems K.K.	2,100	21,203
	Sompo Holdings, Inc.	13,700	567,358
#	Sony Corp.	29,200	1,660,718
#	Soshin Electric Co., Ltd.	2,500	10,756
	Sotetsu Holdings, Inc.	6,500	171,663
	Sotoh Co., Ltd.	2,900	26,025
#	Sourcenext Corp.	15,200	57,249
	Space Co., Ltd.	1,890	20,112
	Space Value Holdings Co., Ltd.	7,000	32,468
	Sparx Group Co., Ltd.	19,200	39,800
	SPK Corp.	1,100	26,442
	Square Enix Holdings Co., Ltd.	1,400	47,754
	SRA Holdings	2,600	58,290
	SRS Holdings Co., Ltd.	1,200	11,217
	St Marc Holdings Co., Ltd.	4,900	104,052
	Stanley Electric Co., Ltd.	12,500	309,959
	Star Mica Holdings Co., Ltd.	2,200	36,421
	Star Micronics Co., Ltd.	8,300	108,908
	Starts Corp., Inc.	10,500	248,207
	Starzen Co., Ltd.	1,700	65,434
	St-Care Holding Corp.	2,700	12,640
	Stella Chemifa Corp.	2,100	59,057
	Step Co., Ltd.	2,300	32,187
	Strike Co., Ltd.	800	19,363
	Studio Alice Co., Ltd.	3,800	70,330
	Subaru Enterprise Co., Ltd.	400	22,630
	Sugi Holdings Co., Ltd.	2,800	134,781
	Sugimoto & Co., Ltd.	2,600	46,100
	SUMCO Corp.	60,900	798,149
	Sumida Corp.	8,500	89,700
#	Suminoe Textile Co., Ltd.	1,500	40,350
	Sumiseki Holdings, Inc.	13,600	16,556
	Sumitomo Corp.	39,400	584,643
	Sumitomo Densetsu Co., Ltd.	4,100	72,682
	Sumitomo Electric Industries, Ltd.	81,900	1,013,343
	Sumitomo Forestry Co., Ltd.	35,800	448,110
	Sumitomo Heavy Industries, Ltd.	22,300	718,921
	Sumitomo Metal Mining Co., Ltd.	16,800	477,187
	Sumitomo Mitsui Construction Co., Ltd.	55,620	295,647
	Sumitomo Mitsui Financial Group, Inc.	47,500	1,661,064
	Sumitomo Mitsui Trust Holdings, Inc.	10,700	365,708
	Sumitomo Osaka Cement Co., Ltd.	11,000	420,099
	Sumitomo Precision Products Co., Ltd.	600	15,128
	Sumitomo Realty & Development Co., Ltd.	10,700	389,340
	Sumitomo Riko Co., Ltd.	10,700	83,033
	Sumitomo Rubber Industries, Ltd.	52,525	573,333
	Sumitomo Seika Chemicals Co., Ltd.	2,400	74,970
	Sumitomo Warehouse Co., Ltd. (The)	15,200	195,732
	Sun Frontier Fudousan Co., Ltd.	9,900	100,658
	Suncall Corp.	3,600	16,640

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sundrug Co., Ltd.	10,700	$295,846
	Suntory Beverage & Food, Ltd.	5,300	210,296
	Sun-Wa Technos Corp.	3,300	23,603
*	Suruga Bank, Ltd.	27,400	103,951
	Sushiro Global Holdings, Ltd.	2,500	153,329
	Suzuken Co., Ltd.	1,050	57,862
	Suzuki Co., Ltd.	2,100	12,288
	Suzuki Motor Corp.	2,300	89,949
	SWCC Showa Holdings Co., Ltd.	5,900	46,938
	Sysmex Corp.	9,000	653,428
	Systena Corp.	12,500	207,726
	Syuppin Co., Ltd.	3,700	25,117
	T Hasegawa Co., Ltd.	7,500	132,610
	T RAD Co., Ltd.	1,500	25,523
	T&D Holdings, Inc.	48,000	539,032
	T&K Toka Co., Ltd.	6,000	53,500
	Tachibana Eletech Co., Ltd.	4,880	75,684
	Tachikawa Corp.	2,800	34,448
	Tachi-S Co., Ltd.	7,100	90,982
	Tadano, Ltd.	26,800	240,968
	Taihei Dengyo Kaisha, Ltd.	3,900	80,577
	Taiheiyo Cement Corp.	27,300	766,730
	Taiheiyo Kouhatsu, Inc.	2,400	16,656
	Taiho Kogyo Co., Ltd.	3,300	23,454
	Taikisha, Ltd.	2,600	77,547
	Taiko Bank, Ltd. (The)	1,900	32,173
	Taisei Corp.	25,800	890,118
	Taisei Lamick Co., Ltd.	900	23,947
	Taisei Oncho Co., Ltd.	1,100	19,055
	Taisho Pharmaceutical Holdings Co., Ltd.	1,500	114,375
	Taiyo Holdings Co., Ltd.	3,500	107,364
#	Taiyo Yuden Co., Ltd.	34,500	682,412
	Takachiho Koheki Co., Ltd.	1,900	18,571
#	Takagi Seiko Corp.	500	11,784
	Takamatsu Construction Group Co., Ltd.	3,600	75,628
#	Takamatsu Machinery Co., Ltd.	900	7,010
	Takamiya Co., Ltd.	4,700	34,159
	Takano Co., Ltd.	2,300	16,700
	Takaoka Toko Co., Ltd.	3,000	32,900
	Takara Leben Co., Ltd.	27,900	97,379
	Takara Standard Co., Ltd.	9,200	144,215
	Takasago International Corp.	3,400	93,317
	Takasago Thermal Engineering Co., Ltd.	1,900	29,333
	Takashima & Co., Ltd.	600	9,239
	Takashimaya Co., Ltd.	16,500	189,269
	Take And Give Needs Co., Ltd.	3,100	28,870
	TAKEBISHI Corp.	2,200	29,069
	Takeei Corp.	3,700	33,250
	Takemoto Yohki Co., Ltd.	2,500	26,794
	Takeuchi Manufacturing Co., Ltd.	10,800	167,035
	Takihyo Co., Ltd.	1,600	27,328
	Takisawa Machine Tool Co., Ltd.	1,800	23,381
	Takuma Co., Ltd.	7,400	87,810
	Tama Home Co., Ltd.	4,700	65,042
	Tamron Co., Ltd.	4,300	96,215
	Tamura Corp.	12,100	68,140
	Tanabe Engineering Corp.	1,100	7,617
	Tanseisha Co., Ltd.	5,400	64,043
#*	Tateru, Inc.	3,000	5,148

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tatsuta Electric Wire and Cable Co., Ltd.	10,600	$46,780
	Tayca Corp.	3,300	69,407
	Tazmo Co., Ltd.	2,300	18,405
	Tbk Co., Ltd.	6,200	22,701
	TDC Soft, Inc.	2,800	22,458
	TDK Corp.	18,600	1,428,058
	Tear Corp.	1,600	9,449
	TechMatrix Corp.	1,900	37,959
	Techno Medica Co., Ltd.	900	18,079
	Techno Ryowa, Ltd.	1,600	11,686
	Techno Smart Corp.	2,600	16,097
	TechnoPro Holdings, Inc.	6,600	372,700
	Tecnos Japan, Inc.	1,400	7,938
	Teijin, Ltd.	61,700	1,067,452
	Teikoku Sen-I Co., Ltd.	2,300	42,068
	Teikoku Tsushin Kogyo Co., Ltd.	1,600	17,043
	Tekken Corp.	3,300	87,683
	Tenma Corp.	4,400	75,091
	Teraoka Seisakusho Co., Ltd.	2,100	9,146
	T-Gaia Corp.	3,700	74,834
	THK Co., Ltd.	21,400	539,327
	Tigers Polymer Corp.	3,500	18,087
	TIS, Inc.	9,700	503,487
	TKC Corp.	2,400	99,766
	Toa Corp.	6,200	67,927
	Toa Corp.	4,100	53,252
	Toa Oil Co., Ltd.	2,100	36,189
	TOA ROAD Corp.	1,500	46,367
	Toagosei Co., Ltd.	28,800	297,956
	Toba, Inc.	500	13,436
	Tobishima Corp.	4,270	49,385
	Tobu Railway Co., Ltd.	8,200	233,138
	TOC Co., Ltd.	12,700	80,688
	Tocalo Co., Ltd.	20,500	153,262
	Tochigi Bank, Ltd. (The)	29,200	47,727
	Toda Corp.	28,500	156,115
#	Toda Kogyo Corp.	800	16,691
	Toei Animation Co., Ltd.	2,700	112,943
	Toei Co., Ltd.	400	54,832
#	Toell Co., Ltd.	1,900	12,419
	Toenec Corp.	2,000	58,554
#	Togami Electric Manufacturing Co., Ltd.	1,000	14,999
	Toho Bank, Ltd. (The)	49,400	118,557
	Toho Co., Ltd.	1,400	54,358
	Toho Co., Ltd.	2,500	45,092
	Toho Gas Co., Ltd.	4,700	178,717
	Toho Holdings Co., Ltd.	13,300	295,748
	Toho Titanium Co., Ltd.	3,900	30,382
	Toho Zinc Co., Ltd.	3,500	74,874
	Tohoku Bank, Ltd. (The)	1,800	17,147
	Tohoku Electric Power Co., Inc.	17,800	178,104
	Tohoku Steel Co., Ltd.	900	11,953
	Tohokushinsha Film Corp.	5,700	30,746
#	Tokai Carbon Co., Ltd.	38,500	377,262
	Tokai Corp.	2,700	53,119
	TOKAI Holdings Corp.	28,600	243,995
	Tokai Lease Co., Ltd.	1,100	17,363
	Tokai Rika Co., Ltd.	18,900	309,588
	Tokai Tokyo Financial Holdings, Inc.	45,100	136,841

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Token Corp.	2,310	$132,606
	Tokio Marine Holdings, Inc.	18,800	997,923
	Tokushu Tokai Paper Co., Ltd.	2,300	79,053
	Tokuyama Corp.	21,100	485,682
*	Tokyo Base Co., Ltd.	1,800	12,244
	Tokyo Broadcasting System Holdings, Inc.	5,200	88,146
	Tokyo Century Corp.	7,600	314,146
	Tokyo Dome Corp.	21,700	199,694
*	Tokyo Electric Power Co. Holdings, Inc.	59,200	284,773
	Tokyo Electron Device, Ltd.	1,800	33,838
	Tokyo Electron, Ltd.	5,600	948,485
	Tokyo Energy & Systems, Inc.	7,100	61,102
	Tokyo Gas Co., Ltd.	9,900	247,121
	Tokyo Individualized Educational Institute, Inc.	1,500	12,601
	Tokyo Keiki, Inc.	2,000	17,671
	Tokyo Kiraboshi Financial Group, Inc.	7,022	93,903
	Tokyo Printing Ink Manufacturing Co., Ltd.	300	7,096
#	Tokyo Rakutenchi Co., Ltd.	400	19,022
	Tokyo Rope Manufacturing Co., Ltd.	2,600	21,774
	Tokyo Sangyo Co., Ltd.	6,600	30,012
	Tokyo Seimitsu Co., Ltd.	11,100	311,262
	Tokyo Tatemono Co., Ltd.	39,100	456,221
	Tokyo Tekko Co., Ltd.	2,300	29,275
	Tokyo Theatres Co., Inc.	1,900	23,692
	Tokyu Construction Co., Ltd.	28,040	191,790
	Tokyu Corp.	21,800	381,736
	Tokyu Fudosan Holdings Corp.	94,543	546,939
	Tokyu Recreation Co., Ltd.	600	27,296
	Toli Corp.	10,700	24,988
	Tomato Bank, Ltd.	2,600	24,838
	Tomen Devices Corp.	500	10,619
	Tomoe Corp.	5,400	19,851
	Tomoe Engineering Co., Ltd.	2,000	43,939
	Tomoegawa Co., Ltd.	1,200	10,581
	Tomoku Co., Ltd.	2,200	35,555
	TOMONY Holdings, Inc.	38,500	125,158
	Tomy Co., Ltd.	26,400	337,179
	Tonami Holdings Co., Ltd.	1,300	67,600
	Topcon Corp.	33,400	389,952
	Toppan Forms Co., Ltd.	12,800	111,503
	Toppan Printing Co., Ltd.	17,600	286,068
	Topre Corp.	11,400	171,012
	Topy Industries, Ltd.	4,000	85,260
	Toray Industries, Inc.	93,900	645,983
#	Torex Semiconductor, Ltd.	1,400	15,183
	Toridoll Holdings Corp.	7,400	167,286
	Torigoe Co., Ltd. (The)	4,100	30,531
	Torii Pharmaceutical Co., Ltd.	3,700	88,512
	Torishima Pump Manufacturing Co., Ltd.	4,500	41,568
	Tosei Corp.	8,900	93,590
	Toshiba Corp.	1,200	38,288
	Toshiba Machine Co., Ltd.	4,900	107,786
	Toshiba Plant Systems & Services Corp.	3,900	65,259
	Toshiba TEC Corp.	8,800	260,867
	Tosho Co., Ltd.	3,200	79,533
*	Tosho Printing Co., Ltd.	5,000	65,374
	Tosoh Corp.	46,800	655,943
#	Totech Corp.	1,700	37,108
	Totetsu Kogyo Co., Ltd.	4,800	131,269

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOTO, Ltd.	5,799	$232,199
	Totoku Electric Co., Ltd.	500	8,683
	Tottori Bank, Ltd. (The)	2,400	31,666
	Toukei Computer Co., Ltd.	700	19,659
	Tow Co., Ltd.	5,100	36,504
	Towa Bank, Ltd. (The)	9,200	60,959
	Towa Corp.	7,800	61,424
	Towa Pharmaceutical Co., Ltd.	5,100	127,982
	Toyo Construction Co., Ltd.	21,000	82,656
	Toyo Corp.	5,600	54,230
	Toyo Denki Seizo K.K.	1,200	16,794
*	Toyo Engineering Corp.	7,500	38,610
	Toyo Gosei Co., Ltd.	1,400	22,490
	Toyo Ink SC Holdings Co., Ltd.	8,900	194,455
	Toyo Kanetsu K.K.	2,900	51,679
	Toyo Logistics Co., Ltd.	6,300	18,382
	Toyo Machinery & Metal Co., Ltd.	4,900	26,094
	Toyo Securities Co., Ltd.	14,000	15,818
	Toyo Seikan Group Holdings, Ltd.	11,100	193,767
	Toyo Suisan Kaisha, Ltd.	1,400	56,298
	Toyo Tanso Co., Ltd.	3,500	67,209
	Toyo Tire Corp	33,000	431,092
	Toyo Wharf & Warehouse Co., Ltd.	1,500	18,960
	Toyobo Co., Ltd.	28,900	360,639
	Toyoda Gosei Co., Ltd.	23,700	435,861
	Toyota Boshoku Corp.	16,400	230,226
	Toyota Industries Corp.	4,400	228,423
	Toyota Tsusho Corp.	18,400	532,605
	TPR Co., Ltd.	6,600	114,299
	Trancom Co., Ltd.	2,400	138,296
	Transaction Co., Ltd.	2,200	21,584
	Trend Micro, Inc.	8,200	357,536
	Tri Chemical Laboratories, Inc.	1,400	71,623
	Trinity Industrial Corp.	2,000	13,151
	Trusco Nakayama Corp.	6,800	139,735
	Trust Tech, Inc.	3,200	45,518
	TS Tech Co., Ltd.	11,700	322,092
	TSI Holdings Co., Ltd.	15,400	83,098
	Tsubaki Nakashima Co., Ltd.	14,500	250,007
	Tsubakimoto Chain Co.	7,100	232,596
	Tsubakimoto Kogyo Co., Ltd.	1,200	36,774
	Tsudakoma Corp.	1,200	15,245
	Tsugami Corp.	14,000	112,611
	Tsukada Global Holdings, Inc.	5,000	25,282
	Tsukishima Kikai Co., Ltd.	6,600	78,056
	Tsukuba Bank, Ltd.	28,700	44,485
	Tsukui Corp.	16,000	73,570
	Tsumura & Co.	3,300	90,935
	Tsuruha Holdings, Inc.	2,500	254,479
	Tsurumi Manufacturing Co., Ltd.	4,800	80,934
	Tsutsumi Jewelry Co., Ltd.	1,500	28,557
	Tsuzuki Denki Co., Ltd.	1,700	18,797
	TV Asahi Holdings Corp.	5,300	86,942
	Tv Tokyo Holdings Corp.	3,500	74,086
#	TYK Corp.	5,500	15,448
	UACJ Corp.	10,100	165,138
	Ube Industries, Ltd.	33,900	705,813
	Uchida Yoko Co., Ltd.	1,000	31,107
	Uchiyama Holdings Co., Ltd.	3,100	14,791

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ulvac, Inc.	14,200	$594,371
	UMC Electronics Co., Ltd.	1,400	13,246
	Unicharm Corp.	8,600	243,303
	Uniden Holdings Corp.	1,300	22,539
	UNIMAT Retirement Community Co., Ltd.	1,200	18,965
	Union Tool Co.	1,200	35,803
	Unipres Corp.	13,400	218,161
	United Arrows, Ltd.	3,800	108,902
	United Super Markets Holdings, Inc.	11,400	101,106
#	UNITED, Inc.	3,600	46,354
*	Unitika, Ltd.	18,800	71,485
#	Unizo Holdings Co., Ltd.	4,800	155,783
#	Urbanet Corp. Co., Ltd.	3,300	10,433
*	Usen-Next Holdings Co., Ltd.	2,700	20,235
	Ushio, Inc.	27,400	349,580
	USS Co., Ltd.	8,700	172,286
#	UT Group Co., Ltd.	5,200	114,101
	Utoc Corp.	3,900	17,354
	V Technology Co., Ltd.	1,600	75,266
	Valor Holdings Co., Ltd.	12,400	255,976
	Valqua, Ltd.	4,800	95,648
	Value HR Co., Ltd.	700	22,143
	ValueCommerce Co., Ltd.	2,700	46,747
*	V-Cube, Inc.	4,000	21,632
*	Vector, Inc.	4,800	41,328
#	Vertex Corp.	1,060	12,985
	Village Vanguard Co., Ltd.	1,200	10,968
*	Vision, Inc.	1,000	47,766
#*	Visionary Holdings Co., Ltd.	23,900	9,346
#	Vital KSK Holdings, Inc.	10,100	97,901
	VT Holdings Co., Ltd.	25,500	100,226
	Wacoal Holdings Corp.	11,200	271,697
	Wacom Co., Ltd.	22,600	79,611
	Wakachiku Construction Co., Ltd.	3,700	49,499
*	Wakamoto Pharmaceutical Co., Ltd.	4,500	10,585
	Wakita & Co., Ltd.	9,800	98,194
	Warabeya Nichiyo Holdings Co., Ltd.	3,800	59,719
	Waseda Academy Co., Ltd.	2,000	13,436
	Watahan & Co., Ltd.	1,100	23,094
#	WATAMI Co., Ltd.	4,400	61,640
	Watts Co., Ltd.	1,800	11,615
	WDB Holdings Co., Ltd.	1,400	35,411
	Weathernews, Inc.	900	25,796
#	Welcia Holdings Co., Ltd.	2,730	126,850
#	West Holdings Corp.	5,300	56,480
	Will Group, Inc.	3,100	24,970
	WIN-Partners Co., Ltd.	1,900	20,970
	Wood One Co., Ltd.	1,900	17,253
	Workman Co., Ltd.	400	18,219
	World Holdings Co., Ltd.	2,600	35,246
	Wowow, Inc.	1,700	40,972
	Xebio Holdings Co., Ltd.	6,300	69,756
	YAC Holdings Co., Ltd.	1,700	16,122
	Yachiyo Industry Co., Ltd.	900	5,226
	Yagi & Co., Ltd.	800	12,193
	Yahagi Construction Co., Ltd.	6,700	43,174
	Yahoo Japan Corp.	116,500	341,220
	Yaizu Suisankagaku Industry Co., Ltd.	1,700	16,878
	Yakult Honsha Co., Ltd.	1,900	107,122

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Yakuodo Co., Ltd.	1,500	$32,944
	YAMABIKO Corp.	8,100	68,685
	YAMADA Consulting Group Co., Ltd.	1,400	25,327
#	Yamada Denki Co., Ltd.	45,800	202,022
	Yamagata Bank, Ltd. (The)	6,099	89,079
	Yamaguchi Financial Group, Inc.	24,800	173,143
	Yamaha Motor Co., Ltd.	36,100	633,011
*	Yamaha Motor Robotics Holdings Co., Ltd.	3,800	15,237
	Yamaichi Electronics Co., Ltd.	5,700	61,599
#	YA-MAN, Ltd.	5,800	46,728
	Yamanashi Chuo Bank, Ltd. (The)	7,300	76,014
	Yamatane Corp.	2,600	33,221
	Yamato Corp.	4,700	24,324
	Yamato Holdings Co., Ltd.	8,800	172,765
	Yamato International, Inc.	3,200	12,389
	Yamato Kogyo Co., Ltd.	11,100	287,149
	Yamaura Corp.	2,200	16,797
	Yamazaki Baking Co., Ltd.	22,900	347,744
	Yamazawa Co., Ltd.	900	13,816
	Yamazen Corp.	11,300	107,357
	Yaoko Co., Ltd.	3,700	169,421
	Yashima Denki Co., Ltd.	3,400	27,702
#	Yaskawa Electric Corp.	15,600	516,233
	Yasuda Logistics Corp.	3,400	27,761
#	Yasunaga Corp.	2,300	30,049
	Yellow Hat, Ltd.	9,400	120,159
	Yodogawa Steel Works, Ltd.	5,700	108,497
	Yokogawa Bridge Holdings Corp.	6,500	101,041
	Yokogawa Electric Corp.	11,600	207,603
	Yokohama Reito Co., Ltd.	12,100	113,542
	Yokohama Rubber Co., Ltd. (The)	40,200	739,631
	Yondenko Corp.	1,100	27,402
	Yondoshi Holdings, Inc.	2,400	57,486
	Yorozu Corp.	5,900	77,476
#	Yotai Refractories Co., Ltd.	4,900	25,633
	Yuasa Trading Co., Ltd.	3,500	98,646
	Yuken Kogyo Co., Ltd.	700	10,986
#	Yume No Machi Souzou Iinkai Co., Ltd.	2,600	38,982
#	Yumeshin Holdings Co., Ltd.	7,900	57,838
	Yurtec Corp.	10,600	70,338
	Yushiro Chemical Industry Co., Ltd.	2,000	24,696
	Yutaka Giken Co., Ltd.	200	3,170
	Zaoh Co., Ltd.	800	9,823
	Zenitaka Corp. (The)	600	24,664
	Zenkoku Hosho Co., Ltd.	10,100	393,963
	Zenrin Co., Ltd.	5,700	104,794
	Zensho Holdings Co., Ltd.	9,400	201,928
	Zeon Corp.	51,600	596,744
	ZIGExN Co., Ltd.	9,400	67,350
#	Zojirushi Corp.	6,100	73,486
	ZOZO, Inc.	12,500	235,704
	Zuiko Corp.	700	21,433
	Zuken, Inc.	1,400	23,987
TOTAL JAPAN			267,342,132
NETHERLANDS — (3.2%)
	Aalberts NV	30,044	1,208,850
	ABN AMRO Bank NV	26,025	520,955
	Accell Group NV	3,380	80,661

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Aegon NV	214,942	$1,059,218
	Aegon NV	17,377	85,495
	Akzo Nobel NV	16,598	1,566,114
#*	Altice Europe NV	76,429	284,533
*	Altice Europe NV, Class B	3,103	11,576
#	AMG Advanced Metallurgical Group NV	10,708	306,559
	Amsterdam Commodities NV	4,113	86,771
	APERAM SA	9,685	239,339
	Arcadis NV	14,642	298,719
	ArcelorMittal	38,288	601,887
	ASM International NV	9,631	785,585
	ASML Holding NV	1,474	328,443
	ASML Holding NV	12,601	2,807,604
	ASR Nederland NV	31,857	1,197,075
*	Basic-Fit NV	9,132	287,586
	BE Semiconductor Industries NV	28,622	847,089
#*	Beter Bed Holding NV	3,857	9,255
*	BinckBank NV	19,199	134,588
	Boskalis Westminster	14,950	337,593
	Brunel International NV	1,267	18,064
	Coca-Cola European Partners P.L.C.	21,042	1,159,819
	Corbion NV	15,816	516,972
#	Flow Traders	13,664	362,008
	ForFarmers NV	11,164	87,771
#*	Fugro NV	17,870	145,859
	GrandVision NV	15,221	456,231
*	Heijmans NV	6,603	60,991
	Hunter Douglas NV	1,198	81,081
	IMCD NV	6,809	599,873
	ING Groep NV	139,784	1,551,007
	Intertrust NV	6,117	116,849
	KAS Bank NV	3,123	43,245
	Kendrion NV	4,270	82,141
	Koninklijke Ahold Delhaize NV	153,155	3,478,590
#	Koninklijke BAM Groep NV	84,466	282,563
	Koninklijke DSM NV	16,334	2,023,587
	Koninklijke KPN NV	537,132	1,531,602
#	Koninklijke Philips NV	15,500	725,245
	Koninklijke Vopak NV	4,920	242,581
	Nederland Apparatenfabriek	1,294	69,259
#	NN Group NV	28,318	1,063,937
*	OCI NV	22,234	579,908
	Ordina NV	25,878	52,948
#	Randstad NV	32,807	1,646,710
	SBM Offshore NV	52,687	1,042,523
#	Signify NV	31,291	849,512
	Sligro Food Group NV	7,241	231,821
	TKH Group NV	11,860	703,644
#	TomTom NV	20,625	243,549
	Unilever NV	39,041	2,254,227
	Unilever NV	14,403	834,850
	Van Lanschot Kempen NV	3,124	63,789
	Wessanen	18,265	228,958
	Wolters Kluwer NV	19,213	1,392,660
TOTAL NETHERLANDS			37,909,869
NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd.	56,401	662,718
	Abano Healthcare Group, Ltd.	2,918	7,841

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Air New Zealand, Ltd.	201,351	$358,450
	Arvida Group, Ltd.	18,686	16,786
	Auckland International Airport, Ltd.	47,356	288,493
*	CBL Corp., Ltd.	8,101	3,162
	Chorus, Ltd.	125,405	454,128
#	Comvita, Ltd.	2,440	4,838
	Contact Energy, Ltd.	48,151	245,664
	EBOS Group, Ltd.	14,768	241,522
*	Eroad, Ltd.	3,923	7,865
	Fisher & Paykel Healthcare Corp., Ltd.	30,399	327,664
	Fletcher Building, Ltd.	72,442	235,453
#*	Fonterra Co-operative Group, Ltd.	11,016	27,241
	Freightways, Ltd.	22,414	126,090
	Genesis Energy, Ltd.	65,241	146,704
	Gentrack Group, Ltd.	5,468	19,013
	Hallenstein Glasson Holdings, Ltd.	9,781	34,425
	Heartland Group Holdings, Ltd.	93,474	100,338
	Infratil, Ltd.	99,871	304,459
	Investore Property, Ltd.	23,836	29,586
	Kathmandu Holdings, Ltd.	37,346	52,058
	Mainfreight, Ltd.	9,951	274,274
	Mercury NZ, Ltd.	24,238	72,492
	Meridian Energy, Ltd.	28,632	88,128
	Metlifecare, Ltd.	28,991	83,249
	Metro Performance Glass, Ltd.	28,095	6,879
	NEW Zealand King Salmon Investments, Ltd.	12,378	15,081
	New Zealand Refining Co., Ltd. (The)	33,462	47,328
#	NZME, Ltd.	18,597	6,581
#	NZX, Ltd.	41,030	32,013
	Oceania Healthcare, Ltd.	26,135	17,798
	PGG Wrightson, Ltd.	27,698	10,013
#	Port of Tauranga, Ltd.	32,566	131,657
	Ryman Healthcare, Ltd.	11,395	96,080
	Sanford, Ltd.	11,436	50,262
#	Scales Corp., Ltd.	16,423	49,036
#	Skellerup Holdings, Ltd.	28,994	44,220
#	SKY Network Television, Ltd.	82,458	68,628
	Spark New Zealand, Ltd.	135,398	352,948
#	Steel & Tube Holdings, Ltd.	26,145	16,115
	Summerset Group Holdings, Ltd.	58,228	215,471
*	Synlait Milk, Ltd.	9,559	62,809
	Tourism Holdings, Ltd.	27,790	74,641
#*	TOWER, Ltd.	17,032	8,339
	Trustpower, Ltd.	7,314	36,400
	Vector, Ltd.	17,959	45,224
	Vista Group International, Ltd.	12,295	49,955
	Warehouse Group, Ltd. (The)	25,303	37,708
	Z Energy, Ltd.	77,831	331,022
TOTAL NEW ZEALAND			6,018,849
NORWAY — (1.0%)
	ABG Sundal Collier Holding ASA	85,449	34,366
*	Adevinta ASA, Class A	2,182	24,550
*	Adevinta ASA, Class B	2,783	30,868
	AF Gruppen ASA	3,136	59,719
*	Akastor ASA	34,023	43,307
#	Aker BP ASA	11,645	329,541
*	Aker Solutions ASA	32,032	102,460
	American Shipping Co. ASA	14,670	57,525

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	Archer, Ltd.	12,255	$6,437
	Atea ASA	17,327	220,437
	Austevoll Seafood ASA	24,096	245,151
*	Avance Gas Holding, Ltd.	10,487	31,072
#*	Axactor SE	15,198	31,937
#	B2Holding ASA	18,973	21,113
	Bakkafrost P/F	6,466	372,523
	Bonheur ASA	6,002	121,323
	Borregaard ASA	29,576	309,753
*	BW LPG, Ltd.	22,221	101,663
*	BW Offshore, Ltd.	27,016	151,673
	Data Respons ASA	7,305	27,294
	DNB ASA	36,473	652,524
	DNO ASA	210,457	352,006
*	DOF ASA	31,179	12,784
	Entra ASA	8,739	126,759
	Equinor ASA	97,963	1,756,505
#	Equinor ASA, Sponsored ADR	3,101	55,229
	Europris ASA	18,368	52,703
*	FLEX LNG, Ltd.	3,497	43,404
*	Frontline, Ltd.	17,943	130,941
	Gjensidige Forsikring ASA	7,694	149,445
	Grieg Seafood ASA	14,604	207,727
*	Hexagon Composites ASA	9,870	38,082
	Hoegh LNG Holdings, Ltd.	11,854	48,753
*	Kongsberg Automotive ASA	69,568	51,169
	Kvaerner ASA	31,962	44,922
	Leroy Seafood Group ASA	13,669	85,930
	Mowi ASA	20,357	489,240
*	NEL ASA	38,810	30,438
*	Nordic Semiconductor ASA	4,141	20,499
	Norsk Hydro ASA	204,186	694,496
	Norway Royal Salmon ASA	1,193	26,074
*	Norwegian Air Shuttle ASA	8,639	38,576
*	Norwegian Finans Holding ASA	27,148	188,288
#	Norwegian Property ASA	1,195	1,592
	Ocean Yield ASA	18,903	111,780
#*	Odfjell Drilling, Ltd.	26,164	77,565
*	Odfjell SE, Class A	3,280	9,568
	Olav Thon Eiendomsselskap ASA	3,755	61,421
	Orkla ASA	14,424	122,686
*	Otello Corp. ASA	37,717	69,133
*	PGS ASA	89,474	126,852
*	Prosafe SE	10,014	12,229
#*	Protector Forsikring ASA	7,037	38,187
#*	REC Silicon ASA	28,794	16,848
	Salmar ASA	4,507	208,173
	Sbanken ASA	10,925	83,923
	Scatec Solar ASA	21,225	218,617
	Schibsted ASA, Class A	2,182	58,682
	Schibsted ASA, Class B	2,783	71,745
	Selvaag Bolig ASA	9,716	50,958
	Solon Eiendom ASA	3,787	15,235
	SpareBank 1 SR-Bank ASA	23,932	257,491
	Spectrum ASA	11,722	80,006
	Stolt-Nielsen, Ltd.	7,288	83,467
	Storebrand ASA	68,789	464,850
	Subsea 7 SA	20,912	224,136
	Telenor ASA	18,061	365,969

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	TGS NOPEC Geophysical Co. ASA	16,290	$393,749
	Tomra Systems ASA	9,964	293,060
	Treasure ASA	11,954	18,408
	Veidekke ASA	20,274	182,676
#	XXL ASA	7,060	21,644
	Yara International ASA	4,353	203,935
TOTAL NORWAY			11,563,791
PORTUGAL — (0.2%)
	Altri SGPS SA	17,850	117,128
	Banco Comercial Portugues SA, Class R	1,456,963	372,354
#	CTT-Correios de Portugal SA	26,952	57,418
	EDP - Energias de Portugal SA	67,830	248,300
	EDP Renovaveis SA	23,116	237,990
	Galp Energia SGPS SA	16,919	263,397
	Jeronimo Martins SGPS SA	25,923	418,295
#	Mota-Engil SGPS SA	24,656	49,495
	Navigator Co. SA (The)	48,904	164,394
	NOS SGPS SA	86,892	539,543
	REN - Redes Energeticas Nacionais SGPS SA	25,119	67,898
	Semapa-Sociedade de Investimento e Gestao	7,457	98,507
	Sonae Capital SGPS SA	22,088	17,295
	Sonae SGPS SA	220,723	205,841
TOTAL PORTUGAL			2,857,855
SINGAPORE — (1.1%)
	Accordia Golf Trust	144,700	55,797
	AEM Holdings, Ltd.	25,700	21,737
#	Amara Holdings, Ltd.	40,200	14,211
	Ascendas India Trust	123,700	126,793
	Banyan Tree Holdings, Ltd.	72,700	25,531
#	Best World International, Ltd.	53,300	52,753
	Boustead Projects, Ltd.	2,700	1,947
	Boustead Singapore, Ltd.	79,500	44,486
	BreadTalk Group, Ltd.	24,000	12,226
	Bukit Sembawang Estates, Ltd.	34,300	137,344
	CapitaLand, Ltd.	143,400	375,681
	Centurion Corp., Ltd.	37,000	11,170
	China Aviation Oil Singapore Corp., Ltd.	51,700	47,469
	China Sunsine Chemical Holdings, Ltd.	107,400	87,559
	Chip Eng Seng Corp., Ltd.	104,700	53,459
	Chuan Hup Holdings, Ltd.	81,300	15,940
#	CITIC Envirotech, Ltd.	259,900	61,151
	City Developments, Ltd.	28,500	199,995
	ComfortDelGro Corp., Ltd.	206,400	404,541
	Dairy Farm International Holdings, Ltd.	15,200	113,819
	DBS Group Holdings, Ltd.	34,677	661,180
	Del Monte Pacific, Ltd.	53,748	5,866
	Delfi, Ltd.	26,800	25,407
	Delong Holdings, Ltd.	9,000	45,814
	Duty Free International, Ltd.	58,700	7,684
*	Dyna-Mac Holdings, Ltd.	42,000	3,502
	Elec & Eltek International Co., Ltd.	6,400	9,139
*	Ezion Holdings, Ltd.	982,352	23,091
#*	Ezra Holdings, Ltd.	190,010	1,443
	Far East Orchard, Ltd.	39,600	34,410
	First Resources, Ltd.	102,800	116,448
	Food Empire Holdings, Ltd.	42,400	16,010

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Fragrance Group, Ltd.	64,000	$6,054
	Fraser and Neave, Ltd.	32,500	39,920
	Frasers Property, Ltd.	62,400	82,165
	Frencken Group, Ltd.	61,500	31,686
	Fu Yu Corp., Ltd.	102,100	16,603
*	Gallant Venture, Ltd.	52,000	4,456
	Geo Energy Resources, Ltd.	113,700	12,704
	GL, Ltd.	85,500	49,087
	Golden Agri-Resources, Ltd.	1,138,100	243,088
	Golden Energy & Resources, Ltd.	34,500	5,247
	Great Eastern Holdings, Ltd.	3,500	64,601
	GuocoLand, Ltd.	70,700	102,197
*	Halcyon Agri Corp., Ltd.	43,213	14,891
	Hanwell Holdings, Ltd.	88,400	13,161
#	Haw Par Corp., Ltd.	20,800	210,910
	Hi-P International, Ltd.	51,800	51,690
	Ho Bee Land, Ltd.	39,400	67,496
	Hong Fok Corp., Ltd.	66,700	41,606
*	Hong Leong Asia, Ltd.	59,600	24,843
	Hong Leong Finance, Ltd.	55,000	110,702
	Hongkong Land Holdings, Ltd.	34,000	207,349
	Hotel Grand Central, Ltd.	28,891	27,523
	Hour Glass, Ltd. (The)	3,100	1,907
	Hutchison Port Holdings Trust	914,900	200,030
*	Hyflux, Ltd.	78,700	1,668
	iFAST Corp., Ltd.	17,500	14,224
	Indofood Agri Resources, Ltd.	119,900	25,631
	Japfa, Ltd.	166,300	61,402
	Jardine Cycle & Carriage, Ltd.	6,066	148,422
#	Keppel Corp., Ltd.	87,500	404,314
	Keppel Infrastructure Trust	452,371	167,569
	KSH Holdings, Ltd.	38,300	12,587
	Lian Beng Group, Ltd.	68,800	24,949
	Lum Chang Holdings, Ltd.	70,700	17,740
	Metro Holdings, Ltd.	77,400	58,501
#*	Midas Holdings, Ltd.	218,800	5,732
*	mm2 Asia, Ltd.	101,700	16,973
	Olam International, Ltd.	16,700	23,538
	Oversea-Chinese Banking Corp., Ltd.	170,448	1,419,096
	Oxley Holdings, Ltd.	181,175	43,286
*	Pacc Offshore Services Holdings, Ltd.	43,100	4,731
	Pan-United Corp., Ltd.	47,875	11,508
	Penguin International, Ltd.	28,666	10,755
	Perennial Real Estate Holdings, Ltd.	18,700	8,430
	Q&M Dental Group Singapore, Ltd.	44,700	15,590
	QAF, Ltd.	44,382	23,610
*	Raffles Education Corp., Ltd.	133,900	7,724
	RHT Health Trust	103,300	1,438
	Riverstone Holdings, Ltd.	21,800	14,271
	Roxy-Pacific Holdings, Ltd.	25,150	7,112
	SATS, Ltd.	66,500	231,697
	SBS Transit, Ltd.	6,200	18,828
	Sembcorp Industries, Ltd.	370,500	626,878
	Sheng Siong Group, Ltd.	98,700	83,223
	SIIC Environment Holdings, Ltd.	190,400	32,584
	Sinarmas Land, Ltd.	175,900	30,999
	Sing Holdings, Ltd.	67,700	19,673
	Singapore Airlines, Ltd.	120,000	840,144
	Singapore Exchange, Ltd.	40,600	232,942

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Post, Ltd.	342,600	$239,902
	Singapore Press Holdings, Ltd.	272,600	435,867
	Singapore Telecommunications, Ltd.	217,800	525,381
	Stamford Land Corp., Ltd.	122,800	42,440
	StarHub, Ltd.	74,700	81,847
	Straits Trading Co., Ltd.	19,800	32,947
	Sunningdale Tech, Ltd.	49,000	48,954
*	Swiber Holdings, Ltd.	23,999	356
	Tuan Sing Holdings, Ltd.	105,694	26,397
	UMS Holdings, Ltd.	71,875	33,136
	United Engineers, Ltd.	84,500	160,375
	United Overseas Bank, Ltd.	61,370	1,169,267
	UOB-Kay Hian Holdings, Ltd.	64,419	56,587
	UOL Group, Ltd.	54,351	288,856
	Valuetronics Holdings, Ltd.	117,650	55,670
	Venture Corp., Ltd.	46,200	515,566
	Wee Hur Holdings, Ltd.	81,000	13,219
	Wing Tai Holdings, Ltd.	114,900	176,171
	Yangzijiang Shipbuilding Holdings Ltd.	143,600	148,075
*	Yongnam Holdings, Ltd.	92,650	11,908
TOTAL SINGAPORE			13,174,209
SPAIN — (2.3%)
	Acciona SA	6,672	710,428
	Acerinox SA	44,968	375,698
	ACS Actividades de Construccion y Servicios SA	22,889	924,856
	Aena SME SA	4,633	839,880
	Alantra Partners SA	1,555	25,896
	Amadeus IT Group SA	16,254	1,270,200
#*	Amper SA	166,633	45,569
	Applus Services SA	42,510	597,551
	Atresmedia Corp. de Medios de Comunicacion SA	12,702	49,492
	Azkoyen SA	1,900	14,926
	Banco Bilbao Vizcaya Argentaria SA	138,400	704,693
	Banco de Sabadell SA	647,042	565,115
	Banco Santander SA	673,968	2,876,678
	Bankia SA	155,268	307,834
	Bankinter SA	113,933	739,054
	Bolsas y Mercados Espanoles SHMSF SA	19,372	457,155
	CaixaBank SA	212,160	525,829
	Cellnex Telecom SA	30,294	1,132,945
	CIE Automotive SA	8,712	220,285
	Construcciones y Auxiliar de Ferrocarriles SA	1,770	79,977
*	Duro Felguera SA	2,700	684
	Ebro Foods SA	8,039	161,546
*	eDreams ODIGEO SA	7,637	34,551
	Elecnor SA	7,592	95,133
	Enagas SA	37,728	823,004
#	Ence Energia y Celulosa SA	46,545	168,261
	Endesa SA	20,349	502,791
	Ercros SA	32,968	63,433
	Euskaltel SA	29,850	260,735
	Faes Farma SA	90,017	445,636
	Ferrovial SA	3,739	97,267
*	Fluidra SA	5,799	72,540
	Fomento de Construcciones y Contratas SA	5,203	66,241
*	Global Dominion Access SA	32,538	156,425
	Grupo Catalana Occidente SA	2,287	81,646
*	Grupo Empresarial San Jose SA	5,655	51,264

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Grupo Ezentis SA	29,005	$16,840
	Iberdrola S.A.	393,555	3,733,808
	Iberdrola SA	9,152	86,829
	Iberpapel Gestion SA	773	24,237
*	Indra Sistemas SA	31,444	269,303
	Industria de Diseno Textil SA	24,719	739,650
	Laboratorios Farmaceuticos Rovi SA	13	299
	Liberbank SA	583,259	217,212
	Mapfre SA	238,369	656,191
*	Masmovil Ibercom SA	8,860	200,677
	Mediaset Espana Comunicacion SA	58,553	343,736
	Melia Hotels International SA	28,859	254,243
	Naturgy Energy Group SA	28,690	726,743
#*	Obrascon Huarte Lain SA	27,745	34,612
*	Promotora de Informaciones SA, Class A	63,603	93,677
	Prosegur Cia de Seguridad SA	35,857	167,350
*	Quabit Inmobiliaria SA	21,153	22,121
*	Realia Business SA	45,114	46,820
	Red Electrica Corp. SA	35,355	666,577
	Repsol SA	36,991	586,701
	Sacyr S.A.	105,144	269,782
	Siemens Gamesa Renewable Energy SA	9,381	131,264
*	Solaria Energia y Medio Ambiente SA	7,125	42,125
*	Talgo SA	16,386	88,093
#	Telefonica SA, Sponsored ADR	2,163	16,460
	Telefonica SA	154,966	1,181,401
	Tubacex SA	25,843	82,449
	Unicaja Banco SA	77,009	60,648
	Vidrala SA	4,870	441,185
	Viscofan SA	4,444	217,523
	Vocento SA	7,738	10,486
	Zardoya Otis SA	24,356	166,960
TOTAL SPAIN			27,141,220
SWEDEN — (2.7%)
	AAK AB	21,762	445,203
*	AcadeMedia AB	9,268	48,431
	AddLife AB, Class B	2,786	75,052
	AddNode Group AB	5,324	85,164
	AddTech AB, Class B	9,863	258,594
	AF POYRY AB	15,609	367,844
	Alfa Laval AB	13,507	252,312
	Alimak Group AB	8,324	115,682
	Arjo AB, Class B	44,131	177,626
#	Atlas Copco AB, Class A	17,902	546,801
	Atlas Copco AB, Class B	13,591	370,771
	Atrium Ljungberg AB, Class B	5,609	103,661
	Attendo AB	14,824	67,380
	Avanza Bank Holding AB	20,530	183,201
	Axfood AB	6,708	141,233
	BE Group AB	2,614	11,701
	Beijer Alma AB	8,702	107,014
	Beijer Electronics Group AB	2,445	11,132
	Beijer Ref AB	8,919	197,701
	Bergman & Beving AB	6,396	62,968
	Besqab AB	1,035	13,111
	Bilia AB, Class A	33,505	295,798
#	BillerudKorsnas AB	50,615	584,349
	BioGaia AB, Class B	3,627	150,812

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Biotage AB	9,092	$98,043
	Bjorn Borg AB	2,898	7,523
#	Boliden AB	42,600	966,053
	Bonava AB	969	11,793
	Bonava AB, Class B	21,002	251,433
	Bravida Holding AB	34,487	286,446
	Bufab AB	8,811	91,071
	Bulten AB	2,966	19,902
	Bure Equity AB	17,729	330,322
#*	Byggmax Group AB	18,910	64,922
	Castellum AB	7,157	145,291
	Catena AB	3,861	120,582
*	Cavotec SA	8,277	11,930
	Clas Ohlson AB, Class B	6,895	62,063
	Cloetta AB, Class B	60,701	180,816
*	Collector AB	2,194	11,910
	Concentric AB	9,782	120,530
	Coor Service Management Holding AB	4,123	34,773
	Dios Fastigheter AB	16,550	141,962
	Dometic Group AB	55,710	508,236
*	Doro AB	5,800	21,642
	Duni AB	5,891	69,856
	Dustin Group AB	12,279	106,003
	Eastnine AB	4,136	46,905
	Elanders AB, Class B	1,369	11,798
	Electrolux AB	30,114	695,848
	Elekta AB, Class B	17,950	255,388
*	Eltel AB	14,557	33,535
*	Enea AB	3,517	59,819
	Epiroc AB, Class A	15,805	173,188
	Epiroc AB, Class B	8,453	87,857
	Essity AB, Class A	1,061	31,754
	Essity AB, Class B	33,701	1,001,024
	Fabege AB	6,681	103,102
	Fagerhult AB	8,859	54,780
*	Fastighets AB Balder, Class B	7,208	246,824
	FastPartner AB	5,997	53,340
	Fenix Outdoor International AG	573	61,130
#*	Fingerprint Cards AB, Class B	19,879	35,784
	Getinge AB, Class B	33,705	494,542
	Granges AB	25,022	249,149
	Gunnebo AB	12,605	32,586
	Haldex AB	9,561	47,664
*	Hembla AB	4,875	91,178
	Hemfosa Fastigheter AB	25,441	229,005
#	Hennes & Mauritz AB, Class B	22,236	387,687
	Hexagon AB, Class B	6,501	314,989
	Hexpol AB	30,226	229,991
	HIQ International AB	588	3,098
	HMS Networks AB	752	13,055
*	Hoist Finance AB	12,304	74,032
	Holmen AB, Class B	16,047	338,822
	Hufvudstaden AB, Class A	8,902	156,790
	Humana AB	8,389	47,304
	Husqvarna AB, Class A	3,743	33,155
	Husqvarna AB, Class B	46,362	410,528
	ICA Gruppen AB	7,685	341,037
	Indutrade AB	10,578	299,699
*	International Petroleum Corp.	14,208	60,931

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Intrum AB	14,527	$380,835
	Inwido AB	16,779	103,063
#*	ITAB Shop Concept AB, Class B	2,085	6,074
	JM AB	17,307	446,455
#	KappAhl AB	19,092	38,715
	Klovern AB, Class B	92,370	151,928
	KNOW IT AB	5,488	107,842
	Kungsleden AB	16,633	144,654
	Lagercrantz Group AB, Class B	15,291	190,955
	Lifco AB, Class B	2,281	116,540
	Lindab International AB	19,129	217,815
	Loomis AB, Class B	24,059	827,541
	Lundin Petroleum AB	7,146	224,768
#*	Medivir AB, Class B	2,235	5,387
*	Mekonomen AB	5,182	38,348
	Millicom International Cellular SA	8,549	439,202
*	Modern Times Group MTG AB, Class B	3,408	31,555
	Momentum Group AB, Class B	4,954	55,830
*	MQ Holding AB	14,361	3,593
	Mycronic AB	9,725	149,443
	Nederman Holding AB	5,462	67,664
*	Net Insight AB, Class B	19,401	3,618
	New Wave Group AB, Class B	14,821	98,970
	Nibe Industrier AB, Class B	12,755	180,118
	Nobia AB	31,165	202,113
	Nobina AB	39,899	232,533
	Nolato AB, Class B	3,468	197,341
	NP3 Fastigheter AB	6,024	52,553
*	Nyfosa AB	31,889	196,200
	OEM International AB, Class B	1,603	39,853
	Opus Group AB	66,452	42,099
	Pandox AB	10,061	183,431
	Peab AB	57,999	490,741
	Platzer Fastigheter Holding AB, Class B	8,730	77,078
	Pricer AB, Class B	31,342	41,300
	Proact IT Group AB	3,942	69,337
*	Qliro Group AB	33,776	39,158
	Ratos AB, Class B	62,494	158,455
*	RaySearch Laboratories AB	3,756	53,745
#	Recipharm AB, Class B	11,888	147,636
	Resurs Holding AB	20,316	117,598
	Rottneros AB	22,228	23,744
	Sagax AB, Class B	10,830	105,794
	Sandvik AB	92,603	1,421,048
#*	SAS AB	88,072	120,107
	Scandi Standard AB	16,388	104,652
	Scandic Hotels Group AB	22,472	188,436
	Sectra AB, Class B	4,544	152,566
	Securitas AB, Class B	16,440	254,594
	Semcon AB	4,640	25,597
	Skandinaviska Enskilda Banken AB, Class A	108,964	1,024,485
#	Skandinaviska Enskilda Banken AB, Class C	1,001	9,492
	Skanska AB, Class B	19,483	363,767
	SKF AB, Class B	3,529	57,885
	SkiStar AB	7,834	90,828
	SSAB AB, Class A	2,180	6,166
	SSAB AB, Class A	32,367	91,690
	SSAB AB, Class B, Share, Class B	12,326	31,357
	SSAB AB, Class B	59,467	150,747

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Svenska Cellulosa AB SCA, Class A	2,239	$21,470
	Svenska Cellulosa AB SCA, Class B	40,790	338,554
	Svenska Handelsbanken AB, Class A	65,520	589,544
	Svenska Handelsbanken AB, Class B	1,480	14,021
	Sweco AB, Class B	13,082	364,829
	Swedbank AB, Class A	58,132	791,626
*	Swedish Orphan Biovitrum AB	6,693	129,192
	Systemair AB	3,753	47,463
	Tele2 AB, Class B	40,590	580,011
	Telefonaktiebolaget LM Ericsson, Class B	22,697	198,582
	Telia Co. AB	249,795	1,111,250
	Thule Group AB	17,181	375,287
	Trelleborg AB, Class B	24,259	334,048
	Troax Group AB	5,952	56,514
	Volvo AB, Class A	3,121	46,541
	Volvo AB, Class B	27,744	412,140
	Wallenstam AB, Class B	9,785	102,230
	Wihlborgs Fastigheter AB	21,978	319,531
TOTAL SWEDEN			31,571,833
SWITZERLAND — (4.3%)
	ABB, Ltd.	76,044	1,435,494
	Adecco Group AG	32,662	1,782,008
	Allreal Holding AG	4,746	828,971
	ALSO Holding AG	1,645	253,491
*	ams AG	2,344	122,370
	APG SGA SA	313	83,756
	Arbonia AG	12,911	149,764
*	Aryzta AG	163,610	136,087
	Ascom Holding AG	7,876	102,264
#	Autoneum Holding AG	854	93,835
	Baloise Holding AG	8,754	1,581,117
	Banque Cantonale de Geneve	316	63,233
	Banque Cantonale Vaudoise	529	393,424
	Belimo Holding AG	87	512,406
	Bell Food Group AG	632	168,937
	Bellevue Group AG	2,601	55,384
#	Berner Kantonalbank AG	1,225	278,191
	BFW Liegenschaften AG	225	9,819
	BKW AG	2,088	135,162
#	Bobst Group SA	2,128	106,405
	Bossard Holding AG, Class A	2,664	367,335
	Bucher Industries AG	2,165	646,908
	Burckhardt Compression Holding AG	383	92,663
	Burkhalter Holding AG	843	62,150
	Calida Holding AG	1,402	38,965
	Carlo Gavazzi Holding AG	117	32,341
	Cembra Money Bank AG	6,562	632,423
	Cham Group AG	53	22,841
	Cicor Technologies, Ltd.	650	32,774
	Cie Financiere Richemont SA	9,165	785,379
	Cie Financiere Tradition SA	545	56,256
	Clariant AG	42,605	778,524
	Coltene Holding AG	940	79,467
	Conzzeta AG	281	220,822
	Credit Suisse Group AG	71,491	864,400
	Credit Suisse Group AG, Sponsored ADR	16,580	200,121
	Daetwyler Holding AG	1,231	189,747
	DKSH Holding AG	6,405	323,439

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	dormakaba Holding AG	602	$441,146
#	EFG International AG	26,058	168,853
	Emmi AG	490	407,691
	EMS-Chemie Holding AG	476	297,490
	Energiedienst Holding AG	346	10,764
#*	Evolva Holding SA	22,215	3,983
	Feintool International Holding AG	721	45,193
	Flughafen Zurich AG	4,044	738,500
	Forbo Holding AG	368	574,009
*	GAM Holding AG	40,315	176,512
	Geberit AG	2,323	1,072,394
	Georg Fischer AG	1,075	926,617
	Givaudan SA	477	1,268,624
	Gurit Holding AG	111	121,513
	Helvetia Holding AG	9,744	1,240,629
	Hiag Immobilien Holding AG	870	111,754
#*	HOCHDORF Holding AG	269	20,377
	Huber & Suhner AG	3,713	295,668
	Hypothekarbank Lenzburg AG	6	27,179
#	Implenia AG	3,739	100,152
	Inficon Holding AG	453	282,582
	Interroll Holding AG	152	309,138
	Intershop Holding AG	192	96,461
	Investis Holding SA	172	11,687
	Julius Baer Group, Ltd.	25,554	1,091,989
	Jungfraubahn Holding AG	613	91,929
	Kardex AG	3,375	485,671
#	Komax Holding AG	807	151,298
#	Kudelski SA	5,386	36,505
	Kuehne + Nagel International AG	3,075	452,773
	LafargeHolcim, Ltd.	16,429	806,376
*	Lastminute.com NV	1,394	42,125
	LEM Holding SA	68	93,981
	Liechtensteinische Landesbank AG	3,082	187,900
	Logitech International SA	5,413	222,608
	Logitech International SA	9,093	374,995
	Luzerner Kantonalbank AG	728	321,744
*	MCH Group AG	293	6,531
#*	Meier Tobler Group AG	721	11,576
	Metall Zug AG	47	101,975
	Mikron Holding AG	1,918	15,130
	Mobilezone Holding AG	7,762	71,641
	Mobimo Holding AG	1,797	479,668
#*	Newron Pharmaceuticals SpA	976	5,936
	OC Oerlikon Corp. AG	44,474	476,015
#	Orell Fuessli Holding AG	12	1,093
	Orior AG	1,160	94,259
	Partners Group Holding AG	1,137	904,245
	Phoenix Mecano AG	139	61,239
#	Plazza AG, Class A	201	50,796
	PSP Swiss Property AG	7,711	924,552
	Rieter Holding AG	320	42,071
	Romande Energie Holding SA	24	30,071
	Schaffner Holding AG	178	36,558
*	Schmolz + Bickenbach AG	119,472	39,322
	Schweiter Technologies AG	283	279,645
	SFS Group AG	4,476	343,566
	SGS SA	314	775,412
	Sika AG	8,432	1,217,363

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Sonova Holding AG	2,499	$574,661
	St Galler Kantonalbank AG	549	234,992
	Straumann Holding AG	771	628,984
	Sulzer AG	4,076	410,721
	Sunrise Communications Group AG	12,635	934,498
	Swatch Group AG (The)	2,040	592,563
	Swatch Group AG (The)	3,749	204,438
	Swiss Life Holding AG	3,291	1,590,340
	Swiss Prime Site AG	10,229	900,607
	Swiss Re AG	10,358	1,003,036
	Swisscom AG	4,212	2,041,312
	Swissquote Group Holding SA	2,546	103,085
	Tamedia AG	707	77,690
	Temenos AG	6,629	1,166,987
	Thurgauer Kantonalbank	103	11,208
	u-blox Holding AG	1,941	158,410
*	UBS Group AG	139,389	1,556,975
	Valiant Holding AG	3,154	323,318
	Valora Holding AG	987	271,955
	VAT Group AG	8,623	1,078,216
	Vaudoise Assurances Holding SA	240	121,693
	Vetropack Holding AG	64	130,852
	Vifor Pharma AG	2,975	440,319
*	Von Roll Holding AG	5,887	6,155
	Vontobel Holding AG	7,247	381,399
	VP Bank AG	866	135,604
	VZ Holding AG	408	112,351
#	Walliser Kantonalbank	10	1,189
#	Warteck Invest AG	17	32,745
	Ypsomed Holding AG	385	49,041
	Zehnder Group AG	2,871	108,191
	Zug Estates Holding AG, Class B	33	60,827
	Zuger Kantonalbank AG	16	98,981
	Zurich Insurance Group AG	9,183	3,194,137
TOTAL SWITZERLAND			51,533,627
UNITED KINGDOM — (14.3%)
	3i Group P.L.C.	98,920	1,332,949
	4imprint Group P.L.C.	2,175	73,823
	A.G. Barr P.L.C.	23,947	200,192
	AA P.L.C.	92,061	55,814
*	Acacia Mining P.L.C.	47,363	128,832
	Admiral Group P.L.C.	17,663	464,504
	Aggreko P.L.C.	82,578	833,126
	Air Partner P.L.C.	9,325	8,109
	Anglo American P.L.C.	166,808	4,087,529
	Anglo Pacific Group P.L.C.	37,140	91,649
	Anglo-Eastern Plantations P.L.C.	3,681	20,422
	Antofagasta P.L.C.	35,962	405,753
	Arrow Global Group P.L.C.	41,043	133,809
	Ashmore Group P.L.C.	56,347	365,996
	Ashtead Group P.L.C.	49,049	1,348,708
	Associated British Foods P.L.C.	3,780	111,100
	Auto Trader Group P.L.C.	164,268	1,078,350
	AVEVA Group P.L.C.	5,030	243,001
	Aviva P.L.C.	246,586	1,210,642
	Avon Rubber P.L.C.	5,568	90,803
	B&M European Value Retail SA	144,685	649,432
	Balfour Beatty P.L.C.	28,243	70,458

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bank of Georgia Group P.L.C.	7,070	$120,042
	Barclays P.L.C., Sponsored ADR	77,566	580,194
	Barclays P.L.C.	152,565	285,575
	Barratt Developments P.L.C.	171,228	1,336,815
	BBA Aviation P.L.C.	139,395	541,443
	BCA Marketplace P.L.C.	25,359	74,473
	Beazley P.L.C.	23,541	164,409
	Bellway P.L.C.	40,333	1,453,826
	Berkeley Group Holdings P.L.C.	34,747	1,634,250
	BHP Group P.L.C., ADR	48,655	2,322,790
	BHP Group P.L.C.	12,358	294,658
	Biffa P.L.C.	11,067	29,491
	Bloomsbury Publishing P.L.C.	9,816	27,485
	Bodycote P.L.C.	53,188	474,568
*	Boohoo Group P.L.C.	100,272	290,554
	Bovis Homes Group P.L.C.	39,560	505,338
	BP P.L.C., Sponsored ADR	226,442	8,998,800
	BP P.L.C.	511,686	3,385,696
	Braemar Shipping Services P.L.C.	6,415	15,451
	Brewin Dolphin Holdings P.L.C.	48,153	186,568
	Britvic P.L.C.	49,636	551,469
#	BT Group P.L.C., Sponsored ADR	1,608	19,167
	BT Group P.L.C.	1,055,752	2,472,942
*	BTG P.L.C.	16,894	171,676
	Bunzl P.L.C.	19,825	516,732
	Burberry Group P.L.C.	31,082	857,048
	Burford Capital, Ltd.	5,468	99,575
*	Cairn Energy P.L.C.	123,841	237,701
*	Capita P.L.C.	37,474	52,851
	Capital & Counties Properties P.L.C.	94,353	226,867
*	Carclo P.L.C.	7,329	953
	Card Factory P.L.C.	51,632	103,729
	CareTech Holdings P.L.C.	11,897	53,916
	Carnival P.L.C.	1,660	74,931
	Carnival P.L.C., ADR	5,689	260,841
*	Carpetright P.L.C.	1,047	193
	Centamin P.L.C.	286,277	446,703
	Centrica P.L.C.	490,060	451,143
	Charles Taylor P.L.C.	3,600	9,896
	Chesnara P.L.C.	19,037	76,584
	Cineworld Group P.L.C.	152,705	474,031
*	Circassia Pharmaceuticals P.L.C.	29,532	7,115
	City of London Investment Group P.L.C.	7,175	37,236
	Clarkson P.L.C.	4,236	131,977
	Clipper Logistics P.L.C.	10,168	33,059
	Close Brothers Group P.L.C.	31,400	506,956
	CLS Holdings P.L.C.	26,474	73,507
	CMC Markets P.L.C.	13,684	16,232
*	Cobham P.L.C.	261,211	523,038
	Coca-Cola HBC AG	13,883	477,703
	Compass Group P.L.C.	43,159	1,091,939
	Computacenter P.L.C.	24,302	450,784
	Connect Group P.L.C.	18,166	8,332
	Consort Medical P.L.C.	6,852	62,336
	ConvaTec Group P.L.C.	178,510	337,283
	Costain Group P.L.C.	29,107	55,531
	Countryside Properties P.L.C.	70,684	252,044
*	Countrywide P.L.C.	41,736	2,519
	Cranswick P.L.C.	8,816	285,338

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Crest Nicholson Holdings P.L.C.	78,420	$348,726
	Croda International P.L.C.	9,188	521,901
	CYBG P.L.C.	296,084	616,973
	Daejan Holdings P.L.C.	1,142	77,010
	Daily Mail & General Trust P.L.C., Class A	13,658	131,183
	DCC P.L.C.	4,000	337,315
	De La Rue P.L.C.	21,557	61,197
	Devro P.L.C.	60,589	151,328
	DFS Furniture P.L.C.	24,652	70,640
	Dignity P.L.C.	9,279	60,933
	Diploma P.L.C.	23,659	436,101
	Direct Line Insurance Group P.L.C.	271,766	1,063,066
	DiscoverIE Group P.L.C.	5,126	27,690
	Dixons Carphone P.L.C.	205,831	298,301
	Domino's Pizza Group P.L.C.	83,305	250,342
	Drax Group P.L.C.	71,384	261,564
	DS Smith P.L.C.	180,199	777,220
	Dunelm Group P.L.C.	21,181	237,384
	easyJet P.L.C.	37,457	438,956
	Electrocomponents P.L.C.	133,391	982,848
	Elementis P.L.C.	65,114	119,367
	EMIS Group P.L.C.	4,396	65,047
*	EnQuest P.L.C.	385,681	108,720
	Entertainment One, Ltd.	159,216	850,285
	Equiniti Group P.L.C.	33,132	84,683
	Euromoney Institutional Investor P.L.C.	15,368	259,043
	Evraz P.L.C.	44,279	346,828
	Experian P.L.C.	42,779	1,297,451
	FDM Group Holdings P.L.C.	4,204	42,087
	Ferguson P.L.C.	13,617	1,013,280
	Ferrexpo P.L.C.	122,170	378,018
	Fevertree Drinks P.L.C.	5,193	147,214
*	Findel P.L.C.	18,658	52,842
*	Firstgroup P.L.C.	399,229	555,685
	Forterra P.L.C.	60,604	206,477
*	Foxtons Group P.L.C.	38,161	26,120
	Fresnillo P.L.C.	11,425	82,461
	G4S P.L.C.	472,272	1,096,119
	Galliford Try P.L.C.	16,609	118,971
	Games Workshop Group P.L.C.	6,452	354,099
*	Gem Diamonds, Ltd.	29,324	24,470
	Genel Energy P.L.C.	24,692	57,444
	Glencore P.L.C.	1,133,605	3,635,265
	Go-Ahead Group P.L.C. (The)	18,670	482,643
	GoCo Group P.L.C.	52,665	54,810
	Grafton Group P.L.C.	24,757	217,870
	Grainger P.L.C.	90,933	251,234
	Greencore Group P.L.C.	90,910	236,573
	Greggs P.L.C.	45,157	1,223,850
	Gulf Keystone Petroleum, Ltd.	61,826	175,861
*	Gulf Marine Services P.L.C.	22,626	2,579
	Gym Group P.L.C. (The)	12,823	39,867
	H&T Group P.L.C.	3,000	11,791
	Halfords Group P.L.C.	61,248	142,206
	Halma P.L.C.	61,089	1,475,267
	Hargreaves Lansdown P.L.C.	12,265	311,592
	Hastings Group Holdings P.L.C.	42,151	98,951
	Hays P.L.C.	433,514	809,618
	Headlam Group P.L.C.	12,033	64,838

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Helical P.L.C.	26,496	$115,357
	Henry Boot P.L.C.	3,282	9,784
	Highland Gold Mining, Ltd.	36,420	96,332
	Hill & Smith Holdings P.L.C.	20,123	276,350
	Hilton Food Group P.L.C.	7,381	83,573
	Hiscox, Ltd.	16,764	345,070
	Hochschild Mining P.L.C.	81,816	205,184
	Hollywood Bowl Group P.L.C.	17,863	46,690
	HomeServe P.L.C.	81,529	1,128,060
*	Horizon Discovery Group P.L.C.	7,750	14,244
	Hostelworld Group P.L.C.	2,529	5,239
	Howden Joinery Group P.L.C.	191,376	1,285,592
	HSBC Holdings P.L.C., Sponsored ADR	149,475	6,002,916
	Hunting P.L.C.	33,325	205,357
	Huntsworth P.L.C.	26,579	32,312
	Ibstock P.L.C.	71,243	199,940
	IG Group Holdings P.L.C.	73,746	512,606
	IMI P.L.C.	92,056	1,165,580
	Inchcape P.L.C.	133,755	1,013,307
*	Indivior P.L.C.	92,158	60,937
	Informa P.L.C.	46,785	495,350
	Inmarsat P.L.C.	89,937	625,249
#	InterContinental Hotels Group P.L.C., ADR	6,252	438,565
	InterContinental Hotels Group P.L.C.	4,909	341,049
	Intermediate Capital Group P.L.C.	26,340	443,731
	International Consolidated Airlines Group SA	96,938	498,816
	International Personal Finance P.L.C.	63,650	78,470
	Intertek Group P.L.C.	12,013	831,591
	Investec P.L.C.	88,201	501,839
*	IP Group P.L.C.	80,263	66,962
	ITE Group P.L.C.	124,953	110,828
	ITV P.L.C.	271,623	364,830
	IWG P.L.C.	224,713	1,029,239
	J Sainsbury P.L.C.	181,651	433,461
	James Fisher & Sons P.L.C.	11,386	301,712
	JD Sports Fashion P.L.C.	169,439	1,336,263
	John Laing Group P.L.C.	24,125	112,732
	John Menzies P.L.C.	25,276	127,344
	John Wood Group P.L.C.	152,980	985,757
	Johnson Matthey P.L.C.	10,046	391,708
	Jupiter Fund Management P.L.C.	88,403	400,030
*	Just Eat P.L.C.	11,579	106,527
*	Just Group P.L.C.	89,546	51,194
	Kainos Group P.L.C.	3,344	22,790
	KAZ Minerals P.L.C.	64,883	449,128
	KCOM Group P.L.C.	154,979	226,428
	Keller Group P.L.C.	17,172	137,074
#	Kier Group P.L.C.	14,264	10,644
	Kin & Carta P.L.C.	6,584	8,311
	Kingfisher P.L.C.	242,360	654,344
*	Lamprell P.L.C.	41,997	28,043
	Lancashire Holdings, Ltd.	35,949	301,639
	Legal & General Group P.L.C.	512,955	1,626,733
*	Liberty Global P.L.C., Class A	3,806	101,505
*	Liberty Global P.L.C., Class C	9,330	242,953
	Liontrust Asset Management P.L.C.	1,849	17,992
	Lloyds Banking Group P.L.C.	3,947,570	2,553,618
	Lloyds Banking Group P.L.C., ADR	153,413	394,271
	London Stock Exchange Group P.L.C.	18,855	1,514,301

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Lookers P.L.C.	75,313	$38,303
	Low & Bonar P.L.C.	85,446	7,782
	LSL Property Services P.L.C.	8,985	22,191
	Man Group P.L.C.	376,306	776,690
	Marks & Spencer Group P.L.C.	420,647	1,057,266
	Marshalls P.L.C.	69,132	533,528
	McBride P.L.C.	51,771	40,681
	McCarthy & Stone P.L.C.	70,108	118,653
	McColl's Retail Group P.L.C.	7,163	5,920
	Mears Group P.L.C.	24,782	82,618
	Meggitt P.L.C.	92,288	665,982
	Melrose Industries P.L.C.	324,115	731,498
	Merlin Entertainments P.L.C.	113,936	623,268
	Micro Focus International P.L.C., Sponsored ADR	27,103	565,368
	Micro Focus International P.L.C.	18,000	379,146
	Midwich Group P.L.C.	3,168	20,749
	Millennium & Copthorne Hotels P.L.C.	23,987	198,552
	Mitie Group P.L.C.	70,762	141,350
	MJ Gleeson P.L.C.	3,892	39,706
	Mondi P.L.C.	24,183	526,846
	Moneysupermarket.com Group P.L.C.	108,245	484,557
	Morgan Advanced Materials P.L.C.	106,612	328,470
	Morgan Sindall Group P.L.C.	10,265	140,073
	Morses Club P.L.C.	4,863	7,681
	Mortgage Advice Bureau Holdings, Ltd.	1,598	11,629
*	Mothercare P.L.C.	36,668	7,376
	Motorpoint group P.L.C.	7,562	19,722
	MP Evans Group P.L.C.	1,424	11,835
	N Brown Group P.L.C.	24,716	36,011
	NAHL Group P.L.C.	7,421	10,933
	National Express Group P.L.C.	140,758	716,999
	National Grid P.L.C.	6,163	63,167
	National Grid P.L.C., Sponsored ADR	10,926	562,025
	Next P.L.C.	7,233	532,418
	Non-Standard Finance P.L.C.	28,954	13,323
	Norcros P.L.C.	7,961	20,208
	Northgate P.L.C.	40,459	162,597
*	Nostrum Oil & Gas P.L.C.	13,966	7,452
*	Ocado Group P.L.C.	16,623	250,916
	On the Beach Group P.L.C.	23,702	136,108
	OneSavings Bank P.L.C.	60,451	266,460
	Oxford Instruments P.L.C.	16,863	265,009
	Pagegroup P.L.C.	121,868	663,057
*	Pan African Resources P.L.C.	79,559	10,826
	Paragon Banking Group P.L.C.	66,887	339,662
	PayPoint P.L.C.	10,105	115,724
	Pearson P.L.C.	24,441	258,815
	Pendragon P.L.C.	410,508	63,644
	Pennon Group P.L.C.	72,742	634,022
	Persimmon P.L.C.	32,656	796,760
*	Petra Diamonds, Ltd.	178,681	24,250
	Petrofac, Ltd.	37,629	190,988
*	Petropavlovsk P.L.C.	595,412	71,897
	Pets at Home Group P.L.C.	139,344	352,166
	Phoenix Group Holdings P.L.C.	110,361	928,288
	Photo-Me International P.L.C.	91,911	111,300
	Polar Capital Holdings P.L.C.	1,435	9,972
	Polypipe Group P.L.C.	50,707	251,920
	Porvair P.L.C.	3,597	25,640

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Premier Asset Management Group P.L.C.	1,993	$4,330
*	Premier Foods P.L.C.	201,780	82,709
*	Premier Oil P.L.C.	266,330	271,068
	Provident Financial P.L.C.	34,288	180,613
#	Prudential P.L.C., ADR	16,488	684,252
	Prudential P.L.C.	1,387	28,536
	PZ Cussons P.L.C.	40,997	109,036
	Quilter P.L.C.	279,465	489,435
	Rathbone Brothers P.L.C.	6,232	166,983
*	Raven Property Group, Ltd.	43,160	20,596
	Reach P.L.C.	80,674	83,230
	Redrow P.L.C.	60,082	408,852
#	RELX P.L.C., Sponsored ADR	40,597	963,358
	RELX P.L.C.	22,194	527,164
	Renewi P.L.C.	74,274	26,278
	Renishaw P.L.C.	8,932	415,819
*	Renold P.L.C.	9,728	2,947
	Rentokil Initial P.L.C.	294,780	1,557,442
	Rhi Magnesita NV	3,146	174,425
	Rhi Magnesita NV	3,276	177,401
	Ricardo P.L.C.	7,238	61,825
	Rightmove P.L.C.	147,870	945,749
	Rio Tinto P.L.C.	24,424	1,379,259
	Rio Tinto P.L.C., Sponsored ADR	67,897	3,875,561
	Robert Walters P.L.C.	10,939	70,852
*	Rockhopper Exploration P.L.C.	43,188	10,842
	Rolls-Royce Holdings P.L.C.	124,927	1,305,779
	Rotork P.L.C.	125,868	469,980
	Royal Bank of Scotland Group P.L.C., Sponsored ADR	65,240	350,991
	Royal Dutch Shell P.L.C., Class A	73,004	2,299,306
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	46,737	2,939,290
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	70,641	4,483,547
	Royal Dutch Shell P.L.C., Class B	6,426	202,971
	Royal Mail P.L.C.	120,943	308,867
	RPS Group P.L.C.	41,122	62,654
	RSA Insurance Group P.L.C.	96,225	654,463
	S&U P.L.C.	377	10,548
	Saga P.L.C.	204,926	110,852
*	San Leon Energy P.L.C.	19,595	8,819
	Savills P.L.C.	38,477	444,106
	Schroders P.L.C.	6,071	219,004
	Schroders P.L.C.	3,874	116,752
	SDL P.L.C.	2,946	16,978
	Senior P.L.C.	97,428	237,232
	Severfield P.L.C.	44,779	36,407
	Severn Trent P.L.C.	23,750	580,804
	SIG P.L.C.	91,068	145,581
	Smith & Nephew P.L.C.	31,617	715,771
	Smiths Group P.L.C.	18,272	363,390
	Soco International P.L.C.	69,861	52,278
	Softcat P.L.C.	23,174	269,033
	Spectris P.L.C.	15,328	472,148
	Speedy Hire P.L.C.	79,422	50,224
	Spirax-Sarco Engineering P.L.C.	7,791	849,556
	Spirent Communications P.L.C.	104,099	200,231
*	Sports Direct International P.L.C.	44,943	123,782
	SSE P.L.C.	37,660	502,071
	SSP Group P.L.C.	88,000	752,722
	St James's Place P.L.C.	48,685	580,949

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	St. Modwen Properties P.L.C.	51,974	$264,123
	Stagecoach Group P.L.C.	178,513	283,794
	Standard Chartered P.L.C.	205,094	1,687,862
	Standard Life Aberdeen P.L.C.	135,278	490,658
	SThree P.L.C.	31,635	108,535
	Stobart Group, Ltd.	27,165	37,871
	STV Group P.L.C.	100	449
	Superdry P.L.C.	9,884	51,768
	Synthomer P.L.C.	30,517	112,313
	TalkTalk Telecom Group P.L.C.	84,632	108,157
	Tarsus Group P.L.C.	8,917	45,863
	Tate & Lyle P.L.C.	67,050	614,082
	Taylor Wimpey P.L.C.	674,441	1,321,456
	Ted Baker P.L.C.	6,614	73,436
	Telecom Plus P.L.C.	10,516	170,086
	Tesco P.L.C.	469,002	1,270,389
#*	Thomas Cook Group P.L.C.	265,125	17,827
	Topps Tiles P.L.C.	62,658	52,493
	TP ICAP P.L.C.	114,246	435,079
	Travis Perkins P.L.C.	85,874	1,421,656
	TT Electronics P.L.C.	27,053	72,249
#	TUI AG	20,624	204,785
	Tullow Oil P.L.C.	516,616	1,210,491
	Tyman P.L.C.	2,416	6,398
	U & I Group P.L.C.	32,804	56,986
	UDG Healthcare P.L.C.	3,257	31,534
	Unilever P.L.C., Sponsored ADR	33,461	2,011,675
	Unilever P.L.C.	3,266	196,490
	United Utilities Group P.L.C.	68,285	652,634
	Urban & Civic P.L.C.	13,277	49,420
*	Vectura Group P.L.C.	184,638	179,116
	Vertu Motors P.L.C.	54,058	23,833
	Vesuvius P.L.C.	29,762	181,367
	Victrex P.L.C.	10,220	252,720
	Vitec Group P.L.C. (The)	6,546	90,088
	Vodafone Group P.L.C.	1,371,040	2,495,268
	Volution Group P.L.C.	9,901	21,798
	Vp P.L.C.	2,866	27,214
	Weir Group P.L.C (The)	3,077	55,629
	WH Smith P.L.C.	21,764	559,763
	Whitbread P.L.C.	9,776	537,029
	Wilmington P.L.C.	1,608	3,831
	Wincanton P.L.C.	21,985	62,889
*	Wizz Air Holdings P.L.C.	2,207	94,463
	Wm Morrison Supermarkets P.L.C.	274,625	648,482
	WPP P.L.C.	147,315	1,735,286
	Xaar P.L.C.	5,723	6,168
	XP Power, Ltd.	1,423	35,184
TOTAL UNITED KINGDOM			170,285,291
TOTAL COMMON STOCKS			1,143,681,081
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	4,692	278,571
	Biotest AG	1,499	36,386
	Draegerwerk AG & Co. KGaA	1,739	94,365
	Fuchs Petrolub SE	9,834	376,827
	Henkel AG & Co. KGaA	2,584	266,449

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Jungheinrich AG	18,575	$413,068
	Porsche Automobil Holding SE	10,301	675,190
	Sartorius AG	3,661	740,549
	STO SE & Co. KGaA	686	70,252
	Volkswagen AG	18,722	3,111,084
TOTAL GERMANY			6,062,741
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	51,227	11,632
*	Pan American Silver Corp. Rights 02/22/29	16,073	3,650
*	Tervita Corp. Warrants 07/19/20	159	1
TOTAL CANADA			15,283
NEW ZEALAND — (0.0%)
*	Tourism Holdings, Ltd Rights 07/16/19	3,087	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	155,491	0
TOTAL RIGHTS/WARRANTS			15,283
TOTAL INVESTMENT SECURITIES			1,149,759,105

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§	DFA Short Term Investment Fund	3,363,886	38,923,529
TOTAL INVESTMENTS — (100.0%)
(Cost $1,166,383,926)^^			$1,188,682,634
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$37,835	$81,342,887	—	$81,380,722
Austria	—	6,514,284	—	6,514,284
Belgium	453,479	10,834,816	—	11,288,295
Canada	125,626,310	106,407	—	125,732,717
China	—	24,649	—	24,649
Denmark	—	13,564,232	—	13,564,232
Finland	187,207	16,414,519	—	16,601,726
France	154,232	98,378,126	—	98,532,358
Germany	1,262,328	80,171,694	—	81,434,022
Hong Kong	—	34,030,167	—	34,030,167
Ireland	2,689,483	6,702,532	—	9,392,015
Israel	705,759	10,260,897	—	10,966,656
Italy	1,507,390	33,313,172	—	34,820,562
Japan	—	267,342,132	—	267,342,132
Netherlands	6,474,458	31,435,411	—	37,909,869
New Zealand	—	6,018,849	—	6,018,849
Norway	55,229	11,508,562	—	11,563,791
Portugal	—	2,857,855	—	2,857,855
Singapore	—	13,174,209	—	13,174,209

International Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	$16,460	$27,124,760	—	$27,141,220
Sweden	60,931	31,510,902	—	31,571,833
Switzerland	2,132,091	49,401,536	—	51,533,627
United Kingdom	35,798,069	134,487,222	—	170,285,291
Preferred Stocks
Germany	—	6,062,741	—	6,062,741
Rights/Warrants
Canada	—	15,283	—	15,283
Securities Lending Collateral	—	38,923,529	—	38,923,529
TOTAL	$177,161,261	$1,011,521,373	—	$1,188,682,634

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.2%)
BELGIUM — (0.0%)
*	Titan Cement International SA	9,067	$190,706
BRAZIL — (7.9%)
	AES Tiete Energia SA	138,315	463,545
	AES Tiete Energia SA	60	46
	Aliansce Shopping Centers SA	24,425	180,419
	Alliar Medicos A Frente SA	40,100	155,405
	Alupar Investimento SA	80,539	559,458
	Anima Holding SA	15,000	84,583
	Arezzo Industria e Comercio SA	28,528	376,676
	Atacadao S.A.	142,900	876,568
#*	Azul SA, ADR	23,599	960,479
	B3 SA - Brasil Bolsa Balcao	300,688	3,324,126
	Banco Bradesco SA, ADR	489,020	4,420,743
	Banco Bradesco SA	270,674	2,206,472
	Banco BTG Pactual SA	40,339	631,666
	Banco do Brasil SA	114,874	1,481,546
	Banco Santander Brasil SA	47,132	529,198
	BB Seguridade Participacoes SA	197,222	1,676,957
	BR Malls Participacoes SA	342,637	1,347,618
*	BR Properties SA	61,600	162,056
*	Brasil Brokers Participacoes SA	13,000	21,699
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	20,100	87,903
*	Braskem SA, Sponsored ADR	32,252	571,860
*	BRF SA	69,549	608,862
	Camil Alimentos S.A.	41,853	81,044
	CCR SA	493,161	1,931,887
	Centrais Eletricas Brasileiras SA	61,682	636,643
	Cia de Locacao das Americas	43,707	572,628
	Cia de Saneamento Basico do Estado de Sao Paulo	85,936	1,202,453
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	209,582
	Cia de Saneamento de Minas Gerais-COPASA	26,920	475,430
	Cia de Saneamento do Parana	56,950	1,277,378
	Cia de Saneamento do Parana	4,100	23,259
	Cia Energetica de Minas Gerais	54,169	241,583
	Cia Paranaense de Energia	11,200	141,572
	Cia Siderurgica Nacional SA, Sponsored ADR	356,608	1,522,716
	Cia Siderurgica Nacional SA	105,800	458,258
	Cielo SA	326,777	619,928
	Construtora Tenda SA	60,396	401,021
*	Cosan Logistica SA	85,711	419,535
	Cosan SA	56,497	753,224
	CSU Cardsystem SA	25,900	43,638
	CVC Brasil Operadora e Agencia de Viagens SA	77,329	1,030,756
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	153,964	984,376
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,400	8,804
	Direcional Engenharia SA	75,458	248,933
	Duratex SA	250,795	826,049
	EcoRodovias Infraestrutura e Logistica SA	142,436	439,660
	EDP - Energias do Brasil SA	126,212	637,947
	Embraer SA	17,000	86,017
	Embraer SA, Sponsored ADR	102,145	2,063,329
	Enauta Participacoes SA	55,700	193,385
	Energisa SA	68,155	882,219
*	Eneva SA	55,128	373,842

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Engie Brasil Energia SA	67,311	$851,364
	Equatorial Energia SA	82,075	2,032,331
*	Even Construtora e Incorporadora SA	99,900	256,533
	Ez Tec Empreendimentos e Participacoes SA	30,657	263,886
	Fleury SA	107,360	656,310
	Fras-Le SA	24,000	29,871
*	Gafisa SA	30,552	51,635
#	Gerdau SA, Sponsored ADR	17,483	62,240
	Gerdau SA	28,367	87,933
	Gol Linhas Aereas Inteligentes SA, ADR	33,315	715,617
	Grendene SA	95,136	189,457
	Guararapes Confeccoes SA	74,536	380,653
	Hapvida Participacoes e Investimentos S.A.	20,362	223,022
*	Helbor Empreendimentos SA	148,324	86,281
	Industrias Romi SA	15,100	58,084
	Instituto Hermes Pardini SA	33,068	170,091
	International Meal Co. Alimentacao SA, Class A	103,900	257,820
	Iochpe-Maxion SA	83,900	479,919
	IRB Brasil Resseguros S/A	45,252	1,126,453
	Itau Unibanco Holding SA	115,139	902,081
	JBS SA	509,835	3,326,448
	JHSF Participacoes SA	99,000	99,095
	JSL SA	45,100	200,899
	Kepler Weber SA	12,772	69,108
	Klabin SA	370,819	1,558,541
	Kroton Educacional SA	446,623	1,469,882
	Light SA	70,937	359,671
	Localiza Rent a Car SA	206,294	2,378,434
	LOG Commercial Properties e Participacoes SA	12,282	75,726
	Lojas Americanas SA	11,588	42,479
	Lojas Renner SA	276,125	3,433,881
	Magazine Luiza SA	27,100	1,872,683
	Mahle-Metal Leve SA	33,737	217,732
	Marcopolo SA	82,200	75,386
*	Marisa Lojas SA	44,971	99,691
*	Mills Estruturas e Servicos de Engenharia SA	84,911	154,632
	Movida Participacoes SA	57,163	223,628
	MRV Engenharia e Participacoes SA	189,727	1,008,205
	Natura Cosmeticos SA	91,500	1,466,599
	Odontoprev SA	160,832	737,501
*	Omega Geracao SA	20,046	144,448
	Ouro Fino Saude Animal Participacoes SA	4,300	45,283
*	Paranapanema SA	12,266	73,889
*	Petro Rio SA	61,200	282,238
	Petroleo Brasileiro SA, Sponsored ADR	176,992	2,428,330
	Petroleo Brasileiro SA, Sponsored ADR	205,156	3,087,598
	Petroleo Brasileiro SA	1,029,156	7,763,806
	Porto Seguro SA	68,391	933,659
	Portobello SA	82,900	88,627
*	Profarma Distribuidora de Produtos Farmaceuticos SA	16,726	19,415
	Qualicorp Consultoria e Corretora de Seguros SA	180,433	1,050,538
	Raia Drogasil SA	99,113	2,155,822
	Restoque Comercio e Confeccoes de Roupas SA	7,614	41,098
*	Rumo SA	224,526	1,289,609
	Santos Brasil Participacoes SA	132,500	183,317
	Sao Carlos Empreendimentos e Participacoes SA	9,700	85,884
	Sao Martinho SA	120,631	638,818
	Ser Educacional SA	25,685	177,275
	SLC Agricola SA	56,000	264,714

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Smiles Fidelidade SA	36,500	$377,113
	Sonae Sierra Brasil SA	9,900	92,065
*	Springs Global Participacoes SA	15,400	54,476
	Sul America SA	199,955	2,201,610
	Suzano SA	149,754	1,203,494
#*	Suzano SA, Sponsored ADR	299	4,765
	T4F Entretenimento SA	18,700	27,881
*	Technos SA	51,055	34,783
*	Tecnisa SA	195,406	63,491
	Tegma Gestao Logistica SA	22,188	183,895
	Telefonica Brasil SA, ADR	27,663	377,323
#	TIM Participacoes SA, ADR	13,731	219,147
	TIM Participacoes SA	246,832	790,359
	Transmissora Alianca de Energia Eletrica SA	154,153	1,123,727
	Trisul SA	36,300	77,520
	Tupy SA	47,700	240,103
	Ultrapar Participacoes SA	7,988	41,632
	Ultrapar Participacoes SA, Sponsored ADR	97,422	507,569
	Unipar Carbocloro SA	6,533	57,569
	Usinas Siderurgicas de Minas Gerais SA	36,900	96,786
	Vale SA, Sponsored ADR	317,514	4,124,513
	Vale SA	1,011,977	13,208,055
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	51,492	205,221
*	Via Varejo SA	150,184	303,804
*	Vulcabras Azaleia SA	55,609	103,456
	WEG SA	60,553	377,946
	Wiz Solucoes e Corretagem de Seguros SA	51,600	160,897
	YDUQS Part	158,779	1,427,049
TOTAL BRAZIL			115,707,400
CHILE — (1.3%)
	AES Gener SA	1,446,568	362,641
	Aguas Andinas SA, Class A	1,162,882	650,886
*	Australis Seafoods SA	128,638	16,719
	Banco de Chile, ADR	16,552	475,712
	Banco de Credito e Inversiones SA	9,350	589,024
	Banco Santander Chile, ADR	33,740	978,123
	Besalco SA	223,587	192,141
	CAP SA	66,077	677,641
	Cencosud SA	393,236	776,401
	Cia Pesquera Camanchaca SA	88,516	8,136
*	Cia Sud Americana de Vapores SA	12,578,924	423,458
	Colbun SA	2,234,291	419,555
	Embotelladora Andina SA, ADR, Class B	12,656	267,042
*	Empresa Nacional de Telecomunicaciones SA	98,019	898,024
	Empresas CMPC SA	239,811	562,386
	Empresas COPEC SA	63,593	583,526
	Empresas Hites SA	72,367	49,854
*	Empresas La Polar SA	1,322,647	51,646
	Enel Americas SA, ADR	283,680	2,340,355
	Enel Americas SA	2,676,676	441,642
	Enel Chile SA, ADR	184,928	850,666
	Engie Energia Chile SA	303,018	533,714
	Forus SA	40,582	89,348
	Grupo Security SA	634,725	237,250
	Hortifrut SA	9,628	24,658
	Inversiones Aguas Metropolitanas SA	320,527	468,032
	Inversiones La Construccion SA	14,474	227,179

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Itau CorpBanca	40,199,961	$311,771
	Itau CorpBanca	4,431	52,640
#	Latam Airlines Group SA, Sponsored ADR	110,557	1,063,558
	Latam Airlines Group SA	6,967	66,403
*	Masisa SA	1,158,148	69,668
	Molibdenos y Metales SA	3,068	36,830
	Multiexport Foods SA	465,609	239,741
	Parque Arauco SA	274,543	747,958
	PAZ Corp. SA	103,525	138,374
	Ripley Corp. SA	483,515	356,791
	SACI Falabella	112,693	696,313
	Salfacorp SA	223,144	244,692
	Sigdo Koppers SA	167,460	292,573
	SMU SA	228,828	58,665
	Sociedad Matriz SAAM SA	2,984,574	271,319
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	22,517	664,026
	Socovesa SA	166,772	81,785
	SONDA SA	242,411	320,224
TOTAL CHILE			18,909,090
CHINA — (16.9%)
*	21Vianet Group, Inc., ADR	16,554	121,837
	361 Degrees International, Ltd.	293,000	52,630
	3SBio, Inc.	234,500	396,017
*	51job, Inc., ADR	4,385	340,057
*	58.com, Inc., ADR	5,775	325,594
*	A8 New Media Group, Ltd.	334,000	8,329
	AAC Technologies Holdings, Inc.	215,500	1,157,998
	AAG Energy Holdings, Ltd.	20,860	3,702
	Agile Group Holdings, Ltd.	662,749	851,807
	Agricultural Bank of China, Ltd., Class H	3,788,000	1,533,289
	Air China, Ltd., Class H	428,000	415,644
	Ajisen China Holdings, Ltd.	175,000	75,092
	AKM Industrial Co., Ltd.	70,000	9,678
*	Alibaba Group Holding, Ltd., Sponsored ADR	62,152	10,759,133
*	Alibaba Health Information Technology, Ltd.	128,000	114,992
*	Alibaba Pictures Group, Ltd.	1,500,000	303,110
*	Aluminum Corp. of China, Ltd., ADR	8,700	70,035
*	Aluminum Corp. of China, Ltd., Class H	774,000	252,751
	AMVIG Holdings, Ltd.	138,000	32,503
#	Angang Steel Co., Ltd., Class H	551,200	209,074
	Anhui Conch Cement Co., Ltd., Class H	398,500	2,301,033
	Anhui Expressway Co., Ltd., Class H	124,000	75,337
	ANTA Sports Products, Ltd.	186,000	1,388,478
	Anton Oilfield Services Group	802,000	92,075
*	Aowei Holdings, Ltd.	78,000	18,028
	APT Satellite Holdings, Ltd.	28,000	10,912
	Asia Cement China Holdings Corp.	195,000	268,163
#*	Asia Television Holdings, Ltd.	476,000	3,026
#	Ausnutria Dairy Corp., Ltd.	126,000	227,383
	AVIC International Holding HK, Ltd.	1,469,171	34,664
#	AVIC International Holdings, Ltd., Class H	100,000	61,769
	BAIC Motor Corp., Ltd., Class H	754,000	476,363
*	Baidu, Inc., Sponsored ADR	26,637	2,975,353
	BAIOO Family Interactive, Ltd.	216,000	13,241
	Bank of China, Ltd., Class H	8,056,356	3,271,587
	Bank of Chongqing Co., Ltd., Class H	211,000	123,200
	Bank of Communications Co., Ltd., Class H	1,135,580	826,189
	Bank of Tianjin Co., Ltd., Class H	20,500	9,932

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Baoye Group Co., Ltd., Class H	78,000	$48,927
#*	Baozun, Inc., Sponsored ADR	6,910	342,805
	BBI Life Sciences Corp.	52,500	12,838
	BBMG Corp., Class H	597,282	173,781
	Beijing Capital International Airport Co., Ltd., Class H	528,000	416,016
	Beijing Capital Land, Ltd., Class H	212,000	77,819
*	Beijing Enterprises Clean Energy Group, Ltd.	5,400,000	72,754
*	Beijing Enterprises Medical & Health Group, Ltd.	936,000	29,147
	Beijing Enterprises Water Group, Ltd.	1,194,000	628,457
*	Beijing Gas Blue Sky Holdings, Ltd.	1,496,000	40,820
	Beijing Jingneng Clean Energy Co., Ltd., Class H	482,000	83,442
	Beijing North Star Co., Ltd.	350,000	131,206
*	Beijing Properties Holdings, Ltd.	636,000	17,364
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	125,000	36,591
#	Best Pacific International Holdings, Ltd.	134,000	44,922
	BII Railway Transportation Technology Holdings Co., Ltd.	116,000	9,423
*	Bitauto Holdings, Ltd., ADR	9,300	106,113
	Bosideng International Holdings, Ltd.	468,000	161,453
	Boyaa Interactive International, Ltd.	145,000	24,651
	Brilliance China Automotive Holdings, Ltd.	436,000	475,158
#	BYD Co., Ltd., Class H	109,000	681,101
	C C Land Holdings, Ltd.	717,187	164,566
*	C.banner International Holdings, Ltd.	537,000	23,299
	Cabbeen Fashion, Ltd.	64,000	14,545
	Canvest Environmental Protection Group Co., Ltd.	148,000	77,236
*	Capital Environment Holdings, Ltd.	1,364,000	35,983
*	CAR, Inc.	276,000	196,919
	Carrianna Group Holdings Co., Ltd.	248,000	26,519
*	CECEP COSTIN New Materials Group, Ltd.	186,000	2,673
	Central China Real Estate, Ltd.	271,194	126,885
#	Central China Securities Co., Ltd., Class H	247,000	52,176
*	Century Sunshine Group Holdings, Ltd.	680,000	18,139
*	CGN Meiya Power Holdings Co., Ltd.	440,000	56,411
	CGN Power Co., Ltd., Class H	1,060,000	305,960
	Changshouhua Food Co., Ltd.	110,000	40,756
	Changyou.com, Ltd., ADR	4,750	37,478
	Chaowei Power Holdings, Ltd.	282,000	105,772
*	Cheetah Mobile, Inc., ADR	9,953	32,447
#*	Chiho Environmental Group, Ltd.	72,000	8,422
	China Aerospace International Holdings, Ltd.	624,000	37,248
	China Agri-Industries Holdings, Ltd.	667,800	203,277
	China Aircraft Leasing Group Holdings, Ltd.	29,000	31,263
	China All Access Holdings, Ltd.	266,000	9,304
	China Animation Characters Co., Ltd.	99,000	27,082
	China Aoyuan Group, Ltd.	336,000	449,434
#*	China Beidahuang Industry Group Holdings, Ltd.	528,000	13,339
	China BlueChemical, Ltd., Class H	583,143	159,880
#*	China Chengtong Development Group, Ltd.	1,142,000	33,097
	China Cinda Asset Management Co., Ltd., Class H	1,536,000	335,077
	China CITIC Bank Corp., Ltd., Class H	1,314,000	728,012
	China Coal Energy Co., Ltd., Class H	367,000	142,197
	China Common Rich Renewable Energy Investments, Ltd.	1,016,000	243,353
	China Communications Construction Co., Ltd., Class H	738,000	622,025
	China Communications Services Corp., Ltd., Class H	380,800	265,117
	China Conch Venture Holdings, Ltd.	210,500	724,346
	China Construction Bank Corp., Class H	11,738,990	9,012,377
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	66,640
#*	China Dili Group	564,585	166,042

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Distance Education Holdings, Ltd., ADR	6,004	$30,440
	China Dongxiang Group Co., Ltd.	1,090,000	134,482
#*	China Dynamics Holdings, Ltd.	980,000	12,252
*	China Eastern Airlines Corp., Ltd., Class H	444,000	243,948
#	China Electronics Huada Technology Co., Ltd.	162,000	14,629
#	China Electronics Optics Valley Union Holding Co., Ltd.	572,000	42,157
#*	China Energine International Holdings, Ltd.	236,000	4,731
	China Energy Engineering Corp., Ltd., Class H	432,000	45,132
	China Everbright Bank Co., Ltd., Class H	374,000	168,194
	China Everbright Greentech Ltd.	82,000	51,701
	China Everbright International, Ltd.	583,592	513,917
	China Everbright, Ltd.	276,000	364,591
#	China Evergrande Group	701,000	1,850,679
	China Fiber Optic Network System Group, Ltd.	396,000	5,312
	China Financial Services Holdings, Ltd.	182,000	10,793
	China Foods, Ltd.	344,000	147,037
	China Galaxy Securities Co., Ltd., Class H	230,000	122,760
	China Gas Holdings, Ltd.	365,600	1,514,858
*	China Glass Holdings, Ltd.	200,000	11,910
*	China Greenfresh Group Co., Ltd.	158,000	13,903
#*	China Greenland Broad Greenstate Group Co., Ltd.	184,000	11,542
	China Hanking Holdings, Ltd.	191,000	28,264
#	China Harmony New Energy Auto Holding, Ltd.	305,000	92,791
*	China High Precision Automation Group, Ltd.	73,000	2,133
	China High Speed Transmission Equipment Group Co., Ltd.	148,000	94,952
	China Hongqiao Group, Ltd.	488,000	357,232
	China Huarong Asset Management Co., Ltd., Class H	2,454,000	413,721
*	China Huiyuan Juice Group, Ltd.	159,000	7,694
	China International Capital Corp., Ltd., Class H	135,600	256,533
	China International Marine Containers Group Co., Ltd., Class H	171,600	162,529
	China Jinmao Holdings Group, Ltd.	715,120	460,756
	China Lesso Group Holdings, Ltd.	406,000	375,121
	China Life Insurance Co., Ltd., ADR	32,164	409,769
	China Life Insurance Co., Ltd., Class H	318,000	809,999
	China Lilang, Ltd.	161,000	142,434
*	China Logistics Property Holdings Co., Ltd.	122,000	48,178
*	China Longevity Group Co., Ltd.	30,000	985
	China Longyuan Power Group Corp., Ltd., Class H	694,000	424,374
	China Machinery Engineering Corp., Class H	252,000	107,691
	China Maple Leaf Educational Systems, Ltd.	246,000	88,218
	China Medical System Holdings, Ltd.	456,000	434,978
#	China Meidong Auto Holdings, Ltd.	182,000	133,904
	China Mengniu Dairy Co., Ltd.	177,000	714,202
	China Merchants Bank Co., Ltd., Class H	799,598	3,961,128
	China Merchants Land, Ltd.	584,000	83,105
	China Merchants Port Holdings Co., Ltd.	197,731	327,238
	China Merchants Securities Co., Ltd., Class H	48,400	55,869
*	China Metal Resources Utilization, Ltd.	68,000	31,622
	China Minsheng Banking Corp., Ltd., Class H	918,520	632,685
	China Mobile, Ltd.	578,500	4,919,780
	China Mobile, Ltd., Sponsored ADR	140,070	5,966,982
*	China Modern Dairy Holdings, Ltd.	608,000	96,034
#	China Molybdenum Co., Ltd., Class H	648,000	184,297
	China National Building Material Co., Ltd., Class H	1,438,000	1,260,730
	China New Town Development Co., Ltd.	416,254	9,507
*	China NT Pharma Group Co., Ltd.	198,000	19,859
*	China Nuclear Energy Technology Corp., Ltd.	114,000	5,226
#*	China Oceanwide Holdings, Ltd.	728,000	35,738
	China Oil & Gas Group, Ltd.	1,990,000	90,923

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Oilfield Services, Ltd., Class H	344,000	$388,060
	China Oriental Group Co., Ltd.	450,000	199,763
	China Overseas Grand Oceans Group, Ltd.	591,250	309,446
	China Overseas Land & Investment, Ltd.	1,118,000	3,811,325
	China Overseas Property Holdings, Ltd.	577,000	291,780
	China Pacific Insurance Group Co., Ltd., Class H	351,000	1,497,183
*	China Pioneer Pharma Holdings, Ltd.	119,000	9,349
#	China Power Clean Energy Development Co., Ltd.	150,000	103,856
	China Power International Development, Ltd.	942,999	236,347
*	China Properties Group, Ltd.	128,000	16,495
	China Railway Construction Corp., Ltd., Class H	577,000	666,676
	China Railway Group, Ltd., Class H	778,000	544,727
	China Railway Signal & Communication Corp., Ltd., Class H	339,000	226,321
*	China Rare Earth Holdings, Ltd.	325,200	19,640
	China Reinsurance Group Corp., Class H	846,000	148,687
	China Resources Cement Holdings, Ltd.	712,000	650,696
	China Resources Land, Ltd.	762,222	3,257,284
	China Resources Power Holdings Co., Ltd.	403,903	580,011
*	China Ruifeng Renewable Energy Holdings, Ltd.	288,000	16,147
*	China Rundong Auto Group, Ltd.	23,000	1,442
	China Sanjiang Fine Chemicals Co., Ltd.	342,000	73,775
	China SCE Group Holdings, Ltd.	721,600	392,624
#*	China Shengmu Organic Milk, Ltd.	716,000	29,264
	China Shenhua Energy Co., Ltd., Class H	756,384	1,494,278
	China Shineway Pharmaceutical Group, Ltd.	89,000	74,228
*	China Silver Group, Ltd.	214,000	20,046
	China South City Holdings, Ltd.	1,426,000	195,712
#	China Southern Airlines Co., Ltd., Sponsored ADR	5,478	177,378
	China Southern Airlines Co., Ltd., Class H	314,000	201,275
	China State Construction International Holdings, Ltd.	519,408	533,552
	China Sunshine Paper Holdings Co., Ltd.	91,000	13,675
	China Suntien Green Energy Corp., Ltd., Class H	647,000	163,952
	China Taiping Insurance Holdings Co., Ltd.	431,612	1,194,399
	China Telecom Corp., Ltd., ADR	16,175	723,669
	China Telecom Corp., Ltd., Class H	302,000	134,701
	China Tian Lun Gas Holdings, Ltd.	79,500	88,892
*	China Tianrui Group Cement Co., Ltd.	13,000	11,145
	China Traditional Chinese Medicine Holdings Co., Ltd.	686,000	313,229
	China Travel International Investment Hong Kong, Ltd.	596,000	109,557
	China Unicom Hong Kong, Ltd.	1,424,000	1,387,338
	China Unicom Hong Kong, Ltd., ADR	89,553	877,619
	China Vanke Co., Ltd., Class H	351,400	1,319,887
	China Vast Industrial Urban Development Co., Ltd.	139,000	55,402
	China Water Affairs Group, Ltd.	296,000	263,356
#*	China Water Industry Group, Ltd.	236,000	16,478
	China Wood Optimization Holding, Ltd.	44,000	11,465
	China XLX Fertiliser, Ltd.	127,000	37,565
	China Yuhua Education Corp., Ltd.	164,000	81,231
*	China Yurun Food Group, Ltd.	301,000	42,752
#	China ZhengTong Auto Services Holdings, Ltd.	442,500	165,340
	China Zhongwang Holdings, Ltd.	519,518	264,573
#	Chinasoft International, Ltd.	532,000	264,497
	Chongqing Machinery & Electric Co., Ltd., Class H	368,000	29,547
	Chongqing Rural Commercial Bank Co., Ltd., Class H	715,000	373,740
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	92,000	6,336
	Chu Kong Shipping Enterprise Group Co., Ltd.	132,000	26,945
	CIFI Holdings Group Co., Ltd.	1,421,465	906,154
	CIMC Enric Holdings, Ltd.	158,000	113,776
*	CIMC-TianDa Holdings Co., Ltd.	380,000	11,911

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CITIC Dameng Holdings, Ltd.	235,000	$11,352
	CITIC Resources Holdings, Ltd.	1,070,000	75,922
	CITIC Securities Co., Ltd., Class H	159,500	304,533
	CITIC, Ltd.	408,433	540,793
#*	Citychamp Watch & Jewellery Group, Ltd.	668,000	138,866
	Clear Media, Ltd.	24,000	14,422
	CNOOC, Ltd.	2,970,000	4,896,828
	CNOOC, Ltd., Sponsored ADR	11,570	1,912,868
#*	COFCO Meat Holdings, Ltd.	61,000	23,028
*	Cogobuy Group	185,000	48,278
#	Colour Life Services Group Co., Ltd.	153,000	104,751
#*	Comba Telecom Systems Holdings, Ltd.	362,533	90,617
	Concord New Energy Group, Ltd.	1,644,648	80,518
	Consun Pharmaceutical Group, Ltd.	165,000	99,778
*	Coolpad Group, Ltd.	970,160	42,137
	COSCO SHIPPING Development Co., Ltd., Class H	629,000	77,436
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	384,000	218,695
*	COSCO SHIPPING Holdings Co., Ltd., Class H	241,500	89,814
	COSCO SHIPPING International Hong Kong Co., Ltd.	80,000	24,964
	COSCO SHIPPING Ports, Ltd.	512,560	446,684
*	Coslight Technology International Group Co., Ltd.	36,000	7,623
#	Cosmo Lady China Holdings Co., Ltd.	176,000	33,635
	Country Garden Holdings Co., Ltd.	2,194,000	2,955,987
	Country Garden Services Holdings Co., Ltd.	310,287	747,138
#	CP Pokphand Co., Ltd.	1,652,000	138,899
#	CPMC Holdings, Ltd.	134,000	51,074
	CRCC High-Tech Equipment Corp., Ltd.	162,500	31,759
	CRRC Corp., Ltd., Class H	470,000	369,961
#	CSC Financial Co., Ltd., Class H	44,000	31,717
	CSPC Pharmaceutical Group, Ltd.	840,000	1,457,715
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	42,000	38,789
	CT Environmental Group, Ltd.	882,000	38,308
*	Ctrip.com International, Ltd., ADR	27,605	1,076,043
#*	CWT International, Ltd.	960,000	16,188
	Dah Chong Hong Holdings, Ltd.	318,819	101,294
	Dali Foods Group Co., Ltd.	603,000	375,805
#	Dalian Port PDA Co., Ltd., Class H	394,799	50,865
*	Daphne International Holdings, Ltd.	418,000	8,631
	Datang International Power Generation Co., Ltd., Class H	644,000	144,703
	Dawnrays Pharmaceutical Holdings, Ltd.	248,000	47,136
*	DBA Telecommunication Asia Holdings, Ltd.	112,000	5,445
*	Differ Group Holding Co., Ltd.	702,000	41,119
*	Digital China Holdings, Ltd.	182,250	101,508
	Dongfang Electric Corp., Ltd.	109,600	65,857
#	Dongfeng Motor Group Co., Ltd., Class H	598,000	533,364
#	Dongjiang Environmental Co., Ltd., Class H	80,800	72,753
	Dongyue Group, Ltd.	480,000	258,426
	E-Commodities Holdings, Ltd.	600,000	30,880
	EEKA Fashion Holdings, Ltd.	52,000	63,895
	Embry Holdings, Ltd.	14,000	3,394
	ENN Energy Holdings, Ltd.	140,800	1,448,325
#	Essex Bio-technology, Ltd.	68,000	53,526
	EVA Precision Industrial Holdings, Ltd.	184,000	15,718
#	Everbright Securities Co., Ltd., Class H	41,000	31,488
	Fantasia Holdings Group Co., Ltd.	583,500	95,486
*	First Tractor Co., Ltd.	154,000	36,306
	Fu Shou Yuan International Group, Ltd.	208,000	177,738
	Fufeng Group, Ltd.	667,400	327,475
#*	Fuguiniao Co., Ltd., Class H	51,000	4,740

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Fullshare Holdings, Ltd.	1,384,983	$49,333
#	Future Land Development Holdings, Ltd.	646,000	542,732
	Fuyao Glass Industry Group Co., Ltd., Class H	132,400	400,924
*	GCL New Energy Holdings, Ltd.	1,132,000	43,115
#*	GCL-Poly Energy Holdings, Ltd.	5,026,000	286,268
#*	GDS Holdings, Ltd.	306	12,601
	Geely Automobile Holdings, Ltd.	1,467,000	2,237,364
	Gemdale Properties & Investment Corp., Ltd.	1,048,000	124,908
#	Genertec Universal Medical Group Co., Ltd.	362,000	274,030
*	GF Securities Co., Ltd.	153,200	171,821
*	Glorious Property Holdings, Ltd.	1,043,000	45,689
	Golden Eagle Retail Group, Ltd.	169,000	195,147
	Goldlion Holdings, Ltd.	92,152	35,011
	Goldpac Group, Ltd.	85,000	20,970
#*	GOME Retail Holdings, Ltd.	2,602,940	277,222
#*	Grand Baoxin Auto Group, Ltd.	266,823	57,535
#	Great Wall Motor Co., Ltd., Class H	819,500	555,140
	Greatview Aseptic Packaging Co., Ltd.	326,000	178,240
	Greenland Hong Kong Holdings, Ltd.	384,000	140,070
	Greentown China Holdings, Ltd.	311,000	233,520
	Greentown Service Group Co., Ltd.	308,000	259,461
	Guangdong Investment, Ltd.	324,000	680,965
*	Guangdong Land Holdings, Ltd.	142,000	24,997
	Guangdong Yueyun Transportation Co., Ltd., Class H	50,000	17,811
	Guangshen Railway Co., Ltd., Sponsored ADR	5,070	85,176
	Guangshen Railway Co., Ltd., Class H	272,000	88,452
	Guangzhou Automobile Group Co., Ltd., Class H	216,836	220,467
	Guangzhou R&F Properties Co., Ltd., Class H	392,400	709,966
*	Guodian Technology & Environment Group Corp., Ltd., Class H	209,000	6,745
	Guolian Securities Co., Ltd., Class H	36,500	11,093
	Guorui Properties, Ltd.	440,000	78,390
	Guotai Junan Securities Co., Ltd., Class H	58,400	94,405
*	Haichang Ocean Park Holdings, Ltd.	419,000	64,954
	Haier Electronics Group Co., Ltd.	270,000	634,577
*	Hailiang Education Group, Inc., ADR	2,865	181,355
	Haitian International Holdings, Ltd.	226,000	456,563
	Haitong Securities Co., Ltd., Class H	292,000	288,986
*	Harbin Bank Co., Ltd., Class H	312,000	63,621
#*	HC Group, Inc.	156,500	40,065
#	Health and Happiness H&H International Holdings, Ltd.	71,000	413,670
	Hengan International Group Co., Ltd.	221,500	1,675,344
	Hengdeli Holdings, Ltd.	687,200	36,829
#*	HengTen Networks Group, Ltd.	5,848,000	110,652
*	Hi Sun Technology China, Ltd.	600,000	105,163
	Hilong Holding, Ltd.	346,000	32,465
	Hisense Home Appliances Group Co., Ltd., Class H	98,000	107,498
	HKC Holdings, Ltd.	42,723	27,562
*	Honghua Group, Ltd.	766,000	60,208
	Honworld Group, Ltd.	72,000	34,673
	Hopefluent Group Holdings, Ltd.	42,000	11,555
	Hopson Development Holdings, Ltd.	197,000	203,915
*	Hua Han Health Industry Holdings, Ltd.	1,184,000	12,024
	Hua Hong Semiconductor, Ltd.	105,000	216,386
	Huadian Fuxin Energy Corp., Ltd., Class H	782,000	145,106
	Huadian Power International Corp., Ltd., Class H	382,000	159,888
	Huaneng Power International, Inc., Sponsored ADR	6,108	142,622
	Huaneng Power International, Inc., Class H	352,000	203,953
	Huaneng Renewables Corp., Ltd., Class H	1,738,000	472,380
	Huatai Securities Co., Ltd.	115,400	186,957

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huazhong In-Vehicle Holdings Co., Ltd.	128,000	$22,384
	Huazhu Group, Ltd., ADR	29,302	959,934
	Huishang Bank Corp., Ltd., Class H	97,900	38,032
#*	Hydoo International Holding, Ltd.	136,000	7,557
	IMAX China Holding, Inc.	60,300	138,460
	Industrial & Commercial Bank of China, Ltd., Class H	8,474,017	5,690,693
	Inner Mongolia Yitai Coal Co., Ltd., Class H	17,400	12,851
*	JD.com, Inc., ADR	31,215	933,641
*	Jiangnan Group, Ltd.	488,000	20,502
	Jiangsu Expressway Co., Ltd., Class H	270,000	363,785
	Jiangxi Copper Co., Ltd., Class H	198,000	245,051
#	Jiayuan International Group, Ltd.	407,910	176,481
#	Jinchuan Group International Resources Co., Ltd.	1,549,000	125,769
#	Jingrui Holdings, Ltd.	171,000	55,979
*	JinkoSolar Holding Co., Ltd., ADR	10,218	200,171
	JNBY Design, Ltd.	77,500	141,812
	Joy City Property, Ltd.	1,120,000	135,033
	Ju Teng International Holdings, Ltd.	316,000	74,770
	Jutal Offshore Oil Services, Ltd.	202,000	21,470
	K Wah International Holdings, Ltd.	225,892	117,533
*	Kai Yuan Holdings, Ltd.	1,320,000	7,281
	Kaisa Group Holdings, Ltd.	898,000	372,444
*	Kangda International Environmental Co., Ltd.	250,000	31,460
	Kasen International Holdings, Ltd.	76,000	63,653
	Kingboard Holdings, Ltd.	259,900	639,167
	Kingboard Laminates Holdings, Ltd.	390,473	321,996
#	Kingdee International Software Group Co., Ltd.	211,000	200,993
*	Kingsoft Corp., Ltd.	123,000	265,013
*	KuangChi Science, Ltd.	492,000	28,072
	Kunlun Energy Co., Ltd.	1,134,000	988,992
	KWG Group Holdings, Ltd.	352,330	327,579
	Lai Fung Holdings, Ltd.	31,500	31,499
	Launch Tech Co., Ltd., Class H	47,400	31,673
	Lee & Man Chemical Co., Ltd.	86,000	44,490
	Lee & Man Paper Manufacturing, Ltd.	521,000	318,018
	Lee's Pharmaceutical Holdings, Ltd.	104,000	65,719
*	Legend Holdings Corp.	7,100	0
	Legend Holdings Corp., Class H	100,700	237,149
	Lenovo Group, Ltd.	2,398,000	1,929,560
	Leoch International Technology, Ltd.	148,000	11,960
	Li Ning Co., Ltd.	363,000	894,942
#*	Lifestyle China Group, Ltd.	222,000	70,726
#*	Lifetech Scientific Corp.	474,000	88,913
*	Link Motion, Inc., Sponsored ADR	24,777	2,859
	Livzon Pharmaceutical Group, Inc., Class H	36,571	88,714
	Logan Property Holdings Co., Ltd.	476,000	719,741
	Longfor Group Holdings, Ltd.	425,500	1,573,580
#*	LongiTech Smart Energy Holding, Ltd.	91,500	6,878
	Lonking Holdings, Ltd.	896,000	232,425
#	Luye Pharma Group, Ltd.	352,500	272,193
#	LVGEM China Real Estate Investment Co., Ltd.	184,000	65,350
	Maanshan Iron & Steel Co., Ltd., Class H	774,000	293,391
	Maoye International Holdings, Ltd.	383,000	26,811
	Min Xin Holdings, Ltd.	66,000	32,799
*	Mingfa Group International Co., Ltd.	374,000	2,690
	Minmetals Land, Ltd.	565,644	87,572
#	Minth Group, Ltd.	246,000	693,249
#*	MMG, Ltd.	966,000	299,824
	MOBI Development Co., Ltd.	100,000	14,453

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Modern Land China Co., Ltd.	184,000	$26,528
	Momo, Inc., Sponsored ADR	45,129	1,533,032
	Nan Hai Corp., Ltd.	4,000,000	71,382
*	Nature Home Holding Co., Ltd.	168,000	24,873
	NetDragon Websoft Holdings, Ltd.	43,000	107,499
	NetEase, Inc., ADR	12,030	2,776,765
	New China Life Insurance Co., Ltd., Class H	83,200	412,691
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	6,676	696,374
*	New Provenance Everlasting Holdings, Ltd.	1,640,000	5,191
*	New World Department Store China, Ltd.	209,000	36,800
	Nexteer Automotive Group, Ltd.	343,000	356,478
	Nine Dragons Paper Holdings, Ltd.	659,000	533,409
#*	Noah Holdings, Ltd., ADR	5,159	166,842
*	North Mining Shares Co., Ltd.	7,490,000	17,082
	NVC Lighting Holdings, Ltd.	520,000	47,268
	O-Net Technologies Group, Ltd.	88,000	48,027
	Orient Securities Co., Ltd., Class H	120,000	73,141
	Overseas Chinese Town Asia Holdings, Ltd.	108,000	39,419
#	Ozner Water International Holding, Ltd.	147,000	22,822
#	Pacific Online, Ltd.	219,000	50,489
#*	Panda Green Energy Group, Ltd.	1,196,000	45,584
	Parkson Retail Group, Ltd.	380,000	30,418
	PAX Global Technology, Ltd.	184,000	73,778
	People's Insurance Co. Group of China, Ltd. (The), Class H	332,000	139,274
#	Phoenix Media Investment Holdings, Ltd.	466,000	40,589
*	Phoenix New Media, Ltd., ADR	5,499	15,672
	PICC Property & Casualty Co., Ltd., Class H	717,582	852,032
	Ping An Insurance Group Co. of China, Ltd., Class H	928,000	10,937,231
	Poly Culture Group Corp., Ltd., Class H	25,300	24,156
	Poly Property Group Co., Ltd.	678,111	250,158
	Postal Savings Bank of China Co., Ltd., Class H	817,000	475,125
	Pou Sheng International Holdings, Ltd.	722,687	201,072
	Powerlong Real Estate Holdings, Ltd.	493,000	299,085
	Prosperity International Holdings HK, Ltd.	98,000	2,404
#*	PW Medtech Group, Ltd.	223,000	28,901
#*	Q Technology Group Co., Ltd.	97,000	93,995
#	Qingdao Port International Co., Ltd., Class H	197,000	140,407
	Qingling Motors Co., Ltd., Class H	266,000	68,459
#	Qinhuangdao Port Co., Ltd., Class H	128,500	24,502
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	24,300	7,487
	Qunxing Paper Holdings Co., Ltd.	124,416	6,008
	Red Star Macalline Group Corp., Ltd., Class H	92,807	80,909
#	Redco Properties Group Ltd.	422,000	167,876
	Regal International Airport Group Co., Ltd., Class H	41,000	28,238
	Road King Infrastructure, Ltd.	77,000	158,310
	Ronshine China Holdings, Ltd.	208,000	270,778
*	Royale Furniture Holdings, Ltd.	140,000	20,816
	Sany Heavy Equipment International Holdings Co., Ltd.	216,000	84,926
	Seaspan Corp.	28,864	292,970
#*	Semiconductor Manufacturing International Corp.	554,400	653,015
*	Semiconductor Manufacturing International Corp., ADR	2,155	12,564
	Shandong Chenming Paper Holdings, Ltd., Class H	158,249	69,109
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	388,000	369,904
	Shandong Xinhua Pharmaceutical Co., Ltd.	67,600	32,416
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	46,000	44,781
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	83,000	63,178
	Shanghai Haohai Biological Technology Co., Ltd., Class H	9,100	53,411
	Shanghai Industrial Holdings, Ltd.	140,000	286,843
	Shanghai Industrial Urban Development Group, Ltd.	382,000	61,527

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	522,000	$92,586
#	Shanghai La Chapelle Fashion Co., Ltd., Class H	20,000	8,304
	Shanghai Prime Machinery Co., Ltd.	278,000	30,469
*	Shanghai Zendai Property, Ltd.	2,775,000	36,084
	Shengjing Bank Co., Ltd.	97,500	69,715
	Shenguan Holdings Group, Ltd.	550,000	22,098
	Shenzhen Expressway Co., Ltd., Class H	188,000	223,154
	Shenzhen International Holdings, Ltd.	323,450	597,452
	Shenzhen Investment, Ltd.	892,987	320,190
	Shenzhou International Group Holdings, Ltd.	146,000	2,010,030
	Shimao Property Holdings, Ltd.	484,356	1,337,695
	Shougang Concord International Enterprises Co., Ltd.	3,138,000	121,952
	Shougang Fushan Resources Group, Ltd.	738,000	152,831
	Shui On Land, Ltd.	1,104,521	235,767
#*	Shunfeng International Clean Energy, Ltd.	438,000	17,044
	Sichuan Expressway Co., Ltd., Class H	284,000	85,568
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,212,000	248,292
*	Silver Grant International Holdings Group, Ltd.	508,000	96,110
*	SINA Corp.	10,153	397,185
	Sino Biopharmaceutical, Ltd.	1,165,000	1,421,027
	Sinofert Holdings, Ltd.	796,000	89,042
#*	Sinolink Worldwide Holdings, Ltd.	450,000	31,920
	SinoMedia Holding, Ltd.	118,644	21,586
	Sino-Ocean Group Holding, Ltd.	1,009,003	405,972
	Sinopec Kantons Holdings, Ltd.	266,000	107,017
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	982,000	342,603
	Sinopharm Group Co., Ltd., Class H	216,000	798,464
	Sinosoft Technology Group, Ltd.	238,800	63,961
	Sinotrans, Ltd., Class H	728,000	250,915
#	Sinotruk Hong Kong, Ltd.	211,500	310,136
	Skyfame Realty Holdings, Ltd.	888,000	133,344
	Skyworth Group, Ltd.	453,193	123,052
#*	SMI Holdings Group, Ltd.	323,200	15,483
	SOHO China, Ltd.	587,912	187,968
*	Sohu.com, Ltd., ADR	6,475	78,930
#*	Southern Energy Holdings Group, Ltd.	22,000	27,345
*	Sparkle Roll Group, Ltd.	456,000	15,590
	Springland International Holdings, Ltd.	239,000	47,234
*	SPT Energy Group, Inc.	72,000	7,021
*	SRE Group, Ltd.	2,226,857	25,251
	SSY Group, Ltd.	547,719	485,652
#*	Starrise Media Holdings, Ltd.	70,000	11,917
	Sun Art Retail Group, Ltd.	581,000	588,345
#	Sun King Power Electronics Group	96,000	12,801
	Sunac China Holdings, Ltd.	635,000	2,864,277
	Sunny Optical Technology Group Co., Ltd.	121,200	1,401,481
#*	Sunshine 100 China Holdings, Ltd.	120,000	22,448
#	Symphony Holdings, Ltd.	390,000	45,766
*	TAL Education Group, ADR	25,856	832,563
#*	Tarena International, Inc., ADR	8,606	13,684
*	Taung Gold International, Ltd.	3,250,000	15,700
	TCL Electronics Holdings, Ltd.	297,666	134,789
*	Tech Pro Technology Development, Ltd.	1,644,000	2,688
#*	Technovator International, Ltd.	108,000	12,974
	Tencent Holdings, Ltd.	675,400	31,468,888
	Tenfu Cayman Holdings Co., Ltd.	66,000	43,339
*	Tesson Holdings, Ltd.	78,000	4,818
	Texhong Textile Group, Ltd.	125,000	125,533
#	Tian An China Investment Co., Ltd.	140,000	68,671

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Tian Ge Interactive Holdings, Ltd.	199,000	$46,628
	Tian Shan Development Holding, Ltd.	60,000	20,722
	Tiangong International Co., Ltd.	304,000	94,249
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	50,000	17,372
	Tianjin Development Holdings, Ltd.	124,000	38,041
	Tianjin Port Development Holdings, Ltd.	744,000	76,537
#	Tianneng Power International, Ltd.	336,000	268,691
	Tingyi Cayman Islands Holding Corp.	604,000	901,419
	Tomson Group, Ltd.	152,385	43,530
	Tong Ren Tang Technologies Co., Ltd., Class H	138,000	164,893
#	Tongda Group Holdings, Ltd.	1,590,000	116,738
	Tonly Electronics Holdings, Ltd.	22,200	16,407
#	Top Spring International Holdings, Ltd.	95,000	20,799
	Towngas China Co., Ltd.	247,441	188,404
	TPV Technology, Ltd.	355,412	111,333
#	TravelSky Technology, Ltd., Class H	203,500	398,323
	Trigiant Group, Ltd.	190,000	35,635
*	Truly International Holdings, Ltd.	641,140	89,902
	Tsaker Chemical Group, Ltd.	61,500	24,641
*	Tuniu Corp., Sponsored ADR	6,952	21,482
	Uni-President China Holdings, Ltd.	403,966	477,793
#*	United Energy Group, Ltd.	2,382,000	429,357
	Vinda International Holdings, Ltd.	75,000	146,625
*	Vipshop Holdings, Ltd., ADR	95,934	729,098
	Want Want China Holdings, Ltd.	1,625,000	1,263,843
	Wasion Holdings, Ltd.	148,000	53,967
#*	Weibo Corp., Sponsored ADR	13,027	510,268
	Weichai Power Co., Ltd., Class H	515,120	791,088
	Weiqiao Textile Co., Class H	58,000	17,041
	West China Cement, Ltd.	1,018,000	171,536
#	Wisdom Education International Holdings Co., Ltd.	166,000	74,306
#	Wisdom Sports Group	118,000	4,433
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	137,500	191,118
	Xiamen International Port Co., Ltd.	272,000	33,953
	Xingda International Holdings, Ltd.	300,723	80,762
	Xingfa Aluminium Holdings, Ltd.	48,000	46,597
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	83,000	57,898
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	122,258	136,626
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	236,000	16,192
	Xinyi Solar Holdings, Ltd.	1,201,665	659,705
	Xinyuan Real Estate Co., Ltd., ADR	15,156	63,504
	Xtep International Holdings, Ltd.	188,000	135,383
*	Xunlei, Ltd., ADR	12,250	27,318
#	Yadea Group Holdings, Ltd.	388,000	79,179
*	Yanchang Petroleum International, Ltd.	2,200,000	24,905
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	49,500	89,931
	Yanzhou Coal Mining Co., Ltd., Class H	708,000	623,153
#	Yashili International Holdings, Ltd.	397,000	52,312
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	37,600	189,368
*	Yida China Holdings, Ltd.	36,000	10,242
	Yihai International Holding, Ltd.	133,000	705,724
	Yip's Chemical Holdings, Ltd.	88,000	26,590
#*	Yirendai, Ltd., ADR	5,819	65,115
*	Youyuan International Holdings, Ltd.	136,920	38,263
*	YuanShengTai Dairy Farm, Ltd.	191,000	6,199
	Yuexiu Property Co., Ltd.	1,801,292	407,197
	Yuexiu Transport Infrastructure, Ltd.	144,752	114,970
	Yum China Holdings, Inc.	78,364	3,565,562
	Yunnan Water Investment Co., Ltd., Class H	49,000	13,094

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yuzhou Properties Co., Ltd.	604,948	$284,210
*	YY, Inc., ADR	10,843	696,012
	Zhaojin Mining Industry Co., Ltd., Class H	111,500	129,595
	Zhejiang Expressway Co., Ltd., Class H	370,000	358,139
	Zhengzhou Coal Mining Machinery Group Co., Ltd.	73,600	35,476
*	Zhong An Group Ltd.	490,000	16,823
	Zhongsheng Group Holdings, Ltd.	188,500	523,914
#	Zhongyu Gas Holdings, Ltd.	58,455	60,799
#	Zhou Hei Ya International Holdings Co., Ltd.	159,000	86,156
*	Zhuguang Holdings Group Co., Ltd.	344,000	44,256
	Zhuhai Holdings Investment Group, Ltd.	82,000	8,529
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	52,550	251,179
	Zijin Mining Group Co., Ltd., Class H	1,596,000	638,737
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	171,200	119,523
*	ZTE Corp., Class H	45,520	135,952
	ZTO Express Cayman, Inc., ADR	43,028	845,500
TOTAL CHINA			247,983,510
COLOMBIA — (0.4%)
	Almacenes Exito SA	125,451	665,314
	Banco de Bogota SA	14,112	307,537
	Bancolombia SA, Sponsored ADR	15,816	788,902
	Bancolombia SA	36,461	436,741
	Bolsa de Valores de Colombia	3,425	12,590
	Celsia SA ESP	223,607	303,283
	Cementos Argos SA	184,943	433,478
*	CEMEX Latam Holdings SA	76,893	98,433
*	Constructora Conconcreto SA	2,809	432
*	Corp. Financiera Colombiana SA	39,515	325,422
	Ecopetrol SA	1,042,920	934,547
*	Empresa de Telecomunicaciones de Bogota	193,442	14,268
	Grupo Argos SA	59,426	304,653
	Grupo Aval Acciones y Valores SA	24,959	187,442
	Grupo de Inversiones Suramericana SA	52,476	551,801
*	Grupo Energia Bogota SA ESP	222,994	142,730
	Grupo Nutresa SA	39,821	304,884
	Interconexion Electrica SA ESP	133,618	724,917
	Mineros SA	5,269	4,978
	Promigas SA ESP	7,608	16,464
TOTAL COLOMBIA			6,558,816
CZECH REPUBLIC — (0.2%)
	CEZ A.S.	51,421	1,152,914
	Komercni banka A.S.	14,529	560,448
	Moneta Money Bank A.S.	325,174	1,117,515
	O2 Czech Republic A.S.	21,411	203,066
TOTAL CZECH REPUBLIC			3,033,943
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	266,956	1,145,010
	Egyptian Financial Group-Hermes Holding Co., GDR	7,190	14,165
	Egyptian Financial Group-Hermes Holding Co., GDR	1,326	2,572
TOTAL EGYPT			1,161,747
GREECE — (0.4%)
	Aegean Airlines SA	14,009	126,691
*	Alpha Bank AE	201,106	390,353

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Athens Water Supply & Sewage Co. SA	15,151	$138,501
	AUTOHELLAS SA	1,544	10,058
	Bank of Greece	93	1,513
*	Ellaktor SA	37,044	88,915
*	Eurobank Ergasias SA	127,166	123,494
*	FF Group	11,777	28,971
	Fourlis Holdings SA	23,710	151,309
*	GEK Terna Holding Real Estate Construction SA	23,835	168,821
	Hellenic Exchanges - Athens Stock Exchange SA	17,385	95,368
	Hellenic Petroleum SA	18,259	190,392
	Hellenic Telecommunications Organization SA	63,383	871,529
	Holding Co. ADMIE IPTO SA	47,833	119,442
*	Intracom Holdings SA	13,354	17,418
	JUMBO SA	28,161	551,921
*	LAMDA Development SA	15,079	156,511
	Motor Oil Hellas Corinth Refineries SA	20,574	510,072
	Mytilineos SA	25,613	311,303
*	National Bank of Greece SA	155,458	453,365
*	Piraeus Bank SA	131,606	448,863
	Piraeus Port Authority SA	3,323	91,098
*	Public Power Corp. SA	23,407	72,888
	Sarantis SA	9,672	92,605
	Terna Energy SA	15,305	122,636
TOTAL GREECE			5,334,037
HONG KONG — (0.0%)
*	Leyou Technologies Holdings, Ltd.	450,000	128,294
HUNGARY — (0.3%)
#	CIG Pannonia Life Insurance P.L.C., Class A	14,978	18,512
	Magyar Telekom Telecommunications P.L.C.	260,648	377,102
	MOL Hungarian Oil & Gas P.L.C.	260,949	2,648,290
	OTP Bank P.L.C.	44,441	1,850,788
TOTAL HUNGARY			4,894,692
INDIA — (10.5%)
*	3M India, Ltd.	554	169,472
*	5Paisa Capital, Ltd.	4,308	10,642
*	5Paisa Capital, Ltd.	4,308	5,599
	Aarti Drugs, Ltd.	2,801	18,672
	Aarti Industries, Ltd.	13,244	321,237
	ABB India, Ltd.	5,237	104,028
	Abbott India, Ltd.	1,520	184,147
	ACC, Ltd.	17,993	406,726
	Action Construction Equipment, Ltd.	7,217	7,933
	Adani Enterprises, Ltd.	84,387	156,540
	Adani Gas, Ltd.	146,362	316,686
*	Adani Green Energy, Ltd.	111,381	75,064
*	Adani Power, Ltd.	371,686	326,155
*	Adani Transmissions, Ltd.	105,208	314,825
*	Aditya Birla Capital, Ltd.	227,885	271,263
*	Aditya Birla Fashion and Retail, Ltd.	103,899	283,654
	Advanced Enzyme Technologies, Ltd.	8,712	18,745
	Aegis Logistics, Ltd.	32,617	88,367
	Agro Tech Foods, Ltd.	4,264	31,747
	Ahluwalia Contracts India, Ltd.	2,080	8,866
*	AIA Engineering, Ltd.	12,413	308,208
	Ajanta Pharma, Ltd.	12,898	165,662

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Akzo Nobel India, Ltd.	4,305	$109,001
	Alembic Pharmaceuticals, Ltd.	27,495	207,971
	Alembic, Ltd.	54,445	33,821
*	Allahabad Bank	268,239	142,666
	Allcargo Logistics, Ltd.	33,994	47,784
	Amara Raja Batteries, Ltd.	22,700	224,062
	Ambuja Cements, Ltd.	116,793	339,700
*	Amtek Auto, Ltd.	52,973	2,118
	Anant Raj, Ltd.	53,435	21,235
*	Andhra Bank	205,859	55,799
	Andhra Sugars, Ltd. (The)	2,017	7,823
*	Anveshan Heavy Engineering, Ltd.	3,112	20,764
	Apar Industries, Ltd.	7,842	56,465
	APL Apollo Tubes, Ltd.	3,950	80,392
	Apollo Tyres, Ltd.	157,155	358,716
	Arti Surfactants, Ltd.	1,324	4,092
*	Arvind Fashions, Ltd.	16,804	145,492
	Arvind, Ltd.	84,021	66,762
	Asahi India Glass, Ltd.	26,973	76,616
	Ashiana Housing, Ltd.	15,215	23,759
	Ashok Leyland, Ltd.	603,939	608,903
*	Ashoka Buildcon, Ltd.	39,544	69,157
	Asian Paints, Ltd.	67,549	1,488,889
	Astral Polytechnik, Ltd.	10,824	194,560
	Atul, Ltd.	4,562	240,642
	Automotive Axles, Ltd.	3,807	44,516
	Avanti Feeds, Ltd.	18,377	82,029
*	Avenue Supermarts, Ltd.	539	11,588
	Axis Bank, Ltd.	242,203	2,366,228
	Bajaj Auto, Ltd.	30,089	1,092,409
*	Bajaj Corp., Ltd.	33,236	125,212
	Bajaj Electricals, Ltd.	11,884	62,714
	Bajaj Finance, Ltd.	43,930	2,066,086
	Bajaj Finserv, Ltd.	6,448	662,372
*	Bajaj Hindusthan Sugar, Ltd.	210,829	18,307
	Bajaj Holdings & Investment, Ltd.	13,923	686,131
	Balaji Amines, Ltd.	6,470	22,001
	Balaji Telefilms, Ltd.	15,956	12,615
	Balkrishna Industries, Ltd.	45,952	468,969
	Balmer Lawrie & Co., Ltd.	20,437	51,136
	Balrampur Chini Mills, Ltd.	78,854	162,007
	Banco Products India, Ltd.	11,777	16,907
*	Bank of Baroda	215,324	331,913
*	Bank of Maharashtra	127,130	23,621
	Bannari Amman Sugars, Ltd.	894	17,806
	BASF India, Ltd.	2,478	36,630
	Bata India, Ltd.	9,609	182,137
	BEML, Ltd.	5,626	68,630
	Berger Paints India, Ltd.	106,165	507,317
*	BF Utilities, Ltd.	3,693	9,481
	Bhansali Engineering Polymers, Ltd.	29,445	23,623
	Bharat Forge, Ltd.	102,023	626,491
	Bharat Petroleum Corp., Ltd.	171,963	858,285
	Bharat Rasayan, Ltd.	365	21,392
	Bharti Airtel, Ltd.	863,296	4,202,210
	Bharti Infratel, Ltd.	95,502	338,062
	Biocon, Ltd.	71,234	233,750
	Birla Corp., Ltd.	10,855	91,487
	Blue Dart Express, Ltd.	537	18,646

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Blue Star, Ltd.	14,558	$145,350
	Bodal Chemicals, Ltd.	28,773	32,756
	Bombay Dyeing & Manufacturing Co., Ltd.	33,291	34,197
	Borosil Glass Works, Ltd.	9,673	18,633
	Bosch, Ltd.	1,194	246,949
	Brigade Enterprises, Ltd.	21,714	82,162
	Britannia Industries, Ltd.	14,010	532,208
	BSE, Ltd.	7,368	54,364
	Can Fin Homes, Ltd.	22,994	128,908
*	Canara Bank	53,507	181,777
	Capacit'e Infraprojects, Ltd.	9,273	31,536
	Carborundum Universal, Ltd.	26,926	128,094
	Care Ratings, Ltd.	16,852	185,204
	Castrol India, Ltd.	106,814	187,986
	CCL Products India, Ltd.	38,497	136,968
	Ceat, Ltd.	12,726	150,158
	Central Depository Services India, Ltd.	4,550	12,716
	Century Plyboards India, Ltd.	37,659	69,009
	Century Textiles & Industries, Ltd.	18,089	233,326
	Cera Sanitaryware, Ltd.	2,844	106,398
	CESC, Ltd.	24,069	258,814
*	CG Power and Industrial Solutions, Ltd.	203,600	53,359
	Chambal Fertilizers & Chemicals, Ltd.	72,529	157,479
	Chennai Petroleum Corp., Ltd.	22,713	64,728
	Chennai Super Kings Cricket, Ltd.	130,176	798
	Cholamandalam Investment and Finance Co., Ltd.	102,350	382,800
	City Union Bank, Ltd.	133,999	377,490
*	Claro India, Ltd.	4,027	4,206
	Coal India, Ltd.	192,580	569,172
*	Coffee Day Enterprises, Ltd.	20,310	36,079
	Colgate-Palmolive India, Ltd.	29,408	507,243
	Container Corp. Of India, Ltd.	65,461	486,789
	Coromandel International, Ltd.	45,855	245,995
*	Corp. Bank	134,506	44,331
*	Cox & Kings Financial Service, Ltd.	17,067	496
	Cox & Kings, Ltd.	46,655	7,794
	CRISIL, Ltd.	9,323	176,124
	Crompton Greaves Consumer Electricals, Ltd.	196,701	655,093
	Cummins India, Ltd.	13,400	138,304
	Cyient, Ltd.	23,996	157,976
	Dabur India, Ltd.	100,058	618,505
	DB Corp., Ltd.	25,664	59,922
	DCB Bank, Ltd.	99,628	280,826
	DCM Shriram, Ltd.	26,469	153,529
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	16,772	21,186
	Deepak Nitrite, Ltd.	14,093	56,811
	Dewan Housing Finance Corp., Ltd.	95,892	68,135
	DFM Foods, Ltd.	2,005	7,506
	Dhampur Sugar Mills, Ltd.	15,975	37,127
	Dhanuka Agritech, Ltd.	9,320	49,184
*	Digicontent, Ltd.	6,889	831
	Dilip Buildcon, Ltd.	18,685	112,102
	Dish TV India, Ltd.	176,773	69,294
*	Dishman Carbogen Amcis, Ltd.	29,525	88,744
	Divi's Laboratories, Ltd.	15,084	357,113
	Dixon Technologies India, Ltd.	440	13,593
	DLF, Ltd.	150,151	384,824
	Dr Lal PathLabs, Ltd.	12,391	195,236
	Dynamatic Technologies, Ltd.	1,869	33,886

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	eClerx Services, Ltd.	11,671	$100,945
	Edelweiss Financial Services, Ltd.	176,449	374,848
	Eicher Motors, Ltd.	3,397	797,761
	EID Parry India, Ltd.	39,453	82,487
	EIH, Ltd.	53,723	129,360
	Electrosteel Castings, Ltd.	34,724	6,371
	Elgi Equipments, Ltd.	25,498	94,074
	Emami, Ltd.	49,436	228,172
	Endurance Technologies, Ltd.	12,236	163,931
	Engineers India, Ltd.	76,414	110,311
	Entertainment Network India, Ltd.	2,514	14,554
*	Eris Lifesciences, Ltd.	2,491	14,602
	Escorts, Ltd.	29,203	198,285
	Essel Propack, Ltd.	79,748	154,077
	Excel Industries, Ltd.	733	8,700
	Exide Industries, Ltd.	93,154	246,803
*	FDC, Ltd.	24,941	55,939
	Federal Bank, Ltd.	869,458	1,162,026
*	Federal-Mogul Goetze India, Ltd.	3,768	28,564
	Finolex Cables, Ltd.	29,305	159,160
	Finolex Industries, Ltd.	17,949	138,044
	Firstsource Solutions, Ltd.	142,208	101,217
*	Future Enterprises, Ltd.	99,463	34,562
	Future Lifestyle Fashions, Ltd.	13,486	87,952
*	Future Retail, Ltd.	43,845	263,375
	Gabriel India, Ltd.	37,453	48,874
	GAIL India, Ltd.	520,489	971,712
	Garware Technical Fibres, Ltd.	5,427	88,060
	Gateway Distriparks, Ltd.	28,293	44,329
	Gati, Ltd.	16,063	12,610
	GE T&D India, Ltd.	4,230	9,453
	General Insurance Corp. of India	3,236	9,017
	Geojit Financial Services, Ltd.	31,446	11,311
*	GFL, Ltd.	16,368	215,617
	GHCL, Ltd.	20,516	61,693
	GIC Housing Finance, Ltd.	12,531	44,499
	Gillette India, Ltd.	2,089	216,963
*	GMR Infrastructure, Ltd.	651,382	141,814
	Godrej Consumer Products, Ltd.	98,749	859,417
	Godrej Industries, Ltd.	13,364	91,435
*	Godrej Properties, Ltd.	6,390	87,776
	Granules India, Ltd.	79,722	104,974
	Graphite India, Ltd.	3,594	15,963
	Grasim Industries, Ltd.	85,463	969,851
	Great Eastern Shipping Co., Ltd. (The)	26,241	89,689
	Greaves Cotton, Ltd.	47,399	91,804
	Greenpanel Industries, Ltd.	19,337	3,219
	Greenply Industries, Ltd.	19,337	34,391
	Grindwell Norton, Ltd.	9,426	74,499
	GRUH Finance, Ltd.	94,310	334,477
	Gujarat Alkalies & Chemicals, Ltd.	11,691	70,509
	Gujarat Ambuja Exports, Ltd.	20,394	39,344
	Gujarat Gas, Ltd.	80,245	199,840
	Gujarat Industries Power Co., Ltd.	19,775	19,988
	Gujarat Mineral Development Corp., Ltd.	47,029	48,648
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	25,754	78,481
	Gujarat Pipavav Port, Ltd.	105,817	119,870
	Gujarat State Fertilizers & Chemicals, Ltd.	73,343	85,819
	Gujarat State Petronet, Ltd.	85,718	265,000

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gulf Oil Lubricants India, Ltd.	7,008	$78,270
*	GVK Power & Infrastructure, Ltd.	350,798	24,375
	Hatsun Agro Products, Ltd.	9,736	97,335
	Hatsun Agro Products, Ltd.	537	4,232
	Havells India, Ltd.	55,386	517,549
	HBL Power Systems, Ltd.	56,931	16,157
	HCL Technologies, Ltd.	176,096	2,639,355
	HDFC Bank, Ltd.	193,056	6,291,666
*	HealthCare Global Enterprises, Ltd.	17,375	29,309
	HEG, Ltd.	2,260	32,412
	HeidelbergCement India, Ltd.	39,068	109,042
	Heritage Foods, Ltd.	6,774	34,795
	Hero MotoCorp, Ltd.	19,708	669,301
	Hexaware Technologies, Ltd.	69,847	366,080
	Hikal, Ltd.	20,117	43,142
	HIL, Ltd.	1,730	29,080
	Himachal Futuristic Communications, Ltd.	320,731	90,945
	Himadri Speciality Chemical, Ltd.	42,228	49,377
	Himatsingka Seide, Ltd.	14,705	28,445
	Hindalco Industries, Ltd.	338,800	933,374
	Hinduja Global Solutions, Ltd.	3,291	28,259
	Hindustan Unilever, Ltd.	141,308	3,530,798
	Honda SIEL Power Products, Ltd.	575	7,286
	Honeywell Automation India, Ltd.	764	254,786
*	Hotel Leela Venture, Ltd.	47,230	5,092
*	Housing Development & Infrastructure, Ltd.	152,147	26,287
	Housing Development Finance Corp., Ltd.	178,767	5,499,542
	HSIL, Ltd.	17,822	56,755
	HT Media, Ltd.	27,555	9,602
	Huhtamaki PPL, Ltd.	11,366	36,773
	I G Petrochemicals, Ltd.	7,843	21,928
	ICICI Bank, Ltd., Sponsored ADR	133,484	1,629,846
	ICICI Bank, Ltd.	4,545	28,046
	ICICI Lombard General Insurance Co., Ltd.	13,789	241,889
	ICICI Prudential Life Insurance Co., Ltd.	51,567	299,967
*	IDFC First Bank, Ltd.	795,936	483,255
*	IDFC, Ltd.	483,656	251,887
*	IFB Industries, Ltd.	4,858	42,632
*	IFCI, Ltd.	477,690	50,160
	IIFL Finance, Ltd.	99,665	169,912
*	IIFL Securities, Ltd.	99,665	298,278
*	IIFL Wealth Management, Ltd.	14,238	19,691
	India Cements, Ltd. (The)	62,288	79,156
	Indiabulls Housing Finance, Ltd.	143,708	1,114,243
*	Indiabulls Integrated Services, Ltd.	2,915	4,629
*	Indiabulls Real Estate, Ltd.	135,430	171,278
	Indiabulls Ventures, Ltd.	35,876	123,988
	Indiabulls Ventures, Ltd.	6,548	10,981
*	Indian Bank	59,582	161,723
	Indian Hotels Co., Ltd. (The)	126,210	260,732
	Indian Hume Pipe Co., Ltd.	8,416	34,482
	Indian Oil Corp., Ltd.	323,914	650,784
*	Indian Overseas Bank	575,062	93,457
	Indo Count Industries, Ltd.	32,201	15,912
	Indoco Remedies, Ltd.	12,214	29,595
	Indraprastha Gas, Ltd.	97,935	431,223
	IndusInd Bank, Ltd.	26,493	539,924
	INEOS Styrolution India, Ltd.	1,619	9,264
	Infibeam Avenues, Ltd.	31,457	18,949

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Info Edge India, Ltd.	6,840	$223,018
#	Infosys, Ltd., Sponsored ADR	141,430	1,600,988
	Infosys, Ltd.	976,998	11,169,406
	Ingersoll-Rand India, Ltd.	4,807	41,247
*	Inox Leisure, Ltd.	29,769	127,325
*	Inox Wind, Ltd.	30,495	24,301
	Insecticides India, Ltd.	3,523	34,398
*	Intellect Design Arena, Ltd.	22,152	71,979
	InterGlobe Aviation, Ltd.	30,400	688,407
*	International Paper APPM, Ltd.	8,004	50,200
	IRB Infrastructure Developers, Ltd.	83,799	113,375
	ITD Cementation India, Ltd.	35,112	39,628
	J Kumar Infraprojects, Ltd.	16,833	30,616
	Jagran Prakashan, Ltd.	54,556	66,180
	Jai Corp., Ltd.	22,407	24,447
	Jain Irrigation Systems, Ltd.	155,375	46,048
*	Jaiprakash Power Ventures, Ltd.	476,905	12,418
*	Jammu & Kashmir Bank, Ltd. (The)	143,649	74,315
	Jamna Auto Industries, Ltd.	77,992	46,423
	JB Chemicals & Pharmaceuticals, Ltd.	12,437	67,541
	Jindal Poly Films, Ltd.	2,316	7,835
	Jindal Saw, Ltd.	82,171	80,231
*	Jindal Stainless Hisar, Ltd.	26,953	26,179
*	Jindal Stainless, Ltd.	48,382	20,689
*	Jindal Steel & Power, Ltd.	194,376	377,419
	JK Cement, Ltd.	10,543	147,068
	JK Lakshmi Cement, Ltd.	13,039	62,877
	JK Paper, Ltd.	41,108	65,640
	JK Tyre & Industries, Ltd.	33,006	34,147
	JM Financial, Ltd.	157,571	150,714
	JMC Projects India, Ltd.	21,310	36,441
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,653	87,475
*	JSW Energy, Ltd.	200,737	197,825
	JSW Steel, Ltd.	566,622	1,942,428
	JTEKT India, Ltd.	33,878	34,720
	Jubilant Foodworks, Ltd.	27,848	483,320
	Jubilant Life Sciences, Ltd.	50,434	318,948
*	Just Dial, Ltd.	13,206	132,653
	Jyothy Labs Ltd.	27,180	60,279
	Kajaria Ceramics, Ltd.	46,896	321,115
	Kalpataru Power Transmission, Ltd.	29,121	203,127
	Kalyani Steels, Ltd.	11,486	28,446
	Kansai Nerolac Paints, Ltd.	47,210	290,812
	Karnataka Bank, Ltd. (The)	98,718	120,009
	Karur Vysya Bank, Ltd. (The)	188,782	172,232
	Kaveri Seed Co., Ltd.	11,931	77,098
	KCP, Ltd. (The)	30,121	31,904
	KEC International, Ltd.	50,704	225,784
	KEI Industries, Ltd.	25,830	164,611
*	Kesoram Industries, Ltd.	21,666	18,936
*	Kiri Industries, Ltd.	7,501	52,725
	Kirloskar Oil Engines, Ltd.	25,693	63,333
	KNR Constructions, Ltd.	22,800	88,657
	Kolte-Patil Developers, Ltd.	11,282	34,668
	Kotak Mahindra Bank, Ltd.	85,194	1,872,350
*	KPIT Engineering, Ltd.	80,994	95,815
*	KPIT Technologies, Ltd.	80,994	88,074
	KPR Mill, Ltd.	10,932	91,012
	KRBL, Ltd.	34,591	111,125

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	L&T Finance Holdings, Ltd.	305,522	$436,806
	LA Opala RG, Ltd.	2,832	7,367
	Lakshmi Machine Works, Ltd.	415	24,188
*	Lakshmi Vilas Bank, Ltd. (The)	34,290	23,901
	Larsen & Toubro Infotech, Ltd.	14,313	313,918
	Laurus Labs, Ltd.	7,515	36,723
	LG Balakrishnan & Bros, Ltd.	5,958	19,484
	LIC Housing Finance, Ltd.	151,919	1,137,012
	Linde India, Ltd.	11,710	84,152
	LT Foods, Ltd.	64,829	17,704
	Lumax Industries, Ltd.	2,016	29,195
	LUX Industries, Ltd.	2,233	35,277
	Magma Fincorp, Ltd.	72,433	85,771
	Mahanagar Gas, Ltd.	14,324	167,958
	Maharashtra Scooters, Ltd.	1,746	102,036
	Maharashtra Seamless, Ltd.	12,963	78,067
	Mahindra & Mahindra Financial Services, Ltd.	20,758	91,270
	Mahindra & Mahindra, Ltd.	197,405	1,568,269
*	Mahindra CIE Automotive, Ltd.	41,536	108,300
	Mahindra Holidays & Resorts India, Ltd.	3,277	10,913
	Mahindra Lifespace Developers, Ltd.	1,752	9,550
	Majesco, Ltd.	8,575	58,378
	Man Infraconstruction, Ltd.	34,618	11,950
	Manappuram Finance, Ltd.	303,883	501,758
	Marico, Ltd.	154,753	823,573
	Marksans Pharma, Ltd.	116,022	27,176
	Maruti Suzuki India, Ltd.	11,708	927,574
	MAS Financial Services, Ltd.	1,478	12,613
	Mastek, Ltd.	2,825	15,310
*	Max Financial Services, Ltd.	53,010	319,760
	Mayur Uniquoters, Ltd.	7,210	25,978
	Meghmani Organics, Ltd.	52,538	37,849
	Minda Corp., Ltd.	41,409	50,461
	Minda Industries, Ltd.	35,542	149,433
	Mindtree, Ltd.	9,695	100,025
	MOIL, Ltd.	39,430	77,405
	Monte Carlo Fashions, Ltd.	1,444	5,077
	Motherson Sumi Systems, Ltd.	334,789	516,351
	Motilal Oswal Financial Services, Ltd.	22,940	173,249
	Mphasis, Ltd.	38,640	523,104
	MPS, Ltd.	2,372	16,591
	MRF, Ltd.	475	368,145
	Multi Commodity Exchange of India, Ltd.	3,805	44,925
	Munjal Showa, Ltd.	5,198	9,537
*	Music Broadcast, Ltd.	26,285	17,855
*	Muthoot Capital Services, Ltd.	3,237	24,217
	Muthoot Finance, Ltd.	58,940	520,279
	National Aluminium Co., Ltd.	299,608	197,257
	Nava Bharat Ventures, Ltd.	54,195	70,012
	Navin Fluorine International, Ltd.	5,554	50,153
	Navneet Education, Ltd.	37,731	56,376
	NBCC India, Ltd.	111,654	68,562
	NCC, Ltd.	226,588	240,652
	NESCO, Ltd.	11,674	93,499
	Nestle India, Ltd.	5,986	1,010,460
	Neuland Laboratories, Ltd.	3,851	27,663
	NHPC, Ltd.	669,900	214,837
	NIIT Technologies, Ltd.	21,859	381,307
	NIIT, Ltd.	23,857	31,297

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Nilkamal, Ltd.	2,517	$34,289
	NLC India, Ltd.	88,191	74,331
	NOCIL, Ltd.	29,828	38,172
	NRB Bearings, Ltd.	22,385	33,128
	NTPC, Ltd.	409,769	751,598
*	Oberoi Realty, Ltd.	28,894	229,375
*	Odisha Cement, Ltd.	38,292	516,127
	Omaxe, Ltd.	22,851	66,083
	Oracle Financial Services Software, Ltd.	7,861	386,958
	Orient Cement, Ltd.	28,090	39,086
	Orient Electric, Ltd.	8,650	19,268
	Orient Paper & Industries, Ltd.	8,650	2,938
	Orient Refractories, Ltd.	20,027	51,923
*	Oriental Bank of Commerce	176,198	172,811
	Oriental Carbon & Chemicals, Ltd.	1,568	23,455
	Page Industries, Ltd.	2,239	587,726
	Paisalo Digital, Ltd.	1,915	11,428
	Panama Petrochem, Ltd.	3,578	3,777
	Parag Milk Foods, Ltd.	15,727	52,603
	PC Jeweller, Ltd.	73,554	36,608
	Persistent Systems, Ltd.	24,430	185,625
	Petronet LNG, Ltd.	324,395	1,108,786
	Phillips Carbon Black, Ltd.	29,375	50,859
	Phoenix Mills, Ltd.(The)	22,383	208,086
	PI Industries, Ltd.	33,383	532,403
	Pidilite Industries, Ltd.	40,259	723,488
	PNB Housing Finance, Ltd.	8,886	91,144
	PNC Infratech, Ltd.	30,600	80,929
	Poly Medicure, Ltd.	6,882	17,330
	Polyplex Corp., Ltd.	6,276	41,555
*	Power Finance Corp., Ltd.	303,129	479,235
	Power Grid Corp. of India, Ltd.	315,960	971,382
	Praj Industries, Ltd.	30,429	46,626
*	Prakash Industries, Ltd.	32,212	22,603
	Prestige Estates Projects, Ltd.	66,478	244,553
*	Prime Focus, Ltd.	35,207	21,852
*	Procter & Gamble Health, Ltd.	1,462	100,718
	Procter & Gamble Hygiene & Health Care, Ltd.	3,205	506,562
	PSP Projects, Ltd.	3,766	26,917
	PTC India Financial Services, Ltd.	117,889	22,968
	PTC India, Ltd.	115,845	93,840
*	Punjab & Sind Bank	30,516	10,240
*	Punjab National Bank	259,306	259,571
	Puravankara, Ltd.	19,821	17,741
	PVR, Ltd.	14,617	320,825
*	Quess Corp., Ltd.	1,237	7,784
	Rain Industries Ltd.	50,053	64,581
	Rajesh Exports, Ltd.	37,411	373,500
	Rallis India, Ltd.	6,550	15,121
	Ramco Cements, Ltd. (The)	34,166	361,317
	Ramco Industries, Ltd.	13,922	33,537
	Ramkrishna Forgings, Ltd.	7,724	51,348
	Rane Holdings, Ltd.	1,683	22,446
	Rashtriya Chemicals & Fertilizers, Ltd.	77,501	55,785
	Ratnamani Metals & Tubes, Ltd.	5,709	77,947
*	RattanIndia Power, Ltd.	375,276	7,341
	RBL Bank, Ltd.	58,153	338,430
	REC, Ltd.	368,269	747,813
	Redington India, Ltd.	143,736	225,461

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Relaxo Footwears, Ltd.	11,508	$69,327
	Reliance Capital, Ltd.	52,467	39,309
	Reliance Home Finance, Ltd.	116,001	16,791
	Reliance Infrastructure, Ltd.	57,599	40,167
*	Reliance Power, Ltd.	229,033	12,258
	Repco Home Finance, Ltd.	23,561	111,281
	Rico Auto Industries, Ltd.	23,570	15,508
*	RP-SG Business Process Services, Ltd.	4,814	27,932
*	Ruchi Soya Industries, Ltd.	24,974	1,634
	Sadbhav Engineering, Ltd.	39,909	80,030
	Sadbhav Infrastructure Project, Ltd.	32,915	34,263
	Sagar Cements, Ltd.	739	6,267
*	Sanghi Industries, Ltd.	45,846	37,788
	Sarda Energy & Minerals, Ltd.	2,144	5,209
	Savita Oil Technologies, Ltd.	516	7,415
	SBI Life Insurance Co., Ltd.	1,458	16,846
	Schaeffler India, Ltd.	244	15,057
	Security & Intelligence Services India, Ltd.	1,008	12,238
*	Sequent Scientific, Ltd.	34,602	34,877
	Seshasayee Paper & Boards, Ltd.	769	9,906
	SH Kelkar & Co., Ltd.	5,746	9,711
	Shankara Building Products, Ltd.	3,661	14,809
	Sharda Cropchem, Ltd.	8,445	32,068
	Sharda Motor Industries, Ltd.	327	4,569
*	Shilpa Medicare, Ltd.	10,912	56,314
*	Shipping Corp. of India, Ltd.	37,170	15,495
	Shoppers Stop, Ltd.	5,605	30,514
	Shree Cement, Ltd.	2,077	606,724
	Shriram City Union Finance, Ltd.	6,356	125,170
*	Shriram EPC, Ltd.	22,118	2,493
	Shriram Transport Finance Co., Ltd.	62,766	878,309
*	Sical Logistics, Ltd.	6,311	5,288
	Simplex Infrastructures, Ltd.	8,725	9,882
*	Sintex Plastics Technology, Ltd.	184,858	13,636
	Siyaram Silk Mills, Ltd.	2,906	10,663
	SML ISUZU, Ltd.	3,384	28,097
	Sobha, Ltd.	31,407	249,834
	Solar Industries India, Ltd.	9,823	161,636
	Somany Ceramics, Ltd.	7,348	37,506
	Sonata Software, Ltd.	31,777	149,012
	South Indian Bank, Ltd. (The)	645,437	114,431
*	Spencer's Retail Ltd.	14,441	14,467
	Srei Infrastructure Finance, Ltd.	86,569	14,921
	SRF, Ltd.	8,127	317,910
	Srikalahasthi Pipes, Ltd.	7,842	19,076
	Star Cement, Ltd.	34,381	50,467
*	State Bank of India	262,482	1,262,608
*	Steel Authority of India, Ltd.	254,439	157,148
	Sterlite Technologies, Ltd.	61,607	132,928
	Strides Pharma Science, Ltd.	30,798	175,348
	Subros, Ltd.	14,654	41,810
	Sudarshan Chemical Industries	10,535	50,271
	Sun TV Network, Ltd.	42,031	287,805
	Sundaram Finance Holdings, Ltd.	4,466	4,806
	Sundaram Finance, Ltd.	10,822	239,135
	Sundaram-Clayton, Ltd.	1,860	57,149
	Sundram Fasteners, Ltd.	35,624	227,078
	Sunteck Realty, Ltd.	30,413	169,976
	Suprajit Engineering, Ltd.	22,155	61,416

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Supreme Industries, Ltd.	20,001	$308,483
	Supreme Petrochem, Ltd.	17,842	47,400
	Surya Roshni, Ltd.	12,778	34,612
	Suven Life Sciences, Ltd.	28,997	96,727
*	Suzlon Energy, Ltd.	890,447	54,123
	Swaraj Engines, Ltd.	2,273	34,128
	Symphony, Ltd.	7,174	124,658
*	Syndicate Bank	449,067	206,703
	Syngene International, Ltd.	44,968	196,366
	TAKE Solutions, Ltd.	24,685	34,011
	Tamil Nadu Newsprint & Papers, Ltd.	13,867	31,239
	Tasty Bite Eatables, Ltd.	176	21,502
	Tata Chemicals, Ltd.	26,278	220,546
	Tata Communications, Ltd.	33,278	226,141
	Tata Consultancy Services, Ltd.	220,909	7,055,805
	Tata Elxsi, Ltd.	9,084	83,894
	Tata Global Beverages, Ltd.	161,648	586,930
	Tata Metaliks, Ltd.	5,166	39,283
*	Tata Motors, Ltd.	611,816	1,198,173
	Tata Power Co., Ltd. (The)	350,425	307,045
	Tata Sponge Iron, Ltd.	8,706	57,809
	Tata Steel, Ltd.	226,368	1,417,326
	TCI Express, Ltd.	8,425	69,354
	Tech Mahindra, Ltd.	191,363	1,760,241
*	Techno Electric & Engineering Co., Ltd.	14,738	54,274
	Tejas Networks, Ltd.	8,203	10,823
	Texmaco Rail & Engineering, Ltd.	32,187	22,264
	Thermax, Ltd.	5,073	80,564
	Thirumalai Chemicals, Ltd.	28,380	25,862
	Thomas Cook India, Ltd.	47,330	128,413
	Thyrocare Technologies, Ltd.	8,171	53,102
*	TI Financial Holdings, Ltd.	30,297	201,309
	Tide Water Oil Co India, Ltd.	569	37,006
	Time Technoplast, Ltd.	62,676	72,180
	Timken India, Ltd.	5,771	58,505
	Tinplate Co. of India, Ltd. (The)	13,601	21,660
	Titagarh Wagons, Ltd.	24,770	12,650
	Titan Co., Ltd.	85,114	1,300,121
	Torrent Power, Ltd.	63,788	281,361
	Tourism Finance Corp. of India, Ltd.	4,049	3,523
	Transport Corp. of India, Ltd.	16,849	64,629
	Trent, Ltd.	23,170	133,500
	Trident, Ltd.	38,950	29,896
	Triveni Engineering & Industries, Ltd.	46,924	37,217
	Triveni Turbine, Ltd.	39,003	57,928
	TTK Prestige, Ltd.	1,165	91,680
	Tube Investments of India, Ltd.	37,042	186,483
	TV Today Network, Ltd.	13,322	52,136
*	TV18 Broadcast, Ltd.	270,590	84,825
	TVS Motor Co., Ltd.	24,380	130,507
	TVS Srichakra, Ltd.	1,771	40,768
*	UCO Bank	258,455	62,127
	Uflex, Ltd.	15,527	49,366
	UFO Moviez India, Ltd.	2,912	6,748
	UltraTech Cement, Ltd.	14,222	892,076
*	Union Bank of India	213,027	207,761
*	Unitech, Ltd.	461,266	6,667
	UPL, Ltd.	292,027	2,513,616
*	V2 Retail, Ltd.	3,003	5,958

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	VA Tech Wabag, Ltd.	16,956	$71,178
	Vaibhav Global, Ltd.	5,973	78,356
	Vakrangee, Ltd.	160,488	79,015
	Vardhman Textiles, Ltd.	10,903	144,348
	Vedanta, Ltd.	771,880	1,711,436
	Venky's India, Ltd.	2,911	51,852
	Vesuvius India, Ltd.	1,000	14,507
	V-Guard Industries, Ltd.	40,880	138,405
	Vinati Organics, Ltd.	7,191	189,357
	Vindhya Telelinks, Ltd.	1,762	23,730
	VIP Industries, Ltd.	23,109	127,378
	Visaka Industries, Ltd.	1,557	6,050
	V-Mart Retail, Ltd.	3,123	84,513
*	Vodafone Idea, Ltd.	2,113,720	211,704
	Voltas, Ltd.	12,247	102,924
	VRL Logistics, Ltd.	15,003	51,568
	VST Tillers Tractors, Ltd.	1,799	26,242
	WABCO India, Ltd.	2,053	181,032
	Welspun Corp., Ltd.	45,947	75,259
	Welspun Enterprises, Ltd.	26,652	39,368
	Welspun India, Ltd.	187,140	137,414
	West Coast Paper Mills, Ltd.	14,590	46,573
	Wheels India, Ltd.	1,390	13,491
	Whirlpool of India, Ltd.	8,665	195,602
	Wipro, Ltd.	323,377	1,247,044
	Wonderla Holidays, Ltd.	3,715	13,480
	Yes Bank, Ltd.	602,119	780,412
	Zee Entertainment Enterprises, Ltd.	166,696	871,490
	Zee Learn, Ltd.	34,956	10,357
	Zensar Technologies, Ltd.	39,770	121,535
TOTAL INDIA			153,910,186
INDONESIA — (2.9%)
	Ace Hardware Indonesia Tbk PT	3,702,200	483,723
	Adaro Energy Tbk PT	9,572,400	860,831
	Adhi Karya Persero Tbk PT	1,285,925	135,116
*	Agung Podomoro Land Tbk PT	1,716,600	24,649
	AKR Corporindo Tbk PT	479,400	136,107
*	Alam Sutera Realty Tbk PT	7,548,900	178,133
*	Alfa Energi Investama Tbk PT	168,500	30,411
	Aneka Tambang Tbk PT	4,130,089	272,079
	Arwana Citramulia Tbk PT	1,603,400	64,577
	Astra Agro Lestari Tbk PT	291,467	206,931
	Astra Graphia Tbk PT	236,000	19,220
	Astra International Tbk PT	4,295,900	2,129,175
	Astra Otoparts Tbk PT	444,800	45,487
*	Astrindo Nusantara Infrastructure Tbk PT	5,686,600	20,264
*	Asuransi Kresna Mitra Tbk PT	678,200	42,091
*	Bank Bukopin Tbk	4,982,000	105,653
	Bank Central Asia Tbk PT	1,565,000	3,435,764
	Bank Danamon Indonesia Tbk PT	985,242	356,290
*	Bank Ina Perdana PT	268,700	17,526
	Bank Mandiri Persero Tbk PT	3,065,444	1,724,600
	Bank Negara Indonesia Persero Tbk PT	1,611,800	966,263
*	Bank Pan Indonesia Tbk PT	2,269,600	232,282
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,246,600	140,901
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,904,100	86,803
*	Bank Permata Tbk PT	1,264,758	85,107
	Bank Rakyat Indonesia Persero Tbk PT	14,930,100	4,731,019

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Tabungan Negara Persero Tbk PT	2,421,773	$420,827
	Barito Pacific Tbk PT	2,756,100	760,013
	Bayan Resources Tbk PT	13,000	15,634
	Bekasi Fajar Industrial Estate Tbk PT	3,096,300	69,979
*	Berlian Laju Tanker Tbk PT	2,525,666	9,009
*	Bintang Oto Global Tbk PT	442,800	21,484
	BISI International Tbk PT	932,700	94,310
	Blue Bird Tbk PT	291,800	58,485
	Bukit Asam Tbk PT	1,919,505	373,047
*	Bumi Serpong Damai Tbk PT	2,728,200	273,850
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	14,623
*	Capital Financial Indonesia Tbk PT	540,300	13,870
	Charoen Pokphand Indonesia Tbk PT	2,531,615	968,739
*	Citra Marga Nusaphala Persada Tbk PT	896,868	86,921
*	Delta Dunia Makmur Tbk PT	3,936,700	135,358
*	Eagle High Plantations Tbk PT	7,369,200	74,913
	Elnusa Tbk PT	2,138,700	54,644
	Erajaya Swasembada Tbk PT	981,400	146,127
	Fajar Surya Wisesa Tbk PT	102,500	58,173
*	Gajah Tunggal Tbk PT	849,400	41,661
*	Garuda Indonesia Persero Tbk PT	2,211,146	62,999
	Global Mediacom Tbk PT	5,909,100	163,249
*	Hanson International Tbk PT	49,726,000	365,350
	Harum Energy Tbk PT	564,800	53,106
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,193,900	630,056
	Indika Energy Tbk PT	944,200	99,145
	Indo Tambangraya Megah Tbk PT	256,200	306,100
	Indocement Tunggal Prakarsa Tbk PT	214,400	340,609
	Indofood CBP Sukses Makmur Tbk PT	703,900	535,363
	Indofood Sukses Makmur Tbk PT	2,064,700	1,036,640
*	Indosat Tbk PT	493,300	119,714
	Industri dan Perdagangan Bintraco Dharma Tbk PT	2,427,000	42,867
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,358,000	169,897
*	Inti Agri Resources Tbk PT	3,873,200	14,379
*	Intikeramik Alamasri Industri Tbk PT	2,263,200	22,587
	Japfa Comfeed Indonesia Tbk PT	3,168,300	360,124
	Jasa Marga Persero Tbk PT	785,526	333,611
	Jaya Real Property Tbk PT	1,452,100	57,452
	Kalbe Farma Tbk PT	5,434,200	567,825
	Kapuas Prima Coal Tbk PT	1,774,000	68,993
*	Kawasan Industri Jababeka Tbk PT	8,369,468	183,731
	KMI Wire & Cable Tbk PT	1,523,700	65,105
*	Krakatau Steel Persero Tbk PT	2,346,831	57,753
*	Kresna Graha Investama Tbk PT	2,084,300	85,427
	Link Net Tbk PT	609,400	196,336
*	Lippo Cikarang Tbk PT	1,557,710	184,122
	Malindo Feedmill Tbk PT	779,500	61,534
	Matahari Department Store Tbk PT	1,895,100	500,000
	Mayora Indah Tbk PT	1,870,725	331,759
*	Medco Energi Internasional Tbk PT	6,126,400	368,775
	Media Nusantara Citra Tbk PT	3,301,700	322,242
	Metrodata Electronics Tbk PT	581,800	53,677
	Mitra Adiperkasa Tbk PT	4,877,000	328,159
	Mitra Keluarga Karyasehat Tbk PT	1,042,400	150,662
*	MNC Investama Tbk PT	12,227,100	67,893
*	MNC Sky Vision Tbk PT	269,000	19,010
	Modernland Realty Tbk PT	6,013,600	112,858
*	Multistrada Arah Sarana Tbk PT	33,500	1,480
	Nippon Indosari Corpindo Tbk PT	928,544	85,350

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Pabrik Kertas Tjiwi Kimia Tbk PT	327,500	$278,295
*	Pacific Strategic Financial Tbk PT	821,300	38,673
	Pakuwon Jati Tbk PT	8,661,500	452,513
	Pan Brothers Tbk PT	1,955,500	99,900
*	Panin Financial Tbk PT	13,395,500	333,605
*	Paninvest Tbk PT	840,400	81,622
*	Pelayaran Tamarin Samudra Tbk PT	1,797,000	62,484
	Perusahaan Gas Negara Tbk PT	3,122,300	453,619
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,101,400	158,432
*	Pool Advista Indonesia Tbk PT	350,400	48,230
	PP Persero Tbk PT	1,621,042	246,003
	PP Properti Tbk PT	5,985,600	48,503
	Puradelta Lestari Tbk PT	4,921,400	106,528
	Ramayana Lestari Sentosa Tbk PT	1,095,400	104,960
*	Rimo International Lestari Tbk PT	18,540,300	173,395
	Salim Ivomas Pratama Tbk PT	3,103,000	74,265
*	Sampoerna Agro PT	572,600	93,037
	Sarana Menara Nusantara Tbk PT	6,228,400	327,997
	Sawit Sumbermas Sarana Tbk PT	1,993,800	143,444
	Selamat Sempurna Tbk PT	1,169,600	128,776
	Semen Baturaja Persero Tbk PT	807,400	56,961
	Semen Indonesia Persero Tbk PT	645,400	586,693
*	Sentul City Tbk PT	10,601,200	111,929
	Sinar Mas Agro Resources & Technology Tbk PT	36,000	10,385
	Sinar Mas Multiartha Tbk PT	16,500	10,502
*	Sitara Propertindo Tbk PT	1,053,500	55,961
*	Smartfren Telecom Tbk PT	8,189,600	100,778
	Sri Rejeki Isman Tbk PT	8,246,800	205,454
*	Sugih Energy Tbk PT	5,670,200	20,226
	Sumber Alfaria Trijaya Tbk PT	1,508,900	103,429
	Summarecon Agung Tbk PT	4,527,900	425,618
	Surya Citra Media Tbk PT	2,575,800	283,238
*	Surya Esa Perkasa Tbk PT	2,146,300	44,534
	Surya Semesta Internusa Tbk PT	2,192,100	126,288
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	89,204	2,687,716
	Tempo Scan Pacific Tbk PT	107,300	12,007
*	Tiga Pilar Sejahtera Food Tbk	1,372,000	3,083
	Tiphone Mobile Indonesia Tbk PT	1,094,000	29,491
	Total Bangun Persada Tbk PT	672,000	24,680
*	Totalindo Eka Persada Tbk PT	559,300	24,502
	Tower Bersama Infrastructure Tbk PT	1,185,000	354,727
*	Trada Alam Minera Tbk PT	12,608,800	105,910
	Tunas Baru Lampung Tbk PT	1,989,500	113,926
	Tunas Ridean Tbk PT	238,000	17,485
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	115,312
	Unilever Indonesia Tbk PT	322,000	997,767
	United Tractors Tbk PT	828,495	1,467,481
*	Vale Indonesia Tbk PT	789,000	168,864
*	Visi Media Asia Tbk PT	5,092,600	40,604
	Waskita Beton Precast Tbk PT	7,570,300	195,122
	Waskita Karya Persero Tbk PT	3,149,243	455,998
	Wijaya Karya Beton Tbk PT	2,303,100	95,711
	Wijaya Karya Persero Tbk PT	1,991,249	329,068
*	XL Axiata Tbk PT	2,144,700	491,452
TOTAL INDONESIA			42,075,791
MALAYSIA — (2.5%)
#	Duopharma Biotech Bhd	127,030	41,696
	Aeon Co. M Bhd	289,100	120,761

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	AEON Credit Service M Bhd	53,790	$215,474
	AFFIN Bank Bhd	275,199	134,461
	AirAsia Group Bhd	984,900	466,163
*	AirAsia X Bhd	818,400	44,464
	Alliance Bank Malaysia Bhd	501,300	445,917
	Allianz Malaysia Bhd	9,700	32,651
	AMMB Holdings Bhd	462,975	473,576
	Amway Malaysia Holdings Bhd	13,300	19,357
#	Ann Joo Resources Bhd	154,200	55,770
	APM Automotive Holdings Bhd	22,800	13,864
	Astro Malaysia Holdings Bhd	488,100	170,898
*	ATA IMS Bhd	54,500	19,418
	Axiata Group Bhd	781,418	948,857
	Batu Kawan Bhd	39,400	155,964
*	Benalec Holdings Bhd	227,000	9,039
	Berjaya Food Bhd	45,400	17,785
*	Bermaz Auto Bhd	328,300	202,533
	BIMB Holdings Bhd	216,231	218,938
	Boustead Holdings Bhd	238,660	65,818
#	Boustead Plantations Bhd	324,260	54,887
*	Bumi Armada Bhd	1,709,700	94,361
	Bursa Malaysia Bhd	363,700	593,933
	CAB Cakaran Corp. Bhd	172,400	20,606
	Cahya Mata Sarawak Bhd	139,800	96,097
	Can-One Bhd	42,900	33,954
	CB Industrial Product Holding Bhd	196,580	46,556
	CIMB Group Holdings Bhd	1,188,154	1,457,919
*	Coastal Contracts Bhd	125,600	29,880
	CSC Steel Holdings Bhd	55,500	14,001
	Cypark Resources Bhd	138,200	47,987
	D&O Green Technologies Bhd	343,200	46,702
	Dagang NeXchange Bhd	698,200	46,066
	Datasonic Group Bhd	375,000	61,260
#*	Dayang Enterprise Holdings Bhd	279,950	96,469
	Dialog Group Bhd	451,914	376,985
	DiGi.Com Bhd	674,900	815,740
	DRB-Hicom Bhd	345,800	220,963
	Dutch Lady Milk Industries Bhd	6,400	98,598
#*	Eastern & Oriental Bhd	389,780	75,283
*	Eco World Development Group Bhd	536,900	101,914
*	Eco World International Bhd	344,400	53,275
	Econpile Holdings Bhd	71,450	13,886
#	Ekovest BHD	547,650	109,823
	Engtex Group Bhd	164,000	27,358
	Evergreen Fibreboard Bhd	218,700	15,816
#*	FGV Holdings Bhd	684,700	186,846
	Fraser & Neave Holdings Bhd	13,600	113,618
	Frontken Corp. Bhd	391,400	146,424
	Gabungan AQRS Bhd	185,778	62,695
	Gadang Holdings Bhd	363,600	72,338
	Gamuda Bhd	630,300	564,824
#	Gas Malaysia Bhd	57,400	39,209
#	Genting Plantations Bhd	69,900	164,309
	George Kent Malaysia Bhd	290,500	81,094
	Globetronics Technology Bhd	336,066	143,686
	Glomac Bhd	194,040	18,297
	Guan Chong Bhd	24,500	21,337
	GuocoLand Malaysia Bhd	34,800	6,056
	Hai-O Enterprise Bhd	91,300	50,143

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	HAP Seng Consolidated Bhd	275,520	$659,879
	Hap Seng Plantations Holdings Bhd	90,600	34,092
	Hartalega Holdings Bhd	322,500	386,114
#*	Hengyuan Refining Co. Bhd	63,600	76,899
	HeveaBoard Bhd	272,900	39,887
	Hiap Teck Venture Bhd	583,500	31,570
	Hock Seng LEE Bhd	61,600	20,609
	Hong Leong Bank Bhd	113,890	494,607
	Hong Leong Financial Group Bhd	67,713	294,741
	Hong Leong Industries Bhd	26,900	72,060
*	HSS Engineers Bhd	81,200	20,744
	Hup Seng Industries Bhd	218,300	49,137
	I-Bhd	59,800	5,053
	IGB Bhd	10,502	6,950
	IJM Corp. Bhd	1,046,714	589,053
	IJM Plantations Bhd	85,300	29,728
#	Inari Amertron Bhd	1,170,963	463,093
	Insas Bhd	254,813	50,392
	IOI Corp. Bhd	340,705	345,050
	IOI Properties Group Bhd	727,210	221,291
*	Iris Corp. Bhd	736,100	27,545
#*	Iskandar Waterfront City Bhd	289,100	67,872
*	JAKS Resources Bhd	315,000	59,139
	Jaya Tiasa Holdings Bhd	293,305	34,456
*	JCY International Bhd	209,500	9,352
	JHM Consolidation Bhd	137,400	41,570
	Kenanga Investment Bank Bhd	159,100	21,899
	Kerjaya Prospek Group Bhd	234,960	81,136
	Kim Loong Resources Bhd	152,760	43,266
	Kimlun Corp. Bhd	52,338	17,612
*	KNM Group Bhd	1,273,484	123,927
*	Kretam Holdings Bhd	399,000	36,624
*	KSL Holdings Bhd	376,864	76,178
#	Kuala Lumpur Kepong Bhd	86,550	494,767
#	Kumpulan Perangsang Selangor Bhd	59,084	13,165
	Land & General Bhd	1,013,940	39,130
*	Landmarks Bhd	139,100	20,200
#	LBS Bina Group Bhd	556,060	71,281
	Lii Hen Industries Bhd	89,600	63,978
	Lingkaran Trans Kota Holdings Bhd	112,800	125,661
*	Lion Industries Corp. Bhd	197,600	23,994
	LPI Capital Bhd	60,300	228,339
	Magni-Tech Industries Bhd	44,000	51,596
	Mah Sing Group Bhd	786,452	175,895
	Malakoff Corp. Bhd	570,000	124,014
	Malayan Banking Bhd	787,821	1,647,984
#	Malayan Flour Mills Bhd	285,450	46,148
*	Malayan United Industries Bhd	357,000	19,792
	Malaysia Airports Holdings Bhd	439,067	889,369
	Malaysia Building Society Bhd	778,503	163,756
*	Malaysia Marine and Heavy Engineering Holdings Bhd	141,900	31,041
#*	Malaysian Bulk Carriers Bhd	219,725	31,386
	Malaysian Pacific Industries Bhd	67,663	149,022
	Malaysian Resources Corp. Bhd	925,400	203,172
	Malton Bhd	177,500	22,982
	Matrix Concepts Holdings Bhd	320,550	147,392
	Maxis Bhd	383,500	527,014
	MBM Resources BHD	100,630	80,222
	Media Chinese International, Ltd.	100,600	4,253

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Media Prima Bhd	502,600	$58,236
	Mega First Corp. Bhd	78,700	72,241
	Mitrajaya Holdings Bhd	269,098	21,448
	MKH Bhd	200,015	58,526
#	MMC Corp. Bhd	422,700	112,313
*	MNRB Holdings Bhd	176,599	47,821
*	MPHB Capital Bhd	74,900	21,150
	Muda Holdings Bhd	113,800	45,494
*	Mudajaya Group Bhd	106,100	7,659
	Muhibbah Engineering M Bhd	133,400	86,515
#*	Mulpha International Bhd	87,720	44,788
#	My EG Services Bhd	1,075,250	400,656
	Nestle Malaysia Bhd	16,400	590,214
	NTPM Holdings Bhd	103,400	10,274
#	Oriental Holdings BHD	70,300	111,672
#	OSK Holdings Bhd	493,664	111,516
	Padini Holdings Bhd	228,200	194,487
	Panasonic Manufacturing Malaysia Bhd	13,100	127,049
	Pantech Group Holdings Bhd	217,196	26,253
	Paramount Corp. Bhd	183,540	67,108
*	Parkson Holdings Bhd	179,905	11,057
*	PESTECH International Bhd	186,100	64,675
	Petron Malaysia Refining & Marketing Bhd	50,500	73,049
	PIE Industrial Bhd	93,100	28,206
#	Pos Malaysia Bhd	186,200	77,855
	PPB Group Bhd	72,260	327,462
	Press Metal Aluminium Holdings Bhd	443,400	487,623
	Public Bank Bhd	654,870	3,469,109
	QL Resources Bhd	247,704	412,030
	Ranhill Holdings Bhd	133,800	41,367
	RHB Bank Bhd	397,562	529,245
*	Rimbunan Sawit Bhd	496,600	21,554
	Salcon Bhd	329,086	19,012
	Sam Engineering & Equipment M Bhd	16,800	34,106
	Sapura Energy Bhd	2,080,211	149,994
	Sarawak Oil Palms Bhd	45,314	25,073
	Scientex Bhd	138,700	283,142
	Selangor Dredging Bhd	150,900	24,805
	Serba Dinamik Holdings Bhd	284,300	275,363
	Shangri-La Hotels Malaysia Bhd	77,100	98,191
	SHL Consolidated Bhd	98,500	57,858
#	Sime Darby Plantation Bhd	631,300	703,711
	Sime Darby Property Bhd	810,900	191,451
	SKP Resources Bhd	530,700	158,835
	SP Setia Bhd Group	471,068	222,968
	Star Media Group Bhd	114,600	17,321
	Sunway Construction Group Bhd	187,510	98,364
#	Supermax Corp. Bhd	491,700	196,578
	Suria Capital Holdings Bhd	21,720	7,349
#	Syarikat Takaful Malaysia Keluarga Bhd	171,600	253,152
	Ta Ann Holdings Bhd	100,326	54,625
	TA Enterprise Bhd	620,300	96,092
	TA Global Bhd	529,180	32,003
	Taliworks Corp. Bhd	179,300	39,179
	Tan Chong Motor Holdings Bhd	103,100	36,400
	Telekom Malaysia Bhd	406,160	401,690
	Tenaga Nasional Bhd	639,100	2,133,459
	Thong Guan Industries Bhd	11,900	7,297
	TIME dotCom Bhd	47,500	103,531

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Tropicana Corp. Bhd	224,652	$46,756
	TSH Resources Bhd	272,900	60,111
	Tune Protect Group Bhd	265,100	44,418
	Uchi Technologies Bhd	152,170	99,972
#	UEM Edgenta Bhd	164,900	120,143
	UEM Sunrise Bhd	1,075,564	207,731
#	UMW Holdings Bhd	156,700	191,878
	United Malacca Bhd	20,100	24,837
	United Plantations Bhd	14,100	88,181
	UOA Development Bhd	335,100	168,764
*	Velesto Energy Bhd	1,403,835	106,444
	ViTrox Corp. Bhd	61,800	104,428
#*	Vizione Holdings Bhd	278,200	65,131
	VS Industry Bhd	852,481	246,608
*	Wah Seong Corp. Bhd	218,605	37,003
*	WCE Holdings Bhd	56,300	7,639
	WCT Holdings Bhd	542,002	149,415
	Wellcall Holdings Bhd	272,550	76,510
#	Westports Holdings Bhd	363,400	351,556
	WTK Holdings Bhd	104,800	13,158
	Yinson Holdings Bhd	281,300	472,896
#	YNH Property Bhd	216,208	146,314
	YTL Corp. Bhd	1,899,830	472,741
	YTL Power International Bhd	589,246	111,197
	Zhulian Corp. Bhd	32,000	12,642
TOTAL MALAYSIA			37,028,351
MEXICO — (3.2%)
	Alfa S.A.B. de C.V., Class A	2,060,747	1,785,058
	Alpek S.A.B. de C.V.	393,901	425,683
#*	Alsea S.A.B. de C.V.	353,533	722,609
	America Movil S.A.B. de C.V.	4,985,903	3,494,132
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	116,929	1,635,837
	Arca Continental S.A.B. de C.V.	92,853	493,391
#*	Axtel S.A.B. de C.V.	751,020	97,190
#	Banco del Bajio SA	48,375	90,900
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	65,862	467,620
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	294,160	418,282
*	Bio Pappel S.A.B. de C.V.	22,232	30,047
#	Bolsa Mexicana de Valores S.A.B. de C.V.	210,773	350,303
#	Cemex S.A.B. de C.V.	2,767,377	984,855
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	9,186	563,469
	Consorcio ARA S.A.B. de C.V.	439,846	91,808
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	15,490	151,647
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	248,143	242,915
	Corp. Actinver S.A.B. de C.V.	9,800	6,341
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	326,198	491,414
	Corp. Moctezuma S.A.B. de C.V.	87,200	261,913
	Credito Real S.A.B. de C.V. SOFOM ER	150,887	172,667
	El Puerto de Liverpool S.A.B. de C.V.	39,922	194,134
#*	Elementia S.A.B. de C.V.	36,084	11,580
#*	Empresas ICA S.A.B. de C.V.	72,400	534
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	21,447	2,054
#	Fomento Economico Mexicano S.A.B. de C.V.	125,708	1,140,465
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	2,219	201,263
	Gentera S.A.B. de C.V.	761,373	625,348
#	Gruma S.A.B. de C.V., Class B	110,234	1,009,801

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#*	Grupo Aeromexico S.A.B. de C.V.	157,608	$123,364
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	210,376	1,292,747
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	7,415	742,167
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	100,845	1,011,936
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	4,576	696,147
	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	14,680	222,149
	Grupo Bimbo S.A.B. de C.V.	367,305	701,883
#	Grupo Carso S.A.B. de C.V.	141,303	451,919
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	98,572	526,506
#	Grupo Comercial Chedraui S.A. de C.V.	251,877	378,005
#	Grupo Elektra S.A.B. de C.V.	26,380	1,769,620
*	Grupo Famsa S.A.B. de C.V., Class A	138,137	40,438
	Grupo Financiero Banorte S.A.B. de C.V.	591,335	2,958,255
#	Grupo Financiero Inbursa S.A.B. de C.V.	622,395	762,252
*	Grupo GICSA SAB de CV	209,490	50,613
	Grupo Herdez S.A.B. de C.V., Series *	170,309	357,259
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	21,807	6,281
	Grupo Industrial Saltillo S.A.B. de C.V.	81,706	81,008
	Grupo KUO S.A.B. de C.V., Series B	28,600	70,128
#	Grupo Lala S.A.B. de C.V.	266,979	289,078
#	Grupo Mexico S.A.B. de C.V., Series B	1,442,882	3,538,736
#*	Grupo Pochteca S.A.B. de C.V.	35,990	13,137
	Grupo Rotoplas S.A.B. de C.V.	59,409	42,781
	Grupo Sanborns S.A.B. de C.V.	147,588	157,879
*	Grupo Simec S.A.B. de C.V., Sponsored ADR	2,821	24,845
#*	Grupo Simec S.A.B. de C.V., Series B	41,072	118,948
*	Grupo Sports World S.A.B. de C.V.	42,700	41,221
	Grupo Televisa S.A.B., Sponsored ADR	15,502	147,424
#	Grupo Televisa S.A.B.	816,042	1,545,748
*	Grupo Traxion S.A.B. de C.V.	60,930	44,798
*	Hoteles City Express S.A.B. de C.V.	205,011	204,008
#*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	188,521	244,951
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	1,710	91,878
#	Industrias Bachoco S.A.B. de C.V., Series B	93,519	423,535
#*	Industrias CH S.A.B. de C.V.	101,242	332,565
	Industrias Penoles S.A.B. de C.V.	68,391	629,174
	Infraestructura Energetica Nova S.A.B. de C.V.	121,009	466,387
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	577,915	1,199,030
#*	La Comer S.A.B. de C.V.	308,419	370,159
#	Megacable Holdings S.A.B. de C.V.	221,613	940,052
	Mexichem S.A.B. de C.V.	570,872	1,043,216
*	Minera Frisco S.A.B. de C.V., Class A1	277,464	38,368
	Nemak S.A.B. de C.V.	519,618	237,253
	Organizacion Cultiba S.A.B. de C.V.	24,314	17,737
#*	Organizacion Soriana S.A.B. de C.V., Class B	226,563	238,578
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	63,735	573,702
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	11,087	67,683
	Qualitas Controladora S.A.B. de C.V.	87,577	272,871
	Regional S.A.B. de C.V.	151,482	724,300
#*	Telesites S.A.B. de C.V.	637,365	379,817
#	TV Azteca S.A.B. de C.V.	760,843	61,935
#	Unifin Financiera S.A.B. de C.V. SOFOM ENR	71,096	149,770
	Vitro S.A.B. de C.V., Series A	87,821	196,940
	Wal-Mart de Mexico S.A.B. de C.V.	1,026,541	3,029,203
TOTAL MEXICO			46,303,644
PERU — (0.2%)
	Cementos Pacasmayo SAA, ADR	6,089	54,862
	Cia de Minas Buenaventura SAA, ADR	15,794	240,700

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PERU — (Continued)
	Credicorp, Ltd.	14,540	$3,169,575
*	Fossal SAA, ADR	455	198
	Grana y Montero SAA, Sponsored ADR	17,129	50,017
TOTAL PERU			3,515,352
PHILIPPINES — (1.4%)
	8990 Holdings, Inc.	218,000	67,657
	Aboitiz Equity Ventures, Inc.	438,380	454,540
	Aboitiz Power Corp.	427,900	297,018
*	AgriNurture, Inc.	118,000	33,202
*	Apex Mining Co., Inc.	1,427,000	35,858
*	Atlas Consolidated Mining & Development Corp.	168,700	9,054
	Ayala Corp.	64,926	1,218,692
	Ayala Land, Inc.	1,782,360	1,737,938
	Bank of the Philippine Islands	205,975	363,043
	BDO Unibank, Inc.	372,978	1,072,477
	Cebu Air, Inc.	178,860	327,926
*	CEMEX Holdings Philippines, Inc.	1,226,000	70,338
	Century Pacific Food, Inc.	679,100	201,106
	Century Properties Group, Inc.	500,000	5,879
	China Banking Corp.	311,037	164,182
	China Lotsynergy Holdings Ltd.	612,000	47,892
	Cirtek Holdings Philippines Corp.	80,000	25,019
	Cosco Capital, Inc.	1,713,400	230,567
	D&L Industries, Inc.	1,238,200	250,023
	DMCI Holdings, Inc.	2,110,950	420,000
*	DoubleDragon Properties Corp.	360,290	171,213
	Eagle Cement Corp.	227,300	64,787
*	East West Banking Corp.	445,150	108,424
	EEI Corp.	357,100	76,272
*	Empire East Land Holdings, Inc.	1,223,000	11,128
	Filinvest Development Corp.	301,500	82,720
	Filinvest Land, Inc.	7,918,000	295,093
	First Gen Corp.	760,100	396,540
	First Philippine Holdings Corp.	182,270	309,933
*	Global Ferronickel Holdings, Inc.	769,529	21,751
	Globe Telecom, Inc.	13,340	562,254
	GT Capital Holdings, Inc.	29,359	533,062
	Holcim Philippines, Inc.	104,200	28,832
	Integrated Micro-Electronics, Inc.	339,960	63,325
	International Container Terminal Services, Inc.	67,050	177,468
	JG Summit Holdings, Inc.	490,170	625,978
	Jollibee Foods Corp.	101,720	516,906
*	Lepanto Consolidated Mining Co.	1,834,182	4,325
	Lopez Holdings Corp.	1,438,900	128,158
	MacroAsia Corp.	130,550	49,699
	Manila Electric Co.	52,430	375,144
	Manila Water Co., Inc.	615,600	283,897
	Max's Group, Inc.	216,700	59,547
	Megawide Construction Corp.	494,774	184,653
	Megaworld Corp.	4,657,900	559,344
	Metro Pacific Investments Corp.	4,352,200	409,099
	Metro Retail Stores Group, Inc.	714,000	37,868
	Metropolitan Bank & Trust Co.	223,403	332,075
	Nickel Asia Corp.	1,635,400	81,022
	Pepsi-Cola Products Philippines, Inc.	737,300	25,625
	Petron Corp.	1,360,500	148,057
	Philex Mining Corp.	819,300	54,961
*	Philippine National Bank	248,552	242,525

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philippine Stock Exchange, Inc. (The)	5,304	$19,613
*	Phinma Energy Corp.	675,000	31,113
	Phoenix Petroleum Philippines, Inc.	189,140	44,528
	Pilipinas Shell Petroleum Corp.	207,090	156,166
	PLDT, Inc., Sponsored ADR	14,727	324,730
	PLDT, Inc.	25,530	572,944
	Puregold Price Club, Inc.	502,330	447,483
*	PXP Energy Corp.	151,300	30,142
	RFM Corp.	532,000	52,787
	Rizal Commercial Banking Corp.	339,756	204,923
	Robinsons Land Corp.	1,416,266	761,051
	Robinsons Retail Holdings, Inc.	175,350	273,473
	San Miguel Food and Beverage, Inc.	110,620	220,404
	Security Bank Corp.	114,636	410,569
	Semirara Mining & Power Corp.	667,880	301,586
	Shakey's Pizza Asia Ventures, Inc.	33,900	9,208
	SM Investments Corp.	17,465	341,546
	SM Prime Holdings, Inc.	1,097,412	784,598
	SSI Group, Inc.	945,000	59,400
	Starmalls, Inc.	82,400	9,702
	STI Education Systems Holdings, Inc.	1,881,000	26,211
*	Top Frontier Investment Holdings, Inc.	10,142	51,881
	Union Bank Of Philippines	135,942	160,904
	Universal Robina Corp.	247,860	776,702
	Vista Land & Lifescapes, Inc.	3,502,900	525,835
	Wilcon Depot, Inc.	451,200	138,952
TOTAL PHILIPPINES			20,790,547
POLAND — (1.5%)
	Agora SA	20,446	64,631
*	Alior Bank SA	47,587	573,102
	Alumetal SA	814	7,903
	Amica SA	3,001	91,044
*	AmRest Holdings SE	22,525	234,255
	Apator SA	5,949	36,049
	Asseco Poland SA	51,594	729,131
	Bank Handlowy w Warszawie SA	8,857	120,461
*	Bank Millennium SA	188,936	368,947
*	Bank Ochrony Srodowiska SA	10,593	21,130
#	Bank Polska Kasa Opieki SA	12,773	339,318
*	Bioton SA	23,777	35,087
*	Boryszew SA	66,528	76,626
	Budimex SA	5,973	198,593
	CCC SA	10,842	418,580
	CD Projekt SA	9,347	552,554
	Ciech SA	23,153	235,999
	ComArch SA	477	21,612
	Cyfrowy Polsat SA	76,837	594,270
*	Dino Polska SA	15,010	564,157
	Echo Investment SA	10,773	12,928
*	Enea SA	152,494	323,617
*	Energa SA	74,286	140,000
*	Fabryki Mebli Forte SA	8,318	56,654
	Famur SA	102,921	121,562
	Firma Oponiarska Debica SA	1,289	27,183
*	Getin Noble Bank SA	290,102	33,665
	Globe Trade Centre SA	71,094	174,858
	Grupa Azoty SA	18,334	210,951
	Grupa Azoty Zaklady Chemiczne Police SA	3,091	11,250

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Grupa Kety SA	6,769	$592,046
	Grupa Lotos SA	62,514	1,404,206
#	ING Bank Slaski SA	6,365	313,452
	Inter Cars SA	3,230	164,423
*	Jastrzebska Spolka Weglowa SA	30,411	305,442
	Kernel Holding SA	38,613	481,892
*	KGHM Polska Miedz SA	76,057	1,838,904
#	KRUK SA	6,526	311,368
	LC Corp. SA	173,386	123,801
	LPP SA	341	689,015
	Lubelski Wegiel Bogdanka SA	7,028	66,652
*	mBank SA	3,294	295,763
*	Netia SA	82,111	99,121
	Neuca SA	691	55,095
*	Orange Polska SA	46,799	81,369
	Pfleiderer Group SA	1,270	9,174
*	PGE Polska Grupa Energetyczna SA	169,960	388,666
	PKP Cargo SA	14,823	128,868
*	Polnord SA	24,222	34,697
	Polski Koncern Naftowy Orlen S.A.	132,521	3,320,500
	Polskie Gornictwo Naftowe i Gazownictwo SA	373,045	540,927
	Powszechna Kasa Oszczednosci Bank Polski SA	126,344	1,330,469
	Powszechny Zaklad Ubezpieczen SA	132,351	1,423,374
*	Rafako SA	30,429	13,995
	Santander Bank Polska SA	4,533	381,492
	Stalexport Autostrady SA	56,461	50,464
	Stalprodukt SA	658	35,658
#*	Tauron Polska Energia SA	613,234	249,486
	VRG SA	89,213	99,859
	Warsaw Stock Exchange	11,916	119,358
	Wawel SA	227	37,385
	Zespol Elektrowni Patnow Adamow Konin SA	2,460	5,096
TOTAL POLAND			21,388,134
RUSSIA — (1.8%)
	Etalon Group P.L.C., GDR	52,035	114,991
	Etalon Group P.L.C., GDR	4,553	10,062
	Gazprom PJSC, Sponsored ADR	220,703	1,613,200
	Gazprom PJSC, Sponsored ADR	257,627	1,883,253
	Globaltrans Investment P.L.C., GDR	13,798	120,658
	Globaltrans Investment P.L.C., GDR	16,899	148,373
	Lukoil PJSC, Sponsored ADR	48,652	3,992,773
	Magnitogorsk Iron & Steel Works PJSC, GDR	47,794	412,915
*	Mail.Ru Group, Ltd., GDR	1,271	32,597
*	Mail.Ru Group, Ltd., GDR	5,926	151,232
*	Mechel PJSC, Sponsored ADR	18,988	39,875
	MMC Norilsk Nickel PJSC, ADR	7,018	160,081
	MMC Norilsk Nickel PJSC, ADR	63,265	1,457,548
	Novatek PJSC, GDR	5,614	1,177,817
	Novolipetsk Steel PJSC, GDR	21,109	495,833
	Novolipetsk Steel PJSC, GDR	648	15,306
*	O'Key Group SA, GDR	6,334	10,109
	PhosAgro PJSC, GDR	24,221	301,394
	PhosAgro PJSC, GDR	2,510	31,300
	Ros Agro P.L.C., GDR	818	9,478
	Ros Agro P.L.C., GDR	7,900	91,482
	Rosneft Oil Co. PJSC, GDR	125,858	833,935
	Rosneft Oil Co. PJSC, GDR	126,625	835,235
	Rostelecom PJSC, Sponsored ADR	15,006	115,546

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Rostelecom PJSC, Sponsored ADR	19,115	$149,111
	RusHydro PJSC, ADR	240,058	205,872
	Sberbank of Russia PJSC, Sponsored ADR	415,748	6,171,390
	Severstal PJSC, GDR	34,964	560,729
	Severstal PJSC, GDR	11,396	183,362
	Tatneft PJSC, Sponsored ADR	14,051	975,085
	Tatneft PJSC, Sponsored ADR	26,173	1,837,345
	TMK PJSC, GDR	18,979	68,419
	TMK PJSC, GDR	13,562	48,410
	VEON, Ltd.	176,284	551,769
	VTB Bank PJSC, GDR	171,074	226,809
	VTB Bank PJSC, GDR	384,255	512,212
	X5 Retail Group NV, GDR	24,211	810,613
	X5 Retail Group NV, GDR	5,889	196,928
TOTAL RUSSIA			26,553,047
SINGAPORE — (0.0%)
*	Pacc Offshore Services Holdings, Ltd.	41,798	4,588
SOUTH AFRICA — (6.9%)
	Absa Group, Ltd.	347,674	3,852,436
*	Adcorp Holdings, Ltd.	61,325	100,264
#	Advtech, Ltd.	323,333	285,654
	AECI, Ltd.	85,439	556,125
	African Oxygen, Ltd.	71,919	106,887
*	African Phoenix Investments, Ltd.	282,387	13,532
	African Rainbow Minerals, Ltd.	83,223	1,025,174
	Afrimat, Ltd.	59,000	143,469
	Alexander Forbes Group Holdings, Ltd.	202,587	79,319
	Allied Electronics Corp., Ltd., Class A	134,456	260,040
	Alviva Holdings, Ltd.	81,663	92,057
	Anglo American Platinum, Ltd.	19,267	1,143,766
	AngloGold Ashanti, Ltd.	200,438	3,419,472
*	ArcelorMittal South Africa, Ltd.	164,858	27,594
*	Ascendis Health, Ltd.	107,869	37,561
	Assore, Ltd.	19,334	471,460
	Astral Foods, Ltd.	35,227	404,233
*	Aveng, Ltd.	3,030,115	6,319
	AVI, Ltd.	180,140	1,089,861
	Barloworld, Ltd.	156,320	1,310,418
	Bid Corp., Ltd.	110,341	2,308,019
	Bidvest Group, Ltd. (The)	204,199	2,614,903
*	Blue Label Telecoms, Ltd.	273,933	69,908
*	Brait SE	163,021	134,403
	Capitec Bank Holdings, Ltd.	17,442	1,432,814
	Cashbuild, Ltd.	17,209	318,052
	Caxton and CTP Publishers and Printers, Ltd.	26,485	13,828
#	City Lodge Hotels, Ltd.	25,970	207,929
	Clicks Group, Ltd.	122,955	1,746,258
	Clover Industries, Ltd.	105,643	169,926
	Coronation Fund Managers, Ltd.	136,564	398,713
	Curro Holdings, Ltd.	65,841	102,199
	DataTec, Ltd.	183,958	431,204
	Dis-Chem Pharmacies, Ltd.	81,127	128,080
	Discovery, Ltd.	124,893	1,145,930
*	DRDGOLD, Ltd.	43,048	14,051
*	enX Group, Ltd.	10,265	8,588
*	EOH Holdings, Ltd.	74,757	92,510
	Exxaro Resources, Ltd.	130,516	1,513,449

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Famous Brands, Ltd.	47,715	$303,367
#	FirstRand, Ltd.	1,402,875	6,002,642
	Foschini Group, Ltd. (The)	113,629	1,307,028
	Gold Fields, Ltd.	29,233	149,305
	Gold Fields, Ltd., Sponsored ADR	521,793	2,635,055
*	Grand Parade Investments, Ltd.	131,391	26,479
*	Grindrod Shipping Holdings, Ltd.	8,149	47,365
	Grindrod, Ltd.	298,451	125,263
*	Harmony Gold Mining Co., Ltd.	113,948	282,292
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	152,302	371,617
	Hudaco Industries, Ltd.	23,402	190,793
	Hulamin, Ltd.	71,054	12,656
#*	Impala Platinum Holdings, Ltd.	398,335	2,125,057
	Imperial Logistics, Ltd.	117,688	373,082
	Investec, Ltd.	100,734	575,618
	Invicta Holdings, Ltd.	17,919	29,620
	Italtile, Ltd.	59,858	54,726
	JSE, Ltd.	31,859	284,684
	KAP Industrial Holdings, Ltd.	1,458,712	525,229
	Kumba Iron Ore, Ltd.	37,443	1,232,270
	Lewis Group, Ltd.	57,542	130,418
	Liberty Holdings, Ltd.	102,435	774,728
*	Long4Life, Ltd.	284,968	89,968
	Massmart Holdings, Ltd.	77,310	275,621
	Merafe Resources, Ltd.	704,578	59,493
	Metair Investments, Ltd.	111,669	184,661
	Metrofile Holdings, Ltd.	78,662	8,214
	MiX Telematics, Ltd., Sponsored ADR	8,700	130,152
	Momentum Metropolitan Holdings	729,985	859,546
	Motus Holdings Ltd.	12,419	63,987
	Mpact, Ltd.	120,100	189,749
	Mr. Price Group, Ltd.	100,584	1,234,693
#	MTN Group, Ltd.	467,485	3,661,010
*	Multichoice Group, Ltd.	123,510	1,154,457
	Murray & Roberts Holdings, Ltd.	245,552	197,276
*	Nampak, Ltd.	431,250	299,185
	Naspers, Ltd., Class N	39,571	9,645,832
	Nedbank Group, Ltd.	191,858	3,205,921
	NEPI Rockcastle P.L.C.	135,013	1,218,586
*	Northam Platinum, Ltd.	196,332	862,102
	Novus Holdings, Ltd.	10,396	2,609
	Oceana Group, Ltd.	43,889	208,457
	Old Mutual, Ltd.	19,059	25,508
#	Omnia Holdings, Ltd.	45,056	105,883
	Peregrine Holdings, Ltd.	177,989	228,599
	Pick n Pay Stores, Ltd.	206,862	962,013
	Pioneer Foods Group, Ltd.	81,212	582,622
*	PPC, Ltd.	1,097,019	372,426
	PSG Group, Ltd.	52,196	830,617
	Raubex Group, Ltd.	103,405	137,886
	RCL Foods, Ltd.	19,226	13,952
	Reunert, Ltd.	120,607	547,381
	Rhodes Food Group Pty, Ltd.	55,653	65,982
#*	Royal Bafokeng Platinum, Ltd.	65,433	154,471
	Sanlam, Ltd.	685,186	3,546,358
	Santam, Ltd.	27,541	566,966
#	Sappi, Ltd.	363,083	1,316,636
	Sasol, Ltd.	11,323	244,844
#	Sasol, Ltd., Sponsored ADR	125,832	2,728,038

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Shoprite Holdings, Ltd.	156,208	$1,678,198
*	Sibanye Gold, Ltd.	810,834	1,002,767
*	Sibanye Gold, Ltd., Sponsored ADR	146,127	713,101
	SPAR Group, Ltd. (The)	123,722	1,581,430
	Spur Corp., Ltd.	43,547	65,886
#*	Stadio Holdings, Ltd.	55,206	11,523
	Standard Bank Group, Ltd.	488,433	6,073,221
#*	Steinhoff International Holdings NV	643,070	52,813
*	Super Group, Ltd.	267,571	551,549
	Telkom SA SOC, Ltd.	192,751	1,150,918
	Tiger Brands, Ltd.	59,719	924,438
	Tongaat Hulett, Ltd.	82,116	75,625
	Transaction Capital, Ltd.	176,301	282,686
*	Trencor, Ltd.	107,914	185,570
	Truworths International, Ltd.	282,627	1,223,755
	Vodacom Group, Ltd.	289,113	2,363,236
	Wilson Bayly Holmes-Ovcon, Ltd.	33,634	270,505
	Woolworths Holdings, Ltd.	540,717	2,065,266
TOTAL SOUTH AFRICA			101,089,887
SOUTH KOREA — (15.0%)
*	3S Korea Co., Ltd.	8,243	21,115
	ABco Electronics Co., Ltd.	3,678	15,331
*	Able C&C Co., Ltd.	2,437	20,505
	ABOV Semiconductor Co., Ltd.	5,668	27,969
#*	Ace Technologies Corp.	7,562	62,613
*	Actoz Soft Co., Ltd.	1,963	20,651
	ADTechnology Co., Ltd.	340	4,122
	Advanced Nano Products Co., Ltd.	1,159	16,976
	Advanced Process Systems Corp.	2,912	57,425
	Aekyung Petrochemical Co., Ltd.	8,325	53,102
	AfreecaTV Co., Ltd.	3,846	187,393
*	Agabang&Company	12,948	31,313
	Ahn-Gook Pharmaceutical Co., Ltd.	3,399	26,907
	Ahnlab, Inc.	1,337	61,251
*	AIBIT Co., Ltd.	14,873	9,021
	AJ Networks Co., Ltd.	12,026	47,390
*	AJ Rent A Car Co., Ltd.	11,281	98,008
#*	Ajin Industrial Co., Ltd.	6,328	17,213
	AK Holdings, Inc.	3,176	109,756
	ALUKO Co., Ltd.	21,440	41,733
*	Aminologics Co., Ltd.	18,012	25,662
	Amorepacific Corp.	4,231	497,144
	AMOREPACIFIC Group	2,288	110,395
*	Amotech Co., Ltd.	2,859	45,123
*	Ananti, Inc.	5,444	52,696
*	Aprogen Healthcare & Games, Inc.	25,054	11,938
*	Aprogen KIC, Inc.	2,120	3,962
*	APS Holdings Corp.	11,595	74,430
	Asia Cement Co., Ltd.	944	64,452
	ASIA Holdings Co., Ltd.	649	58,777
	Asia Paper Manufacturing Co., Ltd.	3,151	86,953
*	Asiana Airlines, Inc.	70,735	344,002
	Atinum Investment Co., Ltd.	13,201	20,053
	AUK Corp.	21,315	35,979
#	Aurora World Corp.	2,940	30,671
	Austem Co., Ltd.	16,074	31,377
#	Autech Corp.	7,412	64,109
	Avaco Co., Ltd.	3,893	18,620

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Baiksan Co., Ltd.	6,975	$41,463
#*	Barun Electronics Co., Ltd.	17,795	2,358
	Bcworld Pharm Co., Ltd.	1,296	15,943
	BGF Co., Ltd.	17,273	90,232
	BGF retail Co., Ltd.	2,013	347,618
*	BH Co., Ltd.	12,339	189,048
*	Binex Co., Ltd.	5,304	37,781
	Binggrae Co., Ltd.	1,631	89,715
*	BioSmart Co., Ltd.	5,234	21,248
*	Biovill Co., Ltd.	12,806	13,273
*	BIT Computer Co., Ltd.	4,083	14,966
	Bixolon Co., Ltd.	6,510	29,564
*	Bluecom Co., Ltd.	6,343	18,429
	BNK Financial Group, Inc.	93,518	551,643
	Boditech Med, Inc.	3,424	26,611
	BoKwang Industry Co., Ltd.	7,220	20,520
	Bolak Co., Ltd.	8,270	13,506
	Bookook Securities Co., Ltd.	2,445	41,484
*	Boryung Medience Co., Ltd.	1,719	10,533
*	Bosung Power Technology Co., Ltd.	12,851	20,212
*	Brain Contents Co., Ltd.	27,608	17,830
*	Bubang Co., Ltd.	6,068	16,816
	Bukwang Pharmaceutical Co., Ltd.	5,626	72,820
	Busan City Gas Co., Ltd.	1,934	59,612
	BYC Co., Ltd.	105	19,878
*	BYON Co., Ltd.	24,096	23,554
	Byucksan Corp.	25,334	43,497
*	CammSys Corp.	22,883	42,094
	Capro Corp.	21,846	64,386
	Caregen Co., Ltd.	1,154	55,964
	Cell Biotech Co., Ltd.	2,758	41,126
*	Celltrion Pharm, Inc.	2,289	68,869
	Changhae Ethanol Co., Ltd.	3,245	35,877
*	Charm Engineering Co., Ltd.	22,386	21,279
	Cheil Worldwide, Inc.	23,058	525,630
*	Chemtronics Co., Ltd.	3,054	23,950
	Cheryong Electric Co., Ltd.	2,732	13,530
	Chinyang Holdings Corp.	14,183	29,554
*	Choa Pharmaceutical Co.	4,050	12,672
	Chokwang Paint, Ltd.	4,183	20,384
	Chong Kun Dang Pharmaceutical Corp.	2,695	197,757
	Chongkundang Holdings Corp.	595	52,027
	Choong Ang Vaccine Laboratory	2,018	29,619
*	Chorokbaem Media Co., Ltd.	12,910	16,010
	Chosun Refractories Co., Ltd.	493	34,562
	Chungdahm Learning, Inc.	3,558	51,661
#	CJ CGV Co., Ltd.	7,018	200,615
	CJ CheilJedang Corp.	3,765	904,563
	CJ Corp.	8,656	679,017
	CJ ENM Co., Ltd.	3,848	536,138
	CJ Freshway Corp.	3,084	77,482
	CJ Hello Co., Ltd.	15,905	80,128
*	CJ Logistics Corp.	1,607	185,529
*	CJ Seafood Corp.	9,592	19,156
	CKD Bio Corp.	1,704	41,388
	Clean & Science Co., Ltd.	2,765	45,539
*	CODI-M Co., Ltd.	16,364	7,456
	Com2uSCorp	3,835	284,370
	Commax Co., Ltd.	3,464	10,580

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Coreana Cosmetics Co., Ltd.	6,531	$17,636
	Cosmax BTI, Inc.	1,847	27,187
	COSMAX NBT Inc.	4,988	34,075
	Cosmax, Inc.	2,440	209,561
	Cosmecca Korea Co., Ltd.	1,630	22,309
*	CosmoAM&T Co., Ltd.	4,130	39,924
*	Cosmochemical Co., Ltd.	3,885	29,261
*	COSON Co., Ltd.	3,452	18,023
	COWELL FASHION Co., Ltd.	17,951	98,444
	Crown Confectionery Co., Ltd.	1,598	11,761
	CROWNHAITAI Holdings Co., Ltd.	4,773	46,791
*	CrucialTec Co., Ltd.	32,411	25,493
	CS Wind Corp.	913	25,439
*	CTC BIO, Inc.	3,110	15,228
*	CTGen Co., Ltd.	9,318	15,437
	Cuckoo Holdings Co., Ltd.	273	27,480
	Cuckoo Homesys Co., Ltd.	590	22,128
*	Curexo, Inc.	3,543	17,960
*	Curo Co., Ltd.	32,241	20,114
*	CUROCOM Co., Ltd.	18,350	15,297
	Cymechs, Inc.	5,294	33,071
	D.I Corp.	12,993	35,944
*	DA Technology Co., Ltd.	7,655	16,992
	Dae Dong Industrial Co., Ltd.	10,164	44,092
	Dae Han Flour Mills Co., Ltd.	671	105,508
	Dae Hwa Pharmaceutical Co., Ltd.	3,709	40,856
	Dae Hyun Co., Ltd.	11,147	23,452
*	Dae Won Chemical Co., Ltd.	18,773	21,957
	Dae Won Kang Up Co., Ltd.	19,618	65,529
*	Dae Young Packaging Co., Ltd.	31,775	29,728
	Daea TI Co., Ltd.	10,645	43,066
#	Daechang Co., Ltd.	38,643	39,116
	Daechang Forging Co., Ltd.	557	18,763
	Daeduck Electronics Co.	31,101	267,599
	Daegu Department Store	3,040	14,664
	Daehan Steel Co., Ltd.	7,550	42,195
#	Dae-Il Corp.	8,181	21,770
*	Daejoo Electronic Materials Co., Ltd.	1,884	29,640
	Daekyo Co., Ltd.	8,911	46,078
	Daelim B&Co Co., Ltd.	4,387	14,509
*	Daelim C&S Co., Ltd.	3,529	26,149
	Daelim Industrial Co., Ltd.	14,003	1,244,058
*	Daemyung Corp. Co., Ltd.	8,276	12,229
	Daeryuk Can Co., Ltd.	5,712	22,575
	Daesang Corp.	12,237	245,872
#	Daesang Holdings Co., Ltd.	8,544	49,750
	Daesung Energy Co., Ltd.	2,270	10,313
*	Daesung Industrial Co., Ltd.	9,382	32,377
*	Daewon Cable Co., Ltd.	22,526	21,203
	Daewon Media Co., Ltd.	2,653	14,905
	Daewon Pharmaceutical Co., Ltd.	5,892	72,872
	Daewon San Up Co., Ltd.	6,131	31,057
*	Daewoo Electronic Components Co., Ltd.	17,408	31,866
*	Daewoo Engineering & Construction Co., Ltd.	67,781	233,639
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	16,903	415,997
	Daewoong Co., Ltd.	8,070	105,273
	Daewoong Pharmaceutical Co., Ltd.	657	87,316
	Daihan Pharmaceutical Co., Ltd.	2,228	62,703
	Daishin Securities Co., Ltd.	17,661	176,413

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Danal Co., Ltd.	18,356	$44,706
	Danawa Co., Ltd.	2,714	50,229
	Daou Data Corp.	12,276	87,826
#	Daou Technology, Inc.	15,049	258,036
*	Dasan Networks, Inc.	7,284	44,355
	Dawonsys Co., Ltd.	4,711	53,965
*	Dayou Automotive Seat Technology Co., Ltd.	37,134	28,280
*	Dayou Plus Co., Ltd.	20,668	14,119
	DB Financial Investment Co., Ltd.	21,575	83,092
#	DB HiTek Co., Ltd.	25,265	280,486
	DB Insurance Co., Ltd.	29,085	1,376,478
*	DB, Inc.	53,148	35,687
	DCM Corp.	1,241	12,190
	Dentium Co., Ltd.	2,353	135,157
*	Deutsch Motors, Inc.	7,028	52,622
	Development Advance Solution Co., Ltd.	6,743	33,372
	DGB Financial Group, Inc.	61,671	391,596
	DHP Korea Co., Ltd.	4,848	29,274
	DI Dong Il Corp.	700	42,433
	Digital Chosun Co., Ltd.	13,524	28,155
	Digital Power Communications Co., Ltd.	5,359	21,485
*	DIO Corp.	2,153	73,765
*	Diostech Co., Ltd.	24,906	12,026
	Display Tech Co., Ltd.	696	2,200
	DMS Co., Ltd.	10,092	42,276
	DNF Co., Ltd.	6,948	41,658
	Dohwa Engineering Co., Ltd.	1,622	12,151
	Dong A Eltek Co., Ltd.	6,688	46,617
	Dong Ah Tire & Rubber Co., Ltd.	2,864	29,495
	Dong-A ST Co., Ltd.	1,814	140,546
#	Dong-Ah Geological Engineering Co., Ltd.	4,846	88,964
	Dongbu Corp.	3,827	29,106
	Dongil Industries Co., Ltd.	730	36,171
#	Dongjin Semichem Co., Ltd.	17,598	200,683
	DongKook Pharmaceutical Co., Ltd.	1,511	84,921
	Dongkuk Industries Co., Ltd.	19,628	42,234
*	Dongkuk Steel Mill Co., Ltd.	37,868	211,908
	Dongkuk Structures & Construction Co., Ltd.	16,680	28,711
	Dongsuh Cos., Inc.	7,174	107,895
	DONGSUNG Corp.	11,591	53,156
*	Dongsung Finetec Co., Ltd.	5,363	36,891
	Dongwha Enterprise Co., Ltd.	2,550	39,670
	Dongwha Pharm Co., Ltd.	9,743	73,203
	Dongwon Development Co., Ltd.	30,221	122,966
	Dongwon F&B Co., Ltd.	468	105,181
	Dongwon Industries Co., Ltd.	898	173,545
	Dongwon Systems Corp.	2,110	67,233
	Dongyang E&P, Inc.	3,315	31,874
*	Dongyang Steel Pipe Co., Ltd.	28,151	26,853
	Doosan Bobcat, Inc.	4,851	146,554
	Doosan Corp.	2,852	251,780
*	Doosan Heavy Industries & Construction Co., Ltd.	79,422	405,527
*	Doosan Infracore Co., Ltd.	84,464	439,535
	DoubleUGames Co., Ltd.	3,094	145,556
	Douzone Bizon Co., Ltd.	10,333	555,289
	DRB Holding Co., Ltd.	3,863	17,772
*	Dream Security Co., Ltd.	5,015	17,228
*	Dreamus Co.	2,691	13,898
	DSR Wire Corp.	1,764	6,367

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DTR Automotive Corp.	2,675	$71,764
*	Duk San Neolux Co., Ltd.	2,327	33,310
	DY Corp.	8,382	36,195
	DY POWER Corp.	3,899	38,450
	e Tec E&C, Ltd.	1,166	77,273
	E1 Corp.	1,823	82,519
	Eagon Holdings Co., Ltd.	27,333	62,756
	Eagon Industrial, Ltd.	6,249	38,834
	Easy Bio, Inc.	20,553	90,844
*	EcoBio Holdings Co., Ltd.	2,985	11,718
*	Ecopro Co., Ltd.	7,642	139,533
	e-Credible Co., Ltd.	1,402	21,065
	Eehwa Construction Co., Ltd.	2,332	9,288
*	EG Corp.	493	3,728
*	Ehwa Technologies Information Co., Ltd.	240,455	49,008
	Elcomtec Co., Ltd.	9,977	12,302
	e-LITECOM Co., Ltd.	5,790	23,250
	E-MART, Inc.	7,267	744,928
*	EMKOREA Co., Ltd.	8,717	38,402
	EM-Tech Co., Ltd.	7,200	71,234
*	EMW Co., Ltd.	3,658	3,223
*	Enerzent Co., Ltd.	18,802	14,983
#	ENF Technology Co., Ltd.	7,754	126,376
	Eo Technics Co., Ltd.	2,319	138,532
	Estechpharma Co., Ltd.	2,989	16,171
#	Eugene Corp.	28,810	122,293
	Eugene Investment & Securities Co., Ltd.	42,469	84,256
	Eugene Technology Co., Ltd.	7,654	71,316
#*	Eusu Holdings Co., Ltd.	6,956	39,430
	EVERDIGM Corp.	5,254	21,330
*	Exem Co., Ltd.	3,347	7,912
#	F&F Co., Ltd.	3,015	175,810
	Farmsco	9,968	42,954
*	FarmStory Co., Ltd.	32,468	25,503
*	Feelingk Co., Ltd.	20,694	20,352
*	Feelux Co., Ltd.	12,210	51,387
	Fila Korea, Ltd.	18,242	1,032,225
#	Fine Semitech Corp.	7,015	41,996
*	Fine Technix Co., Ltd.	10,892	11,875
#*	FN Republic Co., Ltd.	20,555	20,371
*	FNC Entertainment Co., Ltd.	1,512	8,611
#*	Foosung Co., Ltd.	25,877	192,372
*	Fourth-Link, Inc.	6,152	5,694
	Fursys, Inc.	1,797	46,081
	Gabia, Inc.	4,174	29,397
*	Gamevil, Inc.	1,075	32,544
	Gaon Cable Co., Ltd.	1,471	21,350
*	Genic Co., Ltd.	2,113	10,143
*	Genie Music Corp.	5,644	16,449
*	Gigalane Co., Ltd.	11,619	15,018
#	GMB Korea Corp.	4,841	21,286
*	GNCO Co., Ltd.	25,842	23,662
	GOLFZON Co., Ltd.	1,940	115,948
	Golfzon Newdin Holdings Co., Ltd.	11,819	45,587
*	Good People Co., Ltd.	5,076	19,338
	Green Cross Cell Corp.	983	30,998
	Green Cross Corp.	1,073	96,844
	Green Cross Holdings Corp.	9,106	150,097
	GS Engineering & Construction Corp.	30,868	879,165

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	GS Global Corp.	28,138	$57,716
	GS Holdings Corp.	35,073	1,485,926
	GS Home Shopping, Inc.	1,367	193,084
	GS Retail Co., Ltd.	8,070	253,846
#*	G-SMATT GLOBAL Co., Ltd.	19,008	8,344
	Gwangju Shinsegae Co., Ltd.	441	64,418
*	GY Commerce Co., Ltd.	6,187	2,206
	HAESUNG DS Co., Ltd.	5,158	56,099
	Haimarrow Food Service Co., Ltd.	8,573	17,739
	Haitai Confectionery & Foods Co., Ltd.	2,525	18,278
*	Halla Corp.	12,823	33,914
	Halla Holdings Corp.	5,136	185,651
	Han Kuk Carbon Co., Ltd.	7,373	44,943
	Hana Financial Group, Inc.	107,893	3,158,029
	Hana Micron, Inc.	11,094	36,110
	Hana Tour Service, Inc.	3,452	125,533
*	Hanall Biopharma Co., Ltd.	3,829	84,842
	Hancom MDS, Inc.	2,533	24,881
	Hancom, Inc.	5,785	53,672
	Handok, Inc.	2,303	45,774
	Handsome Co., Ltd.	5,125	160,602
	Hanil Cement Co., Ltd.	1,072	95,176
	Hanil Holdings Co., Ltd.	878	36,538
	Hanil Hyundai Cement Co., Ltd.	500	12,291
*	Hanil Vacuum Co., Ltd.	25,230	21,150
*	Hanjin Heavy Industries & Construction Co., Ltd.	9,167	38,135
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	6,254	16,056
	Hanjin Kal Corp.	10,804	235,021
#	Hanjin Transportation Co., Ltd.	5,352	140,012
*	Hankook Cosmetics Co., Ltd.	2,704	18,300
	Hankook Cosmetics Manufacturing Co., Ltd.	456	9,149
	Hankook Shell Oil Co., Ltd.	457	123,352
	Hankook Tire & Technology Co., Ltd.	29,321	764,241
	Hankuk Paper Manufacturing Co., Ltd.	2,272	34,767
	Hanmi Semiconductor Co., Ltd.	11,729	64,412
	HanmiGlobal Co., Ltd.	3,314	24,368
	Hanon Systems	45,925	451,659
	Hans Biomed Corp.	1,476	28,477
	Hansae Co., Ltd.	3,493	55,485
	Hansae Yes24 Holdings Co., Ltd.	3,777	24,163
	Hanshin Construction	5,084	67,191
	Hanshin Machinery Co.	11,420	15,587
	Hansol Chemical Co., Ltd.	5,264	359,971
*	Hansol Holdings Co., Ltd.	24,136	86,638
	Hansol HomeDeco Co., Ltd.	40,610	40,778
	Hansol Paper Co., Ltd.	11,350	135,121
*	Hansol Technics Co., Ltd.	16,389	96,265
	Hanssem Co., Ltd.	2,045	104,416
	Hanwha Chemical Corp.	33,014	516,617
	Hanwha Galleria Timeworld Co., Ltd.	1,061	16,297
	Hanwha General Insurance Co., Ltd.	39,443	115,982
*	Hanwha Investment & Securities Co., Ltd.	72,927	131,785
	Hanwha Life Insurance Co., Ltd.	197,859	437,304
	Hanyang Eng Co., Ltd.	6,152	59,173
	Hanyang Securities Co., Ltd.	5,181	30,773
*	Harim Co., Ltd.	8,916	20,254
	Harim Holdings Co., Ltd.	8,703	74,965
	HB Technology Co., Ltd.	13,027	31,288
	HDC Holdings Co., Ltd.	19,154	200,911

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HDC Hyundai Engineering Plastics Co., Ltd.	9,569	$43,834
	HDC I-Controls Co., Ltd.	2,438	19,196
*	Heung-A Shipping Co., Ltd.	43,735	18,703
*	Heungkuk Fire & Marine Insurance Co., Ltd.	34,883	114,992
*	Hisem Co., Ltd.	6,201	27,238
	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	70,373
#*	HLB, Inc.	4,624	104,996
*	Home Center Holdings Co., Ltd.	28,326	25,681
*	Homecast Co., Ltd.	8,164	33,663
	Hotel Shilla Co., Ltd.	10,778	710,284
	HS Industries Co., Ltd.	26,100	186,558
	HS R&A Co., Ltd.	24,330	38,608
*	HSD Engine Co., Ltd.	10,450	27,434
	Huchems Fine Chemical Corp.	12,690	243,108
*	Hugel, Inc.	293	92,296
*	Humax Co., Ltd.	10,256	45,001
	Humedix Co., Ltd.	1,789	32,028
	Huons Co., Ltd.	2,356	97,378
	Huons Global Co., Ltd.	1,924	51,506
	Husteel Co., Ltd.	2,394	21,492
	Huvis Corp.	8,020	46,318
	Huvitz Co., Ltd.	6,177	48,031
	Hwa Shin Co., Ltd.	11,649	23,852
	Hwacheon Machine Tool Co., Ltd.	515	18,578
*	Hwajin Co., Ltd.	13,178	12,781
	Hwangkum Steel & Technology Co., Ltd.	5,147	33,156
	HwaSung Industrial Co., Ltd.	4,660	51,088
	Hy-Lok Corp.	6,254	95,920
*	Hyosung Advanced Materials Corp.	1,594	156,686
	Hyosung Chemical Corp.	1,136	155,440
	Hyosung Corp.	5,719	393,027
	Hyosung TNC Co., Ltd.	1,540	186,341
*	Hyulim ROBOT Co., Ltd.	21,742	16,510
	Hyundai BNG Steel Co., Ltd.	6,287	44,314
	Hyundai Construction Equipment Co., Ltd.	6,858	179,213
	Hyundai Corp Holdings, Inc.	2,602	25,715
	Hyundai Corp.	4,149	67,951
	Hyundai Department Store Co., Ltd.	5,190	323,740
*	Hyundai Electric & Energy System Co., Ltd.	3,973	45,843
	Hyundai Elevator Co., Ltd.	3,340	224,262
	Hyundai Engineering & Construction Co., Ltd.	13,469	485,865
	Hyundai Glovis Co., Ltd.	5,118	663,188
	Hyundai Greenfood Co., Ltd.	17,833	186,304
	Hyundai Heavy Industries Holdings Co., Ltd.	2,321	636,336
	Hyundai Home Shopping Network Corp.	2,340	184,352
	Hyundai Hy Communications & Networks Co., Ltd.	24,414	73,710
	Hyundai Livart Furniture Co., Ltd.	6,436	84,128
	Hyundai Marine & Fire Insurance Co., Ltd.	37,969	895,333
*	Hyundai Merchant Marine Co., Ltd.	65,786	183,011
	Hyundai Mipo Dockyard Co., Ltd.	7,942	285,466
	Hyundai Mobis Co., Ltd.	12,934	2,617,218
	Hyundai Motor Co.	22,245	2,366,368
	Hyundai Motor Securities Co., Ltd.	10,101	87,116
*	Hyundai Rotem Co., Ltd.	6,557	91,209
	Hyundai Steel Co.	28,949	943,456
	Hyundai Telecommunication Co., Ltd.	2,596	20,004
	Hyundai Wia Corp.	9,032	328,632
	HyVision System, Inc.	6,172	42,908
	i3system, Inc.	1,104	19,256

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	ICD Co., Ltd.	8,052	$77,800
*	i-Components Co., Ltd.	1,634	9,565
	IDIS Holdings Co., Ltd.	3,560	34,543
	IHQ, Inc.	16,278	24,725
#	Iljin Diamond Co., Ltd.	1,011	26,169
	Iljin Display Co., Ltd.	411	1,365
*	Iljin Electric Co., Ltd.	9,122	21,372
	Iljin Holdings Co., Ltd.	12,691	30,501
*	Iljin Materials Co., Ltd.	4,124	129,376
	Ilshin Spinning Co., Ltd.	866	65,477
*	Ilyang Pharmaceutical Co., Ltd.	3,037	59,923
*	IM Co., Ltd.	9,895	9,164
	iMarketKorea, Inc.	8,309	82,216
	InBody Co., Ltd.	5,197	107,335
*	Incross Co., Ltd.	620	10,294
	Industrial Bank of Korea	92,539	1,025,013
*	Infinitt Healthcare Co., Ltd.	5,114	23,427
*	Infraware, Inc.	9,605	10,273
	INITECH Co., Ltd.	6,800	29,013
*	InkTec Co., Ltd.	3,256	11,180
	Innocean Worldwide, Inc.	1,735	97,735
*	InnoWireless, Inc.	1,034	23,331
*	Innox Advanced Materials Co., Ltd.	3,418	151,937
*	Inscobee, Inc.	29,125	59,755
*	Insun ENT Co., Ltd.	10,668	63,998
	Intelligent Digital Integrated Security Co., Ltd.	1,165	18,957
*	Interflex Co., Ltd.	5,956	48,835
	Interojo Co., Ltd.	4,205	79,694
	Interpark Corp.	4,000	18,523
	Interpark Holdings Corp.	25,238	46,569
	INTOPS Co., Ltd.	9,595	120,205
	INVENIA Co., Ltd.	3,944	9,969
	Inzi Controls Co., Ltd.	7,005	32,350
	INZI Display Co., Ltd.	5,255	10,155
*	Iones Co., Ltd.	3,976	16,789
	IS Dongseo Co., Ltd.	9,489	266,239
	ISC Co., Ltd.	4,726	33,989
	i-SENS, Inc.	4,238	88,476
	ISU Chemical Co., Ltd.	7,276	55,734
	IsuPetasys Co., Ltd.	8,407	34,462
	It's Hanbul Co., Ltd.	2,922	47,147
	J.ESTINA Co., Ltd.	5,394	24,795
	Jahwa Electronics Co., Ltd.	5,727	46,863
	JASTECH, Ltd.	2,242	19,123
*	Jayjun Cosmetic Co., Ltd.	9,047	37,549
	JB Financial Group Co., Ltd.	110,968	515,540
	JC Hyun System, Inc.	6,531	22,960
*	Jcontentree Corp.	17,088	66,729
*	Jeju Semiconductor Corp.	8,133	22,222
	Jejuair Co., Ltd.	2,880	65,532
*	Jeongsan Aikang Co., Ltd.	3,986	6,635
	Jinsung T.E.C.	7,638	47,025
	JLS Co., Ltd.	3,636	22,681
#	JS Corp.	1,923	21,599
	Jusung Engineering Co., Ltd.	15,257	79,848
	JVM Co., Ltd.	1,224	34,087
	JW Life Science Corp.	3,290	62,185
	JYP Entertainment Corp.	9,379	160,102
	Kakao Corp.	4,391	467,759

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Kanglim Co., Ltd.	7,932	$19,370
	Kangnam Jevisco Co., Ltd.	1,835	37,961
	KAON Media Co., Ltd.	4,373	36,922
	KB Financial Group, Inc.	65,852	2,406,369
	KB Financial Group, Inc., ADR	39,797	1,439,457
*	KB Metal Co., Ltd.	9,168	13,315
	KC Co., Ltd.	5,083	54,725
	KC Cottrell Co., Ltd.	626	3,103
	KC Green Holdings Co., Ltd.	7,765	25,068
	KC Tech Co., Ltd.	3,975	50,128
	KCC Corp.	1,866	382,567
	KCC Engineering & Construction Co., Ltd.	4,872	25,696
*	KEC Corp.	46,114	41,410
	KEPCO Engineering & Construction Co., Inc.	2,230	35,353
	KEPCO Plant Service & Engineering Co., Ltd.	6,401	171,929
	Keyang Electric Machinery Co., Ltd.	13,591	35,945
*	KEYEAST Co., Ltd.	36,566	83,959
	KG Chemical Corp.	4,943	49,026
	KG Eco Technology Service Co., Ltd.	10,678	30,034
	Kginicis Co., Ltd.	9,067	94,317
	KGMobilians Co., Ltd.	6,433	31,904
*	KH Vatec Co., Ltd.	5,721	43,471
	Kia Motors Corp.	46,197	1,701,664
	KINX, Inc.	817	25,631
	KISCO Corp.	10,871	48,396
	KISCO Holdings Co., Ltd.	4,668	49,816
	Kishin Corp.	757	2,452
	KISWIRE, Ltd.	4,002	80,397
*	Kiwi Media Group Co., Ltd.	162,075	23,157
#	KIWOOM Securities Co., Ltd.	5,388	329,623
*	KleanNara Co., Ltd.	5,290	10,078
	KL-Net Corp.	4,538	9,420
	KM Corp.	1,874	10,479
	KMH Co., Ltd.	9,025	43,998
	Kocom Co., Ltd.	4,026	22,277
*	Kodaco Co., Ltd.	19,992	27,818
	Koentec Co., Ltd.	3,987	39,533
	Koh Young Technology, Inc.	3,736	260,897
	Kolmar BNH Co., Ltd.	4,641	109,042
	Kolmar Korea Co., Ltd.	1,840	85,337
	Kolmar Korea Holdings Co., Ltd.	3,038	60,338
	Kolon Corp.	4,176	57,531
	Kolon Global Corp.	4,114	29,025
	Kolon Industries, Inc.	9,272	310,491
*	Kolon Life Science, Inc.	3,126	55,317
	Kolon Plastic, Inc.	3,778	17,770
	KoMiCo, Ltd.	2,410	53,211
*	KONA I Co., Ltd.	3,617	50,684
	Korea Asset In Trust Co., Ltd.	25,144	79,896
	Korea Autoglass Corp.	5,235	80,942
	Korea Cast Iron Pipe Industries Co., Ltd.	4,507	46,573
*	Korea Circuit Co., Ltd.	7,389	30,675
*	Korea District Heating Corp.	1,606	73,316
#*	Korea Electric Power Corp., Sponsored ADR	70,537	827,399
*	Korea Electric Power Corp.	14,762	347,533
	Korea Electric Terminal Co., Ltd.	3,484	195,619
	Korea Electronic Certification Authority, Inc.	4,271	12,648
	Korea Electronic Power Industrial Development Co., Ltd.	5,312	15,048
*	Korea Flange Co., Ltd.	11,755	15,833

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Gas Corp.	10,715	$385,713
*	Korea Information & Communications Co., Ltd.	7,042	52,565
	Korea Information Certificate Authority, Inc.	3,853	11,223
	Korea Investment Holdings Co., Ltd.	18,296	1,141,435
*	Korea Line Corp.	8,378	178,504
*	Korea Materials & Analysis Corp.	2,130	20,682
	Korea Petrochemical Ind Co., Ltd.	2,253	227,476
	Korea Real Estate Investment & Trust Co., Ltd.	85,437	157,706
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	8,635	783,962
	Korea Zinc Co., Ltd.	1,983	738,818
	Korean Air Lines Co., Ltd.	31,301	672,203
	Korean Reinsurance Co.	55,396	373,438
	Kortek Corp.	6,043	65,514
	KPX Chemical Co., Ltd.	1,352	64,511
*	KSIGN Co., Ltd.	12,339	13,891
	KSS LINE, Ltd.	8,802	49,130
	KT Corp., Sponsored ADR	12,498	147,476
*	KT Hitel Co., Ltd.	7,684	36,911
	KT Skylife Co., Ltd.	14,019	118,304
	KT Submarine Co., Ltd.	5,549	14,714
*	KTB Investment & Securities Co., Ltd.	28,284	62,362
	KTCS Corp.	20,566	34,705
	Ktis Corp.	11,445	21,057
	Kukbo Design Co., Ltd.	2,197	27,556
	Kukdo Chemical Co., Ltd.	1,792	73,373
	Kukdong Oil & Chemicals Co., Ltd.	8,320	23,748
	Kumho Industrial Co., Ltd.	8,245	90,777
	Kumho Petrochemical Co., Ltd.	8,293	568,700
#*	Kumho Tire Co., Inc.	35,754	120,799
#	Kumkang Kind Co., Ltd.	12,140	40,805
*	Kwang Myung Electric Co., Ltd.	10,184	18,522
	Kyeryong Construction Industrial Co., Ltd.	4,158	89,305
	Kyobo Securities Co., Ltd.	11,174	91,894
	Kyongbo Pharmaceutical Co., Ltd.	4,877	35,244
	Kyung Dong Navien Co., Ltd.	2,219	69,649
*	Kyung Nam Pharm Co., Ltd.	3,082	8,401
	Kyungbang Co., Ltd.	7,757	65,351
	KyungDong City Gas Co., Ltd.	1,202	29,818
	KyungDong Invest Co., Ltd.	487	14,479
#	Kyung-In Synthetic Corp.	10,322	72,412
#	L&F Co., Ltd.	6,591	157,241
#*	LB Semicon, Inc.	21,559	179,368
	LEADCORP, Inc. (The)	9,025	49,600
*	Leaders Cosmetics Co., Ltd.	3,392	19,867
	LEENO Industrial, Inc.	4,357	203,169
*	Leenos Corp.	7,490	8,946
	LF Corp.	12,707	261,805
	LG Chem, Ltd.	10,832	3,063,589
	LG Corp.	17,925	1,069,281
#*	LG Display Co., Ltd., ADR	172,648	1,041,067
*	LG Display Co., Ltd.	75,877	921,928
	LG Electronics, Inc.	25,159	1,377,686
	LG Hausys, Ltd.	3,869	195,066
	LG Household & Health Care, Ltd.	2,150	2,276,474
	LG Innotek Co., Ltd.	7,418	700,467
	LG International Corp.	18,650	289,295
	LG Uplus Corp.	51,717	566,349
	Lion Chemtech Co., Ltd.	2,935	19,277
*	LIS Co., Ltd.	2,810	30,083

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Liveplex Co., Ltd.	45,313	$30,062
	LMS Co., Ltd.	3,047	35,624
	Lock & Lock Co., Ltd.	3,721	48,513
*	LONGTU KOREA, Inc.	2,910	22,929
	LOT Vacuum Co., Ltd.	6,503	38,591
	Lotte Chemical Corp.	7,657	1,496,413
	Lotte Corp.	9,434	269,872
	LOTTE Fine Chemical Co., Ltd.	8,569	350,305
	Lotte Food Co., Ltd.	253	104,382
	LOTTE Himart Co., Ltd.	5,554	171,899
*	Lotte Non-Life Insurance Co., Ltd.	39,836	68,693
	Lotte Shopping Co., Ltd.	3,592	410,790
*	Lotte Tour Development Co., Ltd.	3,991	37,494
	LS Corp.	5,080	188,624
	LS Industrial Systems Co., Ltd.	2,323	90,034
*	Lumens Co., Ltd.	26,924	41,190
*	Lutronic Corp.	2,913	17,926
*	LVMC Holdings	18,095	43,855
#	Macquarie Korea Infrastructure Fund	116,801	1,150,082
	Maeil Holdings Co., Ltd.	5,094	50,867
#*	Magicmicro Co., Ltd.	5,200	6,162
	Mando Corp.	17,448	496,275
*	Maniker Co., Ltd.	14,943	10,828
#	Mcnex Co., Ltd.	7,663	134,440
*	ME2ON Co., Ltd.	11,945	55,915
	Medy-Tox, Inc.	1,739	609,813
	Meerecompany, Inc.	1,694	55,843
	MegaStudy Co., Ltd.	3,816	33,116
	MegaStudyEdu Co., Ltd.	3,460	90,711
*	Melfas, Inc.	5,636	10,967
	Meritz Financial Group, Inc.	20,520	240,893
	Meritz Fire & Marine Insurance Co., Ltd.	33,955	570,587
	Meritz Securities Co., Ltd.	139,511	593,081
	META BIOMED Co., Ltd.	6,026	12,231
*	Mgame Corp.	5,065	14,491
	Mi Chang Oil Industrial Co., Ltd.	382	25,007
	MiCo, Ltd.	17,220	73,513
	Minwise Co., Ltd.	4,370	67,111
	Mirae Asset Daewoo Co., Ltd.	103,564	653,841
	Mirae Asset Life Insurance Co., Ltd.	57,425	192,854
*	Mirae Corp.	238,292	32,615
	Miwon Chemicals Co., Ltd.	571	18,976
	Miwon Commercial Co., Ltd.	701	26,900
	Miwon Specialty Chemical Co., Ltd.	909	56,787
	MK Electron Co., Ltd.	10,839	73,912
*	MNTech Co., Ltd.	8,025	21,824
	Mobase Co., Ltd.	7,531	34,266
*	Moda-InnoChips Co., Ltd.	4,054	13,216
	Modetour Network, Inc.	4,014	52,697
	Moorim P&P Co., Ltd.	15,640	56,909
	Moorim Paper Co., Ltd.	14,496	32,926
	Motonic Corp.	4,499	36,129
*	MP Group, Inc.	9,820	2,046
	Multicampus Corp.	1,164	43,976
*	MyungMoon Pharm Co., Ltd.	4,296	15,720
	Nam Hwa Construction Co., Ltd.	1,461	9,482
	Namhae Chemical Corp.	4,295	32,731
*	Namsun Aluminum Co., Ltd.	20,275	54,592
	Namyang Dairy Products Co., Ltd.	232	105,041

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Nano Chem Tech, Inc.	3,716	$15,127
*	NanoenTek, Inc.	6,677	24,082
	Nasmedia Co., Ltd.	2,360	60,947
	NAVER Corp.	26,540	3,079,089
	NCSoft Corp.	3,890	1,580,686
	NeoPharm Co., Ltd.	2,235	81,635
*	Neowiz	5,131	55,149
*	NEOWIZ HOLDINGS Corp.	3,627	40,458
#	NEPES Corp.	14,371	363,859
#*	Netmarble Corp.	2,207	168,270
*	Neuros Co., Ltd.	3,123	12,919
*	New Power Plasma Co., Ltd.	1,000	12,136
	Nexen Corp.	12,708	63,514
	Nexen Tire Corp.	25,203	182,715
*	Next Entertainment World Co., Ltd.	3,907	12,866
	NextEye Co., Ltd.	7,648	12,816
	Nexturn Co., Ltd.	1,173	9,493
	NH Investment & Securities Co., Ltd.	66,989	734,394
*	NHN Corp.	2,854	149,780
	NHN KCP Corp.	7,219	113,163
	NICE Holdings Co., Ltd.	9,384	171,655
	Nice Information & Telecommunication, Inc.	4,125	108,398
	NICE Information Service Co., Ltd.	20,374	267,351
	NICE Total Cash Management Co., Ltd.	11,894	81,810
*	NK Co., Ltd.	30,243	28,597
	Nong Shim Holdings Co., Ltd.	900	60,304
	Nong Woo Bio Co., Ltd.	3,988	37,178
	NongShim Co., Ltd.	932	184,656
	Noroo Holdings Co., Ltd.	1,493	14,294
	NOROO Paint & Coatings Co., Ltd.	5,670	33,655
	NPC	363	1,026
	NS Shopping Co., Ltd.	8,130	70,926
	Nuri Telecom Co., Ltd.	4,947	21,240
	OCI Co., Ltd.	7,120	449,543
*	Omnisystem Co., Ltd.	14,815	21,701
	Openbase, Inc.	13,127	29,853
	Opto Device Technology Co., Ltd.	5,298	21,395
	OptoElectronics Solutions Co., Ltd.	1,450	80,616
	OPTRON-TEC, Inc.	12,673	62,854
	Orange Life Insurance, Ltd.	5,369	128,257
*	Orbitech Co., Ltd.	2,100	6,808
	Orion Corp.	2,406	163,588
	Orion Holdings Corp.	14,570	191,609
*	OSANGJAIEL Co., Ltd.	4,152	23,098
*	Osstem Implant Co., Ltd.	4,353	252,091
#*	Osung Advanced Materials Co., Ltd.	18,850	24,548
	Ottogi Corp.	250	136,132
	Paik Kwang Industrial Co., Ltd.	8,646	19,552
#*	Pan Ocean Co., Ltd.	79,870	322,738
	Pan-Pacific Co., Ltd.	13,908	34,126
	Partron Co., Ltd.	13,959	168,720
*	Paru Co., Ltd.	9,531	18,419
*	Paxnet Co., Ltd.	1,480	14,233
#*	Pearl Abyss Corp.	2,268	327,528
*	People & Technology, Inc.	4,762	18,499
	Pharma Research Products Co., Ltd.	787	23,370
	PNE Solution Co., Ltd.	3,058	27,108
	Poongsan Holdings Corp.	2,572	81,448
	POSCO	17,635	3,323,888

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	POSCO Chemtech Co., Ltd.	5,456	$222,375
	Posco ICT Co., Ltd.	7,676	32,555
	Posco International Corp.	7,829	123,249
	Posco M-Tech Co., Ltd.	14,118	58,372
*	Power Logics Co., Ltd.	11,435	97,357
	Protec Co., Ltd.	3,397	53,290
	PSK Holdings, Inc.	2,453	16,256
*	PSK, Inc.	6,508	92,682
	Pulmuone Co., Ltd.	8,410	76,513
	Pyeong Hwa Automotive Co., Ltd.	3,435	27,375
*	RaonSecure Co., Ltd.	12,259	29,154
	Rayence Co., Ltd.	1,915	19,464
*	Redrover Co., Ltd.	16,095	8,298
	Reyon Pharmaceutical Co., Ltd.	1,974	23,591
#	RFHIC Corp.	2,343	57,996
*	RFTech Co., Ltd.	4,687	31,724
	Robostar Co., Ltd.	1,376	21,956
#	S Net Systems, Inc.	4,731	34,075
	S&S Tech Corp.	5,602	37,716
*	S&T Corp.	709	10,214
	S&T Holdings Co., Ltd.	5,377	68,908
	S&T Motiv Co., Ltd.	5,681	239,402
*	S.Y. Co., Ltd.	2,999	12,035
	S-1 Corp.	6,246	551,583
	Sajo Industries Co., Ltd.	1,469	55,750
*	Sajodongaone Co., Ltd.	33,458	32,625
	Sam Young Electronics Co., Ltd.	6,567	57,362
	Sam Yung Trading Co., Ltd.	7,608	105,844
	Sambo Motors Co., Ltd.	7,570	34,420
#*	Sambon Electronics Co., Ltd.	7,374	17,400
	Samchully Co., Ltd.	1,511	113,994
*	Samchuly Bicycle Co., Ltd.	5,258	28,055
	Samho Development Co., Ltd.	12,485	48,106
	Samho International Co., Ltd.	3,864	67,478
	SAMHWA Paints Industrial Co., Ltd.	6,914	35,511
	Samick Musical Instruments Co., Ltd.	25,745	36,165
	Samick THK Co., Ltd.	4,280	43,723
	Samji Electronics Co., Ltd.	2,555	23,467
	Samjin Pharmaceutical Co., Ltd.	5,142	117,290
	Samkee Automotive Co., Ltd.	12,204	27,617
	Samkwang Glass Co., Ltd.	1,841	57,778
	Sammok S-Form Co., Ltd.	5,447	46,769
*	SAMPYO Cement Co., Ltd.	24,449	67,777
	Samsung C&T Corp.	11,030	850,201
	Samsung Card Co., Ltd.	12,704	389,271
#	Samsung Electro-Mechanics Co., Ltd.	19,018	1,457,966
	Samsung Electronics Co., Ltd., GDR	18,006	17,255,794
	Samsung Electronics Co., Ltd.	1,067,229	40,420,984
*	Samsung Engineering Co., Ltd.	32,032	441,919
	Samsung Fire & Marine Insurance Co., Ltd.	13,337	2,960,733
*	Samsung Heavy Industries Co., Ltd.	89,780	531,839
	Samsung Life Insurance Co., Ltd.	17,337	1,112,952
*	Samsung Pharmaceutical Co., Ltd.	18,209	32,208
	Samsung SDI Co., Ltd.	7,570	1,576,395
	Samsung SDS Co., Ltd.	5,751	1,005,911
	Samsung Securities Co., Ltd.	22,934	704,553
	SAMT Co., Ltd.	28,486	51,308
	Samwha Capacitor Co., Ltd.	4,575	167,582
	Samwha Electric Co., Ltd.	1,429	21,306

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Corp.	2,085	$94,363
	Samyang Foods Co., Ltd.	1,141	60,788
	Samyang Holdings Corp.	2,569	150,778
	Samyang Tongsang Co., Ltd.	1,031	51,174
#	Sang-A Frontec Co., Ltd.	2,384	31,289
*	Sangbo Corp.	7,260	8,091
#*	Sangsangin Co., Ltd.	23,106	366,721
*	Sangsangin Industry Co., Ltd.	4,508	1,125
	Sangsin Brake	6,230	18,872
	Sangsin Energy Display Precision Co., Ltd.	3,457	30,957
	SaraminHR Co., Ltd.	1,626	31,615
	SAVEZONE I&C Corp.	8,459	26,421
*	SBI Investment Korea Co., Ltd.	24,785	14,367
*	SBS Media Holdings Co., Ltd.	26,174	48,292
*	SBW	69,888	66,535
*	S-Connect Co., Ltd.	38,692	48,234
*	SD Biotechnologies Co., Ltd.	2,244	11,471
#*	SDN Co., Ltd.	13,861	14,176
	Seah Besteel Corp.	8,346	113,726
	SeAH Holdings Corp.	419	30,466
	SeAH Steel Corp.	1,031	55,980
	SeAH Steel Holdings Corp.	1,150	50,302
	Sebang Co., Ltd.	8,899	89,944
	Sebang Global Battery Co., Ltd.	4,466	152,550
	Sebo Manufacturing Engineer Corp.	1,867	14,066
*	Seegene, Inc.	4,985	93,157
#	Sejong Industrial Co., Ltd.	6,842	27,478
*	Sejong Telecom, Inc.	163,379	59,284
*	Sekonix Co., Ltd.	5,506	29,184
*	Selvas AI, Inc.	5,674	13,596
	Sempio Foods Co.	730	17,362
	Semyung Electric Machinery Co., Ltd.	3,019	11,569
	S-Energy Co., Ltd.	5,092	16,932
*	Seobu T&D	12,773	90,904
	Seohan Co., Ltd.	55,168	62,943
	Seohee Construction Co., Ltd.	97,637	97,606
	Seojin System Co., Ltd.	2,390	50,853
	Seoul Auction Co., Ltd.	4,296	23,294
*	Seoul Pharma Co., Ltd.	2,126	10,459
	Seoul Semiconductor Co., Ltd.	21,943	296,142
*	Seouleaguer Co., Ltd.	5,589	9,353
	SEOWONINTECH Co., Ltd.	5,769	25,070
	Seoyon Co., Ltd.	6,326	18,192
	Seoyon E-Hwa Co., Ltd.	8,658	36,190
*	Sewon Cellontech Co., Ltd.	9,299	22,437
	Sewon Precision Industry Co., Ltd.	1,917	13,108
	SEWOONMEDICAL Co., Ltd.	10,144	29,565
	SFA Engineering Corp.	7,482	236,675
*	SFA Semicon Co., Ltd.	53,773	114,796
*	SFC Co., Ltd.	4,742	5,456
*	SG Corp.	28,911	23,855
*	SG&G Corp.	11,339	19,272
*	SGA Co., Ltd.	14,946	10,622
	SH Energy & Chemical Co., Ltd.	21,194	18,865
	Shindaeyang Paper Co., Ltd.	1,105	64,051
	Shinhan Financial Group Co., Ltd.	56,974	2,086,878
	Shinhan Financial Group Co., Ltd., ADR	14,952	543,057
	Shinil Industrial Co., Ltd.	27,475	39,662
	Shinsegae Engineering & Construction Co., Ltd.	2,043	48,784

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae Food Co., Ltd.	986	$61,852
	Shinsegae Information & Communication Co., Ltd.	469	50,974
	Shinsegae International, Inc.	506	72,010
	Shinsegae, Inc.	2,609	554,932
*	Shinsung E&G Co., Ltd.	8,719	7,728
#*	Shinsung Tongsang Co., Ltd.	28,440	33,140
*	Shinwha Intertek Corp.	14,111	64,596
*	Shinwon Construction Co., Ltd.	3,359	9,164
#*	Shinwon Corp.	24,874	42,209
	Shinyoung Securities Co., Ltd.	2,196	108,898
	SHOWBOX Corp.	22,337	71,891
*	Signetics Corp.	34,301	28,305
	SIGONG TECH Co., Ltd.	4,127	18,369
	Silicon Works Co., Ltd.	2,447	78,153
	Silla Co., Ltd.	4,459	46,840
	SIMMTECH Co., Ltd.	11,749	52,801
	SIMPAC, Inc.	9,760	21,779
	Sindoh Co., Ltd.	3,304	120,289
	SK Bioland Co., Ltd.	4,405	49,621
	SK D&D Co., Ltd.	3,581	76,664
	SK Discovery Co., Ltd.	7,353	150,065
	SK Gas, Ltd.	2,746	179,487
	SK Holdings Co., Ltd.	8,740	1,625,093
	SK Hynix, Inc.	226,587	14,504,770
	SK Innovation Co., Ltd.	18,441	2,649,771
	SK Materials Co., Ltd.	2,534	379,855
	SK Networks Co., Ltd.	98,273	412,090
	SK Securities Co., Ltd.	212,632	115,703
#	SK Telecom Co., Ltd., Sponsored ADR	6,344	145,341
	SK Telecom Co., Ltd.	3,393	710,261
	SKC Co., Ltd.	10,553	374,704
#*	SKC Solmics Co., Ltd.	17,800	59,399
#	SKCKOLONPI, Inc.	5,680	137,209
	SL Corp.	7,196	133,865
*	SM Culture & Contents Co., Ltd.	6,924	7,884
#*	SM Entertainment Co.	5,520	163,883
*	S-MAC Co., Ltd.	30,774	22,322
	SMCore, Inc.	1,609	12,277
	SMEC Co., Ltd.	10,746	24,933
*	SNU Precision Co., Ltd.	5,420	12,153
	S-Oil Corp.	12,313	972,752
*	Solborn, Inc.	6,999	23,148
*	Solid, Inc.	27,922	128,042
	Songwon Industrial Co., Ltd.	4,146	65,580
#	Soulbrain Co., Ltd.	6,239	341,280
	SPC Samlip Co., Ltd.	1,112	88,359
#	SPG Co., Ltd.	5,560	39,718
	Spigen Korea Co., Ltd.	1,132	55,432
	Ssangyong Cement Industrial Co., Ltd.	40,119	190,286
*	Ssangyong Motor Co.	6,059	16,975
	ST Pharm Co., Ltd.	1,972	23,373
	Suheung Co., Ltd.	3,327	89,188
	Sun Kwang Co., Ltd.	3,561	49,537
	Sunchang Corp.	4,035	16,474
*	SundayToz Corp.	1,704	24,191
	Sung Bo Chemicals Co., Ltd.	5,109	21,557
	Sung Kwang Bend Co., Ltd.	11,782	91,099
*	Sungchang Enterprise Holdings, Ltd.	30,377	46,023
	Sungdo Engineering & Construction Co., Ltd.	7,793	32,450

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sungshin Cement Co., Ltd.	9,439	$60,324
	Sungwoo Hitech Co., Ltd.	34,636	110,578
#	Sunjin Co., Ltd.	5,383	46,239
*	Sunny Electronics Corp.	5,164	13,386
*	Suprema HQ, Inc.	1,525	8,458
*	Suprema, Inc.	1,413	34,247
*	Synopex, Inc.	29,005	60,719
#	Systems Technology, Inc.	6,960	80,897
*	Tae Kyung Industrial Co., Ltd.	9,059	43,152
	Taekwang Industrial Co., Ltd.	240	251,581
*	Taewoong Co., Ltd.	6,419	49,596
#	Taeyoung Engineering & Construction Co., Ltd.	26,703	297,394
*	Taihan Electric Wire Co., Ltd.	81,481	42,112
*	Taihan Fiberoptics Co., Ltd.	15,758	49,842
	Taihan Textile Co., Ltd.	251	4,230
	Tailim Packaging Co., Ltd.	8,783	45,557
*	TBH Global Co., Ltd.	9,861	23,337
	TechWing, Inc.	9,031	80,065
	Telechips, Inc.	2,727	25,660
	TES Co., Ltd.	9,398	127,288
#	Tesna Co., Ltd.	3,579	126,719
*	Thinkware Systems Corp.	3,694	21,281
*	TK Chemical Corp.	26,714	59,516
	TK Corp.	11,094	86,845
*	TOBESOFT Co., Ltd.	10,864	29,360
	Tokai Carbon Korea Co., Ltd.	2,655	125,341
	Tongyang Life Insurance Co., Ltd.	27,834	90,877
#	Tongyang, Inc.	72,698	99,083
	Tonymoly Co., Ltd.	1,924	14,772
	Top Engineering Co., Ltd.	7,182	52,877
	Toptec Co., Ltd.	3,746	30,530
	Tovis Co., Ltd.	8,227	48,141
	TS Corp.	2,640	43,926
*	T'way Holdings, Inc.	23,154	31,225
	UBCare Co., Ltd.	6,063	28,123
	Ubiquoss Holdings, Inc.	2,043	57,769
	Ubiquoss, Inc.	1,088	31,062
#*	Ugint Co., Ltd.	45,652	40,517
	UIL Co., Ltd.	5,829	24,289
	Uju Electronics Co., Ltd.	3,162	21,832
*	Unick Corp.	5,571	29,262
	Unid Co., Ltd.	3,325	133,011
	Union Semiconductor Equipment & Materials Co., Ltd.	17,865	60,653
	Uniquest Corp.	5,700	29,038
*	Unison Co., Ltd.	23,914	20,067
#	UniTest, Inc.	10,206	97,002
	Value Added Technology Co., Ltd.	4,168	87,593
	Very Good Tour Co., Ltd.	1,852	9,785
	Viatron Technologies, Inc.	4,608	38,453
	Vieworks Co., Ltd.	3,125	71,717
#	Visang Education, Inc.	4,557	30,093
*	Vitzrocell Co., Ltd.	4,814	42,081
*	W Holding Co., Ltd.	65,827	20,683
*	Webzen, Inc.	5,541	71,138
*	Welcron Co., Ltd.	7,245	17,933
	Wemade Co., Ltd.	1,592	35,672
	Whanin Pharmaceutical Co., Ltd.	3,902	53,860
*	WillBes & Co. (The)	38,655	33,260
#	Winix, Inc.	4,338	71,618

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Wins Co., Ltd.	1,654	$17,744
#	WiSoL Co., Ltd.	13,375	192,306
*	WIZIT Co., Ltd.	27,174	21,279
*	Won Ik Corp.	5,765	17,973
*	WONIK CUBE Corp.	9,926	17,653
*	Wonik Holdings Co., Ltd.	21,934	68,339
	WONIK IPS Co., Ltd.	16,091	333,756
#	Wonik Materials Co., Ltd.	4,486	87,866
*	Wonik QnC Corp.	6,172	55,954
*	Woongjin Co., Ltd.	34,798	42,317
	Woongjin Coway Co., Ltd.	13,932	984,089
*	Woongjin Energy Co., Ltd.	6,224	3,606
*	Woongjin Thinkbig Co., Ltd.	33,387	67,145
#*	Woori Financial Group, Inc., Sponsored ADR	3,393	112,851
	Woori Financial Group, Inc.	159,970	1,767,211
*	Woori Investment Bank Co., Ltd.	115,250	69,105
	Woori Technology Investment Co., Ltd.	10,713	26,386
*	Woori Technology, Inc.	31,424	24,723
*	Wooridul Pharmaceutical, Ltd.	2,913	14,987
	Woorison F&G Co., Ltd.	18,507	30,934
	Woory Industrial Co., Ltd.	2,475	43,719
	Wooshin Systems Co., Ltd.	5,755	28,359
*	Woosu AMS Co., Ltd.	3,430	10,668
*	WooSung Feed Co., Ltd.	14,799	35,157
	Worldex Industry & Trading Co., Ltd.	1,798	9,694
	Y G-1 Co., Ltd.	13,598	96,819
*	YeaRimDang Publishing Co., Ltd.	10,304	35,220
*	Yest Co., Ltd.	735	6,884
	YG Entertainment, Inc.	1,934	40,640
*	YG PLUS	6,480	5,972
*	YIK Corp.	5,142	9,937
*	YJM Games Co., Ltd.	15,504	22,598
	YMC Co., Ltd.	7,954	30,376
*	Yonwoo Co., Ltd.	401	7,071
	Yoosung Enterprise Co., Ltd.	10,361	24,861
	YooSung T&S Co., Ltd.	7,040	15,814
	Youlchon Chemical Co., Ltd.	5,081	67,371
*	Young In Frontier Co., Ltd.	3,776	35,503
	Young Poong Corp.	158	90,582
	Young Poong Precision Corp.	6,555	45,166
	Youngone Corp.	10,136	287,350
	Youngone Holdings Co., Ltd.	3,692	163,978
*	Yuanta Securities Korea Co., Ltd.	60,091	139,064
	YuHwa Securities Co., Ltd.	2,727	28,668
*	Yujin Robot Co., Ltd.	4,869	11,757
*	Yungjin Pharmaceutical Co., Ltd.	15,980	60,326
	Zeus Co., Ltd.	3,176	32,368
TOTAL SOUTH KOREA			221,007,325
TAIWAN — (16.8%)
	ABC Taiwan Electronics Corp.	60,930	44,106
	Ability Enterprise Co., Ltd.	132,508	73,196
	Ability Opto-Electronics Technology Co., Ltd.	31,891	53,607
	AcBel Polytech, Inc.	164,685	119,404
	Accton Technology Corp.	179,858	765,632
	Acer, Inc.	1,056,287	637,970
	ACES Electronic Co., Ltd.	56,000	39,977
*	Acon Holding, Inc.	122,000	34,345
	Acter Group Corp., Ltd.	30,300	159,191

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Action Electronics Co., Ltd.	103,000	$22,057
	Actron Technology Corp.	40,000	124,978
	A-DATA Technology Co., Ltd.	49,605	83,663
	Addcn Technology Co., Ltd.	10,000	83,817
	Adlink Technology, Inc.	48,814	76,459
	Advanced Ceramic X Corp.	20,000	152,663
	Advanced International Multitech Co., Ltd.	82,000	108,206
	Advanced Optoelectronic Technology, Inc.	49,000	24,559
	Advanced Wireless Semiconductor Co.	71,000	160,012
	Advancetek Enterprise Co., Ltd.	131,908	69,819
	Advantech Co., Ltd.	74,607	627,527
*	AGV Products Corp.	229,172	54,423
	Airtac International Group	48,078	490,927
#	Alchip Technologies, Ltd.	30,000	96,232
	Alcor Micro Corp.	17,000	8,307
*	ALI Corp.	174,000	62,729
	All Ring Tech Co., Ltd.	35,000	41,624
	Allied Circuit Co., Ltd.	12,000	27,702
	Allis Electric Co., Ltd.	103,000	59,902
	Alltek Technology Corp.	50,402	32,282
	Alltop Technology Co., Ltd.	38,000	69,872
	Alpha Networks, Inc.	125,500	91,696
	Altek Corp.	117,727	94,259
	Amazing Microelectronic Corp.	36,432	103,660
	Ambassador Hotel (The)	138,000	98,288
	Ampire Co., Ltd.	61,000	51,263
	AMPOC Far-East Co., Ltd.	31,000	28,660
*	AmTRAN Technology Co., Ltd.	521,907	189,105
	Anpec Electronics Corp.	42,317	85,242
	AP Memory Technology Corp.	5,248	6,725
	Apacer Technology, Inc.	55,506	58,423
	APAQ Technology Co., Ltd.	24,422	24,794
	APCB, Inc.	91,000	77,939
	Apex Biotechnology Corp.	50,477	48,390
#*	Apex International Co., Ltd.	100,868	165,839
	Apex Medical Corp.	35,000	29,268
	Apex Science & Engineering	68,848	19,002
	Arcadyan Technology Corp.	82,859	284,520
	Ardentec Corp.	285,411	273,629
	Argosy Research, Inc.	20,000	37,541
	ASE Technology Holding Co., Ltd., ADR	247,572	1,084,365
	ASE Technology Holding Co., Ltd.	802,089	1,787,146
	Asia Cement Corp.	728,696	974,623
	Asia Optical Co., Inc.	120,000	317,692
*	Asia Pacific Telecom Co., Ltd.	1,338,000	303,717
	Asia Plastic Recycling Holding, Ltd.	120,857	24,204
	Asia Polymer Corp.	213,422	102,828
	Asia Tech Image, Inc.	26,000	36,702
	Asia Vital Components Co., Ltd.	142,278	183,410
#	ASMedia Technology, Inc.	13,312	225,548
	ASPEED Technology, Inc.	9,599	210,005
	ASROCK, Inc.	15,000	28,523
	Asustek Computer, Inc.	167,996	1,190,252
	Aten International Co., Ltd.	46,000	125,539
	AU Optronics Corp., Sponsored ADR	46,128	118,088
	AU Optronics Corp.	3,393,000	895,815
	Audix Corp.	52,800	62,662
	AURAS Technology Co., Ltd.	18,000	91,540
	Aurona Industries, Inc.	42,000	25,790

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Aurora Corp.	23,585	$72,890
	Avalue Technology, Inc.	19,000	37,174
	Avermedia Technologies	109,690	39,384
	AVY Precision Technology, Inc.	57,876	69,767
	Awea Mechantronic Co., Ltd.	13,230	13,174
	Axiomtek Co., Ltd.	34,000	58,960
*	Azurewave Technologies, Inc.	47,000	31,671
	Bank of Kaohsiung Co., Ltd.	277,929	87,145
	Baolong International Co., Ltd.	45,000	18,550
	Basso Industry Corp.	67,000	123,034
	BenQ Materials Corp.	87,000	66,863
	BES Engineering Corp.	803,000	197,610
	Bin Chuan Enterprise Co., Ltd.	53,650	40,015
	Bionime Corp.	13,000	21,233
	Biostar Microtech International Corp.	91,000	33,627
	Bioteque Corp.	35,010	146,107
	Bizlink Holding, Inc.	63,807	483,585
*	Boardtek Electronics Corp.	60,000	57,888
	Bon Fame Co., Ltd.	7,000	12,780
	Bright Led Electronics Corp.	76,100	28,387
	Brighton-Best International Taiwan, Inc.	83,331	93,186
	C Sun Manufacturing, Ltd.	106,000	98,804
*	Calin Technology Co., Ltd.	26,000	27,158
*	Cameo Communications, Inc.	157,000	43,291
	Capital Futures Corp.	53,600	75,208
	Capital Securities Corp.	981,902	298,774
	Career Technology MFG. Co., Ltd.	85,438	88,273
*	Carnival Industrial Corp.	183,000	36,988
#	Casetek Holdings, Ltd.	113,504	185,993
#	Catcher Technology Co., Ltd.	303,509	2,224,157
	Cathay Financial Holding Co., Ltd.	1,377,125	1,798,039
	Cathay Real Estate Development Co., Ltd.	343,300	240,234
	Cayman Engley Industrial Co., Ltd.	12,785	42,319
	Celxpert Energy Corp.	24,000	22,731
	Center Laboratories, Inc.	53,554	136,715
	Central Reinsurance Co., Ltd.	90,300	51,713
	Chailease Holding Co., Ltd.	356,091	1,493,811
	Chain Chon Industrial Co., Ltd.	103,000	29,301
	ChainQui Construction Development Co., Ltd.	31,720	30,088
*	Champion Building Materials Co., Ltd.	168,000	37,386
	Chang Hwa Commercial Bank, Ltd.	1,275,467	891,389
	Chang Wah Electromaterials, Inc.	18,524	94,051
	Chang Wah Technology Co., Ltd.	9,000	79,640
	Channel Well Technology Co., Ltd.	121,000	98,368
	Chant Sincere Co., Ltd.	25,000	20,813
	Charoen Pokphand Enterprise	106,160	251,435
	Chaun-Choung Technology Corp.	14,000	109,863
	CHC Healthcare Group	49,000	76,824
	CHC Resources Corp.	30,379	49,480
	Chen Full International Co., Ltd.	46,000	62,280
	Chenbro Micom Co., Ltd.	37,000	75,678
#	Cheng Loong Corp.	501,480	301,824
#*	Cheng Mei Materials Technology Corp.	401,250	137,039
	Cheng Shin Rubber Industry Co., Ltd.	888,808	1,149,188
	Cheng Uei Precision Industry Co., Ltd.	159,159	172,524
	Chenming Mold Industry Corp.	64,000	29,228
	Chia Chang Co., Ltd.	76,000	95,875
#	Chia Hsin Cement Corp.	257,000	137,084
	Chian Hsing Forging Industrial Co., Ltd.	22,000	31,862

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chicony Electronics Co., Ltd.	156,350	$397,567
	Chicony Power Technology Co., Ltd.	73,731	132,684
#	Chieftek Precision Co., Ltd.	37,500	115,021
	Chien Kuo Construction Co., Ltd.	138,675	44,509
	Chilisin Electronics Corp.	112,590	301,219
	Chime Ball Technology Co., Ltd.	10,565	12,776
	China Airlines, Ltd.	2,032,062	622,566
	China Bills Finance Corp.	575,000	272,394
	China Chemical & Pharmaceutical Co., Ltd.	137,000	81,266
	China Development Financial Holding Corp.	2,964,579	880,320
	China Ecotek Corp.	10,000	10,507
	China Electric Manufacturing Corp.	157,000	47,249
	China Fineblanking Technology Co., Ltd.	13,000	13,942
#	China General Plastics Corp.	238,359	162,806
	China Glaze Co., Ltd.	98,680	38,441
	China Life Insurance Co., Ltd.	742,503	611,896
	China Man-Made Fiber Corp.	671,728	201,925
	China Metal Products	167,190	174,271
	China Motor Corp.	244,000	200,125
#	China Petrochemical Development Corp.	1,740,996	578,322
	China Steel Chemical Corp.	68,227	277,651
	China Steel Corp.	2,751,940	2,117,162
	China Steel Structure Co., Ltd.	35,000	27,247
	China Wire & Cable Co., Ltd.	63,120	42,120
	Chinese Maritime Transport, Ltd.	67,120	78,222
*	Ching Feng Home Fashions Co., Ltd.	41,000	35,175
	Chin-Poon Industrial Co., Ltd.	248,113	267,169
	Chipbond Technology Corp.	301,000	603,481
	ChipMOS Techinologies, Inc.	103,594	94,609
	ChipMOS Technologies, Inc., ADR	5,151	93,740
	Chlitina Holding, Ltd.	25,000	196,139
	Chong Hong Construction Co., Ltd.	116,361	334,021
#	Chroma ATE, Inc.	91,466	426,026
	Chun YU Works & Co., Ltd.	122,000	85,104
	Chun Yuan Steel	238,999	77,937
	Chung Hsin Electric & Machinery Manufacturing Corp.	253,000	170,831
#	Chung Hung Steel Corp.	641,889	216,072
	Chung Hwa Pulp Corp.	241,246	78,859
	Chunghwa Precision Test Tech Co., Ltd.	4,000	55,440
	Chunghwa Telecom Co., Ltd., Sponsored ADR	43,584	1,492,752
	Chunghwa Telecom Co., Ltd.	261,800	905,684
	Chyang Sheng Dyeing & Finishing Co., Ltd.	75,000	34,243
	Cleanaway Co., Ltd.	45,000	229,676
	Clevo Co.	252,869	257,876
#*	CMC Magnetics Corp.	1,082,642	236,622
	Coland Holdings, Ltd.	22,000	20,332
	Compal Electronics, Inc.	1,805,086	1,102,847
	Compeq Manufacturing Co., Ltd.	679,000	582,237
	Compucase Enterprise	46,000	38,699
	Concord Securities Co., Ltd.	286,314	67,601
#	Concraft Holding Co., Ltd.	24,527	115,699
	Continental Holdings Corp.	229,250	127,836
	Contrel Technology Co., Ltd.	70,000	39,579
	Coremax Corp.	42,287	103,660
	Coretronic Corp.	277,600	356,472
#	Co-Tech Development Corp.	125,541	133,586
	Cowealth Medical Holding Co., Ltd.	21,600	34,885
	Coxon Precise Industrial Co., Ltd.	59,000	35,529
	Creative Sensor, Inc.	51,000	35,711

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	CSBC Corp. Taiwan	87,031	$72,864
	CTBC Financial Holding Co., Ltd.	3,783,612	2,459,442
	CTCI Corp.	203,555	297,158
	C-Tech United Corp.	19,555	12,397
	Cub Elecparts, Inc.	30,723	277,597
	CviLux Corp.	40,902	32,375
	CX Technology Co., Ltd.	35,135	24,252
	Cyberlink Corp.	22,356	61,408
	CyberPower Systems, Inc.	24,000	70,544
	CyberTAN Technology, Inc.	172,576	88,132
	Cypress Technology Co., Ltd.	16,900	42,820
	DA CIN Construction Co., Ltd.	121,000	76,244
	Dadi Early-Childhood Education Group, Ltd.	12,660	119,372
	Dafeng TV, Ltd.	28,396	32,434
	Da-Li Development Co., Ltd.	38,046	36,488
*	Danen Technology Corp.	188,000	9,591
	Darfon Electronics Corp.	83,000	109,846
	Darwin Precisions Corp.	160,000	92,170
	Daxin Materials Corp.	33,000	102,939
	De Licacy Industrial Co., Ltd.	118,209	88,444
*	Delpha Construction Co., Ltd.	60,639	31,342
	Delta Electronics, Inc.	301,940	1,457,507
	Depo Auto Parts Ind Co., Ltd.	65,000	150,109
	Dimerco Data System Corp.	31,000	38,041
	Dimerco Express Corp.	60,000	41,219
*	D-Link Corp.	349,148	147,125
	Draytek Corp.	13,000	12,105
	Dyaco International, Inc.	14,489	20,211
*	Dynamic Electronics Co., Ltd.	146,006	46,647
	Dynapack International Technology Corp.	84,000	128,858
	E Ink Holdings, Inc.	239,000	261,874
	E.Sun Financial Holding Co., Ltd.	3,021,453	2,516,638
	Eastern Media International Corp.	192,000	63,011
	Eclat Textile Co., Ltd.	52,279	684,139
	ECOVE Environment Corp.	17,000	111,639
*	Edimax Technology Co., Ltd.	145,044	51,274
	Edison Opto Corp.	54,000	24,862
	Edom Technology Co., Ltd.	81,014	35,573
	eGalax_eMPIA Technology, Inc.	28,909	43,957
#	Egis Technology, Inc.	33,000	233,373
	Elan Microelectronics Corp.	139,959	356,733
*	E-Lead Electronic Co., Ltd.	39,000	26,961
	E-LIFE MALL Corp.	42,000	87,033
	Elite Advanced Laser Corp.	108,928	195,122
	Elite Material Co., Ltd.	151,909	578,011
	Elite Semiconductor Memory Technology, Inc.	140,000	147,169
	Elitegroup Computer Systems Co., Ltd.	201,235	69,997
	eMemory Technology, Inc.	32,000	384,707
	Ennoconn Corp.	23,587	164,594
	EnTie Commercial Bank Co., Ltd.	129,500	67,671
	Epileds Technologies, Inc.	59,000	29,415
	Epistar Corp.	643,954	507,673
	Eslite Spectrum Corp. (The)	9,000	36,536
	Eson Precision Ind. Co., Ltd.	30,000	37,916
	Eternal Materials Co., Ltd.	381,075	320,222
*	E-Ton Solar Tech Co., Ltd.	72,966	5,941
*	Etron Technology, Inc.	171,000	61,201
	Eurocharm Holdings Co., Ltd.	13,000	55,658
	Eva Airways Corp.	1,788,624	837,290

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Everest Textile Co., Ltd.	276,646	$101,058
	Evergreen International Storage & Transport Corp.	301,000	138,063
	Evergreen Marine Corp. Taiwan, Ltd.	429,000	197,393
	Everlight Electronics Co., Ltd.	293,149	281,759
	Excellence Opto, Inc.	49,000	33,969
	Excelsior Medical Co., Ltd.	57,800	93,077
	EZconn Corp.	26,250	30,911
	Far Eastern Department Stores, Ltd.	675,370	511,172
	Far Eastern International Bank	1,176,273	471,468
	Far Eastern New Century Corp.	1,118,560	1,058,252
	Far EasTone Telecommunications Co., Ltd.	524,000	1,202,787
#	Faraday Technology Corp.	79,000	157,695
	Farglory F T Z Investment Holding Co., Ltd.	24,000	15,542
	Farglory Land Development Co., Ltd.	160,442	196,189
*	Federal Corp.	212,729	82,562
	Feedback Technology Corp.	15,400	36,237
	Feng Hsin Steel Co., Ltd.	239,550	439,259
	Feng TAY Enterprise Co., Ltd.	117,817	783,491
*	First Copper Technology Co., Ltd.	120,000	39,646
	First Financial Holding Co., Ltd.	1,904,506	1,429,968
	First Hi-Tec Enterprise Co., Ltd.	54,000	76,026
	First Hotel	84,746	43,003
	First Insurance Co., Ltd. (The)	154,606	74,655
*	First Steamship Co., Ltd.	355,234	142,620
	FLEXium Interconnect, Inc.	177,001	538,690
	Flytech Technology Co., Ltd.	75,373	183,938
#	FocalTech Systems Co., Ltd.	170,792	126,692
	Forest Water Environment Engineering Co., Ltd.	21,667	35,883
	Formosa Advanced Technologies Co., Ltd.	93,000	99,013
	Formosa Chemicals & Fibre Corp.	761,378	2,315,999
	Formosa International Hotels Corp.	21,905	118,553
	Formosa Oilseed Processing Co., Ltd.	28,000	50,994
	Formosa Optical Technology Co., Ltd.	7,000	14,884
	Formosa Petrochemical Corp.	298,000	1,010,149
	Formosa Plastics Corp.	650,134	2,091,358
	Formosa Sumco Technology Corp.	23,000	81,613
	Formosa Taffeta Co., Ltd.	340,000	384,709
	Formosan Rubber Group, Inc.	154,720	95,558
	Formosan Union Chemical	214,260	93,501
	Fortune Electric Co., Ltd.	42,000	34,305
	Founding Construction & Development Co., Ltd.	87,460	44,648
	Foxconn Technology Co., Ltd.	394,536	810,616
	Foxsemicon Integrated Technology, Inc.	39,562	149,139
	Froch Enterprise Co., Ltd.	155,713	63,370
	FSP Technology, Inc.	78,886	48,856
	Fubon Financial Holding Co., Ltd.	1,847,896	2,554,639
	Fulgent Sun International Holding Co., Ltd.	59,216	170,999
	Fullerton Technology Co., Ltd.	69,000	43,945
	Fulltech Fiber Glass Corp.	201,544	97,810
	Fwusow Industry Co., Ltd.	31,756	18,472
	G Shank Enterprise Co., Ltd.	86,382	68,162
	Gallant Precision Machining Co., Ltd.	82,000	51,328
	Gamania Digital Entertainment Co., Ltd.	12,000	25,991
	GCS Holdings, Inc.	30,000	57,726
	GEM Services, Inc.	32,670	66,544
*	Gemtek Technology Corp.	204,574	176,337
	General Interface Solution Holding, Ltd.	116,000	426,391
	General Plastic Industrial Co., Ltd.	34,384	35,342
	Generalplus Technology, Inc.	25,000	27,331

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Genesys Logic, Inc.	43,000	$44,193
	Genius Electronic Optical Co., Ltd.	29,071	390,234
*	GeoVision, Inc.	37,264	36,963
	Getac Technology Corp.	129,000	187,491
	Giant Manufacturing Co., Ltd.	121,287	925,782
	Giantplus Technology Co., Ltd.	118,000	45,445
	Gigabyte Technology Co., Ltd.	257,000	384,065
*	Gigasolar Materials Corp.	13,280	58,552
*	Gigastorage Corp.	172,213	50,819
	Ginko International Co., Ltd.	13,000	84,133
	Global Brands Manufacture, Ltd.	192,666	104,706
	Global Lighting Technologies, Inc.	52,000	103,270
	Global Mixed Mode Technology, Inc.	32,000	102,248
	Global PMX Co., Ltd.	22,000	82,805
	Global Unichip Corp.	39,000	316,896
#	Globalwafers Co., Ltd.	92,000	976,153
	Globe Union Industrial Corp.	193,518	100,487
	Gloria Material Technology Corp.	240,708	149,380
*	GlycoNex, Inc.	11,000	7,675
*	Gold Circuit Electronics, Ltd.	250,263	106,996
	Golden Friends Corp.	22,500	42,507
#	Goldsun Building Materials Co., Ltd.	633,730	169,105
	Good Will Instrument Co., Ltd.	29,859	25,543
#	Gourmet Master Co., Ltd.	51,052	302,281
	Grand Fortune Securities Co., Ltd.	86,000	23,127
	Grand Ocean Retail Group, Ltd.	42,000	45,608
*	Grand Pacific Petrochemical	570,000	372,143
	Grand Plastic Technology Corp.	14,000	60,611
	GrandTech CG Systems, Inc.	30,450	40,658
	Grape King Bio, Ltd.	54,000	334,538
	Great China Metal Industry	105,000	82,145
#	Great Taipei Gas Co., Ltd.	149,000	139,315
	Great Wall Enterprise Co., Ltd.	293,259	383,503
	Greatek Electronics, Inc.	191,000	272,106
*	Green Energy Technology, Inc.	181,537	1,868
	Green River Holding Co., Ltd.	5,080	14,973
	Green Seal Holding, Ltd.	9,500	11,933
	GTM Holdings Corp.	63,000	46,280
	Hannstar Board Corp.	176,126	210,326
#	HannStar Display Corp.	1,460,667	310,008
#*	HannsTouch Solution, Inc.	184,743	86,270
	Hanpin Electron Co., Ltd.	38,000	46,104
	Harvatek Corp.	83,052	40,041
	Hi-Clearance, Inc.	5,107	16,732
	Highlight Tech Corp.	46,000	36,570
	Highwealth Construction Corp.	373,918	584,613
	HIM International Music, Inc.	21,190	89,298
	Hiroca Holdings, Ltd.	35,728	77,999
	Hitron Technology, Inc.	143,799	93,956
	Hiwin Technologies Corp.	104,012	922,435
	Ho Tung Chemical Corp.	474,035	106,620
	Hocheng Corp.	137,300	34,002
	Holiday Entertainment Co., Ltd.	37,000	79,404
	Holtek Semiconductor, Inc.	99,000	221,188
#	Holy Stone Enterprise Co., Ltd.	80,000	239,353
	Hon Hai Precision Industry Co., Ltd.	1,764,599	4,423,444
	Hon Hai Precision Industry Co., Ltd., GDR	92,121	469,771
	Hon Hai Precision Industry Co., Ltd., GDR	25,713	130,622
	Hong Pu Real Estate Development Co., Ltd.	107,609	71,131

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hong TAI Electric Industrial	125,000	$39,159
	Hong YI Fiber Industry Co.	68,000	41,680
*	Horizon Securities Co., Ltd.	220,000	44,326
	Hota Industrial Manufacturing Co., Ltd.	98,871	345,389
	Hotai Motor Co., Ltd.	61,000	877,940
	Hotron Precision Electronic Industrial Co., Ltd.	33,201	51,338
	Hsin Kuang Steel Co., Ltd.	96,788	95,292
	Hsin Yung Chien Co., Ltd.	15,900	45,505
	Hu Lane Associate, Inc.	48,151	119,940
	HUA ENG Wire & Cable Co., Ltd.	211,000	66,869
	Hua Nan Financial Holdings Co., Ltd.	1,453,638	1,022,972
	Huaku Development Co., Ltd.	96,465	252,691
	Huang Hsiang Construction Corp.	107,000	108,451
	Hung Ching Development & Construction Co., Ltd.	73,000	53,180
	Hung Sheng Construction, Ltd.	374,000	241,212
	Huxen Corp.	10,000	15,422
*	Hwa Fong Rubber Industrial Co., Ltd.	118,430	43,076
	Hwacom Systems, Inc.	43,000	25,594
	Ibase Technology, Inc.	61,076	90,459
	IBF Financial Holdings Co., Ltd.	1,394,693	496,793
*	Ichia Technologies, Inc.	148,897	77,121
*	I-Chiun Precision Industry Co., Ltd.	66,000	17,704
	IEI Integration Corp.	102,800	108,713
	Infortrend Technology, Inc.	110,798	45,972
	Info-Tek Corp.	26,000	13,115
	Innodisk Corp.	35,171	142,208
#	Innolux Corp.	4,477,461	1,035,216
	Inpaq Technology Co., Ltd.	45,000	43,759
	Intai Technology Corp.	14,000	63,247
	Integrated Service Technology, Inc.	38,000	57,829
	IntelliEPI, Inc.	9,000	17,770
#	International CSRC Investment Holdings Co.	301,239	366,758
	International Games System Co., Ltd.	33,000	326,285
	Inventec Corp.	1,126,181	837,542
	Iron Force Industrial Co., Ltd.	24,000	83,554
	I-Sheng Electric Wire & Cable Co., Ltd.	50,000	66,381
	ITE Technology, Inc.	79,202	84,260
	ITEQ Corp.	96,299	419,499
	Jarllytec Co., Ltd.	29,000	63,830
	Jentech Precision Industrial Co., Ltd.	24,000	97,436
	Jess-Link Products Co., Ltd.	42,875	41,735
	Jih Lin Technology Co., Ltd.	31,000	66,363
	Jih Sun Financial Holdings Co., Ltd.	855,695	294,944
	Jinan Acetate Chemical Co., Ltd.	4,000	17,817
	Jinli Group Holdings, Ltd.	79,803	37,479
	Johnson Health Tech Co., Ltd.	30,948	79,506
	Jourdeness Group, Ltd.	16,000	51,823
	K Laser Technology, Inc.	47,000	31,316
	Kaimei Electronic Corp.	24,242	40,414
	Kaori Heat Treatment Co., Ltd.	45,983	65,282
	Kaulin Manufacturing Co., Ltd.	33,000	16,728
	KEE TAI Properties Co., Ltd.	287,226	111,360
	Kenda Rubber Industrial Co., Ltd.	209,842	195,385
	Kenmec Mechanical Engineering Co., Ltd.	98,000	44,130
	Kerry TJ Logistics Co., Ltd.	82,000	95,429
	Kindom Construction Corp.	274,000	221,227
	King Chou Marine Technology Co., Ltd.	45,660	52,280
	King Slide Works Co., Ltd.	19,050	200,793
	King Yuan Electronics Co., Ltd.	791,529	821,624

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Kingcan Holdings, Ltd.	27,675	$14,903
	Kingpak Technology, Inc.	22,000	104,739
	Kingpak Technology, Inc.	2,296	3,175
	King's Town Bank Co., Ltd.	414,000	422,923
	King's Town Construction Co., Ltd.	49,348	44,242
	Kinik Co.	64,000	120,600
*	Kinko Optical Co., Ltd.	23,000	22,117
	Kinpo Electronics	813,028	271,021
#	Kinsus Interconnect Technology Corp.	177,009	224,735
	KMC Kuei Meng International, Inc.	34,761	115,988
	KNH Enterprise Co., Ltd.	59,000	20,187
	KS Terminals, Inc.	67,760	88,056
	Kung Long Batteries Industrial Co., Ltd.	36,000	192,268
	Kung Sing Engineering Corp.	188,000	42,779
*	Kuo Toong International Co., Ltd.	110,108	69,293
	Kuoyang Construction Co., Ltd.	208,652	80,635
	Kwong Fong Industries Corp.	50,442	25,126
	Kwong Lung Enterprise Co., Ltd.	41,000	59,838
	KYE Systems Corp.	146,426	38,503
	L&K Engineering Co., Ltd.	92,000	82,869
*	LAN FA Textile	159,277	38,557
#	Land Mark Optoelectronics Corp.	29,000	228,004
	Lanner Electronics, Inc.	42,420	106,401
	Largan Precision Co., Ltd.	19,306	2,609,755
	Laser Tek Taiwan Co., Ltd.	50,000	43,018
	Laster Tech Corp., Ltd.	31,669	37,388
*	Leader Electronics, Inc.	67,602	16,704
	Lealea Enterprise Co., Ltd.	414,981	121,521
	Ledlink Optics, Inc.	38,467	30,655
	LEE CHI Enterprises Co., Ltd.	103,000	31,842
	Lelon Electronics Corp.	44,250	59,205
	Lemtech Holdings Co., Ltd.	14,000	62,992
*	Leofoo Development Co., Ltd.	138,645	31,169
	LES Enphants Co., Ltd.	90,901	21,861
	Lextar Electronics Corp.	167,000	81,409
	Li Cheng Enterprise Co., Ltd.	48,675	92,084
	Li Peng Enterprise Co., Ltd.	323,806	75,039
	Lian HWA Food Corp.	47,540	70,859
	Lida Holdings, Ltd.	27,000	43,197
	Lien Hwa Industrial Corp.	277,026	347,110
	Lifestyle Global Enterprise, Inc.	8,000	20,208
	Lingsen Precision Industries, Ltd.	228,000	65,111
	Lion Travel Service Co., Ltd.	21,000	56,097
	Lite-On Semiconductor Corp.	70,213	71,063
	Lite-On Technology Corp.	872,395	1,234,952
	Long Bon International Co., Ltd.	198,225	100,856
#	Longchen Paper & Packaging Co., Ltd.	372,443	177,613
	Longwell Co.	18,000	33,010
	Lotes Co., Ltd.	36,509	266,974
	Lu Hai Holding Corp.	19,799	26,472
*	Lucky Cement Corp.	112,000	24,552
	Lumax International Corp., Ltd.	43,492	122,201
	Lung Yen Life Service Corp.	72,000	143,970
*	LuxNet Corp.	35,698	24,043
	Macauto Industrial Co., Ltd.	30,000	82,439
	Machvision, Inc.	17,000	200,775
	Macroblock, Inc.	15,367	58,918
	Macronix International	1,253,201	1,253,965
	Makalot Industrial Co., Ltd.	78,420	457,866

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Marketech International Corp.	31,000	$51,714
	Materials Analysis Technology, Inc.	23,160	55,654
	Mayer Steel Pipe Corp.	99,259	48,578
	MediaTek, Inc.	221,360	2,214,092
	Mega Financial Holding Co., Ltd.	2,195,669	2,257,791
	Meiloon Industrial Co.	35,650	25,285
#	Mercuries & Associates Holding, Ltd.	215,019	122,290
*	Mercuries Life Insurance Co., Ltd.	479,821	166,611
	Merida Industry Co., Ltd.	14,735	91,795
#	Merry Electronics Co., Ltd.	64,870	312,071
*	Microbio Co., Ltd.	121,572	52,753
	Micro-Star International Co., Ltd.	227,233	635,908
	Mildef Crete, Inc.	27,000	37,759
*	MIN AIK Technology Co., Ltd.	83,200	39,059
	Mirle Automation Corp.	103,804	144,745
	Mitac Holdings Corp.	423,733	438,957
	Mobiletron Electronics Co., Ltd.	35,440	43,465
	momo.com, Inc.	19,000	159,314
*	Motech Industries, Inc.	253,097	88,250
	MPI Corp.	48,000	102,326
	Nak Sealing Technologies Corp.	37,000	83,606
	Namchow Holdings Co., Ltd.	91,000	155,276
	Nan Kang Rubber Tire Co., Ltd.	204,139	244,892
#	Nan Liu Enterprise Co., Ltd.	18,000	86,660
	Nan Ren Lake Leisure Amusement Co., Ltd.	99,000	31,208
	Nan Ya Plastics Corp.	596,674	1,362,471
	Nan Ya Printed Circuit Board Corp.	135,072	182,328
	Nang Kuang Pharmaceutical Co., Ltd.	21,000	20,355
	Nantex Industry Co., Ltd.	148,964	165,669
	Nanya Technology Corp.	648,000	1,516,223
	National Petroleum Co., Ltd.	37,000	49,122
	Netronix, Inc.	30,000	47,981
*	New Asia Construction & Development Corp.	43,880	8,364
	New Best Wire Industrial Co., Ltd.	27,600	23,014
	New Era Electronics Co., Ltd.	68,000	44,473
	Nexcom International Co., Ltd.	44,000	42,789
	Nichidenbo Corp.	87,193	137,619
	Nien Hsing Textile Co., Ltd.	78,110	64,611
	Nien Made Enterprise Co., Ltd.	64,000	491,398
	Nishoku Technology, Inc.	18,400	26,391
	Novatek Microelectronics Corp.	180,000	950,592
	Nuvoton Technology Corp.	54,000	85,371
*	O-Bank Co., Ltd.	515,000	129,997
*	Ocean Plastics Co., Ltd.	104,000	92,902
	On-Bright Electronics, Inc.	19,380	103,375
#	OptoTech Corp.	277,698	197,142
	Orient Europharma Co., Ltd.	19,000	36,922
*	Orient Semiconductor Electronics, Ltd.	134,310	66,330
	Oriental Union Chemical Corp.	331,821	251,552
	O-TA Precision Industry Co., Ltd.	35,935	55,147
	Pacific Construction Co.	167,000	63,560
	Pacific Hospital Supply Co., Ltd.	21,000	54,873
	Paiho Shih Holdings Corp.	45,675	70,750
	Pan Jit International, Inc.	197,000	160,925
#	Pan-International Industrial Corp.	259,514	209,130
	Parade Technologies, Ltd.	25,400	418,182
*	Paragon Technologies Co., Ltd.	30,762	21,420
	PCL Technologies, Inc.	9,501	25,652
	P-Duke Technology Co., Ltd.	28,270	75,376

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Pegatron Corp.	728,037	$1,181,700
	Pharmally International Holding Co., Ltd.	21,135	157,524
*	Phihong Technology Co., Ltd.	158,810	44,240
	Phison Electronics Corp.	42,000	411,205
	Phoenix Tours International, Inc.	15,435	18,134
	Pixart Imaging, Inc.	53,030	183,877
	Planet Technology Corp.	23,000	49,308
	Plastron Precision Co., Ltd.	53,454	22,384
	Plotech Co., Ltd.	67,000	39,536
	Polytronics Technology Corp.	27,000	56,333
	Posiflex Technology, Inc.	15,346	56,931
	Pou Chen Corp.	748,144	920,674
	Power Wind Health Industry, Inc.	15,086	111,162
	Powertech Technology, Inc.	446,400	1,218,831
	Poya International Co., Ltd.	29,873	411,902
	President Chain Store Corp.	148,000	1,423,319
	President Securities Corp.	470,795	191,791
	Primax Electronics, Ltd.	233,000	396,763
	Prince Housing & Development Corp.	629,087	223,984
*	Princeton Technology Corp.	105,000	29,144
	Pro Hawk Corp.	3,000	14,007
	Promate Electronic Co., Ltd.	85,000	89,567
*	Promise Technology, Inc.	76,000	19,070
#	Prosperity Dielectrics Co., Ltd.	52,032	103,246
	P-Two Industries, Inc.	35,000	30,232
	Qisda Corp.	649,439	402,713
	QST International Corp.	31,000	65,432
	Qualipoly Chemical Corp.	52,198	45,883
	Quang Viet Enterprise Co., Ltd.	20,000	104,644
	Quanta Computer, Inc.	355,715	653,757
	Quanta Storage, Inc.	77,000	114,042
	Quintain Steel Co., Ltd.	152,306	34,664
	Radiant Opto-Electronics Corp.	238,144	935,857
*	Radium Life Tech Co., Ltd.	474,056	209,603
	Rafael Microelectronics, Inc.	13,000	86,844
	Realtek Semiconductor Corp.	79,268	526,442
	Rechi Precision Co., Ltd.	173,173	137,754
	Rich Development Co., Ltd.	285,254	86,461
#	RichWave Technology Corp.	23,100	91,144
*	Ritek Corp.	462,887	128,265
	Rodex Fasteners Corp.	25,000	32,901
*	Roo Hsing Co., Ltd.	471,000	184,071
*	Rotam Global Agrosciences, Ltd.	37,830	21,082
	Ruentex Development Co., Ltd.	180,244	239,051
	Ruentex Engineering & Construction Co.	21,000	37,047
	Ruentex Industries, Ltd.	229,941	489,070
	Run Long Construction Co., Ltd.	97,000	195,527
	Samebest Co., Ltd.	13,200	54,240
	Sampo Corp.	147,200	87,348
	San Fang Chemical Industry Co., Ltd.	118,992	88,789
	San Far Property, Ltd.	97,000	68,972
	San Shing Fastech Corp.	64,479	109,686
	Sanitar Co., Ltd.	24,000	30,284
	Sanyang Motor Co., Ltd.	174,684	117,409
	SCI Pharmtech, Inc.	20,000	61,381
	Scientech Corp.	25,000	53,685
#	SDI Corp.	73,000	148,176
	Senao International Co., Ltd.	29,000	30,351
	Senao Networks, Inc.	17,000	54,346

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sercomm Corp.	105,000	$248,482
	Sesoda Corp.	116,925	97,850
	Shan-Loong Transportation Co., Ltd.	48,000	46,117
	Sharehope Medicine Co., Ltd.	30,415	28,229
	Sheng Yu Steel Co., Ltd.	70,000	46,199
	ShenMao Technology, Inc.	35,435	24,377
	Shih Her Technologies, Inc.	20,000	27,039
*	Shih Wei Navigation Co., Ltd.	179,446	53,474
	Shihlin Electric & Engineering Corp.	175,000	250,142
	Shin Kong Financial Holding Co., Ltd.	1,932,870	558,697
	Shin Zu Shing Co., Ltd.	75,149	301,714
	Shinih Enterprise Co., Ltd.	17,000	9,711
*	Shining Building Business Co., Ltd.	262,770	81,240
	Shinkong Insurance Co., Ltd.	143,000	174,422
	Shinkong Synthetic Fibers Corp.	668,191	283,328
	Shinkong Textile Co., Ltd.	45,800	60,942
	Shiny Chemical Industrial Co., Ltd.	28,112	73,523
*	Shuttle, Inc.	167,000	67,354
	Sigurd Microelectronics Corp.	249,559	232,024
	Silergy Corp.	19,000	383,261
#*	Silicon Integrated Systems Corp.	313,000	83,409
*	Silitech Technology Corp.	99,396	46,050
	Simplo Technology Co., Ltd.	58,400	453,820
	Sinbon Electronics Co., Ltd.	118,917	504,974
	Sincere Navigation Corp.	196,350	105,109
	Single Well Industrial Corp.	40,000	28,490
	Sinher Technology, Inc.	29,000	40,978
#	Sinmag Equipment Corp.	23,979	79,086
	Sino-American Silicon Products, Inc.	264,000	718,200
	Sinon Corp.	230,000	138,408
	SinoPac Financial Holdings Co., Ltd.	2,351,222	932,599
	Sinphar Pharmaceutical Co., Ltd.	86,960	56,069
	Sinyi Realty Co.	93,549	93,787
	Sirtec International Co., Ltd.	58,600	66,458
	Sitronix Technology Corp.	47,434	205,487
	Siward Crystal Technology Co., Ltd.	111,000	75,411
	Soft-World International Corp.	41,000	94,947
#*	Solar Applied Materials Technology Co.	188,110	141,743
	Solomon Technology Corp.	71,000	45,627
	Solteam, Inc.	30,300	26,393
	Song Shang Electronics Co., Ltd.	53,040	25,693
	Sonix Technology Co., Ltd.	58,000	57,853
	Southeast Cement Co., Ltd.	137,000	73,200
	Spirox Corp.	52,000	43,601
	Sporton International, Inc.	34,892	232,232
	St Shine Optical Co., Ltd.	26,000	433,664
	Standard Chemical & Pharmaceutical Co., Ltd.	51,000	54,948
	Standard Foods Corp.	155,642	299,991
	Stark Technology, Inc.	55,200	91,707
	Sun Yad Construction Co., Ltd.	50,000	24,707
*	Sunko INK Co., Ltd.	52,000	15,491
	Sunny Friend Environmental Technology Co., Ltd.	34,000	288,882
	Sunonwealth Electric Machine Industry Co., Ltd.	95,000	106,558
	Sunplus Technology Co., Ltd.	327,000	145,031
#	Sunrex Technology Corp.	90,631	115,678
	Sunspring Metal Corp.	52,000	52,609
	Supreme Electronics Co., Ltd.	192,608	173,604
	Swancor Holding Co., Ltd.	22,435	54,459
	Sweeten Real Estate Development Co., Ltd.	74,615	66,705

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Symtek Automation Asia Co., Ltd.	26,000	$45,343
	Syncmold Enterprise Corp.	72,000	180,552
	Synnex Technology International Corp.	378,967	465,235
	Sysage Technology Co., Ltd.	48,456	51,659
*	Sysgration	81,366	17,690
	Systex Corp.	45,000	106,197
	T3EX Global Holdings Corp.	57,000	43,761
#	TA Chen Stainless Pipe	500,417	739,389
	Ta Liang Technology Co., Ltd.	36,000	40,126
#	Ta Ya Electric Wire & Cable	316,174	113,021
	Ta Yih Industrial Co., Ltd.	16,000	31,443
	Tah Hsin Industrial Corp.	45,000	45,040
	TA-I Technology Co., Ltd.	81,248	103,319
*	Tai Tung Communication Co., Ltd.	58,373	30,723
	Taichung Commercial Bank Co., Ltd.	1,116,754	453,245
#	TaiDoc Technology Corp.	26,458	109,812
	Taiflex Scientific Co., Ltd.	120,540	186,176
#	Taimide Tech, Inc.	58,117	89,102
	Tainan Enterprises Co., Ltd.	43,000	35,365
#	Tainan Spinning Co., Ltd.	664,568	261,142
*	Tainergy Tech Co., Ltd.	116,000	16,223
	Tainet Communication System Corp.	8,000	15,129
	Taishin Financial Holding Co., Ltd.	2,557,705	1,196,946
	Taisun Enterprise Co., Ltd.	97,000	64,314
	Taita Chemical Co., Ltd.	110,160	37,155
	Taiwan Business Bank	1,284,282	551,000
	Taiwan Cement Corp.	1,561,280	2,232,956
	Taiwan Chinsan Electronic Industrial Co., Ltd.	52,663	59,518
	Taiwan Cogeneration Corp.	95,077	80,852
	Taiwan Cooperative Financial Holding Co., Ltd.	2,069,091	1,392,201
	Taiwan Fertilizer Co., Ltd.	260,000	399,958
	Taiwan Fire & Marine Insurance Co., Ltd.	137,520	89,056
	Taiwan FU Hsing Industrial Co., Ltd.	88,000	121,412
	Taiwan Glass Industry Corp.	631,442	244,598
	Taiwan High Speed Rail Corp.	513,000	683,757
	Taiwan Hon Chuan Enterprise Co., Ltd.	183,455	323,067
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	104,000	62,456
*	Taiwan Land Development Corp.	398,217	117,171
	Taiwan Line Tek Electronic	42,451	42,748
	Taiwan Mobile Co., Ltd.	315,800	1,111,684
	Taiwan Navigation Co., Ltd.	121,000	87,030
	Taiwan Paiho, Ltd.	156,068	458,146
	Taiwan PCB Techvest Co., Ltd.	158,733	206,055
*	Taiwan Prosperity Chemical Corp.	73,000	40,584
	Taiwan Pulp & Paper Corp.	117,000	70,716
	Taiwan Sakura Corp.	73,600	110,574
	Taiwan Sanyo Electric Co., Ltd.	23,800	21,236
	Taiwan Secom Co., Ltd.	116,795	325,713
	Taiwan Semiconductor Co., Ltd.	129,000	204,734
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	683,154	29,122,855
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,346,214	19,293,037
	Taiwan Shin Kong Security Co., Ltd.	110,150	132,067
	Taiwan Styrene Monomer	376,164	294,872
	Taiwan Surface Mounting Technology Corp.	116,845	285,690
	Taiwan TEA Corp.	340,648	177,419
	Taiwan Union Technology Corp.	115,000	470,282
	Taiyen Biotech Co., Ltd.	51,712	56,342
*	Tatung Co., Ltd.	221,688	142,586
	TCI Co., Ltd.	29,725	393,194

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Te Chang Construction Co., Ltd.	37,247	$34,325
	Teco Electric and Machinery Co., Ltd.	583,000	464,247
	Tehmag Foods Corp.	9,700	68,234
	Test Research, Inc.	107,571	162,569
	Test-Rite International Co., Ltd.	130,568	85,562
*	Tex-Ray Industrial Co., Ltd.	85,000	24,889
	Thinking Electronic Industrial Co., Ltd.	57,000	144,004
	Thye Ming Industrial Co., Ltd.	83,125	86,423
	Ton Yi Industrial Corp.	494,300	197,674
	Tong Hsing Electronic Industries, Ltd.	66,009	271,544
	Tong Yang Industry Co., Ltd.	252,640	369,055
	Tong-Tai Machine & Tool Co., Ltd.	121,711	70,369
	TOPBI International Holdings, Ltd.	37,975	106,262
	Topco Scientific Co., Ltd.	77,249	204,954
	Topco Technologies Corp.	19,122	42,657
	Topkey Corp.	26,000	142,864
	Topoint Technology Co., Ltd.	73,386	44,883
#	Toung Loong Textile Manufacturing	66,000	108,938
*	TPK Holding Co., Ltd.	221,000	390,859
	Trade-Van Information Services Co.	9,000	10,067
	Transcend Information, Inc.	61,890	134,973
	Tripod Technology Corp.	233,170	775,115
	Tsang Yow Industrial Co., Ltd.	52,000	38,293
	Tsann Kuen Enterprise Co., Ltd.	69,000	42,517
	TSC Auto ID Technology Co., Ltd.	15,070	123,311
*	TSEC Corp.	164,748	46,123
	TSRC Corp.	310,452	269,329
	Ttet Union Corp.	19,000	74,169
	TTFB Co., Ltd.	5,000	49,582
	TTY Biopharm Co., Ltd.	80,000	207,671
	Tul Corp.	21,200	51,748
	Tung Ho Steel Enterprise Corp.	510,654	353,083
	Tung Thih Electronic Co., Ltd.	32,073	71,869
	TURVO International Co., Ltd.	35,843	85,165
*	TWi Pharmaceuticals, Inc.	23,000	52,442
	TXC Corp.	198,204	243,570
	TYC Brother Industrial Co., Ltd.	162,091	146,113
*	Tycoons Group Enterprise	247,385	53,078
	Tyntek Corp.	132,922	71,371
	UDE Corp.	37,000	32,041
	Ultra Chip, Inc.	27,000	28,666
	U-Ming Marine Transport Corp.	271,000	304,059
	Unimicron Technology Corp.	713,312	861,178
	Union Bank Of Taiwan	539,858	207,965
	Uni-President Enterprises Corp.	1,035,577	2,680,556
	Unitech Computer Co., Ltd.	65,000	43,171
	Unitech Printed Circuit Board Corp.	387,498	293,401
	United Integrated Services Co., Ltd.	81,400	411,836
#	United Microelectronics Corp., Sponsored ADR	111,599	243,286
	United Microelectronics Corp.	5,952,081	2,642,703
	United Orthopedic Corp.	36,141	54,273
	United Radiant Technology	48,000	28,098
*	United Renewable Energy Co., Ltd.	1,135,951	325,736
*	Unity Opto Technology Co., Ltd.	275,593	78,453
	Universal Cement Corp.	216,972	131,698
*	Universal Microelectronics Co., Ltd.	25,000	14,587
	Universal Microwave Technology, Inc.	25,570	84,924
*	Unizyx Holding Corp.	94,118	75,601
	UPC Technology Corp.	504,514	182,031

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Userjoy Technology Co., Ltd.	21,999	$44,351
	USI Corp.	544,332	208,448
	Usun Technology Co., Ltd.	21,700	20,596
	Utechzone Co., Ltd.	23,000	52,149
	Vanguard International Semiconductor Corp.	265,000	534,957
	Ve Wong Corp.	34,000	29,074
	VHQ Media Holdings, Ltd.	14,000	65,142
	Victory New Materials, Ltd. Co.	72,050	42,358
	Visual Photonics Epitaxy Co., Ltd.	95,757	305,658
	Vivotek, Inc.	10,100	36,230
	Voltronic Power Technology Corp.	21,150	455,944
	Wafer Works Corp.	178,000	203,996
	Waffer Technology Corp.	56,000	23,678
	Wah Hong Industrial Corp.	43,694	39,168
	Wah Lee Industrial Corp.	115,000	200,918
	Walsin Lihwa Corp.	1,349,000	646,838
#	Walsin Technology Corp.	200,345	1,114,757
	Walton Advanced Engineering, Inc.	178,000	59,235
	Wan Hai Lines, Ltd.	359,000	238,718
	WAN HWA Enterprise Co.	12,813	5,535
	Wei Chuan Foods Corp.	189,000	181,394
	Weikeng Industrial Co., Ltd.	179,022	115,893
	Well Shin Technology Co., Ltd.	46,160	75,604
	Win Semiconductors Corp.	166,141	1,404,134
	Winbond Electronics Corp.	1,970,474	1,201,292
	Winmate, Inc.	10,000	16,816
	Winstek Semiconductor Co., Ltd.	23,000	19,795
	Wintek Corp.	461,871	5,096
	Wisdom Marine Lines Co., Ltd.	217,166	226,816
	Wisechip Semiconductor, Inc.	9,000	10,971
	Wistron Corp.	1,408,017	1,046,030
#	Wistron NeWeb Corp.	105,102	263,073
	Wonderful Hi-Tech Co., Ltd.	65,000	37,840
	Wowprime Corp.	43,000	109,207
	WPG Holdings, Ltd.	664,779	878,109
	WT Microelectronics Co., Ltd.	356,089	462,136
	WUS Printed Circuit Co., Ltd.	129,200	129,026
	XAC Automation Corp.	24,000	22,104
	Xxentria Technology Materials Corp.	60,211	135,886
#	Yageo Corp.	106,317	892,745
*	Yang Ming Marine Transport Corp.	143,000	39,948
	YC Co., Ltd.	231,123	91,386
	YC INOX Co., Ltd.	173,600	146,491
	YCC Parts Manufacturing Co., Ltd.	7,000	8,135
	Yea Shin International Development Co., Ltd.	106,708	58,448
*	Yeong Guan Energy Technology Group Co., Ltd.	34,212	62,052
	YFC-Boneagle Electric Co., Ltd.	57,000	53,761
#	YFY, Inc.	732,891	272,463
	Yi Jinn Industrial Co., Ltd.	116,100	52,194
	Yieh Phui Enterprise Co., Ltd.	583,597	169,554
	Yonyu Plastics Co., Ltd.	55,000	59,561
	Young Fast Optoelectronics Co., Ltd.	50,298	29,033
	Youngtek Electronics Corp.	68,257	100,530
	Yuanta Financial Holding Co., Ltd.	3,542,167	1,984,560
	Yuanta Futures Co., Ltd.	38,000	60,837
#	Yuen Chang Stainless Steel Co., Ltd.	55,000	37,621
	Yulon Finance Corp.	92,400	347,352
	Yulon Motor Co., Ltd.	595,783	457,397
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	25,362	60,393

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yungshin Construction & Development Co., Ltd.	41,000	$44,048
	YungShin Global Holding Corp.	99,000	130,968
	Zeng Hsing Industrial Co., Ltd.	40,837	177,809
	Zenitron Corp.	104,000	72,446
	Zero One Technology Co., Ltd.	67,000	65,093
	Zhen Ding Technology Holding, Ltd.	271,000	985,880
	Zig Sheng Industrial Co., Ltd.	220,231	62,223
#	Zinwell Corp.	194,010	140,688
	Zippy Technology Corp.	70,000	78,807
	ZongTai Real Estate Development Co., Ltd.	125,545	94,198
TOTAL TAIWAN			246,185,294
THAILAND — (4.0%)
	AAPICO Hitech PCL	32,900	20,004
	AAPICO Hitech PCL	84,120	51,148
	Advanced Info Service PCL	216,400	1,498,722
	Advanced Information Technology PCL	71,000	55,867
	AEON Thana Sinsap Thailand PCL	59,400	457,740
	After You PCL	91,700	50,986
	Airports of Thailand PCL	799,300	1,871,227
	AJ Plast PCL	60,300	17,646
	Allianz Ayudhya General Insurance PCL	16,500	22,399
	Amata Corp. PCL	343,500	269,171
	Amata VN PCL	118,500	18,726
	Ananda Development PCL	965,300	112,365
	AP Thailand PCL	1,652,502	411,043
	Asia Aviation PCL	1,858,000	231,986
	Asia Plus Group Holdings PCL	780,000	70,506
	Asia Sermkij Leasing PCL	94,400	76,429
	Asian Insulators PCL	955,920	42,582
	Asian Seafoods Coldstorage PCL	44,600	10,006
	B Grimm Power PCL	228,700	263,985
	Bangchak Corp. PCL	265,000	260,649
	Bangkok Airways PCL	376,400	130,954
	Bangkok Aviation Fuel Services PCL	121,650	143,385
	Bangkok Bank PCL	9,800	57,835
	Bangkok Bank PCL	63,000	371,793
	Bangkok Expressway & Metro PCL	2,964,435	1,012,081
	Bangkok Insurance PCL	4,780	51,134
	Bangkok Land PCL	6,775,900	378,948
	Bangkok Life Assurance PCL	299,840	253,482
	Bangkok Ranch PCL	559,700	59,692
	Bank of Ayudhya PCL	17,300	22,079
	Banpu PCL	1,531,900	712,280
	Banpu PCL	31,500	14,646
	Banpu Power PCL	223,700	160,747
	BCPG PCL	239,800	153,603
	Beauty Community PCL	1,079,400	131,262
*	BEC World PCL	811,600	262,573
	Berli Jucker PCL	283,100	476,359
	Better World Green PCL	1,381,500	38,631
	Big Camera Corp. PCL	1,089,900	43,943
	BJC Heavy Industries PCL	137,000	11,849
	BTS Group Holdings PCL	1,101,700	444,191
	Buriram Sugar PCL	63,600	12,408
	Cal-Comp Electronics Thailand PCL	1,098,044	62,480
	Carabao Group PCL, Class F	74,000	188,278
	Central Pattana PCL	466,300	1,110,599
	Central Plaza Hotel PCL	286,400	316,618

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	CH Karnchang PCL	405,772	$356,230
	Charoen Pokphand Foods PCL	1,229,493	1,109,362
	Charoong Thai Wire & Cable PCL, Class F	88,000	22,032
	CK Power PCL	928,800	202,340
	COL PCL	55,400	43,232
	Com7 PCL	266,000	218,387
*	Country Group Development PCL	1,320,000	45,066
*	Country Group Holdings PCL	407,500	11,527
	CP ALL PCL	1,052,000	2,967,355
	Delta Electronics Thailand PCL	16,500	28,434
	Dhipaya Insurance PCL	173,600	140,551
	Diamond Building Products PCL	29,000	5,705
	Dynasty Ceramic PCL	1,772,400	127,938
	Eastern Polymer Group PCL, Class F	373,900	85,102
	Eastern Water Resources Development and Management PCL, Class F	243,900	107,061
	Electricity Generating PCL	60,200	643,986
	Energy Absolute PCL	392,100	666,143
	Erawan Group PCL (The)	897,100	163,348
	Esso Thailand PCL	480,000	156,072
	Forth Corp. PCL	74,800	13,742
	Forth Smart Service PCL	184,100	46,990
	Fortune Parts Industry PCL	213,500	18,604
	GFPT PCL	335,100	197,214
*	Global Green Chemicals PCL	115,300	43,863
	Global Power Synergy PCL, Class F	109,500	237,656
	Golden Land Property Development PCL	641,100	175,101
	Gunkul Engineering PCL	1,667,400	168,068
	Hana Microelectronics PCL	337,001	306,813
	Home Product Center PCL	1,356,526	758,649
	ICC International PCL	27,800	36,609
	Ichitan Group PCL	437,200	110,881
	Indorama Ventures PCL	537,600	716,683
	Interhides PCL	240,200	40,222
	Interlink Communication PCL	87,450	14,644
	Intouch Holdings PCL	60,800	126,028
	Intouch Holdings PCL	25,800	53,479
	IRPC PCL	4,596,500	717,386
	Italian-Thai Development PCL	2,181,966	158,921
	Jasmine International PCL	2,388,600	489,292
*	Jay Mart PCL	37,690	14,583
	JMT Network Services PCL	126,000	77,841
	JWD Infologistics PCL	226,200	71,710
	Kang Yong Electric PCL	300	3,765
	Karmarts PCL	291,400	54,481
	Kasikornbank PCL	5,300	29,813
	Kasikornbank PCL	268,400	1,505,414
	KCE Electronics PCL	331,600	185,450
	KGI Securities Thailand PCL	726,400	111,481
	Khon Kaen Sugar Industry PCL	1,114,704	100,760
	Kiatnakin Bank PCL	122,800	291,478
	Krung Thai Bank PCL	1,456,350	928,124
	Krungthai Card PCL	321,500	499,159
	Lam Soon Thailand PCL	132,400	20,320
	Land & Houses PCL	837,800	307,824
	Land & Houses PCL	736,920	270,759
	Lanna Resources PCL	133,700	48,689
	LH Financial Group PCL	2,643,100	124,614
*	Loxley PCL	1,259,970	94,226
	LPN Development PCL	976,300	230,147

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Major Cineplex Group PCL	290,400	$276,189
	Maybank Kim Eng Securities Thailand PCL	93,300	28,213
	MBK PCL	450,100	345,386
	MC Group PCL	348,300	91,166
*	MCOT PCL	64,900	21,524
	MCS Steel PCL	130,500	33,946
	Mega Lifesciences PCL	214,500	245,850
	Millcon Steel PCL	547,600	15,134
	Minor International PCL	256,344	335,485
	MK Restaurants Group PCL	104,000	265,453
	Modernform Group PCL	18,700	1,994
*	Mono Technology PCL	1,035,000	60,576
	Muangthai Capital PCL	246,100	484,118
	Namyong Terminal PCL	197,100	30,890
	Netbay PCL	57,700	58,160
	Origin Property PCL, Class F	513,950	136,196
*	Padaeng Industry PCL	117,000	37,092
	PCS Machine Group Holding PCL	188,600	38,940
	Plan B Media Pcl, Class F	701,600	195,047
	Polyplex Thailand PCL	243,600	122,770
	Power Solution Technologies PCL	81,200	1,927
*	Precious Shipping PCL	577,050	160,422
	Premier Marketing PCL	152,600	46,393
	Property Perfect PCL	4,407,500	111,782
	Pruksa Holding PCL	436,200	312,027
	PTG Energy PCL	518,900	379,621
	PTT Exploration & Production PCL	373,686	1,646,381
	PTT Global Chemical PCL	778,556	1,531,544
	PTT PCL	287,000	440,928
	PTT PCL	3,764,500	5,783,535
	Pylon PCL	263,200	53,059
	Quality Houses PCL	966,213	95,506
	Raimon Land PCL	1,142,800	40,502
	Rajthanee Hospital PCL	84,700	75,047
	Ratch Group PCL	63,600	139,587
	Ratch Group PCL	134,500	295,196
	Ratchthani Leasing PCL	783,562	187,260
*	Regional Container Lines PCL	356,100	51,409
	Robinson PCL	88,600	182,933
	Rojana Industrial Park PCL	957,432	199,238
	RS PCL	300,800	156,488
	S 11 Group PCL	82,400	21,568
	Sabina PCL	43,000	40,197
	Saha Pathana Inter-Holding PCL	18,700	40,282
	Sahamitr Pressure Container PCL	146,400	37,130
	Sahaviriya Steel Industries PCL	5,877,500	1,796
	Samart Corp. PCL	156,000	51,231
	Samart Telcoms PCL	219,900	87,231
	Sansiri PCL	3,770,233	182,658
	Sappe PCL	87,500	64,868
	SC Asset Corp. PCL	1,251,996	116,427
	Scan Inter PCL	373,600	40,330
*	SCG Ceramics PCL	262,386	17,234
	SEAFCO PCL	369,980	98,044
	Sena Development PCL	617,250	72,252
	Sermsang Power Corp. Co., Ltd.	167,500	45,204
	Siam Cement PCL (The)	74,100	1,045,664
	Siam Cement PCL (The)	21,550	304,103
	Siam City Cement PCL	22,043	170,582

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siam Commercial Bank PCL (The)	323,700	$1,447,204
	Siam Future Development PCL	476,440	99,145
	Siam Global House PCL	567,176	306,133
	Siam Wellness Group Pcl	196,300	82,975
	Siamgas & Petrochemicals PCL	631,300	200,136
	Singha Estate PCL	989,200	114,503
	Sino-Thai Engineering & Construction PCL	417,500	346,163
	SNC Former PCL	84,700	38,832
	Somboon Advance Technology PCL	193,750	119,696
	SPCG PCL	286,700	177,119
	Sri Trang Agro-Industry PCL	619,300	239,625
*	Sriracha Construction PCL	60,500	23,212
	Srisawad Corp. PCL	237,389	422,599
	Srithai Superware PCL	898,400	29,796
	Srivichai Vejvivat PCL	184,900	34,269
	Star Petroleum Refining PCL	469,400	150,336
	STP & I PCL	436,480	127,729
	Supalai PCL	417,825	298,883
*	Super Energy Corp. PCL	5,085,700	117,407
	Susco PCL	146,500	15,243
	SVI PCL	641,785	83,888
	Symphony Communication PCL	17,233	2,421
	Synnex Thailand PCL	286,200	92,127
	Syntec Construction PCL	815,700	67,898
	Taokaenoi Food & Marketing PCL, Class F	279,100	102,547
*	Tata Steel Thailand PCL	1,594,700	35,778
*	Thai Airways International PCL	692,500	231,922
	Thai Central Chemical PCL	23,300	17,576
	Thai Oil PCL	243,400	546,077
	Thai Reinsurance PCL	1,003,700	26,435
	Thai Solar Energy PCL, Class F	311,360	28,144
	Thai Stanley Electric PCL	2,100	14,749
	Thai Stanley Electric PCL, Class F	11,300	79,363
	Thai Union Group PCL, Class F	658,232	404,506
	Thai Vegetable Oil PCL	309,400	289,229
	Thai Wah PCL	179,500	42,022
*	Thaicom PCL	362,500	68,952
	Thaifoods Group PCL	882,300	123,932
	Thaire Life Assurance PCL	194,200	33,151
	Thanachart Capital PCL	192,400	369,098
	Thitikorn PCL	153,300	49,846
	Thoresen Thai Agencies PCL	583,356	117,601
	Tipco Asphalt PCL	68,300	43,749
	TIPCO Foods PCL	322,200	117,335
	Tisco Financial Group PCL	125,500	412,144
	TMB Bank PCL	5,964,900	366,564
	TMT Steel PCL	189,600	33,290
	TOA Paint Thailand PCL	133,100	173,110
	Total Access Communication PCL	324,200	616,670
	TPC Power Holdings Co., Ltd.	128,300	50,894
	TPI Polene PCL	2,918,000	180,270
	TPI Polene Power PCL	771,200	150,454
	True Corp. PCL	6,500,820	1,363,365
*	TTCL PCL	25,329	8,895
	TTW PCL	649,700	285,188
*	U City PCL, Class F	1,195,124	71,890
	Unique Engineering & Construction PCL	508,650	180,273
	United Paper PCL	246,200	90,459
	Univanich Palm Oil PCL	84,700	14,459

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Univentures PCL	406,300	$88,513
	Vanachai Group PCL	403,920	65,405
	VGI Global Media PCL	160,500	50,360
	Vinythai PCL	173,000	146,253
	WHA Corp. PCL	1,632,500	248,418
	WHA Utilities and Power PCL	458,900	91,765
	Workpoint Entertainment PCL	123,460	114,408
TOTAL THAILAND			58,270,504
TURKEY — (0.9%)
	Adana Cimento Sanayii TAS, Class A	21,718	26,869
*	Afyon Cimento Sanayi TAS	15,717	11,386
#*	Akbank Turk A.S.	538,042	719,740
	Akcansa Cimento A.S.	28,569	33,915
	Aksa Akrilik Kimya Sanayii A.S.	89,933	152,230
*	Aksa Enerji Uretim A.S.	64,248	27,701
	Aksigorta A.S.	59,107	48,968
	Alarko Holding A.S.	74,620	44,269
	Alkim Alkali Kimya A.S.	11,201	54,502
#	Anadolu Anonim Turk Sigorta Sirketi	121,131	87,879
	Anadolu Cam Sanayii A.S.	136,622	69,846
	Anadolu Hayat Emeklilik A.S.	43,484	39,195
*	Arcelik A.S.	58,627	182,992
	AvivaSA Emeklilik ve Hayat A.S., Class A	9,422	14,807
	Aygaz A.S.	33,098	60,561
#*	Bera Holding A.S.	234,423	75,963
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	66,474	17,599
	BIM Birlesik Magazalar A.S.	118,298	992,992
#	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	19,139	28,131
	Borusan Yatirim ve Pazarlama A.S.	1,351	9,051
*	Boyner Perakende Ve Tekstil Yatirimlari A.S.	20,992	31,605
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	8,349	8,887
*	Bursa Cimento Fabrikasi A.S.	21,491	17,122
	Celebi Hava Servisi A.S.	1,714	27,831
#*	Cimsa Cimento Sanayi VE Ticaret A.S.	36,631	44,256
	Coca-Cola Icecek A.S.	28,668	170,499
	Dogan Sirketler Grubu Holding A.S.	693,525	161,196
#*	Dogus Otomotiv Servis ve Ticaret A.S.	36,136	32,390
	Eczacibasi Yatirim Holding Ortakligi A.S.	14,833	16,372
	EGE Endustri VE Ticaret A.S.	629	60,144
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	66,633	28,923
	ENERJISA ENERJI AS	95,251	103,258
#	Enka Insaat ve Sanayi A.S.	274,139	299,213
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	13,302	36,409
	Eregli Demir ve Celik Fabrikalari TAS	460,250	611,340
*	Fenerbahce Futbol A.S.	20,253	27,284
	Ford Otomotiv Sanayi A.S.	25,419	277,821
*	Global Yatirim Holding A.S.	81,982	50,465
#	Goodyear Lastikleri TAS	69,615	32,493
#*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	229,649	113,430
*	GSD Holding AS	225,737	34,257
*	Gubre Fabrikalari TAS	17,211	10,790
*	Hektas Ticaret TAS	31,112	74,392
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	37,047	34,313
#*	Is Finansal Kiralama A.S.	32,181	14,768
	Is Yatirim Menkul Degerler A.S., Class A	66,365	38,012
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	81,597	30,258
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	408,313	159,613
*	Karsan Otomotiv Sanayii Ve Ticaret A.S.	145,244	28,841

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Kartonsan Karton Sanayi ve Ticaret A.S.	381	$21,971
	KOC Holding A.S.	161,096	539,404
	Kordsa Teknik Tekstil A.S.	40,281	89,601
*	Koza Altin Isletmeleri A.S.	19,372	197,067
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	88,168	112,513
*	Logo Yazilim Sanayi Ve Ticaret A.S.	1,707	13,440
*	Netas Telekomunikasyon A.S.	3,312	4,337
	Nuh Cimento Sanayi A.S.	29,066	32,715
*	Pegasus Hava Tasimaciligi A.S.	26,485	225,201
*	Petkim Petrokimya Holding A.S.	379,100	265,664
	Polisan Holding A.S.	19,331	7,930
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	93,560	60,522
#	Sasa Polyester Sanayi A.S.	77,289	85,171
*	Sekerbank Turk AS	202,387	35,050
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	63,489	52,713
	Soda Sanayii A.S.	59,190	64,789
#*	Tat Gida Sanayi A.S.	36,308	32,413
	TAV Havalimanlari Holding A.S.	95,830	430,688
	Tekfen Holding A.S.	87,658	370,171
	Tofas Turk Otomobil Fabrikasi A.S.	65,273	229,920
	Trakya Cam Sanayii A.S.	270,547	134,029
	Tupras Turkiye Petrol Rafinerileri A.S.	41,824	1,048,779
#*	Turcas Petrol A.S.	85,228	21,745
*	Turk Hava Yollari AO	238,516	531,748
*	Turk Telekomunikasyon A.S.	149,160	143,642
*	Turk Traktor ve Ziraat Makineleri A.S.	5,773	38,525
	Turkcell Iletisim Hizmetleri A.S.	422,962	985,651
#	Turkcell Iletisim Hizmetleri A.S., ADR	2,786	15,462
#*	Turkiye Garanti Bankasi A.S.	613,292	1,078,678
	Turkiye Halk Bankasi A.S.	191,213	205,485
*	Turkiye Is Bankasi, Class C	295,369	328,865
*	Turkiye Sinai Kalkinma Bankasi A.S.	919,409	136,646
	Turkiye Sise ve Cam Fabrikalari A.S.	100,582	88,768
	Turkiye Vakiflar Bankasi TAO, Class D	365,092	330,982
*	Ulker Biskuvi Sanayi A.S.	65,118	216,190
#*	Vestel Elektronik Sanayi ve Ticaret A.S.	60,315	101,653
#*	Yapi ve Kredi Bankasi A.S.	372,970	181,556
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	85,738	83,092
#*	Zorlu Enerji Elektrik Uretim A.S.	192,146	41,871
TOTAL TURKEY			13,859,425
UNITED KINGDOM — (0.1%)
	Mondi P.L.C.	64,971	1,410,146
TOTAL COMMON STOCKS			1,397,294,456
PREFERRED STOCKS — (2.3%)
BRAZIL — (2.2%)
	AES Tiete Energia SA	486	312
	Alpargatas SA	13,200	71,770
	Banco ABC Brasil S.A.	55,762	261,981
	Banco Bradesco SA	413,236	3,735,675
	Banco do Estado do Rio Grande do Sul SA, Class B	142,873	880,146
	Banco Pan SA	93,332	231,108
	Centrais Eletricas Brasileiras SA, Class B	65,100	675,504
	Centrais Eletricas Santa Catarina	7,850	95,586
	Cia Brasileira de Distribuicao	50,614	1,240,698
	Cia de Saneamento do Parana	187,095	780,472
	Cia de Transmissao de Energia Eletrica Paulista	98,603	625,255

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Cia Energetica de Minas Gerais	307,532	$1,139,439
	Cia Energetica de Sao Paulo, Class B	82,611	627,535
	Cia Energetica do Ceara, Class A	7,082	110,229
	Cia Ferro Ligas da Bahia - FERBASA	28,500	168,400
	Cia Paranaense de Energia	55,026	708,669
	Eucatex SA Industria e Comercio	6,800	8,820
	Gerdau SA	314,100	1,131,677
	Grazziotin SA	3,000	19,181
	Itau Unibanco Holding SA	723,000	6,596,580
	Lojas Americanas SA	89,135	423,913
	Marcopolo SA	234,742	234,351
	Petroleo Brasileiro SA	1,490,449	10,185,363
	Randon SA Implementos e Participacoes	72,226	187,551
	Schulz SA	25,100	57,614
	Telefonica Brasil SA	63,469	869,791
	Unipar Carbocloro SA	46,454	410,330
	Usinas Siderurgicas de Minas Gerais SA, Class A	246,507	565,183
TOTAL BRAZIL			32,043,133
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	76,479	155,432
	Embotelladora Andina SA, Class B	104,442	367,171
	Sociedad Quimica y Minera de Chile SA, Class B	1,041	30,534
TOTAL CHILE			553,137
COLOMBIA — (0.1%)
	Avianca Holdings SA	234,897	114,551
	Banco Davivienda SA	31,708	397,591
	Bancolombia SA	9,841	123,758
	Grupo Argos SA	11,723	49,165
	Grupo Aval Acciones y Valores SA	834,179	321,627
	Grupo de Inversiones Suramericana SA	25,136	243,628
TOTAL COLOMBIA			1,250,320
SOUTH KOREA — (0.0%)
*	CJ Corp.	1,298	40,228
TOTAL PREFERRED STOCKS			33,886,818
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	Hortifrut SA Rights 08/07/19	1,118	0
MALAYSIA — (0.0%)
*	Paramount Corp. Bhd Warrants 7/28/2024	52,440	0
SOUTH KOREA — (0.0%)
*	Dae-Il Corp. Rights 08/08/2019	4,090	3,855
*	G Smatt Global Co., Ltd. Rights 09/03/19	10,644	207
*	Iljin Diamond Co., Ltd. Rights 08/02/19	210	1,046
*	Sangbo Corp. Rights 07/23/19	3,461	453
TOTAL SOUTH KOREA			5,561

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»

TAIWAN — (0.0%)
* PLASTRON PRECISION Co., Ltd. Rights 08/15/19	6,174	$447
TOTAL RIGHTS/WARRANTS		6,008
TOTAL INVESTMENT SECURITIES		1,431,187,282

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§	DFA Short Term Investment Fund	3,205,936	37,095,881
TOTAL INVESTMENTS — (100.0%)
(Cost $1,262,434,270)^^			$1,468,283,163
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$190,706	—	—	$190,706
Brazil	115,707,400	—	—	115,707,400
Chile	18,909,090	—	—	18,909,090
China	42,183,697	$205,799,813	—	247,983,510
Colombia	6,558,816	—	—	6,558,816
Czech Republic	—	3,033,943	—	3,033,943
Egypt	14,165	1,147,582	—	1,161,747
Greece	—	5,334,037	—	5,334,037
Hong Kong	—	128,294	—	128,294
Hungary	—	4,894,692	—	4,894,692
India	3,235,871	150,674,315	—	153,910,186
Indonesia	2,716,951	39,358,840	—	42,075,791
Malaysia	—	37,028,351	—	37,028,351
Mexico	46,303,110	534	—	46,303,644
Peru	3,515,154	198	—	3,515,352
Philippines	324,730	20,465,817	—	20,790,547
Poland	—	21,388,134	—	21,388,134
Russia	8,008,297	18,544,750	—	26,553,047
Singapore	—	4,588	—	4,588
South Africa	9,997,435	91,092,452	—	101,089,887
South Korea	4,349,330	216,657,995	—	221,007,325
Taiwan	32,285,708	213,899,586	—	246,185,294
Thailand	58,268,708	1,796	—	58,270,504
Turkey	15,462	13,843,963	—	13,859,425
United Kingdom	—	1,410,146	—	1,410,146
Preferred Stocks
Brazil	32,043,133	—	—	32,043,133
Chile	553,137	—	—	553,137
Colombia	1,250,320	—	—	1,250,320
South Korea	—	40,228	—	40,228
Rights/Warrants
South Korea	—	5,561	—	5,561
Taiwan	—	447	—	447
Securities Lending Collateral	—	37,095,881	—	37,095,881
TOTAL	$386,431,220	$1,081,851,943	—	$1,468,283,163

Tax-Managed U.S. Marketwide Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$5,294,428,564
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$5,294,428,564
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

Tax-Managed U.S. Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (9.7%)
	Activision Blizzard, Inc.	141,739	$6,908,359
*	Alaska Communications Systems Group, Inc.	1,400	2,590
*	Alphabet, Inc., Class A	41,495	50,549,209
*	Alphabet, Inc., Class C	43,652	53,110,515
*	Altice USA, Inc., Class A	49,636	1,281,105
#	AMC Entertainment Holdings, Inc., Class A	6,137	72,601
#*	AMC Networks, Inc., Class A	7,581	404,674
#*	ANGI Homeservices, Inc., Class A	7,188	99,554
	AT&T, Inc.	1,092,033	37,183,724
	ATN International, Inc.	1,149	64,654
#*	Bandwidth, Inc., Class A	1,756	130,822
	Beasley Broadcast Group, Inc., Class A	325	1,056
*	Boingo Wireless, Inc.	6,700	100,634
	Cable One, Inc.	700	851,760
*	Care.com, Inc.	2,690	29,482
#*	Cargurus, Inc.	9,652	359,730
#*	Cars.com, Inc.	12,288	233,472
	CBS Corp., Class A	5,128	263,989
	CBS Corp., Class B	45,979	2,368,378
	CenturyLink, Inc.	95,551	1,155,212
*	Charter Communications, Inc., Class A	22,137	8,531,157
*	Cincinnati Bell, Inc.	7,080	27,046
#	Cinemark Holdings, Inc.	16,616	663,311
#*	Clear Channel Outdoor Holdings, Inc.	3,850	11,665
	Cogent Communications Holdings, Inc.	7,093	446,930
	Comcast Corp., Class A	632,859	27,320,523
#*	comScore, Inc.	3,105	10,247
#*	Discovery, Inc., Class A	23,481	711,709
*	Discovery, Inc., Class C	41,473	1,171,198
*	DISH Network Corp., Class A	34,413	1,165,224
*	Electronic Arts, Inc.	40,040	3,703,700
#	Entercom Communications Corp., Class A	31,010	176,137
	Entravision Communications Corp., Class A	7,308	23,824
	EW Scripps Co. (The), Class A	5,927	90,861
*	Facebook, Inc., Class A	333,191	64,715,688
	Fox Corp., Class A	45,922	1,713,809
*	Fox Corp., Class B	21,151	786,817
#	Gannett Co., Inc.	11,949	122,477
*	GCI Liberty, Inc., Class A	12,572	750,926
*	Glu Mobile, Inc.	13,614	101,560
*	Gray Television, Inc.	14,471	256,860
*	IAC/InterActiveCorp	11,168	2,669,710
*	IDT Corp., Class B	1,800	18,288
*	IMAX Corp.	8,955	196,562
#*	Intelsat SA	7,282	164,864
	Interpublic Group of Cos., Inc. (The)	54,513	1,249,438
*	Iridium Communications, Inc.	10,799	274,727
	John Wiley & Sons, Inc., Class A	7,602	345,967
*	Liberty Broadband Corp., Class A	3,994	392,171
#*	Liberty Broadband Corp., Class C	15,388	1,531,260
*	Liberty Latin America, Ltd., Class A	2,900	47,531
*	Liberty Latin America, Ltd., Class C	16,586	272,010
*	Liberty Media Corp.-Liberty Braves, Class A	1,077	31,125
*	Liberty Media Corp.-Liberty Braves, Class B	20	695

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Braves, Class C	2,265	$65,164
*	Liberty Media Corp.-Liberty Formula One, Class A	2,694	100,971
*	Liberty Media Corp.-Liberty Formula One, Class C	13,655	537,734
*	Liberty Media Corp.-Liberty SiriusXM, Class A	12,538	521,957
*	Liberty Media Corp.-Liberty SiriusXM, Class B	200	8,360
*	Liberty Media Corp.-Liberty SiriusXM, Class C	23,330	976,594
*	Liberty TripAdvisor Holdings, Inc., Class A	10,445	120,640
#	Lions Gate Entertainment Corp., Class A	9,697	125,188
	Lions Gate Entertainment Corp., Class B	11,761	143,367
*	Live Nation Entertainment, Inc.	21,437	1,544,750
*	Madison Square Garden Co. (The), Class A	2,310	669,992
	Marcus Corp. (The)	2,400	83,976
#	Match Group, Inc.	8,088	608,946
#	Meredith Corp.	4,576	251,039
*	MSG Networks, Inc., Class A	12,005	227,975
	National CineMedia, Inc.	6,419	45,703
*	Netflix, Inc.	59,889	19,343,548
	New Media Investment Group, Inc.	6,243	67,237
	New York Times Co. (The), Class A	18,633	664,825
	News Corp., Class A	52,850	695,506
	News Corp., Class B	16,856	226,882
#	Nexstar Media Group, Inc., Class A	6,762	688,169
#	Omnicom Group, Inc.	30,860	2,475,589
#*	ORBCOMM, Inc.	7,396	43,341
*	QuinStreet, Inc.	8,288	135,012
*	Rosetta Stone, Inc.	1,296	29,756
	Saga Communications, Inc., Class A	575	17,951
	Salem Media Group, Inc.	400	832
	Scholastic Corp.	2,600	88,842
	Shenandoah Telecommunications Co.	7,800	307,008
	Sinclair Broadcast Group, Inc., Class A	10,008	502,902
#	Sirius XM Holdings, Inc.	235,876	1,476,584
#*	Snap, Inc., Class A	22,736	381,965
	Spok Holdings, Inc.	2,839	36,879
#*	Sprint Corp.	89,897	658,945
*	Take-Two Interactive Software, Inc.	15,957	1,955,052
	TEGNA, Inc.	23,899	363,026
	Telephone & Data Systems, Inc.	15,539	502,531
*	T-Mobile US, Inc.	46,394	3,698,994
	Tribune Media Co., Class A	4,171	193,826
#*	TripAdvisor, Inc.	13,717	605,606
*	TrueCar Inc.	4,430	22,504
*	Twitter, Inc.	91,386	3,866,542
*	United States Cellular Corp.	1,000	47,890
	Verizon Communications, Inc.	572,491	31,641,578
#	Viacom, Inc., Class A	1,192	41,672
	Viacom, Inc., Class B	48,537	1,473,098
*	Vonage Holdings Corp.	25,192	312,381
	Walt Disney Co. (The)	272,217	38,929,753
#	World Wrestling Entertainment, Inc., Class A	5,200	378,456
#*	Yelp, Inc.	9,465	331,748
*	Zayo Group Holdings, Inc.	27,414	924,674
*	Zedge, Inc., Class B	600	966
#*	Zillow Group, Inc., Class A	7,369	367,271
#*	Zillow Group, Inc., Class C	18,207	909,622
*	Zynga, Inc., Class A	117,300	748,374
TOTAL COMMUNICATION SERVICES			396,057,230

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (10.6%)
*	1-800-Flowers.com, Inc., Class A	3,914	$76,636
	Aaron's, Inc.	14,569	918,575
#	Abercrombie & Fitch Co., Class A	8,850	167,530
	Acushnet Holdings Corp.	2,786	71,210
#	Adient P.L.C.	11,297	268,304
*	Adtalem Global Education, Inc.	8,180	387,487
	Advance Auto Parts, Inc.	16,072	2,421,086
*	Amazon.com, Inc.	57,607	107,539,595
#*	American Axle & Manufacturing Holdings, Inc.	13,471	162,595
	American Eagle Outfitters, Inc.	22,400	396,256
*	American Outdoor Brands Corp.	5,464	52,673
*	American Public Education, Inc.	2,200	72,644
*	America's Car-Mart, Inc.	1,100	99,176
	Aptiv P.L.C.	35,433	3,105,702
	Aramark	31,206	1,129,345
#*	Asbury Automotive Group, Inc.	2,900	267,032
	Autoliv, Inc.	12,046	869,119
*	AutoNation, Inc.	8,573	417,334
*	AutoZone, Inc.	3,512	3,944,116
*	Barnes & Noble Education, Inc.	4,113	14,395
	Barnes & Noble, Inc.	6,422	41,871
	Bassett Furniture Industries, Inc.	306	3,911
*	Beazer Homes USA, Inc.	779	9,130
#	Bed Bath & Beyond, Inc.	18,932	183,830
	Best Buy Co., Inc.	33,324	2,550,286
#	Big 5 Sporting Goods Corp.	2,146	4,571
	Big Lots, Inc.	5,898	150,989
*	Biglari Holdings, Inc., Class B	7	636
	BJ's Restaurants, Inc.	3,098	122,991
	Bloomin' Brands, Inc.	16,722	284,776
*	Booking Holdings, Inc.	6,080	11,470,589
*	Boot Barn Holdings, Inc.	3,837	120,060
	BorgWarner, Inc.	27,892	1,054,318
#	Boyd Gaming Corp.	5,900	156,291
*	Bright Horizons Family Solutions, Inc.	8,347	1,269,328
#	Brinker International, Inc.	6,676	266,039
	Brunswick Corp.	12,048	592,280
#	Buckle, Inc. (The)	3,112	63,329
*	Build-A-Bear Workshop, Inc.	2,400	10,248
*	Burlington Stores, Inc.	9,600	1,735,200
*	Caesars Entertainment Corp.	53,109	628,811
	Caleres, Inc.	5,187	97,412
	Callaway Golf Co.	13,384	245,463
*	Capri Holdings, Ltd.	16,100	572,999
*	Career Education Corp.	6,800	128,928
#*	CarMax, Inc.	23,538	2,065,695
	Carnival Corp.	59,462	2,808,390
	Carriage Services, Inc.	2,167	41,433
*	Carrols Restaurant Group, Inc.	4,867	45,360
#	Carter's, Inc.	6,764	629,187
#*	Carvana Co.	6,408	407,292
	Cato Corp. (The), Class A	2,761	39,676
*	Cavco Industries, Inc.	1,157	205,194
#*	Century Communities, Inc.	1,616	44,553
#	Cheesecake Factory, Inc. (The)	6,350	273,558
#*	Chegg, Inc.	14,531	652,733
	Chico's FAS, Inc.	18,000	57,420
#	Children's Place, Inc. (The)	2,340	228,548
*	Chipotle Mexican Grill, Inc.	3,774	3,002,330

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Choice Hotels International, Inc.	5,483	$470,496
#	Churchill Downs, Inc.	5,691	680,928
*	Chuy's Holdings, Inc.	2,100	49,665
	Citi Trends, Inc.	1,200	18,420
	Collectors Universe, Inc.	600	14,226
	Columbia Sportswear Co.	4,654	493,231
#*	Conn's, Inc.	2,882	59,946
	Cooper Tire & Rubber Co.	9,301	250,383
*	Cooper-Standard Holdings, Inc.	2,453	121,374
	Core-Mark Holding Co., Inc.	6,545	244,979
#	Cracker Barrel Old Country Store, Inc.	2,416	419,683
*	Crocs, Inc.	9,700	221,645
	Culp, Inc.	1,492	26,811
	Dana, Inc.	18,876	315,418
	Darden Restaurants, Inc.	17,885	2,174,101
#	Dave & Buster's Entertainment, Inc.	4,945	201,014
*	Deckers Outdoor Corp.	4,300	672,004
	Delphi Technologies P.L.C.	11,811	221,338
*	Denny's Corp.	11,080	250,297
#	Designer Brands, Inc., Class A	9,116	167,552
*	Destination XL Group, Inc.	4,200	7,392
#	Dick's Sporting Goods, Inc.	10,939	406,603
#	Dillard's, Inc., Class A	1,953	142,139
#	Dine Brands Global, Inc.	2,200	180,598
	Dollar General Corp.	36,786	4,930,060
*	Dollar Tree, Inc.	32,938	3,351,441
	Domino's Pizza, Inc.	5,701	1,394,066
*	Dorman Products, Inc.	4,878	350,631
	DR Horton, Inc.	49,537	2,275,234
	Dunkin' Brands Group, Inc.	11,985	960,718
	eBay, Inc.	122,913	5,062,786
#*	Eldorado Resorts, Inc.	6,704	302,484
	Ethan Allen Interiors, Inc.	2,900	59,682
*	Etsy, Inc.	16,299	1,092,359
*	Everi Holdings, Inc.	5,930	71,219
	Expedia Group, Inc.	19,716	2,617,065
	Extended Stay America, Inc.	24,500	409,640
*	Famous Dave's of America, Inc.	1,332	6,087
*	Fiesta Restaurant Group, Inc.	2,996	28,612
*	Five Below, Inc.	7,721	906,909
	Flexsteel Industries, Inc.	300	5,511
#*	Floor & Decor Holdings, Inc., Class A	7,638	299,028
	Foot Locker, Inc.	16,311	669,730
	Ford Motor Co.	533,798	5,087,095
#*	Fossil Group, Inc.	8,037	88,728
*	Fox Factory Holding Corp.	6,502	520,680
*	frontdoor, Inc.	9,307	424,771
#	GameStop Corp., Class A	12,940	52,019
#	Gap, Inc. (The)	31,880	621,660
	Garmin, Ltd.	15,640	1,229,148
*	Garrett Motion, Inc.	10,009	141,828
	General Motors Co.	178,711	7,209,202
*	Genesco, Inc.	2,400	94,512
	Gentex Corp.	39,490	1,082,816
*	Gentherm, Inc.	4,803	196,491
	Genuine Parts Co.	20,593	1,999,992
*	G-III Apparel Group, Ltd.	8,675	248,625
	Goodyear Tire & Rubber Co. (The)	31,675	434,898
	Graham Holdings Co., Class B	608	451,580

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Grand Canyon Education, Inc.	6,920	$752,688
	Group 1 Automotive, Inc.	2,780	233,409
*	Groupon, Inc.	67,510	212,656
#*	GrubHub, Inc.	12,333	834,081
#	Guess?, Inc.	9,826	165,568
#	H&R Block, Inc.	31,265	865,728
	Hamilton Beach Brands Holding Co., Class A	574	9,419
#	Hanesbrands, Inc.	51,734	832,400
#	Harley-Davidson, Inc.	24,000	858,720
#	Hasbro, Inc.	17,548	2,126,116
	Haverty Furniture Cos., Inc.	1,700	30,787
*	Helen of Troy, Ltd.	3,400	504,152
#*	Hibbett Sports, Inc.	2,888	53,139
*	Hilton Grand Vacations, Inc.	14,005	457,963
	Hilton Worldwide Holdings, Inc.	37,820	3,651,521
	Home Depot, Inc. (The)	157,337	33,621,344
	Hooker Furniture Corp.	1,300	27,105
#*	Horizon Global Corp.	3,471	19,924
*	Houghton Mifflin Harcourt Co.	3,402	19,902
	Hyatt Hotels Corp., Class A	6,193	479,029
#*	Installed Building Products, Inc.	3,123	166,393
#	International Game Technology P.L.C.	7,805	104,197
	International Speedway Corp., Class A	2,719	122,573
#*	iRobot Corp.	3,667	268,058
*	J Alexander's Holdings, Inc.	1,458	15,703
	Jack in the Box, Inc.	3,806	273,385
	Johnson Outdoors, Inc., Class A	1,187	80,704
*	K12, Inc.	3,115	92,983
	KB Home	8,900	233,803
#*	Kirkland's, Inc.	1,502	2,568
	Kohl's Corp.	23,760	1,279,714
*	Kontoor Brands, Inc.	6,566	192,581
	L Brands, Inc.	32,088	832,684
*	Lakeland Industries, Inc.	1,000	10,730
#*	Lands' End, Inc.	1,303	14,203
	Las Vegas Sands Corp.	49,030	2,963,373
*	Laureate Education, Inc., Class A	11,129	182,404
	La-Z-Boy, Inc.	6,000	197,940
	LCI Industries	3,891	356,532
*	Leaf Group, Ltd.	553	3,373
	Lear Corp.	8,444	1,070,530
#	Leggett & Platt, Inc.	18,177	726,535
	Lennar Corp., Class A	42,212	2,008,025
	Lennar Corp., Class B	1,957	74,366
#*	LGI Homes, Inc.	2,722	191,329
	Lifetime Brands, Inc.	300	2,649
#	Lithia Motors, Inc., Class A	2,987	393,926
*	LKQ Corp.	45,879	1,235,521
	Lowe's Cos., Inc.	107,540	10,904,556
*	Luby's, Inc.	1,849	2,145
*	Lululemon Athletica, Inc.	12,630	2,413,467
*	M/I Homes, Inc.	2,750	97,267
	Macy's, Inc.	41,752	949,023
*	Malibu Boats, Inc., Class A	3,500	105,455
	Marine Products Corp.	1,049	16,847
*	MarineMax, Inc.	4,119	63,597
	Marriott International, Inc., Class A	39,776	5,531,251
	Marriott Vacations Worldwide Corp.	6,493	663,779
*	MasterCraft Boat Holdings, Inc.	3,540	58,764

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Mattel, Inc.	41,721	$609,127
	McDonald's Corp.	107,945	22,746,170
	MDC Holdings, Inc.	9,204	332,633
»	Media General, Inc. Contingent Value Rights	3,778	148
*	Meritage Homes Corp.	3,700	232,397
	MGM Resorts International	54,564	1,638,011
*	Modine Manufacturing Co.	8,649	118,664
*	Mohawk Industries, Inc.	8,319	1,037,296
*	Monarch Casino & Resort, Inc.	1,845	86,844
#	Monro, Inc.	5,378	452,881
#*	Motorcar Parts of America, Inc.	2,528	45,201
	Movado Group, Inc.	2,362	62,191
*	Murphy USA, Inc.	4,848	428,369
	Nathan's Famous, Inc.	509	35,940
*	National Vision Holdings, Inc.	5,725	180,853
*	Nautilus, Inc.	4,149	8,008
	Newell Brands, Inc.	22,668	321,659
	NIKE, Inc., Class B	173,165	14,897,385
#	Nordstrom, Inc.	17,457	578,001
*	Norwegian Cruise Line Holdings, Ltd.	26,978	1,333,792
*	NVR, Inc.	490	1,638,629
	Office Depot, Inc.	68,875	140,505
#*	Ollie's Bargain Outlet Holdings, Inc.	7,467	632,380
*	O'Reilly Automotive, Inc.	11,295	4,300,684
#*	Overstock.com, Inc.	1,830	41,212
#	Oxford Industries, Inc.	2,882	210,934
	Papa John's International, Inc.	3,800	168,796
#*	Party City Holdco, Inc.	9,859	62,900
*	Penn National Gaming, Inc.	10,066	196,488
#	Penske Automotive Group, Inc.	4,700	216,059
#	PetMed Express, Inc.	2,200	38,214
*	Planet Fitness, Inc., Class A	12,471	980,969
*	PlayAGS, Inc.	5,260	98,678
#	Polaris Industries, Inc.	8,338	789,358
	Pool Corp.	5,784	1,095,316
	PulteGroup, Inc.	36,663	1,155,251
	PVH Corp.	9,783	869,904
*	Quotient Technology Inc.	8,507	89,494
*	Qurate Retail, Inc.	61,253	866,117
	Ralph Lauren Corp.	6,732	701,676
	RCI Hospitality Holdings, Inc.	1,000	16,950
*	Red Lion Hotels Corp.	2,034	13,811
#*	Red Robin Gourmet Burgers, Inc.	3,072	101,437
	Red Rock Resorts, Inc., Class A	8,652	180,308
*	Regis Corp.	4,556	83,375
*	Rent-A-Center, Inc.	6,145	166,099
#*	RH	2,835	395,199
	Rocky Brands, Inc.	231	7,281
#*	Roku, Inc.	7,950	821,473
	Ross Stores, Inc.	50,961	5,403,395
	Royal Caribbean Cruises, Ltd.	23,200	2,699,088
*	RTW RetailWinds, Inc.	5,059	11,029
*	Rubicon Project, Inc. (The)	1,283	9,764
	Ruth's Hospitality Group, Inc.	4,284	95,405
#*	Sally Beauty Holdings, Inc.	17,735	243,679
#*	Scientific Games Corp., Class A	12,254	250,594
#*	SeaWorld Entertainment, Inc.	7,469	228,327
#*	Sequential Brands Group, Inc.	194	82
	Service Corp. International	22,783	1,051,208

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	ServiceMaster Global Holdings, Inc.	18,614	$990,823
#*	Shake Shack, Inc., Class A	3,585	267,656
*	Shiloh Industries, Inc.	1,564	7,883
#	Shoe Carnival, Inc.	771	19,568
*	Shutterfly, Inc.	3,662	185,627
	Shutterstock, Inc.	3,545	136,022
	Signet Jewelers, Ltd.	8,700	157,818
	Six Flags Entertainment Corp.	8,978	474,308
*	Skechers U.S.A., Inc., Class A	19,250	730,345
*	Skyline Champion Corp.	5,017	142,984
*	Sleep Number Corp.	5,594	275,057
	Sonic Automotive, Inc., Class A	4,001	110,308
#*	Sotheby's	7,207	430,330
	Speedway Motorsports, Inc.	2,352	46,570
#	Stage Stores, Inc.	3,250	2,373
	Standard Motor Products, Inc.	3,866	177,875
	Starbucks Corp.	172,390	16,323,609
	Steven Madden, Ltd.	10,338	356,764
*	Stoneridge, Inc.	3,400	110,738
	Strategic Education, Inc.	3,690	656,783
	Superior Group of Cos, Inc.	324	5,514
#	Tailored Brands, Inc.	6,906	33,632
*	Tandy Leather Factory, Inc.	663	3,859
	Tapestry, Inc.	39,190	1,212,147
	Target Corp.	70,314	6,075,130
*	Taylor Morrison Home Corp.	12,000	270,240
*	Tempur Sealy International, Inc.	7,223	579,429
#	Tenneco, Inc., Class A	6,595	59,619
#*	Tesla, Inc.	16,385	3,958,780
	Texas Roadhouse, Inc.	9,593	529,821
	Thor Industries, Inc.	6,891	410,704
#	Tiffany & Co.	14,675	1,378,276
	TJX Cos., Inc. (The)	170,258	9,289,276
	Toll Brothers, Inc.	20,185	726,054
*	TopBuild Corp.	5,949	482,642
	Tower International, Inc.	2,300	70,840
	Tractor Supply Co.	17,053	1,855,537
#*	TRI Pointe Group, Inc.	14,747	201,886
	Tupperware Brands Corp.	6,100	93,391
*	Ulta Salon Cosmetics & Fragrance, Inc.	7,773	2,714,720
#*	Under Armour, Inc., Class A	25,722	593,407
#*	Under Armour, Inc., Class C	29,264	595,230
*	Unifi, Inc.	1,766	33,042
*	Universal Electronics, Inc.	1,700	72,794
*	Urban Outfitters, Inc.	12,450	296,434
	Vail Resorts, Inc.	5,629	1,387,661
#*	Veoneer, Inc.	10,946	198,670
*	Vera Bradley, Inc.	2,206	25,920
	VF Corp.	45,962	4,016,619
*	Vista Outdoor, Inc.	7,300	52,560
#*	Visteon Corp.	4,607	303,509
#*	Wayfair, Inc., Class A	7,810	1,024,360
*	Weight Watchers International, Inc.	5,008	108,423
	Wendy's Co. (The)	26,524	482,472
	Whirlpool Corp.	9,105	1,324,595
*	William Lyon Homes, Class A	4,412	86,652
#	Williams-Sonoma, Inc.	11,160	744,149
#	Wingstop, Inc.	4,405	421,074
	Winmark Corp.	300	50,703

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Winnebago Industries, Inc.	5,624	$226,647
	Wolverine World Wide, Inc.	10,800	293,220
	Wyndham Destinations, Inc.	13,602	640,110
	Wyndham Hotels & Resorts, Inc.	13,602	769,193
	Wynn Resorts, Ltd.	10,942	1,423,226
	Yum! Brands, Inc.	43,884	4,937,828
#*	ZAGG, Inc.	171	1,134
*	Zovio, Inc.	1,683	6,412
*	Zumiez, Inc.	2,400	59,448
TOTAL CONSUMER DISCRETIONARY			429,740,667
CONSUMER STAPLES — (6.7%)
	Alico, Inc.	496	15,822
	Altria Group, Inc.	260,484	12,260,982
	Andersons, Inc. (The)	3,670	98,539
	Archer-Daniels-Midland Co.	79,111	3,249,880
*	Avon Products, Inc.	74,310	315,817
#	B&G Foods, Inc.	8,042	147,008
#*	Boston Beer Co., Inc. (The), Class A	1,385	543,363
	Brown-Forman Corp., Class A	15,102	805,843
	Brown-Forman Corp., Class B	37,260	2,042,221
	Bunge, Ltd.	20,514	1,198,633
#	Calavo Growers, Inc.	2,564	226,760
#	Cal-Maine Foods, Inc.	4,200	167,034
#	Campbell Soup Co.	25,236	1,043,256
	Casey's General Stores, Inc.	5,202	842,256
#*	Central Garden & Pet Co.	1,175	35,696
*	Central Garden & Pet Co., Class A	5,929	163,344
*	Chefs' Warehouse, Inc. (The)	4,080	148,798
	Church & Dwight Co., Inc.	35,040	2,643,418
	Clorox Co. (The)	17,676	2,874,118
	Coca-Cola Co. (The)	560,631	29,506,010
#	Coca-Cola Consolidated, Inc.	781	229,247
	Colgate-Palmolive Co.	116,444	8,353,693
	Conagra Brands, Inc.	61,443	1,773,859
	Constellation Brands, Inc., Class A	23,743	4,673,097
	Costco Wholesale Corp.	61,197	16,867,729
#	Coty, Inc., Class A	47,157	514,483
*	Darling Ingredients, Inc.	26,952	547,934
*	Edgewell Personal Care Co.	7,514	228,651
#	Energizer Holdings, Inc.	8,544	359,532
	Estee Lauder Cos., Inc. (The), Class A	30,838	5,680,051
*	Farmer Brothers Co.	1,300	21,112
	Flowers Foods, Inc.	27,221	645,138
	Fresh Del Monte Produce, Inc.	5,548	168,271
	General Mills, Inc.	83,038	4,410,148
#*	Hain Celestial Group, Inc. (The)	12,400	269,948
*	Herbalife Nutrition, Ltd.	17,200	705,544
	Hershey Co. (The)	19,837	3,010,066
#	Hormel Foods Corp.	41,024	1,681,574
*	Hostess Brands, Inc.	12,730	179,748
	Ingles Markets, Inc., Class A	1,110	34,943
	Ingredion, Inc.	9,295	718,411
	Inter Parfums, Inc.	3,030	209,918
	J&J Snack Foods Corp.	1,991	370,007
	JM Smucker Co. (The)	15,490	1,722,333
	John B. Sanfilippo & Son, Inc.	1,301	113,070
	Kellogg Co.	35,563	2,070,478
#	Keurig Dr Pepper, Inc.	28,064	789,721

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kimberly-Clark Corp.	48,614	$6,594,489
	Kraft Heinz Co. (The)	76,352	2,444,027
	Kroger Co. (The)	112,865	2,388,223
	Lamb Weston Holdings, Inc.	20,571	1,380,726
	Lancaster Colony Corp.	3,096	482,419
*	Landec Corp.	3,992	44,591
*	Lifeway Foods, Inc.	315	1,074
#	McCormick & Co., Inc.	607	95,730
#	McCormick & Co., Inc. Non-Voting	16,932	2,684,399
	Medifast, Inc.	2,100	234,465
#	MGP Ingredients, Inc.	2,956	147,770
	Molson Coors Brewing Co., Class B	25,147	1,357,687
	Mondelez International, Inc., Class A	203,605	10,890,831
*	Monster Beverage Corp.	58,484	3,770,463
#	National Beverage Corp.	1,844	80,269
*	Natural Alternatives International, Inc.	1,000	10,090
	Nu Skin Enterprises, Inc., Class A	7,059	282,219
	Oil-Dri Corp. of America	641	22,711
	PepsiCo, Inc.	194,139	24,812,906
*	Performance Food Group Co.	15,639	685,770
	Philip Morris International, Inc.	217,539	18,188,436
*	Pilgrim's Pride Corp.	9,583	259,316
*	Post Holdings, Inc.	9,248	991,571
	PriceSmart, Inc.	2,200	134,200
	Procter & Gamble Co. (The)	347,358	41,002,138
#*	Pyxus International, Inc.	876	12,501
#*	Revlon, Inc., Class A	1,909	38,027
	Rocky Mountain Chocolate Factory, Inc.	950	8,550
	Sanderson Farms, Inc.	2,941	385,330
*	Seneca Foods Corp., Class A	500	15,790
*	Simply Good Foods Co. (The)	8,484	231,019
	SpartanNash Co.	4,621	54,620
#	Spectrum Brands Holdings, Inc.	5,391	270,143
*	Sprouts Farmers Market, Inc.	16,414	277,889
	Sysco Corp.	68,280	4,681,960
#	Tootsie Roll Industries, Inc.	2,373	88,655
*	TreeHouse Foods, Inc.	6,632	393,543
	Tyson Foods, Inc., Class A	41,051	3,263,554
*	United Natural Foods, Inc.	6,000	59,160
	United-Guardian, Inc.	600	11,748
	Universal Corp.	3,647	216,996
*	US Foods Holding Corp.	27,981	989,688
*	USANA Health Sciences, Inc.	1,600	108,880
#	Vector Group, Ltd.	13,136	151,721
	Walgreens Boots Alliance, Inc.	114,651	6,247,333
	Walmart, Inc.	201,176	22,205,807
#	WD-40 Co.	1,826	331,529
#	Weis Markets, Inc.	1,930	70,348
TOTAL CONSUMER STAPLES			273,778,815
ENERGY — (4.5%)
	Adams Resources & Energy, Inc.	300	9,789
	Anadarko Petroleum Corp.	63,866	4,704,370
	Apache Corp.	38,209	933,064
*	Apergy Corp.	12,138	394,849
#	Arch Coal, Inc., Class A	2,689	239,751
	Archrock, Inc.	19,196	210,772
#	Baker Hughes a GE Co.	57,301	1,454,872
*	C&J Energy Services, Inc.	3,704	40,522

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Cabot Oil & Gas Corp.	60,126	$1,152,014
*	Cactus, Inc., Class A	7,666	225,150
#*	California Resources Corp.	9,490	145,292
#*	Callon Petroleum Co.	28,039	137,952
#*	CARBO Ceramics, Inc.	2,120	2,714
#*	Carrizo Oil & Gas, Inc.	14,266	135,955
#*	Centennial Resource Development, Inc., Class A	21,061	125,313
*	Cheniere Energy, Inc.	31,700	2,065,255
#*	Chesapeake Energy Corp.	122,890	222,431
	Chevron Corp.	267,765	32,964,549
	Cimarex Energy Co.	12,091	612,651
	Concho Resources, Inc.	28,102	2,745,003
	ConocoPhillips	156,447	9,242,889
*	CONSOL Energy, Inc.	3,000	64,470
*	Continental Resources, Inc.	13,475	500,866
*	Contura Energy, Inc.	600	21,498
#	Core Laboratories NV	4,453	223,407
	CVR Energy, Inc.	5,612	297,829
*	Dawson Geophysical Co.	1,720	4,094
	Delek US Holdings, Inc.	10,681	460,138
#*	Denbury Resources, Inc.	69,938	79,030
	Devon Energy Corp.	60,267	1,627,209
	DHT Holdings, Inc.	6,363	35,951
#*	Diamond Offshore Drilling, Inc.	4,379	39,586
	Diamondback Energy, Inc.	21,565	2,230,468
	DMC Global, Inc.	1,705	89,069
*	Dorian LPG, Ltd.	487	4,456
#*	Dril-Quip, Inc.	4,787	251,892
#	EnLink Midstream LLC	7,482	71,827
	EOG Resources, Inc.	81,299	6,979,519
#	EQT Corp.	34,466	520,781
#	Equitrans Midstream Corp.	29,069	482,255
*	Era Group, Inc.	2,200	22,704
*	Exterran Corp.	5,062	69,096
	Exxon Mobil Corp.	593,816	44,156,158
*	Frank's International NV	4,232	24,122
	GasLog, Ltd.	8,332	118,648
*	Geospace Technologies Corp.	1,000	15,610
	Green Plains, Inc.	3,514	35,456
*	Gulf Island Fabrication, Inc.	1,100	7,876
*	Gulfport Energy Corp.	29,472	111,404
	Halliburton Co.	120,406	2,769,338
*	Helix Energy Solutions Group, Inc.	29,825	261,267
	Helmerich & Payne, Inc.	17,784	883,509
	Hess Corp.	37,822	2,452,379
	HollyFrontier Corp.	23,391	1,164,170
*	International Seaways, Inc.	164	2,790
*	Keane Group, Inc.	3,363	21,153
	Kinder Morgan, Inc.	280,421	5,782,281
*	KLX Energy Services Holdings, Inc.	2,780	43,702
#	Kosmos Energy, Ltd.	30,409	182,758
	Marathon Oil Corp.	114,077	1,605,063
	Marathon Petroleum Corp.	95,199	5,368,272
#*	Matador Resources Co.	15,199	267,958
*	Matrix Service Co.	3,244	59,592
#*	McDermott International, Inc.	25,600	164,352
#	Murphy Oil Corp.	24,118	579,797
	NACCO Industries, Inc., Class A	287	15,254
	National Oilwell Varco, Inc.	43,515	1,036,527

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Natural Gas Services Group, Inc.	1,600	$25,664
*	Newpark Resources, Inc.	18,686	142,574
	Noble Energy, Inc.	52,648	1,162,468
#*	Northern Oil and Gas, Inc.	29,474	47,748
*	Oasis Petroleum, Inc.	41,135	200,327
	Occidental Petroleum Corp.	104,904	5,387,869
*	Oceaneering International, Inc.	11,442	176,779
*	Oil States International, Inc.	8,123	121,195
	ONEOK, Inc.	58,148	4,075,012
	Panhandle Oil and Gas, Inc., Class A	2,000	23,620
*	Par Pacific Holdings, Inc.	5,285	121,872
*	Parsley Energy, Inc., Class A	44,843	743,945
	Patterson-UTI Energy, Inc.	27,725	322,442
	PBF Energy, Inc., Class A	15,842	442,467
*	PDC Energy, Inc.	7,417	213,090
	Peabody Energy Corp.	10,560	222,394
#*	Penn Virginia Corp.	1,500	51,360
	Phillips 66	62,092	6,368,156
	Pioneer Natural Resources Co.	23,789	3,283,834
*	ProPetro Holding Corp.	11,426	207,153
#	Range Resources Corp.	33,373	189,892
#*	Renewable Energy Group, Inc.	5,800	78,822
#*	REX American Resources Corp.	400	29,840
*	RigNet, Inc.	1,066	9,306
#	RPC, Inc.	9,225	57,011
	Schlumberger, Ltd.	131,055	5,238,268
#	Scorpio Tankers, Inc.	5,675	148,742
*	SEACOR Holdings, Inc.	2,200	104,808
#*	SEACOR Marine Holdings, Inc.	2,211	31,131
	SemGroup Corp., Class A	7,546	95,608
#	Ship Finance International, Ltd.	6,400	84,160
	SM Energy Co.	15,100	150,547
#*	Southwestern Energy Co.	67,154	147,739
#*	SRC Energy, Inc.	33,146	135,236
*	Talos Energy, Inc.	1,493	30,726
#	Targa Resources Corp.	30,953	1,204,381
	TechnipFMC P.L.C.	49,953	1,375,706
*	Tidewater, Inc.	2,855	65,636
#*	Transocean, Ltd.	50,725	308,408
#	US Silica Holdings, Inc.	9,737	134,955
	Valaris P.L.C.	29,850	244,472
	Valero Energy Corp.	57,820	4,929,155
*	W&T Offshore, Inc.	6,703	30,096
#*	Whiting Petroleum Corp.	16,371	289,439
	Williams Cos., Inc. (The)	169,160	4,168,102
	World Fuel Services Corp.	12,674	494,793
*	WPX Energy, Inc.	62,884	656,509
TOTAL ENERGY			182,744,195
FINANCIALS — (13.7%)
	1st Source Corp.	2,189	102,774
	Affiliated Managers Group, Inc.	11,423	979,979
	Aflac, Inc.	137,694	7,248,212
*	Alleghany Corp.	2,069	1,418,775
	Allstate Corp. (The)	47,938	5,148,541
	Ally Financial, Inc.	57,843	1,903,613
*	Ambac Financial Group, Inc.	5,480	99,846
	American Equity Investment Life Holding Co.	11,011	284,084
	American Express Co.	100,707	12,524,930

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	10,824	$1,108,161
	American International Group, Inc.	123,774	6,930,106
	American National Insurance Co.	1,669	201,982
	American River Bankshares	882	11,598
	Ameriprise Financial, Inc.	19,494	2,836,572
	Ameris Bancorp	6,188	246,097
	AMERISAFE, Inc.	2,573	167,399
	AmeriServ Financial, Inc.	100	410
	Aon P.L.C.	33,805	6,397,596
*	Arch Capital Group, Ltd.	51,658	1,998,648
#	Ares Management Corp., Class A	16,466	481,630
	Argo Group International Holdings, Ltd.	4,563	312,292
	Arrow Financial Corp.	1,030	34,258
	Arthur J Gallagher & Co.	24,432	2,209,386
	Artisan Partners Asset Management, Inc., Class A	8,297	245,508
	Associated Banc-Corp	24,056	521,294
	Assurant, Inc.	8,626	977,843
	Assured Guaranty, Ltd.	15,585	680,909
*	Asta Funding, Inc.	47	345
*	Athene Holding, Ltd., Class A	21,347	872,238
	Atlantic Union Bankshares Corp.	6,055	230,272
*	Atlanticus Holdings Corp.	1,196	5,645
	Axis Capital Holdings, Ltd.	12,040	766,587
#*	Axos Financial, Inc.	7,924	232,252
	Banc of California, Inc.	5,496	85,902
	BancFirst Corp.	1,856	108,279
*	Bancorp, Inc. (The)	11,158	108,009
	BancorpSouth Bank	11,034	329,806
	Bank of America Corp.	1,304,159	40,011,598
	Bank of Hawaii Corp.	5,700	485,925
	Bank of New York Mellon Corp. (The)	124,181	5,826,573
	Bank of NT Butterfield & Son, Ltd. (The)	6,637	208,601
	Bank OZK	16,396	501,390
	BankUnited, Inc.	13,594	467,770
	Banner Corp.	5,157	305,604
	BB&T Corp.	106,788	5,502,786
*	Berkshire Hathaway, Inc., Class B	272,020	55,881,069
	Berkshire Hills Bancorp, Inc.	8,731	286,377
	BGC Partners, Inc., Class A	29,733	163,829
	BlackRock, Inc.	16,542	7,736,363
*	Blucora, Inc.	5,747	172,065
	BOK Financial Corp.	3,544	296,562
	Boston Private Financial Holdings, Inc.	16,355	188,737
	Bridge Bancorp, Inc.	439	12,823
*	Brighthouse Financial, Inc.	15,457	605,451
*	BrightSphere Investment Group P.L.C.	11,035	118,074
	Brookline Bancorp, Inc.	9,168	135,961
	Brown & Brown, Inc.	34,636	1,244,471
	Bryn Mawr Bank Corp.	2,727	101,117
	Cadence BanCorp	11,452	196,287
	Camden National Corp.	900	40,239
*	Cannae Holdings, Inc.	8,442	244,396
	Capital City Bank Group, Inc.	1,069	27,602
	Capital One Financial Corp.	65,767	6,078,186
	Capitol Federal Financial, Inc.	16,210	221,429
	Carolina Financial Corp.	853	29,957
	Cathay General Bancorp	10,064	374,582
	Cboe Global Markets, Inc.	13,890	1,518,316
	CenterState Banks Corp.	13,823	336,175

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Central Pacific Financial Corp.	4,331	$127,635
	Charles Schwab Corp. (The)	168,819	7,296,357
	Chubb, Ltd.	64,395	9,842,132
	Cincinnati Financial Corp.	20,767	2,228,922
	CIT Group, Inc.	14,192	717,406
	Citigroup, Inc.	331,672	23,601,780
	Citizens Community Bancorp, Inc.	600	6,540
	Citizens Financial Group, Inc.	63,145	2,352,783
#*	Citizens, Inc.	4,015	29,912
	City Holding Co.	1,857	143,825
	CME Group, Inc.	49,592	9,641,677
	CNA Financial Corp.	4,268	204,395
	CNB Financial Corp.	280	7,902
	CNO Financial Group, Inc.	21,200	358,492
#	Cohen & Steers, Inc.	3,355	175,701
	Columbia Banking System, Inc.	9,823	370,425
*	Columbia Financial, Inc.	4,380	66,970
	Comerica, Inc.	22,555	1,651,026
#	Commerce Bancshares, Inc.	14,797	900,101
	Community Bank System, Inc.	7,087	467,671
	Community Trust Bancorp, Inc.	1,749	73,965
	ConnectOne Bancorp, Inc.	3,250	74,295
*	Consumer Portfolio Services, Inc.	1,025	3,741
#*	Cowen, Inc., Class A	6,121	107,485
	Crawford & Co., Class A	3,717	38,397
	Crawford & Co., Class B	1,800	16,866
#*	Credit Acceptance Corp.	1,774	848,025
#	Cullen/Frost Bankers, Inc.	8,690	825,029
*	Customers Bancorp, Inc.	2,950	60,829
	CVB Financial Corp.	13,135	289,101
	Diamond Hill Investment Group, Inc.	388	54,689
	Dime Community Bancshares, Inc.	5,980	120,676
	Discover Financial Services	46,851	4,204,409
	Donegal Group, Inc., Class A	1,374	20,404
#*	Donnelley Financial Solutions, Inc.	4,653	63,420
	E*TRADE Financial Corp.	34,791	1,697,453
	Eagle Bancorp, Inc.	5,963	240,369
	East West Bancorp, Inc.	18,946	909,597
	Eaton Vance Corp.	17,021	757,434
*	eHealth, Inc.	2,800	290,500
	EMC Insurance Group, Inc.	1,299	46,686
	Employers Holdings, Inc.	3,900	171,210
#*	Encore Capital Group, Inc.	2,794	100,528
*	Enova International, Inc.	4,161	112,139
*	Enstar Group, Ltd.	1,377	243,936
	Enterprise Financial Services Corp.	3,580	149,214
#	Erie Indemnity Co., Class A	3,717	828,036
	ESSA Bancorp, Inc.	707	10,852
*	Essent Group, Ltd.	11,696	539,887
	Evercore, Inc., Class A	5,480	473,308
	Everest Re Group, Ltd.	5,600	1,381,184
#	FactSet Research Systems, Inc.	5,709	1,583,106
	FB Financial Corp.	2,295	87,233
	FBL Financial Group, Inc., Class A	2,100	131,670
	Federal Agricultural Mortgage Corp., Class C	1,372	106,014
	Federated Investors, Inc., Class B	12,401	430,935
	FedNat Holding Co.	1,029	12,852
	Fidelity National Financial, Inc.	34,550	1,481,504
	Fifth Third Bancorp	106,991	3,176,563

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Financial Institutions, Inc.	1,243	$38,272
	First American Financial Corp.	16,328	944,085
	First Bancorp	4,600	169,924
	First BanCorp	37,277	401,101
	First Busey Corp.	4,518	122,122
	First Citizens BancShares, Inc., Class A	1,022	477,294
	First Commonwealth Financial Corp.	18,545	255,365
	First Community Bancshares, Inc.	1,700	56,219
	First Defiance Financial Corp.	3,076	88,343
	First Financial Bancorp	10,146	258,622
#	First Financial Bankshares, Inc.	18,270	598,342
	First Financial Corp.	1,100	47,751
	First Hawaiian, Inc.	8,300	222,108
	First Horizon National Corp.	47,233	774,621
	First Interstate BancSystem, Inc., Class A	3,727	149,192
	First Merchants Corp.	6,618	260,815
	First Midwest Bancorp, Inc.	13,632	294,860
	First Republic Bank	21,838	2,169,824
	FirstCash, Inc.	7,602	765,065
	Flagstar Bancorp, Inc.	3,528	121,645
	Flushing Financial Corp.	3,663	74,579
	FNB Corp.	48,442	583,726
#	Franklin Resources, Inc.	43,820	1,429,847
	Fulton Financial Corp.	24,716	420,172
	GAMCO Investors, Inc., Class A	467	9,480
*	Genworth Financial, Inc., Class A	57,056	227,653
	German American Bancorp, Inc.	2,097	66,160
	Glacier Bancorp, Inc.	10,240	429,158
	Global Indemnity, Ltd.	1,204	34,061
	Goldman Sachs Group, Inc. (The)	46,722	10,284,914
	Great Southern Bancorp, Inc.	1,100	65,956
	Great Western Bancorp, Inc.	7,415	250,775
*	Green Dot Corp., Class A	7,627	386,613
#*	Greenlight Capital Re, Ltd., Class A	2,682	22,395
*	Hallmark Financial Services, Inc.	1,034	16,027
	Hamilton Lane, Inc., Class A	4,619	271,135
	Hancock Whitney Corp.	12,798	531,373
	Hanmi Financial Corp.	4,412	94,814
	Hanover Insurance Group, Inc. (The)	6,256	811,466
	Hartford Financial Services Group, Inc. (The)	49,236	2,837,471
#	HCI Group, Inc.	1,104	44,259
	Heartland Financial USA, Inc.	4,337	208,566
	Heritage Commerce Corp.	6,041	74,727
	Heritage Financial Corp.	5,382	153,495
	Hilltop Holdings, Inc.	10,020	227,254
	Home BancShares, Inc.	20,650	406,185
*	HomeStreet, Inc.	2,186	63,438
	HomeTrust Bancshares, Inc.	1,062	27,750
	Hope Bancorp, Inc.	15,457	227,991
#*»	HopFed Bancorp, Inc.	208	4,188
	Horace Mann Educators Corp.	6,852	297,651
	Horizon Bancorp, Inc.	2,741	47,748
	Houlihan Lokey, Inc.	5,896	271,216
	Huntington Bancshares, Inc.	145,799	2,077,636
	IBERIABANK Corp.	7,980	626,989
	Independence Holding Co.	2,640	100,056
	Independent Bank Corp.	4,827	375,348
	Independent Bank Group, Inc.	3,987	226,501
	Interactive Brokers Group, Inc., Class A	9,172	470,157

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Intercontinental Exchange, Inc.	79,449	$6,980,389
	International Bancshares Corp.	7,870	296,148
*	INTL. FCStone, Inc.	3,928	160,184
	Invesco, Ltd.	48,960	939,542
	Investors Bancorp, Inc.	40,700	462,352
	James River Group Holdings, Ltd.	4,178	199,834
	Janus Henderson Group P.L.C.	23,677	475,197
	Jefferies Financial Group, Inc.	36,174	771,591
	JPMorgan Chase & Co.	467,565	54,237,540
	Kearny Financial Corp.	14,367	191,799
	Kemper Corp.	7,586	667,720
	KeyCorp	141,769	2,604,297
	Kinsale Capital Group, Inc.	3,185	286,204
	Lakeland Bancorp, Inc.	3,852	63,096
	Lakeland Financial Corp.	3,274	150,571
	Lazard, Ltd., Class A	12,235	473,617
	LegacyTexas Financial Group, Inc.	8,644	369,445
	Legg Mason, Inc.	13,474	507,431
*	LendingClub Corp.	7,919	117,043
#*	LendingTree, Inc.	1,121	361,567
	Lincoln National Corp.	28,868	1,886,235
#	Live Oak Bancshares, Inc.	1,853	36,078
	Loews Corp.	36,005	1,927,708
	LPL Financial Holdings, Inc.	12,308	1,032,272
	M&T Bank Corp.	18,016	2,959,128
	Macatawa Bank Corp.	886	9,108
*	Markel Corp.	1,959	2,182,189
	MarketAxess Holdings, Inc.	5,027	1,694,300
	Marlin Business Services Corp.	1,200	27,852
	Marsh & McLennan Cos., Inc.	69,308	6,847,630
#*	MBIA, Inc.	14,600	136,218
	Mercantile Bank Corp.	285	9,576
	Mercury General Corp.	3,136	177,843
	Meridian Bancorp, Inc.	4,269	78,293
	Meta Financial Group, Inc.	3,312	102,241
	MetLife, Inc.	114,695	5,668,227
*	MGIC Investment Corp.	15,500	199,175
	MidSouth Bancorp, Inc.	900	11,007
	Moelis & Co., Class A	6,804	247,938
	Moody's Corp.	24,111	5,167,952
	Morgan Stanley	178,850	7,969,556
	Morningstar, Inc.	3,131	475,849
#*	Mr Cooper Group, Inc.	5,755	43,796
	MSCI, Inc.	11,941	2,713,473
	Nasdaq, Inc.	15,231	1,467,811
	National Bank Holdings Corp., Class A	4,119	149,437
	National General Holdings Corp.	7,887	195,045
	National Western Life Group, Inc., Class A	328	88,232
	Navient Corp.	42,747	604,870
#	NBT Bancorp, Inc.	5,284	204,491
	Nelnet, Inc., Class A	3,140	196,438
#	New York Community Bancorp, Inc.	64,046	738,450
»	NewStar Financial, Inc.	3,834	373
*	NMI Holdings, Inc., Class A	9,277	230,812
	Northern Trust Corp.	28,417	2,784,866
	Northfield Bancorp, Inc.	5,064	79,252
	Northrim BanCorp, Inc.	600	23,382
	Northwest Bancshares, Inc.	13,916	238,659
	OceanFirst Financial Corp.	5,616	137,030

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OFG Bancorp	7,161	$162,053
	Old National Bancorp	20,761	365,601
	Old Republic International Corp.	35,057	799,650
	OneMain Holdings, Inc.	9,240	382,998
	Oppenheimer Holdings, Inc., Class A	765	22,292
	Opus Bank	2,493	55,868
	Oritani Financial Corp.	6,231	112,781
*	Pacific Mercantile Bancorp	1,425	11,001
	Pacific Premier Bancorp, Inc.	4,952	156,632
#	PacWest Bancorp	15,683	605,834
#	Park National Corp.	1,287	121,737
	Patriot National Bancorp, Inc.	20	289
	Peapack Gladstone Financial Corp.	1,562	44,408
	Pennymac Financial Services, Inc.	6,634	159,282
	Peoples Bancorp, Inc.	1,197	38,795
	People's United Financial, Inc.	48,324	793,480
	Pinnacle Financial Partners, Inc.	10,246	622,342
	Piper Jaffray Cos.	1,704	131,719
	PJT Partners, Inc., Class A	2,689	113,368
	PNC Financial Services Group, Inc. (The)	64,610	9,232,769
	Popular, Inc.	12,467	717,601
*	PRA Group, Inc.	5,700	177,441
	Preferred Bank	1,290	69,905
	Primerica, Inc.	6,182	758,470
	Principal Financial Group, Inc.	36,340	2,109,174
	ProAssurance Corp.	6,800	265,812
	Progressive Corp. (The)	80,974	6,557,275
#	Prosperity Bancshares, Inc.	9,080	630,061
	Protective Insurance Corp., Class B	562	9,301
	Provident Financial Services, Inc.	8,862	214,283
	Prudential Financial, Inc.	57,143	5,789,157
	Pzena Investment Management, Inc., Class A	566	4,607
	Radian Group, Inc.	18,341	418,175
	Raymond James Financial, Inc.	17,400	1,403,658
*	Regional Management Corp.	133	3,209
	Regions Financial Corp.	145,331	2,315,123
	Reinsurance Group of America, Inc.	8,590	1,339,353
	RenaissanceRe Holdings, Ltd.	5,405	979,116
	Renasant Corp.	7,295	261,818
	Republic Bancorp, Inc., Class A	805	38,455
*	Republic First Bancorp, Inc.	500	2,175
	Riverview Bancorp, Inc.	1,205	10,242
	RLI Corp.	6,014	542,042
	S&P Global, Inc.	34,388	8,423,341
	S&T Bancorp, Inc.	5,942	226,212
*	Safeguard Scientifics, Inc.	1,767	20,639
	Safety Insurance Group, Inc.	1,800	177,588
	Sandy Spring Bancorp, Inc.	5,289	192,731
	Santander Consumer USA Holdings, Inc.	16,534	444,930
*	Seacoast Banking Corp. of Florida	2,685	72,602
	SEI Investments Co.	20,218	1,204,791
	Selective Insurance Group, Inc.	8,098	608,970
	ServisFirst Bancshares, Inc.	5,118	174,319
	Sierra Bancorp	240	6,257
	Signature Bank	6,794	865,963
	Simmons First National Corp., Class A	11,400	293,550
	SLM Corp.	53,247	485,080
	South State Corp.	4,405	352,708
#	Southside Bancshares, Inc.	3,294	114,038

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	State Auto Financial Corp.	1,800	$62,244
	State Street Corp.	50,526	2,935,055
	Sterling Bancorp	30,548	667,474
	Stewart Information Services Corp.	2,494	94,348
	Stifel Financial Corp.	8,789	525,670
	Stock Yards Bancorp, Inc.	2,599	99,412
	SunTrust Banks, Inc.	62,250	4,145,850
*	SVB Financial Group	6,992	1,621,934
	Synchrony Financial	93,362	3,349,829
	Synovus Financial Corp.	23,034	879,208
	T Rowe Price Group, Inc.	33,020	3,744,138
	TCF Financial Corp.	18,696	399,720
	TCF Financial Corp.	9,363	393,621
	TD Ameritrade Holding Corp.	38,548	1,969,803
	Territorial Bancorp, Inc.	840	24,150
*	Texas Capital Bancshares, Inc.	5,603	352,597
#	TFS Financial Corp.	9,945	178,612
*	Third Point Reinsurance, Ltd.	3,922	39,534
	Tompkins Financial Corp.	1,215	99,594
	Torchmark Corp.	14,850	1,356,102
	Towne Bank	7,933	223,235
	Travelers Cos., Inc. (The)	36,280	5,319,374
	TriCo Bancshares	1,628	61,457
*	Triumph Bancorp, Inc.	4,799	149,777
	TrustCo Bank Corp. NY	7,300	59,130
	Trustmark Corp.	10,591	376,404
	U.S. Bancorp.	215,965	12,342,400
	UMB Financial Corp.	4,774	325,873
	Umpqua Holdings Corp.	24,579	429,149
#	United Bankshares, Inc.	13,136	493,782
	United Community Banks, Inc.	10,398	298,423
	United Community Financial Corp.	596	6,067
	United Financial Bancorp, Inc.	5,504	78,927
	United Fire Group, Inc.	2,765	144,527
	United Security Bancshares	1,875	20,100
	Universal Insurance Holdings, Inc.	4,236	105,095
	Univest Financial Corp.	2,249	61,758
	Unum Group	29,554	944,250
#	Valley National Bancorp	36,709	409,672
	Value Line, Inc.	300	7,830
	Veritex Holdings, Inc.	6,097	156,022
#	Virtu Financial, Inc., Class A	6,550	142,004
#	Virtus Investment Partners, Inc.	750	80,370
	Voya Financial, Inc.	20,581	1,156,035
#	Waddell & Reed Financial, Inc., Class A	9,308	162,890
	Walker & Dunlop, Inc.	4,440	259,030
	Washington Federal, Inc.	11,396	416,866
	Washington Trust Bancorp, Inc.	1,700	85,391
	Waterstone Financial, Inc.	1,767	29,862
	Webster Financial Corp.	13,134	669,834
	Wells Fargo & Co.	600,053	29,048,566
	WesBanco, Inc.	5,168	189,045
	West Bancorporation, Inc.	2,033	43,059
#	Westamerica Bancorporation	3,200	205,120
*	Western Alliance Bancorp	14,411	712,480
	Western New England Bancorp, Inc.	4,099	38,285
	Westwood Holdings Group, Inc.	700	21,910
	White Mountains Insurance Group, Ltd.	483	519,708
	Willis Towers Watson P.L.C.	16,990	3,316,788

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Wintrust Financial Corp.	7,273	$520,310
#	WisdomTree Investments, Inc.	6,819	42,278
*	World Acceptance Corp.	933	118,239
	WR Berkley Corp.	20,598	1,429,295
	WSFS Financial Corp.	7,001	296,632
#	Zions Bancorp NA	25,393	1,144,462
TOTAL FINANCIALS			558,953,822
HEALTH CARE — (13.3%)
	Abbott Laboratories	265,855	23,155,971
	AbbVie, Inc.	206,106	13,730,782
*	ABIOMED, Inc.	10,538	2,935,465
#*	Acadia Healthcare Co., Inc.	11,576	369,737
#*	Accuray, Inc.	125	518
*	Achillion Pharmaceuticals, Inc.	1,800	7,938
*	Addus HomeCare Corp.	2,000	161,180
	Agilent Technologies, Inc.	50,668	3,516,866
#*	Agios Pharmaceuticals, Inc.	7,675	369,244
#*	Alder Biopharmaceuticals, Inc.	6,102	61,752
*	Alexion Pharmaceuticals, Inc.	31,092	3,522,413
*	Align Technology, Inc.	10,119	2,115,681
*	Alkermes P.L.C.	21,525	498,519
	Allergan P.L.C.	35,721	5,733,221
*	Allscripts Healthcare Solutions, Inc.	22,760	234,428
#*	Alnylam Pharmaceuticals, Inc.	12,658	982,134
#*	AMAG Pharmaceuticals, Inc.	4,612	38,095
*	Amedisys, Inc.	4,237	584,240
	AmerisourceBergen Corp.	22,133	1,928,891
	Amgen, Inc.	84,121	15,695,296
#*	Amicus Therapeutics, Inc.	19,725	244,590
*	AMN Healthcare Services, Inc.	6,328	337,789
*	Amphastar Pharmaceuticals, Inc.	2,755	55,513
#*	AnaptysBio, Inc.	2,444	131,267
*	AngioDynamics, Inc.	8,111	165,302
#*	ANI Pharmaceuticals, Inc.	786	66,488
#*	Anika Therapeutics, Inc.	1,888	104,010
	Anthem, Inc.	36,221	10,671,069
*	Aptevo Therapeutics, Inc.	2,299	2,046
*	Arena Pharmaceuticals, Inc.	8,044	504,198
*	Assertio Therapeutics, Inc.	8,100	27,783
#*	Atara Biotherapeutics, Inc.	5,420	77,343
	Atrion Corp.	200	153,900
*	Audentes Therapeutics, Inc.	4,309	167,706
*	Avanos Medical, Inc.	7,033	286,384
	Baxter International, Inc.	68,835	5,780,075
	Becton Dickinson and Co.	37,516	9,484,045
*	Biogen, Inc.	27,805	6,612,585
*	BioMarin Pharmaceutical, Inc.	24,695	1,958,807
*	Bio-Rad Laboratories, Inc., Class A	3,113	980,284
#*	BioScrip, Inc.	6,872	19,448
*	BioSpecifics Technologies Corp.	324	18,824
	Bio-Techne Corp.	5,789	1,216,558
*	BioTelemetry, Inc.	5,963	279,963
#*	Bluebird Bio, Inc.	6,932	909,686
*	Boston Scientific Corp.	194,600	8,262,716
	Bristol-Myers Squibb Co.	227,309	10,094,793
*	Brookdale Senior Living, Inc.	33,789	263,216
	Bruker Corp.	14,667	701,816
*	Cambrex Corp.	4,241	185,756

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Cantel Medical Corp.	5,530	$510,308
*	Capital Senior Living Corp.	3,849	20,554
	Cardinal Health, Inc.	40,513	1,852,660
*	Cardiovascular Systems, Inc.	6,970	319,435
*	Catalent, Inc.	19,110	1,079,524
*	Celgene Corp.	68,002	6,246,664
*	Centene Corp.	56,815	2,959,493
	Cerner Corp.	41,195	2,951,622
*	Charles River Laboratories International, Inc.	7,143	961,019
	Chemed Corp.	2,300	932,397
*	Cigna Corp.	52,440	8,910,605
	Computer Programs & Systems, Inc.	1,145	29,552
*	Concert Pharmaceuticals, Inc.	2,800	28,168
	CONMED Corp.	3,600	314,460
	Cooper Cos., Inc. (The)	6,672	2,251,133
#*	Corcept Therapeutics, Inc.	14,598	164,373
*	CorVel Corp.	1,800	153,360
#*	Covetrus, Inc.	8,196	193,999
*	Cross Country Healthcare, Inc.	5,300	50,297
*	CryoLife, Inc.	6,761	194,852
#*	Cumberland Pharmaceuticals, Inc.	2,792	16,333
*	Cutera, Inc.	1,850	47,286
	CVS Health Corp.	181,054	10,115,487
*	Cymabay Therapeutics, Inc.	6,663	41,177
	Danaher Corp.	87,627	12,311,594
*	DaVita, Inc.	20,640	1,235,304
#*	Denali Therapeutics, Inc.	7,326	156,410
	DENTSPLY SIRONA, Inc.	28,853	1,571,046
*	DexCom, Inc.	12,679	1,988,955
#*	Diplomat Pharmacy, Inc.	4,300	22,661
#*	Eagle Pharmaceuticals, Inc.	2,534	139,015
*	Edwards Lifesciences Corp.	29,331	6,243,103
*	Elanco Animal Health, Inc.	59,718	1,968,305
	Eli Lilly & Co.	114,397	12,463,553
*	Emergent BioSolutions, Inc.	6,931	305,934
*	Enanta Pharmaceuticals, Inc.	1,869	140,212
	Encompass Health Corp.	14,301	912,976
	Ensign Group, Inc. (The)	6,268	377,710
*	Enzo Biochem, Inc.	3,718	14,537
#*	Epizyme, Inc.	10,206	135,332
#*	Evolent Health, Inc., Class A	7,826	53,373
#*	Exact Sciences Corp.	17,284	1,989,561
*	Exelixis, Inc.	39,633	842,994
#*	G1 Therapeutics, Inc.	1,524	37,810
*	Genomic Health, Inc.	3,069	223,945
	Gilead Sciences, Inc.	178,914	11,722,445
#*	Global Blood Therapeutics, Inc.	5,167	283,152
*	Globus Medical, Inc., Class A	10,657	485,746
#*	Guardant Health, Inc.	1,424	133,842
*	Haemonetics Corp.	7,180	876,534
*	Hanger, Inc.	3,139	54,148
*	Harvard Bioscience, Inc.	4,139	10,265
	HCA Healthcare, Inc.	38,901	5,193,673
#*	HealthEquity, Inc.	8,405	689,042
*	HealthStream, Inc.	2,809	79,326
*	Henry Schein, Inc.	20,492	1,363,538
#*	Heska Corp.	628	50,328
	Hill-Rom Holdings, Inc.	9,786	1,043,579
*	HMS Holdings Corp.	13,850	483,365

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Hologic, Inc.	39,092	$2,003,465
*	Horizon Therapeutics P.L.C.	22,573	561,842
	Humana, Inc.	19,073	5,659,913
*	ICU Medical, Inc.	2,432	618,798
*	IDEXX Laboratories, Inc.	12,523	3,532,112
*	Illumina, Inc.	20,721	6,203,453
*	Incyte Corp.	24,925	2,116,631
*	Innoviva, Inc.	12,321	146,373
#*	Inogen, Inc.	2,436	149,814
#*	Insmed, Inc.	6,543	143,619
#*	Insulet Corp.	9,356	1,150,227
*	Integer Holdings Corp.	5,040	441,151
#*	Integra LifeSciences Holdings Corp.	10,300	652,917
#*	Intra-Cellular Therapies, Inc.	7,505	62,667
#*	IntriCon Corp.	800	14,384
*	Intuitive Surgical, Inc.	15,836	8,226,960
#*	Invitae Corp.	1,732	46,573
#*	Ionis Pharmaceuticals, Inc.	17,930	1,180,870
*	IQVIA Holdings, Inc.	21,731	3,458,923
*	Jazz Pharmaceuticals P.L.C.	8,046	1,121,451
	Johnson & Johnson	371,427	48,367,224
*	Laboratory Corp. of America Holdings	14,331	2,400,729
*	Lantheus Holdings, Inc.	7,644	172,907
#	LeMaitre Vascular, Inc.	2,283	75,544
*	LHC Group, Inc.	4,672	591,382
#*	Ligand Pharmaceuticals, Inc.	3,261	298,414
#*	LivaNova P.L.C.	6,254	481,871
	Luminex Corp.	5,316	115,517
*	MacroGenics, Inc.	2,287	32,910
#*	Madrigal Pharmaceuticals, Inc.	502	43,820
*	Magellan Health, Inc.	2,600	182,884
*	Masimo Corp.	7,494	1,182,928
	McKesson Corp.	25,568	3,552,674
*	Medidata Solutions, Inc.	8,530	779,386
*	MEDNAX, Inc.	12,981	318,943
#*	Medpace Holdings, Inc.	3,665	288,655
	Medtronic P.L.C.	186,734	19,035,664
	Merck & Co., Inc.	362,748	30,104,457
	Meridian Bioscience, Inc.	8,963	107,108
*	Merit Medical Systems, Inc.	7,199	284,073
#	Mesa Laboratories, Inc.	780	196,310
*	Mettler-Toledo International, Inc.	3,400	2,572,950
#*	Mirati Therapeutics, Inc.	1,400	148,120
*	Molina Healthcare, Inc.	8,093	1,074,589
*	Momenta Pharmaceuticals, Inc.	8,447	95,451
*	Mylan NV	25,505	533,055
*	Myriad Genetics, Inc.	9,000	262,260
	National HealthCare Corp.	1,000	87,600
	National Research Corp.	700	47,194
*	Natus Medical, Inc.	4,206	130,680
#*	Nektar Therapeutics	20,169	574,010
*	Neogen Corp.	5,963	425,758
#*	NeoGenomics, Inc.	12,162	296,388
*	Neurocrine Biosciences, Inc.	12,830	1,236,684
*	NextGen Healthcare, Inc.	9,893	161,849
*	Novocure, Ltd.	8,760	729,007
#*	NuVasive, Inc.	7,117	473,992
*	Nuvectra Corp.	916	1,942
*	Omnicell, Inc.	5,051	379,886

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	OraSure Technologies, Inc.	10,193	$85,112
*	Orthofix Medical, Inc.	3,522	188,251
#	Owens & Minor, Inc.	6,767	18,339
*	Pacira BioSciences, Inc.	6,544	287,216
#	Patterson Cos., Inc.	10,936	216,533
*	PDL BioPharma, Inc.	14,616	42,094
#*	Penumbra, Inc.	4,797	803,977
	PerkinElmer, Inc.	16,170	1,392,560
	Perrigo Co. P.L.C.	6,247	337,400
#*	PetIQ, Inc.	3,789	129,735
	Pfizer, Inc.	808,701	31,409,947
	Phibro Animal Health Corp., Class A	3,417	106,371
*	PRA Health Sciences, Inc.	7,948	794,085
#*	Premier, Inc., Class A	8,307	321,896
#*	Prestige Consumer Healthcare, Inc.	7,328	253,549
	ProPhase Labs, Inc.	6	12
*	Providence Service Corp. (The)	1,602	89,295
#*	PTC Therapeutics, Inc.	3,113	149,953
	Quest Diagnostics, Inc.	17,526	1,789,054
*	Quidel Corp.	5,538	326,908
#*	Quorum Health Corp.	3,422	5,681
#*	R1 RCM, Inc.	9,353	117,661
#*	RadNet, Inc.	1,992	29,342
*	Regeneron Pharmaceuticals, Inc.	11,080	3,376,741
#*	REGENXBIO, Inc.	5,056	224,537
#*	Repligen Corp.	5,616	530,094
	ResMed, Inc.	19,905	2,561,774
*	Retrophin, Inc.	4,172	82,564
*	RTI Surgical Holdings, Inc.	5,843	24,891
#*	Sage Therapeutics, Inc.	6,393	1,025,054
#*	Sangamo Therapeutics, Inc.	14,055	168,801
#*	Sarepta Therapeutics, Inc.	9,065	1,349,325
*	SeaSpine Holdings Corp.	866	11,007
#*	Seattle Genetics, Inc.	15,177	1,149,051
*	Select Medical Holdings Corp.	11,059	185,128
*	Spark Therapeutics, Inc.	3,014	301,460
#*	Spectrum Pharmaceuticals, Inc.	6,160	46,693
#*	STAAR Surgical Co.	6,533	191,482
	STERIS P.L.C.	11,989	1,784,683
	Stryker Corp.	46,708	9,798,404
*	Supernus Pharmaceuticals, Inc.	7,081	236,293
*	Surmodics, Inc.	1,400	58,380
#*	Syneos Health, Inc.	9,745	497,872
#*	Tactile Systems Technology, Inc.	1,051	60,685
	Taro Pharmaceutical Industries, Ltd.	2,023	163,398
#*	Teladoc Health, Inc.	5,152	351,572
	Teleflex, Inc.	6,387	2,169,919
*	Tenet Healthcare Corp.	16,918	398,757
	Thermo Fisher Scientific, Inc.	55,766	15,485,103
#*	Tivity Health, Inc.	5,846	102,013
*	Triple-S Management Corp., Class B	2,642	63,342
#*	Ultragenyx Pharmaceutical Inc.	5,445	328,116
*	United Therapeutics Corp.	5,524	437,722
	UnitedHealth Group, Inc.	133,634	33,276,202
	Universal Health Services, Inc., Class B	11,283	1,702,153
	US Physical Therapy, Inc.	1,602	206,786
	Utah Medical Products, Inc.	276	25,113
#*	Vanda Pharmaceuticals, Inc.	7,224	89,939
*	Varex Imaging Corp.	4,622	146,933

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Varian Medical Systems, Inc.	12,464	$1,462,900
*	Veeva Systems, Inc., Class A	16,208	2,688,907
*	Vertex Pharmaceuticals, Inc.	35,234	5,870,689
#*	Vocera Communications, Inc.	2,138	54,882
*	Waters Corp.	9,876	2,079,491
*	WellCare Health Plans, Inc.	6,478	1,860,806
	West Pharmaceutical Services, Inc.	9,389	1,288,828
#*	Wright Medical Group NV	14,322	413,333
#*	Xencor, Inc.	4,411	194,172
	Zimmer Biomet Holdings, Inc.	27,872	3,766,343
	Zoetis, Inc.	66,445	7,633,866
#*	Zogenix, Inc.	3,764	181,312
TOTAL HEALTH CARE			541,693,847
INDUSTRIALS — (10.4%)
	3M Co.	80,472	14,060,068
#	AAON, Inc.	8,551	434,391
	AAR Corp.	6,140	257,020
#	ABM Industries, Inc.	8,770	369,129
	ACCO Brands Corp.	14,620	142,984
	Acme United Corp.	400	8,320
	Actuant Corp., Class A	7,200	164,880
	Acuity Brands, Inc.	9,150	1,228,113
*	Advanced Disposal Services, Inc.	6,342	205,291
	Advanced Drainage Systems, Inc.	7,190	236,767
*	AECOM	34,491	1,239,951
*	Aegion Corp.	6,240	117,624
#*	Aerojet Rocketdyne Holdings, Inc.	11,251	480,643
#*	Aerovironment, Inc.	2,727	149,576
	AGCO Corp.	14,880	1,145,760
	Air Lease Corp.	23,766	993,181
*	Air Transport Services Group, Inc.	8,719	203,240
	Alamo Group, Inc.	1,990	194,801
	Alaska Air Group, Inc.	22,150	1,403,424
	Albany International Corp., Class A	4,033	346,798
	Allegiant Travel Co.	1,647	246,803
	Allegion P.L.C.	12,795	1,324,794
	Allison Transmission Holdings, Inc.	17,396	799,346
	Altra Industrial Motion Corp.	9,167	263,368
	AMERCO	1,054	407,898
*	Ameresco, Inc., Class A	1,700	24,225
#	American Airlines Group, Inc.	56,578	1,726,195
*	American Woodmark Corp.	2,688	228,077
	AMETEK, Inc.	33,042	2,960,894
	AO Smith Corp.	19,664	893,729
	Apogee Enterprises, Inc.	3,751	152,141
	Applied Industrial Technologies, Inc.	4,882	297,021
*	ARC Document Solutions, Inc.	3,000	5,670
	ArcBest Corp.	3,000	89,790
	Arconic, Inc.	59,000	1,477,360
	Arcosa, Inc.	6,333	237,487
	Argan, Inc.	2,247	92,464
*	Armstrong Flooring, Inc.	2,667	22,296
	Armstrong World Industries, Inc.	7,082	691,982
*	ASGN, Inc.	5,785	364,744
	Astec Industries, Inc.	2,360	77,148
*	Astronics Corp.	4,386	161,580
#*	Astronics Corp., Class B	2,338	87,161
*	Atkore International Group, Inc.	8,758	239,006

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Atlas Air Worldwide Holdings, Inc.	3,609	$164,751
*	Avis Budget Group, Inc.	11,377	414,009
#*	Axon Enterprise, Inc.	6,500	456,430
	AZZ, Inc.	3,800	177,004
	Barnes Group, Inc.	7,772	404,455
	Barrett Business Services, Inc.	825	72,187
*	Beacon Roofing Supply, Inc.	9,026	327,012
*	BMC Stock Holdings, Inc.	7,729	163,468
	Boeing Co. (The)	75,794	25,859,397
	Brady Corp., Class A	6,680	345,556
	Briggs & Stratton Corp.	4,639	44,210
	Brink's Co. (The)	6,859	618,407
*	Builders FirstSource, Inc.	15,878	272,784
#	BWX Technologies, Inc.	12,816	690,911
*	CAI International, Inc.	1,400	31,920
	Carlisle Cos., Inc.	8,398	1,211,076
*	Casella Waste Systems, Inc., Class A	7,922	345,399
	Caterpillar, Inc.	78,461	10,330,960
*	CBIZ, Inc.	5,600	130,872
*	CECO Environmental Corp.	1,246	11,501
#	CH Robinson Worldwide, Inc.	19,079	1,597,485
*	Chart Industries, Inc.	3,701	279,537
#*	Cimpress NV	3,505	338,057
	Cintas Corp.	13,045	3,397,440
*	CIRCOR International, Inc.	1,580	60,040
*	Clean Harbors, Inc.	7,136	555,252
#*	Colfax Corp.	13,028	360,615
	Columbus McKinnon Corp.	2,000	76,880
	Comfort Systems USA, Inc.	4,929	207,018
*	Commercial Vehicle Group, Inc.	2,700	21,924
*	Continental Building Products, Inc.	5,343	131,331
	Copa Holdings SA, Class A	4,320	436,752
*	Copart, Inc.	29,306	2,272,094
*	CoStar Group, Inc.	5,033	3,097,308
#	Covanta Holding Corp.	21,077	362,946
*	Covenant Transportation Group, Inc., Class A	779	13,126
*	CPI Aerostructures, Inc.	541	4,247
	CRA International, Inc.	1,100	47,762
	Crane Co.	7,350	615,195
	CSW Industrials, Inc.	1,519	107,257
	CSX Corp.	108,853	7,663,251
	Cubic Corp.	4,150	274,730
	Cummins, Inc.	20,933	3,433,012
	Curtiss-Wright Corp.	5,700	723,387
	Deere & Co.	42,371	7,018,756
	Delta Air Lines, Inc.	127,020	7,753,301
	Deluxe Corp.	6,298	281,017
	Donaldson Co., Inc.	18,412	919,679
	Douglas Dynamics, Inc.	3,141	129,095
	Dover Corp.	20,958	2,029,782
*	Ducommun, Inc.	1,100	46,365
*	DXP Enterprises, Inc.	1,275	43,286
*	Dycom Industries, Inc.	3,988	219,978
	Eastern Co. (The)	600	15,156
	Eaton Corp. P.L.C.	82,409	6,773,196
#*	Echo Global Logistics, Inc.	2,925	61,600
	EMCOR Group, Inc.	8,359	705,416
	Emerson Electric Co.	86,963	5,642,159
	Encore Wire Corp.	3,200	175,744

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EnerSys	6,500	$442,715
	Ennis, Inc.	2,716	55,216
	EnPro Industries, Inc.	3,100	220,224
	Equifax, Inc.	16,662	2,317,518
	ESCO Technologies, Inc.	4,375	365,575
#*	Evoqua Water Technologies Corp.	8,192	116,490
	Expeditors International of Washington, Inc.	24,736	1,888,594
	Exponent, Inc.	9,004	619,475
#	Fastenal Co.	79,234	2,440,407
	Federal Signal Corp.	8,821	274,774
	FedEx Corp.	36,520	6,227,756
	Flowserve Corp.	18,858	943,466
	Fluor Corp.	19,537	635,148
	Forrester Research, Inc.	1,137	53,814
	Fortive Corp.	41,017	3,119,343
	Fortune Brands Home & Security, Inc.	19,232	1,056,606
	Forward Air Corp.	4,083	257,229
*	Franklin Covey Co.	1,500	54,750
	Franklin Electric Co., Inc.	5,400	253,044
*	FreightCar America, Inc.	1,200	6,564
*	FTI Consulting, Inc.	5,774	603,094
*	Gardner Denver Holdings, Inc.	15,674	516,772
#	GATX Corp.	4,700	361,242
*	Gencor Industries, Inc.	600	7,656
*	Generac Holdings, Inc.	7,928	573,194
	General Dynamics Corp.	35,183	6,541,927
	General Electric Co.	1,055,028	11,025,043
*	Genesee & Wyoming, Inc., Class A	8,350	916,913
*	Gibraltar Industries, Inc.	4,240	175,706
*	GMS, Inc.	4,371	98,391
*	Goldfield Corp. (The)	1,983	4,660
	Gorman-Rupp Co. (The)	2,441	81,090
*	GP Strategies Corp.	1,842	29,251
	Graco, Inc.	24,201	1,163,584
#	GrafTech International, Ltd.	13,986	160,140
	Graham Corp.	1,500	32,475
	Granite Construction, Inc.	7,389	262,309
*	Great Lakes Dredge & Dock Corp.	6,665	71,515
	Greenbrier Cos., Inc. (The)	4,212	121,769
	Griffon Corp.	5,003	81,799
	H&E Equipment Services, Inc.	7,853	240,380
*	Harsco Corp.	11,788	276,546
#	Hawaiian Holdings, Inc.	5,838	151,730
*	HD Supply Holdings, Inc.	25,171	1,019,677
#	Healthcare Services Group, Inc.	8,963	214,305
	Heartland Express, Inc.	5,162	102,414
#	HEICO Corp.	6,163	842,790
	HEICO Corp., Class A	11,035	1,162,979
	Heidrick & Struggles International, Inc.	1,861	55,272
	Helios Technologies, Inc.	3,335	156,612
*	Herc Holdings, Inc.	3,876	174,963
	Herman Miller, Inc.	7,886	357,551
	Hexcel Corp.	13,057	1,067,540
	Hillenbrand, Inc.	8,097	272,788
	HNI Corp.	5,673	194,244
	Honeywell International, Inc.	102,523	17,681,117
*	Hub Group, Inc., Class A	4,335	196,592
	Hubbell, Inc.	7,536	978,776
*	Hudson Global, Inc.	360	3,834

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Huntington Ingalls Industries, Inc.	5,891	$1,344,915
	Hurco Cos., Inc.	883	30,190
*	Huron Consulting Group, Inc.	2,384	145,352
	Hyster-Yale Materials Handling, Inc.	1,066	65,921
*	IAA Inc.	19,875	929,156
	ICF International, Inc.	1,750	149,082
	IDEX Corp.	10,641	1,790,029
*	IES Holdings, Inc.	858	15,538
	Illinois Tool Works, Inc.	41,115	6,341,166
	Ingersoll-Rand P.L.C.	34,595	4,278,018
*	InnerWorkings, Inc.	5,543	20,287
*	Innovative Solutions & Support, Inc.	1,906	10,502
	Insperity, Inc.	5,654	601,303
	Insteel Industries, Inc.	2,000	39,020
	Interface, Inc.	12,469	172,820
	ITT, Inc.	12,990	810,836
	Jacobs Engineering Group, Inc.	18,846	1,554,983
	JB Hunt Transport Services, Inc.	12,057	1,234,275
*	JELD-WEN Holding, Inc.	7,812	171,161
*	JetBlue Airways Corp.	44,120	848,428
	John Bean Technologies Corp.	4,198	498,135
	Johnson Controls International P.L.C.	128,771	5,465,041
	Kadant, Inc.	1,300	121,498
	Kaman Corp.	3,749	237,687
	Kansas City Southern	13,748	1,701,178
#	KAR Auction Services, Inc.	19,875	531,457
	Kelly Services, Inc., Class A	6,029	167,787
	Kennametal, Inc.	11,431	395,284
	Kforce, Inc.	3,290	112,156
	Kimball International, Inc., Class B	5,500	95,370
*	Kirby Corp.	7,885	617,869
#	Knight-Swift Transportation Holdings, Inc.	16,385	587,238
	Knoll, Inc.	5,103	123,748
	Korn Ferry	6,571	258,109
*	Kratos Defense & Security Solutions, Inc.	11,735	289,268
	L3Harris Technologies, Inc.	29,698	6,165,305
	Landstar System, Inc.	5,210	579,717
*	Lawson Products, Inc.	649	27,174
*	LB Foster Co., Class A	581	14,043
	Lennox International, Inc.	5,200	1,333,696
	Lincoln Electric Holdings, Inc.	8,460	715,039
#	Lindsay Corp.	1,349	123,056
	Lockheed Martin Corp.	35,456	12,841,100
	LSC Communications, Inc.	3,156	3,156
	LSI Industries, Inc.	2,400	9,504
*	Lydall, Inc.	2,505	59,118
#	Macquarie Infrastructure Corp.	10,514	435,700
*	Manitowoc Co., Inc. (The)	7,211	129,437
	ManpowerGroup, Inc.	8,643	789,538
	Marten Transport, Ltd.	5,596	112,312
	Masco Corp.	41,826	1,705,246
*	Masonite International Corp.	3,796	202,327
#*	MasTec, Inc.	10,000	513,200
	Matson, Inc.	5,500	225,005
	Matthews International Corp., Class A	3,280	112,012
	McGrath RentCorp	2,486	169,321
*	Mercury Systems, Inc.	6,319	515,125
*	Meritor, Inc.	11,775	291,196
*	Middleby Corp. (The)	7,921	1,064,424

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Milacron Holdings Corp.	9,336	$157,218
	Miller Industries, Inc.	1,421	44,364
*	Mistras Group, Inc.	1,002	15,190
	Mobile Mini, Inc.	7,093	240,878
	Moog, Inc., Class A	3,953	322,011
*	MRC Global, Inc.	9,795	153,194
#	MSA Safety, Inc.	5,210	548,873
	MSC Industrial Direct Co., Inc., Class A	5,817	413,298
	Mueller Industries, Inc.	5,800	175,102
	Mueller Water Products, Inc., Class A	27,233	276,960
*	MYR Group, Inc.	2,509	90,625
#	National Presto Industries, Inc.	737	67,782
	Navigant Consulting, Inc.	4,323	105,308
*	Navistar International Corp.	7,388	230,801
	Nielsen Holdings P.L.C.	42,748	990,044
	Nordson Corp.	7,302	1,034,401
	Norfolk Southern Corp.	47,314	9,042,652
	Northrop Grumman Corp.	22,605	7,811,610
*	NOW, Inc.	18,661	228,597
*	NV5 Global, Inc.	1,450	115,231
	nVent Electric P.L.C.	22,197	550,264
	Old Dominion Freight Line, Inc.	8,713	1,454,897
	Omega Flex, Inc.	302	22,970
	Oshkosh Corp.	9,200	768,844
	Owens Corning	13,944	808,752
	PACCAR, Inc.	44,718	3,136,521
*	PAM Transportation Services, Inc.	235	13,726
	Park Aerospace Corp.	2,544	46,275
	Parker-Hannifin Corp.	18,137	3,175,426
	Park-Ohio Holdings Corp.	1,300	39,780
*	Patrick Industries, Inc.	3,289	150,866
	Pentair P.L.C.	22,197	861,466
*	Perma-Pipe International Holdings, Inc.	1,091	9,655
*	PGT Innovations, Inc.	7,509	121,045
#	Pitney Bowes, Inc.	26,440	107,082
	Powell Industries, Inc.	700	25,893
	Primoris Services Corp.	3,853	80,759
*	Proto Labs, Inc.	4,110	427,851
#	Quad/Graphics, Inc.	2,303	26,047
	Quanex Building Products Corp.	3,800	70,756
	Quanta Services, Inc.	20,101	752,179
	Raven Industries, Inc.	5,746	208,235
	Raytheon Co.	38,917	7,094,180
*	RBC Bearings, Inc.	3,951	642,788
*	RCM Technologies, Inc.	395	1,304
	Regal Beloit Corp.	5,376	428,037
	Republic Services, Inc.	43,628	3,867,622
*	Resideo Technologies, Inc.	16,682	314,623
	Resources Connection, Inc.	4,266	75,082
*	Rexnord Corp.	15,137	443,363
	Robert Half International, Inc.	17,053	1,030,172
	Rockwell Automation, Inc.	16,520	2,656,086
#	Rollins, Inc.	21,881	733,670
	Roper Technologies, Inc.	14,112	5,131,829
	Rush Enterprises, Inc., Class A	4,816	181,371
	Ryder System, Inc.	6,304	335,751
*	Saia, Inc.	4,202	320,613
	Schneider National, Inc., Class B	10,484	202,341
*	Sensata Technologies Holding P.L.C.	23,802	1,128,929

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SIFCO Industries, Inc.	100	$278
	Simpson Manufacturing Co., Inc.	6,128	378,465
#*	SiteOne Landscape Supply, Inc.	4,819	355,980
	SkyWest, Inc.	5,941	360,678
	Snap-on, Inc.	6,986	1,066,133
	Southwest Airlines Co.	68,480	3,528,774
*	SP Plus Corp.	2,343	80,904
	Spartan Motors, Inc.	3,375	40,568
	Spirit AeroSystems Holdings, Inc., Class A	15,589	1,197,859
*	Spirit Airlines, Inc.	8,251	350,090
*	SPX Corp.	7,521	262,483
*	SPX FLOW, Inc.	5,735	232,612
	Standex International Corp.	1,820	128,073
	Stanley Black & Decker, Inc.	20,397	3,010,393
	Steelcase, Inc., Class A	13,910	235,218
#*	Stericycle, Inc.	10,328	474,675
*	Sterling Construction Co., Inc.	1,440	18,029
#*	Sunrun, Inc.	12,203	232,467
	Systemax, Inc.	373	8,094
#*	Team, Inc.	2,701	44,729
*	Teledyne Technologies, Inc.	4,813	1,401,931
	Tennant Co.	3,010	229,091
	Terex Corp.	10,403	316,771
	Tetra Tech, Inc.	8,557	677,714
*	Textainer Group Holdings, Ltd.	2,100	20,433
	Textron, Inc.	32,323	1,593,524
*	Thermon Group Holdings, Inc.	2,619	66,365
	Timken Co. (The)	8,560	391,278
*	Titan Machinery, Inc.	1,496	31,027
	Toro Co. (The)	13,600	990,352
*	TransDigm Group, Inc.	6,517	3,163,612
	TransUnion	24,886	2,060,312
#*	Trex Co., Inc.	9,432	771,066
*	TriMas Corp.	6,804	204,052
*	TriNet Group, Inc.	4,241	311,883
	Trinity Industries, Inc.	19,000	372,400
	Triton International, Ltd.	5,967	197,388
#	Triumph Group, Inc.	9,229	223,619
*	TrueBlue, Inc.	6,946	137,322
#*	Tutor Perini Corp.	3,160	41,270
*	Twin Disc, Inc.	668	8,063
*	Ultralife Corp.	2,100	18,333
	UniFirst Corp.	1,640	322,867
	Union Pacific Corp.	100,453	18,076,517
*	United Airlines Holdings, Inc.	34,531	3,173,744
	United Parcel Service, Inc., Class B	96,077	11,478,319
*	United Rentals, Inc.	10,912	1,380,914
	United Technologies Corp.	115,487	15,429,063
#*	Univar, Inc.	11,753	259,976
	Universal Forest Products, Inc.	8,425	340,623
	Universal Logistics Holdings, Inc.	888	17,485
	US Ecology, Inc.	3,770	239,885
*	USA Truck, Inc.	1,235	10,028
	Valmont Industries, Inc.	2,900	399,040
*	Vectrus, Inc.	1,092	44,160
	Verisk Analytics, Inc.	21,022	3,189,458
*	Veritiv Corp.	831	14,476
	Viad Corp.	3,896	269,369
*	Vicor Corp.	1,200	35,472

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Virco Manufacturing Corp.	1,718	$7,748
	VSE Corp.	1,600	47,936
	Wabash National Corp.	6,947	109,971
*	WABCO Holdings, Inc.	7,200	953,352
#	Wabtec Corp.	17,122	1,330,037
*	WageWorks, Inc.	4,611	235,945
	Waste Management, Inc.	58,708	6,868,836
	Watsco, Inc.	3,890	632,592
	Watts Water Technologies, Inc., Class A	3,317	307,917
#*	Welbilt, Inc.	19,164	314,673
	Werner Enterprises, Inc.	7,998	265,134
*	Wesco Aircraft Holdings, Inc.	7,013	73,847
*	WESCO International, Inc.	5,771	292,821
*	Williams Industrial Services Group, Inc.	1,290	2,825
*	Willis Lease Finance Corp.	400	24,900
*	WillScot Corp.	7,633	121,517
	Woodward, Inc.	6,716	752,461
	WW Grainger, Inc.	6,800	1,979,004
#*	XPO Logistics, Inc.	12,998	877,105
	Xylem, Inc.	23,955	1,923,347
TOTAL INDUSTRIALS			421,983,392
INFORMATION TECHNOLOGY — (21.9%)
#*	3D Systems Corp.	19,180	173,004
*	Acacia Communications, Inc.	2,873	192,979
	Accenture P.L.C., Class A	88,816	17,104,185
*	ACI Worldwide, Inc.	23,490	788,324
*	ADDvantage Technologies Group, Inc.	400	708
*	Adobe, Inc.	72,871	21,778,227
	ADTRAN, Inc.	5,562	61,794
#*	Advanced Energy Industries, Inc.	5,544	323,770
#*	Advanced Micro Devices, Inc.	156,136	4,754,341
*	Agilysys, Inc.	2,000	49,060
*	Akamai Technologies, Inc.	26,335	2,320,904
*	Alarm.com Holdings, Inc.	5,092	254,142
*	Alithya Group, Inc., Class A	1,191	3,549
	Alliance Data Systems Corp.	5,806	911,078
*	Alpha & Omega Semiconductor, Ltd.	1,918	19,468
#*	Altair Engineering, Inc., Class A	2,800	116,508
#*	Alteryx, Inc., Class A	5,286	621,316
#*	Ambarella, Inc.	4,616	230,569
	Amdocs, Ltd.	17,972	1,150,028
	American Software, Inc., Class A	2,676	35,644
*	Amkor Technology, Inc.	20,848	192,427
	Amphenol Corp., Class A	41,589	3,881,085
	Analog Devices, Inc.	52,043	6,112,971
*	Anixter International, Inc.	4,870	313,433
*	ANSYS, Inc.	12,012	2,439,877
#*	Appfolio, Inc., Class A	1,802	173,983
	Apple, Inc.	663,945	141,446,843
	Applied Materials, Inc.	131,011	6,468,013
*	Arista Networks, Inc.	7,723	2,111,854
*	Arlo Technologies, Inc.	7,824	33,643
*	Arrow Electronics, Inc.	12,705	922,510
*	Aspen Technology, Inc.	11,112	1,465,339
*	Atlassian Corp. P.L.C., Class A	14,704	2,060,324
*	Autodesk, Inc.	30,417	4,750,223
	Automatic Data Processing, Inc.	60,843	10,131,576
*	Avalara, Inc.	3,554	289,580

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Avaya Holdings Corp.	10,935	$131,657
*	Avid Technology, Inc.	3,971	40,703
	Avnet, Inc.	16,772	761,784
	AVX Corp.	6,815	103,792
*	Aware, Inc.	2,752	7,788
*	Axcelis Technologies, Inc.	6,777	108,771
*	AXT, Inc.	3,074	13,126
	Badger Meter, Inc.	4,800	256,752
	Bel Fuse, Inc., Class B	1,175	19,376
	Belden, Inc.	5,549	252,258
	Benchmark Electronics, Inc.	6,470	175,078
*	Black Knight, Inc.	19,942	1,262,727
	Blackbaud, Inc.	7,414	674,674
	Booz Allen Hamilton Holding Corp.	20,028	1,376,925
*	Bottomline Technologies De, Inc.	6,263	263,610
	Broadcom, Inc.	55,985	16,235,090
	Broadridge Financial Solutions, Inc.	15,990	2,032,649
	Brooks Automation, Inc.	8,686	337,017
	Cabot Microelectronics Corp.	4,300	523,095
*	CACI International, Inc., Class A	3,815	820,797
*	Cadence Design Systems, Inc.	40,107	2,964,308
#*	CalAmp Corp.	5,287	59,003
*	Calix, Inc.	3,886	24,404
*	Carbonite, Inc.	6,862	123,036
*	Cardtronics P.L.C., Class A	5,453	155,301
	Cass Information Systems, Inc.	2,002	101,922
	CDK Global, Inc.	18,733	971,681
	CDW Corp.	20,673	2,442,722
*	CEVA, Inc.	3,116	86,562
*	Ciena Corp.	22,310	1,008,858
*	Cirrus Logic, Inc.	7,925	388,721
	Cisco Systems, Inc.	637,693	35,328,192
*	Cision, Ltd.	6,098	63,358
	Citrix Systems, Inc.	18,517	1,745,042
*	Clearfield, Inc.	574	7,605
	Cognex Corp.	24,173	1,063,854
	Cognizant Technology Solutions Corp., Class A	80,701	5,256,863
*	Coherent, Inc.	3,548	492,640
	Cohu, Inc.	4,183	63,414
*	CommScope Holding Co., Inc.	19,891	284,043
	Communications Systems, Inc.	1,155	4,250
*	CommVault Systems, Inc.	6,338	287,999
	Comtech Telecommunications Corp.	4,944	147,133
*	Conduent, Inc.	23,477	213,641
*	Control4 Corp.	4,282	102,383
*	CoreLogic, Inc.	11,749	535,402
	Corning, Inc.	111,987	3,443,600
*	Coupa Software, Inc.	6,001	814,396
*	Cray, Inc.	5,750	199,180
*	Cree, Inc.	15,570	968,143
	CSG Systems International, Inc.	4,900	251,076
	CTS Corp.	5,571	175,598
*	CyberOptics Corp.	1,199	16,127
	Cypress Semiconductor Corp.	49,729	1,142,275
	Daktronics, Inc.	4,150	26,311
*	Dell Technologies, Class C	21,365	1,233,615
*	Digi International, Inc.	2,040	26,785
*	Diodes, Inc.	6,555	279,243
	Dolby Laboratories, Inc., Class A	8,303	565,434

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Dropbox, Inc., Class A	15,910	$374,840
*	DSP Group, Inc.	3,109	50,117
	DXC Technology Co.	38,464	2,145,137
#	Ebix, Inc.	2,616	120,414
*	EchoStar Corp., Class A	6,945	316,136
*	EMCORE Corp.	827	2,464
*	Endurance International Group Holdings, Inc.	7,661	36,313
	Entegris, Inc.	20,172	877,684
*	Envestnet, Inc.	7,023	501,512
*	EPAM Systems, Inc.	7,536	1,460,401
*	ePlus, Inc.	2,095	159,010
*	Euronet Worldwide, Inc.	7,490	1,167,766
	EVERTEC, Inc.	10,804	345,944
*	ExlService Holdings, Inc.	4,142	284,928
*	Extreme Networks, Inc.	3,004	24,453
*	F5 Networks, Inc.	8,448	1,239,491
*	Fabrinet	5,460	293,093
*	Fair Isaac Corp.	4,225	1,467,849
*	FARO Technologies, Inc.	2,100	112,119
	Fidelity National Information Services, Inc.	85,044	11,332,122
*	Finisar Corp.	14,575	342,950
*	First Solar, Inc.	10,243	660,571
#*	Fiserv, Inc.	78,257	8,250,619
#*	Fitbit, Inc., Class A	39,694	166,715
*	FleetCor Technologies, Inc.	12,133	3,447,835
*	Flex, Ltd.	67,259	749,938
	FLIR Systems, Inc.	19,256	956,253
*	FormFactor, Inc.	14,792	248,210
*	Fortinet, Inc.	20,161	1,619,130
*	Frequency Electronics, Inc.	798	9,305
*	Gartner, Inc.	12,802	1,783,703
	Genpact, Ltd.	19,693	781,418
	Global Payments, Inc.	22,461	3,771,651
*	Globant SA	3,734	395,804
*	GoDaddy, Inc., Class A	23,517	1,725,677
*	GSI Technology, Inc.	2,032	16,703
#*	GTT Communications, Inc.	5,314	64,299
*	Guidewire Software, Inc.	11,718	1,196,173
	Hackett Group, Inc. (The)	5,500	90,310
*	Harmonic, Inc.	10,205	76,231
	Hewlett Packard Enterprise Co.	192,430	2,765,219
	HP, Inc.	217,176	4,569,383
#*	HubSpot, Inc.	5,122	915,404
*	Ichor Holdings, Ltd.	1,685	42,479
#*	ID Systems, Inc.	1,700	10,421
*	IEC Electronics Corp.	638	3,828
#*	II-VI, Inc.	6,993	277,622
#*	Infinera Corp.	10,289	39,716
#*	Inphi Corp.	5,422	326,459
*	Insight Enterprises, Inc.	4,020	221,180
	Intel Corp.	636,880	32,194,284
	InterDigital, Inc.	4,500	289,935
	International Business Machines Corp.	118,382	17,548,948
*	Intevac, Inc.	2,384	12,254
	Intuit, Inc.	34,031	9,437,137
#*	IPG Photonics Corp.	5,020	657,670
*	Iteris, Inc.	600	3,246
*	Itron, Inc.	5,589	346,518
#	j2 Global, Inc.	6,483	577,570

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Jabil, Inc.	21,394	$660,647
	Jack Henry & Associates, Inc.	10,790	1,507,363
	Juniper Networks, Inc.	48,630	1,313,983
	KBR, Inc.	20,590	543,164
	KEMET Corp.	8,818	177,418
*	Key Tronic Corp.	749	3,693
*	Keysight Technologies, Inc.	25,991	2,326,714
*	Kimball Electronics, Inc.	1,875	29,812
	KLA Corp.	21,424	2,920,520
*	Knowles Corp.	16,291	331,522
	Kulicke & Soffa Industries, Inc.	8,552	193,532
*	KVH Industries, Inc.	2,000	20,200
	Lam Research Corp.	19,385	4,043,905
*	Lattice Semiconductor Corp.	18,052	349,126
	Leidos Holdings, Inc.	18,908	1,552,347
*	Limelight Networks, Inc.	14,758	39,994
	Littelfuse, Inc.	3,569	603,018
*	LiveRamp Holdings, Inc.	9,839	518,417
	LogMeIn, Inc.	7,314	555,645
#*	Lumentum Holdings, Inc.	8,980	508,537
#*	MACOM Technology Solutions Holdings, Inc.	4,158	81,580
#*	MagnaChip Semiconductor Corp.	2,100	23,205
*	Manhattan Associates, Inc.	8,776	745,872
	ManTech International Corp., Class A	4,027	276,977
#	Marvell Technology Group, Ltd.	94,766	2,488,555
	Mastercard, Inc., Class A	126,861	34,540,444
	Maxim Integrated Products, Inc.	37,289	2,207,136
	MAXIMUS, Inc.	8,503	625,056
#*	MaxLinear, Inc.	9,642	211,931
	Methode Electronics, Inc.	5,669	169,787
#	Microchip Technology, Inc.	32,692	3,086,779
*	Micron Technology, Inc.	155,454	6,978,330
	Microsoft Corp.	1,018,029	138,726,812
*	MicroStrategy, Inc., Class A	1,168	159,701
*	Mimecast, Ltd.	4,648	221,245
	MKS Instruments, Inc.	7,490	637,624
#*	MongoDB, Inc.	4,526	648,214
	Monolithic Power Systems, Inc.	5,983	886,441
	Monotype Imaging Holdings, Inc.	4,300	85,871
	Motorola Solutions, Inc.	23,431	3,888,609
	MTS Systems Corp.	3,390	195,332
*	Nanometrics, Inc.	6,070	190,477
	National Instruments Corp.	18,211	760,491
*	NCR Corp.	16,791	567,704
	NetApp, Inc.	35,539	2,078,676
*	NETGEAR, Inc.	3,951	133,741
*	Netscout Systems, Inc.	11,014	286,805
*	New Relic, Inc.	5,322	495,851
	NIC, Inc.	8,518	154,517
*	Novanta, Inc.	4,534	381,264
*	Nuance Communications, Inc.	40,758	678,213
#*	Nutanix, Inc., Class A	18,178	412,641
	NVIDIA Corp.	80,623	13,602,713
*	Okta, Inc.	13,830	1,809,379
*	ON Semiconductor Corp.	56,212	1,209,120
*	OneSpan, Inc.	601	8,787
*	Optical Cable Corp.	1,300	4,888
	Oracle Corp.	321,161	18,081,364
*	OSI Systems, Inc.	2,078	233,900

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Palo Alto Networks, Inc.	12,861	$2,913,531
#*	PAR Technology Corp.	1,750	45,482
	Paychex, Inc.	44,024	3,656,193
#*	Paycom Software, Inc.	6,622	1,594,246
*	Paylocity Holding Corp.	4,583	467,878
*	PayPal Holdings, Inc.	155,771	17,197,118
	PC Connection, Inc.	1,900	62,149
*	PCM, Inc.	1,468	51,130
#*	PDF Solutions, Inc.	3,109	41,505
	Pegasystems, Inc.	4,961	375,052
*	Perceptron, Inc.	528	2,212
*	Perficient, Inc.	2,556	87,339
	Perspecta, Inc.	19,232	448,683
*	Photronics, Inc.	5,488	52,849
#*	Pivotal Software, Inc., Class A	8,331	78,978
	Plantronics, Inc.	4,499	172,762
*	Plexus Corp.	3,889	232,212
	Power Integrations, Inc.	4,366	397,612
*	PRGX Global, Inc.	2,100	11,781
	Progress Software Corp.	6,750	292,207
*	Proofpoint, Inc.	7,835	988,777
*	PTC, Inc.	16,088	1,090,445
#*	Pure Storage, Inc., Class A	25,328	383,466
	QAD, Inc., Class A	739	31,880
	QAD, Inc., Class B	184	6,074
*	Qorvo, Inc.	17,687	1,296,280
	QUALCOMM, Inc.	169,556	12,404,717
*	Qualys, Inc.	5,250	454,440
*	Qumu Corp.	1,254	4,665
*	Rambus, Inc.	11,313	140,960
*	RealNetworks, Inc.	2,800	4,312
#*	RealPage, Inc.	10,877	679,595
*	Ribbon Communications, Inc.	7,000	34,440
*	RingCentral, Inc., Class A	8,898	1,263,338
*	Rogers Corp.	2,468	391,573
*	Rudolph Technologies, Inc.	6,603	177,753
	Sabre Corp.	37,967	892,604
*	salesforce.com, Inc.	101,739	15,718,675
*	Sanmina Corp.	8,298	263,461
*	ScanSource, Inc.	2,184	74,147
	Science Applications International Corp.	8,020	684,667
	Seagate Technology P.L.C.	36,824	1,705,319
*	Semtech Corp.	9,964	526,797
*	ServiceNow, Inc.	24,648	6,837,109
*	Silicon Laboratories, Inc.	5,917	663,947
	Skyworks Solutions, Inc.	23,303	1,987,280
#*	SolarEdge Technologies, Inc.	6,275	409,318
*	Splunk, Inc.	19,799	2,679,003
*	SPS Commerce, Inc.	2,614	292,324
*	Square, Inc., Class A	41,449	3,332,914
	SS&C Technologies Holdings, Inc.	30,412	1,458,255
*	Steel Connect, Inc.	5,100	9,078
*	Super Micro Computer, Inc.	3,909	71,574
*	Sykes Enterprises, Inc.	6,423	181,707
	Symantec Corp.	78,441	1,691,188
#*	Synaptics, Inc.	4,600	148,028
	SYNNEX Corp.	4,883	481,171
*	Synopsys, Inc.	20,768	2,757,160
*	Tableau Software, Inc., Class A	9,273	1,572,052

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TE Connectivity, Ltd.	46,938	$4,337,071
*	Tech Data Corp.	5,508	558,181
*	Teradata Corp.	15,885	581,709
	Teradyne, Inc.	25,310	1,410,526
	TESSCO Technologies, Inc.	1,314	19,342
	Texas Instruments, Inc.	132,090	16,512,571
	TiVo Corp.	15,854	120,173
	Total System Services, Inc.	22,269	3,022,349
#*	Trade Desk, Inc. (The), Class A	4,351	1,145,662
	TransAct Technologies, Inc.	600	7,176
*	Trimble, Inc.	33,593	1,419,640
	TTEC Holdings, Inc.	2,400	112,608
#*	TTM Technologies, Inc.	10,121	105,866
#*	Twilio, Inc., Class A	10,061	1,399,586
*	Tyler Technologies, Inc.	4,925	1,149,249
#	Ubiquiti Networks, Inc.	2,518	324,142
#*	Ultra Clean Holdings, Inc.	5,216	76,101
	Universal Display Corp.	5,478	1,156,296
*	Upland Software, Inc.	2,329	102,453
*	Veeco Instruments, Inc.	7,954	94,732
*	Verint Systems, Inc.	8,843	511,744
*	VeriSign, Inc.	15,176	3,203,502
	Versum Materials, Inc.	15,347	797,737
*	ViaSat, Inc.	6,467	527,643
*	Viavi Solutions, Inc.	33,523	491,782
*	Virtusa Corp.	3,423	152,940
#	Visa, Inc., Class A	244,606	43,539,868
	Vishay Intertechnology, Inc.	18,328	311,576
*	Vishay Precision Group, Inc.	1,973	80,380
	VMware, Inc., Class A	11,023	1,923,403
	Wayside Technology Group, Inc.	152	1,715
	Western Digital Corp.	37,982	2,046,850
#	Western Union Co. (The)	63,452	1,332,492
*	WEX, Inc.	5,640	1,229,915
*	Workday, Inc., Class A	20,720	4,143,586
	Xerox Corp.	29,346	942,007
	Xilinx, Inc.	34,712	3,964,457
	Xperi Corp.	5,553	118,557
*	Zebra Technologies Corp., Class A	7,337	1,547,300
#*	Zendesk, Inc.	15,467	1,292,423
*	Zix Corp.	4,055	36,941
TOTAL INFORMATION TECHNOLOGY			891,048,881
MATERIALS — (2.8%)
*	AdvanSix, Inc.	3,590	92,048
	Air Products & Chemicals, Inc.	35,344	8,067,975
#	Albemarle Corp.	14,666	1,070,031
*	Alcoa Corp.	26,077	586,472
#*	Allegheny Technologies, Inc.	16,928	368,523
*	Amcor, PLC	62,684	664,450
	American Vanguard Corp.	2,950	42,126
	AptarGroup, Inc.	8,000	968,160
	Ashland Global Holdings, Inc.	9,544	758,557
	Avery Dennison Corp.	11,501	1,321,120
*	Axalta Coating Systems, Ltd.	30,916	916,041
	Balchem Corp.	4,312	442,584
	Ball Corp.	46,182	3,301,089
*	Berry Global Group, Inc.	18,781	846,084
	Boise Cascade Co.	7,452	201,204

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Cabot Corp.	8,136	$363,842
	Carpenter Technology Corp.	6,401	288,109
	Celanese Corp.	18,430	2,067,293
#*	Century Aluminum Co.	6,661	47,893
	CF Industries Holdings, Inc.	32,215	1,596,575
	Chase Corp.	1,300	134,654
	Chemours Co. (The)	24,155	460,636
*	Clearwater Paper Corp.	2,200	43,186
#	Cleveland-Cliffs, Inc.	43,308	461,663
*	Coeur Mining, Inc.	19,765	90,919
	Commercial Metals Co.	14,074	246,436
#	Compass Minerals International, Inc.	4,658	260,149
*	Core Molding Technologies, Inc.	389	2,587
*	Corteva, Inc.	107,250	3,163,875
#*	Crown Holdings, Inc.	17,992	1,151,668
	Domtar Corp.	9,589	407,053
*	Dow, Inc.	103,250	5,001,430
	DuPont de Nemours, Inc.	107,250	7,739,160
	Eagle Materials, Inc.	6,164	510,256
	Eastman Chemical Co.	23,641	1,781,349
	Ecolab, Inc.	36,235	7,309,687
*	Element Solutions, Inc.	23,645	236,923
*	Ferro Corp.	11,300	166,449
	FMC Corp.	18,100	1,564,202
	Freeport-McMoRan, Inc.	132,478	1,465,207
	Friedman Industries, Inc.	599	3,702
	FutureFuel Corp.	1,256	14,632
*	GCP Applied Technologies, Inc.	8,700	191,661
	Graphic Packaging Holding Co.	39,100	581,026
	Greif, Inc., Class A	3,847	134,491
	Hawkins, Inc.	888	38,779
	Haynes International, Inc.	1,800	53,568
	HB Fuller Co.	6,500	310,765
	Hecla Mining Co.	47,181	87,285
	Huntsman Corp.	27,984	575,071
*	Ingevity Corp.	6,510	641,495
	Innophos Holdings, Inc.	2,500	67,925
	Innospec, Inc.	3,975	371,186
#	International Flavors & Fragrances, Inc.	10,654	1,534,069
	International Paper Co.	52,000	2,283,320
	Kaiser Aluminum Corp.	1,800	173,286
*	Kraton Corp.	6,011	184,357
	Kronos Worldwide, Inc.	2,426	32,533
	Linde P.L.C.	42,154	8,063,217
#*	Livent Corp.	16,928	109,016
	Louisiana-Pacific Corp.	18,762	490,439
	LyondellBasell Industries NV, Class A	46,542	3,895,100
	Martin Marietta Materials, Inc.	8,399	2,080,852
	Materion Corp.	4,330	269,023
#	McEwen Mining, Inc.	13,772	23,826
	Mercer International, Inc.	3,588	46,752
	Minerals Technologies, Inc.	4,300	228,975
	Mosaic Co. (The)	39,149	986,163
	Myers Industries, Inc.	3,889	62,885
	Neenah, Inc.	2,619	172,094
	NewMarket Corp.	1,212	510,991
	Newmont Goldcorp Corp.	92,348	3,372,549
	Northern Technologies International Corp.	600	6,780
	Nucor Corp.	44,157	2,401,258

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Olin Corp.	23,348	$468,594
*	OMNOVA Solutions, Inc.	3,300	32,835
	Owens-Illinois, Inc.	19,727	334,767
	Packaging Corp. of America	12,843	1,296,758
	PH Glatfelter Co.	4,200	68,544
	PolyOne Corp.	10,028	328,618
	PPG Industries, Inc.	32,665	3,834,544
	Quaker Chemical Corp.	2,116	396,517
#	Rayonier Advanced Materials, Inc.	4,767	22,167
	Reliance Steel & Aluminum Co.	9,186	918,141
	Royal Gold, Inc.	9,190	1,051,796
	RPM International, Inc.	18,490	1,254,177
	Schnitzer Steel Industries, Inc., Class A	5,069	134,987
	Schweitzer-Mauduit International, Inc.	3,186	109,694
#	Scotts Miracle-Gro Co. (The)	5,865	657,936
#	Sealed Air Corp.	23,412	978,387
	Sensient Technologies Corp.	5,521	376,367
	Sherwin-Williams Co. (The)	11,695	6,000,003
	Silgan Holdings, Inc.	11,200	336,672
	Sonoco Products Co.	11,872	712,676
	Southern Copper Corp.	10,534	377,012
	Steel Dynamics, Inc.	29,900	942,149
	Stepan Co.	2,863	283,866
#*	Summit Materials, Inc., Class A	11,741	216,504
*	SunCoke Energy, Inc.	6,923	52,546
	Synalloy Corp.	737	12,514
#*	TimkenSteel Corp.	4,280	29,917
*	Trecora Resources	613	5,817
	Tredegar Corp.	2,230	37,174
	Trinseo SA	5,923	229,872
*	Tronox Holdings P.L.C., Class A	11,867	131,249
	United States Lime & Minerals, Inc.	353	28,551
#	United States Steel Corp.	20,893	314,022
*	Universal Stainless & Alloy Products, Inc.	545	8,818
#*	US Concrete, Inc.	1,426	67,150
	Valvoline, Inc.	28,562	576,667
*	Verso Corp., Class A	4,311	69,752
	Vulcan Materials Co.	17,700	2,448,795
	Warrior Met Coal, Inc.	4,151	102,696
#	Westlake Chemical Corp.	5,120	345,958
	WestRock Co.	30,706	1,106,951
	Worthington Industries, Inc.	5,920	238,102
#	WR Grace & Co.	9,200	623,852
TOTAL MATERIALS			113,770,850
REAL ESTATE — (0.1%)
	Alexander & Baldwin, Inc.	10,579	248,712
*	CBRE Group, Inc., Class A	43,844	2,324,171
	Consolidated-Tomoka Land Co.	681	42,712
#*	Forestar Group, Inc.	384	7,934
#*	Howard Hughes Corp. (The)	5,344	721,440
	Jones Lang LaSalle, Inc.	7,092	1,033,234
#	Kennedy-Wilson Holdings, Inc.	15,273	328,675
#*	Marcus & Millichap, Inc.	4,041	134,161
	Newmark Group, Inc., Class A	13,792	135,989
*	Rafael Holdings, Inc., Class B	900	18,630
	RE/MAX Holdings, Inc., Class A	3,149	91,573
#*	St Joe Co. (The)	4,493	86,445

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Tejon Ranch Co.	1,978	$36,652
TOTAL REAL ESTATE			5,210,328
UTILITIES — (3.3%)
	AES Corp.	152,730	2,564,337
	ALLETE, Inc.	8,767	762,291
	Alliant Energy Corp.	33,635	1,666,278
	Ameren Corp.	34,396	2,603,433
	American Electric Power Co., Inc.	70,474	6,188,322
	American States Water Co.	6,335	490,772
	American Water Works Co., Inc.	25,459	2,922,184
#	Aqua America, Inc.	26,645	1,117,758
	Artesian Resources Corp., Class A	471	16,947
	Atlantica Yield P.L.C.	11,895	275,845
	Atmos Energy Corp.	16,887	1,841,358
#	Avangrid, Inc.	8,531	431,242
	Avista Corp.	11,052	508,723
	Black Hills Corp.	8,868	701,902
#	California Water Service Group	6,569	350,719
	CenterPoint Energy, Inc.	69,553	2,017,732
	Chesapeake Utilities Corp.	2,334	218,136
	Clearway Energy, Inc., Class A	4,576	78,570
	Clearway Energy, Inc., Class C	14,582	262,768
	CMS Energy Corp.	39,388	2,293,169
	Connecticut Water Service, Inc.	1,422	99,398
	Consolidated Edison, Inc.	46,346	3,937,556
	Consolidated Water Co., Ltd.	777	10,901
	Dominion Energy, Inc.	106,460	7,908,913
	DTE Energy Co.	25,354	3,222,747
	Duke Energy Corp.	100,846	8,745,365
	Edison International	43,819	3,266,268
	El Paso Electric Co.	5,373	356,015
	Entergy Corp.	25,630	2,707,041
	Evergy, Inc.	36,177	2,188,347
	Eversource Energy	44,781	3,397,087
	Exelon Corp.	137,166	6,180,700
#	FirstEnergy Corp.	73,803	3,245,118
#	Genie Energy, Ltd., Class B	1,800	19,836
#	Hawaiian Electric Industries, Inc.	16,851	754,925
	IDACORP, Inc.	6,882	702,377
	MDU Resources Group, Inc.	26,707	714,145
	MGE Energy, Inc.	4,689	347,689
	Middlesex Water Co.	1,620	101,461
#	National Fuel Gas Co.	10,913	520,987
	New Jersey Resources Corp.	11,797	588,316
	NextEra Energy, Inc.	67,630	14,010,907
#	NiSource, Inc.	52,656	1,563,357
	Northwest Natural Holding Co.	3,823	273,039
	NorthWestern Corp.	6,038	422,177
	NRG Energy, Inc.	39,936	1,363,415
	OGE Energy Corp.	27,893	1,198,004
	ONE Gas, Inc.	7,493	683,212
	Ormat Technologies, Inc.	5,235	343,154
	Otter Tail Corp.	5,036	268,822
	Pattern Energy Group, Inc., Class A	15,418	353,535
#*	PG&E Corp.	50,245	910,942
	Pinnacle West Capital Corp.	15,304	1,396,031
	PNM Resources, Inc.	10,346	513,886
	Portland General Electric Co.	11,307	620,189

Tax-Managed U.S. Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
PPL Corp.	98,357	$2,914,318
Public Service Enterprise Group, Inc.	72,941	4,168,578
RGC Resources, Inc.	300	8,634
Sempra Energy	38,937	5,273,238
SJW Group	3,991	258,976
# South Jersey Industries, Inc.	12,048	410,234
Southern Co. (The)	139,441	7,836,584
Southwest Gas Holdings, Inc.	7,483	665,313
Spire, Inc.	7,306	602,087
UGI Corp.	24,114	1,231,984
Unitil Corp.	1,600	93,712
Vistra Energy Corp.	44,397	952,760
WEC Energy Group, Inc.	43,139	3,686,659
Xcel Energy, Inc.	74,189	4,422,406
York Water Co. (The)	900	32,373
TOTAL UTILITIES		132,806,204
TOTAL COMMON STOCKS		3,947,788,231

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	11,281,315	11,281,315
SECURITIES LENDING COLLATERAL — (2.7%)
@§	DFA Short Term Investment Fund	9,435,083	109,173,351
TOTAL INVESTMENTS — (100.0%)
(Cost $1,992,467,097)^^			$4,068,242,897
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$396,057,230	—	—	$396,057,230
Consumer Discretionary	429,740,519	$148	—	429,740,667
Consumer Staples	273,778,815	—	—	273,778,815
Energy	182,744,195	—	—	182,744,195
Financials	558,949,261	4,561	—	558,953,822
Health Care	541,693,847	—	—	541,693,847
Industrials	421,983,392	—	—	421,983,392
Information Technology	891,048,881	—	—	891,048,881
Materials	113,770,850	—	—	113,770,850
Real Estate	5,210,328	—	—	5,210,328
Utilities	132,806,204	—	—	132,806,204
Temporary Cash Investments	11,281,315	—	—	11,281,315
Securities Lending Collateral	—	109,173,351	—	109,173,351
TOTAL	$3,959,064,837	$109,178,060	—	$4,068,242,897

Tax-Managed U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.6%)
COMMUNICATION SERVICES — (3.0%)
	A.H. Belo Corp., Class A	89,193	$329,122
#	AMC Entertainment Holdings, Inc., Class A	125,299	1,482,287
	ATN International, Inc.	47,776	2,688,356
*	Ballantyne Strong, Inc.	83,715	236,913
	Beasley Broadcast Group, Inc., Class A	14,405	46,816
#*	Cars.com, Inc.	218,306	4,147,814
#*	Clear Channel Outdoor Holdings, Inc.	31,420	95,203
#*	comScore, Inc.	20,841	68,775
#	Consolidated Communications Holdings, Inc.	258,437	1,217,238
*	Cumulus Media, Inc., Class A	3,184	48,110
#*	Daily Journal Corp.	244	60,536
*	DHI Group, Inc.	34,042	125,275
	Emerald Expositions Events, Inc.	37,168	396,211
#	Entercom Communications Corp., Class A	313,263	1,779,334
	Entravision Communications Corp., Class A	81,487	265,648
	EW Scripps Co. (The), Class A	288,708	4,425,894
#*	Fluent, Inc.	15,479	80,491
#*	Gaia, Inc.	3,755	21,704
#	Gannett Co., Inc.	308,940	3,166,635
*	GCI Liberty, Inc., Class A	92,783	5,541,929
*	Gray Television, Inc.	309,059	5,485,797
*	Gray Television, Inc., Class A	2,809	47,275
*	Hemisphere Media Group, Inc.	30,183	371,553
*	IDT Corp., Class B	32,125	326,390
*	IMAX Corp.	112,966	2,479,604
*	Iridium Communications, Inc.	234,984	5,977,993
	John Wiley & Sons, Inc., Class A	99,681	4,536,482
*	Liberty Latin America, Ltd., Class A	128,152	2,100,411
*	Liberty Latin America, Ltd., Class C	240,641	3,946,512
*	Liberty TripAdvisor Holdings, Inc., Class A	156,170	1,803,764
#	Lions Gate Entertainment Corp., Class A	240,614	3,106,327
#	Lions Gate Entertainment Corp., Class B	256,894	3,131,538
*	Madison Square Garden Co. (The), Class A	6,278	1,820,871
*	Marchex, Inc., Class B	37,281	162,172
	Marcus Corp. (The)	108,304	3,789,557
#*	Meet Group, Inc. (The)	378,663	1,302,601
#	Meredith Corp.	145,886	8,003,306
#*	MSG Networks, Inc., Class A	60,153	1,142,305
#	New York Times Co. (The), Class A	131,962	4,708,404
	News Corp., Class A	1,142,424	15,034,300
	News Corp., Class B	422,943	5,692,813
#	Nexstar Media Group, Inc., Class A	93,401	9,505,420
*	ORBCOMM, Inc.	204,109	1,196,079
*	QuinStreet, Inc.	6,320	102,953
*	Reading International, Inc., Class A	57,580	751,419
#*	Reading International, Inc., Class B	6,238	154,765
	Saga Communications, Inc., Class A	32,625	1,018,553
	Salem Media Group, Inc.	3,784	7,871
	Scholastic Corp.	141,084	4,820,840
	Shenandoah Telecommunications Co.	56,949	2,241,513
#	Sinclair Broadcast Group, Inc., Class A	112,177	5,636,894
	Spok Holdings, Inc.	50,399	654,683
*	TechTarget, Inc.	36,182	832,910
	TEGNA, Inc.	412,001	6,258,295

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Telephone & Data Systems, Inc.	377,179	$12,197,969
	Townsquare Media, Inc., Class A	21,921	118,154
	Tribune Publishing Co.	32,983	272,769
*	United States Cellular Corp.	107,827	5,163,835
#*	Urban One, Inc.	33,283	71,558
*	Vonage Holdings Corp.	9,631	119,424
#*	Yelp, Inc.	103,569	3,630,093
*	Zedge, Inc., Class B	8,025	12,920
TOTAL COMMUNICATION SERVICES			155,963,183
CONSUMER DISCRETIONARY — (12.4%)
*	1-800-Flowers.com, Inc., Class A	169,895	3,326,544
	Aaron's, Inc.	241,866	15,249,651
#	Abercrombie & Fitch Co., Class A	274,730	5,200,639
	Acushnet Holdings Corp.	27,312	698,095
#	Adient P.L.C.	286,629	6,807,439
*	Adtalem Global Education, Inc.	239,346	11,337,820
	AMCON Distributing Co.	388	37,896
*	American Axle & Manufacturing Holdings, Inc.	133,478	1,611,079
	American Eagle Outfitters, Inc.	561,580	9,934,350
#*	American Outdoor Brands Corp.	176,279	1,699,330
*	American Public Education, Inc.	46,698	1,541,968
*	America's Car-Mart, Inc.	25,350	2,285,556
	Aramark	316,199	11,443,242
	Ark Restaurants Corp.	11,846	228,272
*	Asbury Automotive Group, Inc.	761	70,073
*	AutoNation, Inc.	282,641	13,758,964
*	Barnes & Noble Education, Inc.	72,718	254,513
	Barnes & Noble, Inc.	250,313	1,632,041
	Bassett Furniture Industries, Inc.	44,588	569,835
	BBX Capital Corp.	68,725	296,205
*	Beazer Homes USA, Inc.	4,951	58,026
#	Bed Bath & Beyond, Inc.	327,018	3,175,345
#	Big Lots, Inc.	44,894	1,149,286
*	Biglari Holdings, Inc., Class A	121	55,297
*	Biglari Holdings, Inc., Class B	394	35,775
#	BJ's Restaurants, Inc.	51,969	2,063,169
#*	Boot Barn Holdings, Inc.	72,876	2,280,290
	BorgWarner, Inc.	250,809	9,480,580
	Bowl America, Inc., Class A	10,764	167,703
#	Boyd Gaming Corp.	179,677	4,759,644
	Brunswick Corp.	74,871	3,680,658
*	Build-A-Bear Workshop, Inc.	86,722	370,303
	Caleres, Inc.	191,145	3,589,703
	Callaway Golf Co.	429,420	7,875,563
	Canterbury Park Holding Corp.	7,625	93,406
*	Capri Holdings, Ltd.	133,783	4,761,337
*	Career Education Corp.	170,253	3,227,997
	Carriage Services, Inc.	112,500	2,151,000
#*	Carrols Restaurant Group, Inc.	102,576	956,008
	Cato Corp. (The), Class A	2,702	38,828
*	Cavco Industries, Inc.	29,876	5,298,509
*	Century Casinos, Inc.	501	4,945
#*	Century Communities, Inc.	65,702	1,811,404
*	Chuy's Holdings, Inc.	66,441	1,571,330
	Citi Trends, Inc.	16,400	251,740
	Columbia Sportswear Co.	9,424	998,756
#*	Conn's, Inc.	120,049	2,497,019
#*	Container Store Group, Inc. (The)	42,522	259,809

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Cooper Tire & Rubber Co.	249,369	$6,713,013
*	Cooper-Standard Holdings, Inc.	37,966	1,878,558
	Core-Mark Holding Co., Inc.	203,514	7,617,529
	CSS Industries, Inc.	28,210	144,717
	Culp, Inc.	36,886	662,841
	Dana, Inc.	198,987	3,325,073
*	Deckers Outdoor Corp.	22,160	3,463,165
#*	Del Frisco's Restaurant Group, Inc.	109,491	871,548
*	Del Taco Restaurants, Inc.	119,650	1,450,158
#*	Delta Apparel, Inc.	20,134	383,351
#	Designer Brands, Inc., Class A	241,434	4,437,557
#*	Destination Maternity Corp.	23,786	19,761
*	Destination XL Group, Inc.	61,171	107,661
#	Dick's Sporting Goods, Inc.	262,899	9,771,956
#	Dillard's, Inc., Class A	154,053	11,211,977
#	Dine Brands Global, Inc.	23,801	1,953,824
#*	Dorman Products, Inc.	31,097	2,235,252
	Dover Motorsports, Inc.	50,189	100,378
#*	Drive Shack, Inc.	27,340	142,715
	Educational Development Corp.	4,552	30,271
#*	El Pollo Loco Holdings, Inc.	70,580	694,507
#*	Eldorado Resorts, Inc.	67,712	3,055,165
*	Emerson Radio Corp.	19,652	20,438
	Escalade, Inc.	31,822	366,908
	Ethan Allen Interiors, Inc.	129,820	2,671,696
*	Everi Holdings, Inc.	15,873	190,635
	Expedia Group, Inc.	52,384	6,953,399
	Extended Stay America, Inc.	206,489	3,452,496
*	Fiesta Restaurant Group, Inc.	81,943	782,556
	Flanigan's Enterprises, Inc.	5,416	122,022
	Flexsteel Industries, Inc.	26,545	487,632
	Foot Locker, Inc.	326,114	13,390,241
#*	Fossil Group, Inc.	134,135	1,480,850
#	GameStop Corp., Class A	284,360	1,143,127
#	Gap, Inc. (The)	262,703	5,122,709
*	Genesco, Inc.	79,852	3,144,572
	Gentex Corp.	386,914	10,609,182
*	Gentherm, Inc.	36,152	1,478,978
*	G-III Apparel Group, Ltd.	170,619	4,889,941
	Goodyear Tire & Rubber Co. (The)	957,794	13,150,512
	Graham Holdings Co., Class B	17,186	12,764,558
*	Green Brick Partners, Inc.	51,626	485,801
#	Group 1 Automotive, Inc.	122,299	10,268,224
#	Guess?, Inc.	255,627	4,307,315
#*	Habit Restaurants, Inc. (The), Class A	72,408	724,080
#	Hamilton Beach Brands Holding Co., Class A	40,747	668,658
#	Harley-Davidson, Inc.	73,625	2,634,303
#	Haverty Furniture Cos., Inc.	108,607	1,966,873
	Haverty Furniture Cos., Inc., Class A	700	12,677
*	Helen of Troy, Ltd.	72,774	10,790,929
#*	Hibbett Sports, Inc.	53,688	987,859
	Hooker Furniture Corp.	53,234	1,109,929
#*	Horizon Global Corp.	39,728	228,039
*	Houghton Mifflin Harcourt Co.	149,420	874,107
	International Speedway Corp., Class A	39,180	1,766,234
#*	iRobot Corp.	1,711	125,074
*	J Alexander's Holdings, Inc.	26,657	287,096
	Johnson Outdoors, Inc., Class A	49,152	3,341,844
*	K12, Inc.	189,192	5,647,381

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Kohl's Corp.	287,863	$15,504,301
*	Lakeland Industries, Inc.	30,786	330,334
#*	Lands' End, Inc.	15,478	168,710
*	Laureate Education, Inc., Class A	37,467	614,084
	La-Z-Boy, Inc.	211,867	6,989,492
	LCI Industries	3,680	337,198
*	Leaf Group, Ltd.	86,177	525,680
	Lear Corp.	31,389	3,979,497
#*	LGI Homes, Inc.	31,702	2,228,334
#	Liberty Tax, Inc.	19,597	233,204
	Lifetime Brands, Inc.	61,457	542,665
*	Lincoln Educational Services Corp.	8,887	16,441
*	Liquidity Services, Inc.	52,557	342,672
#	Lithia Motors, Inc., Class A	85,067	11,218,636
#*	Lumber Liquidators Holdings, Inc.	24,414	214,111
*	M/I Homes, Inc.	95,252	3,369,063
	Macy's, Inc.	679,841	15,452,786
*	MarineMax, Inc.	136,673	2,110,231
	Marriott Vacations Worldwide Corp.	186,651	19,081,332
	MDC Holdings, Inc.	188,193	6,801,295
»	Media General, Inc. Contingent Value Rights	109,358	4,287
*	Meritage Homes Corp.	93,172	5,852,133
*	Modine Manufacturing Co.	168,105	2,306,401
*	Monarch Casino & Resort, Inc.	8,637	406,544
#	Monro, Inc.	3,107	261,640
#*	Motorcar Parts of America, Inc.	69,674	1,245,771
#	Movado Group, Inc.	70,300	1,850,999
*	Murphy USA, Inc.	22,484	1,986,686
	Nathan's Famous, Inc.	8,610	607,952
#*	National Vision Holdings, Inc.	26,616	840,799
*	Nautilus, Inc.	140,558	271,277
#	Newell Brands, Inc.	524,382	7,440,981
	Office Depot, Inc.	1,102,120	2,248,325
#	Oxford Industries, Inc.	23,537	1,722,673
	P&F Industries, Inc., Class A	1,423	11,313
#*	Party City Holdco, Inc.	186,348	1,188,900
#	Penske Automotive Group, Inc.	264,013	12,136,678
#*	Playa Hotels & Resorts NV	40,321	295,553
*	Potbelly Corp.	82,187	341,898
	PulteGroup, Inc.	775,869	24,447,632
	PVH Corp.	120,901	10,750,517
*	Qurate Retail, Inc.	542,401	7,669,550
	Ralph Lauren Corp.	34,537	3,599,792
	RCI Hospitality Holdings, Inc.	40,210	681,560
*	Red Lion Hotels Corp.	94,854	644,059
#*	Red Robin Gourmet Burgers, Inc.	83,473	2,756,278
*	Regis Corp.	113,087	2,069,492
	Rocky Brands, Inc.	19,704	621,070
*	RTW RetailWinds, Inc.	20,450	44,581
#*	Rubicon Project, Inc. (The)	197,940	1,506,323
*	Select Interior Concepts, Inc., Class A	3,827	43,819
	Service Corp. International	2,343	108,106
*	Shiloh Industries, Inc.	69,350	349,524
#	Shoe Carnival, Inc.	103,146	2,617,845
#*	Shutterfly, Inc.	47,291	2,397,181
	Signet Jewelers, Ltd.	206,343	3,743,062
*	Skechers U.S.A., Inc., Class A	93,500	3,547,390
#*	Skyline Champion Corp.	27,863	794,096
	Sonic Automotive, Inc., Class A	19,519	538,139

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Speedway Motorsports, Inc.	110,179	$2,181,544
#*	Sportsman's Warehouse Holdings, Inc.	25,198	113,139
#*	Stamps.com, Inc.	34,919	1,667,382
	Standard Motor Products, Inc.	123,563	5,685,134
#*	Stoneridge, Inc.	114,145	3,717,703
	Strattec Security Corp.	10,855	225,675
	Superior Group of Cos, Inc.	78,672	1,338,997
	Superior Industries International, Inc.	9,200	23,552
*	Tandy Leather Factory, Inc.	48,594	282,817
	Tapestry, Inc.	108,602	3,359,060
*	Taylor Morrison Home Corp.	351,801	7,922,559
#	Tile Shop Holdings, Inc.	206,887	535,837
	Tilly's, Inc., Class A	79,507	651,162
	Toll Brothers, Inc.	777,321	27,960,236
*	TopBuild Corp.	84,791	6,879,094
	Tower International, Inc.	25,108	773,326
*	Trans World Entertainment Corp.	50,790	14,983
*	TravelCenters of America LLC	82,609	285,001
#*	TRI Pointe Group, Inc.	457,997	6,269,979
*	Unifi, Inc.	94,608	1,770,116
*	Universal Electronics, Inc.	48,433	2,073,901
*	Universal Technical Institute, Inc.	3,080	11,334
#*	Urban Outfitters, Inc.	428,884	10,211,728
*	Vera Bradley, Inc.	102,746	1,207,266
*	Vista Outdoor, Inc.	83,725	602,820
#*	Vitamin Shoppe, Inc.	80,816	357,207
*	VOXX International Corp.	94,266	442,108
	Weyco Group, Inc.	22,488	618,870
#	Winnebago Industries, Inc.	100,191	4,037,697
	Wolverine World Wide, Inc.	46,732	1,268,774
#*	ZAGG, Inc.	132,606	879,178
*	Zovio, Inc.	61,100	232,791
*	Zumiez, Inc.	29,347	726,925
TOTAL CONSUMER DISCRETIONARY			633,705,581
CONSUMER STAPLES — (3.9%)
#	Alico, Inc.	13,795	440,061
	Andersons, Inc. (The)	106,522	2,860,116
*	Bridgford Foods Corp.	2,376	84,752
	Bunge, Ltd.	257,391	15,039,356
#	Cal-Maine Foods, Inc.	50,043	1,990,210
	Casey's General Stores, Inc.	4,430	717,261
#*	Central Garden & Pet Co.	61,250	1,860,775
*	Central Garden & Pet Co., Class A	176,558	4,864,173
#*	Chefs' Warehouse, Inc. (The)	79,072	2,883,756
#	Coca-Cola Consolidated, Inc.	1,953	573,264
#	Coty, Inc., Class A	1,414,948	15,437,083
#*	Craft Brew Alliance, Inc.	75,024	1,178,627
*	Darling Ingredients, Inc.	704,265	14,317,707
*	Edgewell Personal Care Co.	175,237	5,332,462
#*	elf Beauty Inc.	21,988	364,781
#*	Farmer Brothers Co.	54,091	878,438
	Fresh Del Monte Produce, Inc.	237,709	7,209,714
#*	Hain Celestial Group, Inc. (The)	181,064	3,941,763
#*	Hostess Brands, Inc.	306,433	4,326,834
	Ingles Markets, Inc., Class A	64,605	2,033,765
	Ingredion, Inc.	143,840	11,117,394
	Inter Parfums, Inc.	13,313	922,325
#	J&J Snack Foods Corp.	800	148,672

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	John B. Sanfilippo & Son, Inc.	37,213	$3,234,182
*	Landec Corp.	116,744	1,304,030
#	Limoneira Co.	27,177	537,833
	Mannatech, Inc.	7,995	128,160
#	MGP Ingredients, Inc.	11,800	589,882
*	Natural Alternatives International, Inc.	27,320	275,659
#*	Natural Grocers by Vitamin Cottage, Inc.	70,661	647,961
*	Nature's Sunshine Products, Inc.	1,214	10,962
	Nu Skin Enterprises, Inc., Class A	7,368	294,573
	Oil-Dri Corp. of America	28,763	1,019,073
*	Pilgrim's Pride Corp.	100,890	2,730,083
*	Post Holdings, Inc.	247,353	26,521,189
	PriceSmart, Inc.	32,620	1,989,820
#*	Pyxus International, Inc.	11,017	157,213
#	Sanderson Farms, Inc.	81,341	10,657,298
	Seaboard Corp.	2,639	10,771,448
*	Seneca Foods Corp., Class A	25,957	819,722
*	Seneca Foods Corp., Class B	1,786	56,080
*	Simply Good Foods Co. (The)	37,543	1,022,296
	SpartanNash Co.	153,127	1,809,961
#	Spectrum Brands Holdings, Inc.	33,840	1,695,722
*	TreeHouse Foods, Inc.	177,639	10,541,098
#*	United Natural Foods, Inc.	179,265	1,767,553
	Universal Corp.	108,949	6,482,466
*	US Foods Holding Corp.	311,820	11,029,073
#	Village Super Market, Inc., Class A	32,953	824,814
#	Weis Markets, Inc.	77,929	2,840,512
TOTAL CONSUMER STAPLES			198,281,952
ENERGY — (6.1%)
	Adams Resources & Energy, Inc.	23,605	770,207
#	Antero Midstream Corp.	14,037	128,017
#*	Antero Resources Corp.	940,723	4,336,733
*	Apergy Corp.	68,412	2,225,442
#	Arch Coal, Inc., Class A	57,282	5,107,263
	Archrock, Inc.	279,655	3,070,612
*	Ardmore Shipping Corp.	60,828	446,478
*	Aspen Aerogels, Inc.	11,182	73,801
*	Barnwell Industries, Inc.	21,637	21,853
#	Berry Petroleum Corp.	16,557	162,259
#*	Bonanza Creek Energy, Inc.	27,124	591,303
*	C&J Energy Services, Inc.	138,155	1,511,416
#*	Callon Petroleum Co.	532,618	2,620,481
#*	Carrizo Oil & Gas, Inc.	154,182	1,469,354
#*	Centennial Resource Development, Inc., Class A	449,998	2,677,488
	Cimarex Energy Co.	123,233	6,244,216
*	Clean Energy Fuels Corp.	750,165	2,002,941
*	CNX Resources Corp.	687,356	5,650,066
*	CONSOL Energy, Inc.	109,078	2,344,086
#*	Contango Oil & Gas Co.	97,195	129,269
*	Contura Energy, Inc.	8,363	299,646
#	CVR Energy, Inc.	10,755	570,768
*	Dawson Geophysical Co.	8,079	19,228
	Delek US Holdings, Inc.	279,715	12,050,122
#	DHT Holdings, Inc.	374,722	2,117,179
#*	Diamond Offshore Drilling, Inc.	36,536	330,285
#	DMC Global, Inc.	16,522	863,109
*	Dorian LPG, Ltd.	101,538	929,073
#*	Dril-Quip, Inc.	38,948	2,049,444

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Earthstone Energy, Inc., Class A	30,810	$134,948
#	EnLink Midstream LLC	709,895	6,814,992
*	Era Group, Inc.	124,929	1,289,267
	Evolution Petroleum Corp.	10,046	61,281
*	Exterran Corp.	117,179	1,599,493
#*	Extraction Oil & Gas, Inc.	317,900	1,179,409
*	Forum Energy Technologies, Inc.	31,833	83,402
#*	Frank's International NV	197,462	1,125,533
	GasLog, Ltd.	119,346	1,699,487
*	Geospace Technologies Corp.	48,149	751,606
*	Goodrich Petroleum Corp.	1,736	19,981
#	Green Plains, Inc.	179,995	1,816,150
*	Gulf Island Fabrication, Inc.	49,402	353,718
	Hallador Energy Co.	53,847	288,620
*	Helix Energy Solutions Group, Inc.	289,206	2,533,445
#	Helmerich & Payne, Inc.	331,278	16,457,891
#*	HighPoint Resources Corp.	68,995	86,244
	HollyFrontier Corp.	486,689	24,222,512
#*	Hornbeck Offshore Services, Inc.	868,756	903,506
*	International Seaways, Inc.	97,829	1,664,071
#*	Jagged Peak Energy, Inc.	137,952	1,012,568
*	Keane Group, Inc.	214,671	1,350,281
#*	KLX Energy Services Holdings, Inc.	78,994	1,241,786
#	Kosmos Energy, Ltd.	737,042	4,429,622
#*	Laredo Petroleum, Inc.	461,739	1,532,973
*	Lonestar Resources US, Inc., Class A	43,419	107,679
#	Mammoth Energy Services, Inc.	49,838	322,950
#*	Matador Resources Co.	286,140	5,044,648
*	Matrix Service Co.	76,015	1,396,396
#*	McDermott International, Inc.	339,646	2,180,527
*	Midstates Petroleum Co., Inc.	24,421	111,116
*	Mitcham Industries, Inc.	59,218	246,347
#	Murphy Oil Corp.	570,380	13,711,935
#	Nabors Industries, Ltd.	734,861	2,175,189
	NACCO Industries, Inc., Class A	24,983	1,327,846
	National Oilwell Varco, Inc.	206,566	4,920,402
*	Natural Gas Services Group, Inc.	68,519	1,099,045
	Navios Maritime Acquisition Corp.	1,692	10,812
#*	Newpark Resources, Inc.	410,556	3,132,542
*	Nine Energy Service, Inc.	19,214	247,284
#*	Noble Corp. P.L.C.	1,196,696	2,668,632
#*	Northern Oil and Gas, Inc.	86,856	140,707
#*	Oasis Petroleum, Inc.	1,068,192	5,202,095
*	Oceaneering International, Inc.	496,258	7,667,186
*	Oil States International, Inc.	104,333	1,556,648
	Panhandle Oil and Gas, Inc., Class A	8,325	98,318
*	Par Pacific Holdings, Inc.	50,474	1,163,930
*	Parsley Energy, Inc., Class A	827,956	13,735,790
	Patterson-UTI Energy, Inc.	868,108	10,096,096
	PBF Energy, Inc., Class A	472,346	13,192,624
#*	PDC Energy, Inc.	239,978	6,894,568
	Peabody Energy Corp.	315,994	6,654,834
#*	Penn Virginia Corp.	25,265	865,074
*	ProPetro Holding Corp.	127,996	2,320,567
*	QEP Resources, Inc.	905,808	4,483,750
#	Range Resources Corp.	845,807	4,812,642
#*	Renewable Energy Group, Inc.	202,352	2,749,964
*	REX American Resources Corp.	42,255	3,152,223
*	RigNet, Inc.	86,416	754,412

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Ring Energy, Inc.	105,980	$259,651
#*	Roan Resources, Inc.	12,581	15,097
#	RPC, Inc.	188,948	1,167,699
#*	SandRidge Energy, Inc.	50,566	341,320
#	Scorpio Tankers, Inc.	173,552	4,548,798
#*	SEACOR Holdings, Inc.	70,739	3,370,006
*	SEACOR Marine Holdings, Inc.	77,746	1,094,664
#*	Select Energy Services, Inc., Class A	119,271	1,212,986
	SemGroup Corp., Class A	31,027	393,112
#	Ship Finance International, Ltd.	176,937	2,326,722
	SM Energy Co.	24,568	244,943
#*	Southwestern Energy Co.	2,089,668	4,597,270
#*	SRC Energy, Inc.	861,225	3,513,798
*	Superior Energy Services, Inc.	1,001	908
*	Talos Energy, Inc.	47,843	984,609
#	Targa Resources Corp.	27,615	1,074,500
#*	Tidewater, Inc.	54,515	1,253,300
#*	Transocean, Ltd.	306,365	1,862,699
*	Unit Corp.	201,497	1,309,730
#	US Silica Holdings, Inc.	220,352	3,054,079
#*	Whiting Petroleum Corp.	326,832	5,778,390
	World Fuel Services Corp.	147,488	5,757,932
*	WPX Energy, Inc.	1,152,716	12,034,355
TOTAL ENERGY			313,906,271
FINANCIALS — (27.0%)
	1st Constitution Bancorp	4,837	88,082
	1st Source Corp.	133,297	6,258,294
	ACNB Corp.	2,174	81,090
*	Allegiance Bancshares, Inc.	31,237	1,048,314
*	A-Mark Precious Metals, Inc.	3,456	43,822
*	Ambac Financial Group, Inc.	12,275	223,650
	American Equity Investment Life Holding Co.	343,192	8,854,354
	American Financial Group, Inc.	175,041	17,920,698
	American National Bankshares, Inc.	19,934	737,359
	American National Insurance Co.	44,016	5,326,816
	American River Bankshares	8,728	114,773
	Ameris Bancorp	198,698	7,902,219
	AMERISAFE, Inc.	23,966	1,559,228
	AmeriServ Financial, Inc.	72,711	298,115
	Ames National Corp.	2,159	58,962
	Argo Group International Holdings, Ltd.	154,455	10,570,900
	Arrow Financial Corp.	10,970	364,862
	Associated Banc-Corp	554,953	12,025,831
#	Associated Capital Group, Inc., Class A	264	9,866
	Assurant, Inc.	119,360	13,530,650
	Assured Guaranty, Ltd.	471,431	20,596,820
*	Asta Funding, Inc.	6,462	47,366
*	Athene Holding, Ltd., Class A	225,170	9,200,446
	Atlantic American Corp.	9,523	22,379
*	Atlantic Capital Bancshares, Inc.	57,849	1,063,843
	Atlantic Union Bankshares Corp.	264,550	10,060,836
*	Atlanticus Holdings Corp.	55,958	264,122
	Auburn National Bancorporation, Inc.	513	19,843
	Axis Capital Holdings, Ltd.	237,586	15,127,101
#*	Axos Financial, Inc.	227,512	6,668,377
#	Banc of California, Inc.	107,117	1,674,239
	BancFirst Corp.	18,886	1,101,809
#*	Bancorp of New Jersey, Inc.	596	8,225

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Bancorp, Inc. (The)	171,720	$1,662,250
	BancorpSouth Bank	275,023	8,220,437
	Bank of Commerce Holdings	15,524	167,193
	Bank of Marin Bancorp	25,957	1,134,840
	Bank of Princeton (The)	770	21,229
	Bank OZK	136,881	4,185,821
	BankFinancial Corp.	63,134	846,627
	BankUnited, Inc.	212,481	7,311,471
	Bankwell Financial Group, Inc.	5,258	147,750
	Banner Corp.	105,383	6,244,997
	Bar Harbor Bankshares	40,267	1,022,379
*	Baycom Corp.	10,560	241,824
	BCB Bancorp, Inc.	14,196	182,135
	Berkshire Hills Bancorp, Inc.	148,351	4,865,913
*	Blucora, Inc.	156,597	4,688,514
	Blue Capital Reinsurance Holdings, Ltd.	14,847	119,518
	BOK Financial Corp.	127,970	10,708,530
	Boston Private Financial Holdings, Inc.	242,481	2,798,231
	Bridge Bancorp, Inc.	35,575	1,039,146
*	Bridgewater Bancshares, Inc.	3,475	41,422
	Brookline Bancorp, Inc.	273,201	4,051,571
	Bryn Mawr Bank Corp.	44,493	1,649,800
*	Byline Bancorp, Inc.	9,376	179,175
	C&F Financial Corp.	7,197	390,797
	Cadence BanCorp	306,831	5,259,083
	California First National Bancorp	14,758	255,461
	Camden National Corp.	44,806	2,003,276
*	Cannae Holdings, Inc.	67,462	1,953,025
	Capital City Bank Group, Inc.	96,611	2,494,496
	Capitol Federal Financial, Inc.	414,097	5,656,565
	Capstar Financial Holdings, Inc.	2,208	35,770
	Carolina Financial Corp.	31,787	1,116,359
	Cathay General Bancorp	281,020	10,459,564
	CBTX, Inc.	3,283	98,950
	CenterState Banks Corp.	170,685	4,151,059
	Central Pacific Financial Corp.	38,844	1,144,733
	Central Valley Community Bancorp	13,293	275,564
	Century Bancorp, Inc., Class A	7,189	602,079
	Chemung Financial Corp.	1,976	86,233
	CIT Group, Inc.	312,756	15,809,816
	Citizens & Northern Corp.	10,346	265,065
	Citizens Community Bancorp, Inc.	33,725	367,602
	Citizens Holding Co.	1,122	23,798
#*	Citizens, Inc.	133,854	997,212
#	City Holding Co.	14,788	1,145,331
	Civista Bancshares, Inc.	13,221	293,110
	CNB Financial Corp.	16,531	466,505
	CNO Financial Group, Inc.	1,201,584	20,318,785
	Codorus Valley Bancorp, Inc.	7,382	172,739
	Colony Bankcorp, Inc.	4,653	77,938
	Columbia Banking System, Inc.	197,781	7,458,322
#	Community Bank System, Inc.	93,186	6,149,344
	Community Bankers Trust Corp.	3,617	28,791
	Community Financial Corp. (The)	2,339	76,088
	Community Trust Bancorp, Inc.	54,019	2,284,464
	Community West Bancshares	18,755	180,986
	ConnectOne Bancorp, Inc.	116,498	2,663,144
*	Consumer Portfolio Services, Inc.	77,692	283,576
#*	Cowen, Inc., Class A	66,804	1,173,078

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Crawford & Co., Class A	1,705	$17,613
#*	Customers Bancorp, Inc.	32,075	661,386
	CVB Financial Corp.	34,390	756,924
	Dime Community Bancshares, Inc.	120,858	2,438,914
	DNB Financial Corp.	400	18,316
	Donegal Group, Inc., Class A	75,298	1,118,175
	Donegal Group, Inc., Class B	6,421	88,353
	E*TRADE Financial Corp.	51,867	2,530,591
	Eagle Bancorp, Inc.	40,318	1,625,219
	East West Bancorp, Inc.	850	40,808
*	Elevate Credit, Inc.	19,200	79,872
	EMC Insurance Group, Inc.	196,319	7,055,705
	Employers Holdings, Inc.	109,964	4,827,420
#*	Encore Capital Group, Inc.	88,785	3,194,484
*	Enova International, Inc.	70,042	1,887,632
*	Enstar Group, Ltd.	15,976	2,830,148
*	Entegra Financial Corp.	2,772	82,633
	Enterprise Bancorp, Inc.	12,130	370,571
	Enterprise Financial Services Corp.	42,119	1,755,520
*	Equity Bancshares, Inc., Class A	22,595	598,542
	ESSA Bancorp, Inc.	24,400	374,540
	Evans Bancorp, Inc.	8,795	325,943
	Everest Re Group, Ltd.	5,396	1,330,869
#*	EZCORP, Inc., Class A	128,140	1,262,179
	Farmers National Banc Corp.	33,056	482,948
#	FB Financial Corp.	8,170	310,542
	FBL Financial Group, Inc., Class A	116,453	7,301,603
	Federal Agricultural Mortgage Corp., Class A	2,759	189,295
	Federal Agricultural Mortgage Corp., Class C	43,772	3,382,262
	FedNat Holding Co.	56,799	709,420
	Financial Institutions, Inc.	49,428	1,521,888
*	First Acceptance Corp.	90,168	81,151
	First American Financial Corp.	291,331	16,844,758
	First Bancorp	63,922	2,361,279
	First BanCorp	675,817	7,271,791
	First Bancorp, Inc.	21,677	568,154
#	First Bancshares, Inc. (The)	12,458	413,730
	First Bank	11,626	132,304
	First Busey Corp.	82,675	2,234,705
	First Business Financial Services, Inc.	11,592	276,237
#	First Choice Bancorp	400	8,880
	First Citizens BancShares, Inc., Class A	21,741	10,153,482
	First Commonwealth Financial Corp.	285,908	3,936,953
	First Community Bancshares, Inc.	50,778	1,679,228
	First Community Corp.	2,111	40,341
	First Defiance Financial Corp.	66,636	1,913,786
#	First Financial Bancorp	345,037	8,794,993
	First Financial Corp.	45,672	1,982,622
	First Financial Northwest, Inc.	77,636	1,147,460
	First Foundation, Inc.	98,188	1,476,748
	First Horizon National Corp.	660,003	10,824,049
	First Internet Bancorp	4,969	104,747
	First Interstate BancSystem, Inc., Class A	121,991	4,883,300
	First Merchants Corp.	165,434	6,519,754
#	First Mid Bancshares, Inc.	13,172	448,902
	First Midwest Bancorp, Inc.	372,795	8,063,556
	First Northwest Bancorp	7,168	115,190
	First of Long Island Corp. (The)	37,887	838,060
	First Savings Financial Group, Inc.	426	25,794

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	7,060	$150,307
	Flagstar Bancorp, Inc.	190,559	6,570,474
	Flushing Financial Corp.	119,416	2,431,310
	FNB Corp.	989,917	11,928,500
	Franklin Financial Network, Inc.	16,981	500,939
	FS Bancorp, Inc.	3,027	149,231
	Fulton Financial Corp.	697,077	11,850,309
	GAMCO Investors, Inc., Class A	18,523	376,017
*	Genworth Financial, Inc., Class A	20,742	82,761
#	German American Bancorp, Inc.	93,044	2,935,538
	Glacier Bancorp, Inc.	48,116	2,016,542
	Global Indemnity, Ltd.	56,695	1,603,902
	Great Southern Bancorp, Inc.	37,966	2,276,441
	Great Western Bancorp, Inc.	178,018	6,020,569
#*	Greenlight Capital Re, Ltd., Class A	107,680	899,128
#	Guaranty Bancshares, Inc.	4,083	125,838
	Guaranty Federal Bancshares, Inc.	14,051	331,604
*	Hallmark Financial Services, Inc.	59,157	916,933
	Hancock Whitney Corp.	292,917	12,161,914
	Hanmi Financial Corp.	104,995	2,256,343
	Hanover Insurance Group, Inc. (The)	102,944	13,352,866
#*	HarborOne Bancorp, Inc.	20,765	397,650
	Hawthorn Bancshares, Inc.	14,406	351,939
#	HCI Group, Inc.	32,155	1,289,094
#	Heartland Financial USA, Inc.	80,256	3,859,511
	Heritage Commerce Corp.	113,213	1,400,445
#	Heritage Financial Corp.	65,383	1,864,723
	Heritage Insurance Holdings, Inc.	38,170	513,005
	Hilltop Holdings, Inc.	306,847	6,959,290
	Hingham Institution for Savings	1,253	241,566
*	HMN Financial, Inc.	17,795	377,254
	Home Bancorp, Inc.	6,287	234,882
#	Home BancShares, Inc.	30,232	594,663
*	HomeStreet, Inc.	71,609	2,078,093
	HomeTrust Bancshares, Inc.	21,623	565,009
	Hope Bancorp, Inc.	385,386	5,684,443
#*»	HopFed Bancorp, Inc.	27,899	561,803
	Horace Mann Educators Corp.	204,780	8,895,643
	Horizon Bancorp, Inc.	84,915	1,479,219
*	Howard Bancorp, Inc.	6,143	91,469
	IBERIABANK Corp.	187,885	14,762,124
	Independence Holding Co.	3,773	142,997
	Independent Bank Corp.	79,840	6,208,358
	Independent Bank Corp.	43,229	939,798
	Independent Bank Group, Inc.	108,753	6,178,258
	International Bancshares Corp.	223,431	8,407,709
*	INTL. FCStone, Inc.	41,691	1,700,159
#	Invesco, Ltd.	576,905	11,070,807
	Investar Holding Corp.	3,508	84,578
	Investors Bancorp, Inc.	1,014,561	11,525,413
	Investors Title Co.	7,512	1,232,719
	James River Group Holdings, Ltd.	12,755	610,072
	Janus Henderson Group P.L.C.	580,108	11,642,768
	Jefferies Financial Group, Inc.	124,721	2,660,299
	Kearny Financial Corp.	268,141	3,579,682
	Kemper Corp.	247,151	21,754,231
	Kentucky First Federal Bancorp	496	3,770
	Kingstone Cos., Inc.	1,214	10,295
	Ladenburg Thalmann Financial Services, Inc.	17,957	55,487

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lake Shore Bancorp, Inc.	1,066	$15,830
	Lakeland Bancorp, Inc.	160,777	2,633,527
	Lakeland Financial Corp.	32,815	1,509,162
	Landmark Bancorp, Inc.	3,267	77,591
#	LCNB Corp.	770	13,868
	LegacyTexas Financial Group, Inc.	120,251	5,139,528
	Legg Mason, Inc.	326,841	12,308,832
*	LendingClub Corp.	30,099	444,863
	Level One Bancorp, Inc.	507	11,945
#	Live Oak Bancshares, Inc.	32,456	631,918
	Luther Burbank Corp.	6,121	68,310
	Macatawa Bank Corp.	84,697	870,685
	Mackinac Financial Corp.	18,725	288,365
*	Magyar Bancorp, Inc.	6,751	79,662
*	Malvern Bancorp, Inc.	4,264	90,567
	Marlin Business Services Corp.	62,483	1,450,230
#*	MBIA, Inc.	382,403	3,567,820
	MBT Financial Corp.	61,021	657,806
	Mercantile Bank Corp.	47,119	1,583,198
	Merchants Bancorp	2,503	44,779
	Mercury General Corp.	15,286	866,869
	Meridian Bancorp, Inc.	131,046	2,403,384
	Meta Financial Group, Inc.	96,283	2,972,256
*	Metropolitan Bank Holding Corp.	1,359	57,037
*	MGIC Investment Corp.	394,009	5,063,016
	Mid Penn Bancorp, Inc.	262	6,825
	Middlefield Banc Corp.	967	42,200
	Midland States Bancorp, Inc.	18,716	507,578
	MidSouth Bancorp, Inc.	47,419	579,934
	MidWestOne Financial Group, Inc.	18,853	585,763
#*	Mr Cooper Group, Inc.	132,794	1,010,562
	MSB Financial Corp.	3,419	55,559
	MutualFirst Financial, Inc.	19,402	632,311
	MVB Financial Corp.	914	15,913
	National Bank Holdings Corp., Class A	65,744	2,385,192
	National Bankshares, Inc.	658	24,109
	National General Holdings Corp.	184,746	4,568,769
	National Security Group, Inc. (The)	193	2,160
	National Western Life Group, Inc., Class A	7,929	2,132,901
	Navient Corp.	790,598	11,186,962
#	NBT Bancorp, Inc.	85,395	3,304,786
	Nelnet, Inc., Class A	110,931	6,939,843
#	New York Community Bancorp, Inc.	1,524,152	17,573,473
»	NewStar Financial, Inc.	159,703	15,539
*	NI Holdings, Inc.	1,683	28,291
*	Nicholas Financial, Inc.	23,562	197,450
*	Nicolet Bankshares, Inc.	11,607	762,696
*	NMI Holdings, Inc., Class A	102,223	2,543,308
*	Northeast Bank	9,180	201,501
	Northfield Bancorp, Inc.	158,902	2,486,816
	Northrim BanCorp, Inc.	26,190	1,020,624
#	Northwest Bancshares, Inc.	285,760	4,900,784
	Norwood Financial Corp.	4,180	144,712
	OceanFirst Financial Corp.	127,826	3,118,954
	OFG Bancorp	150,704	3,410,432
#	Ohio Valley Banc Corp.	1,614	58,201
	Old Line Bancshares, Inc.	19,414	548,251
	Old National Bancorp	548,999	9,667,872
	Old Republic International Corp.	635,474	14,495,162

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old Second Bancorp, Inc.	87,137	$1,144,980
*	On Deck Capital, Inc.	150,121	537,433
	OneMain Holdings, Inc.	245,016	10,155,913
	Oppenheimer Holdings, Inc., Class A	12,633	368,126
	Opus Bank	89,779	2,011,947
#	Origin Bancorp, Inc.	576	20,051
	Oritani Financial Corp.	190,447	3,447,091
	Orrstown Financial Services, Inc.	4,071	93,104
*	Pacific Mercantile Bancorp	38,847	299,899
	Pacific Premier Bancorp, Inc.	146,401	4,630,664
#	PacWest Bancorp	417,592	16,131,579
#	Park National Corp.	737	69,713
	Parke Bancorp, Inc.	3,530	84,614
	PCSB Financial Corp.	5,033	97,842
	Peapack Gladstone Financial Corp.	54,763	1,556,912
	Penns Woods Bancorp, Inc.	4,364	197,951
	Pennymac Financial Services, Inc.	4,623	110,998
	Peoples Bancorp of North Carolina, Inc.	5,107	138,502
	Peoples Bancorp, Inc.	63,799	2,067,726
	Peoples Financial Services Corp.	1,342	64,926
#	People's United Financial, Inc.	1,381,007	22,676,135
	People's Utah Bancorp	4,695	142,258
#	Pinnacle Financial Partners, Inc.	212,129	12,884,715
	Piper Jaffray Cos.	43,069	3,329,234
	Popular, Inc.	353,844	20,367,261
#*	PRA Group, Inc.	165,417	5,149,431
	Preferred Bank	25,729	1,394,255
	Premier Financial Bancorp, Inc.	39,050	609,961
	ProAssurance Corp.	117,853	4,606,874
#	Prosperity Bancshares, Inc.	227,025	15,753,265
	Protective Insurance Corp., Class A	276	4,513
	Protective Insurance Corp., Class B	24,366	403,257
*	Provident Bancorp, Inc.	515	14,240
	Provident Financial Holdings, Inc.	26,149	543,115
	Provident Financial Services, Inc.	231,764	5,604,054
	Prudential Bancorp, Inc.	2,664	48,671
	QCR Holdings, Inc.	30,980	1,185,295
	Radian Group, Inc.	439,207	10,013,920
	RBB Bancorp	7,887	158,529
*	Regional Management Corp.	23,874	576,080
	Reinsurance Group of America, Inc.	170,010	26,507,959
	RenaissanceRe Holdings, Ltd.	93,361	16,912,345
	Renasant Corp.	172,760	6,200,356
	Republic Bancorp, Inc., Class A	20,475	978,091
*	Republic First Bancorp, Inc.	18,494	80,449
	Riverview Bancorp, Inc.	43,494	369,699
	S&T Bancorp, Inc.	87,232	3,320,922
	Safety Insurance Group, Inc.	52,186	5,148,671
	Salisbury Bancorp, Inc.	490	18,865
	Sandy Spring Bancorp, Inc.	116,654	4,250,872
	Santander Consumer USA Holdings, Inc.	749,426	20,167,054
	SB Financial Group, Inc.	1,320	21,859
#	SB One Bancorp	8,941	204,838
*	Seacoast Banking Corp. of Florida	64,429	1,742,160
*	Security National Financial Corp., Class A	11,818	60,390
*	Select Bancorp, Inc.	8,275	93,921
	Selective Insurance Group, Inc.	184,036	13,839,507
	Shore Bancshares, Inc.	11,358	186,271
	Sierra Bancorp	30,035	783,012

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Signature Bank	54,587	$6,957,659
	Simmons First National Corp., Class A	321,747	8,284,985
	SLM Corp.	98,617	898,401
*	SmartFinancial, Inc.	6,504	141,072
	South State Corp.	108,380	8,677,987
*	Southern First Bancshares, Inc.	18,737	764,095
	Southern Missouri Bancorp, Inc.	9,339	325,464
	Southern National Bancorp of Virginia, Inc.	23,892	380,361
#	Southside Bancshares, Inc.	61,787	2,139,066
	Southwest Georgia Financial Corp.	731	14,985
	State Auto Financial Corp.	141,848	4,905,104
	Sterling Bancorp	742,285	16,218,927
	Sterling Bancorp, Inc.	11,366	111,614
	Stewart Information Services Corp.	76,617	2,898,421
	Stifel Financial Corp.	183,296	10,962,934
	Stock Yards Bancorp, Inc.	3,295	126,034
	Summit Financial Group, Inc.	9,203	244,892
	Synovus Financial Corp.	338,146	12,907,033
	TCF Financial Corp.	534,790	11,433,810
	TCF Financial Corp.	225,131	9,464,507
	Territorial Bancorp, Inc.	21,403	615,336
*	Texas Capital Bancshares, Inc.	130,872	8,235,775
*	Third Point Reinsurance, Ltd.	192,103	1,936,398
	Timberland Bancorp, Inc.	49,488	1,367,848
	Tiptree, Inc.	139,954	955,886
	Tompkins Financial Corp.	14,598	1,196,598
	Towne Bank	169,530	4,770,574
	TriCo Bancshares	58,987	2,226,759
*	TriState Capital Holdings, Inc.	59,022	1,239,462
*	Triumph Bancorp, Inc.	44,065	1,375,269
	TrustCo Bank Corp. NY	258,072	2,090,383
#	Trustmark Corp.	303,207	10,775,977
	Two River Bancorp	1,206	17,137
	UMB Financial Corp.	19,826	1,353,323
	Umpqua Holdings Corp.	746,399	13,032,127
*	Unico American Corp.	35,600	214,312
	United Bancshares, Inc.	590	12,915
#	United Bankshares, Inc.	267,053	10,038,522
	United Community Banks, Inc.	201,739	5,789,909
	United Community Financial Corp.	160,909	1,638,054
	United Financial Bancorp, Inc.	163,741	2,348,046
	United Fire Group, Inc.	50,379	2,633,310
#	United Insurance Holdings Corp.	33,835	383,351
	United Security Bancshares	1,687	18,085
	Unity Bancorp, Inc.	30,640	634,554
#	Universal Insurance Holdings, Inc.	49,436	1,226,507
	Univest Financial Corp.	88,528	2,430,979
	Unum Group	596,686	19,064,118
#	Valley National Bancorp	980,428	10,941,576
#	Veritex Holdings, Inc.	78,554	2,010,197
*	Victory Capital Holdings, Inc., Class A	11,262	201,252
#	Virtus Investment Partners, Inc.	18,429	1,974,852
	Voya Financial, Inc.	283,085	15,900,884
#	Waddell & Reed Financial, Inc., Class A	91,113	1,594,477
	Walker & Dunlop, Inc.	89,820	5,240,099
	Washington Federal, Inc.	326,323	11,936,895
	Washington Trust Bancorp, Inc.	17,053	856,572
	Waterstone Financial, Inc.	72,714	1,228,867
	Webster Financial Corp.	209,439	10,681,389

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	WesBanco, Inc.	204,884	$7,494,657
	West Bancorporation, Inc.	90,568	1,918,230
*	Western Alliance Bancorp	48,874	2,416,331
	Western New England Bancorp, Inc.	113,841	1,063,275
	White Mountains Insurance Group, Ltd.	6,596	7,097,296
	Wintrust Financial Corp.	182,739	13,073,148
#*	World Acceptance Corp.	8,458	1,071,882
	WR Berkley Corp.	89,075	6,180,914
	WSFS Financial Corp.	154,109	6,529,598
	WVS Financial Corp.	1,304	22,442
#	Zions Bancorp NA	374,079	16,859,741
TOTAL FINANCIALS			1,381,243,927
HEALTH CARE — (4.0%)
#*	Acadia Healthcare Co., Inc.	295,011	9,422,651
*	Achillion Pharmaceuticals, Inc.	98,996	436,572
#*	Aclaris Therapeutics, Inc.	13,511	17,294
#*	Acorda Therapeutics, Inc.	240,534	1,666,901
*	Addus HomeCare Corp.	18,457	1,487,450
#*	Adverum Biotechnologies, Inc.	86,143	1,155,178
*	Aeglea BioTherapeutics, Inc.	3,852	34,514
#*	Akebia Therapeutics, Inc.	18,321	76,765
#*	Akorn, Inc.	199,697	742,873
*	Allscripts Healthcare Solutions, Inc.	636,895	6,560,018
*	American Shared Hospital Services	8,624	26,044
*	AMN Healthcare Services, Inc.	35,119	1,874,652
*	Amphastar Pharmaceuticals, Inc.	39,847	802,917
*	AngioDynamics, Inc.	109,786	2,237,439
#*	Anika Therapeutics, Inc.	65,392	3,602,445
*	Applied Genetic Technologies Corp.	34,204	132,027
*	Aquinox Pharmaceuticals, Inc.	33,079	88,321
*	Aravive, Inc.	2,023	13,251
*	Ardelyx, Inc.	11,690	28,173
*	Arena Pharmaceuticals, Inc.	15,945	999,433
*	Assertio Therapeutics, Inc.	137,185	470,545
*	Avanos Medical, Inc.	90,230	3,674,166
#*	Bellicum Pharmaceuticals, Inc.	7,500	10,800
*	Bio-Rad Laboratories, Inc., Class A	3,997	1,258,655
*	BioTelemetry, Inc.	9,585	450,016
*	Brookdale Senior Living, Inc.	691,267	5,384,970
*	Calithera Biosciences, Inc.	46,888	198,805
#*	Cambrex Corp.	93,143	4,079,663
#	Cantel Medical Corp.	3,078	284,038
#*	Capital Senior Living Corp.	55,334	295,484
#*	Catalyst Biosciences, Inc.	41,857	342,809
*	Chimerix, Inc.	49,040	176,544
#	Computer Programs & Systems, Inc.	9,280	239,517
*	Concert Pharmaceuticals, Inc.	1,500	15,090
	CONMED Corp.	97,889	8,550,604
*	Corvus Pharmaceuticals, Inc.	100	391
#*	Covetrus, Inc.	6,743	159,607
*	Cross Country Healthcare, Inc.	28,266	268,244
*	CryoLife, Inc.	15,479	446,105
#*	Cumberland Pharmaceuticals, Inc.	73,176	428,080
*	Cutera, Inc.	14,665	374,837
*	DaVita, Inc.	99,174	5,935,564
	Digirad Corp.	5,037	26,948
*	Electromed, Inc.	22,812	121,588
#*	Emergent BioSolutions, Inc.	118,098	5,212,846

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Enanta Pharmaceuticals, Inc.	16,058	$1,204,671
	Ensign Group, Inc. (The)	13,508	813,992
#*	Enzo Biochem, Inc.	289,977	1,133,810
#*	Evolent Health, Inc., Class A	311,255	2,122,759
*	Five Prime Therapeutics, Inc.	27,873	142,431
*	FONAR Corp.	19,236	472,051
#*	G1 Therapeutics, Inc.	2,719	67,458
#*	Harvard Bioscience, Inc.	105,125	260,710
*	HealthStream, Inc.	67,495	1,906,059
*	HMS Holdings Corp.	53,878	1,880,342
*	Horizon Therapeutics P.L.C.	114,209	2,842,662
#*	Idera Pharmaceuticals, Inc.	5,109	13,794
#*	Inovalon Holdings, Inc., Class A	8,384	125,760
*	Integer Holdings Corp.	126,414	11,065,017
#*	Intra-Cellular Therapies, Inc.	40,691	339,770
#*	IntriCon Corp.	20,844	374,775
#	Invacare Corp.	115,192	616,277
#*	IRIDEX Corp.	59,537	204,807
*	Jazz Pharmaceuticals P.L.C.	16,091	2,242,764
*	Jounce Therapeutics, Inc.	24,475	117,235
	Kewaunee Scientific Corp.	11,719	213,872
*	Kindred Biosciences, Inc.	58,024	395,724
#*	Lannett Co., Inc.	40,573	286,851
#	LeMaitre Vascular, Inc.	36,090	1,194,218
*	LHC Group, Inc.	72,851	9,221,480
#*	Ligand Pharmaceuticals, Inc.	8,097	740,956
	Luminex Corp.	95,209	2,068,892
*	Magellan Health, Inc.	76,461	5,378,267
*	MEDNAX, Inc.	286,024	7,027,610
	Meridian Bioscience, Inc.	45,446	543,080
#*	Merrimack Pharmaceuticals, Inc.	88,063	540,707
*	Micron Solutions, Inc.	1,132	2,739
#	Millendo Therapeutics, Inc.	6	59
#*	Minerva Neurosciences, Inc.	5,410	35,922
#*	Mirati Therapeutics, Inc.	5,371	568,252
#*	Misonix, Inc.	20,233	480,129
*	Myriad Genetics, Inc.	200,020	5,828,583
	National HealthCare Corp.	29,307	2,567,293
#*	Natus Medical, Inc.	64,491	2,003,735
*	NextGen Healthcare, Inc.	2,402	39,297
#*	Nuvectra Corp.	43,910	93,089
*	Omnicell, Inc.	1,724	129,662
*	OncoSec Medical, Inc.	4,300	9,589
#*	OPKO Health, Inc.	86,860	183,275
*	OraSure Technologies, Inc.	121,922	1,018,049
*	Orthofix Medical, Inc.	11,674	623,975
*	Otonomy, Inc.	84,730	240,633
#	Owens & Minor, Inc.	186,411	505,174
#	Patterson Cos., Inc.	235,475	4,662,405
#*	PDL BioPharma, Inc.	717,916	2,067,598
#	Perrigo Co. P.L.C.	410,453	22,168,566
*	Pfenex, Inc.	26,611	156,473
#*	Premier, Inc., Class A	90,166	3,493,932
#*	Prestige Consumer Healthcare, Inc.	245,267	8,486,238
*	Protagonist Therapeutics, Inc.	20,402	224,830
#*	Prothena Corp. P.L.C.	74,608	698,331
*	Providence Service Corp. (The)	50,035	2,788,951
#*	Quorum Health Corp.	12,042	19,990
#*	RTI Surgical Holdings, Inc.	410,356	1,748,117

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Savara, Inc.	4,784	$12,151
*	SeaSpine Holdings Corp.	28,544	362,794
*	Select Medical Holdings Corp.	380,711	6,373,102
#*	Surgery Partners, Inc.	34,651	264,387
#*	Syneos Health, Inc.	73,977	3,779,485
#*	Synlogic, Inc.	4,939	27,708
#*	Tivity Health, Inc.	67,256	1,173,617
*	Triple-S Management Corp., Class B	61,284	1,469,584
#	Utah Medical Products, Inc.	1,047	95,267
*	Vanda Pharmaceuticals, Inc.	31,890	397,030
*	Varex Imaging Corp.	59,833	1,902,091
*	WellCare Health Plans, Inc.	8,991	2,582,665
TOTAL HEALTH CARE			204,654,402
INDUSTRIALS — (18.8%)
	AAR Corp.	153,489	6,425,050
	ABM Industries, Inc.	293,244	12,342,640
*	Acacia Research Corp.	68,753	191,821
	ACCO Brands Corp.	258,640	2,529,499
	Acme United Corp.	5,282	109,866
	Actuant Corp., Class A	94,310	2,159,699
	Acuity Brands, Inc.	370	49,661
#	ADT, Inc.	130,399	828,034
*	Advanced Disposal Services, Inc.	37,476	1,213,098
*	AECOM	521,791	18,758,386
*	Aegion Corp.	85,783	1,617,010
*	AeroCentury Corp.	6,545	52,360
#*	Aerovironment, Inc.	69,796	3,828,311
	AGCO Corp.	273,209	21,037,093
	Air Lease Corp.	360,712	15,074,154
*	Air Transport Services Group, Inc.	120,742	2,814,496
	Alamo Group, Inc.	62,459	6,114,112
	Alaska Air Group, Inc.	94,110	5,962,810
	Albany International Corp., Class A	72,670	6,248,893
	Allied Motion Technologies, Inc.	10,614	420,739
	Altra Industrial Motion Corp.	64,225	1,845,184
	AMERCO	44,690	17,295,030
*	Ameresco, Inc., Class A	57,237	815,627
#*	American Superconductor Corp.	8,997	79,983
*	American Woodmark Corp.	27,892	2,366,636
*	AMREP Corp.	8,943	54,552
	Apogee Enterprises, Inc.	111,923	4,539,597
	Applied Industrial Technologies, Inc.	101,974	6,204,098
*	ARC Document Solutions, Inc.	322,369	609,277
	ArcBest Corp.	84,067	2,516,125
	Arconic, Inc.	59,287	1,484,546
	Arcosa, Inc.	212,350	7,963,125
#	Argan, Inc.	76,790	3,159,908
*	Armstrong Flooring, Inc.	11,190	93,548
*	Arotech Corp.	96,448	208,810
*	ASGN, Inc.	152,272	9,600,750
	Astec Industries, Inc.	57,448	1,877,975
*	Astronics Corp.	17,987	662,641
*	Atlas Air Worldwide Holdings, Inc.	73,153	3,339,434
*	Avalon Holdings Corp., Class A	3,700	9,694
	AZZ, Inc.	17,476	814,032
#*	Babcock & Wilcox Enterprises, Inc.	1,106	3,904
	Barnes Group, Inc.	135,925	7,073,537
	Barrett Business Services, Inc.	9,363	819,262

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Beacon Roofing Supply, Inc.	259,640	$9,406,757
	BG Staffing, Inc.	4,163	69,189
*	BMC Stock Holdings, Inc.	130,877	2,768,049
	Brady Corp., Class A	78,318	4,051,390
#	Briggs & Stratton Corp.	86,679	826,051
*	Broadwind Energy, Inc.	16,100	31,717
*	Builders FirstSource, Inc.	46,491	798,715
*	CAI International, Inc.	101,847	2,322,112
*	CBIZ, Inc.	175,900	4,110,783
*	CECO Environmental Corp.	95,608	882,462
*	Chart Industries, Inc.	144,806	10,937,197
	Chicago Rivet & Machine Co.	1,983	51,380
*	CIRCOR International, Inc.	56,576	2,149,888
*	Clean Harbors, Inc.	118,511	9,221,341
#*	Colfax Corp.	370,170	10,246,306
	Columbus McKinnon Corp.	68,989	2,651,937
	Comfort Systems USA, Inc.	47,713	2,003,946
*	Commercial Vehicle Group, Inc.	80,072	650,185
	CompX International, Inc.	5,744	94,489
*	Construction Partners, Inc., Class A	9,337	145,937
*	Continental Building Products, Inc.	23,490	577,384
*	Continental Materials Corp.	1,419	21,626
	Copa Holdings SA, Class A	6,502	657,352
*	Cornerstone Building Brands, Inc.	41,055	238,940
	Costamare, Inc.	185,112	1,116,225
	Covanta Holding Corp.	4,855	83,603
*	Covenant Transportation Group, Inc., Class A	65,916	1,110,685
*	CPI Aerostructures, Inc.	71,906	564,462
	CRA International, Inc.	29,637	1,286,839
	Crane Co.	6,758	565,645
	CSW Industrials, Inc.	30,288	2,138,636
	Cubic Corp.	73,557	4,869,473
	Curtiss-Wright Corp.	97,769	12,407,864
*	Daseke, Inc.	5,967	22,078
	Deluxe Corp.	51,703	2,306,988
	Douglas Dynamics, Inc.	70,291	2,888,960
*	Ducommun, Inc.	41,557	1,751,628
*	DXP Enterprises, Inc.	63,830	2,167,028
*	Dycom Industries, Inc.	54,145	2,986,638
#*	Eagle Bulk Shipping, Inc.	91,500	423,645
	Eastern Co. (The)	33,047	834,767
*	Echo Global Logistics, Inc.	93,965	1,978,903
	Ecology and Environment, Inc., Class A	7,348	76,419
	EMCOR Group, Inc.	20,058	1,692,695
	Encore Wire Corp.	106,136	5,828,989
	EnerSys	85,269	5,807,672
#	Ennis, Inc.	94,663	1,924,499
	EnPro Industries, Inc.	57,985	4,119,254
	ESCO Technologies, Inc.	81,824	6,837,213
	Espey Manufacturing & Electronics Corp.	13,355	342,022
	Federal Signal Corp.	268,410	8,360,971
	Fluor Corp.	40,137	1,304,854
	Forward Air Corp.	16,501	1,039,563
*	Franklin Covey Co.	75,854	2,768,671
	Franklin Electric Co., Inc.	32,856	1,539,632
*	FreightCar America, Inc.	12,200	66,734
*	FTI Consulting, Inc.	144,771	15,121,331
#*	Gates Industrial Corp. P.L.C.	8,982	98,622
#	GATX Corp.	197,842	15,206,136

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Genco Shipping & Trading, Ltd.	29,180	$280,712
*	Gencor Industries, Inc.	51,296	654,537
*	Genesee & Wyoming, Inc., Class A	209,615	23,017,823
*	Gibraltar Industries, Inc.	148,815	6,166,894
*	GMS, Inc.	103,085	2,320,443
*	Goldfield Corp. (The)	14,156	33,267
	Gorman-Rupp Co. (The)	137,220	4,558,448
*	GP Strategies Corp.	108,016	1,715,294
	Graham Corp.	18,713	405,136
#	Granite Construction, Inc.	151,341	5,372,605
*	Great Lakes Dredge & Dock Corp.	182,504	1,958,268
	Greenbrier Cos., Inc. (The)	116,559	3,369,721
	Griffon Corp.	250,012	4,087,696
	H&E Equipment Services, Inc.	65,215	1,996,231
#	Hawaiian Holdings, Inc.	157,421	4,091,372
#*	HC2 Holdings, Inc.	10,500	22,785
	Heartland Express, Inc.	53,538	1,062,194
	Heidrick & Struggles International, Inc.	76,957	2,285,623
	Helios Technologies, Inc.	22,457	1,054,581
*	Herc Holdings, Inc.	40,532	1,829,614
*	Heritage-Crystal Clean, Inc.	41,140	1,153,977
*	Hertz Global Holdings, Inc.	312,126	4,844,196
#*	Hill International, Inc.	7,134	22,472
	Hillenbrand, Inc.	2,233	75,230
*	Houston Wire & Cable Co.	16,754	77,906
*	Hub Group, Inc., Class A	110,401	5,006,685
*	Hudson Global, Inc.	594	6,326
	Hurco Cos., Inc.	32,038	1,095,379
*	Huron Consulting Group, Inc.	78,127	4,763,403
	Hyster-Yale Materials Handling, Inc.	52,202	3,228,172
*	IAA Inc.	466	21,786
	ICF International, Inc.	59,420	5,061,990
*	IES Holdings, Inc.	2,029	36,745
*	InnerWorkings, Inc.	167,751	613,969
*	Innovative Solutions & Support, Inc.	5,621	30,972
	Insteel Industries, Inc.	75,315	1,469,396
	Interface, Inc.	44,958	623,118
	ITT, Inc.	86,313	5,387,657
	Jacobs Engineering Group, Inc.	77,141	6,364,904
*	JELD-WEN Holding, Inc.	113,516	2,487,136
*	JetBlue Airways Corp.	1,167,600	22,452,948
	Kadant, Inc.	57,227	5,348,435
	Kaman Corp.	77,918	4,940,001
	KAR Auction Services, Inc.	466	12,461
	Kelly Services, Inc., Class A	107,044	2,979,035
	Kennametal, Inc.	132,016	4,565,113
	Kforce, Inc.	1,297	44,215
	Kimball International, Inc., Class B	137,692	2,387,579
#*	Kirby Corp.	129,264	10,129,127
#	Knight-Swift Transportation Holdings, Inc.	348,447	12,488,340
	Knoll, Inc.	16,846	408,515
	Korn Ferry	202,269	7,945,126
#*	Kratos Defense & Security Solutions, Inc.	25,681	633,037
*	Lawson Products, Inc.	26,425	1,106,415
*	LB Foster Co., Class A	43,472	1,050,718
*	Limbach Holdings, Inc.	1,261	11,198
#	LSC Communications, Inc.	1,349	1,349
	LSI Industries, Inc.	13,606	53,880
*	Lydall, Inc.	102,737	2,424,593

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Macquarie Infrastructure Corp.	193,212	$8,006,705
*	Manitex International, Inc.	5,026	32,669
*	Manitowoc Co., Inc. (The)	179,449	3,221,110
	ManpowerGroup, Inc.	105,156	9,606,001
	Marten Transport, Ltd.	324,263	6,507,958
*	Masonite International Corp.	39,475	2,104,017
#*	MasTec, Inc.	222,715	11,429,734
*	Mastech Digital, Inc.	2,816	16,924
	Matson, Inc.	178,811	7,315,158
	Matthews International Corp., Class A	36,854	1,258,564
	McGrath RentCorp	73,078	4,977,343
*	Mercury Systems, Inc.	44,668	3,641,335
*	Mesa Air Group, Inc.	13,909	142,428
*	Milacron Holdings Corp.	61,685	1,038,775
	Miller Industries, Inc.	59,589	1,860,369
*	Mistras Group, Inc.	981	14,872
	Mobile Mini, Inc.	198,332	6,735,355
	Moog, Inc., Class A	64,931	5,289,279
*	MRC Global, Inc.	186,427	2,915,718
	MSC Industrial Direct Co., Inc., Class A	23,146	1,644,523
	Mueller Industries, Inc.	133,910	4,042,743
	Mueller Water Products, Inc., Class A	285,621	2,904,766
*	MYR Group, Inc.	70,755	2,555,671
#	National Presto Industries, Inc.	16,588	1,525,598
	Navigant Consulting, Inc.	149,224	3,635,097
	Nielsen Holdings P.L.C.	33,212	769,190
*	NL Industries, Inc.	14,037	71,448
#	NN, Inc.	59,192	485,966
*	Northwest Pipe Co.	48,835	1,140,786
*	NOW, Inc.	353,049	4,324,850
#*	NV5 Global, Inc.	32,961	2,619,411
*	Orion Group Holdings, Inc.	53,760	218,803
	Oshkosh Corp.	168,190	14,055,638
	Owens Corning	335,482	19,457,956
*	PAM Transportation Services, Inc.	25,480	1,488,287
#	Park Aerospace Corp.	56,870	1,034,465
	Park-Ohio Holdings Corp.	28,527	872,926
*	Patrick Industries, Inc.	41,834	1,918,926
*	Patriot Transportation Holding, Inc.	9,898	169,256
*	Perma-Pipe International Holdings, Inc.	44,798	396,462
*	PGT Innovations, Inc.	80,772	1,302,045
*	PICO Holdings, Inc.	50,122	505,731
#*	Pioneer Power Solutions, Inc.	1,300	6,955
	Powell Industries, Inc.	44,374	1,641,394
	Preformed Line Products Co.	18,319	1,058,289
	Primoris Services Corp.	89,403	1,873,887
#	Quad/Graphics, Inc.	76,599	866,335
	Quanex Building Products Corp.	79,928	1,488,259
	Quanta Services, Inc.	609,456	22,805,844
*	Radiant Logistics, Inc.	163,866	899,624
	Raven Industries, Inc.	40,179	1,456,087
*	RBC Bearings, Inc.	1,128	183,514
*	RCM Technologies, Inc.	78,752	259,882
	Regal Beloit Corp.	142,677	11,359,943
*	Resideo Technologies, Inc.	57,173	1,078,283
	Resources Connection, Inc.	103,599	1,823,342
#	REV Group, Inc.	6,423	93,583
*	Rexnord Corp.	60,331	1,767,095
	Rush Enterprises, Inc., Class A	197,465	7,436,532

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc., Class B	51,902	$2,044,939
	Ryder System, Inc.	233,530	12,437,808
*	Saia, Inc.	127,647	9,739,466
	Schneider National, Inc., Class B	95,701	1,847,029
#	Scorpio Bulkers, Inc.	28,074	168,725
	Servotronics, Inc.	7,061	73,223
*	SIFCO Industries, Inc.	12,483	34,703
	Simpson Manufacturing Co., Inc.	108,436	6,697,007
	SkyWest, Inc.	240,109	14,577,017
	Snap-on, Inc.	8,785	1,340,679
*	SP Plus Corp.	75,311	2,600,489
	Spartan Motors, Inc.	153,129	1,840,611
*	Spirit Airlines, Inc.	226,203	9,597,793
*	SPX Corp.	66,528	2,321,827
*	SPX FLOW, Inc.	73,038	2,962,421
	Standex International Corp.	54,396	3,827,847
	Steelcase, Inc., Class A	264,657	4,475,350
#*	Stericycle, Inc.	91,777	4,218,071
*	Sterling Construction Co., Inc.	107,040	1,340,141
#*	Sunrun, Inc.	94,073	1,792,091
	Systemax, Inc.	135,834	2,947,598
*	Taylor Devices, Inc.	706	7,604
#*	Team, Inc.	99,948	1,655,139
*	Teledyne Technologies, Inc.	5,339	1,555,144
	Terex Corp.	255,808	7,789,354
	Tetra Tech, Inc.	67,417	5,339,426
*	Textainer Group Holdings, Ltd.	29,757	289,536
*	Thermon Group Holdings, Inc.	111,311	2,820,621
	Timken Co. (The)	46,978	2,147,364
	Titan International, Inc.	64,877	245,235
*	Titan Machinery, Inc.	37,925	786,564
*	Transcat, Inc.	6,502	154,878
*	TriMas Corp.	139,851	4,194,131
#	Trinity Industries, Inc.	644,950	12,641,020
	Triton International, Ltd.	293,643	9,713,710
#	Triumph Group, Inc.	62,142	1,505,701
*	TrueBlue, Inc.	107,803	2,131,265
#*	Tutor Perini Corp.	75,200	982,112
*	Twin Disc, Inc.	45,960	554,737
*	Ultralife Corp.	50,207	438,307
	UniFirst Corp.	54,144	10,659,329
	Universal Forest Products, Inc.	262,158	10,599,048
	Universal Logistics Holdings, Inc.	11,902	234,350
#	US Ecology, Inc.	2,197	139,795
#*	USA Truck, Inc.	22,003	178,664
	Valmont Industries, Inc.	10,279	1,414,390
*	Vectrus, Inc.	34,540	1,396,798
*	Veritiv Corp.	11,654	203,013
	Viad Corp.	90,983	6,290,565
	Virco Manufacturing Corp.	23,168	104,488
	VSE Corp.	14,635	438,465
#	Wabash National Corp.	188,853	2,989,543
	Watts Water Technologies, Inc., Class A	94,545	8,776,612
#	Werner Enterprises, Inc.	225,431	7,473,038
*	Wesco Aircraft Holdings, Inc.	248,656	2,618,348
*	WESCO International, Inc.	146,975	7,457,511
#*	Willdan Group, Inc.	16,551	578,954
*	Willis Lease Finance Corp.	36,581	2,277,167
#*	WillScot Corp.	23,917	380,759

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	XPO Logistics, Inc.	123,452	$8,330,541
TOTAL INDUSTRIALS			959,137,999
INFORMATION TECHNOLOGY — (10.1%)
*»	Actua Corp.	11,098	20,032
	ADTRAN, Inc.	93,711	1,041,129
*	Advanced Energy Industries, Inc.	2,785	162,644
*	Agilysys, Inc.	36,868	904,372
*	Alithya Group, Inc., Class A	87,929	262,028
*	Alpha & Omega Semiconductor, Ltd.	73,676	747,811
	American Software, Inc., Class A	20,941	278,934
*	Amkor Technology, Inc.	535,907	4,946,422
*	Amtech Systems, Inc.	16,144	94,927
*	Anixter International, Inc.	78,966	5,082,252
*	Arlo Technologies, Inc.	48,300	207,690
*	Arrow Electronics, Inc.	422,259	30,660,226
	AstroNova, Inc.	29,435	711,738
#*	Avaya Holdings Corp.	3,599	43,332
*	Aviat Networks, Inc.	7,802	100,022
	Avnet, Inc.	399,142	18,129,030
	AVX Corp.	296,325	4,513,030
*	Aware, Inc.	66,795	189,030
*	Axcelis Technologies, Inc.	129,521	2,078,812
#*	AXT, Inc.	156,438	667,990
	Bel Fuse, Inc., Class A	9,916	145,269
	Bel Fuse, Inc., Class B	25,771	424,964
	Belden, Inc.	88,317	4,014,891
	Benchmark Electronics, Inc.	204,163	5,524,651
#*	BroadVision, Inc.	13,792	17,654
	Brooks Automation, Inc.	176,037	6,830,236
*	BSQUARE Corp.	33,602	42,339
	Cabot Microelectronics Corp.	6,417	780,628
*	CACI International, Inc., Class A	113,624	24,446,204
#*	CalAmp Corp.	39,059	435,898
*	Calix, Inc.	9,978	62,662
	Cass Information Systems, Inc.	1,372	69,849
*	CCUR Holdings, Inc.	33,012	122,144
*	CEVA, Inc.	810	22,502
*	Cirrus Logic, Inc.	123,937	6,079,110
*	Clearfield, Inc.	13,109	173,694
#*	Coherent, Inc.	25,555	3,548,312
	Cohu, Inc.	130,888	1,984,262
*	CommScope Holding Co., Inc.	125,020	1,785,286
	Communications Systems, Inc.	19,486	71,708
*	Computer Task Group, Inc.	47,384	208,490
	Comtech Telecommunications Corp.	96,959	2,885,500
*	Conduent, Inc.	72,068	655,819
*	Control4 Corp.	40,177	960,632
*	CoreLogic, Inc.	108,539	4,946,122
*	Cray, Inc.	126,558	4,383,969
*	Cree, Inc.	93,108	5,789,455
	CSG Systems International, Inc.	18,064	925,599
	CSP, Inc.	5,466	74,666
	CTS Corp.	91,183	2,874,088
*	CyberOptics Corp.	39,249	527,899
	Cypress Semiconductor Corp.	181,517	4,169,446
	Daktronics, Inc.	105,295	667,570
*	Data I/O Corp.	20,180	88,792
*	Digi International, Inc.	84,178	1,105,257

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Diodes, Inc.	224,637	$9,569,536
*	DSP Group, Inc.	70,659	1,139,023
*	EchoStar Corp., Class A	164,257	7,476,979
*	EMCORE Corp.	39,105	116,533
	Entegris, Inc.	99,259	4,318,759
*	ePlus, Inc.	62,471	4,741,549
*	ExlService Holdings, Inc.	4,788	329,367
*	Fabrinet	126,948	6,814,569
*	FARO Technologies, Inc.	56,071	2,993,631
*	Finisar Corp.	201,968	4,752,307
*	Finjan Holdings, Inc.	12,200	26,230
#*	First Solar, Inc.	73,494	4,739,628
*	Flex, Ltd.	728,701	8,125,016
*	FormFactor, Inc.	248,327	4,166,927
*	Frequency Electronics, Inc.	40,292	469,805
	GlobalSCAPE, Inc.	12,048	168,070
*	GSE Systems, Inc.	23,168	50,043
*	GSI Technology, Inc.	70,449	579,091
	Hackett Group, Inc. (The)	87,795	1,441,594
#*	Harmonic, Inc.	276,471	2,065,238
#*	Ichor Holdings, Ltd.	17,323	436,713
#*	ID Systems, Inc.	7,485	45,883
#*	II-VI, Inc.	199,036	7,901,729
#*	Infinera Corp.	159,869	617,094
*	Information Services Group, Inc.	21,885	59,527
*	Insight Enterprises, Inc.	137,520	7,566,350
	InterDigital, Inc.	36,437	2,347,636
*	inTEST Corp.	48,460	219,524
*	Intevac, Inc.	55,464	285,085
	Jabil, Inc.	540,808	16,700,151
	KBR, Inc.	399,723	10,544,693
#	KEMET Corp.	97,770	1,967,132
*	Key Tronic Corp.	54,827	270,297
*	Kimball Electronics, Inc.	104,283	1,658,100
*	Knowles Corp.	426,540	8,680,089
	Kulicke & Soffa Industries, Inc.	168,941	3,823,135
*	KVH Industries, Inc.	55,885	564,439
*	Lattice Semiconductor Corp.	89,600	1,732,864
	Leidos Holdings, Inc.	5,850	480,285
#*	LGL Group, Inc. (The)	9,599	79,096
*	Limelight Networks, Inc.	43,558	118,042
#	Littelfuse, Inc.	6,792	1,147,576
*	LiveRamp Holdings, Inc.	137,775	7,259,365
	LogMeIn, Inc.	77,885	5,916,923
*	LRAD Corp.	7,568	31,483
#*	Lumentum Holdings, Inc.	9,299	526,602
*	Luna Innovations, Inc.	65,894	339,354
#*	MACOM Technology Solutions Holdings, Inc.	39,484	774,676
	ManTech International Corp., Class A	84,966	5,843,962
	Methode Electronics, Inc.	159,696	4,782,895
	MKS Instruments, Inc.	172,747	14,705,952
	Monotype Imaging Holdings, Inc.	85,420	1,705,837
	MTS Systems Corp.	13,053	752,114
#*	Nanometrics, Inc.	113,867	3,573,146
#*	Napco Security Technologies, Inc.	22,292	645,353
*	NeoPhotonics Corp.	11,694	53,675
*	NETGEAR, Inc.	119,545	4,046,598
*	Netscout Systems, Inc.	267,137	6,956,248
*	NetSol Technologies, Inc.	9,758	58,548

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Network-1 Technologies, Inc.	4,934	$12,088
	NVE Corp.	502	33,744
*	ON Semiconductor Corp.	500,314	10,761,754
*	OneSpan, Inc.	86,579	1,265,785
*	Optical Cable Corp.	27,633	103,900
#*	OSI Systems, Inc.	46,194	5,199,597
#*	PAR Technology Corp.	30,921	803,637
	PC Connection, Inc.	171,498	5,609,700
*	PCM, Inc.	76,997	2,681,806
	PC-Tel, Inc.	54,486	251,725
#*	PDF Solutions, Inc.	1,899	25,352
*	Perceptron, Inc.	58,259	244,105
*	Perficient, Inc.	116,680	3,986,956
	Perspecta, Inc.	15,155	353,566
*	Photronics, Inc.	209,678	2,019,199
#	Plantronics, Inc.	11,435	439,104
*	Plexus Corp.	96,047	5,734,966
	Presidio, Inc.	2,497	34,958
*	PRGX Global, Inc.	27,766	155,767
	Progress Software Corp.	27,014	1,169,436
	QAD, Inc., Class B	465	15,350
*	Qumu Corp.	8,056	29,968
*	Rambus, Inc.	230,076	2,866,747
#*	RealNetworks, Inc.	101,049	155,615
	RF Industries, Ltd.	15,951	131,117
*	Ribbon Communications, Inc.	25,745	126,665
	Richardson Electronics, Ltd.	36,622	207,647
*	Rogers Corp.	37,796	5,996,713
*	Rudolph Technologies, Inc.	152,807	4,113,564
*	Sanmina Corp.	275,108	8,734,679
*	ScanSource, Inc.	86,171	2,925,505
#	Science Applications International Corp.	22,655	1,934,057
*	Semtech Corp.	785	41,503
#*	SMART Global Holdings, Inc.	14,238	433,405
#*	SolarEdge Technologies, Inc.	23,675	1,544,320
*	StarTek, Inc.	2,241	15,037
*	Steel Connect, Inc.	106,769	190,049
#*	Stratasys, Ltd.	89,218	2,488,290
*	Super Micro Computer, Inc.	20,146	368,873
*	Sykes Enterprises, Inc.	144,986	4,101,654
#*	Synaptics, Inc.	98,291	3,163,004
*	Synchronoss Technologies, Inc.	34,807	281,589
	SYNNEX Corp.	210,135	20,706,703
*	Tech Data Corp.	202,316	20,502,703
*	Telaria, Inc.	58,800	476,280
*	Telenav, Inc.	233,607	2,202,914
	Teradyne, Inc.	31,295	1,744,070
	TESSCO Technologies, Inc.	38,446	565,925
	TiVo Corp.	146,767	1,112,494
	TransAct Technologies, Inc.	1,679	20,081
*	Trio-Tech International	5,279	17,632
#*	TTM Technologies, Inc.	384,697	4,023,931
#*	Ultra Clean Holdings, Inc.	132,384	1,931,483
*	Veeco Instruments, Inc.	21,330	254,040
*	Verint Systems, Inc.	12,134	702,195
*	Viavi Solutions, Inc.	42,125	617,974
*	Virtusa Corp.	118,156	5,279,210
	Vishay Intertechnology, Inc.	434,647	7,388,999
*	Vishay Precision Group, Inc.	46,599	1,898,443

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Wayside Technology Group, Inc.	3,889	$43,868
	Xerox Corp.	475,398	15,260,276
	Xperi Corp.	157,148	3,355,110
TOTAL INFORMATION TECHNOLOGY			515,845,911
MATERIALS — (5.9%)
*	AdvanSix, Inc.	35,447	908,861
#	Albemarle Corp.	31,915	2,328,518
#*	Alcoa Corp.	659,973	14,842,793
#*	Allegheny Technologies, Inc.	99,587	2,168,009
*	Amcor, PLC	231,178	2,450,487
	American Vanguard Corp.	95,076	1,357,685
	Ashland Global Holdings, Inc.	78,397	6,230,994
	Boise Cascade Co.	113,403	3,061,881
	Cabot Corp.	75,897	3,394,114
	Carpenter Technology Corp.	174,114	7,836,871
#*	Century Aluminum Co.	440,032	3,163,830
	Chase Corp.	15,612	1,617,091
*	Clearwater Paper Corp.	2,285	44,855
*	Coeur Mining, Inc.	366,491	1,685,859
#	Commercial Metals Co.	399,069	6,987,698
*	Core Molding Technologies, Inc.	23,022	153,096
	Domtar Corp.	207,803	8,821,237
#*	Element Solutions, Inc.	675,009	6,763,590
*	Ferro Corp.	83,666	1,232,400
#*	Flotek Industries, Inc.	25,422	78,046
	Friedman Industries, Inc.	14,662	90,611
	FutureFuel Corp.	113,826	1,326,073
	Gold Resource Corp.	63,743	228,837
	Graphic Packaging Holding Co.	462,096	6,866,747
	Greif, Inc., Class A	72,743	2,543,095
	Greif, Inc., Class B	12,140	522,020
	Hawkins, Inc.	32,065	1,400,279
	Haynes International, Inc.	46,893	1,395,536
	HB Fuller Co.	207,630	9,926,790
#	Hecla Mining Co.	1,184,610	2,191,528
	Huntsman Corp.	522,341	10,734,108
	Innophos Holdings, Inc.	11,428	310,499
	Innospec, Inc.	78,708	7,349,753
*	Intrepid Potash, Inc.	356,699	1,334,054
	Kaiser Aluminum Corp.	70,836	6,819,382
*	Kraton Corp.	87,345	2,678,871
#	Kronos Worldwide, Inc.	61,026	818,359
#*	Livent Corp.	113,809	732,930
	Louisiana-Pacific Corp.	494,771	12,933,314
*	LSB Industries, Inc.	1,486	7,415
	Materion Corp.	86,073	5,347,715
	Mercer International, Inc.	221,218	2,882,471
	Minerals Technologies, Inc.	111,145	5,918,471
	Mosaic Co. (The)	365,022	9,194,904
	Myers Industries, Inc.	86,603	1,400,371
	Neenah, Inc.	46,921	3,083,179
#	Nexa Resources SA	20,135	165,912
	Northern Technologies International Corp.	42,028	474,916
	Olin Corp.	474,845	9,530,139
	Olympic Steel, Inc.	42,600	535,908
*	OMNOVA Solutions, Inc.	67,379	670,421
	PH Glatfelter Co.	220,312	3,595,492
	PolyOne Corp.	46,159	1,512,630

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	PQ Group Holdings, Inc.	36,898	$575,240
#	Quaker Chemical Corp.	16,255	3,046,024
#	Rayonier Advanced Materials, Inc.	166,106	772,393
	Reliance Steel & Aluminum Co.	279,850	27,971,007
	Resolute Forest Products, Inc.	210,837	1,286,106
#	Royal Gold, Inc.	1,320	151,074
#*	Ryerson Holding Corp.	7,903	64,488
	Schnitzer Steel Industries, Inc., Class A	136,419	3,632,838
	Schweitzer-Mauduit International, Inc.	84,413	2,906,340
#	Sensient Technologies Corp.	16,762	1,142,666
#	Sonoco Products Co.	85,205	5,114,856
	Steel Dynamics, Inc.	342,958	10,806,607
	Stepan Co.	55,238	5,476,848
#*	Summit Materials, Inc., Class A	336,936	6,213,100
*	SunCoke Energy, Inc.	143,992	1,092,899
	Synalloy Corp.	29,583	502,319
#*	TimkenSteel Corp.	142,695	997,438
#*	Trecora Resources	37,983	360,459
	Tredegar Corp.	115,762	1,929,753
	Trinseo SA	77,747	3,017,361
*	Tronox Holdings P.L.C., Class A	427,040	4,723,062
*	UFP Technologies, Inc.	12,347	537,835
	United States Lime & Minerals, Inc.	11,290	913,135
#	United States Steel Corp.	670,452	10,076,894
*	Universal Stainless & Alloy Products, Inc.	18,163	293,877
#*	US Concrete, Inc.	52,552	2,474,674
	Valvoline, Inc.	107,752	2,175,513
*	Venator Materials P.L.C	92,289	353,467
*	Verso Corp., Class A	113,824	1,841,672
	Warrior Met Coal, Inc.	21,269	526,195
#	Westlake Chemical Corp.	70,568	4,768,280
	Worthington Industries, Inc.	110,280	4,435,462
TOTAL MATERIALS			299,830,527
REAL ESTATE — (0.2%)
	Alexander & Baldwin, Inc.	18,841	442,952
#	Consolidated-Tomoka Land Co.	10,815	678,317
#*	Forestar Group, Inc.	17,063	352,521
*	FRP Holdings, Inc.	26,146	1,296,319
	Griffin Industrial Realty, Inc.	10,709	416,152
#*	Howard Hughes Corp. (The)	10,542	1,423,170
#*	Marcus & Millichap, Inc.	8,968	297,738
#*	Rafael Holdings, Inc., Class B	54,411	1,126,308
	RE/MAX Holdings, Inc., Class A	42,831	1,245,525
#	Realogy Holdings Corp.	5,571	29,025
#*	St Joe Co. (The)	11,845	227,898
*	Stratus Properties, Inc.	25,957	732,506
*	Tejon Ranch Co.	77,109	1,428,830
*	Trinity Place Holdings, Inc.	4,136	17,371
TOTAL REAL ESTATE			9,714,632
UTILITIES — (0.2%)
*	AquaVenture Holdings, Ltd.	13,596	234,259
#	Genie Energy, Ltd., Class B	78,472	864,761
#	Ormat Technologies, Inc.	83,280	5,459,004
	TerraForm Power, Inc., Class A	64,590	995,332

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Vistra Energy Corp.	142,213	$3,051,891
TOTAL UTILITIES		10,605,247
TOTAL COMMON STOCKS		4,682,889,632
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	17,832	471,478
TOTAL INVESTMENT SECURITIES		4,683,361,110

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	14,386,783	14,386,783
SECURITIES LENDING COLLATERAL — (8.1%)
@§	DFA Short Term Investment Fund	36,032,179	416,928,345
TOTAL INVESTMENTS — (100.0%)
(Cost $3,514,959,661)^^			$5,114,676,238
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$155,963,183	—	—	$155,963,183
Consumer Discretionary	633,701,294	$4,287	—	633,705,581
Consumer Staples	198,281,952	—	—	198,281,952
Energy	313,906,271	—	—	313,906,271
Financials	1,380,666,585	577,342	—	1,381,243,927
Health Care	204,654,402	—	—	204,654,402
Industrials	959,137,999	—	—	959,137,999
Information Technology	515,825,879	20,032	—	515,845,911
Materials	299,830,527	—	—	299,830,527
Real Estate	9,714,632	—	—	9,714,632
Utilities	10,605,247	—	—	10,605,247
Preferred Stocks
Communication Services	471,478	—	—	471,478
Temporary Cash Investments	14,386,783	—	—	14,386,783
Securities Lending Collateral	—	416,928,345	—	416,928,345
TOTAL	$4,697,146,232	$417,530,006	—	$5,114,676,238

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2019, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio, and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large

Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio and Emerging Markets Sustainability Core 1 Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2019, the DFA Commodity Strategy Portfolio held $351,957,354 in the Subsidiary, representing 21.55% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2019, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$325,549
U.S. Large Cap Value Portfolio	19,250,259
U.S. Targeted Value Portfolio	10,790,217
U.S. Small Cap Value Portfolio	13,676,515
U.S. Core Equity 1 Portfolio	18,909,603
U.S. Core Equity 2 Portfolio	19,928,973
U.S. Vector Equity Portfolio	3,475,106
U.S. Small Cap Portfolio	16,710,475
U.S. Micro Cap Portfolio	5,524,476
DFA Real Estate Securities Portfolio	7,143,778
Large Cap International Portfolio	4,631,539
International Core Equity Portfolio	28,479,854
International Small Company Portfolio	11,954,762
Global Small Company Portfolio	41,159
Japanese Small Company Portfolio	553,467
Asia Pacific Small Company Portfolio	345,944
United Kingdom Small Company Portfolio	27,212
Continental Small Company Portfolio	648,926
DFA International Real Estate Securities Portfolio	5,838,999
DFA Global Real Estate Securities Portfolio	7,413,057
DFA International Small Cap Value Portfolio	13,839,446
International Vector Equity Portfolio	2,439,196
World ex U.S. Value Portfolio	269,898
World ex U.S. Targeted Value Portfolio	562,205
World ex U.S. Core Equity Portfolio	3,580,938
Selectively Hedged Global Equity Portfolio	345,168
Emerging Markets Portfolio	4,186,312
Emerging Markets Small Cap Portfolio	6,691,621

Federal Tax Cost
Emerging Markets Value Portfolio	$17,136,357
Emerging Markets Core Equity Portfolio	26,073,482
U.S. Large Cap Equity Portfolio	1,251,323
DFA Commodity Strategy Portfolio	2,458,881
DFA One-Year Fixed Income Portfolio	7,692,448
DFA Two-Year Global Fixed Income Portfolio	5,371,410
DFA Selectively Hedged Global Fixed Income Portfolio	1,207,217
DFA Short-Term Government Portfolio	2,376,516
DFA Five-Year Global Fixed Income Portfolio	15,007,791
DFA World ex U.S. Government Fixed Income Portfolio	1,355,229
DFA Intermediate Government Fixed Income Portfolio	5,159,947
DFA Short-Term Extended Quality Portfolio	6,068,505
DFA Intermediate-Term Extended Quality Portfolio	1,757,513
DFA Targeted Credit Portfolio	756,251
DFA Investment Grade Portfolio	9,633,793
DFA Inflation-Protected Securities Portfolio	4,600,453
DFA Short-Term Municipal Bond Portfolio	2,535,421
DFA Intermediate-Term Municipal Bond Portfolio	1,949,127
DFA California Short-Term Municipal Bond Portfolio	1,228,580
DFA California Intermediate-Term Municipal Bond Portfolio	505,962
DFA NY Municipal Bond Portfolio	116,279
Dimensional Retirement Income Fund	17,595
Dimensional 2045 Target Date Retirement Income Fund	66,988
Dimensional 2050 Target Date Retirement Income Fund	54,382
Dimensional 2055 Target Date Retirement Income Fund	27,135
Dimensional 2060 Target Date Retirement Income Fund	18,561
Dimensional 2005 Target Date Retirement Income Fund	6,703
Dimensional 2010 Target Date Retirement Income Fund	18,333
Dimensional 2015 Target Date Retirement Income Fund	46,927
Dimensional 2020 Target Date Retirement Income Fund	106,815
Dimensional 2025 Target Date Retirement Income Fund	144,379
Dimensional 2030 Target Date Retirement Income Fund	138,988
Dimensional 2035 Target Date Retirement Income Fund	111,416
Dimensional 2040 Target Date Retirement Income Fund	93,373
DFA Short-Duration Real Return Portfolio	1,488,995
DFA Municipal Real Return Portfolio	826,753
DFA Municipal Bond Portfolio	487,873
World Core Equity Portfolio	758,685
DFA LTIP Portfolio	200,539
U.S. Social Core Equity 2 Portfolio	923,380
U.S. Sustainability Core 1 Portfolio	1,531,758
International Sustainability Core 1 Portfolio	1,185,844
International Social Core Equity Portfolio	1,168,954
Emerging Markets Social Core Equity Portfolio	1,267,422
Tax-Managed U.S. Marketwide Value Portfolio	2,967,624
Tax-Managed U.S. Equity Portfolio	1,991,618
Tax-Managed U.S. Targeted Value Portfolio	3,517,605
Tax-Managed U.S. Small Cap Portfolio	2,229,218

Federal Tax Cost
T.A. U.S. Core Equity 2 Portfolio	$6,376,698
Tax-Managed DFA International Value Portfolio	3,654,390
T.A. World ex U.S. Core Equity Portfolio	3,418,191
VA U.S. Targeted Value Portfolio	349,100
VA U.S. Large Value Portfolio	450,737
VA International Value Portfolio	324,507
VA International Small Portfolio	249,050
VA Short-Term Fixed Portfolio	319,675
VA Global Bond Portfolio	390,087
VIT Inflation-Protected Securities Portfolio	154,669
DFA VA Global Moderate Allocation Portfolio	112,228
U.S. Large Cap Growth Portfolio	1,529,558
U.S. Small Cap Growth Portfolio	587,383
International Large Cap Growth Portfolio	332,972
International Small Cap Growth Portfolio	190,202
DFA Social Fixed Income Portfolio	281,083
DFA Diversified Fixed Income Portfolio	983,406
U.S. High Relative Profitability Portfolio	1,291,142
International High Relative Profitability Portfolio	547,726
VA Equity Allocation Portfolio	60,306
DFA MN Municipal Bond Portfolio	69,998
DFA California Municipal Real Return Portfolio	131,247
DFA Global Core Plus Fixed Income Portfolio	1,274,843
Emerging Markets Sustainability Core 1 Portfolio	245,333
Emerging Markets Targeted Value Portfolio	114,419
DFA Global Sustainability Fixed Income Portfolio	302,344

RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios’ financial statements.
In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios’ adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios’ net assets or results of operations.

OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.
On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series,

The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.